UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant:	Vanguard Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  December 31

Date of reporting period: January 1, 2019—June 30, 2019

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2019 Vanguard 500 Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	24

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended June 30, 2019

500 Index Fund	Beginning Account Value 12/31/2018	Ending Account Value 6/30/2019	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,184.70	$0.76
ETF Shares	1,000.00	1,185.26	0.16
AdmiralTM Shares	1,000.00	1,185.26	0.22
Institutional Select Shares	1,000.00	1,185.45	0.05
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.10	$0.70
ETF Shares	1,000.00	1,024.65	0.15
Admiral Shares	1,000.00	1,024.60	0.20
Institutional Select Shares	1,000.00	1,024.74	0.05

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.03% for ETF Shares, 0.04% for Admiral Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

500 Index Fund

Sector Diversification

As of June 30, 2019

Communication Services	10.2%
Consumer Discretionary	10.2
Consumer Staples	7.3
Energy	5.0
Financials	13.1
Health Care	14.2
Industrials	9.4
Information Technology	21.5
Materials	2.8
Real Estate	3.0
Utilities	3.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

500 Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Shares	Market Value• ($000)
Common Stocks (99.5%)[1]
Communication Services (10.1%)
*	Facebook Inc. Class A	47,278,335	9,124,719
*	Alphabet Inc. Class C	6,032,827	6,520,943
*	Alphabet Inc. Class A	5,890,672	6,378,420
	AT&T Inc.	143,615,084	4,812,541
	Walt Disney Co.	34,353,680	4,797,148
	Verizon Communications Inc.	81,384,513	4,649,497
	Comcast Corp. Class A	89,132,852	3,768,537
*	Netflix Inc.	8,604,104	3,160,459
*	Charter Communications Inc. Class A	3,385,349	1,337,822
	Activision Blizzard Inc.	15,072,185	711,407
*	Electronic Arts Inc.	5,836,306	590,984
*	Twitter Inc.	14,365,321	501,350
	Omnicom Group Inc.	4,333,892	355,162
	CBS Corp. Class B	6,921,874	345,402
*	Take-Two Interactive Software Inc.	2,215,354	251,509
	Fox Corp. Class A	6,803,562	249,282
	CenturyLink Inc.	18,887,509	222,117
	Viacom Inc. Class B	6,961,294	207,934
*	Discovery Communications Inc.	7,045,842	200,454
*	DISH Network Corp. Class A	4,541,748	174,449
	Interpublic Group of Cos. Inc.	7,618,805	172,109
	News Corp. Class A	10,069,982	135,844
	Fox Corp. Class B	3,361,443	122,794
*	Discovery Communications Inc. Class A	3,154,175	96,833
*	TripAdvisor Inc.	2,037,581	94,320
	News Corp. Class B	6,219	87
			48,982,123
Consumer Discretionary (10.2%)
*	Amazon.com Inc.	8,138,251	15,410,836
	Home Depot Inc.	21,652,434	4,503,057
	McDonald’s Corp.	15,025,420	3,120,179
	NIKE Inc. Class B	24,728,892	2,075,990
	Starbucks Corp.	23,834,266	1,998,027
*	Booking Holdings Inc.	851,946	1,597,152
	Lowe’s Cos. Inc.	15,404,682	1,554,486
	TJX Cos. Inc.	23,863,607	1,261,908
	General Motors Co.	25,956,896	1,000,119
	Target Corp.	10,081,540	873,162
	Ford Motor Co.	77,105,626	788,791
	Marriott International Inc. Class A	5,438,173	762,921
	Ross Stores Inc.	7,229,838	716,622
	Dollar General Corp.	5,082,762	686,986
	Yum! Brands Inc.	6,020,340	666,271
	eBay Inc.	16,118,825	636,694
*	O’Reilly Automotive Inc.	1,540,009	568,756
	Hilton Worldwide Holdings Inc.	5,726,302	559,689
	VF Corp.	6,407,096	559,660
*	AutoZone Inc.	482,509	530,504
*	Dollar Tree Inc.	4,673,953	501,936
	Royal Caribbean Cruises Ltd.	3,383,978	410,172
	Aptiv plc	5,071,478	409,928
*	Ulta Beauty Inc.	1,093,199	379,220
	Carnival Corp.	7,881,680	366,892
*	Chipotle Mexican Grill Inc. Class A	480,020	351,797
	Best Buy Co. Inc.	4,573,157	318,886
	Expedia Group Inc.	2,329,195	309,853
	Genuine Parts Co.	2,875,154	297,808
	Darden Restaurants Inc.	2,420,788	294,683
	DR Horton Inc.	6,684,086	288,285
	MGM Resorts International	10,045,911	287,012
*	CarMax Inc.	3,270,562	283,983
	Lennar Corp. Class A	5,557,001	269,292
	Tractor Supply Co.	2,374,863	258,385
	Hasbro Inc.	2,279,205	240,866
	Wynn Resorts Ltd.	1,907,305	236,487
*	Norwegian Cruise Line Holdings Ltd.	4,239,899	227,386
	Advance Auto Parts Inc.	1,412,051	217,654

4

500 Index Fund

		Shares	Market Value• ($000)
	Tiffany & Co.	2,126,816	199,155
	Garmin Ltd.	2,386,717	190,460
	Tapestry Inc.	5,711,215	181,217
*	Mohawk Industries Inc.	1,211,557	178,668
	Whirlpool Corp.	1,245,644	177,330
	BorgWarner Inc.	4,080,581	171,303
*	LKQ Corp.	6,171,304	164,218
	PulteGroup Inc.	5,018,437	158,683
	Kohl’s Corp.	3,189,407	151,656
	PVH Corp.	1,474,632	139,559
	Macy’s Inc.	6,080,099	130,479
	Hanesbrands Inc.	7,115,513	122,529
	L Brands Inc.	4,515,062	117,843
	Newell Brands Inc.	7,616,614	117,448
	H&R Block Inc.	4,001,925	117,256
	Ralph Lauren Corp. Class A	1,027,456	116,709
	Harley-Davidson Inc.	3,130,603	112,169
*	Capri Holdings Ltd.	2,971,122	103,038
	Leggett & Platt Inc.	2,583,691	99,136
*	Under Armour Inc. Class A	3,686,125	93,443
	Foot Locker Inc.	2,209,402	92,618
*	Under Armour Inc. Class C	3,841,088	85,272
	Gap Inc.	4,166,868	74,879
	Nordstrom Inc.	2,070,224	65,957
	Lennar Corp. Class B	76,975	2,964
	Wyndham Hotels & Resorts Inc.	216	12
			48,986,336
Consumer Staples (7.2%)
	Procter & Gamble Co.	49,358,698	5,412,181
	Coca-Cola Co.	75,555,404	3,847,281
	PepsiCo Inc.	27,585,452	3,617,280
	Walmart Inc.	27,525,934	3,041,340
	Philip Morris International Inc.	30,615,636	2,404,246
	Costco Wholesale Corp.	8,654,209	2,286,961
	Altria Group Inc.	36,815,406	1,743,209
	Mondelez International Inc. Class A	28,346,123	1,527,856
	Colgate-Palmolive Co.	16,895,046	1,210,868
	Kimberly-Clark Corp.	6,765,087	901,651
	Walgreens Boots Alliance Inc.	15,292,314	836,031
	Estee Lauder Cos. Inc. Class A	4,314,677	790,061
	Sysco Corp.	9,303,735	657,960
	Constellation Brands Inc. Class A	3,289,386	647,812
	General Mills Inc.	11,781,252	618,751
*	Monster Beverage Corp.	7,699,226	491,442
	Tyson Foods Inc. Class A	5,799,388	468,243
	Archer-Daniels-Midland Co.	11,018,951	449,573
	Clorox Co.	2,507,180	383,874
	Kraft Heinz Co.	12,247,093	380,150
	McCormick & Co. Inc.	2,410,690	373,681
	Hershey Co.	2,742,037	367,515
	Church & Dwight Co. Inc.	4,846,716	354,101
	Kroger Co.	15,878,785	344,728
	Kellogg Co.	4,892,903	262,113
	JM Smucker Co.	2,239,191	257,932
	Conagra Brands Inc.	9,564,381	253,647
^	Hormel Foods Corp.	5,360,524	217,316
	Molson Coors Brewing Co. Class B	3,696,404	206,999
	Lamb Weston Holdings Inc.	2,876,828	182,276
	Brown-Forman Corp. Class B	3,274,449	181,503
	Campbell Soup Co.	3,793,906	152,022
	Coty Inc. Class A	5,909,159	79,183
			34,949,786
Energy (5.0%)
	Exxon Mobil Corp.	83,265,034	6,380,600
	Chevron Corp.	37,487,114	4,664,896
	ConocoPhillips	22,240,040	1,356,642
	Schlumberger Ltd.	27,256,853	1,083,187
	EOG Resources Inc.	11,419,838	1,063,872
	Kinder Morgan Inc.	38,306,054	799,830
	Phillips 66	8,218,294	768,739
	Occidental Petroleum Corp.	14,718,281	740,035
	Marathon Petroleum Corp.	13,037,437	728,532
	Valero Energy Corp.	8,209,330	702,801
	Anadarko Petroleum Corp.	9,879,589	697,104
	Williams Cos. Inc.	23,841,346	668,511
	ONEOK Inc.	8,120,343	558,761
	Pioneer Natural Resources Co.	3,313,336	509,790
	Concho Resources Inc.	3,945,622	407,109
	Halliburton Co.	17,190,401	390,910
	Diamondback Energy Inc.	3,044,127	331,719
	Hess Corp.	5,017,396	318,956
	Baker Hughes a GE Co. Class A	10,135,346	249,634
	Devon Energy Corp.	8,173,152	233,098
	Marathon Oil Corp.	16,100,270	228,785
	TechnipFMC plc	8,290,635	215,059
	Apache Corp.	7,399,925	214,376

5

500 Index Fund

		Shares	Market Value• ($000)
	Noble Energy Inc.	9,413,743	210,868
	Cabot Oil & Gas Corp.	8,332,179	191,307
	National Oilwell Varco Inc.	7,596,375	168,867
	HollyFrontier Corp.	3,092,485	143,120
	Cimarex Energy Co.	1,996,690	118,464
	Helmerich & Payne Inc.	2,175,533	110,126
			24,255,698
Financials (13.0%)
*	Berkshire Hathaway Inc. Class B	36,928,481	7,872,044
	JPMorgan Chase & Co.	63,834,373	7,136,683
	Bank of America Corp.	174,006,336	5,046,184
	Wells Fargo & Co.	79,595,739	3,766,470
	Citigroup Inc.	45,506,247	3,186,802
	American Express Co.	13,474,132	1,663,247
	US Bancorp	29,445,769	1,542,958
	Goldman Sachs Group Inc.	6,693,270	1,369,443
	CME Group Inc.	7,044,816	1,367,469
	Chubb Ltd.	9,010,668	1,327,181
	PNC Financial Services Group Inc.	8,883,693	1,219,553
	S&P Global Inc.	4,842,341	1,103,037
	Morgan Stanley	25,157,504	1,102,150
	BlackRock Inc.	2,341,283	1,098,764
	Marsh & McLennan Cos. Inc.	10,062,242	1,003,709
	Intercontinental Exchange Inc.	11,095,214	953,523
	Charles Schwab Corp.	23,379,590	939,626
	MetLife Inc.	18,700,575	928,858
	Progressive Corp.	11,491,572	918,521
	Aon plc	4,732,926	913,360
	American International Group Inc.	17,114,776	911,875
	Capital One Financial Corp.	9,239,724	838,413
	Prudential Financial Inc.	7,988,547	806,843
	Aflac Inc.	14,667,765	803,940
	Travelers Cos. Inc.	5,153,487	770,549
	Bank of New York Mellon Corp.	17,331,749	765,197
	BB&T Corp.	15,070,037	740,391
	Allstate Corp.	6,553,759	666,452
	Moody’s Corp.	3,245,387	633,857
	SunTrust Banks Inc.	8,731,497	548,775
	T. Rowe Price Group Inc.	4,651,636	510,331
	Discover Financial Services	6,368,287	494,115
	Willis Towers Watson plc	2,542,304	486,953
	M&T Bank Corp.	2,687,550	457,072
	Synchrony Financial	12,474,239	432,482
	State Street Corp.	7,339,513	411,453
	Fifth Third Bancorp	14,302,998	399,054
	MSCI Inc. Class A	1,665,502	397,705
	Hartford Financial Services Group Inc.	7,115,573	396,480
	Northern Trust Corp.	4,281,872	385,368
	Ameriprise Financial Inc.	2,633,562	382,288
	KeyCorp	19,847,859	352,300
	Arthur J Gallagher & Co.	3,646,720	319,416
	Citizens Financial Group Inc.	9,022,310	319,029
	Cincinnati Financial Corp.	2,986,320	309,592
	Regions Financial Corp.	19,943,546	297,957
	Principal Financial Group Inc.	5,099,265	295,349
	Loews Corp.	5,280,931	288,709
	Huntington Bancshares Inc.	20,600,472	284,699
*	Berkshire Hathaway Inc. Class A	809	257,545
	Lincoln National Corp.	3,982,867	256,696
	First Republic Bank	2,493,691	243,509
*	SVB Financial Group	1,028,619	231,018
	Cboe Global Markets Inc.	2,198,837	227,865
	Comerica Inc.	3,034,832	220,450
	Nasdaq Inc.	2,282,997	219,556
	E*TRADE Financial Corp.	4,815,746	214,782
	Raymond James Financial Inc.	2,486,865	210,264
	Franklin Resources Inc.	5,794,208	201,638
	Everest Re Group Ltd.	801,826	198,195
	MarketAxess Holdings Inc.	599,833	192,798
	Torchmark Corp.	1,990,415	178,063
	Zions Bancorp NA	3,593,996	165,252
	Invesco Ltd.	7,884,901	161,325
	Unum Group	4,170,858	139,932
	People’s United Financial Inc.	7,765,013	130,297
	Assurant Inc.	1,154,205	122,784
	Jefferies Financial Group Inc.	4,984,598	95,854
	Affiliated Managers Group Inc.	1,007,732	92,852
			62,926,901
Health Care (14.1%)
	Johnson & Johnson	52,248,525	7,277,175
	Pfizer Inc.	109,253,987	4,732,883

6

500 Index Fund

		Shares	Market Value• ($000)
	UnitedHealth Group Inc.	18,011,977	4,395,103
	Merck & Co. Inc.	50,665,894	4,248,335
	Abbott Laboratories	34,716,360	2,919,646
	Medtronic plc	26,382,383	2,569,380
	Thermo Fisher Scientific Inc.	7,871,388	2,311,669
	Amgen Inc.	12,002,776	2,211,872
	AbbVie Inc.	29,090,465	2,115,459
	Eli Lilly & Co.	17,002,819	1,883,742
	Danaher Corp.	12,397,330	1,771,826
	Gilead Sciences Inc.	25,021,103	1,690,426
	Bristol-Myers Squibb Co.	32,185,355	1,459,606
	Anthem Inc.	5,061,641	1,428,446
	CVS Health Corp.	25,566,162	1,393,100
	Becton Dickinson and Co.	5,308,230	1,337,727
*	Celgene Corp.	13,879,619	1,283,032
	Stryker Corp.	6,094,172	1,252,840
*	Intuitive Surgical Inc.	2,271,914	1,191,732
	Cigna Corp.	7,467,280	1,176,470
*	Boston Scientific Corp.	27,366,717	1,176,222
	Zoetis Inc.	9,419,359	1,069,003
*	Illumina Inc.	2,892,820	1,064,992
	Allergan plc	6,063,001	1,015,128
*	Vertex Pharmaceuticals Inc.	5,039,865	924,210
*	Biogen Inc.	3,815,492	892,329
	Baxter International Inc.	9,335,586	764,584
*	Edwards Lifesciences Corp.	4,102,642	757,922
	HCA Healthcare Inc.	5,253,483	710,113
	Humana Inc.	2,657,034	704,911
*	Alexion Pharmaceuticals Inc.	4,411,403	577,806
	McKesson Corp.	3,737,072	502,225
*	IQVIA Holdings Inc.	3,104,930	499,583
*	Regeneron Pharmaceuticals Inc.	1,546,962	484,199
	Zimmer Biomet Holdings Inc.	4,028,818	474,353
	Cerner Corp.	6,401,465	469,227
*	IDEXX Laboratories Inc.	1,691,904	465,832
	Agilent Technologies Inc.	6,216,316	464,172
*	Centene Corp.	8,131,697	426,426
*	Mettler-Toledo International Inc.	487,852	409,796
*	Align Technology Inc.	1,433,117	392,244
	ResMed Inc.	2,822,650	344,448
*	Laboratory Corp. of America Holdings	1,938,861	335,229
	Cooper Cos. Inc.	974,120	328,171
	Teleflex Inc.	908,495	300,848
*	Incyte Corp.	3,503,609	297,667
*	Waters Corp.	1,367,639	294,371
*	WellCare Health Plans Inc.	990,364	282,323
	Cardinal Health Inc.	5,867,329	276,351
	Quest Diagnostics Inc.	2,645,064	269,294
	Dentsply Sirona Inc.	4,605,763	268,792
	AmerisourceBergen Corp. Class A	3,061,503	261,024
*	Hologic Inc.	5,276,515	253,378
*	Varian Medical Systems Inc.	1,790,188	243,698
*	ABIOMED Inc.	888,313	231,397
	Universal Health Services Inc. Class B	1,631,448	212,725
	PerkinElmer Inc.	2,183,492	210,358
*	Henry Schein Inc.	2,934,495	205,121
*	Mylan NV	10,146,531	193,190
*	DaVita Inc.	2,489,321	140,049
*	Nektar Therapeutics Class A	3,431,184	122,082
	Perrigo Co. plc	2,462,762	117,277
			68,083,539
Industrials (9.3%)
	Boeing Co.	10,297,003	3,748,212
	Honeywell International Inc.	14,321,068	2,500,315
	Union Pacific Corp.	13,929,379	2,355,597
	United Technologies Corp.	15,961,912	2,078,241
	3M Co.	11,342,733	1,966,149
	General Electric Co.	171,603,849	1,801,840
	Lockheed Martin Corp.	4,836,924	1,758,415
	Caterpillar Inc.	11,252,271	1,533,572
	United Parcel Service Inc. Class B	13,727,036	1,417,591
	CSX Corp.	15,127,497	1,170,414
	Northrop Grumman Corp.	3,341,457	1,079,658
	Norfolk Southern Corp.	5,233,823	1,043,258
	Deere & Co.	6,237,917	1,033,685
	General Dynamics Corp.	5,343,182	971,497
	Raytheon Co.	5,481,354	953,098
	Illinois Tool Works Inc.	5,897,406	889,388
	Waste Management Inc.	7,688,116	886,978
	Emerson Electric Co.	12,093,548	806,882
	FedEx Corp.	4,716,900	774,468
	Roper Technologies Inc.	2,043,123	748,314
	Eaton Corp. plc	8,324,656	693,277
	Delta Air Lines Inc.	11,721,230	665,180
	Johnson Controls International plc	15,657,007	646,791
	Ingersoll-Rand plc	4,744,587	600,997
	Cummins Inc.	2,852,026	488,666

7

500 Index Fund

		Shares	Market Value• ($000)
	PACCAR Inc.	6,815,031	488,365
	Southwest Airlines Co.	9,614,981	488,249
	Fortive Corp.	5,804,352	473,171
	Verisk Analytics Inc. Class A	3,219,718	471,560
*	TransDigm Group Inc.	962,484	465,650
*	IHS Markit Ltd.	7,160,770	456,284
	Harris Corp.	2,331,607	440,977
	Stanley Black & Decker Inc.	2,980,674	431,035
	Parker-Hannifin Corp.	2,525,223	429,313
	AMETEK Inc.	4,484,843	407,403
	Cintas Corp.	1,667,371	395,651
	L3 Technologies Inc.	1,559,616	382,371
	Rockwell Automation Inc.	2,328,013	381,398
*	United Continental Holdings Inc.	4,347,237	380,601
	Republic Services Inc. Class A	4,241,245	367,462
	Fastenal Co.	11,265,616	367,146
	Equifax Inc.	2,378,398	321,655
*	Copart Inc.	3,968,629	296,615
	Xylem Inc.	3,541,775	296,234
	Dover Corp.	2,860,734	286,646
	Expeditors International of Washington Inc.	3,385,692	256,839
	American Airlines Group Inc.	7,793,117	254,134
	Textron Inc.	4,581,621	243,009
	Kansas City Southern	1,979,149	241,100
	WW Grainger Inc.	884,019	237,120
^	Wabtec Corp.	3,184,357	228,509
	CH Robinson Worldwide Inc.	2,688,211	226,751
	Masco Corp.	5,772,145	226,499
*	United Rentals Inc.	1,547,638	205,263
	Allegion plc	1,848,979	204,405
	Arconic Inc.	7,859,582	202,934
	Jacobs Engineering Group Inc.	2,258,730	190,614
	Huntington Ingalls Industries Inc.	818,006	183,839
	Snap-on Inc.	1,089,162	180,409
	Nielsen Holdings plc	6,998,044	158,156
	Fortune Brands Home & Security Inc.	2,752,919	157,274
	JB Hunt Transport Services Inc.	1,712,490	156,539
	Alaska Air Group Inc.	2,431,254	155,381
	Flowserve Corp.	2,581,394	136,014
	Robert Half International Inc.	2,329,556	132,808
	AO Smith Corp.	2,774,361	130,839
	Pentair plc	3,112,888	115,799
	Quanta Services Inc.	2,796,723	106,807
	Rollins Inc.	2,901,496	104,077
			45,075,388
Information Technology (21.4%)
	Microsoft Corp.	150,793,803	20,200,338
	Apple Inc.	86,017,198	17,024,524
	Visa Inc. Class A	34,221,069	5,939,067
	Mastercard Inc. Class A	17,686,575	4,678,630
	Cisco Systems Inc.	84,243,219	4,610,631
	Intel Corp.	88,102,216	4,217,453
*	Adobe Inc.	9,602,354	2,829,334
	Oracle Corp.	47,750,680	2,720,356
*	PayPal Holdings Inc.	23,121,287	2,646,463
	International Business Machines Corp.	17,448,354	2,406,128
	Accenture plc Class A	12,551,668	2,319,172
*	salesforce.com Inc.	15,281,141	2,318,608
	Broadcom Inc.	7,789,678	2,242,337
	Texas Instruments Inc.	18,462,509	2,118,758
	NVIDIA Corp.	11,983,678	1,968,079
	QUALCOMM Inc.	23,922,053	1,819,751
	Automatic Data Processing Inc.	8,565,272	1,416,096
	Intuit Inc.	5,101,850	1,333,266
*	Micron Technology Inc.	21,775,172	840,304
	Applied Materials Inc.	18,419,378	827,214
	Analog Devices Inc.	7,275,892	821,230
	Fidelity National Information Services Inc.	6,372,028	781,720
	Cognizant Technology Solutions Corp. Class A	11,201,158	710,041
*	Autodesk Inc.	4,321,325	703,944
*	Fisery Inc.	7,721,649	703,906
*	Red Hat Inc.	3,497,415	656,675
	TE Connectivity Ltd.	6,627,618	634,793
	HP Inc.	29,635,499	616,122
	Xilinx Inc.	4,995,835	589,109
	Amphenol Corp. Class A	5,877,238	563,862
	Lam Research Corp.	2,949,564	554,046
	Motorola Solutions Inc.	3,242,011	540,541
*	Advanced Micro Devices Inc.	17,448,186	529,901
	Paychex Inc.	6,292,877	517,841
	Corning Inc.	15,438,267	513,014
	Global Payments Inc.	3,082,510	493,602
*	FleetCor Technologies Inc.	1,695,508	476,183
*	VeriSign Inc.	2,063,184	431,536

8

500 Index Fund

		Shares	Market Value• ($000)
	Total System Services Inc.	3,202,602	410,798
^	Microchip Technology Inc.	4,683,498	406,059
	Hewlett Packard Enterprise Co.	26,340,079	393,784
*	Cadence Design Systems Inc.	5,532,182	391,734
*	Synopsys Inc.	2,948,563	379,451
	KLA-Tencor Corp.	3,181,451	376,048
*	ANSYS Inc.	1,652,090	338,381
*	Keysight Technologies Inc.	3,704,004	332,657
	Maxim Integrated Products Inc.	5,360,882	320,688
	NetApp Inc.	4,861,383	299,947
	Broadridge Financial Solutions Inc.	2,286,250	291,908
	DXC Technology Co.	5,280,615	291,226
*	Gartner Inc.	1,773,429	285,416
	Western Digital Corp.	5,767,114	274,226
*	Arista Networks Inc.	1,040,675	270,180
	Symantec Corp.	12,169,023	264,798
	Skyworks Solutions Inc.	3,399,385	262,670
*	Akamai Technologies Inc.	3,230,128	258,862
	Citrix Systems Inc.	2,462,162	241,637
	Seagate Technology plc	4,959,189	233,677
*	Fortinet Inc.	2,857,219	219,520
	Jack Henry & Associates Inc.	1,519,752	203,525
	Juniper Networks Inc.	6,778,114	180,501
*	F5 Networks Inc.	1,175,097	171,129
	Western Union Co.	8,478,898	168,645
*	Qorvo Inc.	2,345,534	156,236
	FLIR Systems Inc.	2,665,846	144,222
	Xerox Corp.	3,846,634	136,209
	Alliance Data Systems Corp.	886,905	124,282
*	IPG Photonics Corp.	700,862	108,108
			103,251,099
Materials (2.8%)
	Linde plc	10,680,871	2,144,719
	DuPont de Nemours Inc.	14,735,261	1,106,176
	Ecolab Inc.	4,991,279	985,478
	Air Products & Chemicals Inc.	4,331,600	980,544
	Sherwin-Williams Co.	1,598,568	732,608
	Dow Inc.	14,732,859	726,477
	Newmont Goldcorp Corp.	16,125,802	620,360
	PPG Industries Inc.	4,644,796	542,094
	LyondellBasell Industries NV Class A	5,973,851	514,528
	Ball Corp.	6,589,148	461,174
*	Corteva Inc.	14,729,250	435,544
^	Amcor plc	31,949,852	367,104
	Vulcan Materials Co.	2,600,147	357,026
	International Paper Co.	7,813,908	338,499
	Freeport-McMoRan Inc.	28,555,031	331,524
	Nucor Corp.	5,999,496	330,572
^	International Flavors & Fragrances Inc.	1,995,094	289,468
	Martin Marietta Materials Inc.	1,229,848	283,000
	Celanese Corp. Class A	2,492,233	268,663
	FMC Corp.	2,591,686	214,980
	Eastman Chemical Co.	2,727,860	212,309
	CF Industries Holdings Inc.	4,351,790	203,272
	Avery Dennison Corp.	1,661,673	192,222
	Westrock Co.	5,059,519	184,521
	Packaging Corp. of America	1,859,984	177,294
	Mosaic Co.	6,986,119	174,863
	Albemarle Corp.	2,085,708	146,855
	Sealed Air Corp.	3,064,814	131,113
			13,452,987
Real Estate (3.1%)
	American Tower Corp.	8,697,834	1,778,272
	Crown Castle International Corp.	8,181,206	1,066,420
	Prologis Inc.	12,412,564	994,246
	Simon Property Group Inc.	6,080,253	971,381
	Equinix Inc.	1,654,502	834,349
	Public Storage	2,953,015	703,320
	Welltower Inc.	7,967,118	649,559
	AvalonBay Communities Inc.	2,741,976	557,115
	Equity Residential	7,286,814	553,215
*	SBA Communications Corp. Class A	2,229,272	501,229
	Ventas Inc.	7,271,522	497,009
	Digital Realty Trust Inc.	4,099,861	482,923
	Realty Income Corp.	6,196,869	427,398
	Boston Properties Inc.	3,041,423	392,344
	Weyerhaeuser Co.	14,660,295	386,152
	Essex Property Trust Inc.	1,293,507	377,613
*	CBRE Group Inc. Class A	6,155,620	315,783
	Alexandria Real Estate Equities Inc.	2,223,012	313,645
	HCP Inc.	9,408,959	300,898
	Extra Space Storage Inc.	2,508,867	266,191

9

500 Index Fund

		Shares	Market Value• ($000)
	Host Hotels & Resorts Inc.	14,583,402	265,710
	Mid-America Apartment Communities Inc.	2,243,900	264,242
	UDR Inc.	5,546,829	248,997
	Duke Realty Corp.	7,074,748	223,633
	Regency Centers Corp.	3,284,606	219,215
	Vornado Realty Trust	3,416,982	219,029
	Federal Realty Investment Trust	1,474,483	189,854
	Iron Mountain Inc.	5,647,359	176,762
	Kimco Realty Corp.	8,308,037	153,532
	Apartment Investment & Management Co.	2,929,544	146,829
	SL Green Realty Corp.	1,659,889	133,405
	Macerich Co.	2,079,341	69,637
			14,679,907
Utilities (3.3%)
	NextEra Energy Inc.	9,423,754	1,930,550
	Duke Energy Corp.	14,327,151	1,264,228
	Dominion Energy Inc.	15,789,599	1,220,852
	Southern Co.	20,482,043	1,132,247
	Exelon Corp.	19,105,390	915,912
	American Electric Power Co. Inc.	9,709,203	854,507
	Sempra Energy	5,398,781	742,009
	Xcel Energy Inc.	10,125,041	602,339
	Public Service Enterprise Group Inc.	9,943,848	584,897
	Consolidated Edison Inc.	6,435,165	564,235
	WEC Energy Group Inc.	6,205,611	517,362
	Eversource Energy	6,316,814	478,562
	DTE Energy Co.	3,603,982	460,877
	PPL Corp.	14,207,303	440,569
	Edison International	6,413,147	432,310
	FirstEnergy Corp.	9,938,295	425,458
	American Water Works Co. Inc.	3,550,589	411,868
	Entergy Corp.	3,735,934	384,540
	Ameren Corp.	4,834,362	363,109
	CMS Energy Corp.	5,585,889	323,479
	Evergy Inc.	4,804,179	288,971
	CenterPoint Energy Inc.	9,885,306	283,016
	Atmos Energy Corp.	2,302,833	243,087
	Alliant Energy Corp.	4,651,790	228,310
	AES Corp.	13,064,960	218,969
	NiSource Inc.	7,344,356	211,517
	Pinnacle West Capital Corp.	2,210,278	207,965
	NRG Energy Inc.	5,258,647	184,684
			15,916,429
Total Common Stocks (Cost $306,905,649)			480,560,193
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
2,3	Vanguard Market Liquidity Fund, 2.499%	27,919,525	2,792,511

		Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill, 2.385%, 8/1/19	15,000	14,974
4	United States Treasury Bill, 2.349%, 8/15/19	50,000	49,871
4	United States Treasury Bill, 2.157%, 11/7/19	7,000	6,948
4	United States Treasury Bill, 2.275%, 11/29/19	40,000	39,655
			111,448
Total Temporary Cash Investments (Cost $2,903,439)			2,903,959
Total Investments (100.1%) (Cost $309,809,088)			483,464,152

Amount ($000)
Other Assets and Liabilities (-0.1%)
Other Assets
Investment in Vanguard	22,563
Receivables for Investment Securities Sold	20,802
Receivables for Accrued Income	399,202
Receivables for Capital Shares Issued	550,463
Variation Margin Receivable—Futures Contracts	9,767
Unrealized Appreciation—OTC Swap Contracts	3,696
Other Assets	2,560
Total Other Assets	1,009,053
Liabilities
Payables for Investment Securities Purchased	(187,725)
Collateral for Securities on Loan	(194,262)
Payables for Capital Shares Redeemed	(240,303)
Payables for Distributions	(595,471)
Payables to Vanguard	(84,318)
Total Liabilities	(1,302,079)
Net Assets (100%)	483,171,126

10

500 Index Fund

At June 30, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	311,786,040
Total Distributable Earnings (Loss)	171,385,086
Net Assets	483,171,126

Investor Shares—Net Assets
Applicable to 83,799,111 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,744,062
Net Asset Value Per Share—Investor Shares	$271.41

ETF Shares—Net Assets
Applicable to 426,839,855 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	114,960,191
Net Asset Value Per Share—ETF Shares	$269.33

Admiral Shares—Net Assets
Applicable to 1,015,712,676 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	275,658,516
Net Asset Value Per Share—Admiral Shares	$271.39

Institutional Select Shares—Net Assets
Applicable to 485,427,541 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	69,808,357
Net Asset Value Per Share—Institutional Select Shares	$143.81

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $189,208,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $194,262,000 of collateral received for securities on loan.
4	Securities with a value of $95,327,000 have been segregated as initial margin for open futures contracts.
OTC—Over-the-Counter.

11

500 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2019	15,880	2,337,695	35,890

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Assurant Inc.	2/4/20	GSI	5,872	(2.590)	8	—
First Republic Bank	2/4/20	GSI	71,453	(3.020)	1,731	—
UnitedHealth Group Inc.	9/4/19	BOANA	55,614	(2.881)	650	—
UnitedHealth Group Inc.	9/4/19	BOANA	111,228	(2.780)	1,307	—
					3,696	—

1 Payment received/paid monthly.

BOANA—Bank of America NA.

GSI—Goldman Sachs International.

At June 30, 2019, a counterparty had deposited in segregated accounts securities with a value of $601,000 and cash of $2,560,000 in connection with open swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

12

500 Index Fund

Statement of Operations

Six Months Ended June 30, 2019
($000)
Investment Income
Income
Dividends	4,535,368
Interest[1]	23,457
Securities Lending—Net	7,160
Total Income	4,565,985
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,548
Management and Administrative—Investor Shares	15,478
Management and Administrative—ETF Shares	10,897
Management and Administrative—Admiral Shares	42,046
Management and Administrative—Institutional Select Shares	2,259
Marketing and Distribution—Investor Shares	1,043
Marketing and Distribution—ETF Shares	2,643
Marketing and Distribution—Admiral Shares	5,101
Marketing and Distribution—Institutional Select Shares	2
Custodian Fees	810
Shareholders’ Reports—Investor Shares	161
Shareholders’ Reports—ETF Shares	694
Shareholders’ Reports—Admiral Shares	652
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	109
Total Expenses	87,443
Net Investment Income	4,478,542
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	4,294,154
Futures Contracts	235,939
Swap Contracts	6,746
Realized Net Gain (Loss)	4,536,839
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	65,562,020
Futures Contracts	100,737
Swap Contracts	3,696
Change in Unrealized Appreciation (Depreciation)	65,666,453
Net Increase (Decrease) in Net Assets Resulting from Operations	74,681,834

1

Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $22,113,000, ($55,000), and $309,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $5,928,499,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.
See accompanying Notes, which are an integral part of the Financial Statements.

13

500 Index Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,478,542	8,659,224
Realized Net Gain (Loss)	4,536,839	14,303,086
Change in Unrealized Appreciation (Depreciation)	65,666,453	(43,378,031)
Net Increase (Decrease) in Net Assets Resulting from Operations	74,681,834	(20,415,721)
Distributions
Net Investment Income
Investor Shares	(245,334)	(474,872)
ETF Shares	(1,199,785)	(1,812,323)
Admiral Shares	(2,856,923)	(4,653,557)
Institutional Select Shares	(716,789)	(1,066,831)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Select Shares	—	—
Total Distributions	(5,018,831)	(8,007,583)
Capital Share Transactions
Investor Shares	(4,268,167)	(3,019,824)
ETF Shares	8,296,716	14,094,239
Admiral Shares	5,328,802	10,715,967
Institutional Select Shares	3,443,423	15,905,665
Net Increase (Decrease) from Capital Share Transactions	12,800,774	37,696,047
Total Increase (Decrease)	82,463,777	9,272,743
Net Assets
Beginning of Period	400,707,349	391,434,606
End of Period	483,171,126	400,707,349

See accompanying Notes, which are an integral part of the Financial Statements.

14

500 Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Six Months Ended June 30,		Year Ended December 31,
Throughout Each Period	2019		2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$231.44		$246.82		$206.57		$188.48	$189.89	$170.36
Investment Operations
Net Investment Income	2.415	1	4.896	1	4.221	1	3.997	3.775	3.326
Net Realized and Unrealized Gain (Loss) on Investments	40.253		(15.776)		40.205		18.069	(1.438)	19.507
Total from Investment Operations	42.668		(10.880)		44.426		22.066	2.337	22.833
Distributions
Dividends from Net Investment Income	(2.698)		(4.500)		(4.176)		(3.976)	(3.747)	(3.303)
Distributions from Realized Capital Gains	—		—		—		—	—	—
Total Distributions	(2.698)		(4.500)		(4.176)		(3.976)	(3.747)	(3.303)
Net Asset Value, End of Period	$271.41		$231.44		$246.82		$206.57	$188.48	$189.89
Total Return[2]	18.47%		-4.52%		21.67%		11.82%	1.25%	13.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,744		$23,162		$27,656		$26,652	$26,092	$28,040
Ratio of Total Expenses to Average Net Assets	0.14%		0.14%		0.14%		0.14%	0.16%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.91%		1.95%		1.87%		2.05%	2.00%	1.88%
Portfolio Turnover Rate[3]	4%		4%		3%		4%	3%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

500 Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Six Months Ended June 30,		Year Ended December 31,
Throughout Each Period	2019		2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$229.68		$244.94		$205.00		$187.05	$188.45	$169.07
Investment Operations
Net Investment Income	2.547	1	5.196	1	4.434	1	4.155	3.958	3.518
Net Realized and Unrealized Gain (Loss) on Investments	39.944		(15.719)		39.874		17.933	(1.427)	19.352
Total from Investment Operations	42.491		(10.523)		44.308		22.088	2.531	22.870
Distributions
Dividends from Net Investment Income	(2.841)		(4.737)		(4.368)		(4.138)	(3.931)	(3.490)
Distributions from Realized Capital Gains	—		—		—		—	—	—
Total Distributions	(2.841)		(4.737)		(4.368)		(4.138)	(3.931)	(3.490)
Net Asset Value, End of Period	$269.33		$229.68		$244.94		$205.00	$187.05	$188.45
Total Return	18.53%		-4.42%		21.78%		11.93%	1.35%	13.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$114,960		$90,639		$83,640		$56,648	$40,440	$27,630
Ratio of Total Expenses to Average Net Assets	0.03%		0.03%		0.04%		0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.02%		2.06%		1.97%		2.15%	2.11%	2.00%
Portfolio Turnover Rate[2]	4%		4%		3%		4%	3%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

500 Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Six Months Ended June 30,		Year Ended December 31,
Throughout Each Period	2019		2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$231.44		$246.82		$206.57		$188.48	$189.89	$170.36
Investment Operations
Net Investment Income	2.555	1	5.181	1	4.458	1	4.185	3.990	3.544
Net Realized and Unrealized Gain (Loss) on Investments	40.240		(15.808)		40.193		18.074	(1.439)	19.503
Total from Investment Operations	42.795		(10.627)		44.651		22.259	2.551	23.047
Distributions
Dividends from Net Investment Income	(2.845)		(4.753)		(4.401)		(4.169)	(3.961)	(3.517)
Distributions from Realized Capital Gains	—		—		—		—	—	—
Total Distributions	(2.845)		(4.753)		(4.401)		(4.169)	(3.961)	(3.517)
Net Asset Value, End of Period	$271.39		$231.44		$246.82		$206.57	$188.48	$189.89
Total Return[2]	18.53%		-4.43%		21.79%		11.93%	1.36%	13.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$275,659		$230,375		$235,232		$181,513	$152,740	$143,043
Ratio of Total Expenses to Average Net Assets	0.04%		0.04%		0.04%		0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.01%		2.05%		1.97%		2.15%	2.11%	2.00%
Portfolio Turnover Rate[3]	4%		4%		3%		4%	3%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

500 Index Fund

Financial Highlights

Institutional Select Shares

	Six Months Ended June 30,		Year Ended December 31,				June 24, 2016[1] to Dec. 31,
For a Share Outstanding Throughout Each Period	2019		2018		2017		2016
Net Asset Value, Beginning of Period	$122.64		$130.79		$109.45		$99.57
Investment Operations
Net Investment Income	1.374	2	2.808	2	2.423	2	1.200
Net Realized and Unrealized Gain (Loss) on Investments	21.325		(8.400)		21.283		9.859
Total from Investment Operations	22.699		(5.592)		23.706		11.059
Distributions
Dividends from Net Investment Income	(1.529)		(2.558)		(2.366)		(1.179)
Distributions from Realized Capital Gains	—		—		—		—
Total Distributions	(1.529)		(2.558)		(2.366)		(1.179)
Net Asset Value, End of Period	$143.81		$122.64		$130.79		$109.45
Total Return	18.55%		-4.40%		21.83%		11.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$69,808		$56,531		$44,907		$17,753
Ratio of Total Expenses to Average Net Assets	0.01%		0.01%		0.01%		0.01%[3]
Ratio of Net Investment Income to Average Net Assets	2.04%		2.08%		2.00%		2.26%[3]
Portfolio Turnover Rate[4]	4%		4%		3%		4%[5]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

18

500 Index Fund

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value

19

500 Index Fund

of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4.  Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015-2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5.  Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6.  Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value

20

500 Index Fund

of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These

21

500 Index Fund

costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the fund had contributed to Vanguard capital in the amount of $22,563,000, representing 0.00% of the fund’s net assets and 9.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	480,560,193	—	—
Temporary Cash Investments	2,792,511	111,448	—
Futures Contracts—Assets[1]	9,767	—	—
Swap Contracts—Assets	—	3,696	—
Total	483,362,471	115,144	—

1 Represents variation margin on the last day of the reporting period.

D.  As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	309,809,088
Gross Unrealized Appreciation	189,036,259
Gross Unrealized Depreciation	(15,341,609)
Net Unrealized Appreciation (Depreciation)	173,694,650

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the fund had available capital losses totaling $996,573,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these

22

500 Index Fund

capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended June 30, 2019, the fund purchased $28,234,772,000 of investment securities and sold $16,093,168,000 of investment securities, other than temporary cash investments. Purchases and sales include $15,542,497,000 and $8,161,469,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	665,513	2,583	3,739,073	14,707
Issued in Lieu of Cash Distributions	229,157	868	444,813	1,788
Redeemed[1]	(5,162,837)	(19,730)	(7,203,710)	(28,466)
Net Increase (Decrease)—Investor Shares	(4,268,167)	(16,279)	(3,019,824)	(11,971)
ETF Shares
Issued	16,365,533	63,432	33,022,329	130,065
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(8,068,817)	(31,225)	(18,928,090)	(76,900)
Net Increase (Decrease)—ETF Shares	8,296,716	32,207	14,094,239	53,165
Admiral Shares
Issued[1]	19,489,908	75,290	40,632,052	160,485
Issued in Lieu of Cash Distributions	2,515,810	9,511	4,116,552	16,541
Redeemed	(16,676,916)	(64,496)	(34,032,637)	(134,667)
Net Increase (Decrease)—Admiral Shares	5,328,802	20,305	10,715,967	42,359
Institutional Select Shares
Issued	4,089,427	29,239	19,415,700	143,348
Issued in Lieu of Cash Distributions	716,789	5,114	1,066,831	8,093
Redeemed	(1,362,793)	(9,889)	(4,576,866)	(33,838)
Net Increase (Decrease)—Institutional Select Shares	3,443,423	24,464	15,905,665	117,603

1       In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include $3,431,485,000 from the conversion during the six months ended June 30, 2019.

G.  Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

23

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard 500 Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

24

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

25

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P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q402 082019

Semiannual Report | June 30, 2019 Vanguard U.S. Stock Index Funds Small-Capitalization Portfolios

Vanguard Small-Cap Index Fund

Vanguard Small-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Small-Cap Index Fund	4
Small-Cap Growth Index Fund	24
Small-Cap Value Index Fund	41
Trustees Approve Advisory Arrangements	59

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2018	6/30/2019	Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,194.56	$0.93
ETF Shares	1,000.00	1,195.19	0.27
AdmiralTM Shares	1,000.00	1,195.12	0.27
Institutional Shares	1,000.00	1,195.37	0.22
Institutional Plus Shares	1,000.00	1,195.35	0.16
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,240.03	$1.06
ETF Shares	1,000.00	1,240.72	0.39
Admiral Shares	1,000.00	1,240.74	0.39
Institutional Shares	1,000.00	1,240.90	0.33
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,155.66	$1.02
ETF Shares	1,000.00	1,156.27	0.37
Admiral Shares	1,000.00	1,156.26	0.37
Institutional Shares	1,000.00	1,156.64	0.32

2

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2018	6/30/2019	Period
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.55	0.25
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20
Institutional Plus Shares	1,000.00	1,024.65	0.15
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares; for the Small-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares; and for the Small-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

3

Small-Cap Index Fund

Sector Diversification

As of June 30, 2019

Basic Materials	3.9%
Consumer Goods	6.7
Consumer Services	11.9
Financials	25.7
Health Care	11.8
Industrials	20.5
Oil & Gas	3.3
Other	0.0
Technology	12.5
Telecommunications	0.4
Utilities	3.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

4

Small-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
Basic Materials
	RPM International Inc.	3,354,187	204,974	0.2%
	Basic Materials—Other †		3,368,062	3.7%
			3,573,036	3.9%

Consumer Goods †			6,131,298	6.6%

Consumer Services
*	Burlington Stores Inc.	1,699,166	289,113	0.3%
*	Bright Horizons Family Solutions Inc.	1,486,427	224,257	0.3%
*	Trade Desk Inc. Class A	936,066	213,217	0.2%
	Service Corp. International	4,429,668	207,220	0.2%
	Consumer Services—Other †		10,006,614	10.8%
			10,940,421	11.8%
Financials
	MarketAxess Holdings Inc.	916,533	294,592	0.3%
	Sun Communities Inc.	2,201,593	282,222	0.3%
	Equity LifeStyle Properties Inc.	2,081,417	252,559	0.3%
	National Retail Properties Inc.	4,171,985	221,157	0.3%
	Brown & Brown Inc.	6,141,181	205,730	0.2%
	Gaming and Leisure Properties Inc.	5,232,940	203,980	0.2%
	Omega Healthcare Investors Inc.	5,493,644	201,891	0.2%
	RenaissanceRe Holdings Ltd.	1,130,806	201,295	0.2%
	Financials—Other †		21,765,727	23.4%
			23,629,153	25.4%
Health Care
	STERIS plc	2,164,092	322,190	0.3%
*,^	Sarepta Therapeutics Inc.	1,797,476	273,126	0.3%
*	Array BioPharma Inc.	5,671,280	262,750	0.3%
*	Sage Therapeutics Inc.	1,307,733	239,433	0.3%
	West Pharmaceutical Services Inc.	1,879,766	235,253	0.3%
*	Molina Healthcare Inc.	1,522,008	217,860	0.2%

5

Small-Cap Index Fund

		Shares	Market Value• ($000)	Percentage of Net Assets
*	Ionis Pharmaceuticals Inc.	3,229,595	207,566	0.2%
	Bio-Techne Corp.	968,960	202,018	0.2%
*	Catalent Inc.	3,724,443	201,902	0.2%
§	Health Care—Other †		8,736,501	9.4%
			10,898,599	11.7%
Industrials
	IDEX Corp.	1,937,956	333,600	0.4%
*	Zebra Technologies Corp.	1,381,095	289,326	0.3%
	PerkinElmer Inc.	2,839,323	273,540	0.3%
	Allegion plc	2,404,736	265,844	0.3%
	Lennox International Inc.	953,745	262,280	0.3%
*	Teledyne Technologies Inc.	927,288	253,956	0.3%
*	WEX Inc.	1,106,615	230,287	0.3%
	Booz Allen Hamilton Holding Corp. Class A	3,406,888	225,570	0.2%
*	Fair Isaac Corp.	705,186	221,442	0.2%
	Spirit AeroSystems Holdings Inc. Class A	2,645,998	215,305	0.2%
	Graco Inc.	4,261,351	213,835	0.2%
*	Euronet Worldwide Inc.	1,263,972	212,651	0.2%
	Carlisle Cos. Inc.	1,459,546	204,935	0.2%
	Universal Display Corp.	1,086,844	204,392	0.2%
	Industrials—Other †		15,470,323	16.7%
			18,877,286	20.3%

Oil & Gas †			2,989,817	3.2%

§,1Other †			2,776	0.0%

Technology
*	Tableau Software Inc. Class A	1,939,159	321,939	0.4%
	Leidos Holdings Inc.	3,691,988	294,805	0.3%
*	Zendesk Inc.	2,803,339	249,581	0.3%
*	PTC Inc.	2,648,799	237,756	0.3%
*	EPAM Systems Inc.	1,328,608	229,982	0.3%
*	Aspen Technology Inc.	1,764,778	219,327	0.2%
*	ON Semiconductor Corp.	10,546,864	213,152	0.2%
*	Guidewire Software Inc.	2,083,568	211,232	0.2%
	Teradyne Inc.	4,385,193	210,095	0.2%
	Cypress Semiconductor Corp.	9,345,739	207,849	0.2%
*	Tyler Technologies Inc.	931,999	201,330	0.2%
	Technology—Other †		8,947,254	9.6%
			11,544,302	12.4%

Telecommunications †			409,136	0.5%

Utilities
	Atmos Energy Corp.	2,999,862	316,665	0.3%
	UGI Corp.	4,457,160	238,057	0.3%
	Aqua America Inc.	5,527,624	228,678	0.2%
	Utilities—Other †		2,202,485	2.4%
			2,985,885	3.2%
Total Common Stocks (Cost $72,633,957)			91,981,709	99.0%[2]

6

Small-Cap Index Fund

	Coupon	Shares	Market Value• ($000)	Percentage of Net Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	2.499%	22,566,131	2,257,065	2.4%

5U.S. Government and Agency Obligations †			39,380	0.1%
Total Temporary Cash Investments (Cost $2,295,998)			2,296,445	2.5%[2]
Total Investments (Cost $74,929,955)			94,278,154	101.5%

	Amount ($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard	4,365
Receivables for Investment Securities Sold	44,422
Receivables for Accrued Income	116,018
Receivables for Capital Shares Issued	234,926
Variation Margin Receivable—Futures Contracts	9,264
Unrealized Appreciation—OTC Swap Contracts	1,897
Other Assets[4,6]	35,223
Total Other Assets	446,115	0.5%
Liabilities
Payables for Investment Securities Purchased	(278,849)
Collateral for Securities on Loan	(1,343,039)
Payables for Capital Shares Redeemed	(80,822)
Payables for Distributions	(78,344)
Payables to Vanguard	(19,350)
Unrealized Depreciation—OTC Swap Contracts	(1,217)
Other Liabilities	(218)
Total Liabilities	(1,801,839)	(2.0%	)
Net Assets	92,922,430	100.0%

At June 30, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	75,405,176
Total Distributable Earnings (Loss)	17,517,254
Net Assets	92,922,430

7

Small-Cap Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 43,266,078 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,248,267
Net Asset Value Per Share—Investor Shares	$75.08

ETF Shares—Net Assets
Applicable to 160,634,691 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,172,709
Net Asset Value Per Share—ETF Shares	$156.71

Admiral Shares—Net Assets
Applicable to 504,998,212 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	37,921,888
Net Asset Value Per Share—Admiral Shares	$75.09

Institutional Shares—Net Assets
Applicable to 233,360,471 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,523,194
Net Asset Value Per Share—Institutional Shares	$75.09

Institutional Plus Shares—Net Assets
Applicable to 41,784,780 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,056,372
Net Asset Value Per Share—Institutional Plus Shares	$216.74

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,297,515,000.

§   Certain of the fund’s securities are valued using significant unobservable inputs.

†   Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1   “Other” represents securities that are not classified by the fund’s benchmark index.

2   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.

3   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4   Includes $1,343,039,000 of collateral received for securities on loan, of which $1,313,026,000 is held in Vanguard Market Liquidity Fund and $30,013,000 is held in cash.

5   Securities with a value of $37,087,000 have been segregated as initial margin for open futures contracts.

6   Cash of $4,060,000 has been segregated as collateral for open over-the-counter swap contracts.

OTC—Over-the-Counter.

8

Small-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2019	5,842	457,750	11,296
E-mini S&P Mid-Cap 400 Index	September 2019	1,847	360,165	8,446
				19,742

Over-the-Counter Total Return Swaps

				Floating
				Interest
				Rate		Value and	Value and
			Notional	Received		Unrealized	Unrealized
	Termination		Amount	(Paid	)[1]	Appreciation	(Depreciation )
Reference Entity	Date	Counterparty	($000)	(%	)	($000)	($000)
Assurant Inc.	2/4/20	GSI	2,669	(2.590)		4	—
Assurant Inc.	2/4/20	GSI	2,669	(2.590)		—	(12)
Pitney Bowes Inc.	2/4/20	GSI	2,954	(2.590)		40	—
SLM Corp.	2/4/20	GSI	37,560	(3.020)		1,584	—
VICI Properties Inc.	2/4/20	GSI	56,111	(3.020)		—	(1,205)
VICI Properties Inc.	2/4/20	GSI	18,651	(3.248)		—	—
VICI Properties Inc.	2/4/20	GSI	16,260	(3.252)		269	—
						1,897	(1,217)

1 Payment received/paid monthly.

GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Small-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Dividends	527,328
Interest[1]	10,581
Securities Lending—Net	11,949
Total Income	549,858
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,953
Management and Administrative—Investor Shares	2,697
Management and Administrative—ETF Shares	4,200
Management and Administrative—Admiral Shares	6,909
Management and Administrative—Institutional Shares	2,544
Management and Administrative—Institutional Plus Shares	976
Marketing and Distribution—Investor Shares	160
Marketing and Distribution—ETF Shares	527
Marketing and Distribution—Admiral Shares	883
Marketing and Distribution—Institutional Shares	246
Marketing and Distribution—Institutional Plus Shares	46
Custodian Fees	475
Shareholders’ Reports—Investor Shares	32
Shareholders’ Reports—ETF Shares	625
Shareholders’ Reports—Admiral Shares	197
Shareholders’ Reports—Institutional Shares	90
Shareholders’ Reports—Institutional Plus Shares	33
Trustees’ Fees and Expenses	22
Total Expenses	22,615
Net Investment Income	527,243
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	2,079,353
Futures Contracts	55,107
Swap Contracts	9,505
Realized Net Gain (Loss)	2,143,965

10

Small-Cap Index Fund

Statement of Operations (continued)
Six Months Ended
June 30, 2019
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	12,496,160
Futures Contracts	47,090
Swap Contracts	3,186
Change in Unrealized Appreciation (Depreciation)	12,546,436
Net Increase (Decrease) in Net Assets Resulting from Operations	15,217,644

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,041,000, $30,000, and $321,000, respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $2,844,187,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Small-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	527,243	1,294,560
Realized Net Gain (Loss)	2,143,965	6,040,556
Change in Unrealized Appreciation (Depreciation)	12,546,436	(15,419,365)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,217,644	(8,084,249)
Distributions
Net Investment Income
Investor Shares	(19,323)	(53,605)
ETF Shares	(154,687)	(338,290)
Admiral Shares	(230,921)	(513,969)
Institutional Shares	(108,110)	(239,319)
Institutional Plus Shares	(55,767)	(138,982)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(568,808)	(1,284,165)
Capital Share Transactions
Investor Shares	(685,845)	(629,069)
ETF Shares	277,303	1,850,347
Admiral Shares	638,891	1,357,792
Institutional Shares	325,468	895,441
Institutional Plus Shares	(229,685)	(793,473)
Net Increase (Decrease) from Capital Share Transactions	326,132	2,681,038
Total Increase (Decrease)	14,974,968	(6,687,376)
Net Assets
Beginning of Period	77,947,462	84,634,838
End of Period	92,922,430	77,947,462

See accompanying Notes, which are an integral part of the Financial Statements.

12

Small-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Six Months Ended June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$63.21	$70.76	$61.75	$53.03	$55.86	$52.69
Investment Operations
Net Investment Income	.391	1.967	1.876	1.843	.727	.730
Net Realized and Unrealized Gain (Loss) on Investments	11.893	(7.552)	9.011	8.734	(2.840)	3.148
Total from Investment Operations	12.284	(6.585)	9.887	9.577	(2.113)	3.878
Distributions
Dividends from Net Investment Income	(.414)	(.965)	(.877)	(.857)	(.717)	(.708)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.414)	(.965)	(.877)	(.857)	(.717)	(.708)
Net Asset Value, End of Period	$75.08	$63.21	$70.76	$61.75	$53.03	$55.86
Total Return[2]	19.46%	-9.43%	16.10%	18.17%	-3.78%	7.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,248	$3,332	$4,345	$4,401	$4,058	$4,606
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.18%	0.20%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.24%	1.34%	1.36%	1.55%	1.33%	1.40%
Portfolio Turnover Rate[3]	16%	15%	15%	14%	11%	10%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Small-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Six Months Ended June 30,		Year Ended December 31,
Throughout Each Period	2019		2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$131.94		$147.71		$128.90		$110.71	$116.61	$110.02
Investment Operations
Net Investment Income	.893	1	2.239	1	2.037	1	1.899	1.668	1.707
Net Realized and Unrealized Gain (Loss) on Investments	24.838		(15.808)		18.768		18.221	(5.931)	6.556
Total from Investment Operations	25.731		(13.569)		20.805		20.120	(4.263)	8.263
Distributions
Dividends from Net Investment Income	(.961)		(2.201)		(1.995)		(1.930)	(1.637)	(1.673)
Distributions from Realized Capital Gains	—		—		—		—	—	—
Total Distributions	(.961)		(2.201)		(1.995)		(1.930)	(1.637)	(1.673)
Net Asset Value, End of Period	$156.71		$131.94		$147.71		$128.90	$110.71	$116.61
Total Return	19.52%		-9.30%		16.24%		18.31%	-3.65%	7.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,173		$20,914		$21,605		$16,153	$11,478	$9,833
Ratio of Total Expenses to Average Net Assets	0.05%		0.05%		0.05%		0.06%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.36%		1.46%		1.48%		1.67%	1.45%	1.54%
Portfolio Turnover Rate[2]	16%		15%		15%		14%	11%	10%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Small-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Six Months Ended June 30,		Year Ended December 31,
Throughout Each Period	2019		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$63.23		$70.78	$61.77	$53.05	$55.87	$52.72
Investment Operations
Net Investment Income	.427	1	1.067	1.970	1.910	.797	.817
Net Realized and Unrealized Gain (Loss) on Investments	11.894		(7.563)	8.997	8.733	(2.833)	3.133
Total from Investment Operations	12.321		(6.496)	9.967	9.643	(2.036)	3.950
Distributions
Dividends from Net Investment Income	(.461)		(1.054)	(.957)	(.923)	(.784)	(.800)
Distributions from Realized Capital Gains	—		—	—	—	—	—
Total Distributions	(.461)		(1.054)	(.957)	(.923)	(.784)	(.800)
Net Asset Value, End of Period	$75.09		$63.23	$70.78	$61.77	$53.05	$55.87
Total Return[2]	19.51%		-9.31%	16.24%	18.30%	-3.64%	7.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,922		$31,382	$33,801	$27,778	$21,441	$20,034
Ratio of Total Expenses to Average Net Assets	0.05%		0.05%	0.05%	0.06%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.36%		1.46%	1.48%	1.67%	1.45%	1.54%
Portfolio Turnover Rate[3]	16%		15%	15%	14%	11%	10%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Small-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Six Months Ended June 30,		Year Ended December 31,
Throughout Each Period	2019		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$63.22		$70.78	$61.77	$53.05	$55.87	$52.71
Investment Operations
Net Investment Income	.431	1	1.076	1.975	1.915	.803	.821
Net Realized and Unrealized Gain (Loss) on Investments	11.904		(7.575)	8.998	8.734	(2.834)	3.144
Total from Investment Operations	12.335		(6.499)	9.973	9.649	(2.031)	3.965
Distributions
Dividends from Net Investment Income	(.465)		(1.061)	(.963)	(.929)	(.789)	(.805)
Distributions from Realized Capital Gains	—		—	—	—	—	—
Total Distributions	(.465)		(1.061)	(.963)	(.929)	(.789)	(.805)
Net Asset Value, End of Period	$75.09		$63.22	$70.78	$61.77	$53.05	$55.87
Total Return	19.54%		-9.32%	16.25%	18.32%	-3.63%	7.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,523		$14,454	$15,352	$13,030	$10,036	$9,975
Ratio of Total Expenses to Average Net Assets	0.04%		0.04%	0.04%	0.05%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.37%		1.47%	1.49%	1.68%	1.46%	1.55%
Portfolio Turnover Rate[2]	16%		15%	15%	14%	11%	10%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Small-Cap Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Six Months Ended June 30,		Year Ended December 31,
Throughout Each Period	2019		2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$182.49		$204.30		$178.28		$153.11	$161.27	$152.16
Investment Operations
Net Investment Income	1.260	1	3.102	1	2.835	1	2.660	2.353	2.405
Net Realized and Unrealized Gain (Loss) on Investments	34.342		(21.825)		25.980		25.213	(8.203)	9.062
Total from Investment Operations	35.602		(18.723)		28.815		27.873	(5.850)	11.467
Distributions
Dividends from Net Investment Income	(1.352)		(3.087)		(2.795)		(2.703)	(2.310)	(2.357)
Distributions from Realized Capital Gains	—		—		—		—	—	—
Total Distributions	(1.352)		(3.087)		(2.795)		(2.703)	(2.310)	(2.357)
Net Asset Value, End of Period	$216.74		$182.49		$204.30		$178.28	$153.11	$161.27
Total Return	19.54%		-9.30%		16.27%		18.33%	-3.62%	7.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,056		$7,866		$9,531		$8,080	$6,925	$6,024
Ratio of Total Expenses to Average Net Assets	0.03%		0.03%		0.03%		0.04%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.38%		1.48%		1.50%		1.69%	1.48%	1.57%
Portfolio Turnover Rate[2]	16%		15%		15%		14%	11%	10%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.           The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

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Small-Cap Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

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Small-Cap Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

20

Small-Cap Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.           In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the fund had contributed to Vanguard capital in the amount of $4,365,000, representing 0.00% of the fund’s net assets and 1.75% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.           Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	91,978,920	—	2,789
Temporary Cash Investments	2,257,065	39,380	—
Futures Contracts—Assets[1]	9,264	—	—
Swap Contracts—Assets	—	1,897	—
Swap Contracts—Liabilities	—	(1,217)	—
Total	94,245,249	40,060	2,789

1   Represents variation margin on the last day of the reporting period.

21

Small-Cap Index Fund

D.           As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	74,934,248
Gross Unrealized Appreciation	27,569,833
Gross Unrealized Depreciation	(8,205,505)
Net Unrealized Appreciation (Depreciation)	19,364,328

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the fund had available capital losses totaling $1,114,310,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.           During the six months ended June 30, 2019, the fund purchased $12,299,740,000 of investment securities and sold $12,000,062,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,979,416,000 and $5,149,955,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2019, such purchases and sales were $2,205,409,000 and $450,430,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

22

Small-Cap Index Fund

F.            Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	108,053	1,500	587,503	8,034
Issued in Lieu of Cash Distributions	18,236	251	50,656	725
Redeemed[1]	(812,134)	(11,199)	(1,267,228)	(17,455)
Net Increase (Decrease)—Investor Shares	(685,845)	(9,448)	(629,069)	(8,696)
ETF Shares
Issued	5,450,369	36,001	13,439,385	86,521
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,173,066)	(33,875)	(11,589,038)	(74,275)
Net Increase (Decrease)—ETF Shares	277,303	2,126	1,850,347	12,246
Admiral Shares
Issued[1]	3,659,336	50,509	7,056,077	97,331
Issued in Lieu of Cash Distributions	206,156	2,839	460,730	6,590
Redeemed	(3,226,601)	(44,690)	(6,159,015)	(85,107)
Net Increase (Decrease)—Admiral Shares	638,891	8,658	1,357,792	18,814
Institutional Shares
Issued	1,678,030	23,272	3,820,210	52,425
Issued in Lieu of Cash Distributions	102,280	1,409	227,800	3,259
Redeemed	(1,454,842)	(19,929)	(3,152,569)	(43,975)
Net Increase (Decrease)—Institutional Shares	325,468	4,752	895,441	11,709
Institutional Plus Shares
Issued	706,688	3,318	1,060,207	5,115
Issued in Lieu of Cash Distributions	55,767	266	138,407	682
Redeemed	(992,140)	(4,901)	(1,992,087)	(9,346)
Net Increase (Decrease)—Institutional Plus Shares	(229,685)	(1,317)	(793,473)	(3,549)

1 In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include $407,517,000 from the conversion during the six months ended June 30, 2019.

G.          Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

23

Small-Cap Growth Index Fund

Sector Diversification

As of June 30, 2019

Basic Materials	1.8%
Consumer Goods	5.4
Consumer Services	13.0
Financials	16.3
Health Care	20.6
Industrials	19.7
Oil & Gas	3.1
Other	0.0
Technology	19.0
Telecommunications	0.3
Utilities	0.8

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

24

Small-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Basic Materials
	Royal Gold Inc.	960,140	98,405	0.4%
	Basic Materials—Other †		352,368	1.4%
			450,773	1.8%
Consumer Goods
*	Middleby Corp.	815,801	110,704	0.4%
*	Post Holdings Inc.	1,020,500	106,101	0.4%
	Pool Corp.	553,615	105,740	0.4%
	Consumer Goods—Other †		1,004,127	4.1%
			1,326,672	5.3%
Consumer Services
*	Burlington Stores Inc.	973,288	165,605	0.7%
*	Bright Horizons Family Solutions Inc.	851,052	128,398	0.5%
*	Trade Desk Inc. Class A	536,071	122,106	0.5%
*	Liberty Media Corp-Liberty Formula One	2,820,205	105,504	0.5%
*	GrubHub Inc.	1,336,308	104,219	0.4%
*	Etsy Inc.	1,673,002	102,672	0.4%
*	Caesars Entertainment Corp.	8,378,125	99,029	0.4%
	Consumer Services—Other †		2,384,929	9.6%
			3,212,462	13.0%
Financials
	MarketAxess Holdings Inc.	524,717	168,655	0.7%
	Sun Communities Inc.	1,255,477	160,940	0.6%
	Equity LifeStyle Properties Inc.	1,186,992	144,030	0.6%
	Kilroy Realty Corp.	1,480,191	109,253	0.4%
	Lamar Advertising Co. Class A	1,254,253	101,231	0.4%
	STORE Capital Corp.	2,995,003	99,404	0.4%
	Financials—Other †		3,268,968	13.2%
			4,052,481	16.3%
Health Care
*	Sarepta Therapeutics Inc.	1,032,249	156,850	0.6%
*	Array BioPharma Inc.	3,249,278	150,539	0.6%
	West Pharmaceutical Services Inc.	1,076,426	134,715	0.5%
*	Ionis Pharmaceuticals Inc.	1,850,550	118,935	0.5%

25

Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
*	Catalent Inc.	2,135,018	115,739	0.5%
	Bio-Techne Corp.	554,900	115,691	0.5%
*	Neurocrine Biosciences Inc.	1,337,641	112,937	0.5%
*	Exact Sciences Corp.	945,749	111,636	0.5%
*	Masimo Corp.	703,397	104,680	0.4%
*	Insulet Corp.	874,323	104,377	0.4%
	Health Care—Other †		3,875,727	15.6%
			5,101,826	20.6%
Industrials
*	Zebra Technologies Corp.	790,890	165,684	0.7%
	Lennox International Inc.	546,001	150,150	0.6%
*	Teledyne Technologies Inc.	530,942	145,409	0.6%
*	WEX Inc.	633,756	131,885	0.5%
*	Fair Isaac Corp.	403,519	126,713	0.5%
	Graco Inc.	2,440,140	122,446	0.5%
*	Euronet Worldwide Inc.	723,379	121,701	0.5%
	Universal Display Corp.	622,491	117,066	0.5%
	Nordson Corp.	757,639	107,062	0.4%
*	Berry Global Group Inc.	1,928,672	101,429	0.4%
*	HD Supply Holdings Inc.	2,501,784	100,772	0.4%
	Hexcel Corp.	1,243,809	100,599	0.4%
	Toro Co.	1,477,156	98,822	0.4%
	Industrials—Other †		3,290,588	13.3%
			4,880,326	19.7%

Oil & Gas †			780,611	3.1%

§,1Other †			137	0.0%

Technology
*	Tableau Software Inc. Class A	1,110,681	184,395	0.7%
*	Zendesk Inc.	1,605,394	142,928	0.6%
*	PTC Inc.	1,517,013	136,167	0.5%
*	EPAM Systems Inc.	760,491	131,641	0.5%
*	Aspen Technology Inc.	1,010,474	125,582	0.5%
*	Guidewire Software Inc.	1,192,893	120,936	0.5%
*	Tyler Technologies Inc.	533,692	115,288	0.5%
*	Coupa Software Inc.	898,636	113,776	0.5%
*	RingCentral Inc. Class A	979,220	112,532	0.5%
*	HubSpot Inc.	586,509	100,012	0.4%
	Technology—Other †		3,428,465	13.8%
			4,711,722	19.0%

Telecommunications †			74,859	0.3%

Utilities †			203,655	0.8%
Total Common Stocks (Cost $18,701,474)			24,795,524	99.9%[2]

26

Small-Cap Growth Index Fund

Market	Percentage
Value•	of Net
Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
3,4	Vanguard Market Liquidity Fund	2.499%	3,827,812	382,858	1.6%

5U.S. Government and Agency Obligations †	7,750	0.0%
Total Temporary Cash Investments (Cost $390,522)	390,608	1.6%[2]
[6]Total Investments (Cost $19,091,996)	25,186,132	101.5%

Amount
($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard	1,168
Receivables for Investment Securities Sold	8,356
Receivables for Accrued Income	18,683
Receivables for Capital Shares Issued	259,519
Variation Margin Receivable—Futures Contracts	341
Other Assets[3]	7,060
Total Other Assets	295,127	1.2%
Liabilities
Payables for Investment Securities Purchased	(8,827)
Collateral for Securities on Loan	(389,504)
Payables for Capital Shares Redeemed	(251,101)
Payables for Distributions	(11,828)
Payables to Vanguard	(5,947)
Other Liabilities	(7,940)
Total Liabilities	(675,147)	(2.7%)
Net Assets	24,806,112	100.0%

At June 30, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	20,210,236
Total Distributable Earnings (Loss)	4,595,876
Net Assets	24,806,112

Investor Shares—Net Assets
Applicable to 27,876,012 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,461,174
Net Asset Value Per Share—Investor Shares	$52.42

ETF Shares—Net Assets
Applicable to 50,198,783 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,352,868
Net Asset Value Per Share—ETF Shares	$186.32

27

Small-Cap Growth Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 167,313,231 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,961,873
Net Asset Value Per Share—Admiral Shares	$65.52

Institutional Shares—Net Assets
Applicable to 57,751,337 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,030,197
Net Asset Value Per Share—Institutional Shares	$52.47

•   See Note A in Notes to Financial Statements.

*     Non-income-producing security.

§   Certain of the fund’s securities are valued using significant unobservable inputs.

†   Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1   “Other” represents securities that are not classified by the fund’s benchmark index.

2   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 1.4%, respectively, of net assets.

3   Includes $389,504,000 of collateral received for securities on loan, of which $382,444,000 is held in Vanguard Market Liquidity Fund and $7,060,000 is held in cash.

4   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5   Securities with a value of $1,439,000 have been segregated as initial margin for open futures contracts.

6   The total value of securities on loan is $377,048,000.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2019	309	24,212	629
E-mini S&P Mid-Cap 400 Index	September 2019	40	7,800	183
				812

See accompanying Notes, which are an integral part of the Financial Statements.

28

Small-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Dividends	56,198
Interest[1]	718
Securities Lending—Net	4,430
Total Income	61,346
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,306
Management and Administrative—Investor Shares	1,314
Management and Administrative—ETF Shares	2,028
Management and Administrative—Admiral Shares	2,613
Management and Administrative—Institutional Shares	681
Marketing and Distribution—Investor Shares	76
Marketing and Distribution—ETF Shares	177
Marketing and Distribution—Admiral Shares	259
Marketing and Distribution—Institutional Shares	48
Custodian Fees	127
Shareholders’ Reports—Investor Shares	18
Shareholders’ Reports—ETF Shares	234
Shareholders’ Reports—Admiral Shares	57
Shareholders’ Reports—Institutional Shares	34
Trustees’ Fees and Expenses	6
Total Expenses	8,978
Net Investment Income	52,368
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	781,640
Futures Contracts	5,417
Swap Contracts	1,140
Realized Net Gain (Loss)	788,197
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	3,980,603
Futures Contracts	887
Swap Contracts	347
Change in Unrealized Appreciation (Depreciation)	3,981,837
Net Increase (Decrease) in Net Assets Resulting from Operations	4,822,402

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $671,000, $28,000, and $60,000, respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $986,610,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	52,368	158,396
Realized Net Gain (Loss)	788,197	2,295,820
Change in Unrealized Appreciation (Depreciation)	3,981,837	(3,711,634)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,822,402	(1,257,418)
Distributions
Net Investment Income
Investor Shares	(3,164)	(9,967)
ETF Shares	(23,520)	(56,509)
Admiral Shares	(28,099)	(66,784)
Institutional Shares	(8,749)	(23,981)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(63,532)	(157,241)
Capital Share Transactions
Investor Shares	(331,058)	(266,009)
ETF Shares	342,930	846,790
Admiral Shares	354,064	470,431
Institutional Shares	(483,279)	(687,407)
Net Increase (Decrease) from Capital Share Transactions	(117,343)	363,805
Total Increase (Decrease)	4,641,527	(1,050,854)
Net Assets
Beginning of Period	20,164,585	21,215,439
End of Period	24,806,112	20,164,585

See accompanying Notes, which are an integral part of the Financial Statements.

30

Small-Cap Growth Index Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$42.36	$45.24	$37.43	$34.18	$35.40	$34.37
Investment Operations
Net Investment Income	.081[1]	.274[1]	.315[1]	.355	.292	.303
Net Realized and Unrealized Gain (Loss) on Investments	10.082	(2.879)	7.814	3.257	(1.225)	1.029
Total from Investment Operations	10.163	(2.605)	8.129	3.612	(.933)	1.332
Distributions
Dividends from Net Investment Income	(.103)	(.275)	(.319)	(.362)	(.287)	(.302)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.103)	(.275)	(.319)	(.362)	(.287)	(.302)
Net Asset Value, End of Period	$52.42	$42.36	$45.24	$37.43	$34.18	$35.40

Total Return[2]	24.00%	-5.80%	21.78%	10.61%	-2.64%	3.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,461	$1,461	$1,816	$1,850	$1,986	$2,326
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.20%	0.23%
Ratio of Net Investment Income to Average Net Assets	0.51%	0.58%	0.78%	1.03%	0.82%	0.87%
Portfolio Turnover Rate[3]	19%	22%	19%	27%	23%	26%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

31

Small-Cap Growth Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$150.57	$160.81	$133.07	$121.53	$125.88	$122.23
Investment Operations
Net Investment Income	.401[1]	1.214[1]	1.320[1]	1.416	1.202	1.277
Net Realized and Unrealized Gain (Loss) on Investments	35.831	(10.263)	27.731	11.563	(4.362)	3.643
Total from Investment Operations	36.232	(9.049)	29.051	12.979	(3.160)	4.920
Distributions
Dividends from Net Investment Income	(.482)	(1.191)	(1.311)	(1.439)	(1.190)	(1.270)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.482)	(1.191)	(1.311)	(1.439)	(1.190)	(1.270)
Net Asset Value, End of Period	$186.32	$150.57	$160.81	$133.07	$121.53	$125.88

Total Return	24.07%	-5.68%	21.90%	10.74%	-2.51%	4.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,353	$7,286	$6,981	$5,328	$4,422	$3,900
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.63%	0.70%	0.90%	1.15%	0.94%	1.01%
Portfolio Turnover Rate[2]	19%	22%	19%	27%	23%	26%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

32

Small-Cap Growth Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$52.95	$56.55	$46.79	$42.73	$44.26	$42.98
Investment Operations
Net Investment Income	.140[1]	.423[1]	.465[1]	.496	.421	.449
Net Realized and Unrealized Gain (Loss) on Investments	12.600	(3.605)	9.755	4.069	(1.534)	1.277
Total from Investment Operations	12.740	(3.182)	10.220	4.565	(1.113)	1.726
Distributions
Dividends from Net Investment Income	(.170)	(.418)	(.460)	(.505)	(.417)	(.446)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.170)	(.418)	(.460)	(.505)	(.417)	(.446)
Net Asset Value, End of Period	$65.52	$52.95	$56.55	$46.79	$42.73	$44.26

Total Return[2]	24.07%	-5.68%	21.92%	10.73%	-2.52%	4.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,962	$8,560	$8,729	$6,648	$5,933	$5,434
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.63%	0.70%	0.90%	1.15%	0.94%	1.01%
Portfolio Turnover Rate[3]	19%	22%	19%	27%	23%	26%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

33

Small-Cap Growth Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$42.40	$45.29	$37.47	$34.22	$35.45	$34.42
Investment Operations
Net Investment Income	.114[1]	.335[1]	.375[1]	.401	.341	.362
Net Realized and Unrealized Gain (Loss) on Investments	10.094	(2.886)	7.818	3.257	(1.234)	1.028
Total from Investment Operations	10.208	(2.551)	8.193	3.658	(.893)	1.390
Distributions
Dividends from Net Investment Income	(.138)	(.339)	(.373)	(.408)	(.337)	(.360)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.138)	(.339)	(.373)	(.408)	(.337)	(.360)
Net Asset Value, End of Period	$52.47	$42.40	$45.29	$37.47	$34.22	$35.45

Total Return	24.09%	-5.69%	21.94%	10.74%	-2.52%	4.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,030	$2,858	$3,690	$2,969	$2,793	$3,685
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.64%	0.71%	0.91%	1.16%	0.95%	1.02%
Portfolio Turnover Rate[2]	19%	22%	19%	27%	23%	26%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

34

Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.           The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

35

Small-Cap Growth Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open swap contracts at June 30, 2019.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

36

Small-Cap Growth Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

37

Small-Cap Growth Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.           In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the fund had contributed to Vanguard capital in the amount of $1,168,000, representing 0.00% of the fund’s net assets and 0.47% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.           Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	24,795,387	—	137
Temporary Cash Investments	382,858	7,750	—
Futures Contracts—Assets[1]	341	—	—
Total	25,178,586	7,750	137

1   Represents variation margin on the last day of the reporting period.

38

Small-Cap Growth Index Fund

D.           As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	19,091,997
Gross Unrealized Appreciation	7,877,461
Gross Unrealized Depreciation	(1,782,514)
Net Unrealized Appreciation (Depreciation)	6,094,947

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the fund had available capital losses totaling $1,282,222,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.           During the six months ended June 30, 2019, the fund purchased $3,833,020,000 of investment securities and sold $3,906,639,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,198,038,000 and $1,669,065,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2019, such purchases and sales were $442,657,000 and $674,278,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

39

Small-Cap Growth Index Fund

F.            Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	82,037	1,656	326,985	6,728
Issued in Lieu of Cash Distributions	2,959	59	9,311	203
Redeemed[1]	(416,054)	(8,331)	(602,305)	(12,592)
Net Increase (Decrease)—Investor Shares	(331,058)	(6,616)	(266,009)	(5,661)
ETF Shares
Issued	2,020,262	11,287	5,125,778	29,178
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,677,332)	(9,475)	(4,278,988)	(24,200)
Net Increase (Decrease)—ETF Shares	342,930	1,812	846,790	4,978
Admiral Shares
Issued[1]	1,289,753	20,715	2,387,365	39,460
Issued in Lieu of Cash Distributions	25,636	408	61,293	1,064
Redeemed	(961,325)	(15,487)	(1,978,227)	(33,209)
Net Increase (Decrease)—Admiral Shares	354,064	5,636	470,431	7,315
Institutional Shares
Issued	261,149	5,203	764,172	15,779
Issued in Lieu of Cash Distributions	8,286	165	22,675	490
Redeemed	(752,714)	(15,010)	(1,474,254)	(30,348)
Net Increase (Decrease)—Institutional Shares	(483,279)	(9,642)	(687,407)	(14,079)

1   In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include $224,367,000 from the conversion during the six months ended June 30, 2019.

G.          Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

40

Small-Cap Value Index Fund

Sector Diversification

As of June 30, 2019

Basic Materials	5.7%
Consumer Goods	7.8
Consumer Services	10.9
Financials	34.2
Health Care	4.1
Industrials	21.2
Oil & Gas	3.3
Other	0.0
Technology	6.8
Telecommunications	0.6
Utilities	5.4

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

41

Small-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

	Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
Basic Materials
RPM International Inc.	2,081,890	127,224	0.4%
Steel Dynamics Inc.	3,355,221	101,328	0.4%
Basic Materials—Other †		1,499,669	4.9%
		1,728,221	5.7%

Consumer Goods
* US Foods Holding Corp.	3,471,746	124,150	0.4%
Ingredion Inc.	1,059,335	87,385	0.3%
Consumer Goods—Other †		2,162,841	7.1%
		2,374,376	7.8%
Consumer Services
Service Corp. International	2,751,056	128,694	0.4%
Sabre Corp.	4,361,322	96,821	0.3%
H&R Block Inc.	3,228,559	94,597	0.3%
* JetBlue Airways Corp.	4,784,801	88,471	0.3%
Consumer Services—Other †		2,911,345	9.6%
		3,319,928	10.9%
Financials
National Retail Properties Inc.	2,621,100	138,944	0.5%
Gaming and Leisure Properties Inc.	3,286,843	128,121	0.4%
Brown & Brown Inc.	3,819,121	127,941	0.4%
RenaissanceRe Holdings Ltd.	702,090	124,979	0.4%
Apartment Investment & Management Co.	2,419,888	121,285	0.4%
Liberty Property Trust	2,397,693	119,981	0.4%
American Financial Group Inc.	1,075,128	110,168	0.4%
East West Bancorp Inc.	2,315,113	108,278	0.4%
LPL Financial Holdings Inc.	1,259,950	102,774	0.4%
Old Republic International Corp.	4,583,047	102,569	0.3%
New Residential Investment Corp.	6,622,551	101,921	0.3%
Assurant Inc.	933,337	99,288	0.3%
Starwood Property Trust Inc.	4,261,369	96,818	0.3%
Commerce Bancshares Inc.	1,587,037	94,683	0.3%
EPR Properties	1,227,173	91,535	0.3%

42

Small-Cap Value Index Fund

	Shares	Market Value• ($000)	Percentage of Net Assets
First American Financial Corp.	1,693,777	90,956	0.3%
Park Hotels & Resorts Inc.	3,240,393	89,305	0.3%
Financials—Other †		8,519,359	28.0%
		10,368,905	34.1%
Health Care
* Sage Therapeutics Inc.	812,230	148,711	0.5%
STERIS plc	672,091	100,061	0.3%
Encompass Health Corp.	1,492,398	94,558	0.3%
§ Health Care—Other †		898,558	3.0%
		1,241,888	4.1%
Industrials
IDEX Corp.	1,203,570	207,183	0.7%
PerkinElmer Inc.	1,765,923	170,129	0.6%
Allegion plc	1,493,959	165,157	0.6%
Booz Allen Hamilton Holding Corp. Class A	2,116,976	140,165	0.5%
Spirit AeroSystems Holdings Inc. Class A	1,643,408	133,724	0.4%
Carlisle Cos. Inc.	906,730	127,314	0.4%
AptarGroup Inc.	1,005,124	124,977	0.4%
Sonoco Products Co.	1,591,992	104,021	0.3%
Donaldson Co. Inc.	2,028,902	103,190	0.3%
Owens Corning	1,723,789	100,325	0.3%
* AECOM	2,503,119	94,743	0.3%
Oshkosh Corp.	1,111,158	92,771	0.3%
ManpowerGroup Inc.	951,728	91,937	0.3%
ITT Inc.	1,395,838	91,399	0.3%
* Genesee & Wyoming Inc. Class A	898,012	89,801	0.3%
Industrials—Other †		4,594,477	15.1%
		6,431,314	21.1%

Oil & Gas †		1,010,415	3.3%

§,1Other †		1,611	0.0%

Technology
Leidos Holdings Inc.	2,292,040	183,019	0.6%
* ON Semiconductor Corp.	6,550,452	132,385	0.5%
Teradyne Inc.	2,722,767	130,448	0.4%
Cypress Semiconductor Corp.	5,798,717	128,963	0.4%
Technology—Other †		1,487,969	4.9%
		2,062,784	6.8%

Telecommunications †		174,922	0.6%

Utilities
Atmos Energy Corp.	1,864,595	196,827	0.6%
UGI Corp.	2,765,307	147,695	0.5%
Aqua America Inc.	3,427,130	141,780	0.5%
Utilities—Other †		1,145,671	3.8%
		1,631,973	5.4%
Total Common Stocks (Cost $26,249,195)		30,346,337	99.8%[2]

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Small-Cap Value Index Fund

	Coupon	Shares	Market Value• ($000)	Percentage of Net Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	2.499%	3,646,951	364,768	1.2%

5U.S. Government and Agency Obligations †			8,156	0.0%
Total Temporary Cash Investments (Cost $372,860)			372,924	1.2%[2]
[6]Total Investments (Cost $26,622,055)			30,719,261	101.0%

	Amount ($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard	1,441
Receivables for Investment Securities Sold	37,543
Receivables for Accrued Income	51,620
Receivables for Capital Shares Issued	159,487
Variation Margin Receivable—Futures Contracts	237
Unrealized Appreciation—OTC Swap Contracts	1,091
Other Assets[4]	7,149
Total Other Assets	258,568	0.9%
Liabilities
Payables for Investment Securities Purchased	(21,502)
Collateral for Securities on Loan	(318,716)
Payables for Capital Shares Redeemed	(146,138)
Payables for Distributions	(76,935)
Payables to Vanguard	(7,141)
Total Liabilities	(570,432)	(1.9%	)
Net Assets	30,407,397	100.0%

At June 30, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	27,085,936
Total Distributable Earnings (Loss)	3,321,461
Net Assets	30,407,397

Investor Shares—Net Assets
Applicable to 45,035,063 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,409,522
Net Asset Value Per Share—Investor Shares	$31.30

44

Small-Cap Value Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 103,819,075 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,550,714
Net Asset Value Per Share—ETF Shares	$130.52

Admiral Shares—Net Assets
Applicable to 216,379,762 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,135,312
Net Asset Value Per Share—Admiral Shares	$56.08

Institutional Shares—Net Assets
Applicable to 105,647,018 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,311,849
Net Asset Value Per Share—Institutional Shares	$31.35

•   See Note A in Notes to Financial Statements.

*     Non-income-producing security.

§   Certain of the fund’s securities are valued using significant unobservable inputs.

†   Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1   “Other” represents securities that are not classified by the fund’s benchmark index.

2   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.

3   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is 7-day yield.

4   Includes $318,716,000 of collateral received for securities on loan, or which $314,154,000 is held in Vanguard Market Liquidity Fund and $4,562,000 is held in cash.

5   Securities with a value of $1,042,000 have been segregated as initial margin for open futures contracts.

6   The total value of securities on loan is $303,083,000.

OTC—Over-the-counter.

45

Small-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini Russell 2000 Index	September 2019	249		19,510	147
E-mini S&P Mid-Cap 400 Index	September 2019	50		9,750	229
					376

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate		Value and	Value and
			Notional	Received		Unrealized	Unrealized
	Termination		Amount	(Paid	)[1]	Appreciation	(Depreciation	)
Reference Entity	Date	Counterparty	($000)	(%	)	($000)	($000)
Assurant Inc.	2/4/20	GSI	4,805	(2.590)		6	—
Pitney Bowes Inc.	2/4/20	GSI	2,110	(2.590)		29	—
SLM Corp.	2/4/20	GSI	25,052	(3.020)		1,056	—
						1,091	—

1 Payment received/paid monthly.

GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Small-Cap Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Dividends	277,713
Interest[1]	930
Securities Lending—Net	2,019
Total Income	280,662
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,370
Management and Administrative—Investor Shares	1,309
Management and Administrative—ETF Shares	3,192
Management and Administrative—Admiral Shares	3,038
Management and Administrative—Institutional Shares	767
Marketing and Distribution—Investor Shares	73
Marketing and Distribution—ETF Shares	239
Marketing and Distribution—Admiral Shares	301
Marketing and Distribution—Institutional Shares	52
Custodian Fees	216
Shareholders’ Reports—Investor Shares	19
Shareholders’ Reports—ETF Shares	418
Shareholders’ Reports—Admiral Shares	72
Shareholders’ Reports—Institutional Shares	38
Trustees’ Fees and Expenses	8
Total Expenses	11,112
Net Investment Income	269,550
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	144,607
Futures Contracts	4,877
Swap Contracts	739
Realized Net Gain (Loss)	150,223
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	3,690,414
Futures Contracts	3,471
Swap Contracts	1,574
Change in Unrealized Appreciation (Depreciation)	3,695,459
Net Increase (Decrease) in Net Assets Resulting from Operations	4,115,232

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $875,000, $3,000, and $42,000, respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $717,549,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	269,550	614,000
Realized Net Gain (Loss)	150,223	1,646,666
Change in Unrealized Appreciation (Depreciation)	3,695,459	(5,946,429)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,115,232	(3,685,763)
Distributions
Net Investment Income
Investor Shares	(14,428)	(34,953)
ETF Shares	(137,106)	(268,490)
Admiral Shares	(121,464)	(232,657)
Institutional Shares	(35,674)	(72,499)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(308,672)	(608,599)
Capital Share Transactions
Investor Shares	(304,918)	(313,616)
ETF Shares	311,408	829,466
Admiral Shares	499,610	526,756
Institutional Shares	(209,989)	(79,422)
Net Increase (Decrease) from Capital Share Transactions	296,111	963,184
Total Increase (Decrease)	4,102,671	(3,331,178)
Net Assets
Beginning of Period	26,304,726	29,635,904
End of Period	30,407,397	26,304,726

See accompanying Notes, which are an integral part of the Financial Statements.

48

Small-Cap Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Six Months Ended June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$27.35	$31.82	$29.00	$23.69	$25.34	$23.33
Investment Operations
Net Investment Income	.266	1.603	1.534	1.477	.431	.425
Net Realized and Unrealized Gain (Loss) on Investments	3.983	(4.471)	2.820	5.315	(1.643)	1.995
Total from Investment Operations	4.249	(3.868)	3.354	5.792	(1.212)	2.420
Distributions
Dividends from Net Investment Income	(.299)	(.602)	(.534)	(.482)	(.438)	(.410)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.299)	(.602)	(.534)	(.482)	(.438)	(.410)
Net Asset Value, End of Period	$31.30	$27.35	$31.82	$29.00	$23.69	$25.34
Total Return[2]	15.57%	-12.34%	11.67%	24.65%	-4.78%	10.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,410	$1,501	$2,060	$2,357	$1,972	$2,293
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.20%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.89%	1.92%	1.82%	1.96%	1.78%	1.84%
Portfolio Turnover Rate[3]	19%	18%	19%	18%	16%	12%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Small-Cap Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Six Months Ended June 30,		Year Ended December 31,
Throughout Each Period	2019		2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$114.05		$132.71		$120.95		$98.81	$105.71	$97.32
Investment Operations
Net Investment Income	1.164	1	2.720	1	2.427	1	2.119	1.933	1.933
Net Realized and Unrealized Gain (Loss) on Investments	16.636		(18.702)		11.709		22.159	(6.870)	8.326
Total from Investment Operations	17.800		(15.982)		14.136		24.278	(4.937)	10.259
Distributions
Dividends from Net Investment Income	(1.330)		(2.678)		(2.376)		(2.138)	(1.963)	(1.869)
Distributions from Realized Capital Gains	—		—		—		—	—	—
Total Distributions	(1.330)		(2.678)		(2.376)		(2.138)	(1.963)	(1.869)
Net Asset Value, End of Period	$130.52		$114.05		$132.71		$120.95	$98.81	$105.71
Total Return	15.63%		-12.22%		11.79%		24.80%	-4.67%	10.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,551		$11,560		$12,650		$10,042	$5,679	$4,874
Ratio of Total Expenses to Average Net Assets	0.07%		0.07%		0.07%		0.07%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.01%		2.04%		1.94%		2.08%	1.90%	1.98%
Portfolio Turnover Rate[2]	19%		18%		19%		18%	16%	12%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

50

Small-Cap Value Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Six Months Ended June 30,		Year Ended December 31,
Throughout Each Period	2019		2018		2017	2016	2015	2014
Net Asset Value, Beginning of Period	$49.01		$57.02		$51.97	$42.46	$45.42	$41.82
Investment Operations
Net Investment Income	.499	1	1.165	1	1.039	1.911	.830	.831
Net Realized and Unrealized Gain (Loss) on Investments	7.143		(8.024)		5.032	9.518	(2.947)	3.573
Total from Investment Operations	7.642		(6.859)		6.071	10.429	(2.117)	4.404
Distributions
Dividends from Net Investment Income	(.572)		(1.151)		(1.021)	(.919)	(.843)	(.804)
Distributions from Realized Capital Gains	—		—		—	—	—	—
Total Distributions	(.572)		(1.151)		(1.021)	(.919)	(.843)	(.804)
Net Asset Value, End of Period	$56.08		$49.01		$57.02	$51.97	$42.46	$45.42
Total Return[2]	15.63%		-12.23%		11.80%	24.78%	-4.65%	10.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,135		$10,167		$11,278	$9,469	$6,467	$5,775
Ratio of Total Expenses to Average Net Assets	0.07%		0.07%		0.07%	0.07%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.01%		2.04%		1.94%	2.08%	1.90%	1.98%
Portfolio Turnover Rate[3]	19%		18%		19%	18%	16%	12%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

51

Small-Cap Value Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Six Months Ended June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$27.39	$31.87	$29.05	$23.73	$25.39	$23.37
Investment Operations
Net Investment Income	.284	1.651	1.587	1.510	.465	.467
Net Realized and Unrealized Gain (Loss) on Investments	3.997	(4.485)	2.808	5.324	(1.652)	2.004
Total from Investment Operations	4.281	(3.834)	3.395	5.834	(1.187)	2.471
Distributions
Dividends from Net Investment Income	(.321)	(.646)	(.575)	(.514)	(.473)	(.451)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.321)	(.646)	(.575)	(.514)	(.473)	(.451)
Net Asset Value, End of Period	$31.35	$27.39	$31.87	$29.05	$23.73	$25.39
Total Return	15.66%	-12.23%	11.80%	24.80%	-4.67%	10.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,312	$3,077	$3,649	$2,882	$2,334	$1,927
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.02%	2.05%	1.95%	2.09%	1.91%	1.99%
Portfolio Turnover Rate[2]	19%	18%	19%	18%	16%	12%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

52

Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.           The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

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Small-Cap Value Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

54

Small-Cap Value Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

55

Small-Cap Value Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.           In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the fund had contributed to Vanguard capital in the amount of $1,441,000, representing 0.00% of the fund’s net assets and 0.58% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.           Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	30,344,719	—	1,618
Temporary Cash Investments	364,768	8,156	—
Futures Contracts—Assets[1]	237	—	—
Swap Contracts—Assets	—	1,091	—
Total	30,709,724	9,247	1,618

1   Represents variation margin on the last day of the reporting period.

56

Small-Cap Value Index Fund

D.           As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	26,625,090
Gross Unrealized Appreciation	6,870,676
Gross Unrealized Depreciation	(2,775,038)
Net Unrealized Appreciation (Depreciation)	4,095,638

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the fund had available capital losses totaling $168,054,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.           During the six months ended June 30, 2019, the fund purchased $4,779,900,000 of investment securities and sold $4,413,847,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,433,534,000 and $1,664,526,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2019, such purchases and sales were $1,656,625,000 and $223,895,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

57

Small-Cap Value Index Fund

F.            Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	58,924	1,912	270,333	8,448
Issued in Lieu of Cash Distributions	13,635	447	32,995	1,078
Redeemed[1]	(377,477)	(12,211)	(616,944)	(19,370)
Net Increase (Decrease)—Investor Shares	(304,918)	(9,852)	(313,616)	(9,844)
ETF Shares
Issued	1,983,971	15,443	4,136,630	30,836
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,672,563)	(12,975)	(3,307,164)	(24,800)
Net Increase (Decrease)—ETF Shares	311,408	2,468	829,466	6,036
Admiral Shares
Issued[1]	1,376,461	24,891	2,473,497	43,932
Issued in Lieu of Cash Distributions	107,290	1,963	206,324	3,770
Redeemed	(984,141)	(17,941)	(2,153,065)	(38,003)
Net Increase (Decrease)—Admiral Shares	499,610	8,913	526,756	9,699
Institutional Shares
Issued	369,464	11,997	781,491	24,577
Issued in Lieu of Cash Distributions	32,547	1,066	65,697	2,147
Redeemed	(612,000)	(19,737)	(926,610)	(28,887)
Net Increase (Decrease)—Institutional Shares	(209,989)	(6,674)	(79,422)	(2,163)

1   In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include $220,101,000 from the conversion during the six months ended June 30, 2019.

G.          Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

58

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund, and Vanguard Small-Cap Value Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

59

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

60

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q482 082019

Semiannual Report | June 30, 2019 Vanguard U.S. Stock Index Funds Mid-Capitalization Portfolios

Vanguard Extended Market Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Mid-Cap Value Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Extended Market Index Fund	4
Mid-Cap Index Fund	25
Mid-Cap Growth Index Fund	47
Mid-Cap Value Index Fund	62
Trustees Approve Advisory Arrangements	78

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2019

	Beginning Account Value 12/31/2018	Ending Account Value 6/30/2019	Expenses Paid During Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,194.33	$1.03
ETF Shares	1,000.00	1,194.99	0.38
Admiral™ Shares	1,000.00	1,194.93	0.38
Institutional Shares	1,000.00	1,195.14	0.33
Institutional Plus Shares	1,000.00	1,195.17	0.27
Institutional Select Shares	1,000.00	1,195.33	0.11
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,217.83	$0.93
ETF Shares	1,000.00	1,218.64	0.22
Admiral Shares	1,000.00	1,218.62	0.27
Institutional Shares	1,000.00	1,218.81	0.22
Institutional Plus Shares	1,000.00	1,218.76	0.17
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,252.75	$1.06
ETF Shares	1,000.00	1,253.24	0.39
Admiral Shares	1,000.00	1,253.16	0.39
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,181.31	$1.03
ETF Shares	1,000.00	1,182.18	0.38
Admiral Shares	1,000.00	1,182.09	0.38

Six Months Ended June 30, 2019

	Beginning Account Value 12/31/2018	Ending Account Value 6/30/2019	Expenses Paid During Period
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30
Institutional Plus Shares	1,000.00	1,024.55	0.25
Institutional Select Shares	1,000.00	1,024.70	0.10
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.60	0.20
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20
Institutional Plus Shares	1,000.00	1,024.65	0.15
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, 0.06% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.02% for Institutional Select Shares; for the Mid-Cap Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares; for the Mid-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares; and for the Mid-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Extended Market Index Fund

Sector Diversification

As of June 30, 2019

Communication Services	5.1%
Consumer Discretionary	11.4
Consumer Staples	2.5
Energy	3.0
Financials	16.0
Health Care	12.9
Industrials	13.7
Information Technology	19.8
Materials	4.2
Other	0.0
Real Estate	8.7
Utilities	2.7

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Extended Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Communication Services
*	T-Mobile US Inc.	4,343,060	321,994	0.5%
*	IAC/InterActiveCorp	1,078,283	234,559	0.3%
*	Liberty Broadband Corp.	2,077,927	216,562	0.3%
*	Liberty Global plc	7,269,124	192,850	0.3%
	Communication Services—Other †		2,544,844	3.7%
			3,510,809	5.1%
Consumer Discretionary
*,^	Tesla Inc.	1,896,580	423,810	0.6%
	Las Vegas Sands Corp.	4,985,651	294,602	0.4%
*	Lululemon Athletica Inc.	1,453,181	261,878	0.4%
	Domino’s Pizza Inc.	564,397	157,060	0.2%
*	NVR Inc.	46,468	156,609	0.2%
*	Burlington Stores Inc.	912,519	155,265	0.2%
	Consumer Discretionary—Other †		6,414,834	9.3%
			7,864,058	11.3%

Consumer Staples †			1,720,953	2.5%

Energy
*	Cheniere Energy Inc.	3,038,904	208,013	0.3%
§	Energy—Other †		1,830,219	2.6%
			2,038,232	2.9%
Financials
*	Markel Corp.	189,955	206,975	0.3%
*	Arch Capital Group Ltd.	5,533,084	205,167	0.3%
	KKR & Co. Inc. Class A	7,474,193	188,873	0.3%
	Annaly Capital Management Inc.	19,939,100	182,044	0.3%
	TD Ameritrade Holding Corp.	3,644,245	181,921	0.3%
	Ally Financial Inc.	5,450,863	168,922	0.2%
	Fidelity National Financial Inc.	3,785,709	152,564	0.2%
	FactSet Research Systems Inc.	525,805	150,675	0.2%
	Financials—Other †		9,590,199	13.8%
			11,027,340	15.9%

Extended Market Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
*	Veeva Systems Inc. Class A	1,755,674	284,612	0.4%
*	BioMarin Pharmaceutical Inc.	2,457,210	210,460	0.3%
*	Exact Sciences Corp.	1,776,279	209,672	0.3%
*	DexCom Inc.	1,251,173	187,476	0.3%
	STERIS plc	1,160,988	172,848	0.3%
*	Elanco Animal Health Inc.	5,028,371	169,959	0.2%
§	Health Care—Other †		7,635,264	11.0%
			8,870,291	12.8%
Industrials
*	CoStar Group Inc.	502,328	278,320	0.4%
	TransUnion	2,571,972	189,066	0.3%
	IDEX Corp.	1,038,441	178,757	0.2%
	Industrials—Other †		8,840,693	12.7%
			9,486,836	13.6%
Information Technology
*	ServiceNow Inc.	2,540,261	697,479	1.0%
*	Worldpay Inc. Class A	4,279,424	524,443	0.8%
*	Workday Inc. Class A	2,230,805	458,609	0.7%
*	Square Inc.	4,340,875	314,844	0.5%
*	Palo Alto Networks Inc.	1,319,920	268,947	0.4%
*	Splunk Inc.	2,062,647	259,378	0.4%
	CDW Corp.	2,005,484	222,609	0.3%
*	Twilio Inc. Class A	1,608,364	219,300	0.3%
*	First Data Corp. Class A	7,907,607	214,059	0.3%
	Marvell Technology Group Ltd.	8,161,857	194,823	0.3%
*	Okta Inc.	1,429,729	176,586	0.3%
	VMware Inc. Class A	1,047,476	175,148	0.3%
	SS&C Technologies Holdings Inc.	2,992,567	172,402	0.2%
*	GoDaddy Inc. Class A	2,409,007	168,992	0.2%
*	Tableau Software Inc. Class A	988,673	164,139	0.2%
	Leidos Holdings Inc.	1,985,554	158,546	0.2%
*	Trimble Inc.	3,460,103	156,085	0.2%
*	Zebra Technologies Corp.	740,534	155,134	0.2%
*	Paycom Software Inc.	677,786	153,668	0.2%
	Information Technology—Other †		8,744,437	12.6%
			13,599,628	19.6%

§Materials †			2,841,367	4.1%

§,1Other †			1,540	0.0%
Real Estate
	WP Carey Inc.	2,345,965	190,445	0.3%
	Sun Communities Inc.	1,236,905	158,559	0.2%
	Equity LifeStyle Properties Inc.	1,236,280	150,010	0.2%
	Real Estate—Other †		5,508,967	7.9%
			6,007,981	8.6%

Utilities †			1,839,459	2.6%
Total Common Stocks (Cost $52,690,772)			68,808,494	99.0%[2]
Preferred Stocks (Cost $22) †			25	0.0%

Extended Market Index Fund

Market	Percentage
Value•	of Net
Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
3,4	Vanguard Market Liquidity Fund	2.499%	21,668,460	2,167,280	3.1%

5U.S. Government and Agency Obligations †	45,786	0.1%
Total Temporary Cash Investments (Cost $2,212,561)	2,213,066	3.2%[2]
Total Investments (Cost $54,903,355)	71,021,585	102.2%

Amount
($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard	3,278
Receivables for Investment Securities Sold	184,995
Receivables for Accrued Income	80,375
Receivables for Capital Shares Issued	207,984
Variation Margin Receivable—Futures Contracts	6,574
Unrealized Appreciation—OTC Swap Contracts	875
Other Assets[4]	32,467
Total Other Assets	516,548	0.7%
Liabilities
Payables for Investment Securities Purchased	(140,061)
Collateral for Securities on Loan	(1,576,423)
Payables for Capital Shares Redeemed	(305,399)
Payables to Vanguard	(15,414)
Total Liabilities	(2,037,297)	(2.9%)
Net Assets	69,500,836	100.0%

At June 30, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	54,428,877
Total Distributable Earnings (Loss)	15,071,959
Net Assets	69,500,836

Investor Shares—Net Assets
Applicable to 12,069,134 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,086,704
Net Asset Value Per Share—Investor Shares	$90.04

ETF Shares—Net Assets
Applicable to 60,145,366 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,133,517
Net Asset Value Per Share—ETF Shares	$118.60

Extended Market Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 233,503,557 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,011,413
Net Asset Value Per Share—Admiral Shares	$89.98

Institutional Shares—Net Assets
Applicable to 159,924,632 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,389,857
Net Asset Value Per Share—Institutional Shares	$89.98

Institutional Plus Shares—Net Assets
Applicable to 41,276,775 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,165,757
Net Asset Value Per Share—Institutional Plus Shares	$222.06

Institutional Select Shares—Net Assets
Applicable to 115,593,464 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,713,588
Net Asset Value Per Share—Institutional Select Shares	$144.59

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,485,003,000.

§   Certain of the fund’s securities are valued using significant unobservable inputs.

†   Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1   “Other” represents securities that are not classified by the fund’s benchmark index.

2   The fund invests a portion of its cash reserves in equity markets through the use of index futures and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 2.3%, respectively, of net assets.

3   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4   Includes $1,576,423,000 of collateral received for securities on loan, of which $1,546,569,000 is held in Vanguard Market Liquidity Fund and $29,854,000 is held in cash.

5   Securities with a value of $28,042,000 have been segregated as initial margin for open futures contracts.

OTC—Over the Counter

Extended Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2019	4,696	367,955	9,062
E-mini S&P Mid-Cap 4000 Index	September 2019	973	189,735	4,435
E-mini S&P 500 Index	September 2019	441	64,920	134
				13,631

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Pitney Bowes Inc.	2/4/20	GSI	1,899	(2.590)	26	—
SLM Corp.	2/4/20	GSI	20,131	(3.020)	849	—
					875	—

1 Payment received/paid monthly.

GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Dividends	373,451
Interest[1]	7,988
Securities Lending—Net	26,756
Total Income	408,195
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,739
Management and Administrative—Investor Shares	1,037
Management and Administrative—ETF Shares	1,694
Management and Administrative—Admiral Shares	5,494
Management and Administrative—Institutional Shares	3,263
Management and Administrative—Institutional Plus Shares	1,560
Management and Administrative—Institutional Select Shares	1,060
Marketing and Distribution—Investor Shares	55
Marketing and Distribution—ETF Shares	180
Marketing and Distribution—Admiral Shares	450
Marketing and Distribution—Institutional Shares	203
Marketing and Distribution—Institutional Plus Shares	60
Marketing and Distribution—Institutional Select Shares	—
Custodian Fees	472
Shareholders’ Reports—Investor Shares	11
Shareholders’ Reports—ETF Shares	131
Shareholders’ Reports—Admiral Shares	82
Shareholders’ Reports—Institutional Shares	81
Shareholders’ Reports—Institutional Plus Shares	55
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	16
Total Expenses	17,643
Net Investment Income	390,552
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	831,347
Futures Contracts	52,731
Swap Contracts	405
Realized Net Gain (Loss)	884,483

Extended Market Index Fund

Statement of Operations (continued)
Six Months Ended
June 30, 2019
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	10,170,153
Futures Contracts	34,834
Swap Contracts	1,303
Change in Unrealized Appreciation (Depreciation)	10,206,290
Net Increase (Decrease) in Net Assets Resulting from Operations	11,481,325

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $7,603,000, $87,000, and $344,000, respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $1,168,018,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	390,552	990,935
Realized Net Gain (Loss)	884,483	4,294,578
Change in Unrealized Appreciation (Depreciation)	10,206,290	(11,280,180)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,481,325	(5,994,667)
Distributions
Net Investment Income
Investor Shares	(5,400)	(18,718)
ETF Shares	(35,738)	(91,752)
Admiral Shares	(107,512)	(290,795)
Institutional Shares	(75,284)	(206,007)
Institutional Plus Shares	(48,860)	(130,677)
Institutional Select Shares	(88,148)	(216,956)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Institutional Select Shares	—	—
Total Distributions	(360,942)	(954,905)
Capital Share Transactions
Investor Shares	(260,098)	(277,722)
ETF Shares	(104,841)	1,100,016
Admiral Shares	37,185	39,131
Institutional Shares	(401,015)	624,848
Institutional Plus Shares	144,818	(2,181,914)
Institutional Select Shares	693,713	2,770,352
Net Increase (Decrease) from Capital Share Transactions	109,762	2,074,711
Total Increase (Decrease)	11,230,145	(4,874,861)
Net Assets
Beginning of Period	58,270,691	63,145,552
End of Period	69,500,836	58,270,691

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$75.74	$84.80	$72.76	$63.61	$66.63	$62.76
Investment Operations
Net Investment Income	.429 [1]	1.193 [1]	.916 [1]	.919	.795	.795
Net Realized and Unrealized Gain (Loss) on Investments	14.276	(9.104)	12.074	9.182	(3.050)	3.857
Total from Investment Operations	14.705	(7.911)	12.990	10.101	(2.255)	4.652
Distributions
Dividends from Net Investment Income	(.405)	(1.149)	(.950)	(.951)	(.765)	(.782)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.405)	(1.149)	(.950)	(.951)	(.765)	(.782)
Net Asset Value, End of Period	$90.04	$75.74	$84.80	$72.76	$63.61	$66.63

Total Return[2]	19.43%	-9.47%	17.94%	15.99%	-3.39%	7.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,087	$1,139	$1,548	$2,021	$2,040	$2,341
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.21%	0.21%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.18%	1.38%	1.24%	1.48%	1.20%	1.27%
Portfolio Turnover Rate[3]	11%	10%	11%	12%	6%	9%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$99.77	$111.72	$95.86	$83.80	$87.79	$82.71
Investment Operations
Net Investment Income	.655 [1]	1.742 [1]	1.420 [1]	1.324	1.171	1.178
Net Realized and Unrealized Gain (Loss) on Investments	18.782	(12.036)	15.835	12.107	(4.033)	5.061
Total from Investment Operations	19.437	(10.294)	17.255	13.431	(2.862)	6.239
Distributions
Dividends from Net Investment Income	(.607)	(1.656)	(1.395)	(1.371)	(1.128)	(1.159)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.607)	(1.656)	(1.395)	(1.371)	(1.128)	(1.159)
Net Asset Value, End of Period	$118.60	$99.77	$111.72	$95.86	$83.80	$87.79

Total Return	19.50%	-9.37%	18.10%	16.16%	-3.26%	7.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,134	$6,095	$5,711	$4,387	$4,272	$3,659
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%	0.08%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.30%	1.50%	1.37%	1.61%	1.33%	1.40%
Portfolio Turnover Rate[2]	11%	10%	11%	12%	6%	9%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Six Months Ended June 30,		Year Ended December 31,
Throughout Each Period	2019		2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$75.70		$84.76		$72.72		$63.58	$66.61	$62.75
Investment Operations
Net Investment Income	.498	1	1.307	1	1.071	1	1.005	.887	.895
Net Realized and Unrealized Gain (Loss) on Investments	14.242		(9.111)		12.026		9.175	(3.061)	3.845
Total from Investment Operations	14.740		(7.804)		13.097		10.180	(2.174)	4.740
Distributions
Dividends from Net Investment Income	(.460)		(1.256)		(1.057)		(1.040)	(.856)	(.880)
Distributions from Realized Capital Gains	—		—		—		—	—	—
Total Distributions	(.460)		(1.256)		(1.057)		(1.040)	(.856)	(.880)
Net Asset Value, End of Period	$89.98		$75.70		$84.76		$72.72	$63.58	$66.61
Total Return[2]	19.49%		-9.36%		18.11%		16.13%	-3.27%	7.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,011		$17,644		$19,712		$15,830	$13,143	$12,852
Ratio of Total Expenses to Average Net Assets	0.07%		0.07%		0.08%		0.08%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.30%		1.50%		1.37%		1.61%	1.33%	1.40%
Portfolio Turnover Rate[3]	11%		10%		11%		12%	6%	9%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Six Months Ended June 30,		Year Ended December 31,
Throughout Each Period	2019		2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$75.69		$84.75		$72.72		$63.58	$66.60	$62.75
Investment Operations
Net Investment Income	.502	1	1.319	1	1.085	1	1.018	.899	.908
Net Realized and Unrealized Gain (Loss) on Investments	14.252		(9.113)		12.018		9.175	(3.050)	3.833
Total from Investment Operations	14.754		(7.794)		13.103		10.193	(2.151)	4.741
Distributions
Dividends from Net Investment Income	(.464)		(1.266)		(1.073)		(1.053)	(.869)	(.891)
Distributions from Realized Capital Gains	—		—		—		—	—	—
Total Distributions	(.464)		(1.266)		(1.073)		(1.053)	(.869)	(.891)
Net Asset Value, End of Period	$89.98		$75.69		$84.75		$72.72	$63.58	$66.60
Total Return	19.51%		- 9.35%		18.12%		16.15%	-3.24%	7.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,390		$12,443		$13,359		$10,554	$8,621	$8,567
Ratio of Total Expenses to Average Net Assets	0.06%		0.06%		0.06%		0.06%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.31%		1.51%		1.39%		1.63%	1.35%	1.42%
Portfolio Turnover Rate[2]	11%		10%		11%		12%	6%	9%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Six Months Ended June 30,		Year Ended December 31,
Throughout Each Period	2019		2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$186.80		$209.16		$179.47		$156.89	$164.36	$154.84
Investment Operations
Net Investment Income	1.249	1	3.208	1	2.611	1	2.525	2.254	2.273
Net Realized and Unrealized Gain (Loss) on Investments	35.168		(22.426)		29.741		22.668	(7.549)	9.481
Total from Investment Operations	36.417		(19.218)		32.352		25.193	(5.295)	11.754
Distributions
Dividends from Net Investment Income	(1.157)		(3.142)		(2.662)		(2.613)	(2.175)	(2.234)
Distributions from Realized Capital Gains	—		—		—		—	—	—
Total Distributions	(1.157)		(3.142)		(2.662)		(2.613)	(2.175)	(2.234)
Net Asset Value, End of Period	$222.06		$186.80		$209.16		$179.47	$156.89	$164.36
Total Return	19.52%		-9.35%		18.13%		16.18%	-3.23%	7.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,166		$7,559		$10,565		$13,530	$14,526	$13,634
Ratio of Total Expenses to Average Net Assets	0.05%		0.05%		0.05%		0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.32%		1.52%		1.40%		1.64%	1.37%	1.44%
Portfolio Turnover Rate[2]	11%		10%		11%		12%	6%	9%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Select Shares

	Six Months Ended June 30,		Year Ended Dec. 31,				June 27, 2016[1] to Dec. 31,
For a Share Outstanding Throughout Each Period	2019		2018		2017		2016
Net Asset Value, Beginning of Period	$121.63		$136.19		$116.85		$98.43
Investment Operations
Net Investment Income	.830	2	2.184	2	1.891	2	1.050
Net Realized and Unrealized Gain (Loss) on Investments	22.902		(14.655)		19.221		18.428
Total from Investment Operations	23.732		(12.471)		21.112		19.478
Distributions
Dividends from Net Investment Income	(.772)		(2.089)		(1.772)		(1.058)
Distributions from Realized Capital Gains	—		—		—		—
Total Distributions	(.772)		(2.089)		(1.772)		(1.058)
Net Asset Value, End of Period	$144.59		$121.63		$136.19		$116.85
Total Return	19.53%		-9.32%		18.17%		19.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,714		$13,390		$12,250		$5,227
Ratio of Total Expenses to Average Net Assets	0.02%		0.02%		0.02%		0.02%[3]
Ratio of Net Investment Income to Average Net Assets	1.35%		1.55%		1.43%		1.88%[3]
Portfolio Turnover Rate[4]	11%		10%		11%		12%[5]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

5 Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Extended Market Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Extended Market Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Extended Market Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the fund had contributed to Vanguard capital in the amount of $3,278,000, representing 0.00% of the fund’s net assets and 1.31% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	68,806,741	100	1,653
Preferred Stocks	25	—	—
Temporary Cash Investments	2,167,280	45,786	—
Futures Contracts—Assets[1]	6,574	—	—
Swap Contracts—Assets	—	875	—
Total	70,980,620	46,761	1,653

1 Represents variation margin on the last day of the reporting period.

Extended Market Index Fund

D.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	54,906,318
Gross Unrealized Appreciation	22,590,012
Gross Unrealized Depreciation	(6,460,239)
Net Unrealized Appreciation (Depreciation)	16,129,773

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the fund had available capital losses totaling $841,285,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.   During the six months ended June 30, 2019, the fund purchased $6,010,461,000 of investment securities and sold $5,761,836,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,830,484,000 and $2,138,574,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.   Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	25,161	292	199,854	2,271
Issued in Lieu of Cash Distributions	5,180	59	17,999	211
Redeemed[1]	(290,439)	(3,319)	(495,575)	(5,703)
Net Increase (Decrease)—Investor Shares	(260,098)	(2,968)	(277,722)	(3,221)
ETF Shares
Issued	2,087,598	18,304	7,647,925	66,519
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,192,439)	(19,250)	(6,547,909)	(56,550)
Net Increase (Decrease)—ETF Shares	(104,841)	(946)	1,100,016	9,969
Admiral Shares
Issued[1]	1,665,908	19,258	3,351,183	38,683
Issued in Lieu of Cash Distributions	91,311	1,049	249,801	2,937
Redeemed	(1,720,034)	(19,894)	(3,561,853)	(41,092)
Net Increase (Decrease)—Admiral Shares	37,185	413	39,131	528

Extended Market Index Fund

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	1,378,716	15,983	3,478,254	39,801
Issued in Lieu of Cash Distributions	71,719	824	196,518	2,311
Redeemed	(1,851,450)	(21,274)	(3,049,924)	(35,344)
Net Increase (Decrease)—Institutional Shares	(401,015)	(4,467)	624,848	6,768
Institutional Plus Shares
Issued	1,213,068	5,717	4,078,076	19,134
Issued in Lieu of Cash Distributions	46,751	218	124,757	595
Redeemed	(1,115,001)	(5,124)	(6,384,747)	(29,774)
Net Increase (Decrease)—Institutional Plus Shares	144,818	811	(2,181,914)	(10,045)
Institutional Select Shares
Issued	1,297,145	9,828	3,470,354	25,181
Issued in Lieu of Cash Distributions	88,148	630	216,956	1,590
Redeemed	(691,580)	(4,952)	(916,958)	(6,630)
Net Increase (Decrease)—Institutional Select Shares	693,713	5,506	2,770,352	20,141

1   In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include $181,489,000 from the conversion during the six months ended June 30, 2019.

G.   Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Mid-Cap Index Fund

Sector Diversification

As of June 30, 2019

Basic Materials	3.5%
Consumer Goods	8.9
Consumer Services	11.4
Financials	20.5
Health Care	8.9
Industrials	19.5
Oil & Gas	4.7
Other	0.0
Technology	15.8
Telecommunications	0.5
Utilities	6.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Mid-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Shares	Market Value• ($000)
Common Stocks (99.4%)[1]
Basic Materials (3.5%)
	Newmont Goldcorp Corp.	19,672,636	756,806
	Freeport-McMoRan Inc.	33,570,437	389,753
^	International Flavors & Fragrances Inc.	2,598,983	377,086
	Celanese Corp. Class A	3,084,305	332,488
	FMC Corp.	3,207,208	266,038
	CF Industries Holdings Inc.	5,385,687	251,565
	Avery Dennison Corp.	2,056,422	237,887
	Eastman Chemical Co.	3,042,781	236,820
	Mosaic Co.	8,457,962	211,703
	Nucor Corp.	3,708,201	204,322
	Albemarle Corp.	2,581,098	181,735
*	Axalta Coating Systems Ltd.	2,574,825	76,653
	Reliance Steel & Aluminum Co.	778,819	73,692
	Westlake Chemical Corp.	939,761	65,276
	Steel Dynamics Inc.	2,894	87
*	Alcoa Corp.	2,477	58
			3,661,969
Consumer Goods (8.8%)
*	Lululemon Athletica Inc.	2,694,011	485,488
	Clorox Co.	3,102,693	475,053
	McCormick & Co. Inc.	2,982,982	462,392
	Church & Dwight Co. Inc.	5,997,885	438,205
	DR Horton Inc.	8,636,117	372,476
	Genuine Parts Co.	3,380,227	350,124
	Lennar Corp. Class A	7,076,412	342,923
	Conagra Brands Inc.	11,836,853	313,913
*	Take-Two Interactive Software Inc.	2,741,523	311,245
	Hasbro Inc.	2,912,347	307,777
	JM Smucker Co.	2,632,318	303,217
	Tyson Foods Inc. Class A	3,590,698	289,913
*	NVR Inc.	78,716	265,293
^	Hormel Foods Corp.	6,524,510	264,504
	Garmin Ltd.	3,237,265	258,334
	Aptiv plc	3,140,472	253,844
	Molson Coors Brewing Co. Class B	4,301,213	240,868
	Lamb Weston Holdings Inc.	3,563,219	225,766
	Tapestry Inc.	7,067,690	224,258
	Whirlpool Corp.	1,542,964	219,656
*	Wayfair Inc.	1,482,582	216,457
	BorgWarner Inc.	5,049,020	211,958
	Lear Corp.	1,516,690	211,229
*	Mohawk Industries Inc.	1,411,415	208,141
	Fortune Brands Home & Security Inc.	3,407,538	194,673
*	LKQ Corp.	7,266,571	193,363
	PulteGroup Inc.	6,076,070	192,125
	Bunge Ltd.	3,274,054	182,397
	PVH Corp.	1,828,133	173,014
*	WABCO Holdings Inc.	1,248,036	165,490
	Newell Brands Inc.	9,278,094	143,068
	Ralph Lauren Corp. Class A	1,207,850	137,200
*	Under Armour Inc. Class A	4,579,711	116,096
^	Campbell Soup Co.	2,767,896	110,910
*	Under Armour Inc. Class C	4,732,287	105,057
	Coty Inc. Class A	7,321,615	98,110
	Hanesbrands Inc.	4,407,498	75,897
	Harley-Davidson Inc.	1,939,734	69,501
*	Capri Holdings Ltd.	1,748,429	60,635
*	Levi Strauss & Co. Class A	975,719	20,373
	Lennar Corp. Class B	212,981	8,202
	Ingredion Inc.	896	74
	Polaris Industries Inc.	772	70
			9,299,289

Mid-Cap Index Fund

		Shares	Market Value• ($000)
Consumer Services (11.3%)
*	Dollar Tree Inc.	5,810,045	623,941
	Royal Caribbean Cruises Ltd.	4,085,601	495,216
*	Chipotle Mexican Grill Inc. Class A	675,081	494,753
*	Ulta Beauty Inc.	1,352,838	469,286
	Omnicom Group Inc.	5,223,844	428,094
	Best Buy Co. Inc.	5,547,496	386,827
	Expedia Group Inc.	2,816,126	374,629
*	Liberty Broadband Corp.	3,532,141	368,120
	Darden Restaurants Inc.	2,995,682	364,664
*	Copart Inc.	4,744,417	354,598
*	CarMax Inc.	4,048,505	351,532
*	AutoZone Inc.	303,136	333,289
	AmerisourceBergen Corp. Class A	3,837,821	327,213
	Tractor Supply Co.	2,938,862	319,748
	American Airlines Group Inc.	9,747,388	317,862
	MGM Resorts International	11,123,965	317,812
*	Norwegian Cruise Line Holdings Ltd.	5,247,137	281,404
	Domino’s Pizza Inc.	1,001,299	278,642
	Wynn Resorts Ltd.	2,229,262	276,406
	FactSet Research Systems Inc.	931,509	266,933
	Tiffany & Co.	2,809,872	263,116
	Viacom Inc. Class B	8,608,519	257,136
	Advance Auto Parts Inc.	1,660,124	255,892
*	United Continental Holdings Inc.	2,736,074	239,543
*	Discovery Communications Inc.	8,361,006	237,871
*	Live Nation Entertainment Inc.	3,350,887	221,996
	Aramark	6,002,998	216,468
	Interpublic Group of Cos. Inc.	9,428,180	212,983
*	DISH Network Corp. Class A	5,339,570	205,093
*	Altice USA Inc. Class A	8,372,328	203,866
	Nielsen Holdings plc	8,659,777	195,711
	Alaska Air Group Inc.	3,006,697	192,158
	Kohl’s Corp.	3,974,743	188,999
	News Corp. Class A	12,030,360	162,290
	Macy’s Inc.	7,524,735	161,481
	L Brands Inc.	5,698,562	148,732
*	Liberty Media Corp-Liberty SiriusXM Class C	3,879,089	147,328
	Rollins Inc.	3,989,292	143,096
	Gap Inc.	6,924,623	124,436
*	Discovery Communications Inc. Class A	3,637,141	111,660
	Vail Resorts Inc.	489,593	109,267
*	Liberty Media Corp-Liberty SiriusXM Class A	1,976,102	74,716
	Hyatt Hotels Corp. Class A	884,503	67,337
^,*	Lyft Inc. Class A	1,014,795	66,682
*	Liberty Broadband Corp. Class A	609,751	62,707
*	Qurate Retail Group Inc. QVC Group Class A	4,886,059	60,538
*	TripAdvisor Inc.	1,306,837	60,494
	Nordstrom Inc.	1,320,016	42,056
^,*	Chewy Inc.	1,135,555	39,744
^,*	Carvana Co. Class A	566,196	35,438
^	Viacom Inc. Class A	246,165	8,394
	News Corp. Class B	356,118	4,971
*	GrubHub Inc.	1,195	93
			11,953,261
Financials (20.4%)
*	SBA Communications Corp. Class A	2,758,795	620,287
	Digital Realty Trust Inc.	5,073,709	597,632
*	IHS Markit Ltd.	9,189,682	585,567
	M&T Bank Corp.	3,161,732	537,716
	Realty Income Corp.	7,708,764	531,673
	Hartford Financial Services Group Inc.	8,805,971	490,669
	MSCI Inc. Class A	1,959,623	467,938
	Essex Property Trust Inc.	1,600,833	467,331
	KeyCorp	24,562,062	435,977
*	CBRE Group Inc. Class A	7,782,225	399,228
	Equifax Inc.	2,943,252	398,045
	Arthur J Gallagher & Co.	4,512,660	395,264
	Citizens Financial Group Inc.	11,165,517	394,813
	Principal Financial Group Inc.	6,785,365	393,008
	Cincinnati Financial Corp.	3,777,404	391,603
	Alexandria Real Estate Equities Inc.	2,751,108	388,154
	Moody’s Corp.	1,965,120	383,808
	HCP Inc.	11,643,590	372,362
	Regions Financial Corp.	24,682,554	368,757
	Huntington Bancshares Inc.	25,491,165	352,288
*	Markel Corp.	320,413	349,122
*	Arch Capital Group Ltd.	9,346,027	346,551
	Loews Corp.	6,313,062	345,135

Mid-Cap Index Fund

		Shares	Market Value• ($000)
	AvalonBay Communities Inc.	1,697,912	344,982
	WP Carey Inc.	4,148,440	336,770
	Host Hotels & Resorts Inc.	18,048,103	328,836
	Mid-America Apartment Communities Inc.	2,776,925	327,011
	Annaly Capital Management Inc.	35,471,419	323,854
	KKR & Co. Inc. Class A	12,587,631	318,089
	Lincoln National Corp.	4,929,080	317,679
	Extra Space Storage Inc.	2,949,527	312,945
	UDR Inc.	6,864,303	308,139
	Ally Financial Inc.	9,674,951	299,827
	First Republic Bank	3,034,618	296,330
*	SVB Financial Group	1,267,375	284,640
	Cboe Global Markets Inc.	2,719,375	281,809
	Duke Realty Corp.	8,755,622	276,765
	Invitation Homes Inc.	10,250,973	274,009
	Comerica Inc.	3,755,469	272,797
	Regency Centers Corp.	4,080,579	272,338
	Nasdaq Inc.	2,825,550	271,733
	Vornado Realty Trust	4,182,227	268,081
	E*TRADE Financial Corp.	5,960,208	265,825
	Raymond James Financial Inc.	3,087,017	261,007
	Fidelity National Financial Inc.	6,360,683	256,336
	Camden Property Trust	2,355,106	245,850
	Everest Re Group Ltd.	992,270	245,269
	Reinsurance Group of America Inc. Class A	1,523,927	237,778
	Franklin Resources Inc.	6,778,436	235,890
	Weyerhaeuser Co.	8,935,922	235,372
	Federal Realty Investment Trust	1,824,669	234,944
*	Alleghany Corp.	334,235	227,651
	WR Berkley Corp.	3,345,479	220,567
	AGNC Investment Corp.	13,067,083	219,788
	Iron Mountain Inc.	6,988,360	218,736
	Torchmark Corp.	2,410,338	215,629
	VEREIT Inc.	23,709,600	213,623
	Western Union Co.	10,492,193	208,690
	Zions Bancorp NA	4,447,422	204,492
	Invesco Ltd.	9,868,072	201,901
	Voya Financial Inc.	3,510,993	194,158
	Kimco Realty Corp.	9,766,777	180,490
	SEI Investments Co.	3,158,304	177,181
	SL Green Realty Corp.	2,054,171	165,094
	People’s United Financial Inc.	9,703,984	162,833
*	Athene Holding Ltd. Class A	3,742,089	161,134
	Unum Group	4,645,303	155,850
	AXA Equitable Holdings Inc.	7,178,452	150,030
	Jones Lang LaSalle Inc.	557,764	78,472
	Macerich Co.	1,722,150	57,675
	Affiliated Managers Group Inc.	624,310	57,524
	Jefferies Financial Group Inc.	2,835,358	54,524
			21,473,875
Health Care (8.8%)
*	IQVIA Holdings Inc.	4,084,062	657,126
*	IDEXX Laboratories Inc.	2,095,100	576,844
*	Centene Corp.	9,566,090	501,646
*	Align Technology Inc.	1,754,118	480,102
	ResMed Inc.	3,493,025	426,254
*	Laboratory Corp. of America Holdings	2,403,849	415,626
	Cooper Cos. Inc.	1,202,732	405,188
*	Incyte Corp.	4,440,147	377,235
*	BioMarin Pharmaceutical Inc.	4,362,161	373,619
	Teleflex Inc.	1,124,288	372,308
*	WellCare Health Plans Inc.	1,225,573	349,374
	Cardinal Health Inc.	7,260,666	341,977
	Quest Diagnostics Inc.	3,273,366	333,261
	Dentsply Sirona Inc.	5,699,381	332,616
*	DexCom Inc.	2,217,910	332,332
*	Hologic Inc.	6,530,295	313,585
*	Varian Medical Systems Inc.	2,215,436	301,587
*	Elanco Animal Health Inc.	8,207,616	277,417
*	ABIOMED Inc.	1,044,271	272,022
*	Henry Schein Inc.	3,631,505	253,842
	Universal Health Services Inc. Class B	1,918,238	250,119
*	Mylan NV	12,549,762	238,948
*	Alnylam Pharmaceuticals Inc.	2,595,222	188,309
*	Jazz Pharmaceuticals plc	1,311,341	186,945
*	Exact Sciences Corp.	1,571,166	185,460
*	Seattle Genetics Inc.	2,554,241	176,779
*	DaVita Inc.	3,040,129	171,038
	Perrigo Co. plc	2,981,464	141,977
*	Nektar Therapeutics Class A	2,125,353	75,620
*	Edwards Lifesciences Corp.	2,755	509
*	Alkermes plc	2,085	47
			9,309,712
Industrials (19.4%)
*	Fiserv Inc.	9,559,965	871,486
	Amphenol Corp. Class A	7,277,125	698,167

Mid-Cap Index Fund

		Shares	Market Value• ($000)
	Waste Connections Inc.	6,423,294	613,938
	Global Payments Inc.	3,828,970	613,133
	Willis Towers Watson plc	3,148,183	603,003
*	FleetCor Technologies Inc.	2,099,667	589,691
	Ball Corp.	8,154,461	570,731
*	TransDigm Group Inc.	1,165,918	564,071
	Verisk Analytics Inc. Class A	3,787,515	554,719
	Cintas Corp.	2,165,104	513,758
*	Mettler-Toledo International Inc.	604,216	507,541
	AMETEK Inc.	5,550,168	504,177
	Total System Services Inc.	3,879,312	497,599
*	CoStar Group Inc.	890,152	493,198
	L3 Technologies Inc.	1,935,396	474,501
*	Worldpay Inc. Class A	3,794,516	465,018
	Roper Technologies Inc.	1,266,165	463,746
	Fastenal Co.	13,949,156	454,603
	Vulcan Materials Co.	3,217,748	441,829
*	Keysight Technologies Inc.	4,583,833	411,674
	Xylem Inc.	4,383,149	366,607
	Broadridge Financial Solutions Inc.	2,829,148	361,226
*	First Data Corp. Class A	13,305,038	360,167
	Dover Corp.	3,540,192	354,727
	Martin Marietta Materials Inc.	1,522,002	350,228
*	Waters Corp.	1,607,954	346,096
	TransUnion	4,562,591	335,396
	Expeditors International of Washington Inc.	4,189,793	317,838
	WW Grainger Inc.	1,148,018	307,933
	Textron Inc.	5,670,148	300,745
	Kansas City Southern	2,450,311	298,497
*	Square Inc.	4,095,380	297,038
	Jacobs Engineering Group Inc.	3,327,865	280,839
	CH Robinson Worldwide Inc.	3,326,680	280,605
	Masco Corp.	7,150,873	280,600
^	Wabtec Corp.	3,895,073	279,510
*	Trimble Inc.	6,129,569	276,505
	Old Dominion Freight Line Inc.	1,774,659	264,886
*	United Rentals Inc.	1,915,316	254,028
	Westrock Co.	6,261,506	228,357
	Arconic Inc.	8,744,894	225,793
	Snap-on Inc.	1,349,627	223,552
	Packaging Corp. of America	2,301,884	219,416
	Huntington Ingalls Industries Inc.	961,674	216,127
*	Crown Holdings Inc.	3,296,820	201,436
	JB Hunt Transport Services Inc.	2,119,118	193,709
*	Sensata Technologies Holding plc	3,937,417	192,933
	Hubbell Inc. Class B	1,327,816	173,147
	Xerox Corp.	4,651,214	164,700
	Sealed Air Corp.	3,792,931	162,262
	Alliance Data Systems Corp.	1,148,413	160,927
	Robert Half International Inc.	2,743,664	156,416
	Pentair plc	4,187,263	155,766
*	IPG Photonics Corp.	841,305	129,771
	Jack Henry & Associates Inc.	940,351	125,932
	Cognex Corp.	1,984,862	95,234
	HEICO Corp. Class A	876,186	90,571
	FLIR Systems Inc.	1,649,466	89,236
	Flowserve Corp.	1,597,255	84,159
	AO Smith Corp.	1,719,079	81,072
*	Arrow Electronics Inc.	1,038,726	74,030
	Allison Transmission Holdings Inc.	1,451,127	67,260
	HEICO Corp.	491,099	65,714
^,*	XPO Logistics Inc.	1,121,687	64,845
^	ADT Inc.	384,160	2,351
	Owens Corning	1,442	84
	Fluor Corp.	1,859	63
			20,464,917
Oil & Gas (4.6%)
	ONEOK Inc.	10,054,462	691,848
	Concho Resources Inc.	4,886,474	504,186
	Diamondback Energy Inc.	4,011,229	437,104
	Hess Corp.	6,652,600	422,906
*	Cheniere Energy Inc.	5,643,550	386,301
	Marathon Oil Corp.	19,924,860	283,132
	Devon Energy Corp.	9,609,202	274,054
	Apache Corp.	9,157,580	265,295
	Noble Energy Inc.	11,649,726	260,954
	Cabot Oil & Gas Corp.	10,311,491	236,752
	Targa Resources Corp.	5,663,034	222,331
	National Oilwell Varco Inc.	9,400,980	208,984
	OGE Energy Corp.	4,876,210	207,532
	HollyFrontier Corp.	3,743,880	173,267
	Baker Hughes a GE Co. Class A	6,279,500	154,664
*	Continental Resources Inc.	2,294,403	96,571
	Cimarex Energy Co.	1,236,713	73,374
	Helmerich & Payne Inc.	1,390	70
			4,899,325

Mid-Cap Index Fund

		Shares	Market Value• ($000)
Other (0.0%)[2]
*,§	American International Group Inc. Warrants Exp. 01/19/2021	8,771	—

Technology (15.8%)
*	Red Hat Inc.	4,113,597	772,369
	Xilinx Inc.	6,185,422	729,385
*	Advanced Micro Devices Inc.	23,711,121	720,107
	Motorola Solutions Inc.	4,014,149	669,279
*	Twitter Inc.	17,787,549	620,785
	Cerner Corp.	7,530,825	552,009
*	VeriSign Inc.	2,612,981	546,531
	Harris Corp.	2,874,631	543,679
*	Veeva Systems Inc. Class A	3,113,606	504,747
^	Microchip Technology Inc.	5,772,568	500,482
*	Cadence Design Systems Inc.	6,845,890	484,757
*	Synopsys Inc.	3,651,561	469,919
	KLA-Tencor Corp.	3,937,132	465,369
*	Splunk Inc.	3,657,883	459,979
*	Palo Alto Networks Inc.	2,221,013	452,554
*	ANSYS Inc.	2,044,478	418,750
*	IAC/InterActiveCorp	1,907,563	414,952
	Maxim Integrated Products Inc.	6,636,269	396,982
	CDW Corp.	3,557,213	394,851
	NetApp Inc.	6,016,316	371,207
*	Twilio Inc. Class A	2,714,043	370,060
	Marvell Technology Group Ltd.	15,304,771	365,325
*	Arista Networks Inc.	1,306,553	339,207
*	Gartner Inc.	2,084,905	335,545
	Skyworks Solutions Inc.	4,206,844	325,063
	Western Digital Corp.	6,780,503	322,413
	Symantec Corp.	14,306,747	311,315
*	Akamai Technologies Inc.	3,797,479	304,330
	SS&C Technologies Holdings Inc.	5,238,461	301,788
*	GoDaddy Inc. Class A	4,277,805	300,088
	Citrix Systems Inc.	3,046,510	298,984
	Seagate Technology plc	6,069,626	286,001
*	Fortinet Inc.	3,535,742	271,651
^,*	Snap Inc.	15,861,307	226,817
	Juniper Networks Inc.	8,387,800	223,367
*	F5 Networks Inc.	1,454,164	211,770
*	Black Knight Inc.	3,467,981	208,599
*	Qorvo Inc.	2,902,592	193,342
	DXC Technology Co.	3,263,997	180,009
*	Okta Inc.	1,263,994	156,116
*	Paycom Software Inc.	605,073	137,182
*	Dropbox Inc. Class A	4,425,586	110,861
*	Slack Technologies Inc. Class A	2,382,425	89,341
^	Match Group Inc.	1,300,871	87,509
	CDK Global Inc.	1,483,197	73,329
^,*	Pinterest Inc. Class A	2,100,771	57,183
*	Crowdstrike Holdings Inc. Class A	440,590	30,088
*	Autodesk Inc.	2,919	475
*	Dell Technologies Inc.	2,054	104
			16,606,555
Telecommunications (0.5%)
	CenturyLink Inc.	23,903,841	281,109
*	Zayo Group Holdings Inc.	4,877,584	160,521
^,*	Zoom Video Communications Inc. Class A	467,053	41,470
			483,100
Utilities (6.3%)
	WEC Energy Group Inc.	7,684,030	640,618
	Eversource Energy	7,821,891	592,586
	DTE Energy Co.	4,463,007	570,729
	FirstEnergy Corp.	12,945,872	554,213
	American Water Works Co. Inc.	4,397,420	510,101
	Entergy Corp.	4,626,338	476,189
	Ameren Corp.	5,978,315	449,031
	CMS Energy Corp.	6,912,183	400,284
	Evergy Inc.	6,155,853	370,275
	CenterPoint Energy Inc.	12,215,086	349,718
*	PG&E Corp.	12,891,312	295,469
	Alliant Energy Corp.	5,783,100	283,835
	AES Corp.	16,168,285	270,980
	NiSource Inc.	9,088,743	261,756
	Pinnacle West Capital Corp.	2,735,055	257,341
	Vistra Energy Corp.	9,414,434	213,143
	NRG Energy Inc.	3,091,532	108,575
	Avangrid Inc.	1,505,456	76,025
			6,680,868
Total Common Stocks (Cost $74,262,680)			104,832,871
Temporary Cash Investments (1.0%)[1]
Money Market Fund (1.0%)
3,4	Vanguard Market Liquidity Fund, 2.499%	10,452,877	1,045,497

Mid-Cap Index Fund

		Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill, 2.477%, 7/18/19	7,000	6,993
5	United States Treasury Bill, 2.349%, 8/15/19	500	499
5	United States Treasury Bill, 2.480%, 9/5/19	3,000	2,988
5	United States Treasury Bill, 2.135%, 11/14/19	10,000	9,923
			20,403
Total Temporary Cash Investments (Cost $1,065,724)			1,065,900
Total Investments (100.4%) (Cost $75,328,404)			105,898,771

Amount ($000)
Other Assets and Liabilities (-0.4%)
Other Assets
Investment in Vanguard	4,962
Receivables for Investment Securities Sold	1,271
Receivables for Accrued Income	120,742
Receivables for Capital Shares Issued	128,454
Variation Margin Receivable—Futures Contracts	3,347
Unrealized Appreciation—OTC Swap Contracts	4,711
Other Assets[4]	5,675
Total Other Assets	269,162
Liabilities
Payables for Investment Securities Purchased	(91,768)
Collateral for Securities on Loan	(335,000)
Payables for Capital Shares Redeemed	(104,413)
Payables for Distributions	(89,538)
Payables to Vanguard	(20,917)
Unrealized Depreciation—OTC Swap Contracts	(2,848)
Other Liabilities	(62,805)
Total Liabilities	(707,289)
Net Assets (100%)	105,460,644

At June 30, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	79,283,845
Total Distributable Earnings (Loss)	26,176,799
Net Assets	105,460,644

Investor Shares—Net Assets
Applicable to 66,820,258 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,049,586
Net Asset Value Per Share—Investor Shares	$45.64

ETF Shares—Net Assets
Applicable to 156,508,545 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,155,508
Net Asset Value Per Share—ETF Shares	$167.12

Admiral Shares—Net Assets
Applicable to 206,477,109 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	42,742,463
Net Asset Value Per Share—Admiral Shares	$207.01

Institutional Shares—Net Assets
Applicable to 434,310,743 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,860,819
Net Asset Value Per Share—Institutional Shares	$45.73

Mid-Cap Index Fund

Amount ($000)
Institutional Plus Shares—Net Assets
Applicable to 60,534,842 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,652,268
Net Asset Value Per Share—Institutional Plus Shares	$225.53

•   See Note A in Notes to Financial Statements.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $326,949,000.

*     Non-income-producing security.

§   Security value determined using significant unobservable inputs.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.

2   “Other” represents securities that are not classified by the fund’s benchmark index.

3   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4   Includes $335,000,000 of collateral received for securities on loan, of which $329,325,000 is held in Vanguard Market Liquidity Fund and $5,675,000 is held in cash.

5   Securities with a value of $18,455,000 have been segregated as initial margin for open futures contracts.

OTC—Over-the-Counter

Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2019	1,155	225,225	5,282
E-mini S&P 500 Index	September 2019	1,368	201,383	1,190
				6,472

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
ADT Inc.	2/4/20	GSI	6,350	(2.390)	—	(199)
Campbell Soup Co.	2/4/20	GSI	82,740	(2.390)	—	(2,649)
Elanco Animal Health Inc.	2/4/20	GSI	22,043	(2.390)	1,603	—
First Republic Bank	2/4/20	GSI	97,652	(3.020)	2,366	—
Snap Inc.	2/4/20	GSI	13,550	(2.390)	742	—
					4,711	(2,848)

1 Payment received/paid monthly.

GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Dividends	742,688
Interest[1]	7,176
Securities Lending—Net	3,123
Total Income	752,987
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,054
Management and Administrative—Investor Shares	2,520
Management and Administrative—ETF Shares	3,409
Management and Administrative—Admiral Shares	7,954
Management and Administrative—Institutional Shares	2,996
Management and Administrative—Institutional Plus Shares	1,544
Marketing and Distribution—Investor Shares	143
Marketing and Distribution—ETF Shares	490
Marketing and Distribution—Admiral Shares	926
Marketing and Distribution—Institutional Shares	250
Marketing and Distribution—Institutional Plus Shares	62
Custodian Fees	109
Shareholders’ Reports—Investor Shares	33
Shareholders’ Reports—ETF Shares	475
Shareholders’ Reports—Admiral Shares	199
Shareholders’ Reports—Institutional Shares	81
Shareholders’ Reports—Institutional Plus Shares	36
Trustees’ Fees and Expenses	25
Total Expenses	23,306
Net Investment Income	729,681
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	2,376,568
Futures Contracts	43,830
Swap Contracts	24,480
Realized Net Gain (Loss)	2,444,878
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	15,848,510
Futures Contracts	15,917
Swap Contracts	1,863
Change in Unrealized Appreciation (Depreciation)	15,866,290
Net Increase (Decrease) in Net Assets Resulting from Operations	19,040,849

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $6,912,000, $37,000, and $131,000, respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $3,636,691,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund. See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	729,681	1,571,870
Realized Net Gain (Loss)	2,444,878	2,601,958
Change in Unrealized Appreciation (Depreciation)	15,866,290	(13,063,674)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,040,849	(8,889,846)
Distributions
Net Investment Income
Investor Shares	(19,884)	(54,870)
ETF Shares	(174,305)	(379,651)
Admiral Shares	(281,119)	(622,912)
Institutional Shares	(132,361)	(299,399)
Institutional Plus Shares	(92,485)	(207,758)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(700,154)	(1,564,590)
Capital Share Transactions
Investor Shares	(607,412)	(637,108)
ETF Shares	319,709	1,893,336
Admiral Shares	652,675	1,163,012
Institutional Shares	(122,235)	281,374
Institutional Plus Shares	(131,235)	29,603
Net Increase (Decrease) from Capital Share Transactions	111,502	2,730,217
Total Increase (Decrease)	18,452,197	(7,724,219)
Net Assets
Beginning of Period	87,008,447	94,732,666
End of Period	105,460,644	87,008,447

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$37.71	$42.23	$35.92	$32.79	$33.72	$30.02
Investment Operations
Net Investment Income	.285	1.640	1.520	1.472	.444	.387
Net Realized and Unrealized Gain (Loss) on Investments	7.919	(4.528)	6.313	3.138	(.939)	3.697
Total from Investment Operations	8.204	(3.888)	6.833	3.610	(.495)	4.084
Distributions
Dividends from Net Investment Income	(.274)	(.632)	(.523)	(.480)	(.435)	(.384)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.274)	(.632)	(.523)	(.480)	(.435)	(.384)
Net Asset Value, End of Period	$45.64	$37.71	$42.23	$35.92	$32.79	$33.72

Total Return[2]	21.78%	-9.34%	19.12%	11.07%	-1.46%	13.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,050	$3,043	$4,047	$4,138	$4,140	$4,607
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.18%	0.20%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.49%	1.34%	1.42%	1.35%	1.30%
Portfolio Turnover Rate[3]	13%	16%	14%	15%	15%	11%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2019		2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$138.08		$154.65		$131.55		$120.07	$123.50	$109.96
Investment Operations
Net Investment Income	1.157	1	2.535	1	2.112	1	1.877	1.793	1.609
Net Realized and Unrealized Gain (Loss) on Investments	29.000		(16.584)		23.076		11.510	(3.457)	13.524
Total from Investment Operations	30.157		(14.049)		25.188		13.387	(1.664)	15.133
Distributions
Dividends from Net Investment Income	(1.117)		(2.521)		(2.088)		(1.907)	(1.766)	(1.593)
Distributions from Realized Capital Gains	—		—		—		—	—	—
Total Distributions	(1.117)		(2.521)		(2.088)		(1.907)	(1.766)	(1.593)
Net Asset Value, End of Period	$167.12		$138.08		$154.65		$131.55	$120.07	$123.50

Total Return	21.86%		-9.21%		19.25%		11.23%	-1.34%	13.76%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,156		$21,261		$21,937		$16,544	$12,984	$9,879
Ratio of Total Expenses to Average Net Assets	0.04%		0.04%		0.05%		0.06%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.54%		1.62%		1.46%		1.54%	1.47%	1.44%
Portfolio Turnover Rate[2]	13%		16%		14%		15%	15%	11%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2019		2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$171.04		$191.55		$162.94		$148.72	$152.97	$136.19
Investment Operations
Net Investment Income	1.435	1	3.135	1	2.606	1	2.325	2.214	1.987
Net Realized and Unrealized Gain (Loss) on Investments	35.907		(20.539)		28.591		14.257	(4.284)	16.759
Total from Investment Operations	37.342		(17.404)		31.197		16.582	(2.070)	18.746
Distributions
Dividends from Net Investment Income	(1.372)		(3.106)		(2.587)		(2.362)	(2.180)	(1.966)
Distributions from Realized Capital Gains	—		—		—		—	—	—
Total Distributions	(1.372)		(3.106)		(2.587)		(2.362)	(2.180)	(1.966)
Net Asset Value, End of Period	$207.01		$171.04		$191.55		$162.94	$148.72	$152.97

Total Return[2]	21.86%		-9.23%		19.25%		11.22%	-1.34%	13.76%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,742		$34,754		$37,778		$29,854	$25,061	$22,125
Ratio of Total Expenses to Average Net Assets	0.05%		0.05%		0.05%		0.06%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.53%		1.61%		1.46%		1.54%	1.47%	1.44%
Portfolio Turnover Rate[3]	13%		16%		14%		15%	15%	11%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$37.78	$42.32	$35.99	$32.85	$33.79	$30.08
Investment Operations
Net Investment Income	.319	1.697	1.580	1.516	.492	.442
Net Realized and Unrealized Gain (Loss) on Investments	7.936	(4.547)	6.325	3.148	(.947)	3.704
Total from Investment Operations	8.255	(3.850)	6.905	3.664	(.455)	4.146
Distributions
Dividends from Net Investment Income	(.305)	(.690)	(.575)	(.524)	(.485)	(.436)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.305)	(.690)	(.575)	(.524)	(.485)	(.436)
Net Asset Value, End of Period	$45.73	$37.78	$42.32	$35.99	$32.85	$33.79

Total Return	21.88%	-9.24%	19.29%	11.23%	-1.33%	13.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,861	$16,524	$18,222	$14,540	$12,278	$11,172
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.54%	1.62%	1.47%	1.55%	1.48%	1.45%
Portfolio Turnover Rate[2]	13%	16%	14%	15%	15%	11%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Plus Shares

	Six Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2019		2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$186.34		$208.69		$177.51		$162.03	$166.65	$148.37
Investment Operations
Net Investment Income	1.585	1	3.464	1	2.856	1	2.564	2.461	2.210
Net Realized and Unrealized Gain (Loss) on Investments	39.122		(22.388)		31.179		15.524	(4.657)	18.256
Total from Investment Operations	40.707		(18.924)		34.035		18.088	(2.196)	20.466
Distributions
Dividends from Net Investment Income	(1.517)		(3.426)		(2.855)		(2.608)	(2.424)	(2.186)
Distributions from Realized Capital Gains	—		—		—		—	—	—
Total Distributions	(1.517)		(3.426)		(2.855)		(2.608)	(2.424)	(2.186)
Net Asset Value, End of Period	$225.53		$186.34		$208.69		$177.51	$162.03	$166.65

Total Return	21.88%		-9.21%		19.28%		11.24%	-1.30%	13.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,652		$11,426		$12,749		$11,415	$11,260	$11,144
Ratio of Total Expenses to Average Net Assets	0.03%		0.03%		0.03%		0.04%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.55%		1.63%		1.48%		1.56%	1.50%	1.47%
Portfolio Turnover Rate[2]	13%		16%		14%		15%	15%	11%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Mid-Cap Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Mid-Cap Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Mid-Cap Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the fund had contributed to Vanguard capital in the amount of $4,962,000, representing 0.00% of the fund’s net assets and 1.98% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	104,832,871	—	—
Temporary Cash Investments	1,045,497	20,403	—
Futures Contracts—Assets[1]	3,347	—	—
Swap Contracts—Assets	—	4,711	—
Swap Contracts—Liabilities	—	(2,848)	—
Total	105,881,715	22,266	—

1 Represents variation margin on the last day of the reporting period.

Mid-Cap Index Fund

D.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	75,328,404
Gross Unrealized Appreciation	34,309,673
Gross Unrealized Depreciation	(3,730,971)
Net Unrealized Appreciation (Depreciation)	30,578,702

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the fund had available capital losses totaling $3,231,710,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.   During the six months ended June 30, 2019, the fund purchased $11,968,720,000 of investment securities and sold $12,143,479,000 of investment securities, other than temporary cash investments. Purchases and sales include $5,406,942,000 and $5,980,169,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2019, such purchases and sales were $414,047,000 and $2,452,899,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Mid-Cap Index Fund

F.            Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	103,325	2,390	460,927	10,697
Issued in Lieu of Cash Distributions	18,776	427	51,976	1,246
Redeemed[1]	(729,513)	(16,692)	(1,150,011)	(27,085)
Net Increase (Decrease)—Investor Shares	(607,412)	(13,875)	(637,108)	(15,142)
ETF Shares
Issued	6,262,002	39,160	7,020,300	44,451
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,942,293)	(36,625)	(5,126,964)	(32,325)
Net Increase (Decrease)—ETF Shares	319,709	2,535	1,893,336	12,126
Admiral Shares
Issued[1]	3,792,250	19,341	6,872,425	35,591
Issued in Lieu of Cash Distributions	248,876	1,245	554,067	2,934
Redeemed	(3,388,451)	(17,300)	(6,263,480)	(32,554)
Net Increase (Decrease)—Admiral Shares	652,675	3,286	1,163,012	5,971
Institutional Shares
Issued	1,525,472	35,322	3,474,371	81,423
Issued in Lieu of Cash Distributions	123,578	2,798	279,478	6,699
Redeemed	(1,771,285)	(41,149)	(3,472,475)	(81,398)
Net Increase (Decrease)—Institutional Shares	(122,235)	(3,029)	281,374	6,724
Institutional Plus Shares
Issued	1,066,175	5,078	1,225,456	5,922
Issued in Lieu of Cash Distributions	91,040	418	204,431	993
Redeemed	(1,288,450)	(6,281)	(1,400,284)	(6,687)
Net Increase (Decrease)— Institutional Plus Shares	(131,235)	(785)	29,603	228

1   In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include $385,857,000 from the conversion during the six months ended June 30, 2019.

G.   Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Mid-Cap Growth Index Fund

Sector Diversification

As of June 30, 2019

Basic Materials	0.8%
Consumer Goods	6.2
Consumer Services	8.8
Financials	16.9
Health Care	11.6
Industrials	26.2
Oil & Gas	5.7
Technology	23.2
Telecommunications	0.4
Utilities	0.2

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Mid-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Shares	Market Value• ($000)
Common Stocks (99.7%)[1]
Basic Materials (0.8%)
	CF Industries Holdings Inc.	1,407,977	65,767
	FMC Corp.	419,129	34,767
*	Axalta Coating Systems Ltd.	338,448	10,075
	Steel Dynamics Inc.	4,477	135
			110,744
Consumer Goods (6.1%)
*	Lululemon Athletica Inc.	703,903	126,850
	McCormick & Co. Inc.	779,681	120,858
	Church & Dwight Co. Inc.	1,567,669	114,534
*	Take-Two Interactive Software Inc.	716,577	81,353
*	NVR Inc.	20,594	69,407
	Lamb Weston Holdings Inc.	931,325	59,009
*	Wayfair Inc.	387,317	56,548
	Fortune Brands Home & Security Inc.	890,686	50,885
*	LKQ Corp.	1,899,399	50,543
*	WABCO Holdings Inc.	326,206	43,255
	Hormel Foods Corp.	852,413	34,557
*	Under Armour Inc. Class A	1,197,311	30,352
*	Under Armour Inc. Class C	1,236,046	27,440
	Polaris Industries Inc.	1,178	108
			865,699
Consumer Services (8.8%)
*	Dollar Tree Inc.	1,518,160	163,035
*	Chipotle Mexican Grill Inc. Class A	176,442	129,311
*	Ulta Beauty Inc.	353,610	122,664
	Expedia Group Inc.	736,002	97,910
*	Copart Inc.	1,240,589	92,722
	Tractor Supply Co.	768,183	83,578
	Domino’s Pizza Inc.	261,722	72,832
	Wynn Resorts Ltd.	582,702	72,249
	FactSet Research Systems Inc.	243,458	69,765
*	Live Nation Entertainment Inc.	875,756	58,019
*	CarMax Inc.	529,145	45,946
	Rollins Inc.	1,042,487	37,394
*	Norwegian Cruise Line Holdings Ltd.	690,324	37,022
	Tiffany & Co.	367,223	34,387
	Vail Resorts Inc.	127,969	28,560
*	Altice USA Inc. Class A	1,086,963	26,468
*,^	Lyft Inc. Class A	264,761	17,397
*	TripAdvisor Inc.	341,541	15,810
*,^	Chewy Inc.	296,386	10,374
*,^	Carvana Co. Class A	147,986	9,262
	Hyatt Hotels Corp. Class A	116,459	8,866
*	GrubHub Inc.	1,850	144
			1,233,715
Financials (16.8%)
*	SBA Communications Corp. Class A	721,067	162,125
	Digital Realty Trust Inc.	1,326,045	156,195
*	IHS Markit Ltd.	2,401,929	153,051
	Realty Income Corp.	2,014,444	138,936
	MSCI Inc. Class A	512,161	122,299
	Essex Property Trust Inc.	418,437	122,154
*	CBRE Group Inc. Class A	2,034,183	104,354
	Equifax Inc.	769,282	104,038
	First Republic Bank	1,061,062	103,613
	Alexandria Real Estate Equities Inc.	719,071	101,454
	Moody’s Corp.	516,419	100,862
*	Markel Corp.	83,760	91,265
	AvalonBay Communities Inc.	443,790	90,169
	Mid-America Apartment Communities Inc.	725,844	85,475
	Extra Space Storage Inc.	770,919	81,794
*	SVB Financial Group	331,268	74,399
	Cboe Global Markets Inc.	710,792	73,659

Mid-Cap Growth Index Fund

		Shares	Market Value• ($000)
	Invitation Homes Inc.	2,676,572	71,545
	Regency Centers Corp.	1,066,355	71,169
	Vornado Realty Trust	1,092,755	70,046
	E*TRADE Financial Corp.	1,557,887	69,482
	Federal Realty Investment Trust	476,929	61,409
	Iron Mountain Inc.	1,826,406	57,166
	Arthur J Gallagher & Co.	589,739	51,655
	SEI Investments Co.	825,795	46,327
			2,364,641
Health Care (11.6%)
*	IQVIA Holdings Inc.	1,067,472	171,756
*	IDEXX Laboratories Inc.	547,607	150,773
*	Centene Corp.	2,500,306	131,116
*	Align Technology Inc.	458,621	125,525
	ResMed Inc.	912,995	111,413
	Cooper Cos. Inc.	314,371	105,909
*	Incyte Corp.	1,160,278	98,577
*	BioMarin Pharmaceutical Inc.	1,140,148	97,654
	Teleflex Inc.	293,850	97,308
*	WellCare Health Plans Inc.	320,322	91,314
*	DexCom Inc.	579,634	86,852
*	Varian Medical Systems Inc.	578,958	78,814
*	ABIOMED Inc.	272,930	71,096
*	Alnylam Pharmaceuticals Inc.	678,187	49,209
*	Jazz Pharmaceuticals plc	342,872	48,880
*	Exact Sciences Corp.	408,473	48,216
*	Seattle Genetics Inc.	667,618	46,206
*	Nektar Therapeutics Class A	558,443	19,869
*	Edwards Lifesciences Corp.	4,251	785
*	Alkermes plc	3,200	72
			1,631,344
Industrials (26.2%)
*	Fiserv Inc.	2,498,895	227,799
	Amphenol Corp. Class A	1,901,975	182,475
	Waste Connections Inc.	1,678,866	160,466
	Global Payments Inc.	1,000,805	160,259
*	FleetCor Technologies Inc.	548,781	154,125
*	TransDigm Group Inc.	304,724	147,425
	Verisk Analytics Inc. Class A	989,960	144,990
	Cintas Corp.	565,715	134,239
*	Mettler-Toledo International Inc.	157,933	132,664
	AMETEK Inc.	1,450,619	131,774
	Total System Services Inc.	1,013,930	130,057
*	CoStar Group Inc.	232,663	128,909
*	Worldpay Inc. Class A	996,751	122,152
	Roper Technologies Inc.	332,700	121,855
	Fastenal Co.	3,645,886	118,819
	Vulcan Materials Co.	841,036	115,483
	Xylem Inc.	1,141,916	95,510
	Broadridge Financial Solutions Inc.	739,444	94,412
	Martin Marietta Materials Inc.	397,823	91,543
*	Waters Corp.	420,481	90,504
	TransUnion	1,192,480	87,659
	Expeditors International of Washington Inc.	1,095,070	83,072
	Kansas City Southern	640,462	78,021
*	Square Inc.	1,069,928	77,602
	Masco Corp.	1,869,056	73,342
	Wabtec Corp.	1,017,941	73,047
*	Trimble Inc.	1,601,895	72,262
	Old Dominion Freight Line Inc.	463,882	69,239
	JB Hunt Transport Services Inc.	553,878	50,630
*	Sensata Technologies Holding plc	1,029,192	50,430
	Robert Half International Inc.	717,112	40,883
*	IPG Photonics Corp.	219,910	33,921
*	United Rentals Inc.	250,303	33,198
	Jack Henry & Associates Inc.	245,777	32,914
	Packaging Corp. of America	302,765	28,860
	Cognex Corp.	519,190	24,911
	HEICO Corp. Class A	226,529	23,416
	AO Smith Corp.	449,318	21,190
	HEICO Corp.	128,658	17,216
*,^	XPO Logistics Inc.	295,319	17,072
^	ADT Inc.	363,669	2,226
	CH Robinson Worldwide Inc.	2,825	238
	Snap-on Inc.	1,149	190
			3,676,999
Oil & Gas (5.7%)
	ONEOK Inc.	2,627,910	180,826
	Concho Resources Inc.	1,277,162	131,778
	Diamondback Energy Inc.	1,048,447	114,249
*	Cheniere Energy Inc.	1,474,994	100,963
	Apache Corp.	2,393,529	69,340
	Cabot Oil & Gas Corp.	2,695,320	61,885
	Targa Resources Corp.	1,479,974	58,104
	Noble Energy Inc.	1,523,114	34,118

Mid-Cap Growth Index Fund

		Shares	Market Value• ($000)
*	Continental Resources Inc.	599,762	25,244
	Cimarex Energy Co.	324,735	19,266
	Helmerich & Payne Inc.	2,127	108
			795,881
Technology (23.1%)
*	Red Hat Inc.	1,075,134	201,867
	Xilinx Inc.	1,616,666	190,637
*	Advanced Micro Devices Inc.	6,195,045	188,143
*	Twitter Inc.	4,649,085	162,253
	Cerner Corp.	1,968,303	144,277
*	VeriSign Inc.	682,975	142,851
	Harris Corp.	752,112	142,247
*	Veeva Systems Inc. Class A	813,702	131,909
	Microchip Technology Inc.	1,508,779	130,811
*	Cadence Design Systems Inc.	1,789,354	126,704
*	Splunk Inc.	955,961	120,212
*	Palo Alto Networks Inc.	580,477	118,278
*	ANSYS Inc.	534,350	109,446
*	IAC/InterActiveCorp	498,556	108,451
*	Twilio Inc. Class A	709,370	96,723
*	Arista Networks Inc.	341,470	88,652
*	Gartner Inc.	544,943	87,703
	Skyworks Solutions Inc.	1,099,579	84,964
*	Akamai Technologies Inc.	992,523	79,541
	SS&C Technologies Holdings Inc.	1,369,103	78,874
*	GoDaddy Inc. Class A	1,118,046	78,431
	Citrix Systems Inc.	796,027	78,122
*	Fortinet Inc.	924,360	71,019
*	Snap Inc.	4,404,809	62,989
*	Synopsys Inc.	474,118	61,014
	KLA-Tencor Corp.	514,550	60,820
*	F5 Networks Inc.	380,049	55,347
*	Black Knight Inc.	906,245	54,511
*	Okta Inc.	328,595	40,585
*	Paycom Software Inc.	157,298	35,663
*	Dropbox Inc. Class A	1,155,377	28,942
*	Slack Technologies Inc. Class A	615,045	23,064
^	Match Group Inc.	339,930	22,867
	CDK Global Inc.	389,842	19,274
*	Pinterest Inc. Class A	548,680	14,935
*	Crowdstrike Holdings Inc. Class A	114,764	7,837
*	Autodesk Inc.	4,502	733
			3,250,696
Telecommunications (0.4%)
*	Zayo Group Holdings Inc.	1,275,555	41,978
*,^	Zoom Video Communications Inc. Class A	122,128	10,844
			52,822
Utilities (0.2%)
	NRG Energy Inc.	808,419	28,392
Total Common Stocks (Cost $10,468,715)			14,010,933
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
2,3	Vanguard Market Liquidity Fund, 2.499%	933,124	93,331

		Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill, 2.385%, 8/1/19	1,900	1,897
Total Temporary Cash Investments (Cost $95,215)			95,228
Total Investments (100.4%) (Cost $10,563,930)			14,106,161

Amount ($000)
Other Assets and Liabilities (-0.4%)
Other Assets
Investment in Vanguard	661
Receivables for Accrued Income	6,893
Receivables for Capital Shares Issued	10,450
Variation Margin Receivable—Futures Contracts	205
Other Assets	87
Total Other Assets	18,296
Liabilities
Payables for Investment Securities Purchased	(5,035)
Collateral for Securities on Loan	(55,228)
Payables for Capital Shares Redeemed	(4,826)
Payables for Distributions	(11,485)
Payables to Vanguard	(2,099)
Total Liabilities	(78,673)
Net Assets (100%)	14,045,784

Mid-Cap Growth Index Fund

At June 30, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	11,380,714
Total Distributable Earnings (Loss)	2,665,070
Net Assets	14,045,784

Investor Shares—Net Assets
Applicable to 6,303,427 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	370,243
Net Asset Value Per Share—Investor Shares	$58.74

ETF Shares—Net Assets
Applicable to 42,822,733 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,395,688
Net Asset Value Per Share—ETF Shares	$149.35

Admiral Shares—Net Assets
Applicable to 113,230,123 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,279,853
Net Asset Value Per Share—Admiral Shares	$64.29

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $54,114,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.5%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $55,228,000 of collateral received for securities on loan.

4 Securities with a value of $1,273,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2019	67	13,065	306
E-mini S&P 500 Index	September 2019	78	11,482	86
				392

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Operations

Six Months Ended June 30, 2019
($000)
Investment Income
Income
Dividends	51,633
Interest[1]	454
Securities Lending—Net	231
Total Income	52,318
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,203
Management and Administrative—Investor Shares	332
Management and Administrative—ETF Shares	1,233
Management and Administrative—Admiral Shares	1,444
Marketing and Distribution—Investor Shares	23
Marketing and Distribution—ETF Shares	108
Marketing and Distribution—Admiral Shares	181
Custodian Fees	23
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—ETF Shares	147
Shareholders’ Reports—Admiral Shares	45
Trustees’ Fees and Expenses	3
Total Expenses	4,748
Net Investment Income	47,570
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	528,919
Futures Contracts	3,292
Realized Net Gain (Loss)	532,211
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	2,204,678
Futures Contracts	1,152
Change in Unrealized Appreciation (Depreciation)	2,205,830
Net Increase (Decrease) in Net Assets Resulting from Operations	2,785,611

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $431,000, $9,000, and $9,000, respectively. Purchases and sales are for temporary cash investment purposes.

2 Includes $688,312,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	47,570	92,032
Realized Net Gain (Loss)	532,211	391,460
Change in Unrealized Appreciation (Depreciation)	2,205,830	(1,155,239)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,785,611	(671,747)
Distributions
Net Investment Income
Investor Shares	(1,132)	(3,034)
ETF Shares	(21,025)	(41,585)
Admiral Shares	(23,746)	(46,318)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(45,903)	(90,937)
Capital Share Transactions
Investor Shares	(127,746)	(65,592)
ETF Shares	186,398	175,603
Admiral Shares	342,765	273,260
Net Increase (Decrease) from Capital Share Transactions	401,417	383,271
Total Increase (Decrease)	3,141,125	(379,413)
Net Assets
Beginning of Period	10,904,659	11,284,072
End of Period	14,045,784	10,904,659

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Six Months Ended June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$47.02	$50.21	$41.52	$39.22	$39.94	$35.46
Investment Operations
Net Investment Income	.166	1.333	1.304	1.290	.268	.258
Net Realized and Unrealized Gain (Loss) on Investments	11.712	(3.193)	8.692	2.299	(.719)	4.476
Total from Investment Operations	11.878	(2.860)	8.996	2.589	(.451)	4.734
Distributions
Dividends from Net Investment Income	(.158)	(.330)	(.306)	(.289)	(.269)	(.254)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.158)	(.330)	(.306)	(.289)	(.269)	(.254)
Net Asset Value, End of Period	$58.74	$47.02	$50.21	$41.52	$39.22	$39.94
Total Return[2]	25.27%	-5.74%	21.72%	6.62%	-1.13%	13.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$370	$405	$495	$460	$542	$562
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.20%	0.23%
Ratio of Net Investment Income to Average Net Assets	0.67%	0.64%	0.67%	0.74%	0.70%	0.79%
Portfolio Turnover Rate[3]	11%	25%	23%	21%	23%	17%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Six Months Ended June 30,		Year Ended December 31,
Throughout Each Period	2019		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$119.58		$127.67	$105.60	$99.75	$101.57	$90.20
Investment Operations
Net Investment Income	.516	1	1.016	1.932	1.863	.805	.816
Net Realized and Unrealized Gain (Loss) on Investments	29.751		(8.101)	22.058	5.848	(1.815)	11.359
Total from Investment Operations	30.267		(7.085)	22.990	6.711	(1.010)	12.175
Distributions
Dividends from Net Investment Income	(.497)		(1.005)	(.920)	(.861)	(.810)	(.805)
Distributions from Realized Capital Gains	—		—	—	—	—	—
Total Distributions	(.497)		(1.005)	(.920)	(.861)	(.810)	(.805)
Net Asset Value, End of Period	$149.35		$119.58	$127.67	$105.60	$99.75	$101.57
Total Return	25.32%		-5.60%	21.83%	6.75%	-1.00%	13.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,396		$4,956	$5,130	$3,576	$3,302	$2,716
Ratio of Total Expenses to Average Net Assets	0.07%		0.07%	0.07%	0.07%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.79%		0.76%	0.79%	0.86%	0.82%	0.93%
Portfolio Turnover Rate[2]	11%		25%	23%	21%	23%	17%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Six Months Ended June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$51.48	$54.96	$45.46	$42.94	$43.72	$38.83
Investment Operations
Net Investment Income	.224	1.437	1.400	1.370	.349	.350
Net Realized and Unrealized Gain (Loss) on Investments	12.800	(3.485)	9.496	2.519	(.777)	4.886
Total from Investment Operations	13.024	(3.048)	9.896	2.889	(.428)	5.236
Distributions
Dividends from Net Investment Income	(.214)	(.432)	(.396)	(.369)	(.352)	(.346)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.214)	(.432)	(.396)	(.369)	(.352)	(.346)
Net Asset Value, End of Period	$64.29	$51.48	$54.96	$45.46	$42.94	$43.72
Total Return[2]	25.32%	-5.60%	21.83%	6.75%	-0.98%	13.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,280	$5,544	$5,659	$3,923	$3,319	$2,264
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.79%	0.76%	0.79%	0.86%	0.82%	0.93%
Portfolio Turnover Rate[3]	11%	25%	23%	21%	23%	17%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Mid-Cap Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

Mid-Cap Growth Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the fund had contributed to Vanguard capital in the amount of $661,000, representing 0.00% of the fund’s net assets and 0.26% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Mid-Cap Growth Index Fund

The following table summarizes the market value of the fund’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	14,010,933	—	—
Temporary Cash Investments	93,331	1,897	—
Futures Contracts—Assets[1]	205	—	—
Total	14,104,469	1,897	—

1 Represents variation margin on the last day of the reporting period.

D.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	10,563,930
Gross Unrealized Appreciation	3,965,579
Gross Unrealized Depreciation	(422,956)
Net Unrealized Appreciation (Depreciation)	3,542,623

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the fund had available capital losses totaling $722,181,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.   During the six months ended June 30, 2019, the fund purchased $2,325,363,000 of investment securities and sold $1,924,982,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,349,754,000 and $1,246,929,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2019, such purchases and sales were $70,669,000 and $413,080,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Mid-Cap Growth Index Fund

F.   Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	31,952	581	118,555	2,262
Issued in Lieu of Cash Distributions	1,086	19	2,914	57
Redeemed[1]	(160,784)	(2,899)	(187,061)	(3,566)
Net Increase (Decrease)—Investor Shares	(127,746)	(2,299)	(65,592)	(1,247)
ETF Shares
Issued	1,434,721	10,025	1,459,320	10,767
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,248,323)	(8,650)	(1,283,717)	(9,500)
Net Increase (Decrease)—ETF Shares	186,398	1,375	175,603	1,267
Admiral Shares
Issued[1]	1,004,338	16,558	1,646,436	28,824
Issued in Lieu of Cash Distributions	21,480	347	42,295	757
Redeemed	(683,053)	(11,371)	(1,415,471)	(24,858)
Net Increase (Decrease)—Admiral Shares	342,765	5,534	273,260	4,723

1   In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include $103,277,000 from the conversion during the six months ended June 30, 2019.

G.   Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Mid-Cap Value Index Fund

Sector Diversification

As of June 30, 2019

Basic Materials	6.3%
Consumer Goods	11.8
Consumer Services	14.1
Financials	24.3
Health Care	6.0
Industrials	12.5
Oil & Gas	3.6
Technology	8.2
Telecommunications	0.5
Utilities	12.7

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Mid-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Shares	Market Value• ($000)
Common Stocks (99.5%)[1]
Basic Materials (6.3%)
	Newmont Goldcorp Corp.	7,256,873	279,172
	Freeport-McMoRan Inc.	12,375,306	143,677
^	International Flavors & Fragrances Inc.	958,076	139,007
	Celanese Corp. Class A	1,136,985	122,567
	Avery Dennison Corp.	758,069	87,693
	Eastman Chemical Co.	1,121,666	87,299
	Mosaic Co.	3,117,926	78,042
	Nucor Corp.	1,367,505	75,350
	Albemarle Corp.	951,489	66,994
	FMC Corp.	591,139	49,035
	Reliance Steel & Aluminum Co.	286,993	27,155
	Westlake Chemical Corp.	346,427	24,063
*	Axalta Coating Systems Ltd.	474,390	14,123
*	Alcoa Corp.	600	14
			1,194,191
Consumer Goods (11.7%)
	Clorox Co.	1,143,762	175,121
	DR Horton Inc.	3,183,572	137,307
	Genuine Parts Co.	1,246,068	129,068
	Lennar Corp. Class A	2,573,482	124,711
	Conagra Brands Inc.	4,363,504	115,720
	Hasbro Inc.	1,073,618	113,460
	JM Smucker Co.	970,363	111,776
	Tyson Foods Inc. Class A	1,323,664	106,873
	Garmin Ltd.	1,193,375	95,231
	Aptiv plc	1,157,687	93,576
	Molson Coors Brewing Co. Class B	1,585,595	88,793
	Tapestry Inc.	2,605,407	82,670
	Whirlpool Corp.	568,789	80,973
	BorgWarner Inc.	1,861,250	78,135
	Lear Corp.	559,100	77,866
*	Mohawk Industries Inc.	520,282	76,726
	PulteGroup Inc.	2,239,821	70,823
	Campbell Soup Co.	1,757,618	70,428
	Bunge Ltd.	1,206,942	67,239
	PVH Corp.	673,911	63,779
	Newell Brands Inc.	3,415,434	52,666
	Ralph Lauren Corp. Class A	445,256	50,577
^	Hormel Foods Corp.	1,202,575	48,752
	Coty Inc. Class A	2,699,013	36,167
	Hanesbrands Inc.	1,624,162	27,968
	Harley-Davidson Inc.	714,765	25,610
*	Capri Holdings Ltd.	644,289	22,344
*	Levi Strauss & Co. Class A	359,700	7,511
	Lennar Corp. Class B	122,627	4,722
	Ingredion Inc.	210	17
			2,236,609
Consumer Services (14.0%)
	Royal Caribbean Cruises Ltd.	1,506,097	182,554
	Omnicom Group Inc.	1,927,074	157,924
	Best Buy Co. Inc.	2,045,001	142,598
*	Liberty Broadband Corp.	1,302,195	135,715
	Darden Restaurants Inc.	1,104,320	134,429
*	AutoZone Inc.	111,743	122,858
	AmerisourceBergen Corp. Class A	1,415,034	120,646
	American Airlines Group Inc.	3,593,910	117,197
	MGM Resorts International	4,100,615	117,155
	Viacom Inc. Class B	3,161,191	94,425
	Advance Auto Parts Inc.	611,985	94,331
*	United Continental Holdings Inc.	1,008,614	88,304
*	Discovery Communications Inc.	3,075,892	87,509
	Aramark	2,212,934	79,798
	Interpublic Group of Cos. Inc.	3,475,586	78,513
*	DISH Network Corp. Class A	1,968,359	75,605
	Nielsen Holdings plc	3,192,328	72,147
	Alaska Air Group Inc.	1,108,373	70,836

Mid-Cap Value Index Fund

		Shares	Market Value• ($000)
	Kohl’s Corp.	1,465,242	69,672
*	CarMax Inc.	746,214	64,794
	Macy’s Inc.	2,773,904	59,528
	News Corp. Class A	4,180,555	56,396
	L Brands Inc.	2,100,696	54,828
*	Liberty Media Corp-Liberty SiriusXM Class C	1,419,893	53,927
*	Norwegian Cruise Line Holdings Ltd.	966,434	51,830
	Tiffany & Co.	517,907	48,497
	Gap Inc.	2,552,661	45,871
*	Discovery Communications Inc. Class A	1,346,581	41,340
*	Altice USA Inc. Class A	1,544,330	37,604
*	Liberty Media Corp-Liberty SiriusXM Class A	738,601	27,926
*	Liberty Broadband Corp. Class A	224,646	23,103
*	Qurate Retail Group Inc. QVC Group Class A	1,800,509	22,308
	Nordstrom Inc.	486,370	15,496
	Hyatt Hotels Corp. Class A	162,901	12,402
	News Corp. Class B	378,120	5,279
	Viacom Inc. Class A	101,139	3,449
			2,666,794
Financials (24.2%)
	M&T Bank Corp.	1,165,531	198,222
	Hartford Financial Services Group Inc.	3,246,234	180,880
	KeyCorp	9,054,470	160,717
	Citizens Financial Group Inc.	4,116,029	145,543
	Principal Financial Group Inc.	2,501,353	144,878
	Cincinnati Financial Corp.	1,392,493	144,360
	HCP Inc.	4,292,263	137,267
	Regions Financial Corp.	9,098,858	135,937
	Huntington Bancshares Inc.	9,396,989	129,866
*	Arch Capital Group Ltd.	3,444,820	127,734
	Loews Corp.	2,327,233	127,230
	WP Carey Inc.	1,529,578	124,171
	Host Hotels & Resorts Inc.	6,653,201	121,221
	Annaly Capital Management Inc.	13,076,261	119,386
	KKR & Co. Inc. Class A	4,640,308	117,261
	Lincoln National Corp.	1,817,053	117,109
	UDR Inc.	2,530,458	113,592
	Ally Financial Inc.	3,566,537	110,527
	Duke Realty Corp.	3,227,653	102,026
	Comerica Inc.	1,384,389	100,562
	Nasdaq Inc.	1,041,608	100,171
	Raymond James Financial Inc.	1,137,996	96,218
	Fidelity National Financial Inc.	2,344,790	94,495
	Camden Property Trust	868,178	90,629
	Everest Re Group Ltd.	365,785	90,415
	Reinsurance Group of America Inc. Class A	561,791	87,656
	Franklin Resources Inc.	2,499,397	86,979
	Weyerhaeuser Co.	3,295,484	86,803
*	Alleghany Corp.	123,205	83,916
	WR Berkley Corp.	1,233,293	81,311
	AGNC Investment Corp.	4,816,992	81,022
	Torchmark Corp.	888,545	79,489
	VEREIT Inc.	8,740,244	78,750
	Western Union Co.	3,867,833	76,931
	Zions Bancorp NA	1,639,463	75,383
	Invesco Ltd.	3,637,730	74,428
	Arthur J Gallagher & Co.	831,773	72,855
	Voya Financial Inc.	1,294,267	71,573
	Kimco Realty Corp.	3,600,416	66,536
	SL Green Realty Corp.	757,258	60,861
	People’s United Financial Inc.	3,577,248	60,026
*	Athene Holding Ltd. Class A	1,379,465	59,400
	Unum Group	1,712,436	57,452
	AXA Equitable Holdings Inc.	2,646,253	55,307
	Jones Lang LaSalle Inc.	205,533	28,916
	Macerich Co.	634,616	21,253
	Affiliated Managers Group Inc.	230,061	21,198
	Jefferies Financial Group Inc.	1,044,868	20,093
			4,618,555
Health Care (6.0%)
*	Laboratory Corp. of America Holdings	886,145	153,215
	Cardinal Health Inc.	2,676,566	126,066
	Quest Diagnostics Inc.	1,206,682	122,852
	Dentsply Sirona Inc.	2,101,034	122,616
*	Hologic Inc.	2,407,234	115,595
*	Elanco Animal Health Inc.	3,283,800	110,992
*	Henry Schein Inc.	1,338,695	93,575
	Universal Health Services Inc. Class B	707,111	92,200
*	Mylan NV	4,627,183	88,102
*	DaVita Inc.	1,120,703	63,051
	Perrigo Co. plc	1,099,075	52,338
			1,140,602

Mid-Cap Value Index Fund

		Shares	Market Value• ($000)
Industrials (12.4%)
	Willis Towers Watson plc	1,160,542	222,290
	Ball Corp.	3,006,010	210,391
	L3 Technologies Inc.	713,462	174,920
*	Keysight Technologies Inc.	1,689,765	151,758
*	First Data Corp. Class A	4,904,769	132,772
	Dover Corp.	1,305,046	130,766
	WW Grainger Inc.	423,202	113,516
	Textron Inc.	2,090,209	110,865
	Jacobs Engineering Group Inc.	1,226,759	103,526
	CH Robinson Worldwide Inc.	1,225,894	103,404
	Westrock Co.	2,308,225	84,181
	Arconic Inc.	3,223,427	83,229
	Snap-on Inc.	497,349	82,381
	Huntington Ingalls Industries Inc.	354,488	79,668
*	Crown Holdings Inc.	1,215,339	74,257
	Hubbell Inc. Class B	489,488	63,829
	Xerox Corp.	1,714,601	60,714
	Sealed Air Corp.	1,398,213	59,816
	Alliance Data Systems Corp.	423,238	59,308
	Pentair plc	1,543,580	57,421
*	United Rentals Inc.	353,027	46,822
	Packaging Corp. of America	423,975	40,413
	FLIR Systems Inc.	608,047	32,895
	Flowserve Corp.	588,805	31,024
*	Arrow Electronics Inc.	382,752	27,279
	Allison Transmission Holdings Inc.	534,754	24,786
	Xylem Inc.	576	48
	Owens Corning	351	20
	Fluor Corp.	453	15
			2,362,314
Oil & Gas (3.6%)
	Hess Corp.	2,452,378	155,898
	Marathon Oil Corp.	7,344,945	104,372
	Devon Energy Corp.	3,542,200	101,023
	National Oilwell Varco Inc.	3,465,537	77,039
	OGE Energy Corp.	1,797,556	76,504
	HollyFrontier Corp.	1,380,123	63,872
	Baker Hughes a GE Co. Class A	2,314,844	57,015
	Noble Energy Inc.	2,147,258	48,098
			683,821

Technology (8.1%)
	Motorola Solutions Inc.	1,479,771	246,722
	Maxim Integrated Products Inc.	2,446,374	146,342
	CDW Corp.	1,311,294	145,554
	NetApp Inc.	2,217,829	136,840
	Marvell Technology Group Ltd.	5,641,909	134,672
	Western Digital Corp.	2,499,545	118,853
	Symantec Corp.	5,273,936	114,761
	Seagate Technology plc	2,237,469	105,429
*	Synopsys Inc.	673,540	86,678
	KLA-Tencor Corp.	725,677	85,775
	Juniper Networks Inc.	3,092,042	82,341
*	Qorvo Inc.	1,069,985	71,272
	DXC Technology Co.	1,203,692	66,384
*	Dell Technologies Inc.	6,923	352
			1,541,975
Telecommunications (0.5%)
	CenturyLink Inc.	8,811,838	103,627

Utilities (12.7%)
	WEC Energy Group Inc.	2,832,618	236,155
	Eversource Energy	2,883,440	218,449
	DTE Energy Co.	1,645,231	210,392
	FirstEnergy Corp.	4,772,329	204,303
	American Water Works Co. Inc.	1,621,045	188,041
	Entergy Corp.	1,705,477	175,545
	Ameren Corp.	2,203,842	165,531
	CMS Energy Corp.	2,548,098	147,560
	Evergy Inc.	2,269,247	136,495
	CenterPoint Energy Inc.	4,502,919	128,919
*	PG&E Corp.	4,752,245	108,922
	Alliant Energy Corp.	2,131,837	104,631
	AES Corp.	5,960,248	99,894
	NiSource Inc.	3,350,450	96,493
	Pinnacle West Capital Corp.	1,008,249	94,866
	Vistra Energy Corp.	3,471,641	78,598
	Avangrid Inc.	554,972	28,026
			2,422,820
Total Common Stocks (Cost $16,100,552)			18,971,308
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 2.499%	784,492	78,465

Mid-Cap Value Index Fund

		Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill, 2.396%, 7/11/19	750	749
4	United States Treasury Bill, 2.401%, 7/18/19	800	799
4	United States Treasury Bill, 2.385%, 8/1/19	1,900	1,897
			3,445
Total Temporary Cash Investments (Cost $81,901)			81,910
Total Investments (99.9%) (Cost $16,182,453)			19,053,218

			Amount ($000)
Other Assets and Liabilities (0.1%)
Other Assets
Investment in Vanguard			887
Receivables for Investment Securities Sold			5,830
Receivables for Accrued Income			34,771
Receivables for Capital Shares Issued			68,038
Variation Margin Receivable—Futures Contracts			573
Other Assets[4]			3,004
Total Other Assets			113,103
Liabilities
Payables for Investment Securities Purchased			(26,172)
Collateral for Securities on Loan			(11,346)
Payables for Capital Shares Redeemed			(5,250)
Payables for Distributions			(50,871)
Payables to Vanguard			(2,496)
Total Liabilities			(96,135)
Net Assets (100%)			19,070,186

At June 30, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	17,222,068
Total Distributable Earnings (Loss)	1,848,118
Net Assets	19,070,186

Investor Shares—Net Assets
Applicable to 10,875,707 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	477,115
Net Asset Value Per Share—Investor Shares	$43.87

ETF Shares—Net Assets
Applicable to 83,944,983 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,351,979
Net Asset Value Per Share—ETF Shares	$111.41

Admiral Shares—Net Assets
Applicable to 160,120,217 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,241,092
Net Asset Value Per Share— Admiral Shares	$57.71

•   See Note A in Notes to Financial Statements.

^    Includes partial security positions on loan to broker-dealers.The total value of securities on loan is $11,154,000.

*     Non-income-producing security.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $11,346,000 of collateral received for securities on loan.

4   Securities with a value of $3,445,000 and cash of $1,040,000 have been segregated as initial margin for recently closed futures contracts.

Mid-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2019	548	80,671	857
E-mini S&P Mid-Cap 400 Index	September 2019	87	16,965	398
				1,255

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Dividends	204,229
Interest[1]	567
Securities Lending—Net	917
Total Income	205,713
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,255
Management and Administrative—Investor Shares	428
Management and Administrative—ETF Shares	1,977
Management and Administrative—Admiral Shares	2,145
Marketing and Distribution—Investor Shares	28
Marketing and Distribution—ETF Shares	174
Marketing and Distribution—Admiral Shares	236
Custodian Fees	7
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—ETF Shares	328
Shareholders’ Reports—Admiral Shares	58
Trustees’ Fees and Expenses	5
Total Expenses	6,648
Expenses Paid Indirectly	(6)
Net Expenses	6,642
Net Investment Income	199,071
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	47,400
Futures Contracts	4,681
Realized Net Gain (Loss)	52,081
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	2,694,561
Futures Contracts	3,827
Change in Unrealized Appreciation (Depreciation)	2,698,388
Net Increase (Decrease) in Net Assets Resulting from Operations	2,949,540

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $530,000, $14,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $278,381,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	199,071	430,925
Realized Net Gain (Loss)	52,081	564,147
Change in Unrealized Appreciation (Depreciation)	2,698,388	(3,290,727)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,949,540	(2,295,655)
Distributions
Net Investment Income
Investor Shares	(4,920)	(13,788)
ETF Shares	(94,215)	(213,583)
Admiral Shares	(92,400)	(203,207)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(191,535)	(430,578)
Capital Share Transactions
Investor Shares	(112,781)	(87,519)
ETF Shares	103,612	901,760
Admiral Shares	178,220	884,275
Net Increase (Decrease) from Capital Share Transactions	169,051	1,698,516
Total Increase (Decrease)	2,927,056	(1,027,717)
Net Assets
Beginning of Period	16,143,130	17,170,847
End of Period	19,070,186	16,143,130

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Six Months Ended June 30,		Year Ended December 31,
Throughout Each Period	2019		2018		2017	2016	2015	2014
Net Asset Value, Beginning of Period	$37.50		$43.89		$38.24	$33.86	$35.19	$31.38
Investment Operations
Net Investment Income	.428	1	1.001	1,2	.771	1.675	.658	.539
Net Realized and Unrealized Gain (Loss) on Investments	6.358		(6.415)		5.646	4.396	(1.341)	3.804
Total from Investment Operations	6.786		(5.414)		6.417	5.071	(.683)	4.343
Distributions
Dividends from Net Investment Income	(.416)		(.976)		(.767)	(.691)	(.647)	(.533)
Distributions from Realized Capital Gains	—		—		—	—	—	—
Total Distributions	(.416)		(.976)		(.767)	(.691)	(.647)	(.533)
Net Asset Value, End of Period	$43.87		$37.50		$43.89	$38.24	$33.86	$35.19
Total Return[3]	18.13%		-12.53%		16.91%	15.11%	-1.91%	13.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$477		$508		$682	$666	$588	$628
Ratio of Total Expenses to Average Net Assets	0.19%		0.19%		0.19%	0.19%	0.20%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.17%		2.29%[2]		1.92%	2.02%	2.01%	1.86%
Portfolio Turnover Rate[4]	16%		17%		17%	20%	20%	14%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Net investment income per share and the ratio of net investment income to average net assets include $.111 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Six Months Ended June 30,		Year Ended December 31,
Throughout Each Period	2019		2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$95.22		$111.47		$97.12		$85.99	$89.39	$79.73
Investment Operations
Net Investment Income	1.172	1	2.645	1,2	2.116	1	1.822	1.785	1.504
Net Realized and Unrealized Gain (Loss) on Investments	16.146		(16.278)		14.306		11.170	(3.427)	9.647
Total from Investment Operations	17.318		(13.633)		16.422		12.992	(1.642)	11.151
Distributions
Dividends from Net Investment Income	(1.128)		(2.617)		(2.072)		(1.862)	(1.758)	(1.491)
Distributions from Realized Capital Gains	—		—		—		—	—	—
Total Distributions	(1.128)		(2.617)		(2.072)		(1.862)	(1.758)	(1.491)
Net Asset Value, End of Period	$111.41		$95.22		$111.47		$97.12	$85.99	$89.39
Total Return	18.22%		-12.41%		17.05%		15.26%	-1.80%	13.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,352		$7,898		$8,355		$6,383	$4,351	$3,407
Ratio of Total Expenses to Average Net Assets	0.07%		0.07%		0.07%		0.07%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.29%		2.41%[2]		2.04%		2.14%	2.13%	2.00%
Portfolio Turnover Rate[3]	16%		17%		17%		20%	20%	14%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Net investment income per share and the ratio of net investment income to average net assets include $.282 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Six Months Ended June 30,		Year Ended December 31,
Throughout Each Period	2019		2018		2017	2016	2015	2014
Net Asset Value, Beginning of Period	$49.33		$57.74		$50.31	$44.54	$46.30	$41.30
Investment Operations
Net Investment Income	.609	1	1.385	1,2	1.096	1.942	.924	.780
Net Realized and Unrealized Gain (Loss) on Investments	8.355		(8.439)		7.407	5.791	(1.775)	4.994
Total from Investment Operations	8.964		(7.054)		8.503	6.733	(.851)	5.774
Distributions
Dividends from Net Investment Income	(.584)		(1.356)		(1.073)	(.963)	(.909)	(.774)
Distributions from Realized Capital Gains	—		—		—	—	—	—
Total Distributions	(.584)		(1.356)		(1.073)	(.963)	(.909)	(.774)
Net Asset Value, End of Period	$57.71		$49.33		$57.74	$50.31	$44.54	$46.30
Total Return[3]	18.21%		-12.42%		17.04%	15.26%	-1.80%	13.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,241		$7,738		$8,134	$5,949	$3,884	$2,896
Ratio of Total Expenses to Average Net Assets	0.07%		0.07%		0.07%	0.07%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.29%		2.41%[2]		2.04%	2.14%	2.13%	2.00%
Portfolio Turnover Rate[4]	16%		17%		17%	20%	20%	14%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Net investment income per share and the ratio of net investment income to average net assets include $.146 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Mid-Cap Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

Mid-Cap Value Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.           In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the fund had contributed to Vanguard capital in the amount of $887,000, representing 0.00% of the fund’s net assets and 0.35% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.           The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2019, custodian fee offset arrangements reduced the fund’s expenses by $6,000 (an annual rate of 0.00% of average net assets).

D.           Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Mid-Cap Value Index Fund

The following table summarizes the market value of the fund’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	18,971,308	—	—
Temporary Cash Investments	78,465	3,445	—
Futures Contracts—Assets[1]	573	—	—
Total	19,050,346	3,445	—

1   Represents variation margin on the last day of the reporting period.

E.           As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	16,182,453
Gross Unrealized Appreciation	3,875,156
Gross Unrealized Depreciation	(1,003,136)
Net Unrealized Appreciation (Depreciation)	2,872,020

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the fund had available capital losses totaling $807,369,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.            During the six months ended June 30, 2019, the fund purchased $2,371,455,000 of investment securities and sold $2,206,186,000 of investment securities, other than temporary cash investments. Purchases and sales include $645,336,000 and $753,490,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2019, such purchases and sales were $332,420,000 and $650,675,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Mid-Cap Value Index Fund

G.          Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	31,087	737	129,028	2,954
Issued in Lieu of Cash Distributions	4,692	110	13,124	316
Redeemed[1]	(148,560)	(3,508)	(229,671)	(5,279)
Net Increase (Decrease)—Investor Shares	(112,781)	(2,661)	(87,519)	(2,009)
ETF Shares
Issued	940,195	8,681	2,940,423	26,540
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(836,583)	(7,675)	(2,038,663)	(18,550)
Net Increase (Decrease)—ETF Shares	103,612	1,006	901,760	7,990
Admiral Shares
Issued[1]	1,089,648	19,695	2,549,096	45,288
Issued in Lieu of Cash Distributions	82,225	1,466	182,037	3,336
Redeemed	(993,653)	(17,901)	(1,846,858)	(32,623)
Net Increase (Decrease)—Admiral Shares	178,220	3,260	884,275	16,001

1   In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include $75,768,000 from the conversion during the six months ended June 30, 2019.

H.           Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund, and Vanguard Mid-Cap Value Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q982 082019

Semiannual Report | June 30, 2019 Vanguard U.S. Stock Index Funds Large-Capitalization Portfolios

Vanguard Growth Index Fund

Vanguard Value Index Fund

Vanguard Large-Cap Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Growth Index Fund	3

Value Index Fund	21

Large-Cap Index Fund	39

Trustees Approve Advisory Arrangements	60

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•                  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•                  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended June 30, 2019

	Beginning Account Value 12/31/2018	Ending Account Value 6/30/2019	Expenses Paid During Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$1,223.58	$0.94
ETF Shares	1,000.00	1,224.43	0.22
Admiral™ Shares	1,000.00	1,224.28	0.28
Institutional Shares	1,000.00	1,224.48	0.22
Value Index Fund
Investor Shares	$1,000.00	$1,148.88	$0.91
ETF Shares	1,000.00	1,149.64	0.21
Admiral Shares	1,000.00	1,149.41	0.27
Institutional Shares	1,000.00	1,149.46	0.21
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,185.60	$0.92
ETF Shares	1,000.00	1,186.12	0.22
Admiral Shares	1,000.00	1,186.19	0.27
Institutional Shares	1,000.00	1,186.16	0.22
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.60	0.20
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20
Value Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.60	0.20
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.60	0.20
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares; for the Value Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares; and for the Large-Cap Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Growth Index Fund

Sector Diversification

As of June 30, 2019

Basic Materials	1.6%
Consumer Goods	4.9
Consumer Services	20.7
Financials	12.8
Health Care	8.8
Industrials	13.7
Oil & Gas	2.1
Technology	35.2
Telecommunications	0.2

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

3

Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)[1]
Basic Materials (1.6%)
	Linde plc	3,878,415	778,786
	Ecolab Inc.	1,853,693	365,993
^	International Flavors & Fragrances Inc.	762,388	110,615
	FMC Corp.	940,769	78,037
	CF Industries Holdings Inc.	1,579,786	73,792
	Albemarle Corp.	757,137	53,310
*	Axalta Coating Systems Ltd.	754,703	22,467
	Steel Dynamics Inc.	144	4
			1,483,004
Consumer Goods (4.9%)
	NIKE Inc. Class B	8,977,674	753,676
	Colgate-Palmolive Co.	6,134,594	439,666
	Philip Morris International Inc.	5,560,577	436,672
	Estee Lauder Cos. Inc. Class A	1,566,826	286,901
	Activision Blizzard Inc.	5,473,572	258,353
*	Electronic Arts Inc.	2,124,121	215,088
^,*	Tesla Inc.	954,564	213,307
	Constellation Brands Inc. Class A	1,073,218	211,360
*	Monster Beverage Corp.	2,719,023	173,555
*	Lululemon Athletica Inc.	790,294	142,419
	Hershey Co.	1,058,859	141,919
	McCormick & Co. Inc.	875,011	135,635
	Church & Dwight Co. Inc.	1,759,360	128,539
	Brown-Forman Corp. Class B	2,091,108	115,910
*	Take-Two Interactive Software Inc.	804,194	91,300
*	NVR Inc.	23,089	77,816
	Clorox Co.	455,049	69,673
	Lamb Weston Holdings Inc.	1,045,232	66,226
*	Wayfair Inc.	434,919	63,498
	Fortune Brands Home & Security Inc.	1,000,322	57,148
*	LKQ Corp.	2,129,487	56,666
	DR Horton Inc.	1,266,617	54,629
	Lennar Corp. Class A	1,021,865	49,520
*	WABCO Holdings Inc.	366,095	48,544
	Hormel Foods Corp.	956,947	38,795
*	Under Armour Inc. Class A	1,339,611	33,959
*	Under Armour Inc. Class C	1,392,617	30,916
	Lennar Corp. Class B	51,320	1,976
	Polaris Industries Inc.	73	7
	Newell Brands Inc.	369	6
			4,393,679
Consumer Services (20.7%)
*	Amazon.com Inc.	2,989,832	5,661,636
	Home Depot Inc.	7,861,134	1,634,880
	Comcast Corp. Class A	32,360,196	1,368,189
*	Netflix Inc.	3,123,248	1,147,231
	McDonald’s Corp.	5,455,109	1,132,808
	Walt Disney Co.	6,428,281	897,645
	Costco Wholesale Corp.	3,143,235	830,631
	Starbucks Corp.	8,219,717	689,059
*	Booking Holdings Inc.	309,356	579,953
	Lowe’s Cos. Inc.	5,687,454	573,921
*	Charter Communications Inc. Class A	1,117,461	441,598
	TJX Cos. Inc.	8,246,269	436,063
	Marriott International Inc. Class A	2,022,440	283,728
	Ross Stores Inc.	2,625,697	260,259
	Dollar General Corp.	1,845,979	249,503
	Yum! Brands Inc.	2,186,366	241,965
*	O’Reilly Automotive Inc.	559,364	206,584
	Hilton Worldwide Holdings Inc.	2,079,826	203,282
*	AutoZone Inc.	177,844	195,534
*	Dollar Tree Inc.	1,704,399	183,035

4

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Chipotle Mexican Grill Inc. Class A	198,032	145,134
*	Ulta Beauty Inc.	396,593	137,574
	Expedia Group Inc.	826,095	109,895
*	Copart Inc.	1,391,623	104,010
	Tractor Supply Co.	862,131	93,800
	Southwest Airlines Co.	1,746,911	88,708
	Domino’s Pizza Inc.	293,763	81,748
	Wynn Resorts Ltd.	653,910	81,078
	FactSet Research Systems Inc.	273,260	78,305
	Royal Caribbean Cruises Ltd.	599,225	72,632
*	Live Nation Entertainment Inc.	982,959	65,121
*	Altice USA Inc. Class A	2,455,298	59,787
^,*	Uber Technologies Inc.	1,202,261	55,761
^	Sirius XM Holdings Inc.	9,876,803	55,113
	MGM Resorts International	1,631,452	46,611
	Rollins Inc.	1,170,217	41,976
	Tiffany & Co.	412,165	38,595
	Vail Resorts Inc.	143,628	32,055
^,*	Lyft Inc. Class A	297,772	19,567
*	TripAdvisor Inc.	383,381	17,747
^,*	Chewy Inc.	329,225	11,523
^,*	Carvana Co. Class A	166,090	10,396
	Hyatt Hotels Corp. Class A	129,771	9,879
*	Norwegian Cruise Line Holdings Ltd.	287	15
*	GrubHub Inc.	114	9
			18,674,543
Financials (12.8%)
	Visa Inc. Class A	12,424,211	2,156,222
	Mastercard Inc. Class A	6,493,276	1,717,666
	American Tower Corp.	3,158,514	645,758
	S&P Global Inc.	1,759,238	400,737
	Crown Castle International Corp.	2,970,731	387,235
	Marsh & McLennan Cos. Inc.	3,653,834	364,470
	Prologis Inc.	4,506,723	360,989
	Intercontinental Exchange Inc.	4,029,160	346,266
	Charles Schwab Corp.	8,585,555	345,053
	Simon Property Group Inc.	2,097,528	335,101
	Aon plc	1,718,657	331,666
	Equinix Inc.	600,731	302,943
	Public Storage	1,060,008	252,462
	Moody’s Corp.	1,151,585	224,916
	AvalonBay Communities Inc.	996,120	202,392
*	SBA Communications Corp. Class A	809,244	181,950
	T. Rowe Price Group Inc.	1,605,258	176,113
	Digital Realty Trust Inc.	1,488,313	175,308
*	IHS Markit Ltd.	2,695,626	171,765
	Realty Income Corp.	2,261,322	155,963
	Boston Properties Inc.	1,104,149	142,435
	MSCI Inc. Class A	574,822	137,262
	Essex Property Trust Inc.	469,591	137,088
	Welltower Inc.	1,446,774	117,955
*	CBRE Group Inc. Class A	2,282,804	117,108
	Equifax Inc.	863,361	116,761
	First Republic Bank	1,190,829	116,284
	Arthur J Gallagher & Co.	1,323,705	115,943
	Alexandria Real Estate Equities Inc.	807,006	113,860
*	Markel Corp.	93,994	102,416
	TD Ameritrade Holding Corp.	1,977,202	98,702
	Mid-America Apartment Communities Inc.	814,568	95,924
	Extra Space Storage Inc.	865,197	91,797
	UDR Inc.	2,013,580	90,390
*	SVB Financial Group	371,773	83,497
	Cboe Global Markets Inc.	797,681	82,664
	Regency Centers Corp.	1,197,030	79,890
	Invitation Homes Inc.	2,983,062	79,737
	Vornado Realty Trust	1,226,818	78,639
	E*TRADE Financial Corp.	1,748,357	77,977
	Federal Realty Investment Trust	535,261	68,920
	Iron Mountain Inc.	2,049,923	64,163
	SEI Investments Co.	926,406	51,971
	Raymond James Financial Inc.	452,789	38,283
	Camden Property Trust	345,422	36,059
	Interactive Brokers Group Inc.	509,868	27,635
	Comerica Inc.	205	15
			11,598,350
Health Care (8.8%)
	Thermo Fisher Scientific Inc.	2,858,126	839,374
	Bristol-Myers Squibb Co.	11,688,232	530,061
	Becton Dickinson and Co.	1,927,404	485,725
*	Celgene Corp.	5,039,495	465,851
	Stryker Corp.	2,136,864	439,297
*	Intuitive Surgical Inc.	824,956	432,731

5

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Boston Scientific Corp.	9,937,066	427,095
	Zoetis Inc.	3,420,281	388,168
*	Illumina Inc.	1,050,417	386,711
	AbbVie Inc.	5,283,763	384,235
*	Vertex Pharmaceuticals Inc.	1,830,136	335,610
*	Edwards Lifesciences Corp.	1,489,879	275,240
*	Alexion Pharmaceuticals Inc.	1,522,197	199,377
*	IQVIA Holdings Inc.	1,197,089	192,612
*	Regeneron Pharmaceuticals Inc.	577,333	180,705
*	IDEXX Laboratories Inc.	614,563	169,208
*	Biogen Inc.	693,015	162,075
*	Centene Corp.	2,806,089	147,151
	Baxter International Inc.	1,734,858	142,085
*	Align Technology Inc.	514,530	140,827
	ResMed Inc.	1,024,634	125,036
	Cooper Cos. Inc.	352,812	118,859
*	Incyte Corp.	1,302,449	110,656
*	BioMarin Pharmaceutical Inc.	1,279,574	109,596
	Teleflex Inc.	329,791	109,210
*	WellCare Health Plans Inc.	359,518	102,488
*	DexCom Inc.	650,619	97,489
*	Varian Medical Systems Inc.	649,878	88,468
*	ABIOMED Inc.	306,315	79,792
*	Alnylam Pharmaceuticals Inc.	761,288	55,239
*	Jazz Pharmaceuticals plc	384,656	54,837
*	Exact Sciences Corp.	461,224	54,443
*	Seattle Genetics Inc.	749,251	51,856
*	Nektar Therapeutics Class A	622,995	22,166
	Medtronic plc	1,729	168
	Universal Health Services Inc. Class B	110	14
*	Henry Schein Inc.	198	14
*	Alkermes plc	205	5
			7,904,474
Industrials (13.7%)
	Boeing Co.	3,818,755	1,390,065
*	PayPal Holdings Inc.	7,974,104	912,716
	Union Pacific Corp.	5,057,972	855,354
	Accenture plc Class A	4,556,640	841,930
	Lockheed Martin Corp.	1,716,056	623,855
	United Parcel Service Inc. Class B	4,984,264	514,725
	Automatic Data Processing Inc.	2,954,464	488,462
	3M Co.	2,060,194	357,114
	Danaher Corp.	2,302,100	329,016
	Fidelity National Information Services Inc.	2,312,530	283,701
*	Worldpay Inc. Class A	2,222,170	272,327
	Sherwin-Williams Co.	593,692	272,083
	Roper Technologies Inc.	741,992	271,762
*	Fiserv Inc.	2,804,142	255,626
	Amphenol Corp. Class A	2,134,622	204,796
	Paychex Inc.	2,311,267	190,194
	Waste Connections Inc.	1,884,182	180,090
	Global Payments Inc.	1,123,173	179,854
*	Square Inc.	2,402,770	174,273
*	FleetCor Technologies Inc.	615,903	172,976
	Agilent Technologies Inc.	2,257,976	168,603
	Fortive Corp.	2,035,366	165,923
*	TransDigm Group Inc.	342,014	165,466
	Verisk Analytics Inc. Class A	1,111,020	162,720
	Illinois Tool Works Inc.	1,047,531	157,978
	Cintas Corp.	635,116	150,707
*	Mettler-Toledo International Inc.	177,237	148,879
	AMETEK Inc.	1,628,043	147,891
	Total System Services Inc.	1,137,945	145,964
*	CoStar Group Inc.	261,102	144,666
	Rockwell Automation Inc.	845,781	138,564
	Fastenal Co.	4,091,943	133,356
	Vulcan Materials Co.	943,877	129,604
*	Keysight Technologies Inc.	1,344,604	120,759
	Xylem Inc.	1,285,740	107,539
	Broadridge Financial Solutions Inc.	829,868	105,958
	Martin Marietta Materials Inc.	446,461	102,735
*	Waters Corp.	471,653	101,519
	TransUnion	1,338,363	98,383
	Expeditors International of Washington Inc.	1,229,021	93,234
	Kansas City Southern	718,751	87,558
	Masco Corp.	2,097,496	82,306
	Wabtec Corp.	1,142,571	81,991
*	Trimble Inc.	1,798,059	81,111
	Old Dominion Freight Line Inc.	520,576	77,701
	JB Hunt Transport Services Inc.	621,616	56,822

6

Growth Index Fund

			Market
			Value•
		Shares	($000)
	Robert Half International Inc.	804,843	45,884
	CH Robinson Worldwide Inc.	488,100	41,171
*	IPG Photonics Corp.	246,846	38,076
*	United Rentals Inc.	280,670	37,225
	Jack Henry & Associates Inc.	275,853	36,942
	Packaging Corp. of America	337,736	32,193
*	Sensata Technologies Holding plc	577,697	28,307
	Cognex Corp.	582,261	27,937
	HEICO Corp. Class A	255,781	26,440
	FLIR Systems Inc.	483,608	26,163
	Hubbell Inc. Class B	194,752	25,396
	AO Smith Corp.	504,169	23,777
	HEICO Corp.	143,693	19,228
*	XPO Logistics Inc.	328,702	19,002
	FedEx Corp.	308	51
	Snap-on Inc.	75	12
	Owens Corning	75	4
			12,356,664
Oil & Gas (2.1%)
	EOG Resources Inc.	4,146,771	386,313
	Anadarko Petroleum Corp.	3,587,954	253,166
	ONEOK Inc.	2,949,405	202,949
	Pioneer Natural Resources Co.	1,203,515	185,173
	Concho Resources Inc.	1,433,370	147,895
	Occidental Petroleum Corp.	2,673,513	134,424
	Diamondback Energy Inc.	1,176,696	128,225
*	Cheniere Energy Inc.	1,655,445	113,315
	Apache Corp.	2,686,215	77,820
	Noble Energy Inc.	3,417,274	76,547
	Cabot Oil & Gas Corp.	3,024,678	69,447
	Targa Resources Corp.	1,661,187	65,218
*	Continental Resources Inc.	673,048	28,329
	Cimarex Energy Co.	362,552	21,510
	Halliburton Co.	1,069	24
	Helmerich & Payne Inc.	127	6
			1,890,361
Technology (35.2%)
	Microsoft Corp.	54,746,552	7,333,848
	Apple Inc.	29,586,718	5,855,803
*	Facebook Inc. Class A	17,164,355	3,312,721
*	Alphabet Inc. Class A	2,139,634	2,316,796
*	Alphabet Inc. Class C	2,114,602	2,285,694
*	Adobe Inc.	3,485,984	1,027,145
*	salesforce.com Inc.	5,258,118	797,814
	Broadcom Inc.	2,686,383	773,302
	Texas Instruments Inc.	6,704,114	769,364
	NVIDIA Corp.	4,134,100	678,943
	Intuit Inc.	1,759,055	459,694
*	ServiceNow Inc.	1,324,903	363,779
*	Micron Technology Inc.	7,908,026	305,171
	Applied Materials Inc.	6,689,113	300,408
	Analog Devices Inc.	2,642,181	298,223
*	Autodesk Inc.	1,573,237	256,280
*	Workday Inc. Class A	1,149,497	236,314
*	Red Hat Inc.	1,206,645	226,560
	Xilinx Inc.	1,812,639	213,746
*	Advanced Micro Devices Inc.	6,948,775	211,034
	Lam Research Corp.	1,071,345	201,241
*	Twitter Inc.	5,217,724	182,099
	Cerner Corp.	2,209,078	161,925
*	VeriSign Inc.	766,474	160,316
	Harris Corp.	844,080	159,641
*	Veeva Systems Inc. Class A	913,353	148,064
	Microchip Technology Inc.	1,693,279	146,807
*	Cadence Design Systems Inc.	2,008,141	142,196
*	Synopsys Inc.	1,069,155	137,590
	KLA-Tencor Corp.	1,154,883	136,507
*	Splunk Inc.	1,072,983	134,928
*	Palo Alto Networks Inc.	651,517	132,753
	Cognizant Technology Solutions Corp. Class A	2,034,695	128,979
*	ANSYS Inc.	599,719	122,834
*	IAC/InterActiveCorp	559,565	121,722
	Maxim Integrated Products Inc.	1,946,643	116,448
*	Twilio Inc. Class A	796,125	108,552
*	Arista Networks Inc.	383,271	99,505
*	Gartner Inc.	611,559	98,424
	Motorola Solutions Inc.	586,939	97,860
	Skyworks Solutions Inc.	1,234,013	95,352
	VMware Inc. Class A	551,541	92,223
*	Akamai Technologies Inc.	1,113,970	89,274
	SS&C Technologies Holdings Inc.	1,536,642	88,526
*	GoDaddy Inc. Class A	1,254,835	88,027
	Citrix Systems Inc.	893,694	87,707
*	Fortinet Inc.	1,037,170	79,686
*	Snap Inc.	4,946,351	70,733
*	F5 Networks Inc.	426,578	62,123
*	Black Knight Inc.	1,017,477	61,201

7

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Okta Inc.	369,508	45,638
*	Paycom Software Inc.	176,740	40,071
*	Dropbox Inc. Class A	1,298,394	32,525
*	Slack Technologies Inc. Class A	703,153	26,368
^	Match Group Inc.	381,609	25,671
	CDK Global Inc.	434,733	21,493
*	Pinterest Inc. Class A	616,294	16,776
*	Crowdstrike Holdings Inc. Class A	126,638	8,648
*	Covetrus Inc.	1	—
			31,793,072
Telecommunications (0.2%)
*	T-Mobile US Inc.	2,136,560	158,404
*	Zayo Group Holdings Inc.	1,430,882	47,090
^,*	Zoom Video Communications Inc. Class A	137,005	12,165
			217,659
Utilities (0.0%)
	NRG Energy Inc.	906,768	31,846
Total Common Stocks (Cost $50,325,064)			90,343,652
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
2,3	Vanguard Market Liquidity Fund, 2.499%	2,954,822	295,541

		Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill, 2.401%, 7/18/19	1,500	1,499
	United States Treasury Bill, 2.480%, 9/5/19	1,000	996
4	United States Treasury Bill, 2.157%, 11/7/19	3,000	2,978
	United States Treasury Bill, 2.135%, 11/14/19	5,000	4,961
			10,434
Total Temporary Cash Investments (Cost $305,940)			305,975
Total Investments (100.3%) (Cost $50,631,004)			90,649,627

Amount ($000)
Other Assets and Liabilities (-0.3%)
Other Assets
Investment in Vanguard	4,239
Receivables for Accrued Income	47,403
Receivables for Capital Shares Issued	117,879
Variation Margin Receivable—Futures Contracts	41
Other Assets	1,748
Total Other Assets	171,310
Liabilities
Payables for Investment Securities Purchased	(6,008)
Collateral for Securities on Loan	(228,852)
Payables for Capital Shares Redeemed	(119,194)
Payables for Distributions	(103,335)
Payables to Vanguard	(17,957)
Total Liabilities	(475,346)
Net Assets (100%)	90,345,591

At June 30, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	53,051,526
Total Distributable Earnings (Loss)	37,294,065
Net Assets	90,345,591

Investor Shares—Net Assets
Applicable to 28,388,421 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,389,285
Net Asset Value Per Share—Investor Shares	$84.16

ETF Shares—Net Assets
Applicable to 250,198,245 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	40,897,788
Net Asset Value Per Share—ETF Shares	$163.46

8

Growth Index Fund

Amount ($000)
Admiral Shares—Net Assets
Applicable to 382,213,382 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	32,159,825
Net Asset Value Per Share—Admiral Shares	$84.14

Institutional Shares—Net Assets
Applicable to 177,058,521 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,898,693
Net Asset Value Per Share—Institutional Shares	$84.15

•    See Note A in Notes to Financial Statements.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $223,487,000.

*     Non-income-producing security.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $228,852,000 of collateral received for securities on loan.

4   Securities with a value of $597,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2019	62	9,127	153

See accompanying Notes, which are an integral part of the Financial Statements.

9

Growth Index Fund

Statement of Operations

Six Months Ended June 30, 2019
($000)
Investment Income
Income
Dividends	484,341
Interest[1]	1,750
Securities Lending—Net	1,162
Total Income	487,253
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,904
Management and Administrative—Investor Shares	2,085
Management and Administrative—ETF Shares	5,256
Management and Administrative—Admiral Shares	5,780
Management and Administrative—Institutional Shares	2,206
Marketing and Distribution—Investor Shares	125
Marketing and Distribution—ETF Shares	674
Marketing and Distribution—Admiral Shares	689
Marketing and Distribution—Institutional Shares	186
Custodian Fees	396
Shareholders’ Reports—Investor Shares	25
Shareholders’ Reports—ETF Shares	531
Shareholders’ Reports—Admiral Shares	111
Shareholders’ Reports—Institutional Shares	35
Trustees’ Fees and Expenses	21
Total Expenses	20,024
Net Investment Income	467,229
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,052,989
Futures Contracts	19,767
Realized Net Gain (Loss)	1,072,756
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	14,966,178
Futures Contracts	3,707
Change in Unrealized Appreciation (Depreciation)	14,969,885
Net Increase (Decrease) in Net Assets Resulting from Operations	16,509,870

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,622,000, $60,000, and $23,000, respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $1,709,002,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	467,229	957,127
Realized Net Gain (Loss)	1,072,756	1,216,889
Change in Unrealized Appreciation (Depreciation)	14,969,885	(4,799,031)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,509,870	(2,625,015)
Distributions
Net Investment Income
Investor Shares	(12,256)	(32,936)
ETF Shares	(209,004)	(417,816)
Admiral Shares	(162,479)	(332,866)
Institutional Shares	(77,171)	(162,179)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(460,910)	(945,797)
Capital Share Transactions
Investor Shares	(803,899)	(455,638)
ETF Shares	1,231,565	2,670,446
Admiral Shares	915,364	859,859
Institutional Shares	(198,328)	531,420
Net Increase (Decrease) from Capital Share Transactions	1,144,702	3,606,087
Total Increase (Decrease)	17,193,662	35,275
Net Assets
Beginning of Period	73,151,929	73,116,654
End of Period	90,345,591	73,151,929

See accompanying Notes, which are an integral part of the Financial Statements.

11

Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Six Months Ended June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$69.10	$72.36	$57.32	$54.78	$53.71	$47.87
Investment Operations
Net Investment Income	.382 [1]	.823 [1]	.750 [1]	.720	.652	.579
Net Realized and Unrealized Gain (Loss) on Investments	15.054	(3.271)	15.037	2.548	1.054	5.837
Total from Investment Operations	15.436	(2.448)	15.787	3.268	1.706	6.416
Distributions
Dividends from Net Investment Income	(.376)	(.812)	(.747)	(.728)	(.636)	(.576)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.376)	(.812)	(.747)	(.728)	(.636)	(.576)
Net Asset Value, End of Period	$84.16	$69.10	$72.36	$57.32	$54.78	$53.71

Total Return[2]	22.36%	-3.46%	27.65%	5.99%	3.17%	13.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,389	$2,654	$3,210	$2,938	$3,038	$3,270
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.18%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.02%	1.08%	1.15%	1.31%	1.20%	1.17%
Portfolio Turnover Rate[3]	13%	11%	8%	11%	9%	9%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Six Months Ended June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$134.21	$140.55	$111.33	$106.40	$104.33	$92.99
Investment Operations
Net Investment Income	.858 [1]	1.807 [1]	1.626 [1]	1.528	1.420	1.268
Net Realized and Unrealized Gain (Loss) on Investments	29.237	(6.373)	29.200	4.949	2.038	11.332
Total from Investment Operations	30.095	(4.566)	30.826	6.477	3.458	12.600
Distributions
Dividends from Net Investment Income	(.845)	(1.774)	(1.606)	(1.547)	(1.388)	(1.260)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.845)	(1.774)	(1.606)	(1.547)	(1.388)	(1.260)
Net Asset Value, End of Period	$163.46	$134.21	$140.55	$111.33	$106.40	$104.33

Total Return	22.44%	-3.32%	27.80%	6.13%	3.32%	13.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,898	$32,489	$31,399	$23,040	$20,706	$17,340
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.06%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.15%	1.21%	1.27%	1.43%	1.34%	1.31%
Portfolio Turnover Rate[2]	13%	11%	8%	11%	9%	9%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Growth Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Six Months Ended June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$69.09	$72.35	$57.31	$54.77	$53.71	$47.87
Investment Operations
Net Investment Income	.438 [1]	.921 [1]	.836 [1]	.786	.731	.653
Net Realized and Unrealized Gain (Loss) on Investments	15.042	(3.274)	15.032	2.550	1.044	5.836
Total from Investment Operations	15.480	(2.353)	15.868	3.336	1.775	6.489
Distributions
Dividends from Net Investment Income	(.430)	(.907)	(.828)	(.796)	(.715)	(.649)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.430)	(.907)	(.828)	(.796)	(.715)	(.649)
Net Asset Value, End of Period	$84.14	$69.09	$72.35	$57.31	$54.77	$53.71

Total Return[2]	22.43%	-3.34%	27.80%	6.12%	3.30%	13.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,160	$25,609	$26,013	$18,617	$16,777	$14,907
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.14%	1.20%	1.27%	1.43%	1.34%	1.31%
Portfolio Turnover Rate[3]	13%	11%	8%	11%	9%	9%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Growth Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Six Months Ended June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$69.09	$72.35	$57.31	$54.77	$53.70	$47.87
Investment Operations
Net Investment Income	.441 [1]	.928 [1]	.841 [1]	.792	.737	.657
Net Realized and Unrealized Gain (Loss) on Investments	15.053	(3.274)	15.032	2.549	1.053	5.826
Total from Investment Operations	15.494	(2.346)	15.873	3.341	1.790	6.483
Distributions
Dividends from Net Investment Income	(.434)	(.914)	(.833)	(.801)	(.720)	(.653)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.434)	(.914)	(.833)	(.801)	(.720)	(.653)
Net Asset Value, End of Period	$84.15	$69.09	$72.35	$57.31	$54.77	$53.70

Total Return	22.45%	-3.33%	27.81%	6.13%	3.33%	13.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,899	$12,400	$12,495	$9,733	$9,380	$9,545
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.15%	1.21%	1.28%	1.44%	1.35%	1.32%
Portfolio Turnover Rate[2]	13%	11%	8%	11%	9%	9%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.           The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

16

Growth Index Fund

During the six months ended June 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

17

Growth Index Fund

The fund had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.           In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the fund had contributed to Vanguard capital in the amount of $4,239,000, representing 0.00% of the fund’s net assets and 1.70% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.           Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

18

Growth Index Fund

The following table summarizes the market value of the fund’s investments as of June 30, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	90,343,652	—	—
Temporary Cash Investments	295,541	10,434	—
Futures Contracts—Assets[1]	41	—	—
Total	90,639,234	10,434	—

1   Represents variation margin on the last day of the reporting period.

D.           As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	50,631,004
Gross Unrealized Appreciation	41,064,815
Gross Unrealized Depreciation	(1,046,039)
Net Unrealized Appreciation (Depreciation)	40,018,776

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the fund had available capital losses totaling $2,085,398,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.           During the six months ended June 30, 2019, the fund purchased $10,365,184,000 of investment securities and sold $9,061,507,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,558,446,000 and $3,654,062,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2019, such purchases and sales were $620,877,000 and $2,694,445,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

19

Growth Index Fund

F.            Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	89,063	1,124	510,573	6,648
Issued in Lieu of Cash Distributions	11,522	142	30,493	408
Redeemed[1]	(904,484)	(11,292)	(996,704)	(12,998)
Net Increase (Decrease)—Investor Shares	(803,899)	(10,026)	(455,638)	(5,942)
ETF Shares
Issued	4,938,182	31,731	7,468,161	50,640
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,706,617)	(23,600)	(4,797,715)	(31,975)
Net Increase (Decrease)—ETF Shares	1,231,565	8,131	2,670,446	18,665
Admiral Shares
Issued[1]	3,335,366	42,051	5,564,506	72,793
Issued in Lieu of Cash Distributions	144,342	1,774	296,361	3,965
Redeemed	(2,564,344)	(32,298)	(5,001,008)	(65,632)
Net Increase (Decrease)—Admiral Shares	915,364	11,527	859,859	11,126
Institutional Shares
Issued	1,119,011	14,046	2,470,757	32,349
Issued in Lieu of Cash Distributions	71,352	877	150,845	2,018
Redeemed	(1,388,691)	(17,338)	(2,090,182)	(27,597)
Net Increase (Decrease)—Institutional Shares	(198,328)	(2,415)	531,420	6,770

1   In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include $662,594,000 from the conversion during the six months ended June 30, 2019.

G.          Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

20

Value Index Fund

Sector Diversification

As of June 30, 2019

Basic Materials	2.6%
Consumer Goods	11.2
Consumer Services	7.6
Financials	23.7
Health Care	17.0
Industrials	11.5
Oil & Gas	7.8
Other	0.0
Technology	8.2
Telecommunications	3.9
Utilities	6.5

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

21

Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (2.6%)
	DuPont de Nemours Inc.	4,764,296	357,656
	Air Products & Chemicals Inc.	1,399,997	316,917
	Dow Inc.	4,759,919	234,712
	Newmont Goldcorp Corp.	5,139,054	197,699
	PPG Industries Inc.	1,501,227	175,208
	LyondellBasell Industries NV Class A	1,883,738	162,246
	International Paper Co.	2,526,097	109,431
	Nucor Corp.	1,938,140	106,791
	Freeport-McMoRan Inc.	8,779,486	101,930
	Celanese Corp. Class A	804,889	86,767
	Avery Dennison Corp.	536,708	62,086
	Eastman Chemical Co.	793,939	61,792
	Mosaic Co.	2,208,067	55,268
	Reliance Steel & Aluminum Co.	203,076	19,215
	Westlake Chemical Corp.	249,380	17,322
*	Alcoa Corp.	493	12
	Steel Dynamics Inc.	290	9
			2,065,061
Consumer Goods (11.2%)
	Procter & Gamble Co.	15,950,943	1,749,021
	Coca-Cola Co.	24,415,755	1,243,250
	PepsiCo Inc.	8,914,402	1,168,946
	Altria Group Inc.	11,896,753	563,311
	Mondelez International Inc. Class A	9,161,389	493,799
	Philip Morris International Inc.	4,942,711	388,151
	General Motors Co.	8,118,122	312,791
	Kimberly-Clark Corp.	2,185,942	291,342
	Ford Motor Co.	24,916,707	254,898
	General Mills Inc.	3,807,226	199,956
	VF Corp.	2,020,590	176,499
	Tyson Foods Inc. Class A	1,874,608	151,356
	Archer-Daniels-Midland Co.	3,562,006	145,330
*	Corteva Inc.	4,761,649	140,802
	Aptiv plc	1,639,481	132,519
	Kraft Heinz Co.	3,911,906	121,426
	Genuine Parts Co.	882,275	91,386
	Kellogg Co.	1,623,401	86,966
	Conagra Brands Inc.	3,089,437	81,932
	Hasbro Inc.	760,064	80,324
	JM Smucker Co.	686,920	79,126
	Garmin Ltd.	862,745	68,847
	Molson Coors Brewing Co. Class B	1,122,390	62,854
	Clorox Co.	404,701	61,964
	Whirlpool Corp.	416,489	59,291
	Tapestry Inc.	1,857,231	58,930
*	Mohawk Industries Inc.	382,506	56,408
	BorgWarner Inc.	1,317,407	55,305
	Lear Corp.	395,774	55,119
	PulteGroup Inc.	1,657,726	52,417
^	Keurig Dr Pepper Inc.	1,788,248	51,680
	DR Horton Inc.	1,190,482	51,346
^	Campbell Soup Co.	1,244,191	49,855
	Lennar Corp. Class A	989,767	47,964
	Bunge Ltd.	854,233	47,589
	PVH Corp.	479,471	45,377
	Ralph Lauren Corp. Class A	315,135	35,796
^	Hormel Foods Corp.	851,342	34,513
	Coty Inc. Class A	1,939,421	25,988
	Hanesbrands Inc.	1,160,674	19,987
	Harley-Davidson Inc.	515,631	18,475
	Newell Brands Inc.	1,050,473	16,198
*	Capri Holdings Ltd.	455,936	15,812
*	Levi Strauss & Co. Class A	254,178	5,307
	Lennar Corp. Class B	14,996	578
	Ingredion Inc.	172	14
			8,950,745
Consumer Services (7.6%)
	Walmart Inc.	9,116,407	1,007,272
	Walt Disney Co.	5,722,799	799,132

22

Value Index Fund

			Market
			Value•
		Shares	($000)
	CVS Health Corp.	8,260,517	450,116
	Target Corp.	3,257,894	282,166
	Walgreens Boots Alliance Inc.	4,941,449	270,149
	Sysco Corp.	3,104,416	219,544
	Delta Air Lines Inc.	3,746,580	212,618
	eBay Inc.	5,264,957	207,966
	McKesson Corp.	1,214,487	163,215
	Las Vegas Sands Corp.	2,456,935	145,180
*	United Continental Holdings Inc.	1,428,595	125,074
	Carnival Corp.	2,513,119	116,986
	Omnicom Group Inc.	1,399,694	114,705
	Kroger Co.	5,128,296	111,335
	CBS Corp. Class B	2,121,568	105,866
	Best Buy Co. Inc.	1,448,056	100,973
	Darden Restaurants Inc.	781,867	95,177
*	Liberty Broadband Corp.	905,962	94,419
*	CarMax Inc.	1,056,751	91,758
	AmerisourceBergen Corp. Class A	1,002,018	85,432
	American Airlines Group Inc.	2,545,120	82,996
	Fox Corp. Class A	2,248,632	82,390
	Southwest Airlines Co.	1,552,704	78,846
*	Norwegian Cruise Line Holdings Ltd.	1,369,301	73,436
	Viacom Inc. Class B	2,314,486	69,134
	Advance Auto Parts Inc.	433,332	66,794
	Royal Caribbean Cruises Ltd.	533,280	64,639
*	Discovery Communications Inc.	2,177,514	61,950
	Aramark	1,566,843	56,500
	Interpublic Group of Cos. Inc.	2,459,606	55,563
*	DISH Network Corp. Class A	1,393,641	53,530
	Nielsen Holdings plc	2,275,195	51,419
	Alaska Air Group Inc.	784,400	50,131
	Kohl’s Corp.	1,037,241	49,321
	News Corp. Class A	3,216,785	43,394
	Macy’s Inc.	1,963,460	42,136
	MGM Resorts International	1,461,560	41,757
	L Brands Inc.	1,495,938	39,044
*	Liberty Media Corp- Liberty SiriusXM Class C	1,005,800	38,200
	Fox Corp. Class B	1,022,157	37,339
	Tiffany & Co.	366,666	34,335
	Gap Inc.	1,806,416	32,461
*	Discovery Communications Inc. Class A	953,786	29,281
*	Liberty Media Corp- Liberty SiriusXM Class A	522,902	19,771
*	Liberty Broadband Corp. Class A	175,316	18,030
*	Qurate Retail Group Inc. QVC Group Class A	1,290,499	15,989
	Nordstrom Inc.	343,856	10,955
	Hyatt Hotels Corp. Class A	115,425	8,787
	CBS Corp. Class A	33,581	1,680
	News Corp. Class B	18,801	263
	Viacom Inc. Class A	5,457	186
*	Altice USA Inc. Class A	994	24
			6,109,364
Financials (23.7%)
*	Berkshire Hathaway Inc. Class B	12,360,615	2,634,912
	JPMorgan Chase & Co.	19,599,984	2,191,278
	Bank of America Corp.	54,421,036	1,578,210
	Wells Fargo & Co.	25,722,935	1,217,209
	Citigroup Inc.	14,706,534	1,029,899
	American Express Co.	3,984,590	491,858
	US Bancorp	9,114,066	477,577
	Goldman Sachs Group Inc.	2,210,750	452,319
	CME Group Inc.	2,276,918	441,973
	Chubb Ltd.	2,475,755	364,654
	PNC Financial Services Group Inc.	2,584,315	354,775
	Morgan Stanley	8,028,146	351,713
	BlackRock Inc.	688,375	323,054
	Progressive Corp.	3,713,505	296,821
	American International Group Inc.	5,530,882	294,685
	Capital One Financial Corp.	2,987,589	271,094
	Prudential Financial Inc.	2,582,168	260,799
	Aflac Inc.	4,742,870	259,957
	Bank of New York Mellon Corp.	5,483,408	242,093
	BB&T Corp.	4,870,675	239,296
	Travelers Cos. Inc.	1,582,716	236,648
	MetLife Inc.	4,533,369	225,172
	Allstate Corp.	2,118,954	215,476
	Equity Residential	2,358,169	179,032
	SunTrust Banks Inc.	2,822,067	177,367
	Ventas Inc.	2,348,534	160,522
	Discover Financial Services	2,059,430	159,791
	Synchrony Financial	4,164,620	144,387
	M&T Bank Corp.	825,171	140,337
	Fifth Third Bancorp	4,669,026	130,266
	Hartford Financial Services Group Inc.	2,299,233	128,113

23

Value Index Fund

			Market
			Value•
		Shares	($000)
	State Street Corp.	2,255,730	126,456
	Weyerhaeuser Co.	4,757,112	125,302
	Ameriprise Financial Inc.	852,191	123,704
	Northern Trust Corp.	1,316,204	118,458
	KeyCorp	6,408,498	113,751
	Welltower Inc.	1,287,576	104,976
	Citizens Financial Group Inc.	2,913,442	103,019
	Principal Financial Group Inc.	1,770,616	102,554
	Cincinnati Financial Corp.	985,771	102,195
	HCP Inc.	3,037,971	97,154
	Regions Financial Corp.	6,439,227	96,202
	Huntington Bancshares Inc.	6,645,607	91,842
*	Arch Capital Group Ltd.	2,439,853	90,470
	Loews Corp.	1,649,481	90,177
	WP Carey Inc.	1,082,617	87,887
	Host Hotels & Resorts Inc.	4,711,210	85,838
	Annaly Capital Management Inc.	9,253,097	84,481
	KKR & Co. Inc. Class A	3,290,182	83,143
	Lincoln National Corp.	1,286,440	82,911
	Ally Financial Inc.	2,526,669	78,302
	Duke Realty Corp.	2,286,320	72,271
	Comerica Inc.	979,127	71,124
	Nasdaq Inc.	738,735	71,044
	Fidelity National Financial Inc.	1,659,813	66,891
	Everest Re Group Ltd.	258,974	64,013
	Reinsurance Group of America Inc. Class A	397,865	62,079
	Franklin Resources Inc.	1,777,303	61,850
*	Alleghany Corp.	87,295	59,458
	WR Berkley Corp.	874,153	57,633
	AGNC Investment Corp.	3,411,879	57,388
	Torchmark Corp.	629,450	56,311
	VEREIT Inc.	6,182,466	55,704
	Western Union Co.	2,736,914	54,437
	Zions Bancorp NA	1,159,722	53,324
	Invesco Ltd.	2,577,251	52,731
	Voya Financial Inc.	920,839	50,922
	Kimco Realty Corp.	2,546,886	47,067
	SL Green Realty Corp.	536,035	43,081
	People’s United Financial Inc.	2,524,002	42,353
*	Athene Holding Ltd. Class A	977,099	42,074
	Unum Group	1,211,778	40,655
	AXA Equitable Holdings Inc.	1,880,343	39,299
	Raymond James Financial Inc.	404,503	34,201
	Camden Property Trust	307,486	32,099
	Jones Lang LaSalle Inc.	145,669	20,494
	Macerich Co.	471,157	15,779
	Affiliated Managers Group Inc.	163,267	15,043
	Jefferies Financial Group Inc.	748,780	14,399
*	Berkshire Hathaway Inc. Class A	14	4,457
			19,018,290
Health Care (17.0%)
	Johnson & Johnson	16,883,082	2,351,476
	Pfizer Inc.	35,355,954	1,531,620
	UnitedHealth Group Inc.	6,043,192	1,474,599
	Merck & Co. Inc.	16,372,141	1,372,804
	Abbott Laboratories	11,218,320	943,461
	Medtronic plc	8,521,962	829,954
	Amgen Inc.	3,878,520	714,734
	Eli Lilly & Co.	5,555,948	615,543
	Gilead Sciences Inc.	8,085,273	546,241
	Anthem Inc.	1,635,421	461,532
	Cigna Corp.	2,414,325	380,377
	Allergan plc	2,085,755	349,218
	AbbVie Inc.	4,700,193	341,798
	HCA Healthcare Inc.	1,741,255	235,365
	Humana Inc.	858,606	227,788
	Zimmer Biomet Holdings Inc.	1,302,119	153,311
*	Biogen Inc.	615,975	144,058
	Baxter International Inc.	1,543,928	126,448
*	Laboratory Corp. of America Holdings	627,402	108,478
	Cardinal Health Inc.	1,894,143	89,214
	Quest Diagnostics Inc.	854,194	86,966
	Dentsply Sirona Inc.	1,487,276	86,797
*	Hologic Inc.	1,703,832	81,818
*	Elanco Animal Health Inc.	2,324,668	78,574
*	Henry Schein Inc.	947,239	66,212
	Universal Health Services Inc. Class B	500,401	65,247
*	Mylan NV	3,287,742	62,599
*	DaVita Inc.	793,409	44,637
	Perrigo Co. plc	752,708	35,844
			13,606,713
Industrials (11.5%)
	Honeywell International Inc.	4,628,764	808,136
	United Technologies Corp.	5,483,482	713,949
	General Electric Co.	55,488,326	582,627
	Caterpillar Inc.	3,636,743	495,652
	CSX Corp.	4,887,935	378,180

24

Value Index Fund

			Market
			Value•
		Shares	($000)
	Northrop Grumman Corp.	1,079,753	348,879
	Norfolk Southern Corp.	1,690,981	337,063
	Deere & Co.	2,015,779	334,035
	3M Co.	1,831,490	317,470
	Waste Management Inc.	2,701,346	311,654
	Raytheon Co.	1,779,702	309,455
	Danaher Corp.	2,048,838	292,820
	General Dynamics Corp.	1,561,428	283,899
	Emerson Electric Co.	3,911,080	260,947
	FedEx Corp.	1,490,888	244,789
	Eaton Corp. plc	2,690,566	224,070
	Johnson Controls International plc	5,066,210	209,285
	TE Connectivity Ltd.	2,142,137	205,174
	Ingersoll-Rand plc	1,533,645	194,267
	Cummins Inc.	1,001,447	171,588
	PACCAR Inc.	2,203,464	157,900
	Willis Towers Watson plc	821,861	157,419
	Ball Corp.	2,128,664	148,985
	Illinois Tool Works Inc.	932,556	140,639
	Stanley Black & Decker Inc.	963,525	139,335
	Parker-Hannifin Corp.	815,777	138,690
	L3 Technologies Inc.	506,700	124,228
	Republic Services Inc. Class A	1,329,326	115,173
*	First Data Corp. Class A	3,473,221	94,020
	Dover Corp.	923,896	92,574
	WW Grainger Inc.	299,670	80,380
	Textron Inc.	1,480,044	78,502
	Jacobs Engineering Group Inc.	868,799	73,318
	Westrock Co.	1,648,655	60,126
	Arconic Inc.	2,281,799	58,916
	Snap-on Inc.	352,125	58,326
	Huntington Ingalls Industries Inc.	250,851	56,376
*	Crown Holdings Inc.	860,581	52,582
	Xerox Corp.	1,209,775	42,838
	Sealed Air Corp.	989,897	42,348
	Alliance Data Systems Corp.	301,177	42,204
	Pentair plc	1,092,355	40,636
	CH Robinson Worldwide Inc.	433,729	36,585
*	United Rentals Inc.	253,580	33,632
	Packaging Corp. of America	300,069	28,603
*	Sensata Technologies Holding plc	513,183	25,146
	Hubbell Inc. Class B	172,951	22,553
	Flowserve Corp.	416,429	21,942
*	Arrow Electronics Inc.	271,091	19,321
	Allison Transmission Holdings Inc.	378,179	17,529
^	ADT Inc.	423,719	2,593
	Fluor Corp.	375	13
	Owens Corning	139	8
			9,227,379
Oil & Gas (7.8%)
	Exxon Mobil Corp.	26,905,521	2,061,770
	Chevron Corp.	12,112,120	1,507,232
	ConocoPhillips	7,186,969	438,405
	Schlumberger Ltd.	8,807,366	350,005
	Phillips 66	2,883,975	269,767
	Kinder Morgan Inc.	12,235,663	255,481
	Marathon Petroleum Corp.	4,213,390	235,444
	Valero Energy Corp.	2,652,995	227,123
	Williams Cos. Inc.	7,704,462	216,033
	Halliburton Co.	5,284,881	120,178
	Occidental Petroleum Corp.	2,375,941	119,462
	Hess Corp.	1,739,709	110,593
	Baker Hughes a GE Co. Class A	3,278,187	80,742
	Marathon Oil Corp.	5,199,848	73,890
	Devon Energy Corp.	2,515,174	71,733
	National Oilwell Varco Inc.	2,470,578	54,921
	OGE Energy Corp.	1,269,935	54,048
	HollyFrontier Corp.	976,828	45,208
			6,292,035
Other (0.0%)[2]
*,§	American International Group Inc. Warrants Exp. 01/19/2021	41,903	—

Technology (8.1%)
	Cisco Systems Inc.	27,221,875	1,489,853
	Intel Corp.	28,468,656	1,362,795
	Oracle Corp.	14,127,958	804,870
	International Business Machines Corp.	5,638,325	777,525
	QUALCOMM Inc.	7,730,150	588,032
	HP Inc.	9,580,316	199,175
	Corning Inc.	4,990,053	165,819
	Hewlett Packard Enterprise Co.	8,561,360	127,992
	Cognizant Technology Solutions Corp. Class A	1,808,719	114,655
	CDW Corp.	928,449	103,058
	NetApp Inc.	1,570,625	96,908
	Marvell Technology Group Ltd.	3,994,232	95,342
	DXC Technology Co.	1,705,724	94,071

25

Value Index Fund

			Market
			Value•
		Shares	($000)
	Motorola Solutions Inc.	524,245	87,407
	Western Digital Corp.	1,778,301	84,558
	Symantec Corp.	3,742,760	81,442
	Seagate Technology plc	1,583,988	74,638
	Juniper Networks Inc.	2,188,196	58,272
*	Dell Technologies Inc.	994,342	50,513
*	Qorvo Inc.	757,609	50,464
*	Synopsys Inc.	408	52
			6,507,441
Telecommunications (3.9%)
	AT&T Inc.	46,407,087	1,555,102
	Verizon Communications Inc.	26,298,240	1,502,418
	CenturyLink Inc.	6,350,160	74,678
*	Sprint Corp.	3,899,910	25,622
			3,157,820
Utilities (6.4%)
	NextEra Energy Inc.	3,046,655	624,138
	Duke Energy Corp.	4,630,738	408,616
	Dominion Energy Inc.	5,102,655	394,537
	Southern Co.	6,619,199	365,909
	Exelon Corp.	6,170,659	295,821
	American Electric Power Co. Inc.	3,138,389	276,210
	Sempra Energy	1,745,152	239,854
	Xcel Energy Inc.	3,272,602	194,687
	Public Service Enterprise Group Inc.	3,214,561	189,081
	Consolidated Edison Inc.	. 2,117,390	185,653
	WEC Energy Group Inc.	2,005,900	167,232
	Eversource Energy	2,041,133	154,636
	DTE Energy Co.	1,165,149	148,999
	FirstEnergy Corp.	3,377,620	144,596
	PPL Corp.	4,585,049	142,182
	Edison International	2,071,300	139,626
	American Water Works Co. Inc.	1,148,658	133,244
	Entergy Corp.	1,206,511	124,186
	Ameren Corp.	1,559,864	117,161
	CMS Energy Corp.	1,802,608	104,389
	Evergy Inc.	1,605,843	96,592
	CenterPoint Energy Inc.	3,186,568	91,231
*	PG&E Corp.	3,374,002	77,332
	Alliant Energy Corp.	1,507,752	74,001
	AES Corp.	4,220,291	70,732
	NiSource Inc.	2,371,628	68,303
	Pinnacle West Capital Corp.	712,940	67,081
	Vistra Energy Corp.	2,458,916	55,670
	Avangrid Inc.	392,349	19,814
			5,171,513
Total Common Stocks (Cost $64,605,260)			80,106,361
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
3,4	Vanguard Market Liquidity Fund, 2.499%	4,439,821	444,071

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill, 2.319%, 8/22/19	3,500	3,489
5	United States Treasury Bill, 2.480%, 9/5/19	6,000	5,977
5	United States Treasury Bill, 2.157%, 11/7/19	4,000	3,971
	United States Treasury Bill, 2.135%, 11/14/19	9,000	8,930
5	United States Treasury Bill, 2.275%, 11/29/19	2,000	1,983
			24,350
Total Temporary Cash Investments (Cost $468,389)			468,421
Total Investments (100.4%) (Cost $65,073,649)			80,574,782

Amount
($000)
Other Assets and Liabilities (-0.4%)
Other Assets
Investment in Vanguard	3,781
Receivables for Investment Securities Sold	7,852
Receivables for Accrued Income	91,736
Receivables for Capital Shares Issued	83,491
Variation Margin Receivable—Futures Contracts	1,209
Other Assets	11,157
Total Other Assets	199,226
Liabilities
Payables for Investment Securities Purchased	(32,549)
Collateral for Securities on Loan	(28,850)
Payables for Capital Shares Redeemed	(129,089)
Payables for Distributions	(308,825)
Payables to Vanguard	(13,133)
Total Liabilities	(512,446)
Net Assets (100%)	80,261,562

26

Value Index Fund

At June 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	65,903,003
Total Distributable Earnings (Loss)	14,358,559
Net Assets	80,261,562

Investor Shares—Net Assets
Applicable to 28,254,840 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,223,948
Net Asset Value Per Share—Investor Shares	$43.32

ETF Shares—Net Assets
Applicable to 439,088,555 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	48,743,152
Net Asset Value Per Share—ETF Shares	$111.01

Admiral Shares—Net Assets
Applicable to 449,659,261 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,472,443
Net Asset Value Per Share—Admiral Shares	$43.30

Institutional Shares—Net Assets
Applicable to 249,910,647 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,822,019
Net Asset Value Per Share—Institutional Shares	$43.30

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $27,733,000.

§   Security value determined using significant unobservable inputs.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.

2   “Other” represents securities that are not classified by the fund’s benchmark index.

3   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4   Includes $28,850,000 of collateral received for securities on loan.

5   Securities with a value of $11,741,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2019	1,078	158,692	2,654

See accompanying Notes, which are an integral part of the Financial Statements.

27

Value Index Fund

Statement of Operations

Six Months Ended June 30, 2019
($000)
Investment Income
Income
Dividends	1,065,442
Interest[1]	2,096
Securities Lending—Net	2,564
Total Income	1,070,102
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,843
Management and Administrative—Investor Shares	1,030
Management and Administrative—ETF Shares	6,139
Management and Administrative—Admiral Shares	3,524
Management and Administrative—Institutional Shares	1,660
Marketing and Distribution—Investor Shares	64
Marketing and Distribution—ETF Shares	1,041
Marketing and Distribution—Admiral Shares	465
Marketing and Distribution—Institutional Shares	135
Custodian Fees	265
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—ETF Shares	742
Shareholders’ Reports—Admiral Shares	77
Shareholders’ Reports—Institutional Shares	38
Trustees’ Fees and Expenses	18
Total Expenses	17,053
Net Investment Income	1,053,049
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,181,823
Futures Contracts	31,804
Realized Net Gain (Loss)	1,213,627
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	8,216,592
Futures Contracts	1,005
Change in Unrealized Appreciation (Depreciation)	8,217,597
Net Increase (Decrease) in Net Assets Resulting from Operations	10,484,273

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,869,000, $19,000, and $9,000, respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $1,898,567,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,053,049	1,764,881
Realized Net Gain (Loss)	1,213,627	3,138,775
Change in Unrealized Appreciation (Depreciation)	8,217,597	(9,094,447)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,484,273	(4,190,791)
Distributions
Net Investment Income
Investor Shares	(16,275)	(36,993)
ETF Shares	(625,396)	(1,030,963)
Admiral Shares	(246,916)	(434,831)
Institutional Shares	(142,154)	(258,024)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(1,030,741)	(1,760,811)
Capital Share Transactions
Investor Shares	(328,889)	(127,208)
ETF Shares	1,523,645	8,586,445
Admiral Shares	697,392	1,130,589
Institutional Shares	(285,980)	514,891
Net Increase (Decrease) from Capital Share Transactions	1,606,168	10,104,717
Total Increase (Decrease)	11,059,700	4,153,115
Net Assets
Beginning of Period	69,201,862	65,048,747
End of Period	80,261,562	69,201,862

See accompanying Notes, which are an integral part of the Financial Statements.

29

Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Six Months Ended June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$38.18	$41.42	$36.24	$31.82	$32.95	$29.78
Investment Operations
Net Investment Income	.544 [1]	1.009 [1]	.918 [1]	.850	.782	.691
Net Realized and Unrealized Gain (Loss) on Investments	5.125	(3.261)	5.166	4.415	(1.130)	3.164
Total from Investment Operations	5.669	(2.252)	6.084	5.265	(.348)	3.855
Distributions
Dividends from Net Investment Income	(.529)	(.988)	(.904)	(.845)	(.782)	(.685)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.529)	(.988)	(.904)	(.845)	(.782)	(.685)
Net Asset Value, End of Period	$43.32	$38.18	$41.42	$36.24	$31.82	$32.95
Total Return[2]	14.89%	-5.55%	16.99%	16.75%	-1.03%	13.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,224	$1,381	$1,626	$1,587	$1,397	$1,593
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.18%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.65%	2.43%	2.40%	2.64%	2.44%	2.25%
Portfolio Turnover Rate[3]	15%	8%	9%	7%	8%	6%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Six Months Ended June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$97.84	$106.14	$92.87	$81.56	$84.45	$76.34
Investment Operations
Net Investment Income	1.469 [1]	2.722 [1]	2.473 [1]	2.282	2.123	1.888
Net Realized and Unrealized Gain (Loss) on Investments	13.135	(8.352)	13.234	11.301	(2.890)	8.095
Total from Investment Operations	14.604	(5.630)	15.707	13.583	(.767)	9.983
Distributions
Dividends from Net Investment Income	(1.434)	(2.670)	(2.437)	(2.273)	(2.123)	(1.873)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.434)	(2.670)	(2.437)	(2.273)	(2.123)	(1.873)
Net Asset Value, End of Period	$111.01	$97.84	$106.14	$92.87	$81.56	$84.45
Total Return	14.96%	-5.39%	17.12%	16.88%	-0.89%	13.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48,743	$41,510	$36,560	$27,126	$18,648	$17,277
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.06%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.78%	2.56%	2.52%	2.76%	2.58%	2.39%
Portfolio Turnover Rate[2]	15%	8%	9%	7%	8%	6%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

31

Value Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Six Months Ended June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$38.17	$41.41	$36.23	$31.82	$32.94	$29.78
Investment Operations
Net Investment Income	.571 [1]	1.059 [1]	.965 [1]	.890	.829	.737
Net Realized and Unrealized Gain (Loss) on Investments	5.116	(3.261)	5.165	4.407	(1.121)	3.154
Total from Investment Operations	5.687	(2.202)	6.130	5.297	(.292)	3.891
Distributions
Dividends from Net Investment Income	(.557)	(1.038)	(.950)	(.887)	(.828)	(.731)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.557)	(1.038)	(.950)	(.887)	(.828)	(.731)
Net Asset Value, End of Period	$43.30	$38.17	$41.41	$36.23	$31.82	$32.94
Total Return[2]	14.94%	-5.43%	17.13%	16.86%	-0.86%	13.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,472	$16,522	$16,778	$13,424	$10,408	$9,701
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.77%	2.55%	2.52%	2.76%	2.58%	2.39%
Portfolio Turnover Rate[3]	15%	8%	9%	7%	8%	6%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

32

Value Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Six Months Ended June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$38.17	$41.41	$36.23	$31.82	$32.94	$29.78
Investment Operations
Net Investment Income	.574 [1]	1.063 [1]	.969 [1]	.893	.831	.739
Net Realized and Unrealized Gain (Loss) on Investments	5.115	(3.260)	5.165	4.407	(1.120)	3.154
Total from Investment Operations	5.689	(2.197)	6.134	5.300	(.289)	3.893
Distributions
Dividends from Net Investment Income	(.559)	(1.043)	(.954)	(.890)	(.831)	(.733)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.559)	(1.043)	(.954)	(.890)	(.831)	(.733)
Net Asset Value, End of Period	$43.30	$38.17	$41.41	$36.23	$31.82	$32.94
Total Return	14.95%	-5.42%	17.14%	16.87%	-0.85%	13.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,822	$9,789	$10,085	$8,684	$7,176	$7,860
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.78%	2.56%	2.53%	2.77%	2.59%	2.40%
Portfolio Turnover Rate[2]	15%	8%	9%	7%	8%	6%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

33

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

34

Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are

35

Value Index Fund

amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the fund had contributed to Vanguard capital in the amount of $3,781,000, representing 0.00% of the fund’s net assets and 1.51% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	80,106,361	—	—
Temporary Cash Investments	444,071	24,350	—
Futures Contracts—Assets[1]	1,209	—	—
Total	80,551,641	24,350	—

1  Represents variation margin on the last day of the reporting period.

36

Value Index Fund

D.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	65,073,649
Gross Unrealized Appreciation	18,349,647
Gross Unrealized Depreciation	(2,845,860)
Net Unrealized Appreciation (Depreciation)	15,503,787

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the fund had available capital losses totaling $474,500,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carry-forward balance above.

E.   During the six months ended June 30, 2019, the fund purchased $12,331,923,000 of investment securities and sold $10,702,426,000 of investment securities, other than temporary cash investments. Purchases and sales include $5,798,318,000 and $4,974,759,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2019, such purchases and sales were $2,158,272,000 and $1,058,200,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F.   Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	34,931	841	285,966	6,836
Issued in Lieu of Cash Distributions	15,347	364	33,551	830
Redeemed[1]	(379,167)	(9,111)	(446,725)	(10,770)
Net Increase (Decrease)—Investor Shares	(328,889)	(7,906)	(127,208)	(3,104)
ETF Shares
Issued	6,535,854	61,163	14,303,249	135,191
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,012,209)	(46,325)	(5,716,804)	(55,375)
Net Increase (Decrease)—ETF Shares	1,523,645	14,838	8,586,445	79,816

37

Value Index Fund

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued[1]	2,074,571	49,841	3,802,677	92,033
Issued in Lieu of Cash Distributions	210,604	4,988	373,799	9,257
Redeemed	(1,587,783)	(38,051)	(3,045,887)	(73,617)
Net Increase (Decrease)—Admiral Shares	697,392	16,778	1,130,589	27,673
Institutional Shares
Issued	995,407	23,774	1,876,041	45,488
Issued in Lieu of Cash Distributions	130,367	3,089	238,672	5,911
Redeemed	(1,411,754)	(33,418)	(1,599,822)	(38,496)
Net Increase (Decrease)—Institutional Shares	(285,980)	(6,555)	514,891	12,903

1  In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include $264,924,000 from the conversion during the six months ended June 30, 2019.

G.   Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

38

Large-Cap Index Fund

Sector Diversification

As of June 30, 2019

Basic Materials	2.1%
Consumer Goods	8.0
Consumer Services	14.1
Financials	18.3
Health Care	12.9
Industrials	12.6
Oil & Gas	5.0
Other	0.0
Technology	21.7
Telecommunications	2.1
Utilities	3.2

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

39

Large-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.4%)[1]
Basic Materials (2.1%)
	Linde plc	487,489	97,888
	DuPont de Nemours Inc.	672,575	50,490
	Ecolab Inc.	233,024	46,008
	Air Products & Chemicals Inc.	197,723	44,759
	Dow Inc.	670,816	33,078
	Newmont Goldcorp Corp.	725,286	27,902
	PPG Industries Inc.	211,979	24,740
	LyondellBasell Industries NV Class A	266,060	22,916
	International Paper Co.	357,092	15,469
	Nucor Corp.	273,892	15,091
	Freeport-McMoRan Inc.	1,238,668	14,381
^	International Flavors & Fragrances Inc.	95,905	13,915
	Celanese Corp. Class A	113,831	12,271
	FMC Corp.	118,396	9,821
	CF Industries Holdings Inc.	198,195	9,258
	Avery Dennison Corp.	75,702	8,757
	Eastman Chemical Co.	112,410	8,749
	Mosaic Co.	311,367	7,793
	Albemarle Corp.	95,099	6,696
*	Axalta Coating Systems Ltd.	94,584	2,816
	Reliance Steel & Aluminum Co.	28,720	2,717
	Westlake Chemical Corp.	34,571	2,401
			477,916
Consumer Goods (8.0%)
	Procter & Gamble Co.	2,252,974	247,039
	Coca-Cola Co.	3,448,761	175,611
	PepsiCo Inc.	1,259,135	165,110
	Philip Morris International Inc.	1,397,417	109,739
	NIKE Inc. Class B	1,129,090	94,787
	Altria Group Inc.	1,680,458	79,570
	Mondelez International Inc. Class A	1,294,140	69,754
	Colgate-Palmolive Co.	771,135	55,267
	General Motors Co.	1,146,670	44,181
	Kimberly-Clark Corp.	308,774	41,153
	Estee Lauder Cos. Inc. Class A	197,007	36,074
	Ford Motor Co.	3,520,842	36,018
	Activision Blizzard Inc.	688,001	32,474
	General Mills Inc.	537,583	28,234
*	Electronic Arts Inc.	266,989	27,035
^,*	Tesla Inc.	119,991	26,813
	Constellation Brands Inc. Class A	134,920	26,571
	VF Corp.	285,207	24,913
*	Monster Beverage Corp.	341,548	21,801
	Tyson Foods Inc. Class A	264,670	21,370
	Archer-Daniels-Midland Co.	503,344	20,536
*	Corteva Inc.	672,022	19,872
	Aptiv plc	231,661	18,725
*	Lululemon Athletica Inc.	99,371	17,908
	Hershey Co.	133,143	17,845
	Clorox Co.	114,431	17,521
	McCormick & Co. Inc.	110,047	17,058
	Kraft Heinz Co.	548,032	17,011
	Church & Dwight Co. Inc.	221,224	16,163
	Brown-Forman Corp. Class B	262,913	14,573
	DR Horton Inc.	318,748	13,748
	Genuine Parts Co.	124,744	12,921
	Lennar Corp. Class A	258,090	12,507
	Kellogg Co.	229,613	12,300
	Conagra Brands Inc.	436,685	11,581
*	Take-Two Interactive Software Inc.	101,219	11,491
	Hasbro Inc.	107,201	11,329
	JM Smucker Co.	96,923	11,165
*	NVR Inc.	2,902	9,781
	Hormel Foods Corp.	240,239	9,739
	Garmin Ltd.	119,141	9,508

40

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Molson Coors Brewing Co. Class B	158,759	8,891
	Lamb Weston Holdings Inc.	131,145	8,309
	Tapestry Inc.	260,085	8,253
	Whirlpool Corp.	56,776	8,083
*	Wayfair Inc.	54,575	7,968
	BorgWarner Inc.	185,848	7,802
	Lear Corp.	55,806	7,772
*	Mohawk Industries Inc.	51,948	7,661
	Keurig Dr Pepper Inc.	252,320	7,292
	Fortune Brands Home & Security Inc.	125,397	7,164
*	LKQ Corp.	267,522	7,119
	PulteGroup Inc.	223,561	7,069
	Campbell Soup Co.	175,479	7,031
	Bunge Ltd.	120,497	6,713
	PVH Corp.	67,293	6,369
*	WABCO Holdings Inc.	45,973	6,096
	Newell Brands Inc.	342,004	5,274
	Ralph Lauren Corp. Class A	44,444	5,048
*	Under Armour Inc. Class A	188,324	4,774
	Coty Inc. Class A	269,429	3,610
*	Under Armour Inc. Class C	151,461	3,362
	Hanesbrands Inc.	161,918	2,788
	Harley-Davidson Inc.	71,232	2,552
*	Capri Holdings Ltd.	64,255	2,228
*	Levi Strauss & Co. Class A	36,490	762
	Lennar Corp. Class B	11,668	449
			1,817,235
Consumer Services (14.1%)
*	Amazon.com Inc.	375,868	711,755
	Walt Disney Co.	1,616,338	225,705
	Home Depot Inc.	988,328	205,543
	Comcast Corp. Class A	4,068,375	172,011
*	Netflix Inc.	392,704	144,248
	McDonald’s Corp.	685,839	142,421
	Walmart Inc.	1,287,583	142,265
	Costco Wholesale Corp.	395,078	104,403
	Starbucks Corp.	1,033,478	86,637
*	Booking Holdings Inc.	38,884	72,896
	Lowe’s Cos. Inc.	714,963	72,147
	CVS Health Corp.	1,166,812	63,580
*	Charter Communications Inc. Class A	140,478	55,514
	TJX Cos. Inc.	1,036,787	54,825
	Target Corp.	460,235	39,861
	Walgreens Boots Alliance Inc.	698,194	38,170
	Marriott International Inc. Class A	254,326	35,679
	Ross Stores Inc.	330,185	32,728
	Dollar General Corp.	231,933	31,348
	Sysco Corp.	438,297	30,996
	Yum! Brands Inc.	274,847	30,417
	Delta Air Lines Inc.	528,940	30,017
	eBay Inc.	743,628	29,373
*	O’Reilly Automotive Inc.	70,321	25,971
	Hilton Worldwide Holdings Inc.	261,268	25,536
*	AutoZone Inc.	22,356	24,580
*	Dollar Tree Inc.	214,293	23,013
	McKesson Corp.	170,520	22,916
	Southwest Airlines Co.	438,974	22,291
	Las Vegas Sands Corp.	347,094	20,510
	Royal Caribbean Cruises Ltd.	150,699	18,266
*	Chipotle Mexican Grill Inc. Class A	24,895	18,245
*	United Continental Holdings Inc.	201,856	17,673
*	Ulta Beauty Inc.	49,905	17,312
	Carnival Corp.	355,167	16,533
	Omnicom Group Inc.	197,824	16,212
	Kroger Co.	724,887	15,737
	CBS Corp. Class B	302,541	15,097
	Best Buy Co. Inc.	204,695	14,273
	Expedia Group Inc.	103,933	13,826
	Darden Restaurants Inc.	110,267	13,423
*	Liberty Broadband Corp.	126,690	13,204
*	Copart Inc.	175,092	13,086
*	CarMax Inc.	149,438	12,976
	AmerisourceBergen Corp. Class A	141,440	12,059
	Tractor Supply Co.	108,167	11,769
	American Airlines Group Inc.	360,048	11,741
	MGM Resorts International	410,679	11,733
	Fox Corp. Class A	313,153	11,474
*	Norwegian Cruise Line Holdings Ltd.	193,170	10,360
	Domino’s Pizza Inc.	36,860	10,257
	Wynn Resorts Ltd.	82,052	10,174
	FactSet Research Systems Inc.	34,331	9,838
	Tiffany & Co.	103,427	9,685
	Viacom Inc. Class B	320,819	9,583
	Advance Auto Parts Inc.	61,110	9,420
*	Discovery Communications Inc.	308,007	8,763
*	Live Nation Entertainment Inc.	123,317	8,170

41

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Aramark	221,374	7,983
	Interpublic Group of Cos. Inc.	348,072	7,863
*	DISH Network Corp. Class A	196,544	7,549
*	Altice USA Inc. Class A	308,106	7,502
	Nielsen Holdings plc	318,914	7,207
	Alaska Air Group Inc.	110,641	7,071
^,*	Uber Technologies Inc.	150,968	7,002
	Kohl’s Corp.	146,268	6,955
^	Sirius XM Holdings Inc.	1,239,298	6,915
	Macy’s Inc.	276,901	5,942
	L Brands Inc.	209,651	5,472
	Fox Corp. Class B	149,571	5,464
*	Liberty Media Corp- Liberty SiriusXM Class C	141,713	5,382
	News Corp. Class A	396,421	5,348
	Rollins Inc.	146,701	5,262
	Gap Inc.	254,738	4,578
^,*	Discovery Communications Inc. Class A	134,818	4,139
	Vail Resorts Inc.	18,013	4,020
*	Liberty Media Corp- Liberty SiriusXM Class A	73,859	2,793
*	Liberty Broadband Corp. Class A	26,174	2,692
	Hyatt Hotels Corp. Class A	32,569	2,480
^,*	Lyft Inc. Class A	37,324	2,453
*	TripAdvisor Inc.	48,439	2,242
*	Qurate Retail Group Inc. QVC Group Class A	179,591	2,225
	Nordstrom Inc.	48,437	1,543
*	Chewy Inc.	41,622	1,457
^,*	Carvana Co. Class A	21,028	1,316
	News Corp. Class B	58,247	813
	Viacom Inc. Class A	5,806	198
	CBS Corp. Class A	2,085	104
			3,210,215
Financials (18.2%)
*	Berkshire Hathaway Inc. Class B	1,738,705	370,640
	JPMorgan Chase & Co.	2,768,177	309,482
	Visa Inc. Class A	1,561,990	271,083
	Bank of America Corp.	7,686,644	222,913
	Mastercard Inc. Class A	816,339	215,946
	Wells Fargo & Co.	3,633,244	171,925
	Citigroup Inc.	2,077,159	145,463
	American Tower Corp.	397,047	81,176
	American Express Co.	562,670	69,456
	US Bancorp	1,287,101	67,444
	Goldman Sachs Group Inc.	312,276	63,892
	CME Group Inc.	321,583	62,422
	Chubb Ltd.	349,662	51,502
	S&P Global Inc.	221,224	50,393
	PNC Financial Services Group Inc.	364,959	50,102
	Morgan Stanley	1,133,943	49,678
	Crown Castle International Corp.	373,450	48,679
	Marsh & McLennan Cos. Inc.	459,337	45,819
	BlackRock Inc.	97,215	45,623
	Prologis Inc.	566,590	45,384
	Intercontinental Exchange Inc.	506,753	43,550
	Charles Schwab Corp.	1,079,587	43,389
	Simon Property Group Inc.	263,692	42,127
	Progressive Corp.	524,572	41,929
	Aon plc	216,071	41,697
	American International Group Inc.	781,313	41,628
	Capital One Financial Corp.	422,173	38,308
	Equinix Inc.	75,536	38,092
	Prudential Financial Inc.	364,837	36,849
	Aflac Inc.	670,042	36,725
	Bank of New York Mellon Corp.	773,973	34,171
	BB&T Corp.	688,341	33,818
	Travelers Cos. Inc.	223,651	33,440
	MetLife Inc.	640,354	31,806
	Public Storage	133,254	31,737
	Allstate Corp.	299,314	30,437
	Welltower Inc.	363,688	29,651
	Moody’s Corp.	144,757	28,272
	AvalonBay Communities Inc.	125,271	25,453
	Equity Residential	332,940	25,277
	SunTrust Banks Inc.	398,565	25,050
*	SBA Communications Corp. Class A	101,726	22,872
	Ventas Inc.	331,787	22,678
	Discover Financial Services	290,896	22,571
	T. Rowe Price Group Inc.	201,914	22,152
	Digital Realty Trust Inc.	187,092	22,038
*	IHS Markit Ltd.	338,862	21,592
	Synchrony Financial	588,338	20,398
	M&T Bank Corp.	116,600	19,830
	Realty Income Corp.	284,283	19,607
	Fifth Third Bancorp	659,805	18,409

42

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Hartford Financial Services Group Inc.	324,888	18,103
	Boston Properties Inc.	138,800	17,905
	State Street Corp.	318,690	17,866
	Weyerhaeuser Co.	669,174	17,626
	Ameriprise Financial Inc.	120,391	17,476
	MSCI Inc. Class A	72,309	17,267
	Essex Property Trust Inc.	59,064	17,243
	Northern Trust Corp.	185,980	16,738
	KeyCorp	905,957	16,081
*	CBRE Group Inc. Class A	287,229	14,735
	Equifax Inc.	108,592	14,686
	First Republic Bank	149,817	14,630
	Arthur J Gallagher & Co.	166,491	14,583
	Citizens Financial Group Inc.	411,980	14,568
	Principal Financial Group Inc.	249,848	14,471
	Cincinnati Financial Corp.	139,245	14,436
	Alexandria Real Estate Equities Inc.	101,411	14,308
	HCP Inc.	429,565	13,737
	Regions Financial Corp.	910,741	13,606
	Huntington Bancshares Inc.	939,957	12,990
*	Markel Corp.	11,811	12,869
*	Arch Capital Group Ltd.	344,098	12,759
	Loews Corp.	233,228	12,751
	WP Carey Inc.	153,179	12,435
	TD Ameritrade Holding Corp.	249,005	12,430
	Host Hotels & Resorts Inc.	664,935	12,115
	Mid-America Apartment Communities Inc.	102,364	12,054
	Annaly Capital Management Inc.	1,309,512	11,956
	KKR & Co. Inc. Class A	463,582	11,715
	Lincoln National Corp.	181,461	11,695
	Extra Space Storage Inc.	108,884	11,553
	UDR Inc.	252,673	11,343
	Ally Financial Inc.	357,550	11,080
*	SVB Financial Group	46,655	10,478
	Cboe Global Markets Inc.	100,305	10,395
	Duke Realty Corp.	323,000	10,210
	Invitation Homes Inc.	377,269	10,084
	Comerica Inc.	138,182	10,038
	Regency Centers Corp.	150,244	10,027
	Nasdaq Inc.	104,152	10,016
	Vornado Realty Trust	153,931	9,867
	E*TRADE Financial Corp.	220,452	9,832
	Raymond James Financial Inc.	114,146	9,651
	Fidelity National Financial Inc.	234,073	9,433
	Camden Property Trust	86,906	9,072
	Everest Re Group Ltd.	36,533	9,030
	Reinsurance Group of America Inc. Class A	56,283	8,782
	Franklin Resources Inc.	251,141	8,740
	Federal Realty Investment Trust	67,212	8,654
*	Alleghany Corp.	12,309	8,384
	WR Berkley Corp.	123,291	8,129
	AGNC Investment Corp.	481,200	8,094
	Iron Mountain Inc.	257,080	8,047
	Torchmark Corp.	88,787	7,943
	VEREIT Inc.	872,169	7,858
	Western Union Co.	385,933	7,676
	Zions Bancorp NA	163,643	7,524
	Invesco Ltd.	363,433	7,436
	Voya Financial Inc.	130,480	7,216
	Kimco Realty Corp.	359,275	6,639
	SEI Investments Co.	116,444	6,533
	SL Green Realty Corp.	75,620	6,078
	People’s United Financial Inc.	356,811	5,987
*	Athene Holding Ltd. Class A	137,805	5,934
	Unum Group	170,957	5,736
	AXA Equitable Holdings Inc.	265,190	5,542
	Interactive Brokers Group Inc.	64,408	3,491
	Jones Lang LaSalle Inc.	20,523	2,887
	Affiliated Managers Group Inc.	23,010	2,120
	Macerich Co.	63,182	2,116
	Jefferies Financial Group Inc.	105,511	2,029
*	Berkshire Hathaway Inc. Class A	6	1,910
			4,144,003
Health Care (12.8%)
	Johnson & Johnson	2,384,705	332,142
	Pfizer Inc.	4,993,831	216,333
	UnitedHealth Group Inc.	853,575	208,281
	Merck & Co. Inc.	2,312,472	193,901
	Abbott Laboratories	1,584,409	133,249
	Medtronic plc	1,204,137	117,271
	Thermo Fisher Scientific Inc.	359,241	105,502
	Amgen Inc.	547,834	100,955
	AbbVie Inc.	1,327,781	96,556
	Eli Lilly & Co.	784,755	86,943
	Gilead Sciences Inc.	1,142,082	77,159
	Bristol-Myers Squibb Co.	1,469,182	66,627

43

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Anthem Inc.	231,000	65,190
	Becton Dickinson and Co.	242,253	61,050
*	Celgene Corp.	633,454	58,556
	Stryker Corp.	268,556	55,210
*	Intuitive Surgical Inc.	103,688	54,390
	Cigna Corp.	341,023	53,728
*	Boston Scientific Corp.	1,248,917	53,678
	Allergan plc	294,431	49,297
	Zoetis Inc.	429,895	48,789
*	Illumina Inc.	132,025	48,605
*	Vertex Pharmaceuticals Inc.	230,064	42,189
*	Biogen Inc.	174,168	40,733
	Baxter International Inc.	436,288	35,732
*	Edwards Lifesciences Corp.	187,333	34,608
	HCA Healthcare Inc.	245,933	33,243
	Humana Inc.	121,322	32,187
*	Alexion Pharmaceuticals Inc.	191,332	25,061
*	IQVIA Holdings Inc.	150,581	24,228
*	Regeneron Pharmaceuticals Inc.	72,571	22,715
	Zimmer Biomet Holdings Inc.	183,951	21,658
*	IDEXX Laboratories Inc.	77,253	21,270
*	Centene Corp.	352,826	18,502
*	Align Technology Inc.	64,689	17,705
	ResMed Inc.	128,846	15,723
*	Laboratory Corp. of America Holdings	88,702	15,337
	Cooper Cos. Inc.	44,369	14,947
*	Incyte Corp.	163,474	13,889
*	BioMarin Pharmaceutical Inc.	160,982	13,788
	Teleflex Inc.	41,483	13,737
*	WellCare Health Plans Inc.	45,233	12,895
	Cardinal Health Inc.	267,662	12,607
	Quest Diagnostics Inc.	120,841	12,303
	Dentsply Sirona Inc.	210,400	12,279
*	DexCom Inc.	81,888	12,270
*	Hologic Inc.	240,314	11,540
*	Elanco Animal Health Inc.	328,937	11,118
*	Varian Medical Systems Inc.	81,540	11,100
*	ABIOMED Inc.	38,448	10,015
*	Henry Schein Inc.	133,670	9,343
	Universal Health Services Inc. Class B	70,605	9,206
*	Mylan NV	462,216	8,801
*	Alnylam Pharmaceuticals Inc.	95,932	6,961
*	Jazz Pharmaceuticals plc	48,264	6,880
*	Exact Sciences Corp.	57,886	6,833
*	Seattle Genetics Inc.	94,010	6,506
*	DaVita Inc.	111,913	6,296
	Perrigo Co. plc	109,021	5,192
*	Nektar Therapeutics Class A	78,112	2,779
			2,915,588
Industrials (12.5%)
	Boeing Co.	480,074	174,752
*	PayPal Holdings Inc.	1,002,539	114,751
	Honeywell International Inc.	653,643	114,120
	Union Pacific Corp.	635,748	107,511
	Accenture plc Class A	572,886	105,852
	United Technologies Corp.	774,525	100,843
	3M Co.	517,746	89,746
	Danaher Corp.	578,671	82,704
	General Electric Co.	7,832,758	82,244
	Lockheed Martin Corp.	215,704	78,417
	Caterpillar Inc.	513,660	70,007
	United Parcel Service Inc. Class B	626,479	64,697
	Automatic Data Processing Inc.	371,350	61,395
	CSX Corp.	690,395	53,416
	Northrop Grumman Corp.	152,512	49,278
	Norfolk Southern Corp.	238,898	47,620
	Deere & Co.	284,717	47,180
	Waste Management Inc.	381,536	44,018
	Raytheon Co.	251,394	43,712
	General Dynamics Corp.	220,587	40,107
	Illinois Tool Works Inc.	263,398	39,723
	Emerson Electric Co.	552,611	36,870
	Fidelity National Information Services Inc.	290,837	35,680
	FedEx Corp.	210,772	34,607
*	Worldpay Inc. Class A	279,637	34,270
	Sherwin-Williams Co.	74,661	34,216
	Roper Technologies Inc.	93,323	34,180
*	Fiserv Inc.	352,306	32,116
	Eaton Corp. plc	379,861	31,635
	Johnson Controls International plc	714,512	29,517
	TE Connectivity Ltd.	302,633	28,986
	Ingersoll-Rand plc	216,545	27,430
	Amphenol Corp. Class A	268,241	25,735
	Cummins Inc.	141,431	24,233
	Paychex Inc.	290,451	23,901
	Waste Connections Inc.	236,831	22,636
	Global Payments Inc.	141,156	22,603
	PACCAR Inc.	311,192	22,300
	Willis Towers Watson plc	116,160	22,249
*	Square Inc.	302,034	21,907
*	FleetCor Technologies Inc.	77,414	21,742
	Agilent Technologies Inc.	283,844	21,195

44

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Ball Corp.	300,708	21,047
	Fortive Corp.	255,922	20,863
*	TransDigm Group Inc.	42,995	20,801
	Verisk Analytics Inc. Class A	139,664	20,455
	Stanley Black & Decker Inc.	136,122	19,685
	Parker-Hannifin Corp.	115,239	19,592
	Cintas Corp.	79,853	18,948
*	Mettler-Toledo International Inc.	22,285	18,719
	AMETEK Inc.	204,750	18,600
	Total System Services Inc.	143,060	18,350
*	CoStar Group Inc.	32,826	18,188
	L3 Technologies Inc.	71,376	17,499
	Rockwell Automation Inc.	106,336	17,421
	Fastenal Co.	514,547	16,769
	Republic Services Inc. Class A	187,874	16,277
	Vulcan Materials Co.	118,529	16,275
*	Keysight Technologies Inc.	169,114	15,188
	Xylem Inc.	161,758	13,529
	Broadridge Financial Solutions Inc.	104,389	13,328
*	First Data Corp. Class A	491,082	13,294
	Dover Corp.	130,652	13,091
	Martin Marietta Materials Inc.	56,153	12,921
*	Waters Corp.	59,340	12,772
	TransUnion	168,415	12,380
	Expeditors International of Washington Inc.	154,694	11,735
	WW Grainger Inc.	42,261	11,336
	Textron Inc.	209,426	11,108
	Kansas City Southern	90,202	10,988
	Masco Corp.	264,118	10,364
	CH Robinson Worldwide Inc.	122,858	10,363
	Jacobs Engineering Group Inc.	122,522	10,340
^	Wabtec Corp.	143,402	10,291
*	Trimble Inc.	226,396	10,213
	Old Dominion Freight Line Inc.	65,530	9,781
*	United Rentals Inc.	70,781	9,388
	Westrock Co.	230,924	8,422
	Arconic Inc.	321,783	8,308
	Snap-on Inc.	49,651	8,224
	Packaging Corp. of America	85,020	8,104
	Huntington Ingalls Industries Inc.	35,392	7,954
*	Crown Holdings Inc.	121,369	7,416
	JB Hunt Transport Services Inc.	77,946	7,125
*	Sensata Technologies Holding plc	144,916	7,101
	Hubbell Inc. Class B	48,999	6,389
	Xerox Corp.	171,201	6,062
	Sealed Air Corp.	140,237	5,999
	Alliance Data Systems Corp.	42,262	5,922
	Robert Half International Inc.	101,237	5,772
	Pentair plc	154,078	5,732
*	IPG Photonics Corp.	30,958	4,775
	Jack Henry & Associates Inc.	34,605	4,634
	Cognex Corp.	72,905	3,498
	FLIR Systems Inc.	60,659	3,282
	HEICO Corp. Class A	30,350	3,137
	Flowserve Corp.	58,740	3,095
	AO Smith Corp.	63,254	2,983
*	Arrow Electronics Inc.	38,370	2,735
	HEICO Corp.	19,600	2,623
	Allison Transmission Holdings Inc.	53,523	2,481
^,*	XPO Logistics Inc.	41,211	2,382
^	ADT Inc.	50,660	310
			2,856,465
Oil & Gas (4.9%)
	Exxon Mobil Corp.	3,800,269	291,215
	Chevron Corp.	1,710,791	212,891
	ConocoPhillips	1,015,105	61,921
	Schlumberger Ltd.	1,243,907	49,433
	EOG Resources Inc.	521,244	48,559
	Phillips 66	407,484	38,116
	Kinder Morgan Inc.	1,728,881	36,099
	Occidental Petroleum Corp.	672,129	33,795
	Marathon Petroleum Corp.	594,864	33,241
	Valero Energy Corp.	374,742	32,082
	Anadarko Petroleum Corp.	450,981	31,821
	Williams Cos. Inc.	1,088,204	30,513
	ONEOK Inc.	370,614	25,502
	Pioneer Natural Resources Co.	151,275	23,275
	Concho Resources Inc.	180,316	18,605
	Halliburton Co.	745,942	16,963
	Diamondback Energy Inc.	147,926	16,119
	Hess Corp.	245,404	15,600
*	Cheniere Energy Inc.	207,814	14,225
	Baker Hughes a GE Co. Class A	463,734	11,422
	Marathon Oil Corp.	735,811	10,456

45

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Devon Energy Corp.	354,843	10,120
	Apache Corp.	338,188	9,797
	Noble Energy Inc.	428,777	9,605
	Cabot Oil & Gas Corp.	379,523	8,714
	Targa Resources Corp.	208,315	8,178
	National Oilwell Varco Inc.	346,091	7,694
	OGE Energy Corp.	179,190	7,626
	HollyFrontier Corp.	137,783	6,377
*	Continental Resources Inc.	84,431	3,554
	Cimarex Energy Co.	45,450	2,696
			1,126,214
Other (0.0%)[2]
*,§	American International Group Inc. Warrants Exp. 01/19/2021	3,568	—

Technology (21.5%)
	Microsoft Corp.	6,882,474	921,976
	Apple Inc.	3,719,318	736,127
*	Facebook Inc. Class A	2,157,883	416,471
*	Alphabet Inc. Class A	269,386	291,691
*	Alphabet Inc. Class C	265,442	286,919
	Cisco Systems Inc.	3,844,790	210,425
	Intel Corp.	4,021,094	192,490
*	Adobe Inc.	438,261	129,134
	Oracle Corp.	1,995,259	113,670
	International Business Machines Corp.	796,363	109,818
*	salesforce.com Inc.	661,081	100,306
	Broadcom Inc.	337,751	97,225
	Texas Instruments Inc.	842,608	96,698
	NVIDIA Corp.	519,645	85,341
	QUALCOMM Inc.	1,091,883	83,059
	Intuit Inc.	221,176	57,800
*	ServiceNow Inc.	166,630	45,752
*	Micron Technology Inc.	994,446	38,376
	Applied Materials Inc.	841,046	37,771
	Analog Devices Inc.	332,246	37,501
	Cognizant Technology Solutions Corp. Class A	511,607	32,431
*	Autodesk Inc.	197,680	32,202
*	Workday Inc. Class A	144,581	29,723
*	Red Hat Inc.	151,663	28,476
	HP Inc.	1,352,522	28,119
	Xilinx Inc.	228,013	26,887
*	Advanced Micro Devices Inc.	874,272	26,552
	Lam Research Corp.	134,639	25,291
	Motorola Solutions Inc.	147,961	24,669
	Corning Inc.	704,687	23,417
*	Twitter Inc.	655,828	22,888
	Cerner Corp.	277,714	20,356
*	VeriSign Inc.	96,301	20,142
	Harris Corp.	106,400	20,123
*	Veeva Systems Inc. Class A	114,829	18,615
	Microchip Technology Inc.	212,865	18,455
	Hewlett Packard Enterprise Co.	1,209,489	18,082
*	Cadence Design Systems Inc.	252,440	17,875
*	Synopsys Inc.	134,660	17,329
	KLA-Tencor Corp.	145,196	17,162
*	Splunk Inc.	134,923	16,967
*	Palo Alto Networks Inc.	81,926	16,693
*	ANSYS Inc.	75,418	15,447
*	IAC/InterActiveCorp	70,379	15,310
	Maxim Integrated Products Inc.	244,352	14,617
	CDW Corp.	131,240	14,568
	NetApp Inc.	222,037	13,700
*	Twilio Inc. Class A	100,152	13,656
	Marvell Technology Group Ltd.	564,773	13,481
	DXC Technology Co.	240,663	13,273
*	Arista Networks Inc.	48,231	12,522
*	Gartner Inc.	76,731	12,349
	Skyworks Solutions Inc.	154,831	11,964
	Western Digital Corp.	250,360	11,905
	VMware Inc. Class A	69,414	11,607
	Symantec Corp.	528,211	11,494
*	Akamai Technologies Inc.	140,225	11,238
	SS&C Technologies Holdings Inc.	192,758	11,105
*	GoDaddy Inc. Class A	157,955	11,081
	Citrix Systems Inc.	112,098	11,001
	Seagate Technology plc	223,367	10,525
*	Fortinet Inc.	130,118	9,997
^,*	Snap Inc.	620,696	8,876
	Juniper Networks Inc.	309,815	8,250
*	F5 Networks Inc.	53,543	7,797
*	Black Knight Inc.	127,672	7,679
*	Qorvo Inc.	106,830	7,116
*	Dell Technologies Inc.	139,681	7,096
*	Okta Inc.	46,564	5,751
*	Paycom Software Inc.	22,280	5,051
*	Dropbox Inc. Class A	162,902	4,081
*	Slack Technologies Inc. Class A	91,430	3,429
^	Match Group Inc.	47,860	3,219
	CDK Global Inc.	54,463	2,693
^,*	Pinterest Inc. Class A	77,252	2,103
*	Crowdstrike Holdings Inc. Class A	16,074	1,098
			4,916,083

46

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
Telecommunications (2.1%)
	AT&T Inc.	6,555,162	219,663
	Verizon Communications Inc.	3,714,688	212,220
*	T-Mobile US Inc.	268,736	19,924
	CenturyLink Inc.	879,483	10,343
*	Zayo Group Holdings Inc.	179,514	5,908
*	Sprint Corp.	550,057	3,614
^,*	Zoom Video Communications Inc. Class A	17,166	1,524
			473,196
Utilities (3.2%)
	NextEra Energy Inc.	430,294	88,150
	Duke Energy Corp.	654,111	57,719
	Dominion Energy Inc.	720,804	55,733
	Southern Co.	934,913	51,682
	Exelon Corp.	871,549	41,782
	American Electric Power Co. Inc.	443,345	39,019
	Sempra Energy	246,583	33,890
	Xcel Energy Inc.	462,104	27,491
	Public Service Enterprise Group Inc.	453,884	26,697
	Consolidated Edison Inc.	298,992	26,216
	WEC Energy Group Inc.	283,306	23,619
	Eversource Energy	288,370	21,847
	DTE Energy Co.	164,588	21,047
	FirstEnergy Corp.	477,325	20,434
	PPL Corp.	647,853	20,090
	Edison International	292,438	19,713
	American Water Works Co. Inc.	162,285	18,825
	Entergy Corp.	170,559	17,556
	Ameren Corp.	220,481	16,560
	CMS Energy Corp.	254,897	14,761
	Evergy Inc.	227,104	13,660
	CenterPoint Energy Inc.	450,701	12,904
*	PG&E Corp.	474,539	10,876
	Alliant Energy Corp.	212,751	10,442
	AES Corp.	597,209	10,009
	NiSource Inc.	334,472	9,633
	Pinnacle West Capital Corp.	100,615	9,467
	Vistra Energy Corp.	346,594	7,847
	NRG Energy Inc.	113,805	3,997
	Avangrid Inc.	55,371	2,796
			734,462
Total Common Stocks (Cost $14,584,744)			22,671,377
Temporary Cash Investments (1.1%)[1]
Money Market Fund (1.0%)
3,4	Vanguard Market Liquidity Fund, 2.499%	2,332,209	233,268

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill, 2.385%, 8/1/19	1,500	1,497
5	United States Treasury Bill, 2.344%, 8/22/19	1,500	1,495
5	United States Treasury Bill, 2.157%, 11/7/19	2,500	2,482
5	United States Treasury Bill, 2.135%, 11/14/19	1,300	1,290
			6,764
Total Temporary Cash Investments (Cost $240,008)			240,032
Total Investments (100.5%) (Cost $14,824,752)			22,911,409

			Amount
			($000)
Other Assets and Liabilities (-0.5%)
Other Assets
Investment in Vanguard			1,070
Receivables for Investment Securities Sold			495
Receivables for Accrued Income			18,935
Receivables for Capital Shares Issued			5,243
Variation Margin Receivable—Futures Contracts			591
Other Assets			7,720
Total Other Assets			34,054
Liabilities
Payables for Investment Securities Purchased			(26,951)
Collateral for Securities on Loan			(40,541)
Payables for Capital Shares Redeemed			(2,641)
Payables for Distributions			(63,787)
Payables to Vanguard			(3,494)
Total Liabilities			(137,414)
Net Assets (100%)			22,808,049

47

Large-Cap Index Fund

At June 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	14,889,596
Total Distributable Earnings (Loss)	7,918,453
Net Assets	22,808,049

Investor Shares—Net Assets
Applicable to 5,553,657 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	302,319
Net Asset Value Per Share—Investor Shares	$54.44

ETF Shares—Net Assets
Applicable to 107,452,825 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,478,501
Net Asset Value Per Share—ETF Shares	$134.74

Admiral Shares—Net Assets
Applicable to 95,683,558 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,511,288
Net Asset Value Per Share—Admiral Shares	$68.05

Institutional Shares—Net Assets
Applicable to 5,412,465 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,515,941
Net Asset Value Per Share—Institutional Shares	$280.08

•    See Note A in Notes to Financial Statements.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $39,401,000.

*     Non-income-producing security.

§   Security value determined using significant unobservable inputs.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.

2   “Other” represents securities that are not classified by the fund’s benchmark index.

3   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4   Includes $40,541,000 of collateral received for securities on loan.

5   Securities with a value of $5,843,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2019	889	130,870	2,188

See accompanying Notes, which are an integral part of the Financial Statements.

48

Large-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Dividends	210,089
Interest[1]	1,039
Securities Lending—Net	481
Total Income	211,609
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,289
Management and Administrative—Investor Shares	252
Management and Administrative—ETF Shares	1,324
Management and Administrative—Admiral Shares	908
Management and Administrative—Institutional Shares	153
Marketing and Distribution—Investor Shares	20
Marketing and Distribution—ETF Shares	273
Marketing and Distribution—Admiral Shares	153
Marketing and Distribution—Institutional Shares	18
Custodian Fees	219
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—ETF Shares	164
Shareholders’ Reports—Admiral Shares	19
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	5
Total Expenses	4,801
Net Investment Income	206,808
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	216,591
Futures Contracts	12,279
Realized Net Gain (Loss)	228,870
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	3,129,285
Futures Contracts	2,857
Change in Unrealized Appreciation (Depreciation)	3,132,142
Net Increase (Decrease) in Net Assets Resulting from Operations	3,567,820

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $955,000, $17,000, and $14,000, respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $309,854,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Large-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	206,808	404,119
Realized Net Gain (Loss)	228,870	673,142
Change in Unrealized Appreciation (Depreciation)	3,132,142	(1,954,468)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,567,820	(877,207)
Distributions
Net Investment Income
Investor Shares	(3,302)	(6,911)
ETF Shares	(144,569)	(243,075)
Admiral Shares	(63,791)	(106,867)
Institutional Shares	(14,265)	(23,370)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(225,927)	(380,223)
Capital Share Transactions
Investor Shares	(98,432)	(19,620)
ETF Shares	(21,607)	1,551,173
Admiral Shares	269,767	279,738
Institutional Shares	130,775	45,100
Net Increase (Decrease) from Capital Share Transactions	280,503	1,856,391
Total Increase (Decrease)	3,622,396	598,961
Net Assets
Beginning of Period	19,185,653	18,586,692
End of Period	22,808,049	19,185,653

See accompanying Notes, which are an integral part of the Financial Statements.

50

Large-Cap Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$46.36	$49.48	$41.31	$37.78	$38.12	$34.24
Investment Operations
Net Investment Income	.465	1.966	1.819	1.768	.702	.624
Net Realized and Unrealized Gain (Loss) on Investments	8.122	(3.184)	8.161	3.533	(.348)	3.879
Total from Investment Operations	8.587	(2.218)	8.980	4.301	.354	4.503
Distributions
Dividends from Net Investment Income	(.507)	(.902)	(.810)	(.771)	(.694)	(.623)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.507)	(.902)	(.810)	(.771)	(.694)	(.623)
Net Asset Value, End of Period	$54.44	$46.36	$49.48	$41.31	$37.78	$38.12

Total Return[2]	18.56%	-4.59%	21.89%	11.50%	0.93%	13.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$302	$344	$387	$400	$375	$399
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.18%	0.20%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.83%	1.91%	1.81%	2.02%	1.86%	1.76%
Portfolio Turnover Rate[3]	5%	4%	3%	5%	4%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

51

Large-Cap Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2019		2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$114.77		$122.49		$102.27		$93.52	$94.36	$84.76
Investment Operations
Net Investment Income	1.239	1	2.572	1	2.168	1	2.018	1.850	1.672
Net Realized and Unrealized Gain (Loss) on Investments	20.081		(7.896)		20.196		8.754	(.859)	9.599
Total from Investment Operations	21.320		(5.324)		22.364		10.772	.991	11.271
Distributions
Dividends from Net Investment Income	(1.350)		(2.396)		(2.144)		(2.022)	(1.831)	(1.671)
Distributions from Realized Capital Gains	—		—		—		—	—	—
Total Distributions	(1.350)		(2.396)		(2.144)		(2.022)	(1.831)	(1.671)
Net Asset Value, End of Period	$134.74		$114.77		$122.49		$102.27	$93.52	$94.36

Total Return	18.61%		-4.44%		22.03%		11.65%	1.07%	13.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,479		$12,358		$11,613		$8,468	$6,469	$5,619
Ratio of Total Expenses to Average Net Assets	0.04%		0.04%		0.05%		0.06%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.96%		2.04%		1.93%		2.14%	1.98%	1.90%
Portfolio Turnover Rate[2]	5%		4%		3%		5%	4%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

52

Large-Cap Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2019		2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$57.96		$61.86		$51.65		$47.23	$47.65	$42.81
Investment Operations
Net Investment Income	.623	1	1.288	1	1.094	1	1.019	.936	.846
Net Realized and Unrealized Gain (Loss) on Investments	10.145		(3.983)		10.197		4.422	(.430)	4.839
Total from Investment Operations	10.768		(2.695)		11.291		5.441	.506	5.685
Distributions
Dividends from Net Investment Income	(.678)		(1.205)		(1.081)		(1.021)	(.926)	(.845)
Distributions from Realized Capital Gains	—		—		—		—	—	—
Total Distributions	(.678)		(1.205)		(1.081)		(1.021)	(.926)	(.845)
Net Asset Value, End of Period	$68.05		$57.96		$61.86		$51.65	$47.23	$47.65

Total Return[2]	18.62%		-4.47%		22.03%		11.65%	1.07%	13.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,511		$5,306		$5,375		$4,130	$3,527	$3,085
Ratio of Total Expenses to Average Net Assets	0.05%		0.05%		0.05%		0.06%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.95%		2.03%		1.93%		2.14%	1.98%	1.90%
Portfolio Turnover Rate[3]	5%		4%		3%		5%	4%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Large-Cap Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2019		2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$238.57		$254.60		$212.59		$194.40	$196.14	$176.18
Investment Operations
Net Investment Income	2.564	1	5.345	1	4.529	1	4.215	3.865	3.492
Net Realized and Unrealized Gain (Loss) on Investments	41.750		(16.390)		41.958		18.199	(1.781)	19.957
Total from Investment Operations	44.314		(11.045)		46.487		22.414	2.084	23.449
Distributions
Dividends from Net Investment Income	(2.804)		(4.985)		(4.477)		(4.224)	(3.824)	(3.489)
Distributions from Realized Capital Gains	—		—		—		—	—	—
Total Distributions	(2.804)		(4.985)		(4.477)		(4.224)	(3.824)	(3.489)
Net Asset Value, End of Period	$280.08		$238.57		$254.60		$212.59	$194.40	$196.14

Total Return	18.62%		-4.46%		22.03%		11.66%	1.07%	13.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,516		$1,178		$1,212		$932	$794	$857
Ratio of Total Expenses to Average Net Assets	0.04%		0.04%		0.04%		0.05%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.96%		2.04%		1.94%		2.15%	1.99%	1.91%
Portfolio Turnover Rate[2]	5%		4%		3%		5%	4%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

54

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.           The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

55

Large-Cap Index Fund

During the six months ended June 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

56

Large-Cap Index Fund

The fund had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.           In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the fund had contributed to Vanguard capital in the amount of $1,070,000, representing 0.00% of the fund’s net assets and 0.43% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.           Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

57

Large-Cap Index Fund

The following table summarizes the market value of the fund’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	22,671,377	—	—
Temporary Cash Investments	233,268	6,764	—
Futures Contracts—Assets[1]	591	—	—
Total	22,905,236	6,764	—

1   Represents variation margin on the last day of the reporting period.

D.           As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	14,824,752
Gross Unrealized Appreciation	8,739,289
Gross Unrealized Depreciation	(650,444)
Net Unrealized Appreciation (Depreciation)	8,088,845

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the fund had available capital losses totaling $91,843,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carry-forward balance above.

E.           During the six months ended June 30, 2019, the fund purchased $1,218,794,000 of investment securities and sold $966,547,000 of investment securities, other than temporary cash investments. Purchases and sales include $379,909,000 and $482,880,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2019, such purchases and sales were $104,666,000 and $104,746,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

58

Large-Cap Index Fund

F.            Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	18,150	354	121,934	2,382
Issued in Lieu of Cash Distributions	3,162	60	6,625	133
Redeemed[1]	(119,744)	(2,279)	(148,179)	(2,917)
Net Increase (Decrease)—Investor Shares	(98,432)	(1,865)	(19,620)	(402)
ETF Shares
Issued	457,152	3,530	2,602,362	21,138
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(478,759)	(3,750)	(1,051,189)	(8,275)
Net Increase (Decrease)—ETF Shares	(21,607)	(220)	1,551,173	12,863
Admiral Shares
Issued[1]	793,981	12,234	1,357,240	21,650
Issued in Lieu of Cash Distributions	52,076	790	87,699	1,413
Redeemed	(576,290)	(8,885)	(1,165,201)	(18,414)
Net Increase (Decrease)—Admiral Shares	269,767	4,139	279,738	4,649
Institutional Shares
Issued	282,551	1,052	265,348	1,014
Issued in Lieu of Cash Distributions	12,477	46	19,212	75
Redeemed	(164,253)	(622)	(239,460)	(911)
Net Increase (Decrease)—Institutional Shares	130,775	476	45,100	178

1   In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include $85,666,000 from the conversion during the six months ended June 30, 2019.

G.          Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

59

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Growth Index Fund, Vanguard Value Index Fund, and Vanguard Large-Cap Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

60

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

61

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q03072 082019

Semiannual Report | June 30, 2019 Vanguard Total Stock Market Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	25

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Stock Market Index Fund	12/31/2018	6/30/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,186.21	$0.76
ETF Shares	1,000.00	1,186.99	0.16
Admiral™ Shares	1,000.00	1,187.05	0.22
Institutional Shares	1,000.00	1,187.09	0.16
Institutional Plus Shares	1,000.00	1,187.10	0.11
Institutional Select Shares	1,000.00	1,187.14	0.05
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.10	$0.70
ETF Shares	1,000.00	1,024.65	0.15
Admiral Shares	1,000.00	1,024.60	0.20
Institutional Shares	1,000.00	1,024.65	0.15
Institutional Plus Shares	1,000.00	1,024.70	0.10
Institutional Select Shares	1,000.00	1,024.74	0.05

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.03% for ETF Shares, 0.04% for Admiral Shares, 0.03% for Institutional Shares, 0.02% for Institutional Plus Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Total Stock Market Index Fund

Sector Diversification

As of June 30, 2019

Basic Materials	2.3%
Consumer Goods	7.8
Consumer Services	13.8
Financials	19.4
Health Care	12.9
Industrials	13.6
Oil & Gas	4.7
Technology	20.4
Telecommunications	1.9
Utilities	3.2

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

3

Total Stock Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Basic Materials
	Linde plc	15,048,450	3,021,729	0.4%
	Basic Materials—Other †		15,843,650	1.9%
			18,865,379	2.3%
Consumer Goods
	Procter & Gamble Co.	69,397,761	7,609,464	0.9%
	Coca-Cola Co.	106,042,696	5,399,694	0.7%
	PepsiCo Inc.	38,753,200	5,081,707	0.6%
	Philip Morris International Inc.	42,981,089	3,375,305	0.4%
	Consumer Goods—Other †		41,899,639	5.2%
			63,365,809	7.8%
Consumer Services
*	Amazon.com Inc.	11,579,728	21,927,720	2.7%
	Walt Disney Co.	49,716,438	6,942,403	0.9%
	Home Depot Inc.	30,497,742	6,342,615	0.8%
	Comcast Corp. Class A	124,952,524	5,282,993	0.7%
*	Netflix Inc.	12,077,830	4,436,429	0.5%
	Walmart Inc.	39,957,763	4,414,933	0.5%
	McDonald’s Corp.	21,233,266	4,409,300	0.5%
	Costco Wholesale Corp.	12,135,344	3,206,886	0.4%
§	Consumer Services—Other †		55,002,902	6.8%
			111,966,181	13.8%
Financials
*	Berkshire Hathaway Inc. Class B	52,371,029	11,163,932	1.4%
	JPMorgan Chase & Co.	85,352,553	9,542,415	1.2%
	Visa Inc. Class A	48,291,897	8,381,059	1.0%
	Bank of America Corp.	236,799,875	6,867,196	0.8%
	Mastercard Inc. Class A	25,181,350	6,661,223	0.8%
	Wells Fargo & Co.	111,908,813	5,295,525	0.7%
	Citigroup Inc.	63,899,249	4,474,864	0.6%
*	Berkshire Hathaway Inc. Class A	1,034	329,174	0.0%
^,1	Orchid Island Capital Inc.	3,082,136	19,602	0.0%
§	Financials—Other †		104,124,421	12.8%
			156,859,411	19.3%

4

Total Stock Market Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
	Johnson & Johnson	73,455,658	10,230,904	1.3%
	Pfizer Inc.	154,499,686	6,692,926	0.8%
	UnitedHealth Group Inc.	25,399,517	6,197,736	0.8%
	Merck & Co. Inc.	71,694,656	6,011,597	0.7%
	Abbott Laboratories	48,797,508	4,103,870	0.5%
	Medtronic plc	37,067,633	3,610,017	0.4%
	Thermo Fisher Scientific Inc.	11,115,507	3,264,402	0.4%
	Amgen Inc.	17,021,410	3,136,705	0.4%
*,^,1	Moleculin Biotech Inc.	2,281,230	2,852	0.0%
§	Health Care—Other †		61,086,217	7.5%
			104,337,226	12.8%
Industrials
	Boeing Co.	14,789,437	5,383,503	0.7%
*	PayPal Holdings Inc.	30,870,931	3,533,487	0.4%
	Honeywell International Inc.	20,141,229	3,516,457	0.4%
	Union Pacific Corp.	19,716,513	3,334,260	0.4%
	Accenture plc Class A	17,655,282	3,262,166	0.4%
	United Technologies Corp.	23,852,315	3,105,571	0.4%
*,1	Acacia Research Corp.	2,536,954	7,509	0.0%
§	Industrials—Other †		87,853,257	10.8%
			109,996,210	13.5%
Oil & Gas
	Exxon Mobil Corp.	116,942,947	8,961,338	1.1%
	Chevron Corp.	52,632,387	6,549,574	0.8%
§	Oil & Gas—Other †		22,902,765	2.8%
			38,413,677	4.7%

§,2Other †			4,929	0.0%

Technology
	Microsoft Corp.	212,126,810	28,416,507	3.5%
	Apple Inc.	114,603,581	22,682,341	2.8%
*	Facebook Inc. Class A	66,493,915	12,833,326	1.6%
*	Alphabet Inc. Class A	8,256,511	8,940,150	1.1%
*	Alphabet Inc. Class C	8,222,028	8,887,272	1.1%
	Cisco Systems Inc.	119,047,441	6,515,466	0.8%
	Intel Corp.	123,878,343	5,930,056	0.7%
*	Adobe Inc.	13,496,314	3,976,689	0.5%
	Oracle Corp.	62,326,535	3,550,743	0.4%
	International Business Machines Corp.	24,742,910	3,412,047	0.4%
*	salesforce.com Inc.	20,347,056	3,087,259	0.4%
	Texas Instruments Inc.	26,279,287	3,015,811	0.4%
	Technology—Other †		53,903,771	6.6%
			165,151,438	20.3%
Telecommunications
	AT&T Inc.	201,294,289	6,745,372	0.8%
	Verizon Communications Inc.	114,178,498	6,523,018	0.8%
	Telecommunications—Other †		1,819,462	0.2%
			15,087,852	1.8%

5

Total Stock Market Index Fund

	Market	Percentage
	Value•	of Net
	($000)	Assets
Utilities †	26,086,106	3.2%
Total Common Stocks (Cost $495,937,947)	810,134,218	99.5%[3]

	Coupon	Shares
Preferred Stocks (Cost $54) †			62	0.0%
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	2.499%	69,074,271	6,908,809	0.9%

6U.S. Government and Agency Obligations †			215,849	0.0%
Total Temporary Cash Investments (Cost $7,123,048)			7,124,658	0.9%[3]
Total Investments (Cost $503,061,049)			817,258,938	100.4%

	Amount
	($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard	38,131
Receivables for Investment Securities Sold	53,165
Receivables for Accrued Income	717,876
Receivables for Capital Shares Issued	2,263,370
Unrealized Appreciation—OTC Swap Contracts	7,581
Variation Margin Receivable—Futures Contracts	16,213
Other Assets[5,7]	28,370
Total Other Assets	3,124,706	0.4%
Liabilities
Payables for Investment Securities Purchased	(1,908,644)
Collateral for Securities on Loan	(3,690,061)
Payables for Capital Shares Redeemed	(550,054)
Payables to Vanguard	(127,216)
Unrealized Depreciation—OTC Swap Contracts	(979)
Other Liabilities	(21,085)
Total Liabilities	(6,298,039)	(0.8%	)
Net Assets	814,085,605	100.0%

At June 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	504,091,689
Total Distributable Earnings (Loss)	309,993,916
Net Assets	814,085,605

6

Total Stock Market Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 1,903,276,025 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	138,964,645
Net Asset Value Per Share—Investor Shares	$73.01

ETF Shares—Net Assets
Applicable to 775,371,569 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	116,336,112
Net Asset Value Per Share—ETF Shares	$150.04

Admiral Shares—Net Assets
Applicable to 3,079,919,917 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	224,946,171
Net Asset Value Per Share—Admiral Shares	$73.04

Institutional Shares—Net Assets
Applicable to 1,915,027,542 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	139,891,910
Net Asset Value Per Share—Institutional Shares	$73.05

Institutional Plus Shares—Net Assets
Applicable to 1,237,731,102 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	169,558,925
Net Asset Value Per Share—Institutional Plus Shares	$136.99

Institutional Select Shares—Net Assets
Applicable to 169,662,098 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,387,842
Net Asset Value Per Share—Institutional Select Shares	$143.74

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,511,218,000.

†   Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

§   Certain of the fund’s securities are valued using significant unobservable inputs.

1   Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.

2   “Other” represents securities that are not classified by the fund’s benchmark index.

3   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.

4   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5   Includes $3,690,061,000 of collateral received for securities on loan, of which $3,664,898,000 is held in Vanguard Market Liquidity Fund and $25,163,000 is held in cash.

6   Securities with a value of $145,644,000 have been segregated as initial margin for open futures contracts.

7   Cash of $3,207,000 has been segregated as collateral for open over-the-counter swap contracts.

OTC—Over-the-Counter.

7

Total Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2019	22,234	3,273,067	51,898
E-mini Russell 2000 Index	September 2019	1,914	149,971	3,693
E-mini S&P Mid-Cap 400 Index	September 2019	240	46,800	1,094
				56,685

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Assurant Inc.	2/4/20	GSI	5,339	(2.590)	7	—
First Republic Bank	2/4/20	GSI	109,561	(3.020)	2,654	—
Pitney Bowes Inc.	2/4/20	GSI	3,376	(2.590)	46	—
SLM Corp.	2/4/20	GSI	41,055	(3.020)	1,731	—
UnitedHealth Group Inc.	9/4/19	BOANA	166,842	(2.780)	1,961	—
UnitedHealth Group Inc.	9/4/19	BOANA	55,614	(2.881)	650	—
VICI Properties Inc.	2/4/20	GSI	45,600	(3.020)	—	(979)
VICI Properties Inc.	2/4/20	GSI	10,900	(3.034)	263	—
VICI Properties Inc.	2/4/20	GSI	18,651	(3.248)	—	—
VICI Properties Inc.	2/4/20	GSI	16,260	(3.252)	269	—
					7,581	(979)

BOANA—Bank of America, N.A.

GSI—Goldman Sachs International.

1 Payment received/paid monthly.

At June 30, 2019, a counterparty had deposited in a segregated account cash of $4,370,000 in connection with open swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Total Stock Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	7,056,883
Dividends—Affiliated Issuers	687
Interest—Unaffiliated Issuers	2,423
Interest—Affiliated Issuers	41,354
Securities Lending—Net	58,667
Total Income	7,160,014
Expenses
The Vanguard Group—Note B
Investment Advisory Services	8,667
Management and Administrative—Investor Shares	84,287
Management and Administrative—ETF Shares	12,081
Management and Administrative—Admiral Shares	34,858
Management and Administrative—Institutional Shares	15,243
Management and Administrative—Institutional Plus Shares	12,527
Management and Administrative—Institutional Select Shares	842
Marketing and Distribution—Investor Shares	5,270
Marketing and Distribution—ETF Shares	1,987
Marketing and Distribution—Admiral Shares	4,063
Marketing and Distribution—Institutional Shares	1,857
Marketing and Distribution—Institutional Plus Shares	946
Marketing and Distribution—Institutional Select Shares	1
Custodian Fees	1,186
Shareholders’ Reports—Investor Shares	1,001
Shareholders’ Reports—ETF Shares	730
Shareholders’ Reports—Admiral Shares	336
Shareholders’ Reports—Institutional Shares	691
Shareholders’ Reports—Institutional Plus Shares	14
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	179
Total Expenses	186,766
Net Investment Income	6,973,248
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[1]	(163,292)
Investment Securities Sold—Affiliated Issuers	285
Futures Contracts	422,354

See accompanying Notes, which are an integral part of the Financial Statements.

9

Total Stock Market Index Fund

Statement of Operations (continued)
Six Months Ended
June 30, 2019
($000)
Swap Contracts	16,695
Realized Net Gain (Loss)	276,042
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	119,083,159
Investment Securities—Affiliated Issuers	(366)
Futures Contracts	171,340
Swap Contracts	8,813
Change in Unrealized Appreciation (Depreciation)	119,262,946
Net Increase (Decrease) in Net Assets Resulting from Operations	126,512,236

1 Includes $3,555,274,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,973,248	13,757,171
Realized Net Gain (Loss)	276,042	6,511,049
Change in Unrealized Appreciation (Depreciation)	119,262,946	(56,929,307)
Net Increase (Decrease) in Net Assets Resulting from Operations	126,512,236	(36,661,087)
Distributions
Net Investment Income
Investor Shares	(1,151,315)	(2,268,803)
ETF Shares	(1,007,900)	(1,838,334)
Admiral Shares	(1,941,283)	(3,685,244)
Institutional Shares	(1,212,851)	(2,243,070)
Institutional Plus Shares	(1,453,869)	(2,615,192)
Institutional Select Shares	(211,843)	(351,965)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Institutional Select Shares	—	—
Total Distributions	(6,979,061)	(13,002,608)
Capital Share Transactions
Investor Shares	(3,431,737)	2,806,888
ETF Shares	4,621,459	10,133,992
Admiral Shares	6,873,978	8,992,303
Institutional Shares	4,185,337	9,953,282
Institutional Plus Shares	9,567,724	19,272,078
Institutional Select Shares	540,005	8,123,645
Net Increase (Decrease) from Capital Share Transactions	22,356,766	59,282,188
Total Increase (Decrease)	141,889,941	9,618,493
Net Assets
Beginning of Period	672,195,664	662,577,171
End of Period	814,085,605	672,195,664

See accompanying Notes, which are an integral part of the Financial Statements.

11

Total Stock Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding Throughout Each Period	Six Months Ended June 30,	Year Ended December 31,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$62.08	$66.70	$56.06	$50.78	$51.58	$46.67
Investment Operations
Net Investment Income	.604 [1]	1.275 [1]	1.086 [1]	1.022	.954	.854
Net Realized and Unrealized Gain (Loss) on Investments	10.931	(4.703)	10.630	5.282	(.807)	4.907
Total from Investment Operations	11.535	(3.428)	11.716	6.304	.147	5.761
Distributions
Dividends from Net Investment Income	(.605)	(1.192)	(1.076)	(1.024)	(.947)	(.851)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.605)	(1.192)	(1.076)	(1.024)	(.947)	(.851)
Net Asset Value, End of Period	$73.01	$62.08	$66.70	$56.06	$50.78	$51.58

Total Return[2]	18.62%	-5.26%	21.05%	12.53%	0.29%	12.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$138,965	$121,266	$126,766	$103,932	$96,323	$117,966
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.15%	0.16%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.79%	1.86%	1.77%	1.98%	1.85%	1.77%
Portfolio Turnover Rate[3]	4%	3%	3%	4%	3%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Total Stock Market Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding Throughout Each Period	Six Months Ended June 30,	Year Ended December 31,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$127.56	$137.06	$115.21	$104.34	$106.00	$95.91
Investment Operations
Net Investment Income	1.322 [1]	2.781 [1]	2.361 [1]	2.214	2.082	1.874
Net Realized and Unrealized Gain (Loss) on Investments	22.477	(9.676)	21.832	10.871	(1.675)	10.085
Total from Investment Operations	23.799	(6.895)	24.193	13.085	.407	11.959
Distributions
Dividends from Net Investment Income	(1.319)	(2.605)	(2.343)	(2.215)	(2.067)	(1.869)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.319)	(2.605)	(2.343)	(2.215)	(2.067)	(1.869)
Net Asset Value, End of Period	$150.04	$127.56	$137.06	$115.21	$104.34	$106.00

Total Return	18.70%	-5.13%	21.16%	12.68%	0.40%	12.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$116,336	$94,809	$91,862	$69,889	$57,434	$50,886
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.04%	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.90%	1.97%	1.87%	2.09%	1.96%	1.89%
Portfolio Turnover Rate[2]	4%	3%	3%	4%	3%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Total Stock Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding Throughout Each Period	Six Months Ended June 30,	Year Ended December 31,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$62.09	$66.72	$56.08	$50.79	$51.60	$46.69
Investment Operations
Net Investment Income	.640 [1]	1.344 [1]	1.148 [1]	1.077	1.013	.912
Net Realized and Unrealized Gain (Loss) on Investments	10.948	(4.711)	10.633	5.291	(.818)	4.908
Total from Investment Operations	11.588	(3.367)	11.781	6.368	.195	5.820
Distributions
Dividends from Net Investment Income	(.638)	(1.263)	(1.141)	(1.078)	(1.005)	(.910)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.638)	(1.263)	(1.141)	(1.078)	(1.005)	(.910)
Net Asset Value, End of Period	$73.04	$62.09	$66.72	$56.08	$50.79	$51.60

Total Return[2]	18.71%	-5.17%	21.17%	12.66%	0.39%	12.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$224,946	$185,102	$190,099	$151,612	$126,363	$117,476
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.89%	1.96%	1.87%	2.09%	1.96%	1.89%
Portfolio Turnover Rate[3]	4%	3%	3%	4%	3%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Total Stock Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding Throughout Each Period	Six Months Ended June 30,			Year Ended December 31,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$62.10	$66.73	$56.09	$50.80	$51.60	$46.69
Investment Operations
Net Investment Income	.644[1]	1.354[1]	1.153[1]	1.082	1.017	.915
Net Realized and Unrealized Gain (Loss) on Investments	10.948	(4.715)	10.630	5.291	(.808)	4.908
Total from Investment Operations	11.592	(3.361)	11.783	6.373	.209	5.823
Distributions
Dividends from Net Investment Income	(.642)	(1.269)	(1.143)	(1.083)	(1.009)	(.913)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.642)	(1.269)	(1.143)	(1.083)	(1.009)	(.913)
Net Asset Value, End of Period	$73.05	$62.10	$66.73	$56.09	$50.80	$51.60

Total Return	18.71%	-5.16%	21.17%	12.67%	0.42%	12.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$139,892	$115,115	$113,557	$79,443	$57,438	$96,674
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.035%	0.03%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.90%	1.97%	1.87%	2.10%	1.97%	1.90%
Portfolio Turnover Rate[2]	4%	3%	3%	4%	3%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares

	Six Months				April 28,
	Ended				2015[1] to
	June 30,	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$116.46	$125.14	$105.18	$95.26	$100.00
Investment Operations
Net Investment Income	1.213 [2]	2.555 [2]	2.182 [2]	2.042	1.335
Net Realized and Unrealized Gain (Loss) on Investments	20.527	(8.842)	19.938	9.924	(4.631)
Total from Investment Operations	21.740	(6.287)	22.120	11.966	(3.296)
Distributions
Dividends from Net Investment Income	(1.210)	(2.393)	(2.160)	(2.046)	(1.444)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.210)	(2.393)	(2.160)	(2.046)	(1.444)
Net Asset Value, End of Period	$136.99	$116.46	$125.14	$105.18	$95.26

Total Return	18.71%	-5.15%	21.19%	12.69%	-3.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$169,559	$135,641	$126,130	$85,031	$63,093
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%[3]
Ratio of Net Investment Income to Average Net Assets	1.91%	1.98%	1.89%	2.11%	1.99%[3]
Portfolio Turnover Rate[4]	4%	3%	3%	4%	3%[5]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

5 Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2015.

See accompanying Notes, which are an integral part of the Financial Statements.

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Total Stock Market Index Fund

Financial Highlights

Institutional Select Shares

	Six Months			June 27,
	Ended June 30,	Year Ended December 31,		2016[1] to Dec. 31,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$122.20	$131.31	$110.37	$97.70
Investment Operations
Net Investment Income	1.279 [2]	2.704 [2]	2.311 [2]	1.181
Net Realized and Unrealized Gain (Loss) on Investments	21.537	(9.290)	20.908	12.718
Total from Investment Operations	22.816	(6.586)	23.219	13.899
Distributions
Dividends from Net Investment Income	(1.276)	(2.254)	(2.279)	(1.229)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.276)	(2.254)	(2.279)	(1.229)
Net Asset Value, End of Period	$143.74	$122.20	$131.31	$110.37

Total Return	18.71%	-5.14%	21.20%	14.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,388	$20,262	$14,163	$8,545
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%	0.01%[3]
Ratio of Net Investment Income to Average Net Assets	1.92%	1.99%	1.90%	2.15%[3]
Portfolio Turnover Rate[4]	4%	3%	3%	4%[5]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

5 Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

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Total Stock Market Index Fund

During the six months ended June 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

19

Total Stock Market Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

20

Total Stock Market Index Fund

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the fund had contributed to Vanguard capital in the amount of $38,131,000, representing 0.00% of the fund’s net assets and 15.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

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Total Stock Market Index Fund

The following table summarizes the market value of the fund’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	810,128,672	305	5,241
Preferred Stocks	62	—	—
Temporary Cash Investments	6,908,809	215,849	—
Futures Contracts—Assets[1]	16,213	—	—
Swap Contracts—Assets	—	7,581	—
Swap Contracts—Liabilities	—	(979)	—
Total	817,053,756	222,756	5,241

1 Represents variation margin on the last day of the reporting period.

D.   As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	503,068,261
Gross Unrealized Appreciation	342,556,171
Gross Unrealized Depreciation	(28,302,207)
Net Unrealized Appreciation (Depreciation)	314,253,964

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the fund had available capital losses totaling $1,732,284,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.   During the six months ended June 30, 2019, the fund purchased $41,733,928,000 of investment securities and sold $18,385,977,000 of investment securities, other than temporary cash investments. Purchases and sales include $6,898,323,000 and $5,016,822,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

22

Total Stock Market Index Fund

F.            Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	4,199,792	60,414	16,009,467	241,652
Issued in Lieu of Cash Distributions	1,145,378	16,290	2,255,725	33,764
Redeemed[1]	(8,776,907)	(126,965)	(15,458,304)	(222,427)
Net Increase (Decrease)—Investor Shares	(3,431,737)	(50,261)	2,806,888	52,989
ETF Shares
Issued	9,709,292	67,608	18,928,131	135,252
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,087,833)	(35,500)	(8,794,139)	(62,200)
Net Increase (Decrease)—ETF Shares	4,621,459	32,108	10,133,992	73,052
Admiral Shares
Issued[1]	17,177,007	246,796	29,607,545	433,536
Issued in Lieu of Cash Distributions	1,629,250	23,159	3,114,582	46,549
Redeemed	(11,932,279)	(171,089)	(23,729,824)	(348,197)
Net Increase (Decrease)—Admiral Shares	6,873,978	98,866	8,992,303	131,888
Institutional Shares
Issued	9,805,864	141,758	27,433,744	407,227
Issued in Lieu of Cash Distributions	1,136,415	16,150	2,093,941	31,328
Redeemed	(6,756,942)	(96,466)	(19,574,403)	(286,645)
Net Increase (Decrease)—Institutional Shares	4,185,337	61,442	9,953,282	151,910
Institutional Plus Shares
Issued	13,917,370	106,749	31,228,823	248,199
Issued in Lieu of Cash Distributions	1,435,228	10,876	2,582,398	20,611
Redeemed	(5,784,874)	(44,550)	(14,539,143)	(112,031)
Net Increase (Decrease)—Institutional Plus Shares	9,567,724	73,075	19,272,078	156,779
Institutional Select Shares
Issued	1,106,453	8,044	9,064,355	64,847
Issued in Lieu of Cash Distributions	211,843	1,530	351,965	2,683
Redeemed	(778,291)	(5,713)	(1,292,675)	(9,583)
Net Increase (Decrease)—Institutional Select Shares	540,005	3,861	8,123,645	57,947

1   In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include $2,288,363,000 from the conversion during the six months ended June 30, 2019.

23

Total Stock Market Index Fund

G.   Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Dec. 31,		Proceeds	Realized				June 30,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold[1]	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Acacia Research Corp.	NA2	3,424	—	—	(191)	—	—	7,509
Moleculin Biotech Inc.	NA2	3,225	—	—	(822)	—	—	2,852
Orchid Island Capital Inc.	NA2	12,497	1,893	(153)	(266)	687	—	19,602
Vanguard Market Liquidity Fund	5,691,905	NA3	NA3	438	913	41,354	—	6,908,809
Total	5,691,905			285	(366)	42,041	—	6,938,772

1   Does not include adjustments to related return of capital.

2   Not Applicable—at December 31, 2018, the issuer was not an affiliated company of the fund.

3   Not Applicable—purchases and sales are for temporary cash investment purposes.

H.   Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

24

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

25

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

26

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P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q852 082019

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)                                 Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® Small-Cap Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.0%)[1]
Basic Materials (3.9%)
	RPM International Inc.	3,354,187	204,974
	Royal Gold Inc.	1,675,663	171,739
	Steel Dynamics Inc.	5,402,115	163,144
	Versum Materials Inc.	2,795,776	144,206
	WR Grace & Co.	1,712,976	130,375
	Ashland Global Holdings Inc.	1,605,322	128,378
*	Ingevity Corp.	1,069,837	112,515
*	Alcoa Corp.	4,741,945	111,009
	Huntsman Corp.	5,077,406	103,782
	Chemours Co.	4,194,136	100,659
	Olin Corp.	4,216,314	92,379
	NewMarket Corp.	229,122	91,864
	Scotts Miracle-Gro Co.	922,704	90,886
*	Univar Inc.	4,120,971	90,826
	Balchem Corp.	824,183	82,394
*	Axalta Coating Systems Ltd.	2,703,233	80,475
	Sensient Technologies Corp.	1,079,839	79,347
	Reliance Steel & Aluminum Co.	819,525	77,543
^	Cleveland-Cliffs Inc.	7,221,838	77,057
	Domtar Corp.	1,605,769	71,505
	United States Steel Corp.	4,405,764	67,452
	Quaker Chemical Corp.	323,058	65,542
	Cabot Corp.	1,341,445	64,000
	PolyOne Corp.	1,983,697	62,268
*	Element Solutions Inc.	5,904,920	61,057
	HB Fuller Co.	1,294,254	60,053
	Carpenter Technology Corp.	1,205,025	57,817
	Innospec Inc.	623,389	56,878
	Commercial Metals Co.	3,004,216	53,625
	Minerals Technologies Inc.	894,309	47,855
	Compass Minerals International Inc.	863,929	47,473
	Stepan Co.	515,773	47,405
	Peabody Energy Corp.	1,906,565	45,948
	Worthington Industries Inc.	944,202	38,014
	Kaiser Aluminum Corp.	388,933	37,964
	Arch Coal Inc. Class A	385,052	36,276
	Materion Corp.	525,666	35,645
*	GCP Applied Technologies Inc.	1,478,071	33,464
*	Ferro Corp.	2,081,966	32,895
	Tronox Holdings plc Class A	2,494,574	31,881
	Warrior Met Coal Inc.	1,197,655	31,283
	Schweitzer-Mauduit International Inc.	808,144	26,814
*	Kraton Corp.	840,496	26,114
*	Contura Energy Inc.	485,528	25,199
^	US Silica Holdings Inc.	1,924,952	24,620
	Hecla Mining Co.	12,538,276	22,569
*	Coeur Mining Inc.	4,775,498	20,726
	PH Glatfelter Co.	1,152,012	19,446
*,^	AK Steel Holding Corp.	7,621,758	18,064
	Schnitzer Steel Industries Inc.	664,351	17,386
*	PQ Group Holdings Inc.	1,062,568	16,842
*	CONSOL Energy Inc.	615,342	16,374
*	Koppers Holdings Inc.	513,445	15,075
	Innophos Holdings Inc.	514,863	14,988
	Tredegar Corp.	778,608	12,940
	Resolute Forest Products Inc.	1,530,730	11,021
	Haynes International Inc.	320,975	10,210
	Kronos Worldwide Inc.	612,469	9,383
	American Vanguard Corp.	585,592	9,024
*	Century Aluminum Co.	1,270,300	8,778
	FutureFuel Corp.	689,491	8,060

1

Vanguard® Small-Cap Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	SunCoke Energy Inc.	848,790	7,537
^	Rayonier Advanced Materials Inc.	775,853	5,035
*	TimkenSteel Corp.	430,982	3,504
*	Clearwater Paper Corp.	187,955	3,475
			3,573,036
Consumer Goods (6.6%)
*	US Foods Holding Corp.	5,585,899	199,752
*	Middleby Corp.	1,424,585	193,316
*	Post Holdings Inc.	1,782,020	185,277
	Pool Corp.	966,540	184,609
	Gentex Corp.	6,539,738	160,943
	Ingredion Inc.	1,705,992	140,727
	Polaris Industries Inc.	1,480,830	135,096
*	Zynga Inc. Class A	21,537,127	132,023
*	Deckers Outdoor Corp.	745,466	131,180
	Leggett & Platt Inc.	3,356,820	128,801
	Toll Brothers Inc.	3,361,405	123,095
	Flowers Foods Inc.	4,869,801	113,320
	Carter’s Inc.	1,157,737	112,926
*	Skechers U.S.A. Inc. Class A	3,436,039	108,201
*	Herbalife Nutrition Ltd.	2,511,597	107,396
	Brunswick Corp.	2,222,086	101,972
*,^	Mattel Inc.	8,822,572	98,901
	Valvoline Inc.	4,812,638	93,991
	Goodyear Tire & Rubber Co.	5,931,041	90,745
*	Tempur Sealy International Inc.	1,188,146	87,174
*	Darling Ingredients Inc.	4,213,025	83,797
*	Helen of Troy Ltd.	639,124	83,463
*	Boston Beer Co. Inc. Class A	212,408	80,239
	Hanesbrands Inc.	4,622,401	79,598
	Thor Industries Inc.	1,334,372	77,994
*	TreeHouse Foods Inc.	1,432,537	77,500
*	Fox Factory Holding Corp.	926,965	76,484
	Dana Inc.	3,673,615	73,252
	Lancaster Colony Corp.	492,902	73,245
	Harley-Davidson Inc.	2,029,952	72,733
	Nu Skin Enterprises Inc. Class A	1,419,313	70,001
	Columbia Sportswear Co.	698,745	69,986
	Sanderson Farms Inc.	510,043	69,652
	Herman Miller Inc.	1,499,008	67,006
	Steven Madden Ltd.	1,966,548	66,764
*	Capri Holdings Ltd.	1,833,971	63,602
*,^	iRobot Corp.	681,195	62,425
*	Dorman Products Inc.	714,852	62,292
	Energizer Holdings Inc.	1,601,633	61,887
	J&J Snack Foods Corp.	384,147	61,828
	Wolverine World Wide Inc.	2,147,708	59,148
*	Taylor Morrison Home Corp. Class A	2,747,014	57,577
	KB Home	2,222,594	57,187
	WD-40 Co.	351,123	55,843
	LCI Industries	605,736	54,516
*	Welbilt Inc.	3,228,371	53,914
*	Meritor Inc.	2,129,106	51,631
*,^	Beyond Meat Inc.	306,432	49,238
*	Meritage Homes Corp.	923,476	47,411
	Spectrum Brands Holdings Inc.	869,941	46,777
	Delphi Technologies plc	2,242,886	44,858
*	Hain Celestial Group Inc.	1,989,485	43,570
*	TRI Pointe Group Inc.	3,612,331	43,240
*,^	Visteon Corp.	720,633	42,215
	MDC Holdings Inc.	1,247,107	40,880
	Cooper Tire & Rubber Co.	1,277,559	40,307
	HNI Corp.	1,097,126	38,816
*	Hostess Brands Inc. Class A	2,642,663	38,160

2

Vanguard® Small-Cap Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Steelcase Inc. Class A	2,175,331	37,198
*	American Axle & Manufacturing Holdings Inc.	2,913,555	37,177
*	Edgewell Personal Care Co.	1,377,211	37,116
	Universal Corp.	605,860	36,818
	La-Z-Boy Inc.	1,189,413	36,467
*	Gentherm Inc.	853,197	35,689
	Coca-Cola Consolidated Inc.	118,123	35,348
*	G-III Apparel Group Ltd.	1,120,907	32,977
^	B&G Foods Inc.	1,581,600	32,897
*	Pilgrim’s Pride Corp.	1,280,880	32,522
*	Kontoor Brands Inc.	1,153,040	32,308
	Oxford Industries Inc.	421,162	31,924
*	Crocs Inc.	1,571,254	31,032
	Cal-Maine Foods Inc.	743,054	31,000
	Inter Parfums Inc.	446,976	29,719
*	Sleep Number Corp.	731,176	29,532
*	Garrett Motion Inc.	1,917,121	29,428
*	USANA Health Sciences Inc.	356,090	28,284
	Vector Group Ltd.	2,857,702	27,863
*	Central Garden & Pet Co. Class A	1,099,748	27,098
	Knoll Inc.	1,162,559	26,716
*,^	Fitbit Inc. Class A	5,708,035	25,115
	Seaboard Corp.	6,042	24,994
	Interface Inc. Class A	1,566,558	24,015
	Sturm Ruger & Co. Inc.	430,688	23,464
	Acushnet Holdings Corp.	885,278	23,247
	Fresh Del Monte Produce Inc.	801,100	21,590
	Andersons Inc.	772,592	21,045
*	Cooper-Standard Holdings Inc.	457,686	20,971
	Tupperware Brands Corp.	1,073,672	20,432
	Callaway Golf Co.	1,183,146	20,303
	ACCO Brands Corp.	2,466,155	19,409
*,^	YETI Holdings Inc.	654,294	18,942
	Medifast Inc.	146,547	18,802
*	Modine Manufacturing Co.	1,259,080	18,017
*	Cavco Industries Inc.	112,921	17,790
^	Tootsie Roll Industries Inc.	464,725	17,162
	Phibro Animal Health Corp. Class A	533,103	16,937
*,^	GoPro Inc. Class A	3,011,258	16,442
*	American Woodmark Corp.	190,212	16,096
	Tenneco Inc. Class A	1,349,775	14,969
^	National Beverage Corp.	307,828	13,738
*,^	Sonos Inc.	1,206,902	13,686
*,^	Fossil Group Inc.	1,179,554	13,565
*	Vista Outdoor Inc.	1,515,443	13,457
	Ethan Allen Interiors Inc.	630,253	13,273
	National Presto Industries Inc.	138,014	12,875
*	American Outdoor Brands Corp.	1,353,432	12,194
	Movado Group Inc.	414,164	11,182
*	elf Beauty Inc.	666,488	9,398
*	Central Garden & Pet Co.	265,214	7,148
*,^	Revlon Inc. Class A	129,094	2,495
	Dean Foods Co.	992,456	917
	Titan International Inc.	6,704	33
*	Arlo Technologies Inc.	160	1
			6,131,298
Consumer Services (11.8%)
*	Burlington Stores Inc.	1,699,166	289,113
*	Bright Horizons Family Solutions Inc.	1,486,427	224,257
*	Trade Desk Inc. Class A	936,066	213,217
	Service Corp. International	4,429,668	207,220
*	Liberty Media Corp-Liberty Formula One	4,929,075	184,397
*,^	GrubHub Inc.	2,331,134	181,805
*	ServiceMaster Global Holdings Inc.	3,477,514	181,144

3

Vanguard® Small-Cap Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Etsy Inc.	2,919,971	179,199
*	Caesars Entertainment Corp.	14,625,367	172,872
*	Five Below Inc.	1,430,766	171,721
*	Roku Inc.	1,887,430	170,963
	Dunkin’ Brands Group Inc.	2,115,070	168,486
*	Planet Fitness Inc. Class A	2,162,162	156,627
	Sabre Corp.	7,025,445	155,965
	Cable One Inc.	131,228	153,667
	H&R Block Inc.	5,199,277	152,339
	Casey’s General Stores Inc.	936,617	146,103
*	Grand Canyon Education Inc.	1,233,866	144,387
*	JetBlue Airways Corp.	7,704,069	142,448
	Wyndham Hotels & Resorts Inc.	2,489,097	138,742
*	IAA Inc.	3,403,931	132,004
*	Madison Square Garden Co. Class A	467,274	130,809
^	Williams-Sonoma Inc.	2,007,749	130,504
	Foot Locker Inc.	2,872,593	120,419
*	Ollie’s Bargain Outlet Holdings Inc.	1,380,378	120,245
	New York Times Co. Class A	3,591,282	117,148
	Vail Resorts Inc.	514,210	114,761
	Nexstar Media Group Inc. Class A	1,120,514	113,172
*	Chegg Inc.	2,879,268	111,111
	Aaron’s Inc.	1,730,475	106,268
	Cracker Barrel Old Country Store Inc.	615,894	105,152
*	Performance Food Group Co.	2,550,807	102,109
	Dolby Laboratories Inc. Class A	1,561,255	100,857
	Churchill Downs Inc.	874,292	100,605
	Marriott Vacations Worldwide Corp.	1,039,951	100,251
	Wyndham Destinations Inc.	2,276,232	99,927
	Cinemark Holdings Inc.	2,691,134	97,150
	Six Flags Entertainment Corp.	1,940,630	96,410
	Strategic Education Inc.	532,574	94,798
*	frontdoor Inc.	2,164,770	94,276
	Tribune Media Co. Class A	2,036,922	94,147
	Texas Roadhouse Inc. Class A	1,746,785	93,750
	Wendy’s Co.	4,720,466	92,427
	Sinclair Broadcast Group Inc. Class A	1,600,636	85,842
	KAR Auction Services Inc.	3,403,931	85,098
*	BJ’s Wholesale Club Holdings Inc.	3,199,405	84,464
	TEGNA Inc.	5,524,294	83,693
*	Spirit Airlines Inc.	1,749,213	83,490
^	World Wrestling Entertainment Inc. Class A	1,141,554	82,432
	Extended Stay America Inc.	4,814,341	81,314
*	LiveRamp Holdings Inc.	1,674,387	81,174
*	AutoNation Inc.	1,935,432	81,172
	Choice Hotels International Inc.	925,354	80,515
	AMERCO	200,438	75,876
	SkyWest Inc.	1,246,612	75,632
*	Hilton Grand Vacations Inc.	2,318,364	73,770
	Graham Holdings Co. Class B	105,568	72,845
	Wingstop Inc.	750,127	71,075
	Morningstar Inc.	491,156	71,041
	Monro Inc.	803,850	68,568
*,^	Eldorado Resorts Inc.	1,488,001	68,552
*	Floor & Decor Holdings Inc. Class A	1,633,753	68,454
	American Eagle Outfitters Inc.	3,946,834	66,701
*	Liberty Expedia Holdings Inc. Class A	1,388,634	66,363
*	Murphy USA Inc.	779,861	65,532
*	Adtalem Global Education Inc.	1,444,033	65,054
	Lithia Motors Inc. Class A	541,603	64,332
*	Yelp Inc. Class A	1,873,778	64,046
*	TripAdvisor Inc.	1,369,783	63,407
*	Qurate Retail Group Inc. QVC Group Class A	5,117,280	63,403
*,^	Cargurus Inc.	1,733,307	62,590

4

Vanguard® Small-Cap Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	AMC Networks Inc. Class A	1,096,601	59,754
	Dick’s Sporting Goods Inc.	1,709,643	59,205
*	Sotheby’s	1,010,822	58,759
*	Penn National Gaming Inc.	2,848,728	54,866
*	Sprouts Farmers Market Inc.	2,855,696	53,944
	Hillenbrand Inc.	1,358,672	53,763
	Boyd Gaming Corp.	1,988,772	53,578
	Meredith Corp.	971,360	53,483
	John Wiley & Sons Inc. Class A	1,161,615	53,272
*	National Vision Holdings Inc.	1,713,437	52,654
*,^	RH	443,940	51,319
*	Avis Budget Group Inc.	1,450,213	50,989
	Jack in the Box Inc.	625,653	50,922
*	Shake Shack Inc. Class A	687,791	49,658
	Allegiant Travel Co. Class A	332,824	47,760
	Core-Mark Holding Co. Inc.	1,177,530	46,771
^	Cheesecake Factory Inc.	1,036,535	45,317
*	Shutterfly Inc.	881,308	44,550
*	Groupon Inc. Class A	12,422,730	44,473
	Bloomin’ Brands Inc.	2,338,857	44,228
	Nordstrom Inc.	1,382,090	44,033
*	SeaWorld Entertainment Inc.	1,399,095	43,372
*	Laureate Education Inc. Class A	2,699,934	42,416
*	Asbury Automotive Group Inc.	492,477	41,535
*	Sally Beauty Holdings Inc.	3,075,007	41,021
	Dine Brands Global Inc.	425,486	40,621
	Penske Automotive Group Inc.	852,254	40,312
	Red Rock Resorts Inc. Class A	1,816,011	39,008
^	Brinker International Inc.	956,424	37,635
	Dave & Buster’s Entertainment Inc.	928,458	37,575
	Group 1 Automotive Inc.	457,735	37,484
*,^	Carvana Co. Class A	596,150	37,313
	Bed Bath & Beyond Inc.	3,198,156	37,163
^	Children’s Place Inc.	383,492	36,577
*	Urban Outfitters Inc.	1,585,874	36,079
*,^	Stitch Fix Inc. Class A	1,080,109	34,553
*	Cars.com Inc.	1,700,269	33,529
*	Rent-A-Center Inc.	1,253,713	33,386
*	Clear Channel Outdoor Holdings Inc.	6,942,168	32,767
	Hawaiian Holdings Inc.	1,164,194	31,934
*	MSG Networks Inc.	1,475,487	30,602
	Lions Gate Entertainment Corp. Class B	2,597,800	30,160
*	K12 Inc.	987,412	30,027
	Designer Brands Inc. Class A	1,555,799	29,825
	PriceSmart Inc.	582,041	29,754
	Big Lots Inc.	1,016,561	29,084
*	Herc Holdings Inc.	628,843	28,820
*	Scientific Games Corp.	1,430,169	28,346
	Office Depot Inc.	13,662,573	28,145
	Abercrombie & Fitch Co.	1,713,125	27,479
*	ANGI Homeservices Inc. Class A	2,054,512	26,729
	Matthews International Corp. Class A	759,836	26,480
*	Upwork Inc.	1,637,274	26,327
	International Speedway Corp. Class A	561,363	25,200
*,^	Hertz Global Holdings Inc.	1,522,796	24,304
	Gannett Co. Inc.	2,971,344	24,246
	Signet Jewelers Ltd.	1,347,495	24,093
^	Papa John’s International Inc.	532,404	23,809
*	Weight Watchers International Inc.	1,231,862	23,529
*	Liberty TripAdvisor Holdings Inc. Class A	1,879,220	23,302
	BJ’s Restaurants Inc.	525,801	23,104
*	Liberty Media Corp-Liberty Formula One Class A	620,653	22,257
	EW Scripps Co. Class A	1,390,927	21,267
*	Quotient Technology Inc.	1,880,730	20,199

5

Vanguard® Small-Cap Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Guess? Inc.	1,184,552	19,131
*	Stamps.com Inc.	417,960	18,921
	Scholastic Corp.	556,690	18,504
^	Lions Gate Entertainment Corp. Class A	1,489,254	18,243
^	Dillard’s Inc. Class A	292,489	18,216
	Caleres Inc.	910,248	18,132
	Entercom Communications Corp. Class A	3,105,769	18,013
*	Michaels Cos. Inc.	2,052,506	17,857
*	Genesco Inc.	418,932	17,717
*	Houghton Mifflin Harcourt Co.	2,733,794	15,747
*	BrightView Holdings Inc.	822,513	15,389
	Weis Markets Inc.	394,547	14,365
	New Media Investment Group Inc.	1,506,864	14,225
^	GameStop Corp. Class A	2,547,582	13,935
*	Zumiez Inc.	519,100	13,548
^	Buckle Inc.	767,799	13,291
	Sonic Automotive Inc. Class A	561,970	13,122
*	TrueCar Inc.	2,384,987	13,022
^	AMC Entertainment Holdings Inc. Class A	1,361,776	12,705
*	Regis Corp.	723,235	12,006
*	United Natural Foods Inc.	1,328,103	11,913
*	Grocery Outlet Holding Corp.	352,327	11,585
^	Rite Aid Corp.	1,419,885	11,373
*,^	Revolve Group Inc.	309,420	10,675
	National CineMedia Inc.	1,543,528	10,126
	Chico’s FAS Inc.	2,960,797	9,978
*	Party City Holdco Inc.	1,290,301	9,458
*	Diplomat Pharmacy Inc.	1,470,086	8,953
*	At Home Group Inc.	1,254,105	8,352
*	Fiesta Restaurant Group Inc.	568,750	7,473
	Emerald Expositions Events Inc.	655,678	7,311
*	American Public Education Inc.	203,080	6,007
*	El Pollo Loco Holdings Inc.	562,671	5,998
	Speedway Motorsports Inc.	266,711	4,947
*,^	Lumber Liquidators Holdings Inc.	352,377	4,070
*,^	JC Penney Co. Inc.	3,565,840	4,065
^	Tailored Brands Inc.	634,615	3,662
*,^	Lands’ End Inc.	268,569	3,282
*,^	Hertz Global Holdings Inc. Rights Exp. 07/12/2019	1,484,377	2,895
*	Express Inc.	787,028	2,149
*	Biglari Holdings Inc. Class B	19,163	1,990
*	Biglari Holdings Inc.	2,805	1,488
*	RealReal Inc.	45,865	1,325
*	Ascena Retail Group Inc.	1,937,804	1,182
	Barnes & Noble Inc.	101	1
	Cato Corp. Class A	50	1
			10,940,421
Financials (25.4%)
	MarketAxess Holdings Inc.	916,533	294,592
	Sun Communities Inc.	2,201,593	282,222
	Equity LifeStyle Properties Inc.	2,081,417	252,559
	National Retail Properties Inc.	4,171,985	221,157
	Brown & Brown Inc.	6,141,181	205,730
	Gaming and Leisure Properties Inc.	5,232,940	203,980
	Omega Healthcare Investors Inc.	5,493,644	201,891
	RenaissanceRe Holdings Ltd.	1,130,806	201,295
	Apartment Investment & Management Co.	3,827,553	191,837
	Kilroy Realty Corp.	2,589,544	191,134
	Liberty Property Trust	3,804,231	190,364
	Lamar Advertising Co. Class A	2,191,413	176,869
	American Financial Group Inc.	1,725,976	176,861
	Medical Properties Trust Inc.	10,117,560	176,450
	East West Bancorp Inc.	3,727,708	174,345
	STORE Capital Corp.	5,248,161	174,186

6

Vanguard® Small-Cap Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	CyrusOne Inc.	2,895,302	167,117
	Douglas Emmett Inc.	4,154,930	165,532
	LPL Financial Holdings Inc.	2,028,933	165,500
	Erie Indemnity Co. Class A	650,458	165,398
	Old Republic International Corp.	7,370,421	164,950
	New Residential Investment Corp.	10,625,581	163,528
	American Campus Communities Inc.	3,517,696	162,377
	Signature Bank	1,342,165	162,187
	Assurant Inc.	1,523,516	162,072
	CubeSmart	4,831,875	161,578
	Americold Realty Trust	4,906,572	159,071
	American Homes 4 Rent Class A	6,520,651	158,517
	Starwood Property Trust Inc.	6,811,677	154,761
	Commerce Bancshares Inc.	2,553,269	152,328
*	Credit Acceptance Corp.	312,714	151,300
*	GCI Liberty Inc. Class A	2,453,705	150,805
	First American Financial Corp.	2,725,771	146,374
^	VICI Properties Inc.	6,584,146	145,115
	EPR Properties	1,938,931	144,625
	Healthcare Trust of America Inc. Class A	5,258,984	144,254
	Park Hotels & Resorts Inc.	5,161,625	142,254
	Brixmor Property Group Inc.	7,638,316	136,573
	Cullen/Frost Bankers Inc.	1,455,386	136,311
	Kemper Corp.	1,577,394	136,113
	Cousins Properties Inc.	3,752,752	135,737
	Popular Inc.	2,477,099	134,358
	Synovus Financial Corp.	3,831,454	134,101
	Hanover Insurance Group Inc.	1,041,921	133,678
	Hudson Pacific Properties Inc.	3,957,762	131,675
*,^	Zillow Group Inc.	2,804,279	130,091
	Primerica Inc.	1,082,906	129,895
	CIT Group Inc.	2,469,995	129,774
*	Howard Hughes Corp.	1,047,104	129,673
	JBG SMITH Properties	3,265,220	128,454
	Radian Group Inc.	5,330,490	121,802
	Axis Capital Holdings Ltd.	2,040,361	121,708
	First Horizon National Corp.	8,086,222	120,727
*	MGIC Investment Corp.	9,123,026	119,877
	Eaton Vance Corp.	2,771,067	119,516
	First Industrial Realty Trust Inc.	3,246,829	119,289
	PacWest Bancorp	3,044,693	118,225
^	Blackstone Mortgage Trust Inc. Class A	3,267,851	116,270
	Sterling Bancorp	5,372,607	114,329
	Life Storage Inc.	1,196,667	113,779
	Selective Insurance Group Inc.	1,514,157	113,395
	New York Community Bancorp Inc.	11,347,031	113,243
	Webster Financial Corp.	2,358,132	112,648
*	Essent Group Ltd.	2,393,786	112,484
	Prosperity Bancshares Inc.	1,701,818	112,405
	Highwoods Properties Inc.	2,657,289	109,746
	EastGroup Properties Inc.	943,511	109,428
	CoreSite Realty Corp.	944,537	108,782
*	Brighthouse Financial Inc.	2,958,525	108,548
	Lazard Ltd. Class A	3,153,715	108,456
	Spirit Realty Capital Inc.	2,531,798	108,007
	Rexford Industrial Realty Inc.	2,667,804	107,699
	Pinnacle Financial Partners Inc.	1,872,822	107,650
*	Western Alliance Bancorp	2,407,043	107,643
	Wintrust Financial Corp.	1,451,437	106,187
	IBERIABANK Corp.	1,395,155	105,823
	Hospitality Properties Trust	4,210,063	105,252
	FirstCash Inc.	1,047,904	104,811
	Assured Guaranty Ltd.	2,468,040	103,855
	Healthcare Realty Trust Inc.	3,307,930	103,604

7

Vanguard® Small-Cap Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Stifel Financial Corp.	1,720,957	101,640
^	First Financial Bankshares Inc.	3,298,604	101,564
	Rayonier Inc.	3,315,846	100,470
	FNB Corp.	8,307,782	97,783
	STAG Industrial Inc.	3,226,001	97,554
	United Bankshares Inc.	2,616,480	97,045
	Equity Commonwealth	2,974,767	96,739
	Ryman Hospitality Properties Inc.	1,184,628	96,062
	Bank OZK	3,136,304	94,371
	Pebblebrook Hotel Trust	3,335,071	93,982
	Umpqua Holdings Corp.	5,636,074	93,502
	Outfront Media Inc.	3,624,581	93,478
	RLI Corp.	1,082,770	92,804
	Janus Henderson Group plc	4,246,163	90,868
	Chimera Investment Corp.	4,789,796	90,383
	Sabra Health Care REIT Inc.	4,586,201	90,302
	First Hawaiian Inc.	3,462,871	89,584
	Associated Banc-Corp	4,197,058	88,726
	Glacier Bancorp Inc.	2,163,777	87,741
	Two Harbors Investment Corp.	6,924,466	87,733
	Hancock Whitney Corp.	2,189,157	87,698
	Bank of Hawaii Corp.	1,050,336	87,083
	Community Bank System Inc.	1,318,782	86,829
	Valley National Bancorp	8,052,132	86,802
	Apple Hospitality REIT Inc.	5,444,857	86,355
	Weingarten Realty Investors	3,136,254	85,996
	BankUnited Inc.	2,516,227	84,898
	Navient Corp.	6,110,570	83,409
	PS Business Parks Inc.	493,003	83,086
*,^	LendingTree Inc.	197,697	83,039
	TCF Financial Corp.	3,986,191	82,873
	Physicians Realty Trust	4,738,632	82,642
	MFA Financial Inc.	11,502,880	82,591
	Jones Lang LaSalle Inc.	586,375	82,497
	National Health Investors Inc.	1,050,419	81,964
	Legg Mason Inc.	2,099,438	80,367
	Sunstone Hotel Investors Inc.	5,846,310	80,153
	Federated Investors Inc. Class B	2,458,428	79,899
	Evercore Inc. Class A	893,007	79,094
	White Mountains Insurance Group Ltd.	77,318	78,977
	Terreno Realty Corp.	1,607,834	78,848
*	Texas Capital Bancshares Inc.	1,283,125	78,745
	RLJ Lodging Trust	4,437,829	78,727
	UMB Financial Corp.	1,190,480	78,357
	CenterState Bank Corp.	3,333,811	76,778
	Paramount Group Inc.	5,393,119	75,558
	Corporate Office Properties Trust	2,862,039	75,472
	Chemical Financial Corp.	1,825,721	75,055
	Home BancShares Inc.	3,857,608	74,298
	Old National Bancorp	4,448,201	73,796
	Washington Federal Inc.	2,054,328	71,758
	CVB Financial Corp.	3,395,545	71,408
	BancorpSouth Bank	2,453,169	71,240
	Apollo Commercial Real Estate Finance Inc.	3,861,396	71,011
	Fulton Financial Corp.	4,317,726	70,681
	Atlantic Union Bankshares Corp.	1,987,666	70,224
	Cathay General Bancorp	1,954,730	70,194
	SLM Corp.	7,007,557	68,113
	CNO Financial Group Inc.	4,072,376	67,927
	Columbia Banking System Inc.	1,871,544	67,712
	Empire State Realty Trust Inc.	4,557,253	67,493
	Independent Bank Corp.	882,454	67,199
	South State Corp.	902,581	66,493
	QTS Realty Trust Inc. Class A	1,413,179	65,261

8

Vanguard® Small-Cap Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Cadence BanCorp Class A	3,120,813	64,913
	Santander Consumer USA Holdings Inc.	2,703,278	64,771
	OneMain Holdings Inc.	1,909,808	64,571
	Brandywine Realty Trust	4,506,264	64,530
	Piedmont Office Realty Trust Inc. Class A	3,214,147	64,058
	Retail Properties of America Inc.	5,445,943	64,044
	PotlatchDeltic Corp.	1,636,449	63,789
	Kennedy-Wilson Holdings Inc.	3,090,914	63,580
	Investors Bancorp Inc.	5,698,031	63,533
	CoreCivic Inc.	3,038,819	63,086
	American Equity Investment Life Holding Co.	2,319,501	62,998
	Columbia Property Trust Inc.	2,991,142	62,036
	GEO Group Inc.	2,938,312	61,734
	Colony Capital Inc.	12,319,380	61,597
	First BanCorp	5,550,435	61,277
	Argo Group International Holdings Ltd.	826,588	61,209
	Taubman Centers Inc.	1,480,900	60,465
	Macerich Co.	1,802,562	60,368
	Affiliated Managers Group Inc.	654,922	60,345
	Agree Realty Corp.	942,006	60,335
	First Citizens BancShares Inc. Class A	133,413	60,072
	Xenia Hotels & Resorts Inc.	2,873,823	59,919
*	Green Dot Corp. Class A	1,221,605	59,737
*	Zillow Group Inc. Class A	1,299,960	59,486
	First Midwest Bancorp Inc.	2,885,054	59,057
	American Assets Trust Inc.	1,248,555	58,832
	CareTrust REIT Inc.	2,442,355	58,079
	First Financial Bancorp	2,379,236	57,625
	Acadia Realty Trust	2,104,311	57,595
	United Community Banks Inc.	2,015,332	57,558
	Jefferies Financial Group Inc.	2,985,452	57,410
	International Bancshares Corp.	1,508,114	56,871
	WSFS Financial Corp.	1,362,236	56,260
	BOK Financial Corp.	730,824	55,163
	Washington REIT	2,036,205	54,428
	Simmons First National Corp. Class A	2,311,501	53,766
	Lexington Realty Trust	5,711,341	53,744
	DiamondRock Hospitality Co.	5,150,572	53,257
	Invesco Mortgage Capital Inc.	3,237,784	52,193
*	Enstar Group Ltd.	298,398	52,005
	Great Western Bancorp Inc.	1,445,240	51,624
	Urban Edge Properties	2,962,738	51,344
*	Cannae Holdings Inc.	1,756,123	50,892
	Renasant Corp.	1,411,677	50,736
	WesBanco Inc.	1,312,239	50,587
	LegacyTexas Financial Group Inc.	1,240,027	50,482
	Senior Housing Properties Trust	6,056,954	50,091
	Retail Opportunity Investments Corp.	2,898,017	49,643
	Trustmark Corp.	1,485,127	49,380
	ProAssurance Corp.	1,361,769	49,173
	First Merchants Corp.	1,266,394	47,996
*	Genworth Financial Inc. Class A	12,843,671	47,650
	Pacific Premier Bancorp Inc.	1,514,967	46,782
	LTC Properties Inc.	1,009,133	46,077
	Banner Corp.	847,446	45,889
	Mack-Cali Realty Corp.	1,962,698	45,711
	SITE Centers Corp.	3,446,483	45,631
	Independent Bank Group Inc.	828,469	45,533
	Northwest Bancshares Inc.	2,574,622	45,339
	Eagle Bancorp Inc.	834,498	45,171
	Ameris Bancorp	1,148,735	45,019
	Ares Management Corp.	1,719,249	44,993
	Towne Bank	1,642,379	44,804
*	Cushman & Wakefield plc	2,490,374	44,528

9

Vanguard® Small-Cap Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Capitol Federal Financial Inc.	3,219,187	44,328
	Mercury General Corp.	706,639	44,165
	HFF Inc. Class A	966,923	43,976
	Brookfield Property REIT Inc. Class A	2,296,212	43,375
	First Interstate BancSystem Inc. Class A	1,089,873	43,170
	Virtu Financial Inc. Class A	1,944,939	42,361
	Uniti Group Inc.	4,456,877	42,340
	Moelis & Co. Class A	1,205,137	42,120
	Horace Mann Educators Corp.	1,043,538	42,044
	Global Net Lease Inc.	2,139,869	41,984
	Houlihan Lokey Inc. Class A	940,836	41,895
	Hope Bancorp Inc.	3,038,037	41,864
	Chesapeake Lodging Trust	1,467,642	41,710
	Redwood Trust Inc.	2,492,868	41,207
	Ladder Capital Corp. Class A	2,456,393	40,801
	Westamerica Bancorporation	662,202	40,798
	Alexander & Baldwin Inc.	1,740,907	40,215
	PennyMac Mortgage Investment Trust	1,826,594	39,875
	National General Holdings Corp.	1,733,568	39,768
	Walker & Dunlop Inc.	743,692	39,572
	ServisFirst Bancshares Inc.	1,142,631	39,147
	NBT Bancorp Inc.	1,043,588	39,145
^	Tanger Factory Outlet Centers Inc.	2,391,005	38,758
	Hilltop Holdings Inc.	1,787,207	38,014
	BGC Partners Inc. Class A	7,239,329	37,862
	Artisan Partners Asset Management Inc. Class A	1,357,230	37,351
	Provident Financial Services Inc.	1,513,535	36,703
	Park National Corp.	369,063	36,681
*	Axos Financial Inc.	1,324,369	36,089
	Safety Insurance Group Inc.	379,174	36,071
	Newmark Group Inc. Class A	4,007,838	35,990
*	LendingClub Corp.	10,831,303	35,527
^	Seritage Growth Properties Class A	813,684	34,956
	Berkshire Hills Bancorp Inc.	1,098,602	34,485
	Industrial Logistics Properties Trust	1,652,155	34,398
*,^	Redfin Corp.	1,866,742	33,564
	First Commonwealth Financial Corp.	2,488,560	33,521
	Employers Holdings Inc.	775,411	32,777
	Colony Credit Real Estate Inc.	2,085,697	32,328
^	Office Properties Income Trust	1,223,101	32,131
	Kite Realty Group Trust	2,109,137	31,911
	OFG Bancorp	1,321,793	31,419
	FGL Holdings	3,734,608	31,371
	Clearway Energy Inc.	1,842,796	31,070
	Cohen & Steers Inc.	602,552	30,995
	S&T Bancorp Inc.	823,833	30,877
*	PRA Group Inc.	1,096,511	30,856
	Brookline Bancorp Inc.	1,987,305	30,565
^	Waddell & Reed Financial Inc. Class A	1,807,097	30,124
	City Holding Co.	392,920	29,964
	Hamilton Lane Inc. Class A	521,093	29,734
^	American Finance Trust Inc.	2,695,883	29,385
	TPG RE Finance Trust Inc.	1,512,402	29,174
*	World Acceptance Corp.	177,569	29,141
	ARMOUR Residential REIT Inc.	1,544,205	28,784
	American National Insurance Co.	241,426	28,119
	BancFirst Corp.	502,448	27,966
	Tompkins Financial Corp.	339,193	27,678
	Kearny Financial Corp.	2,068,110	27,485
	Universal Health Realty Income Trust	322,521	27,392
	United Fire Group Inc.	556,394	26,963
	Boston Private Financial Holdings Inc.	2,202,212	26,581
	TFS Financial Corp.	1,454,839	26,289
	Getty Realty Corp.	854,211	26,276

10

Vanguard® Small-Cap Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Granite Point Mortgage Trust Inc.	1,346,418	25,838
	Piper Jaffray Cos.	343,552	25,516
*,^	Encore Capital Group Inc.	749,845	25,397
	National Bank Holdings Corp. Class A	685,153	24,871
	Flagstar Bancorp Inc.	713,615	23,649
	RPT Realty	1,937,190	23,459
*	Focus Financial Partners Inc. Class A	831,610	22,711
	Central Pacific Financial Corp.	720,402	21,583
	WisdomTree Investments Inc.	3,417,405	21,085
^	Realogy Holdings Corp.	2,901,482	21,007
*	Ambac Financial Group Inc.	1,193,092	20,104
	Alexander’s Inc.	53,879	19,951
	Franklin Street Properties Corp.	2,680,114	19,779
*	MBIA Inc.	2,118,343	19,722
	iStar Inc.	1,559,768	19,372
	Heartland Financial USA Inc.	430,640	19,263
*	Third Point Reinsurance Ltd.	1,845,654	19,047
*	Marcus & Millichap Inc.	614,324	18,952
	Virtus Investment Partners Inc.	175,675	18,868
	Capstead Mortgage Corp.	2,251,283	18,798
^	Washington Prime Group Inc.	4,901,160	18,722
*	Columbia Financial Inc.	1,217,754	18,388
	Saul Centers Inc.	327,326	18,373
	Investors Real Estate Trust	311,927	18,301
	RMR Group Inc. Class A	388,721	18,262
	Oritani Financial Corp.	995,891	17,667
	Northfield Bancorp Inc.	1,102,195	17,205
	FBL Financial Group Inc. Class A	257,720	16,443
	Urstadt Biddle Properties Inc. Class A	780,704	16,395
	Hersha Hospitality Trust Class A	986,760	16,321
	Summit Hotel Properties Inc.	1,378,048	15,806
	State Auto Financial Corp.	450,005	15,750
	PennyMac Financial Services Inc.	698,321	15,489
	Dime Community Bancshares Inc.	806,841	15,322
	Front Yard Residential Corp.	1,247,735	15,247
*	St. Joe Co.	876,066	15,138
	National Western Life Group Inc. Class A	58,648	15,073
	Nelnet Inc. Class A	254,024	15,043
	Clearway Energy Inc. Class A	907,811	14,688
	New Senior Investment Group Inc.	2,165,141	14,550
	AG Mortgage Investment Trust Inc.	842,282	13,392
	Retail Value Inc.	383,592	13,349
	KKR Real Estate Finance Trust Inc.	604,058	12,033
	CorePoint Lodging Inc.	950,331	11,775
	Anworth Mortgage Asset Corp.	2,587,500	9,807
^	Pennsylvania REIT	1,434,680	9,325
*	Tejon Ranch Co.	506,313	8,400
	Ashford Hospitality Trust Inc.	2,550,812	7,576
*	Greenlight Capital Re Ltd. Class A	753,464	6,397
*	EZCORP Inc. Class A	624,109	5,910
*	Forestar Group Inc.	273,962	5,356
	Spirit MTA REIT	561,837	4,686
	GAMCO Investors Inc. Class A	163,823	3,141
	Greenhill & Co. Inc.	169,274	2,300
^	CBL & Associates Properties Inc.	2,043,260	2,125
	Associated Capital Group Inc. Class A	49,974	1,869
*	Altisource Portfolio Solutions SA	66,934	1,316
	Urstadt Biddle Properties Inc.	57,800	988
	WP Carey Inc.	352	29
*	On Deck Capital Inc.	121	1
*	Longfin Corp.	18	—
			23,629,153

11

Vanguard® Small-Cap Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
Health Care (11.7%)
	STERIS plc	2,164,092	322,190
*,^	Sarepta Therapeutics Inc.	1,797,476	273,126
*	Array BioPharma Inc.	5,671,280	262,750
*	Sage Therapeutics Inc.	1,307,733	239,433
	West Pharmaceutical Services Inc.	1,879,766	235,253
*	Molina Healthcare Inc.	1,522,008	217,860
*	Ionis Pharmaceuticals Inc.	3,229,595	207,566
	Bio-Techne Corp.	968,960	202,018
*	Catalent Inc.	3,724,443	201,902
*	Neurocrine Biosciences Inc.	2,333,511	197,018
*	Exact Sciences Corp.	1,651,247	194,913
*	Masimo Corp.	1,228,526	182,829
*,^	Insulet Corp.	1,525,969	182,170
	Hill-Rom Holdings Inc.	1,708,083	178,700
*	Charles River Laboratories International Inc.	1,247,333	176,997
*	Bio-Rad Laboratories Inc. Class A	538,125	168,212
*	Exelixis Inc.	7,716,197	164,895
*	Haemonetics Corp.	1,309,250	157,555
	Encompass Health Corp.	2,405,949	152,441
*	PRA Health Sciences Inc.	1,511,725	149,888
	Chemed Corp.	408,559	147,424
	Bruker Corp.	2,608,433	130,291
*	Penumbra Inc.	799,304	127,889
*	ICU Medical Inc.	500,621	126,111
*,^	Bluebird Bio Inc.	985,576	125,365
*	Novocure Ltd.	1,958,851	123,858
*,^	Teladoc Health Inc.	1,742,507	115,720
*	Horizon Therapeutics plc	4,723,129	113,638
*	Blueprint Medicines Corp.	1,185,902	111,866
*	Avantor Inc.	5,784,637	110,429
*	Syneos Health Inc.	2,122,831	108,455
*	HealthEquity Inc.	1,524,833	99,724
*	Amedisys Inc.	820,690	99,640
*	Integra LifeSciences Holdings Corp.	1,747,886	97,619
*	Wright Medical Group NV	3,223,469	96,124
*	Repligen Corp.	1,085,752	93,320
*	LHC Group Inc.	764,781	91,453
*	Tandem Diabetes Care Inc.	1,411,258	91,054
*	Spark Therapeutics Inc.	883,923	90,496
*	Alkermes plc	3,999,225	90,143
*	FibroGen Inc.	1,981,461	89,522
*	Ultragenyx Pharmaceutical Inc.	1,401,438	88,991
*	United Therapeutics Corp.	1,117,390	87,223
*	Omnicell Inc.	1,000,646	86,086
*	Mirati Therapeutics Inc.	829,334	85,421
*	Globus Medical Inc.	1,952,152	82,576
*	Neogen Corp.	1,328,561	82,517
*	Merit Medical Systems Inc.	1,331,759	79,320
*	Nektar Therapeutics Class A	2,223,233	79,103
*	Amicus Therapeutics Inc.	6,283,771	78,421
*	NuVasive Inc.	1,326,663	77,663
	Ensign Group Inc.	1,354,101	77,075
*	Global Blood Therapeutics Inc.	1,448,445	76,188
*,^	Acadia Healthcare Co. Inc.	2,152,140	75,217
*	Arena Pharmaceuticals Inc.	1,265,040	74,169
	Cantel Medical Corp.	903,952	72,895
*	HMS Holdings Corp.	2,222,433	71,985
*	Guardant Health Inc.	821,073	70,883
*	ACADIA Pharmaceuticals Inc.	2,576,456	68,869
*	Medicines Co.	1,836,557	66,979
*	Glaukos Corp.	883,298	66,601
*	PTC Therapeutics Inc.	1,424,624	64,108
*	Agios Pharmaceuticals Inc.	1,272,506	63,473

12

Vanguard® Small-Cap Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	CONMED Corp.	721,797	61,764
*,^	Immunomedics Inc.	4,152,188	57,591
^	Healthcare Services Group Inc.	1,886,172	57,189
*	Halozyme Therapeutics Inc.	3,320,785	57,051
*	Insmed Inc.	2,224,162	56,939
*	Quidel Corp.	912,749	54,144
*	Emergent BioSolutions Inc.	1,113,678	53,802
*	MEDNAX Inc.	2,129,680	53,732
*	Intercept Pharmaceuticals Inc.	670,880	53,382
*	MyoKardia Inc.	1,056,310	52,963
*	Avanos Medical Inc.	1,210,005	52,768
*	WageWorks Inc.	1,018,021	51,705
*	Tenet Healthcare Corp.	2,500,237	51,655
*,^	Ligand Pharmaceuticals Inc.	450,299	51,402
*	Xencor Inc.	1,221,139	49,981
*	iRhythm Technologies Inc.	628,313	49,687
*	Myriad Genetics Inc.	1,778,157	49,397
*	Nevro Corp.	744,309	48,254
*	Acceleron Pharma Inc.	1,151,160	47,290
	Patterson Cos. Inc.	2,063,423	47,252
*	Reata Pharmaceuticals Inc. Class A	497,924	46,979
*	Medpace Holdings Inc.	689,493	45,107
*,^	Portola Pharmaceuticals Inc.	1,661,278	45,070
*	Select Medical Holdings Corp.	2,752,163	43,677
*	REGENXBIO Inc.	849,005	43,613
*	Pacira BioSciences Inc.	999,319	43,460
*	Supernus Pharmaceuticals Inc.	1,266,882	41,921
*	Prestige Consumer Healthcare Inc.	1,309,935	41,499
*	Ironwood Pharmaceuticals Inc. Class A	3,766,000	41,200
*	Magellan Health Inc.	552,859	41,039
*	Cambrex Corp.	856,710	40,103
*	BioTelemetry Inc.	828,781	39,906
*	Natera Inc.	1,425,103	39,304
*	Genomic Health Inc.	660,988	38,450
*,^	Heron Therapeutics Inc.	1,938,950	36,045
*	Aerie Pharmaceuticals Inc.	1,184,504	35,002
*	Iovance Biotherapeutics Inc.	1,415,892	34,718
*	Brookdale Senior Living Inc.	4,734,538	34,136
*,^	Denali Therapeutics Inc.	1,605,047	33,321
*	Inogen Inc.	479,692	32,024
*	Momenta Pharmaceuticals Inc.	2,508,564	31,232
*	Varex Imaging Corp.	990,366	30,355
*	Editas Medicine Inc.	1,210,618	29,951
*	AnaptysBio Inc.	528,925	29,842
*	Radius Health Inc.	1,200,726	29,250
*,^	Corcept Therapeutics Inc.	2,608,391	29,084
*,^	Allogene Therapeutics Inc.	1,082,586	29,067
*	Arrowhead Pharmaceuticals Inc.	1,086,759	28,799
*	NeoGenomics Inc.	1,237,849	27,158
*	Zogenix Inc.	538,328	25,721
*	Tricida Inc.	633,066	24,981
*	Innoviva Inc.	1,715,169	24,973
*	Epizyme Inc.	1,986,440	24,930
*	Orthofix Medical Inc.	470,904	24,901
*,^	Allakos Inc.	554,298	24,018
*,^	Madrigal Pharmaceuticals Inc.	220,214	23,081
	Luminex Corp.	1,105,084	22,809
*,^	OPKO Health Inc.	9,023,740	22,018
*	Spectrum Pharmaceuticals Inc.	2,556,276	22,010
*	Endo International plc	5,228,131	21,540
*,^	Alder Biopharmaceuticals Inc.	1,820,204	21,424
*	Aimmune Therapeutics Inc.	1,017,408	21,182
*	CorVel Corp.	242,969	21,141
	National HealthCare Corp.	260,098	21,107

13

Vanguard® Small-Cap Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Amneal Pharmaceuticals Inc.	2,832,008	20,306
*	Mallinckrodt plc	2,197,445	20,173
*,^	Clovis Oncology Inc.	1,299,148	19,318
*	Tivity Health Inc.	1,147,338	18,862
*,^	Theravance Biopharma Inc.	1,093,586	17,858
*	HealthStream Inc.	681,224	17,616
*	STAAR Surgical Co.	573,852	16,860
*	Sangamo Therapeutics Inc.	1,497,220	16,125
*,^	Esperion Therapeutics Inc.	324,114	15,078
*	Intra-Cellular Therapies Inc.	1,155,606	15,000
*,^	Intellia Therapeutics Inc.	909,616	14,890
*,^	Intrexon Corp.	1,836,002	14,064
	Meridian Bioscience Inc.	1,117,181	13,272
*,^	Rubius Therapeutics Inc.	811,122	12,759
*	Akorn Inc.	2,439,919	12,566
*,^	ZIOPHARM Oncology Inc.	2,098,725	12,236
*	Gossamer Bio Inc.	503,012	11,157
*,^	Akcea Therapeutics Inc.	470,607	11,036
*	G1 Therapeutics Inc.	359,540	11,023
*	Natus Medical Inc.	422,468	10,853
*	Puma Biotechnology Inc.	851,517	10,823
*	Atara Biotherapeutics Inc.	511,250	10,281
*,^	Shockwave Medical Inc.	177,718	10,146
*	Acorda Therapeutics Inc.	1,259,952	9,664
*	Achillion Pharmaceuticals Inc.	3,442,896	9,227
*	Silk Road Medical Inc.	150,014	7,270
*,^	Lexicon Pharmaceuticals Inc.	1,100,896	6,925
*,^	TherapeuticsMD Inc.	2,503,616	6,509
*,^	Alector Inc.	267,398	5,081
*	Kiniksa Pharmaceuticals Ltd. Class A	361,529	4,895
*	Turning Point Therapeutics Inc.	111,611	4,543
*	PDL BioPharma Inc.	1,368,086	4,296
*,^	AMAG Pharmaceuticals Inc.	394,530	3,941
*	Surgery Partners Inc.	465,622	3,790
*,^	Community Health Systems Inc.	1,396,501	3,729
*	Adaptive Biotechnologies Corp.	58,561	2,828
	Owens & Minor Inc.	734,723	2,351
*,^	Moderna Inc.	109,611	1,605
*	Bridgebio Pharma Inc.	19,793	534
*	American Renal Associates Holdings Inc.	50,915	379
*,^,§	Synergy Pharmaceuticals Inc.	2,001,166	13
*	Accuray Inc.	181	1
*	Five Prime Therapeutics Inc.	71	—
*	Cyclerion Therapeutics Inc.	30	—
*,^	Insys Therapeutics Inc.	429	—
			10,898,599
Industrials (20.3%)
	IDEX Corp.	1,937,956	333,600
*	Zebra Technologies Corp.	1,381,095	289,326
	PerkinElmer Inc.	2,839,323	273,540
	Allegion plc	2,404,736	265,844
	Lennox International Inc.	953,745	262,280
*	Teledyne Technologies Inc.	927,288	253,956
*	WEX Inc.	1,106,615	230,287
	Booz Allen Hamilton Holding Corp. Class A	3,406,888	225,570
*	Fair Isaac Corp.	705,186	221,442
	Spirit AeroSystems Holdings Inc. Class A	2,645,998	215,305
	Graco Inc.	4,261,351	213,835
*	Euronet Worldwide Inc.	1,263,972	212,651
	Carlisle Cos. Inc.	1,459,546	204,935
	Universal Display Corp.	1,086,844	204,392
	AptarGroup Inc.	1,618,528	201,248
	Nordson Corp.	1,322,111	186,827
*	Berry Global Group Inc.	3,367,919	177,119

14

Vanguard® Small-Cap Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	HD Supply Holdings Inc.	4,370,972	176,063
	Hexcel Corp.	2,171,034	175,593
	Toro Co.	2,579,913	172,596
	Sonoco Products Co.	2,562,869	167,458
	Donaldson Co. Inc.	3,265,406	166,079
	Woodward Inc.	1,430,388	161,863
	Owens Corning	2,775,715	161,547
	Genpact Ltd.	4,147,844	157,991
*	AECOM	4,024,711	152,335
	Oshkosh Corp.	1,788,510	149,323
	ManpowerGroup Inc.	1,530,596	147,856
	ITT Inc.	2,246,212	147,082
*	Genesee & Wyoming Inc. Class A	1,445,497	144,550
	Acuity Brands Inc.	1,020,565	140,746
	Quanta Services Inc.	3,636,549	138,880
	Curtiss-Wright Corp.	1,092,217	138,854
	Watsco Inc.	824,574	134,843
	National Instruments Corp.	3,202,220	134,461
	Jack Henry & Associates Inc.	989,490	132,512
	MDU Resources Group Inc.	5,069,078	130,782
	BWX Technologies Inc.	2,428,744	126,538
	EMCOR Group Inc.	1,433,038	126,251
	Lincoln Electric Holdings Inc.	1,523,548	125,418
	Avnet Inc.	2,719,077	123,093
	Insperity Inc.	1,002,644	122,463
	AGCO Corp.	1,572,044	121,943
	Armstrong World Industries Inc.	1,251,696	121,665
	Fluor Corp.	3,577,752	120,534
	MAXIMUS Inc.	1,633,558	118,498
*	Gardner Denver Holdings Inc.	3,357,811	116,180
*	Kirby Corp.	1,456,866	115,092
	Air Lease Corp. Class A	2,701,542	111,682
	Jabil Inc.	3,518,364	111,180
*	Stericycle Inc.	2,323,348	110,940
	Landstar System Inc.	1,026,798	110,884
*	Generac Holdings Inc.	1,592,762	110,554
	Tetra Tech Inc.	1,403,660	110,257
	Crane Co.	1,301,009	108,556
*	Trex Co. Inc.	1,495,289	107,212
	Littelfuse Inc.	600,224	106,186
*	RBC Bearings Inc.	634,271	105,803
	Graphic Packaging Holding Co.	7,545,329	105,484
	Eagle Materials Inc.	1,127,624	104,531
^	Knight-Swift Transportation Holdings Inc.	3,097,044	101,707
	Cognex Corp.	2,083,312	99,957
	nVent Electric plc	4,021,481	99,693
	HEICO Corp. Class A	961,188	99,358
	Brink’s Co.	1,208,429	98,100
*	Axon Enterprise Inc.	1,511,793	97,072
	MSA Safety Inc.	889,755	93,771
	FLIR Systems Inc.	1,732,699	93,739
*	Mercury Systems Inc.	1,323,193	93,087
	John Bean Technologies Corp.	768,203	93,052
*	Clean Harbors Inc.	1,286,869	91,496
	KBR Inc.	3,611,557	90,072
	Timken Co.	1,749,141	89,801
	Regal Beloit Corp.	1,092,843	89,296
	Flowserve Corp.	1,678,411	88,435
*	CoreLogic Inc.	2,059,786	86,161
	MSC Industrial Direct Co. Inc. Class A	1,151,714	85,526
	AO Smith Corp.	1,805,330	85,139
*	Coherent Inc.	618,512	84,346
	Louisiana-Pacific Corp.	3,149,794	82,588
*	Rogers Corp.	474,332	81,860

15

Vanguard® Small-Cap Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	FTI Consulting Inc.	970,841	81,395
*,^	Allegheny Technologies Inc.	3,213,584	80,982
*	Aerojet Rocketdyne Holdings Inc.	1,805,998	80,855
*	MasTec Inc.	1,557,176	80,241
*	Novanta Inc.	847,154	79,887
	Ryder System Inc.	1,361,502	79,376
	Kennametal Inc.	2,102,548	77,773
*	Arrow Electronics Inc.	1,089,393	77,641
*	ASGN Inc.	1,280,466	77,596
	Moog Inc. Class A	828,613	77,566
	Exponent Inc.	1,323,994	77,507
*	Rexnord Corp.	2,540,793	76,783
*	Paylocity Holding Corp.	813,808	76,351
	Macquarie Infrastructure Corp.	1,869,590	75,793
*	Proto Labs Inc.	649,861	75,397
	UniFirst Corp.	392,387	73,992
	GATX Corp.	923,004	73,185
*	TriNet Group Inc.	1,075,194	72,898
*	TopBuild Corp.	879,973	72,827
*	SiteOne Landscape Supply Inc.	1,045,052	72,422
	Allison Transmission Holdings Inc.	1,523,775	70,627
	Barnes Group Inc.	1,244,947	70,140
*	Integer Holdings Corp.	831,796	69,804
*	Resideo Technologies Inc.	3,129,702	68,603
	Owens-Illinois Inc.	3,960,662	68,401
	Simpson Manufacturing Co. Inc.	1,024,127	68,063
*,^	XPO Logistics Inc.	1,176,350	68,005
	ABM Industries Inc.	1,690,299	67,612
	EnerSys	982,866	67,326
	Valmont Industries Inc.	529,338	67,125
	Watts Water Technologies Inc. Class A	705,470	65,736
	HEICO Corp.	486,050	65,038
	Albany International Corp. Class A	782,247	64,856
*	AMN Healthcare Services Inc.	1,191,019	64,613
*	Beacon Roofing Supply Inc.	1,745,192	64,083
*	Colfax Corp.	2,250,036	63,068
	Silgan Holdings Inc.	1,990,940	60,923
	Applied Industrial Technologies Inc.	982,119	60,430
	Belden Inc.	1,006,311	59,946
*	Pluralsight Inc. Class A	1,952,074	59,187
	Brady Corp. Class A	1,193,336	58,855
	Altra Industrial Motion Corp.	1,640,160	58,849
	World Fuel Services Corp.	1,627,878	58,538
*	WESCO International Inc.	1,145,436	58,016
*	Advanced Disposal Services Inc.	1,815,450	57,931
	Granite Construction Inc.	1,190,651	57,366
*	Itron Inc.	909,704	56,920
	Universal Forest Products Inc.	1,484,705	56,508
*	II-VI Inc.	1,539,714	56,292
*	Harsco Corp.	2,045,583	56,131
	Vishay Intertechnology Inc.	3,374,195	55,742
*	Summit Materials Inc. Class A	2,859,698	55,049
	Trinity Industries Inc.	2,650,277	54,993
*	ExlService Holdings Inc.	830,107	54,895
	Korn Ferry	1,366,604	54,760
	Covanta Holding Corp.	3,008,339	53,879
	Otter Tail Corp.	1,007,199	53,190
	Tradeweb Markets Inc. Class A	1,180,320	51,710
	ESCO Technologies Inc.	624,484	51,595
	Terex Corp.	1,634,341	51,318
*	Sanmina Corp.	1,666,483	50,461
*	Builders FirstSource Inc.	2,981,757	50,272
*	Cimpress NV	548,125	49,819
	AAON Inc.	991,778	49,767

16

Vanguard® Small-Cap Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	OSI Systems Inc.	437,256	49,248
	Cubic Corp.	753,419	48,580
	EVERTEC Inc.	1,472,830	48,162
	Comfort Systems USA Inc.	938,220	47,840
	Franklin Electric Co. Inc.	1,004,563	47,717
	Triton International Ltd.	1,452,801	47,594
*	SPX FLOW Inc.	1,082,091	45,296
	Deluxe Corp.	1,113,525	45,276
	Kaman Corp.	708,221	45,107
*	Dycom Industries Inc.	761,394	44,823
	ManTech International Corp. Class A	679,112	44,720
*	Plexus Corp.	765,799	44,700
	Badger Meter Inc.	740,287	44,188
*	Navistar International Corp.	1,263,994	43,545
*	Anixter International Inc.	726,146	43,358
*	Saia Inc.	669,081	43,269
	Forward Air Corp.	728,270	43,077
*	Knowles Corp.	2,343,976	42,918
	Matson Inc.	1,084,865	42,147
*	Conduent Inc.	4,284,856	41,092
	Mueller Industries Inc.	1,371,521	40,144
	Mueller Water Products Inc. Class A	4,019,588	39,472
	Actuant Corp. Class A	1,546,520	38,369
	McGrath RentCorp	613,724	38,143
*	SPX Corp.	1,140,732	37,667
*,^	Verra Mobility Corp. Class A	2,831,527	37,065
	Werner Enterprises Inc.	1,152,169	35,809
*	Air Transport Services Group Inc.	1,459,516	35,612
*	TriMas Corp.	1,147,373	35,534
	Mobile Mini Inc.	1,164,445	35,434
*	JELD-WEN Holding Inc.	1,665,244	35,353
*	Ambarella Inc.	799,834	35,297
*	Hub Group Inc. Class A	836,699	35,125
	Helios Technologies Inc.	728,431	33,806
	EnPro Industries Inc.	524,129	33,460
	Raven Industries Inc.	905,036	32,473
	Advanced Drainage Systems Inc.	973,232	31,912
*	Masonite International Corp.	605,542	31,900
*	Installed Building Products Inc.	535,767	31,728
*	Aerovironment Inc.	548,241	31,124
	AAR Corp.	843,389	31,028
*	Atkore International Group Inc.	1,195,939	30,939
	Encore Wire Corp.	516,217	30,240
	AZZ Inc.	653,962	30,095
*	Huron Consulting Group Inc.	587,028	29,574
*	Atlas Air Worldwide Holdings Inc.	659,520	29,441
	Aircastle Ltd.	1,380,144	29,342
	Boise Cascade Co.	1,013,967	28,503
	Triumph Group Inc.	1,219,068	27,917
*	Sykes Enterprises Inc.	1,014,893	27,869
	Apogee Enterprises Inc.	640,839	27,838
	Tennant Co.	452,365	27,685
	Rush Enterprises Inc. Class A	751,731	27,453
	MTS Systems Corp.	465,600	27,252
	Methode Electronics Inc.	920,727	26,305
*	Kratos Defense & Security Solutions Inc.	1,146,408	26,241
	Schneider National Inc. Class B	1,429,263	26,070
*	Livent Corp.	3,765,197	26,055
*	Cardtronics plc Class A	951,297	25,989
*,^	Inovalon Holdings Inc. Class A	1,786,498	25,922
	Greenbrier Cos. Inc.	844,167	25,663
*	Milacron Holdings Corp.	1,842,162	25,422
*	TTM Technologies Inc.	2,452,849	25,019
*	Evo Payments Inc. Class A	788,611	24,865

17

Vanguard® Small-Cap Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Benchmark Electronics Inc.	979,337	24,601
	H&E Equipment Services Inc.	838,164	24,382
	Standex International Corp.	331,509	24,247
	Primoris Services Corp.	1,142,083	23,904
*	FARO Technologies Inc.	449,622	23,641
*	CIRCOR International Inc.	513,681	23,629
*	Continental Building Products Inc.	880,207	23,387
*	Fabrinet	468,564	23,274
*	TrueBlue Inc.	1,054,829	23,270
	Lindsay Corp.	279,432	22,972
	Wabash National Corp.	1,379,785	22,449
	AVX Corp.	1,329,747	22,074
	Navigant Consulting Inc.	951,323	22,061
	Kelly Services Inc. Class A	837,472	21,933
*	Thermon Group Holdings Inc.	854,889	21,928
	Greif Inc. Class A	656,182	21,359
	Heartland Express Inc.	1,173,766	21,210
*	SEACOR Holdings Inc.	434,698	20,652
	Kforce Inc.	576,940	20,245
	Astec Industries Inc.	601,465	19,584
*	Parsons Corp.	508,723	18,752
*	GMS Inc.	845,449	18,600
	ArcBest Corp.	644,229	18,109
*,^	MACOM Technology Solutions Holdings Inc.	1,188,150	17,977
	Griffon Corp.	1,047,327	17,721
	GrafTech International Ltd.	1,504,427	17,301
	TTEC Holdings Inc.	358,200	16,689
*	Manitowoc Co. Inc.	932,124	16,592
	Quanex Building Products Corp.	876,372	16,555
*,^	GreenSky Inc. Class A	1,305,193	16,041
*	Wesco Aircraft Holdings Inc.	1,437,293	15,954
*	Evolent Health Inc. Class A	1,927,596	15,324
*	Veeco Instruments Inc.	1,248,471	15,256
*	Tutor Perini Corp.	1,056,651	14,656
*	Aegion Corp. Class A	793,450	14,599
	Hyster-Yale Materials Handling Inc.	256,076	14,151
	Gorman-Rupp Co.	427,795	14,045
*	Gates Industrial Corp. plc	1,148,804	13,108
*	Astronics Corp.	319,743	12,860
	Resources Connection Inc.	797,941	12,775
^	Maxar Technologies Inc.	1,533,420	11,991
*	Team Inc.	745,098	11,415
	Briggs & Stratton Corp.	1,043,245	10,683
*	Donnelley Financial Solutions Inc.	800,484	10,678
	REV Group Inc.	652,053	9,396
^	ADT Inc.	1,441,928	8,825
*	Vicor Corp.	242,977	7,544
	Greif Inc. Class B	168,239	7,344
*	Mistras Group Inc.	446,177	6,412
	Quad/Graphics Inc.	799,352	6,323
*	International Seaways Inc.	323,246	6,142
	Rush Enterprises Inc. Class B	112,616	4,157
	RR Donnelley & Sons Co.	823,235	1,622
*,^	Armstrong Flooring Inc.	40,066	395
	Park Electrochemical Corp.	40	1
*	Dorian LPG Ltd.	20	—
			18,877,286
Oil & Gas (3.2%)
	Helmerich & Payne Inc.	2,651,325	134,210
*	Parsley Energy Inc. Class A	6,817,941	129,609
*	First Solar Inc.	1,885,426	123,835
*	WPX Energy Inc.	10,750,449	123,738
	Murphy Oil Corp.	4,201,754	103,573
	EQT Corp.	6,514,691	102,997

18

Vanguard® Small-Cap Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Equitrans Midstream Corp.	5,197,659	102,446
*	Transocean Ltd.	14,779,513	94,737
^	Antero Midstream Corp.	7,102,599	81,396
	PBF Energy Inc. Class A	2,596,161	81,260
	Delek US Holdings Inc.	1,959,084	79,382
	Cimarex Energy Co.	1,290,325	76,555
*	Chart Industries Inc.	898,532	69,079
*	Apergy Corp.	1,965,762	65,932
*,^	Chesapeake Energy Corp.	33,273,734	64,884
*	PDC Energy Inc.	1,687,126	60,838
	Core Laboratories NV	1,124,909	58,810
	Patterson-UTI Energy Inc.	5,026,096	57,850
*	Matador Resources Co.	2,846,471	56,588
*	Oceaneering International Inc.	2,510,003	51,179
*	Oasis Petroleum Inc.	8,356,621	47,466
	Arcosa Inc.	1,233,039	46,399
	Range Resources Corp.	6,516,856	45,488
*	Dril-Quip Inc.	939,543	45,098
*	QEP Resources Inc.	6,203,209	44,849
*	Southwestern Energy Co.	13,797,401	43,600
*,^	Whiting Petroleum Corp.	2,321,777	43,371
*,^	McDermott International Inc.	4,440,235	42,893
^	Ensco Rowan plc Class A	5,016,636	42,792
*	ProPetro Holding Corp.	2,043,042	42,291
*	NOW Inc.	2,768,844	40,868
*	Cactus Inc. Class A	1,217,035	40,308
*	Callon Petroleum Co.	5,939,867	39,144
	CVR Energy Inc.	766,347	38,310
*	Centennial Resource Development Inc. Class A	4,805,884	36,477
	Archrock Inc.	3,409,377	36,139
	SM Energy Co.	2,837,021	35,519
*	Antero Resources Corp.	6,396,615	35,373
*	MRC Global Inc.	2,003,009	34,291
*	Magnolia Oil & Gas Corp. Class A	2,747,369	31,815
*	Helix Energy Solutions Group Inc.	3,676,486	31,728
*	SRC Energy Inc.	6,328,118	31,387
*	CNX Resources Corp.	3,710,431	27,123
	Nabors Industries Ltd.	8,948,919	25,952
	SemGroup Corp. Class A	2,081,154	24,974
*	Oil States International Inc.	1,353,009	24,760
*	Carrizo Oil & Gas Inc.	2,227,528	22,320
*,^	Tellurian Inc.	2,506,636	19,677
*	Gulfport Energy Corp.	3,653,210	17,937
*,^	SunPower Corp. Class A	1,648,538	17,623
*	C&J Energy Services Inc.	1,479,943	17,434
	Berry Petroleum Corp.	1,616,842	17,138
*	Newpark Resources Inc.	2,266,070	16,814
*,^	Denbury Resources Inc.	12,118,003	15,026
^	Liberty Oilfield Services Inc. Class A	911,643	14,750
*,^	Diamond Offshore Drilling Inc.	1,629,823	14,456
*	Laredo Petroleum Inc.	4,580,807	13,284
*	Noble Corp. plc	6,523,078	12,198
*	Unit Corp.	1,357,211	12,066
*	Jagged Peak Energy Inc.	1,389,722	11,493
*	Exterran Corp.	798,869	11,360
*	KLX Energy Services Holdings Inc.	527,724	10,781
*,^	Extraction Oil & Gas Inc.	2,474,090	10,713
^	RPC Inc.	1,401,466	10,105
*	Keane Group Inc.	1,087,572	7,308
*	Forum Energy Technologies Inc.	2,003,086	6,851
	Green Plains Inc.	513,789	5,539
*	FTS International Inc.	858,019	4,788
*	Superior Energy Services Inc.	1,851,981	2,408
*,^	Covia Holdings Corp.	145,596	285

19

Vanguard® Small-Cap Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Roan Resources Inc.	86,164	150
			2,989,817
Other (0.0%)[2]
*,§	Herbalife Ltd. CVR	228,911	2,221
*,§	A Schulman Inc. CVR	670,110	290
*,§	NewStar Financial Inc. CVR	651,238	169
*,§	Media General Inc. CVR	2,475,062	96
*,§	Clinical Data CVR	297,875	—
			2,776
Technology (12.4%)
*	Tableau Software Inc. Class A	1,939,159	321,939
	Leidos Holdings Inc.	3,691,988	294,805
*	Zendesk Inc.	2,803,339	249,581
*	PTC Inc.	2,648,799	237,756
*	EPAM Systems Inc.	1,328,608	229,982
*	Aspen Technology Inc.	1,764,778	219,327
*	ON Semiconductor Corp.	10,546,864	213,152
*	Guidewire Software Inc.	2,083,568	211,232
	Teradyne Inc.	4,385,193	210,095
	Cypress Semiconductor Corp.	9,345,739	207,849
*	Tyler Technologies Inc.	931,999	201,330
*	Coupa Software Inc.	1,568,973	198,648
*	RingCentral Inc. Class A	1,710,444	196,564
*	HubSpot Inc.	1,023,136	174,465
*	Proofpoint Inc.	1,423,619	171,190
*	Okta Inc.	1,329,223	164,172
*	Ciena Corp.	3,991,232	164,159
*	Cree Inc.	2,691,193	151,191
*	Paycom Software Inc.	636,755	144,365
	Monolithic Power Systems Inc.	1,045,508	141,959
*,^	MongoDB Inc.	903,554	137,422
*	Medidata Solutions Inc.	1,512,172	136,867
*	DocuSign Inc. Class A	2,659,349	132,196
	Science Applications International Corp.	1,513,645	131,021
*	CACI International Inc. Class A	636,587	130,239
	Entegris Inc.	3,464,322	129,289
*	RealPage Inc.	2,058,368	121,135
*	ViaSat Inc.	1,473,174	119,062
*	Nuance Communications Inc.	7,422,305	118,534
*	Alteryx Inc. Class A	1,071,400	116,911
*	Manhattan Associates Inc.	1,653,419	114,632
*	Silicon Laboratories Inc.	1,106,469	114,409
*	Anaplan Inc.	2,263,258	114,227
*	Zscaler Inc.	1,429,196	109,534
*	New Relic Inc.	1,262,952	109,258
*	Smartsheet Inc. Class A	2,236,020	108,223
	MKS Instruments Inc.	1,389,126	108,199
*	Teradata Corp.	2,997,155	107,448
	j2 Global Inc.	1,190,688	105,840
	Blackbaud Inc.	1,256,900	104,951
*	Lumentum Holdings Inc.	1,954,362	104,382
	SYNNEX Corp.	1,048,331	103,156
*	Tech Data Corp.	942,517	98,587
*	NCR Corp.	3,066,528	95,369
*	Avalara Inc.	1,317,098	95,095
	LogMeIn Inc.	1,275,875	94,006
*	Nutanix Inc.	3,621,422	93,940
*	ACI Worldwide Inc.	2,682,535	92,118
*	Verint Systems Inc.	1,684,586	90,597
*	Ceridian HCM Holding Inc.	1,802,363	90,479
*	Pure Storage Inc. Class A	5,820,050	88,872
*	Envestnet Inc.	1,261,400	86,242
	Perspecta Inc.	3,548,778	83,077
*	Q2 Holdings Inc.	1,072,274	81,879

20

Vanguard® Small-Cap Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Semtech Corp.	1,702,694	81,814
	Cabot Microelectronics Corp.	741,969	81,676
*	Cornerstone OnDemand Inc.	1,378,291	79,844
*	CommScope Holding Co. Inc.	4,948,432	77,839
*	Viavi Solutions Inc.	5,839,139	77,602
	CDK Global Inc.	1,554,393	76,849
*	FireEye Inc.	5,125,563	75,910
*	Everbridge Inc.	842,414	75,329
*	Five9 Inc.	1,448,096	74,273
*	Qualys Inc.	849,381	73,964
	Pegasystems Inc.	1,009,218	71,866
	Brooks Automation Inc.	1,843,897	71,451
*,^	Finisar Corp.	3,014,093	68,932
*	Cirrus Logic Inc.	1,485,203	64,903
*	Rapid7 Inc.	1,106,146	63,980
	Cogent Communications Holdings Inc.	1,062,608	63,076
*	Box Inc.	3,547,331	62,469
*	Premier Inc. Class A	1,581,709	61,861
*	2U Inc.	1,608,930	60,560
*	Covetrus Inc.	2,423,480	59,278
	Power Integrations Inc.	718,630	57,620
*	Blackline Inc.	1,053,431	56,369
*	Inphi Corp.	1,097,542	54,987
*	Advanced Energy Industries Inc.	972,532	54,724
*	Insight Enterprises Inc.	910,956	53,018
	InterDigital Inc.	810,223	52,178
*	CommVault Systems Inc.	1,048,397	52,021
*	EchoStar Corp. Class A	1,166,867	51,716
*	Alarm.com Holdings Inc.	926,472	49,566
	Progress Software Corp.	1,135,746	49,541
*	Allscripts Healthcare Solutions Inc.	4,249,399	49,421
*	Lattice Semiconductor Corp.	3,374,250	49,230
*,^	Elastic NV	658,584	49,170
*	Bottomline Technologies DE Inc.	1,108,488	49,040
*	NetScout Systems Inc.	1,877,283	47,664
^	Ubiquiti Networks Inc.	361,463	47,532
*	Varonis Systems Inc.	738,742	45,758
*	Acacia Communications Inc.	932,361	43,970
*	SailPoint Technologies Holding Inc.	2,169,473	43,476
*	Workiva Inc.	728,877	42,340
*	LivePerson Inc.	1,494,499	41,906
	CSG Systems International Inc.	844,153	41,220
*	Electronics For Imaging Inc.	1,094,799	40,409
*	Yext Inc.	1,978,705	39,752
*	MaxLinear Inc.	1,632,336	38,262
*	Diodes Inc.	1,028,987	37,424
*	Cray Inc.	1,057,134	36,809
*	Blucora Inc.	1,184,764	35,981
*	SVMK Inc.	2,155,354	35,585
*	Appfolio Inc.	345,517	35,336
*	Rambus Inc.	2,856,917	34,397
*	Avaya Holdings Corp.	2,849,773	33,941
*	Altair Engineering Inc. Class A	802,168	32,400
	Plantronics Inc.	855,719	31,696
*,^	Cloudera Inc.	5,930,078	31,192
*	FormFactor Inc.	1,933,623	30,300
*	MicroStrategy Inc. Class A	207,891	29,793
*	Zuora Inc. Class A	1,837,570	28,152
*	NextGen Healthcare Inc.	1,377,328	27,409
^	Ebix Inc.	543,448	27,292
*	Cision Ltd.	2,314,034	27,144
	NIC Inc.	1,652,680	26,509
*	Synaptics Inc.	894,193	26,057
	Xperi Corp.	1,264,480	26,036

21

Vanguard® Small-Cap Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*,^	3D Systems Corp.	2,850,602	25,941
*	PROS Holdings Inc.	409,712	25,918
	TiVo Corp.	3,063,969	22,581
*	ScanSource Inc.	677,077	22,046
*	SolarWinds Corp.	1,186,268	21,756
*	Tenable Holdings Inc.	736,789	21,028
^	Switch Inc.	1,590,724	20,823
*,^	Pivotal Software Inc. Class A	1,958,829	20,685
*,^	Appian Corp. Class A	556,235	20,063
	Shutterstock Inc.	506,760	19,860
*	NETGEAR Inc.	779,650	19,717
	ADTRAN Inc.	1,235,700	18,844
*	Carbon Black Inc.	1,093,378	18,281
*,^	Benefitfocus Inc.	661,604	17,963
	Monotype Imaging Holdings Inc.	1,027,221	17,298
	Pitney Bowes Inc.	3,891,703	16,657
	Presidio Inc.	1,187,314	16,231
*	Amkor Technology Inc.	2,133,034	15,912
*	Virtusa Corp.	355,012	15,773
*,^	Eventbrite Inc. Class A	923,312	14,958
*,^	Pagerduty Inc.	286,881	13,498
*,^	nLight Inc.	660,253	12,677
*	CEVA Inc.	509,676	12,411
*	Infinera Corp.	4,231,517	12,314
	Forrester Research Inc.	261,762	12,311
*	Unisys Corp.	1,264,215	12,288
*	Loral Space & Communications Inc.	335,277	11,570
*	Diebold Nixdorf Inc.	943,398	8,642
*	Endurance International Group Holdings Inc.	1,765,454	8,474
*	Sciplay Corp. Class A	579,182	7,941
*	Castlight Health Inc. Class B	2,121,002	6,851
*	Fastly Inc. Class A	319,158	6,473
*	MobileIron Inc.	1,000,207	6,201
*,^	Gogo Inc.	1,415,303	5,633
	Computer Programs & Systems Inc.	173,581	4,824
*	WideOpenWest Inc.	645,094	4,683
	Systemax Inc.	191,126	4,235
*	Casa Systems Inc.	642,444	4,131
*	Ribbon Communications Inc.	694,203	3,395
*,^	SecureWorks Corp. Class A	183,435	2,438
*	Change Healthcare Inc.	150,752	2,201
			11,544,302
Telecommunications (0.5%)
	Telephone & Data Systems Inc.	2,451,141	74,515
*	Vonage Holdings Corp.	5,873,679	66,549
*	Iridium Communications Inc.	2,473,349	57,530
*	8x8 Inc.	2,332,139	56,205
	Shenandoah Telecommunications Co.	1,201,758	46,292
*	Intelsat SA	1,979,836	38,508
*,^	GTT Communications Inc.	1,151,886	20,273
*	United States Cellular Corp.	416,956	18,625
	ATN International Inc.	273,401	15,783
*,^	Globalstar Inc.	14,863,772	7,135
	Consolidated Communications Holdings Inc.	976,766	4,815
*	Cincinnati Bell Inc.	587,004	2,906
*	Frontier Communications Corp.	231	—
			409,136
Utilities (3.2%)
	Atmos Energy Corp.	2,999,862	316,665
	UGI Corp.	4,457,160	238,057
	Aqua America Inc.	5,527,624	228,678
	IDACORP Inc.	1,290,023	129,557
	Portland General Electric Co.	2,288,580	123,972
	Hawaiian Electric Industries Inc.	2,791,759	121,581

22

Vanguard® Small-Cap Index Fund

Schedule of Investments

June 30, 2019

					Market
					Value
				Shares	($000)
		ONE Gas Inc.		1,344,690	121,425
		Black Hills Corp.		1,545,456	120,808
		National Fuel Gas Co.		2,209,418	116,547
		Southwest Gas Holdings Inc.		1,289,875	115,599
		NRG Energy Inc.		3,254,668	114,304
		New Jersey Resources Corp.		2,274,896	113,222
		ALLETE Inc.		1,320,397	109,870
		PNM Resources Inc.		2,036,308	103,668
		Spire Inc.		1,231,216	103,324
		NorthWestern Corp.		1,290,981	93,144
		South Jersey Industries Inc.		2,355,248	79,442
		Avista Corp.		1,679,121	74,889
		American States Water Co.		940,805	70,786
		El Paso Electric Co.		1,038,874	67,942
		Ormat Technologies Inc.		1,035,709	65,654
		MGE Energy Inc.		882,536	64,496
		California Water Service Group		1,228,340	62,191
		Pattern Energy Group Inc. Class A		2,509,021	57,933
		Northwest Natural Holding Co.		777,851	54,061
*,^		Sunrun Inc.		2,494,777	46,802
		TerraForm Power Inc. Class A		1,886,987	26,984
*		Evoqua Water Technologies Corp.		1,777,993	25,319
*,^		Bloom Energy Corp. Class A		1,223,149	15,008
*,^		Vivint Solar Inc.		542,050	3,957
					2,985,885
Total Common Stocks (Cost $72,633,957)					91,981,709

		Coupon
Temporary Cash Investments (2.5%)[1]
Money Market Fund (2.4%)
3,4	Vanguard Market Liquidity Fund	2.499%		22,566,131	2,257,065

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	2.319%—2.344%	8/22/19	39,500	39,380
Total Temporary Cash Investments (Cost $2,295,998)					2,296,445
Total Investments (101.5%) (Cost $74,929,955)					94,278,154
Other Assets and Liabilities–Net (-1.5%)[4,6]					(1,355,724)
Net Assets (100%)					92,922,430

*                 Non-income-producing security.

^                Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,297,515,000.

§               Security value determined using significant unobservable inputs.

1               The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.

2               “Other” represents securities that are not classified by the fund’s benchmark index.

3               Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4               Includes $1,343,039,000 of collateral received for securities on loan, of which $1,313,026,000 is held in Vanguard Market Liquidity Fund and $30,013,000 is held in cash.

5               Securities with a value of $37,087,000 have been segregated as initial margin for open futures contracts.

6               Cash of $4,060,000 has been segregated as collateral for open over-the-counter swap contracts.

CVR—Contingent Value Rights.

23

Vanguard® Small-Cap Index Fund

Schedule of Investments

June 30, 2019

REIT—Real Estate Investment Trust.

24

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (1.8%)
	Royal Gold Inc.	960,140	98,405
	Versum Materials Inc.	1,600,329	82,545
*	Ingevity Corp.	613,222	64,493
	NewMarket Corp.	131,204	52,605
	Balchem Corp.	473,921	47,378
*	Element Solutions Inc.	3,397,440	35,129
*	Univar Inc.	1,181,114	26,032
^	US Silica Holdings Inc.	1,078,218	13,790
*	Ferro Corp.	598,390	9,455
*	PQ Group Holdings Inc.	591,427	9,374
*	Coeur Mining Inc.	1,349,329	5,856
	American Vanguard Corp.	370,618	5,711
			450,773
Consumer Goods (5.3%)
*	Middleby Corp.	815,801	110,704
*	Post Holdings Inc.	1,020,500	106,101
	Pool Corp.	553,615	105,740
	Gentex Corp.	3,745,077	92,166
*	Zynga Inc. Class A	12,334,221	75,609
	Carter’s Inc.	662,530	64,623
*	Skechers U.S.A. Inc. Class A	1,969,250	62,012
	Brunswick Corp.	1,276,260	58,568
*	Tempur Sealy International Inc.	681,897	50,031
*	Boston Beer Co. Inc. Class A	121,788	46,007
*	Fox Factory Holding Corp.	531,321	43,839
	Steven Madden Ltd.	1,131,920	38,429
*	Dorman Products Inc.	410,262	35,750
*,^	iRobot Corp.	389,743	35,716
	J&J Snack Foods Corp.	220,601	35,506
	WD-40 Co.	202,290	32,172
	LCI Industries	348,228	31,341
*	Welbilt Inc.	1,859,644	31,056
	Lancaster Colony Corp.	141,073	20,963
*	Gentherm Inc.	493,435	20,640
	Coca-Cola Consolidated Inc.	68,030	20,358
	Columbia Sportswear Co.	199,018	19,934
*	Crocs Inc.	895,168	17,680
*	Sleep Number Corp.	420,480	16,983
*	USANA Health Sciences Inc.	205,438	16,318
*	Fitbit Inc. Class A	3,278,154	14,424
	Interface Inc. Class A	877,380	13,450
	Callaway Golf Co.	689,582	11,833
*,^	YETI Holdings Inc.	369,101	10,686
	Medifast Inc.	82,505	10,585
*	Cavco Industries Inc.	62,727	9,882
*	American Woodmark Corp.	111,360	9,423
	Oxford Industries Inc.	119,472	9,056
	Inter Parfums Inc.	125,264	8,329
	Vector Group Ltd.	826,671	8,060
*,^	Sonos Inc.	692,821	7,857
^	National Beverage Corp.	168,721	7,530
	Toll Brothers Inc.	183,001	6,702
*	GoPro Inc. Class A	852,198	4,653
*	elf Beauty Inc.	176,237	2,485
*,^	Revlon Inc. Class A	77,877	1,505
*,^	Beyond Meat Inc.	5,946	955
	Phibro Animal Health Corp. Class A	27,295	867
*	Arlo Technologies Inc.	35,856	144
			1,326,672
Consumer Services (13.0%)
*	Burlington Stores Inc.	973,288	165,605

25

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Bright Horizons Family Solutions Inc.	851,052	128,398
*	Trade Desk Inc. Class A	536,071	122,106
*	Liberty Media Corp-Liberty Formula One	2,820,205	105,504
*	GrubHub Inc.	1,336,308	104,219
*	Etsy Inc.	1,673,002	102,672
*	Caesars Entertainment Corp.	8,378,125	99,029
*	Five Below Inc.	819,588	98,367
*	Roku Inc.	1,081,234	97,938
	Dunkin’ Brands Group Inc.	1,210,924	96,462
*	Planet Fitness Inc. Class A	1,237,795	89,666
	Cable One Inc.	75,161	88,013
	Casey’s General Stores Inc.	536,693	83,719
*	Grand Canyon Education Inc.	706,878	82,719
*	Madison Square Garden Co. Class A	267,663	74,930
*	Ollie’s Bargain Outlet Holdings Inc.	790,585	68,868
	Vail Resorts Inc.	294,489	65,724
	Nexstar Media Group Inc. Class A	641,397	64,781
*	Chegg Inc.	1,650,096	63,677
	Dolby Laboratories Inc. Class A	894,566	57,789
	Churchill Downs Inc.	500,621	57,607
	Marriott Vacations Worldwide Corp.	595,116	57,369
	Six Flags Entertainment Corp.	1,111,125	55,201
*	frontdoor Inc.	1,240,730	54,034
	Texas Roadhouse Inc. Class A	999,831	53,661
*	ServiceMaster Global Holdings Inc.	996,012	51,882
	World Wrestling Entertainment Inc. Class A	653,451	47,186
	Choice Hotels International Inc.	529,844	46,102
*	Hilton Grand Vacations Inc.	1,329,829	42,315
	Wingstop Inc.	430,770	40,815
	Morningstar Inc.	281,228	40,677
	Monro Inc.	461,801	39,392
*,^	Eldorado Resorts Inc.	851,297	39,219
*	Floor & Decor Holdings Inc. Class A	935,623	39,203
*	Liberty Expedia Holdings Inc. Class A	798,730	38,171
*	Yelp Inc. Class A	1,075,463	36,759
*,^	Cargurus Inc.	994,942	35,927
*	Sotheby’s	580,470	33,743
*	Sprouts Farmers Market Inc.	1,641,918	31,016
	Boyd Gaming Corp.	1,142,283	30,773
*	National Vision Holdings Inc.	975,156	29,967
*,^	RH	255,035	29,482
	Jack in the Box Inc.	359,288	29,242
*	Shake Shack Inc. Class A	392,784	28,359
	Allegiant Travel Co. Class A	190,453	27,330
	Strategic Education Inc.	152,671	27,175
*	Shutterfly Inc.	500,474	25,299
	Red Rock Resorts Inc. Class A	1,034,740	22,226
	Dave & Buster’s Entertainment Inc.	533,317	21,583
*,^	Carvana Co. Class A	340,947	21,340
*,^	Stitch Fix Inc. Class A	618,975	19,801
*	Scientific Games Corp.	816,786	16,189
*	ANGI Homeservices Inc. Class A	1,184,115	15,405
*	Upwork Inc.	942,324	15,153
	BJ’s Restaurants Inc.	303,708	13,345
*	Weight Watchers International Inc.	692,721	13,231
*	Liberty Media Corp-Liberty Formula One Class A	363,229	13,025
*	Groupon Inc. Class A	3,538,973	12,670
*	SeaWorld Entertainment Inc.	400,905	12,428
	EW Scripps Co. Class A	806,947	12,338
*	Quotient Technology Inc.	1,097,972	11,792
*	Stamps.com Inc.	241,092	10,914
	PriceSmart Inc.	167,640	8,570
	Sabre Corp.	375,220	8,330
*	Herc Holdings Inc.	180,682	8,281

26

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	TrueCar Inc.	1,371,464	7,488
^	Papa John’s International Inc.	148,903	6,659
*	At Home Group Inc.	707,581	4,713
*	Grocery Outlet Holding Corp.	100,186	3,294
*,^	Revolve Group Inc.	87,568	3,021
*,^	Lumber Liquidators Holdings Inc.	209,693	2,422
*	RealReal Inc.	7,416	152
			3,212,462
Financials (16.3%)
	MarketAxess Holdings Inc.	524,717	168,655
	Sun Communities Inc.	1,255,477	160,940
	Equity LifeStyle Properties Inc.	1,186,992	144,030
	Kilroy Realty Corp.	1,480,191	109,253
	Lamar Advertising Co. Class A	1,254,253	101,231
	STORE Capital Corp.	2,995,003	99,404
	CyrusOne Inc.	1,658,288	95,716
	Douglas Emmett Inc.	2,370,360	94,435
	American Campus Communities Inc.	2,011,412	92,847
	CubeSmart	2,761,827	92,355
	Americold Realty Trust	2,806,596	90,990
	American Homes 4 Rent Class A	3,725,213	90,560
*	Credit Acceptance Corp.	179,021	86,616
*	GCI Liberty Inc. Class A	1,406,977	86,473
	Healthcare Trust of America Inc. Class A	3,005,513	82,441
*,^	Zillow Group Inc.	1,751,474	81,251
	Hudson Pacific Properties Inc.	2,263,224	75,297
*	Howard Hughes Corp.	600,853	74,410
^	VICI Properties Inc.	3,081,825	67,923
*	Essent Group Ltd.	1,369,171	64,337
	CoreSite Realty Corp.	540,630	62,264
	Spirit Realty Capital Inc.	1,448,382	61,788
*	Western Alliance Bancorp	1,377,535	61,603
	Pinnacle Financial Partners Inc.	1,071,096	61,567
	Rexford Industrial Realty Inc.	1,524,243	61,534
	FirstCash Inc.	600,250	60,037
	Healthcare Realty Trust Inc.	1,893,287	59,298
	Omega Healthcare Investors Inc.	1,571,680	57,759
	STAG Industrial Inc.	1,841,114	55,675
	Ryman Hospitality Properties Inc.	678,346	55,007
	Bank OZK	1,795,113	54,015
	Medical Properties Trust Inc.	2,889,102	50,386
*,^	LendingTree Inc.	113,222	47,557
	PS Business Parks Inc.	281,280	47,404
	Erie Indemnity Co. Class A	186,206	47,348
	Physicians Realty Trust	2,712,797	47,311
	Signature Bank	384,033	46,407
	Evercore Inc. Class A	511,520	45,305
	Terreno Realty Corp.	921,886	45,209
*	Texas Capital Bancshares Inc.	736,567	45,203
	CenterState Bank Corp.	1,913,101	44,059
	Paramount Group Inc.	3,092,338	43,324
	QTS Realty Trust Inc. Class A	811,050	37,454
	Colony Capital Inc.	7,107,098	35,535
*	Green Dot Corp. Class A	700,819	34,270
	CareTrust REIT Inc.	1,399,923	33,290
	Sterling Bancorp	1,535,824	32,682
	Life Storage Inc.	341,559	32,475
	LegacyTexas Financial Group Inc.	713,483	29,046
	Retail Opportunity Investments Corp.	1,674,762	28,689
*	Zillow Group Inc. Class A	598,172	27,372
	Pebblebrook Hotel Trust	956,539	26,955
	Pacific Premier Bancorp Inc.	872,467	26,942
	Independent Bank Group Inc.	479,688	26,364
	Towne Bank	954,273	26,033

27

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Eagle Bancorp Inc.	480,656	26,018
	Ameris Bancorp	662,145	25,949
	Sabra Health Care REIT Inc.	1,315,255	25,897
	HFF Inc. Class A	552,478	25,127
	Uniti Group Inc.	2,563,411	24,352
	Virtu Financial Inc. Class A	1,115,832	24,303
	Moelis & Co. Class A	694,680	24,279
	ServisFirst Bancshares Inc.	665,150	22,788
	Home BancShares Inc.	1,106,858	21,318
*	Axos Financial Inc.	763,128	20,795
	Newmark Group Inc. Class A	2,305,319	20,702
*,^	Redfin Corp.	1,066,608	19,178
	Kite Realty Group Trust	1,229,765	18,606
	Kennedy-Wilson Holdings Inc.	887,736	18,261
	Cohen & Steers Inc.	345,897	17,793
	Hamilton Lane Inc. Class A	300,114	17,124
	American Assets Trust Inc.	357,996	16,869
	Kearny Financial Corp.	1,193,418	15,861
	Simmons First National Corp. Class A	666,749	15,509
	TFS Financial Corp.	824,806	14,904
	National Bank Holdings Corp. Class A	388,726	14,111
*	Focus Financial Partners Inc. Class A	479,662	13,100
	WisdomTree Investments Inc.	1,939,324	11,966
	Houlihan Lokey Inc. Class A	267,108	11,894
	Alexander’s Inc.	29,887	11,067
*	Marcus & Millichap Inc.	346,666	10,695
	RMR Group Inc. Class A	223,264	10,489
	Front Yard Residential Corp.	698,505	8,536
*	St. Joe Co.	482,738	8,342
	New Senior Investment Group Inc.	1,214,715	8,163
	Universal Health Realty Income Trust	90,593	7,694
*	LendingClub Corp.	591,866	1,941
	GAMCO Investors Inc. Class A	75,142	1,440
*	Third Point Reinsurance Ltd.	83,117	858
*	Forestar Group Inc.	11,308	221
			4,052,481
Health Care (20.6%)
*	Sarepta Therapeutics Inc.	1,032,249	156,850
*	Array BioPharma Inc.	3,249,278	150,539
	West Pharmaceutical Services Inc.	1,076,426	134,715
*	Ionis Pharmaceuticals Inc.	1,850,550	118,935
*	Catalent Inc.	2,135,018	115,739
	Bio-Techne Corp.	554,900	115,691
*	Neurocrine Biosciences Inc.	1,337,641	112,937
*	Exact Sciences Corp.	945,749	111,636
*	Masimo Corp.	703,397	104,680
*	Insulet Corp.	874,323	104,377
*	Bio-Rad Laboratories Inc. Class A	308,011	96,281
*	Exelixis Inc.	4,421,609	94,490
	STERIS plc	619,070	92,167
*	Haemonetics Corp.	750,258	90,286
*	PRA Health Sciences Inc.	865,822	85,846
	Chemed Corp.	233,486	84,251
	Bruker Corp.	1,493,429	74,597
*	Penumbra Inc.	458,043	73,287
*	ICU Medical Inc.	286,865	72,264
*,^	Bluebird Bio Inc.	565,293	71,905
*	Novocure Ltd.	1,122,448	70,972
*,^	Teladoc Health Inc.	996,387	66,170
*	Horizon Therapeutics plc	2,712,341	65,259
*	Blueprint Medicines Corp.	681,187	64,256
*	Avantor Inc.	3,314,203	63,268
*	Molina Healthcare Inc.	435,791	62,379

28

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Syneos Health Inc.	1,216,125	62,132
*	HealthEquity Inc.	872,893	57,087
*	Amedisys Inc.	469,423	56,993
*	Integra LifeSciences Holdings Corp.	1,001,523	55,935
*	Wright Medical Group NV	1,847,359	55,088
*	Repligen Corp.	622,784	53,528
*	LHC Group Inc.	438,242	52,405
*	Tandem Diabetes Care Inc.	808,239	52,148
*	Spark Therapeutics Inc.	506,602	51,866
*	Alkermes plc	2,299,586	51,833
*	FibroGen Inc.	1,138,140	51,421
	Hill-Rom Holdings Inc.	488,864	51,145
*	Ultragenyx Pharmaceutical Inc.	800,023	50,801
*	Charles River Laboratories International Inc.	356,741	50,622
*	Omnicell Inc.	573,563	49,344
*	Globus Medical Inc.	1,121,194	47,427
*	Neogen Corp.	763,422	47,416
*	Merit Medical Systems Inc.	765,342	45,584
*	Nektar Therapeutics Class A	1,277,575	45,456
*	Amicus Therapeutics Inc.	3,615,189	45,118
*	NuVasive Inc.	760,031	44,492
	Ensign Group Inc.	776,615	44,205
*	Global Blood Therapeutics Inc.	831,849	43,755
	Cantel Medical Corp.	519,386	41,883
*	HMS Holdings Corp.	1,275,689	41,320
*	Guardant Health Inc.	469,822	40,560
*	ACADIA Pharmaceuticals Inc.	1,478,746	39,527
*	Medicines Co.	1,055,675	38,500
*	Glaukos Corp.	507,862	38,293
*	PTC Therapeutics Inc.	815,340	36,690
*,^	Agios Pharmaceuticals Inc.	731,216	36,473
*,^	Immunomedics Inc.	2,381,766	33,035
*	Halozyme Therapeutics Inc.	1,918,834	32,966
^	Healthcare Services Group Inc.	1,085,406	32,910
*	Insmed Inc.	1,278,872	32,739
*	Quidel Corp.	524,853	31,134
*	Emergent BioSolutions Inc.	638,297	30,836
*	MyoKardia Inc.	607,527	30,461
*,^	Intercept Pharmaceuticals Inc.	382,558	30,440
*	WageWorks Inc.	584,141	29,669
*,^	Ligand Pharmaceuticals Inc.	258,434	29,500
*	Xencor Inc.	700,336	28,665
*	iRhythm Technologies Inc.	361,623	28,597
*	Nevro Corp.	424,807	27,540
*	Acceleron Pharma Inc.	653,470	26,845
*,^	Portola Pharmaceuticals Inc.	948,066	25,721
*	Medpace Holdings Inc.	392,839	25,700
*	Pacira BioSciences Inc.	574,816	24,999
*	REGENXBIO Inc.	484,215	24,874
*	Supernus Pharmaceuticals Inc.	729,116	24,126
*	Ironwood Pharmaceuticals Inc. Class A	2,161,114	23,643
*	BioTelemetry Inc.	470,393	22,649
*	Natera Inc.	815,153	22,482
*	Genomic Health Inc.	380,229	22,118
*	Acadia Healthcare Co. Inc.	616,827	21,558
*	Arena Pharmaceuticals Inc.	363,042	21,285
*	Heron Therapeutics Inc.	1,102,406	20,494
*	Inogen Inc.	274,410	18,320
*	Momenta Pharmaceuticals Inc.	1,444,867	17,989
*	Editas Medicine Inc.	685,133	16,950
*	Corcept Therapeutics Inc.	1,514,473	16,886
*	Arrowhead Pharmaceuticals Inc.	625,399	16,573
*	Radius Health Inc.	672,716	16,387
*	NeoGenomics Inc.	712,214	15,626

29

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Tricida Inc.	360,636	14,231
*	Epizyme Inc.	1,131,313	14,198
*	Orthofix Medical Inc.	267,371	14,139
*	Innoviva Inc.	959,118	13,965
*,^	Allakos Inc.	316,810	13,727
	Luminex Corp.	630,249	13,008
*	Spectrum Pharmaceuticals Inc.	1,476,417	12,712
*,^	OPKO Health Inc.	5,139,456	12,540
*,^	Aimmune Therapeutics Inc.	595,181	12,392
*	Alder Biopharmaceuticals Inc.	1,032,021	12,147
*	CorVel Corp.	137,787	11,989
*	Cambrex Corp.	246,416	11,535
*	Clovis Oncology Inc.	743,306	11,053
*	Tivity Health Inc.	663,632	10,910
*,^	Theravance Biopharma Inc.	616,993	10,075
*	HealthStream Inc.	384,240	9,936
*	STAAR Surgical Co.	330,137	9,699
*	Sangamo Therapeutics Inc.	845,036	9,101
*,^	Esperion Therapeutics Inc.	187,349	8,715
*	Varex Imaging Corp.	283,868	8,701
*,^	Allogene Therapeutics Inc.	311,673	8,368
*	Intellia Therapeutics Inc.	502,235	8,222
*,^	Intrexon Corp.	1,060,075	8,120
*,^	Rubius Therapeutics Inc.	468,458	7,369
*,^	ZIOPHARM Oncology Inc.	1,189,639	6,936
*	Gossamer Bio Inc.	289,613	6,424
*,^	Akcea Therapeutics Inc.	271,897	6,376
*	Puma Biotechnology Inc.	484,431	6,157
*	Natus Medical Inc.	238,747	6,133
*,^	Shockwave Medical Inc.	102,587	5,857
*	Atara Biotherapeutics Inc.	289,944	5,831
*	Amneal Pharmaceuticals Inc.	803,950	5,764
*	Acorda Therapeutics Inc.	702,975	5,392
*	Achillion Pharmaceuticals Inc.	1,963,278	5,262
*,^	Lexicon Pharmaceuticals Inc.	629,120	3,957
*,^	TherapeuticsMD Inc.	1,501,762	3,905
	Meridian Bioscience Inc.	311,141	3,696
*,^	Alector Inc.	151,151	2,872
*	AMAG Pharmaceuticals Inc.	234,855	2,346
*	Adaptive Biotechnologies Corp.	15,152	732
*	Moderna Inc.	30,805	451
*	Accuray Inc.	46,891	181
*	Bridgebio Pharma Inc.	5,119	138
*	Cyclerion Therapeutics Inc.	1,995	23
*,^	Insys Therapeutics Inc.	820	—
			5,101,826
Industrials (19.7%)
*	Zebra Technologies Corp.	790,890	165,684
	Lennox International Inc.	546,001	150,150
*	Teledyne Technologies Inc.	530,942	145,409
*	WEX Inc.	633,756	131,885
*	Fair Isaac Corp.	403,519	126,713
	Graco Inc.	2,440,140	122,446
*	Euronet Worldwide Inc.	723,379	121,701
	Universal Display Corp.	622,491	117,066
	Nordson Corp.	757,639	107,062
*	Berry Global Group Inc.	1,928,672	101,429
*	HD Supply Holdings Inc.	2,501,784	100,772
	Hexcel Corp.	1,243,809	100,599
	Toro Co.	1,477,156	98,822
	Woodward Inc.	819,186	92,699
	Genpact Ltd.	2,370,493	90,292
	Watsco Inc.	472,191	77,217
	National Instruments Corp.	1,835,664	77,079

30

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Jack Henry & Associates Inc.	565,679	75,756
	BWX Technologies Inc.	1,394,125	72,634
	Insperity Inc.	574,200	70,133
	MAXIMUS Inc.	935,012	67,826
*	Gardner Denver Holdings Inc.	1,923,804	66,564
	Air Lease Corp. Class A	1,546,699	63,941
	Landstar System Inc.	588,362	63,537
*	Trex Co. Inc.	857,301	61,468
	Littelfuse Inc.	344,193	60,891
*	RBC Bearings Inc.	363,477	60,632
	Eagle Materials Inc.	646,541	59,934
	Knight-Swift Transportation Holdings Inc.	1,775,540	58,309
	Cognex Corp.	1,193,845	57,281
*	Axon Enterprise Inc.	866,363	55,629
	HEICO Corp. Class A	527,891	54,568
	FLIR Systems Inc.	992,284	53,683
	John Bean Technologies Corp.	440,317	53,336
*	Mercury Systems Inc.	757,888	53,317
*	Clean Harbors Inc.	736,738	52,382
	AO Smith Corp.	1,034,610	48,792
*	Coherent Inc.	354,438	48,335
*	Rogers Corp.	271,766	46,901
*	Allegheny Technologies Inc.	1,846,847	46,541
*	Aerojet Rocketdyne Holdings Inc.	1,037,185	46,435
*	Novanta Inc.	487,122	45,936
*	ASGN Inc.	734,830	44,531
	Exponent Inc.	760,300	44,508
*	Paylocity Holding Corp.	465,667	43,689
*	Proto Labs Inc.	373,729	43,360
*	TopBuild Corp.	505,024	41,796
*	TriNet Group Inc.	615,227	41,712
*,^	SiteOne Landscape Supply Inc.	600,876	41,641
	HEICO Corp.	295,229	39,505
	Simpson Manufacturing Co. Inc.	589,292	39,164
*	AMN Healthcare Services Inc.	682,906	37,048
	Albany International Corp. Class A	446,432	37,014
	Armstrong World Industries Inc.	358,987	34,893
*	Advanced Disposal Services Inc.	1,041,752	33,242
*	Kirby Corp.	416,945	32,939
*	Itron Inc.	518,951	32,471
*	II-VI Inc.	884,232	32,327
*	Summit Materials Inc. Class A	1,642,277	31,614
*	ExlService Holdings Inc.	477,998	31,610
	Covanta Holding Corp.	1,733,326	31,044
	Tradeweb Markets Inc. Class A	674,246	29,539
	AAON Inc.	572,812	28,744
*	Cimpress NV	314,936	28,624
	Cubic Corp.	433,679	27,964
	Franklin Electric Co. Inc.	578,109	27,460
*	Dycom Industries Inc.	436,354	25,688
	Badger Meter Inc.	426,587	25,463
	Forward Air Corp.	420,391	24,866
*	Saia Inc.	380,373	24,599
	Mueller Water Products Inc. Class A	2,320,470	22,787
*	Ambarella Inc.	458,223	20,221
*	Air Transport Services Group Inc.	826,180	20,159
	Helios Technologies Inc.	421,289	19,552
	EnPro Industries Inc.	303,878	19,400
	Raven Industries Inc.	531,040	19,054
*	Masonite International Corp.	350,392	18,459
*	Installed Building Products Inc.	308,111	18,246
*	Aerovironment Inc.	315,560	17,914
	Advanced Drainage Systems Inc.	544,393	17,851
	AZZ Inc.	383,028	17,627

31

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Granite Construction Inc.	342,829	16,517
	Apogee Enterprises Inc.	370,448	16,092
	Tennant Co.	253,473	15,513
*	Kratos Defense & Security Solutions Inc.	659,790	15,103
*,^	Inovalon Holdings Inc. Class A	1,023,375	14,849
*	Livent Corp.	2,127,468	14,722
*	Builders FirstSource Inc.	847,270	14,285
*	Evo Payments Inc. Class A	446,315	14,072
	Comfort Systems USA Inc.	270,001	13,767
*	Continental Building Products Inc.	509,146	13,528
*	Fabrinet	269,850	13,403
*	FARO Technologies Inc.	252,311	13,266
	Lindsay Corp.	157,369	12,937
*	SEACOR Holdings Inc.	257,376	12,228
*	Thermon Group Holdings Inc.	472,792	12,127
	Heartland Express Inc.	660,027	11,927
*	Parsons Corp.	291,410	10,741
*,^	Verra Mobility Corp. Class A	806,364	10,555
*	JELD-WEN Holding Inc.	480,086	10,192
^	GrafTech International Ltd.	841,928	9,682
*,^	GreenSky Inc. Class A	755,241	9,282
	Quanex Building Products Corp.	481,389	9,093
*	Veeco Instruments Inc.	711,943	8,700
*	Evolent Health Inc. Class A	1,080,808	8,592
	Gorman-Rupp Co.	248,735	8,166
	Methode Electronics Inc.	253,366	7,239
*	Astronics Corp.	179,647	7,225
*	MACOM Technology Solutions Holdings Inc.	338,594	5,123
*	Vicor Corp.	138,751	4,308
*	Mistras Group Inc.	254,707	3,660
	REV Group Inc.	184,891	2,664
	Schneider National Inc. Class B	29,746	543
*	Armstrong Flooring Inc.	11,580	114
			4,880,326
Oil & Gas (3.1%)
	Helmerich & Payne Inc.	1,523,058	77,097
*	Parsley Energy Inc. Class A	3,912,750	74,381
*	WPX Energy Inc.	6,185,976	71,201
*	Transocean Ltd.	8,511,785	54,561
^	Antero Midstream Corp.	4,086,038	46,826
	Cimarex Energy Co.	743,205	44,094
*	Chart Industries Inc.	516,285	39,692
*	Apergy Corp.	1,133,497	38,018
*	PDC Energy Inc.	971,047	35,016
	Core Laboratories NV	649,461	33,954
	Patterson-UTI Energy Inc.	2,901,458	33,396
*	Matador Resources Co.	1,622,637	32,258
*	Cactus Inc. Class A	681,781	22,581
*	Callon Petroleum Co.	3,338,738	22,002
*	Centennial Resource Development Inc. Class A	2,702,524	20,512
*	SRC Energy Inc.	3,556,051	17,638
*	Oasis Petroleum Inc.	2,363,796	13,426
*	Carrizo Oil & Gas Inc.	1,287,152	12,897
*	ProPetro Holding Corp.	588,106	12,174
*,^	Tellurian Inc.	1,432,202	11,243
*	Antero Resources Corp.	1,810,924	10,014
*	Newpark Resources Inc.	1,268,797	9,415
*	Magnolia Oil & Gas Corp. Class A	797,947	9,240
^	Liberty Oilfield Services Inc. Class A	504,539	8,164
*,^	Jagged Peak Energy Inc.	793,398	6,561
*,^	Extraction Oil & Gas Inc.	1,430,994	6,196
*	Keane Group Inc.	626,240	4,208
*	Laredo Petroleum Inc.	1,295,981	3,758
*	Exterran Corp.	232,125	3,301

32

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	FTS International Inc.	489,117	2,729
*	Forum Energy Technologies Inc.	602,128	2,059
*	C&J Energy Services Inc.	82,651	974
^	RPC Inc.	78,994	570
*	Covia Holdings Corp.	143,227	281
*,^	Roan Resources Inc.	100,047	174
*	Montage Resources Corp.	1	—
			780,611
Other (0.0%)[2]
*,§	NewStar Financial Inc. CVR	323,987	84
*,§	Media General Inc. CVR	1,362,047	53
*,§	Clinical Data CVR	132,154	—
			137
Technology (19.0%)
*	Tableau Software Inc. Class A	1,110,681	184,395
*	Zendesk Inc.	1,605,394	142,928
*	PTC Inc.	1,517,013	136,167
*	EPAM Systems Inc.	760,491	131,641
*	Aspen Technology Inc.	1,010,474	125,582
*	Guidewire Software Inc.	1,192,893	120,936
*	Tyler Technologies Inc.	533,692	115,288
*	Coupa Software Inc.	898,636	113,776
*	RingCentral Inc. Class A	979,220	112,532
*	HubSpot Inc.	586,509	100,012
*	Proofpoint Inc.	815,771	98,096
*	Ciena Corp.	2,285,147	93,988
*	Okta Inc.	760,874	93,976
*	Cree Inc.	1,541,771	86,617
*	Paycom Software Inc.	364,218	82,576
	Monolithic Power Systems Inc.	599,023	81,335
*	MongoDB Inc.	517,576	78,718
*	Medidata Solutions Inc.	866,103	78,391
*	DocuSign Inc. Class A	1,523,623	75,739
	Entegris Inc.	1,984,953	74,078
*	RealPage Inc.	1,178,061	69,329
*	ViaSat Inc.	843,546	68,175
*	Alteryx Inc. Class A	613,633	66,960
*	Silicon Laboratories Inc.	634,559	65,613
*	Manhattan Associates Inc.	946,347	65,610
*	Anaplan Inc.	1,297,132	65,466
*	Zscaler Inc.	818,634	62,740
*	New Relic Inc.	724,361	62,664
	MKS Instruments Inc.	796,079	62,007
*	Smartsheet Inc. Class A	1,281,020	62,001
	j2 Global Inc.	681,186	60,551
	Blackbaud Inc.	720,401	60,153
*	Lumentum Holdings Inc.	1,119,449	59,790
*	Nutanix Inc.	2,076,029	53,852
	LogMeIn Inc.	730,001	53,786
*	ACI Worldwide Inc.	1,538,848	52,844
*	Ceridian HCM Holding Inc.	1,031,789	51,796
*	Pure Storage Inc. Class A	3,334,043	50,911
*	Envestnet Inc.	721,961	49,360
*	Q2 Holdings Inc.	615,903	47,030
	Cabot Microelectronics Corp.	425,659	46,857
*	Cornerstone OnDemand Inc.	788,287	45,665
	CDK Global Inc.	891,489	44,075
*	FireEye Inc.	2,945,496	43,623
*	Everbridge Inc.	482,516	43,147
*	Five9 Inc.	829,656	42,553
*	Qualys Inc.	487,664	42,466
	Pegasystems Inc.	577,988	41,159
	Brooks Automation Inc.	1,056,663	40,946
*	Rapid7 Inc.	635,617	36,764

33

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Cogent Communications Holdings Inc.	611,510	36,299
*	Box Inc.	2,039,120	35,909
*	2U Inc.	924,233	34,788
	Power Integrations Inc.	408,564	32,759
*	Blackline Inc.	604,873	32,367
*	Inphi Corp.	629,648	31,545
*	Advanced Energy Industries Inc.	559,806	31,500
	InterDigital Inc.	464,837	29,936
*	CommVault Systems Inc.	602,254	29,884
*	Alarm.com Holdings Inc.	530,391	28,376
*	Lattice Semiconductor Corp.	1,941,966	28,333
*	Bottomline Technologies DE Inc.	637,286	28,194
^	Ubiquiti Networks Inc.	206,869	27,203
*	Varonis Systems Inc.	421,556	26,111
*	Acacia Communications Inc.	535,422	25,251
*	SailPoint Technologies Holding Inc.	1,234,170	24,733
*	LivePerson Inc.	857,266	24,038
*	Semtech Corp.	489,985	23,544
*	Yext Inc.	1,137,524	22,853
*	MaxLinear Inc.	931,855	21,843
*	Diodes Inc.	592,640	21,554
*	Cray Inc.	600,515	20,910
*	Appfolio Inc.	198,544	20,305
*	Altair Engineering Inc. Class A	454,857	18,372
	Plantronics Inc.	492,187	18,231
*	Cloudera Inc.	3,414,746	17,962
*	MicroStrategy Inc. Class A	120,129	17,216
^	Ebix Inc.	313,105	15,724
*	Cision Ltd.	1,303,518	15,290
*	PROS Holdings Inc.	235,962	14,927
*,^	3D Systems Corp.	1,638,721	14,912
	NIC Inc.	927,441	14,876
*	Allscripts Healthcare Solutions Inc.	1,217,365	14,158
*	SolarWinds Corp.	681,624	12,501
*	Tenable Holdings Inc.	423,977	12,100
	Switch Inc.	914,533	11,971
	Shutterstock Inc.	281,346	11,026
*	Carbon Black Inc.	629,160	10,520
*	Benefitfocus Inc.	381,247	10,351
*	Virtusa Corp.	200,861	8,924
*	FormFactor Inc.	551,005	8,634
*,^	Eventbrite Inc. Class A	531,120	8,604
*,^	Pagerduty Inc.	164,783	7,753
*	CEVA Inc.	305,168	7,431
*	nLight Inc.	379,510	7,287
*	Infinera Corp.	2,475,344	7,203
	Forrester Research Inc.	149,826	7,046
*	Loral Space & Communications Inc.	190,767	6,583
*	Endurance International Group Holdings Inc.	1,069,433	5,133
*	Sciplay Corp. Class A	322,249	4,418
*	Castlight Health Inc. Class B	1,353,915	4,373
*	Fastly Inc. Class A	189,592	3,845
*	MobileIron Inc.	605,115	3,752
*,^	Gogo Inc.	772,005	3,073
*	WideOpenWest Inc.	369,616	2,683
*,^	SecureWorks Corp. Class A	103,450	1,375
*	Change Healthcare Inc.	38,975	569
			4,711,722
Telecommunications (0.3%)
	Shenandoah Telecommunications Co.	693,735	26,723
*	Intelsat SA	1,133,317	22,043
*,^	GTT Communications Inc.	652,084	11,477
	ATN International Inc.	152,873	8,825
*,^	Globalstar Inc.	8,455,581	4,059

34

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Cincinnati Bell Inc.	349,980	1,732
			74,859
Utilities (0.8%)
	NRG Energy Inc.	1,859,614	65,310
	Ormat Technologies Inc.	594,953	37,714
	Pattern Energy Group Inc. Class A	1,439,805	33,245
*	Sunrun Inc.	1,434,074	26,903
	TerraForm Power Inc. Class A	1,070,770	15,312
*	Evoqua Water Technologies Corp.	999,247	14,229
*,^	Bloom Energy Corp. Class A	705,272	8,654
*,^	Vivint Solar Inc.	313,494	2,288
			203,655
Total Common Stocks (Cost $18,701,474)			24,795,524

		Coupon
Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.6%)
3,4	Vanguard Market Liquidity Fund	2.499%		3,827,812	382,858

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	2.385%	8/1/19	1,800	1,797
5	United States Treasury Bill	2.135%	11/14/19	6,000	5,953
					7,750
Total Temporary Cash Investments (Cost $390,522)					390,608
Total Investments (101.5%) (Cost $19,091,996)					25,186,132
Other Assets and Liabilities—Net (-1.5%)[4]					(380,020)
Net Assets (100%)					24,806,112

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $377,048,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 1.4%, respectively, of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $389,504,000 of collateral received for securities on loan, of which $382,444,000 is held in Vanguard Market Liquidity Fund and $7,060,000 is held in cash.
5	Securities with a value of $1,439,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

35

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (5.7%)
	RPM International Inc.	2,081,890	127,224
	Steel Dynamics Inc.	3,355,221	101,328
	WR Grace & Co.	1,064,818	81,043
	Ashland Global Holdings Inc.	998,193	79,825
*	Alcoa Corp.	2,947,646	69,004
	Huntsman Corp.	3,150,677	64,400
	Chemours Co.	2,600,501	62,412
	Olin Corp.	2,615,155	57,298
	Scotts Miracle-Gro Co.	572,626	56,404
*	Axalta Coating Systems Ltd.	1,682,332	50,083
	Sensient Technologies Corp.	671,628	49,351
	Reliance Steel & Aluminum Co.	511,456	48,394
^	Cleveland-Cliffs Inc.	4,488,819	47,896
	Domtar Corp.	1,003,506	44,686
	United States Steel Corp.	2,738,393	41,925
	Quaker Chemical Corp.	201,069	40,793
	Cabot Corp.	832,481	39,718
	PolyOne Corp.	1,231,212	38,648
	HB Fuller Co.	804,773	37,341
	Carpenter Technology Corp.	751,729	36,068
	Innospec Inc.	387,871	35,389
	Commercial Metals Co.	1,864,779	33,286
	Minerals Technologies Inc.	555,632	29,732
	Stepan Co.	322,008	29,596
	Compass Minerals International Inc.	536,855	29,500
	Peabody Energy Corp.	1,186,002	28,583
*	Univar Inc.	1,276,099	28,125
	Kaiser Aluminum Corp.	242,579	23,678
	Worthington Industries Inc.	587,523	23,654
	Arch Coal Inc. Class A	239,500	22,563
	Materion Corp.	322,491	21,868
*	GCP Applied Technologies Inc.	917,711	20,777
	Tronox Holdings plc Class A	1,535,691	19,626
	Warrior Met Coal Inc.	738,099	19,279
	Schweitzer-Mauduit International Inc.	486,036	16,127
*	Contura Energy Inc.	308,841	16,029
*	Kraton Corp.	503,710	15,650
	Hecla Mining Co.	7,675,949	13,817
	PH Glatfelter Co.	690,380	11,654
*,^	AK Steel Holding Corp.	4,717,360	11,180
	Schnitzer Steel Industries Inc.	396,621	10,380
*	Ferro Corp.	641,583	10,137
*	CONSOL Energy Inc.	367,203	9,771
	Innophos Holdings Inc.	326,555	9,506
*	Koppers Holdings Inc.	307,018	9,014
	Tredegar Corp.	475,856	7,909
	Resolute Forest Products Inc.	948,906	6,832
*	Coeur Mining Inc.	1,567,324	6,802
	Haynes International Inc.	208,007	6,617
	Kronos Worldwide Inc.	356,257	5,458
*	Century Aluminum Co.	758,604	5,242
	FutureFuel Corp.	401,580	4,694
*	SunCoke Energy Inc.	496,123	4,406
	Rayonier Advanced Materials Inc.	487,528	3,164
*	Clearwater Paper Corp.	118,742	2,196
*	TimkenSteel Corp.	263,154	2,139
			1,728,221
Consumer Goods (7.8%)
*	US Foods Holding Corp.	3,471,746	124,150
	Ingredion Inc.	1,059,335	87,385
	Polaris Industries Inc.	920,412	83,969

36

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Deckers Outdoor Corp.	462,590	81,402
	Leggett & Platt Inc.	2,085,255	80,011
	Toll Brothers Inc.	2,086,521	76,408
	Flowers Foods Inc.	3,025,498	70,403
*	Herbalife Nutrition Ltd.	1,558,240	66,630
*,^	Mattel Inc.	5,475,288	61,378
	Valvoline Inc.	2,982,339	58,245
	Goodyear Tire & Rubber Co.	3,696,187	56,552
*	Darling Ingredients Inc.	2,616,331	52,039
*	Helen of Troy Ltd.	396,809	51,819
	Hanesbrands Inc.	2,870,946	49,438
	Thor Industries Inc.	830,343	48,534
*	TreeHouse Foods Inc.	890,893	48,197
	Dana Inc.	2,285,412	45,571
	Harley-Davidson Inc.	1,267,548	45,416
	Nu Skin Enterprises Inc. Class A	880,401	43,421
	Sanderson Farms Inc.	316,124	43,170
	Herman Miller Inc.	930,723	41,603
*	Capri Holdings Ltd.	1,137,093	39,434
	Energizer Holdings Inc.	995,573	38,469
	Wolverine World Wide Inc.	1,335,742	36,786
*	Taylor Morrison Home Corp. Class A	1,698,860	35,608
	KB Home	1,377,958	35,455
*	Meritor Inc.	1,320,646	32,026
*,^	Beyond Meat Inc.	189,892	30,512
*	Meritage Homes Corp.	574,446	29,492
	Spectrum Brands Holdings Inc.	540,812	29,080
	Delphi Technologies plc	1,391,992	27,840
*	Hain Celestial Group Inc.	1,234,279	27,031
*	TRI Pointe Group Inc.	2,245,951	26,884
*	Visteon Corp.	447,365	26,207
	MDC Holdings Inc.	776,544	25,455
	Cooper Tire & Rubber Co.	796,522	25,130
	HNI Corp.	683,489	24,182
*	Hostess Brands Inc. Class A	1,644,025	23,740
*	Edgewell Personal Care Co.	855,437	23,054
	Universal Corp.	376,357	22,871
	Steelcase Inc. Class A	1,332,945	22,793
*	American Axle & Manufacturing Holdings Inc.	1,785,059	22,777
	Lancaster Colony Corp.	152,604	22,677
	La-Z-Boy Inc.	738,158	22,632
	Columbia Sportswear Co.	217,941	21,829
*	G-III Apparel Group Ltd.	696,738	20,498
^	B&G Foods Inc.	980,676	20,398
*	Pilgrim’s Pride Corp.	793,060	20,136
*	Kontoor Brands Inc.	716,811	20,085
	Cal-Maine Foods Inc.	449,641	18,759
*	Garrett Motion Inc.	1,176,288	18,056
*	Central Garden & Pet Co. Class A	693,613	17,091
	Knoll Inc.	727,362	16,715
	Seaboard Corp.	3,718	15,380
	Sturm Ruger & Co. Inc.	260,434	14,189
	Acushnet Holdings Corp.	535,357	14,059
	Fresh Del Monte Produce Inc.	521,203	14,046
*	Cooper-Standard Holdings Inc.	276,020	12,647
	Andersons Inc.	457,950	12,475
	Tupperware Brands Corp.	651,798	12,404
	ACCO Brands Corp.	1,516,871	11,938
*	Modine Manufacturing Co.	761,896	10,903
^	Tootsie Roll Industries Inc.	278,266	10,276
	Oxford Industries Inc.	133,652	10,131
	Phibro Animal Health Corp. Class A	317,446	10,085
	Tenneco Inc. Class A	812,072	9,006
	Inter Parfums Inc.	135,001	8,976

37

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Vector Group Ltd.	879,807	8,578
	Ethan Allen Interiors Inc.	403,299	8,494
*,^	Fossil Group Inc.	712,355	8,192
*	Vista Outdoor Inc.	894,976	7,947
	National Presto Industries Inc.	81,314	7,586
*	American Outdoor Brands Corp.	808,988	7,289
	Movado Group Inc.	244,020	6,589
*	GoPro Inc. Class A	906,664	4,950
*	Central Garden & Pet Co.	178,594	4,813
*	elf Beauty Inc.	239,944	3,383
	Dean Foods Co.	646,409	597
	Superior Industries International Inc.	52	—
			2,374,376
Consumer Services (10.9%)
	Service Corp. International	2,751,056	128,694
	Sabre Corp.	4,361,322	96,821
	H&R Block Inc.	3,228,559	94,597
*	JetBlue Airways Corp.	4,784,801	88,471
	Wyndham Hotels & Resorts Inc.	1,542,987	86,006
*	IAA Inc.	2,117,572	82,119
^	Williams-Sonoma Inc.	1,246,638	81,032
	Foot Locker Inc.	1,784,143	74,791
	New York Times Co. Class A	2,225,423	72,593
	Aaron’s Inc.	1,074,835	66,006
^	Cracker Barrel Old Country Store Inc.	381,171	65,077
*	Performance Food Group Co.	1,587,294	63,539
	Wyndham Destinations Inc.	1,407,932	61,808
	Cinemark Holdings Inc.	1,666,832	60,173
	Tribune Media Co. Class A	1,266,841	58,553
	Wendy’s Co.	2,924,879	57,269
*	ServiceMaster Global Holdings Inc.	1,081,156	56,317
	Sinclair Broadcast Group Inc. Class A	991,876	53,194
	KAR Auction Services Inc.	2,117,572	52,939
*	BJ’s Wholesale Club Holdings Inc.	1,983,954	52,376
	TEGNA Inc.	3,426,395	51,910
*	Spirit Airlines Inc.	1,086,585	51,863
*	AutoNation Inc.	1,203,562	50,477
	Extended Stay America Inc.	2,986,696	50,445
*	LiveRamp Holdings Inc.	1,039,468	50,393
	AMERCO	124,693	47,203
	SkyWest Inc.	773,041	46,900
	Graham Holdings Co. Class B	65,803	45,406
	American Eagle Outfitters Inc.	2,454,011	41,473
*	Murphy USA Inc.	484,810	40,739
*	Adtalem Global Education Inc.	897,102	40,414
	Lithia Motors Inc. Class A	336,869	40,013
*	TripAdvisor Inc.	850,594	39,374
*	Qurate Retail Group Inc. QVC Group Class A	3,177,554	39,370
*	AMC Networks Inc. Class A	678,349	36,963
	Dick’s Sporting Goods Inc.	1,063,486	36,829
*	Penn National Gaming Inc.	1,770,314	34,096
	Hillenbrand Inc.	841,493	33,298
	Meredith Corp.	600,201	33,047
	John Wiley & Sons Inc. Class A	718,102	32,932
*	Avis Budget Group Inc.	901,365	31,692
	Strategic Education Inc.	165,302	29,424
	Core-Mark Holding Co. Inc.	729,661	28,982
	Cheesecake Factory Inc.	641,237	28,035
	Bloomin’ Brands Inc.	1,448,357	27,388
	Nordstrom Inc.	859,416	27,381
*	Laureate Education Inc. Class A	1,681,970	26,424
*	Asbury Automotive Group Inc.	307,163	25,906
*	Sally Beauty Holdings Inc.	1,909,203	25,469
	Penske Automotive Group Inc.	533,114	25,216

38

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Dine Brands Global Inc.	263,461	25,153
	Brinker International Inc.	590,874	23,251
	Bed Bath & Beyond Inc.	1,986,468	23,083
	Group 1 Automotive Inc.	278,657	22,819
	Children’s Place Inc.	238,202	22,720
*	Urban Outfitters Inc.	984,648	22,401
	Lions Gate Entertainment Corp. Class B	1,816,962	21,095
*	Cars.com Inc.	1,047,678	20,660
*	Rent-A-Center Inc.	769,792	20,500
*	Clear Channel Outdoor Holdings Inc.	4,292,607	20,261
	Hawaiian Holdings Inc.	722,033	19,805
*	MSG Networks Inc.	912,816	18,932
	Designer Brands Inc. Class A	966,851	18,535
*	K12 Inc.	604,402	18,380
	Big Lots Inc.	631,965	18,081
	Office Depot Inc.	8,667,645	17,855
	Abercrombie & Fitch Co.	1,056,186	16,941
	Matthews International Corp. Class A	474,049	16,521
	International Speedway Corp. Class A	351,300	15,770
*,^	Hertz Global Holdings Inc.	927,465	14,802
	Signet Jewelers Ltd.	819,272	14,649
	Gannett Co. Inc.	1,795,083	14,648
*	Liberty TripAdvisor Holdings Inc. Class A	1,133,465	14,055
*	Groupon Inc. Class A	3,824,033	13,690
*	SeaWorld Entertainment Inc.	431,932	13,390
	Guess? Inc.	735,089	11,872
	Scholastic Corp.	340,577	11,321
	Caleres Inc.	563,975	11,234
	Lions Gate Entertainment Corp. Class A	899,621	11,020
*	Genesco Inc.	259,698	10,983
^	Dillard’s Inc. Class A	176,237	10,976
*	Michaels Cos. Inc.	1,241,037	10,797
	Entercom Communications Corp. Class A	1,838,766	10,665
	Weis Markets Inc.	264,369	9,626
*	Houghton Mifflin Harcourt Co.	1,658,684	9,554
*	BrightView Holdings Inc.	495,550	9,272
	PriceSmart Inc.	177,890	9,094
	New Media Investment Group Inc.	949,389	8,962
*	Herc Holdings Inc.	189,891	8,703
*	Zumiez Inc.	322,508	8,418
^	GameStop Corp. Class A	1,529,509	8,366
	Sonic Automotive Inc. Class A	342,717	8,002
^	Buckle Inc.	460,685	7,974
^	AMC Entertainment Holdings Inc. Class A	813,961	7,594
^	Papa John’s International Inc.	160,954	7,198
*	United Natural Foods Inc.	797,859	7,157
*	Regis Corp.	429,706	7,133
^	Rite Aid Corp.	845,465	6,772
	National CineMedia Inc.	999,238	6,555
	Chico’s FAS Inc.	1,837,069	6,191
*	Party City Holdco Inc.	813,855	5,966
*	Diplomat Pharmacy Inc.	970,925	5,913
*	Fiesta Restaurant Group Inc.	333,981	4,389
	Emerald Expositions Events Inc.	379,381	4,230
	Speedway Motorsports Inc.	201,981	3,747
*,^	Revolve Group Inc.	105,618	3,644
*	Grocery Outlet Holding Corp.	109,443	3,599
*	American Public Education Inc.	117,843	3,486
*	El Pollo Loco Holdings Inc.	320,630	3,418
*	Biglari Holdings Inc. Class B	32,085	3,332
*,^	Lands’ End Inc.	207,849	2,540
*,^	JC Penney Co. Inc.	2,095,680	2,389
^	Tailored Brands Inc.	383,250	2,211
*,^	Hertz Global Holdings Inc. Rights Exp. 7/12/2019	923,350	1,801

39

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Biglari Holdings Inc.	2,507	1,330
*	Express Inc.	470,576	1,285
*	Ascena Retail Group Inc.	1,254,185	765
	Cato Corp. Class A	41,917	516
*	RealReal Inc.	14,267	412
*	frontdoor Inc.	1,154	50
	Barnes & Noble Inc.	4,844	32
			3,319,928
Financials (34.1%)
	National Retail Properties Inc.	2,621,100	138,944
	Gaming and Leisure Properties Inc.	3,286,843	128,121
	Brown & Brown Inc.	3,819,121	127,941
	RenaissanceRe Holdings Ltd.	702,090	124,979
	Apartment Investment & Management Co.	2,419,888	121,285
	Liberty Property Trust	2,397,693	119,981
	American Financial Group Inc.	1,075,128	110,168
	East West Bancorp Inc.	2,315,113	108,278
	LPL Financial Holdings Inc.	1,259,950	102,774
	Old Republic International Corp.	4,583,047	102,569
	New Residential Investment Corp.	6,622,551	101,921
	Assurant Inc.	933,337	99,288
	Starwood Property Trust Inc.	4,261,369	96,818
	Commerce Bancshares Inc.	1,587,037	94,683
	EPR Properties	1,227,173	91,535
	First American Financial Corp.	1,693,777	90,956
	Park Hotels & Resorts Inc.	3,240,393	89,305
	Brixmor Property Group Inc.	4,807,214	85,953
	Cousins Properties Inc.	2,354,792	85,173
	Cullen/Frost Bankers Inc.	904,550	84,720
	Kemper Corp.	979,683	84,537
	Popular Inc.	1,540,696	83,567
	Synovus Financial Corp.	2,379,170	83,271
	Hanover Insurance Group Inc.	647,429	83,065
	JBG SMITH Properties	2,059,402	81,017
	CIT Group Inc.	1,537,754	80,794
	Primerica Inc.	672,551	80,672
	First Industrial Realty Trust Inc.	2,073,839	76,193
	Radian Group Inc.	3,316,813	75,789
	Axis Capital Holdings Ltd.	1,270,173	75,766
	First Horizon National Corp.	5,024,268	75,012
*	MGIC Investment Corp.	5,675,913	74,581
	Eaton Vance Corp.	1,719,442	74,160
	PacWest Bancorp	1,892,626	73,491
	Blackstone Mortgage Trust Inc. Class A	2,048,591	72,889
	Selective Insurance Group Inc.	941,942	70,542
	New York Community Bancorp Inc.	7,063,453	70,493
	Prosperity Bancshares Inc.	1,059,126	69,955
	Webster Financial Corp.	1,462,016	69,840
	EastGroup Properties Inc.	600,139	69,604
	Highwoods Properties Inc.	1,684,682	69,577
*	Brighthouse Financial Inc.	1,841,703	67,572
	Lazard Ltd. Class A	1,957,088	67,304
	Hospitality Properties Trust	2,668,549	66,714
	Wintrust Financial Corp.	900,906	65,910
	IBERIABANK Corp.	868,152	65,849
	Assured Guaranty Ltd.	1,539,564	64,785
	Omega Healthcare Investors Inc.	1,729,940	63,575
	Stifel Financial Corp.	1,069,890	63,188
	First Financial Bankshares Inc.	2,047,636	63,047
	Rayonier Inc.	2,077,699	62,954
	Equity Commonwealth	1,910,743	62,137
	FNB Corp.	5,177,014	60,933
	United Bankshares Inc.	1,628,079	60,385
	Outfront Media Inc.	2,265,314	58,422

40

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

June 30, 2019

		Market
		Value
	Shares	($000)
Umpqua Holdings Corp.	3,505,879	58,163
RLI Corp.	672,768	57,663
Chimera Investment Corp.	3,011,422	56,826
Janus Henderson Group plc	2,634,433	56,377
Medical Properties Trust Inc.	3,214,308	56,058
First Hawaiian Inc.	2,152,665	55,689
Associated Banc-Corp	2,612,280	55,224
Two Harbors Investment Corp.	4,337,490	54,956
Weingarten Realty Investors	2,004,025	54,950
Apple Hospitality REIT Inc.	3,462,330	54,913
Hancock Whitney Corp.	1,361,018	54,522
Glacier Bancorp Inc.	1,342,555	54,441
Valley National Bancorp	5,009,422	54,002
Bank of Hawaii Corp.	651,162	53,988
Community Bank System Inc.	818,612	53,897
BankUnited Inc.	1,566,756	52,862
National Health Investors Inc.	669,379	52,232
Navient Corp.	3,796,765	51,826
MFA Financial Inc.	7,198,835	51,688
TCF Financial Corp.	2,476,309	51,482
Jones Lang LaSalle Inc.	365,495	51,421
Erie Indemnity Co. Class A	202,003	51,365
Sunstone Hotel Investors Inc.	3,701,397	50,746
Signature Bank	416,631	50,346
Legg Mason Inc.	1,306,105	49,998
RLJ Lodging Trust	2,814,718	49,933
Federated Investors Inc. Class B	1,524,188	49,536
White Mountains Insurance Group Ltd.	48,047	49,078
UMB Financial Corp.	740,031	48,709
VICI Properties Inc.	2,208,309	48,671
Corporate Office Properties Trust	1,819,377	47,977
Chemical Financial Corp.	1,133,435	46,596
Old National Bancorp	2,764,088	45,856
Washington Federal Inc.	1,273,389	44,479
Apollo Commercial Real Estate Finance Inc.	2,411,802	44,353
CVB Financial Corp.	2,104,394	44,255
BancorpSouth Bank	1,520,541	44,156
Fulton Financial Corp.	2,679,352	43,861
Atlantic Union Bankshares Corp.	1,233,330	43,574
Cathay General Bancorp	1,210,400	43,465
Empire State Realty Trust Inc.	2,882,513	42,690
CNO Financial Group Inc.	2,532,397	42,240
Columbia Banking System Inc.	1,162,987	42,077
Piedmont Office Realty Trust Inc. Class A	2,099,085	41,835
Independent Bank Corp.	548,116	41,739
South State Corp.	560,695	41,306
Brandywine Realty Trust	2,865,793	41,038
Retail Properties of America Inc.	3,454,791	40,628
SLM Corp.	4,173,146	40,563
Santander Consumer USA Holdings Inc.	1,686,671	40,413
OneMain Holdings Inc.	1,191,698	40,291
Cadence BanCorp Class A	1,936,865	40,287
PotlatchDeltic Corp.	1,026,553	40,015
Investors Bancorp Inc.	3,547,835	39,558
Columbia Property Trust Inc.	1,905,296	39,516
CoreCivic Inc.	1,901,174	39,468
American Equity Investment Life Holding Co.	1,440,688	39,129
GEO Group Inc.	1,837,483	38,606
Agree Realty Corp.	599,461	38,395
First BanCorp	3,450,379	38,092
Macerich Co.	1,136,640	38,066
Argo Group International Holdings Ltd.	513,607	38,033
Taubman Centers Inc.	929,098	37,935
Xenia Hotels & Resorts Inc.	1,808,388	37,705

41

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	First Citizens BancShares Inc. Class A	83,253	37,486
	Affiliated Managers Group Inc.	406,395	37,445
	Acadia Realty Trust	1,362,881	37,302
	Life Storage Inc.	386,738	36,771
	First Midwest Bancorp Inc.	1,780,606	36,449
	Jefferies Financial Group Inc.	1,875,043	36,057
	First Financial Bancorp	1,482,612	35,909
	United Community Banks Inc.	1,248,311	35,652
	Sterling Bancorp	1,675,195	35,648
	International Bancshares Corp.	933,122	35,188
	WSFS Financial Corp.	844,248	34,867
	Washington REIT	1,302,440	34,814
	BOK Financial Corp.	456,395	34,449
	Lexington Realty Trust	3,632,856	34,185
	DiamondRock Hospitality Co.	3,281,525	33,931
	Invesco Mortgage Capital Inc.	2,027,515	32,684
*	Enstar Group Ltd.	185,614	32,349
	Urban Edge Properties	1,858,772	32,213
	Great Western Bancorp Inc.	900,323	32,160
	Renasant Corp.	880,482	31,645
	WesBanco Inc.	819,247	31,582
*	Cannae Holdings Inc.	1,088,582	31,547
	Senior Housing Properties Trust	3,795,592	31,390
	Trustmark Corp.	922,335	30,668
	ProAssurance Corp.	848,528	30,640
	LTC Properties Inc.	661,680	30,212
	Pebblebrook Hotel Trust	1,057,209	29,792
	First Merchants Corp.	782,511	29,657
*	Genworth Financial Inc. Class A	7,981,581	29,612
	Sabra Health Care REIT Inc.	1,489,628	29,331
	SITE Centers Corp.	2,180,479	28,870
	Mack-Cali Realty Corp.	1,238,475	28,844
	Banner Corp.	525,097	28,434
	Northwest Bancshares Inc.	1,592,910	28,051
	Ares Management Corp.	1,067,885	27,947
*	Cushman & Wakefield plc	1,554,593	27,796
	Capitol Federal Financial Inc.	2,006,947	27,636
	Brookfield Property REIT Inc. Class A	1,452,862	27,445
	Mercury General Corp.	437,917	27,370
	Chesapeake Lodging Trust	958,538	27,242
	First Interstate BancSystem Inc. Class A	674,727	26,726
	Global Net Lease Inc.	1,357,408	26,632
	Horace Mann Educators Corp.	649,000	26,148
	Hope Bancorp Inc.	1,896,816	26,138
	Alexander & Baldwin Inc.	1,100,035	25,411
	Redwood Trust Inc.	1,528,801	25,271
	Walker & Dunlop Inc.	473,210	25,179
	Ladder Capital Corp. Class A	1,513,712	25,143
	PennyMac Mortgage Investment Trust	1,147,629	25,053
	Westamerica Bancorporation	402,528	24,800
	National General Holdings Corp.	1,074,897	24,658
	NBT Bancorp Inc.	653,530	24,514
^	Tanger Factory Outlet Centers Inc.	1,510,421	24,484
	Artisan Partners Asset Management Inc. Class A	864,007	23,777
	Hilltop Holdings Inc.	1,112,836	23,670
	BGC Partners Inc. Class A	4,426,036	23,148
	Provident Financial Services Inc.	946,757	22,959
	Home BancShares Inc.	1,190,261	22,924
*	LendingClub Corp.	6,815,970	22,356
^	Seritage Growth Properties Class A	516,351	22,182
	Park National Corp.	222,405	22,105
	Industrial Logistics Properties Trust	1,048,330	21,826
	Safety Insurance Group Inc.	228,515	21,739
	Berkshire Hills Bancorp Inc.	683,224	21,446

42

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Clearway Energy Inc.	1,243,709	20,969
	First Commonwealth Financial Corp.	1,547,848	20,850
	Colony Credit Real Estate Inc.	1,310,957	20,320
	Employers Holdings Inc.	480,439	20,308
	Office Properties Income Trust	768,033	20,176
	Kennedy-Wilson Holdings Inc.	970,616	19,966
	American Assets Trust Inc.	414,552	19,534
	OFG Bancorp	809,943	19,252
	FGL Holdings	2,291,292	19,247
	S&T Bancorp Inc.	511,494	19,171
*	PRA Group Inc.	678,412	19,091
^	Waddell & Reed Financial Inc. Class A	1,124,011	18,737
	City Holding Co.	243,556	18,574
	American Finance Trust Inc.	1,691,002	18,432
	Brookline Bancorp Inc.	1,185,028	18,226
*	World Acceptance Corp.	109,906	18,037
	TPG RE Finance Trust Inc.	915,852	17,667
	American National Insurance Co.	150,726	17,555
	Getty Realty Corp.	561,319	17,266
	ARMOUR Residential REIT Inc.	922,006	17,186
	BancFirst Corp.	306,648	17,068
	Simmons First National Corp. Class A	717,444	16,688
	Tompkins Financial Corp.	203,977	16,645
	United Fire Group Inc.	335,147	16,241
	Granite Point Mortgage Trust Inc.	834,214	16,009
	Piper Jaffray Cos.	212,453	15,779
	Boston Private Financial Holdings Inc.	1,306,131	15,765
*	Encore Capital Group Inc.	464,795	15,743
	RPT Realty	1,245,902	15,088
	Flagstar Bancorp Inc.	445,719	14,771
	Houlihan Lokey Inc. Class A	297,672	13,255
^	Realogy Holdings Corp.	1,813,552	13,130
	Central Pacific Financial Corp.	419,871	12,579
	iStar Inc.	985,531	12,240
	Heartland Financial USA Inc.	273,284	12,224
	Franklin Street Properties Corp.	1,641,454	12,114
*	Ambac Financial Group Inc.	713,216	12,018
*	Third Point Reinsurance Ltd.	1,152,644	11,895
*	MBIA Inc.	1,269,647	11,820
	Saul Centers Inc.	203,397	11,417
^	Washington Prime Group Inc.	2,973,508	11,359
	Investors Real Estate Trust	192,070	11,269
	Virtus Investment Partners Inc.	103,936	11,163
	Capstead Mortgage Corp.	1,327,211	11,082
	Urstadt Biddle Properties Inc. Class A	523,684	10,997
*	Columbia Financial Inc.	723,162	10,920
	Oritani Financial Corp.	591,030	10,485
	Northfield Bancorp Inc.	649,668	10,141
	Hersha Hospitality Trust Class A	608,145	10,059
	Summit Hotel Properties Inc.	867,113	9,946
	FBL Financial Group Inc. Class A	152,950	9,758
	Clearway Energy Inc. Class A	599,079	9,693
	PennyMac Financial Services Inc.	431,945	9,581
	State Auto Financial Corp.	271,316	9,496
	Nelnet Inc. Class A	156,572	9,272
	Universal Health Realty Income Trust	108,417	9,208
	National Western Life Group Inc. Class A	35,278	9,066
	Dime Community Bancshares Inc.	469,795	8,921
	Retail Value Inc.	246,892	8,592
	KKR Real Estate Finance Trust Inc.	392,166	7,812
	AG Mortgage Investment Trust Inc.	487,709	7,755
	CorePoint Lodging Inc.	602,254	7,462
^	Pennsylvania REIT	918,877	5,973
*	Tejon Ranch Co.	325,242	5,396

43

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Anworth Mortgage Asset Corp.	1,410,366	5,345
	Ashford Hospitality Trust Inc.	1,534,772	4,558
*	Greenlight Capital Re Ltd. Class A	434,400	3,688
*	EZCORP Inc. Class A	359,534	3,405
*	Forestar Group Inc.	161,666	3,161
	Spirit MTA REIT	347,874	2,901
	Greenhill & Co. Inc.	99,031	1,346
^	CBL & Associates Properties Inc.	1,278,879	1,330
^	Associated Capital Group Inc. Class A	28,081	1,050
*,^	Altisource Portfolio Solutions SA	39,475	776
	Urstadt Biddle Properties Inc.	30,102	515
	WP Carey Inc.	876	71
			10,368,905
Health Care (4.1%)
*	Sage Therapeutics Inc.	812,230	148,711
	STERIS plc	672,091	100,061
	Encompass Health Corp.	1,492,398	94,558
*	Molina Healthcare Inc.	472,110	67,578
	Hill-Rom Holdings Inc.	529,761	55,424
*	Charles River Laboratories International Inc.	388,587	55,140
*	United Therapeutics Corp.	695,058	54,256
*	Mirati Therapeutics Inc.	514,595	53,003
	CONMED Corp.	445,634	38,133
*	MEDNAX Inc.	1,323,106	33,382
*	Avanos Medical Inc.	750,448	32,727
*	Tenet Healthcare Corp.	1,552,198	32,068
*	Myriad Genetics Inc.	1,103,886	30,666
	Patterson Cos. Inc.	1,282,344	29,366
*	Reata Pharmaceuticals Inc. Class A	309,938	29,243
*	Select Medical Holdings Corp.	1,710,258	27,142
*	Prestige Consumer Healthcare Inc.	818,018	25,915
*	Magellan Health Inc.	342,242	25,405
*	Acadia Healthcare Co. Inc.	668,042	23,348
*	Arena Pharmaceuticals Inc.	393,836	23,091
*	Iovance Biotherapeutics Inc.	881,183	21,607
*	Aerie Pharmaceuticals Inc.	725,360	21,434
*	Brookdale Senior Living Inc.	2,971,367	21,424
*,^	Denali Therapeutics Inc.	982,124	20,389
*	AnaptysBio Inc.	320,610	18,089
*	Zogenix Inc.	334,635	15,989
*,^	Madrigal Pharmaceuticals Inc.	133,709	14,014
*	Endo International plc	3,213,478	13,239
	National HealthCare Corp.	156,287	12,683
*	Cambrex Corp.	265,512	12,429
*	Mallinckrodt plc	1,325,821	12,171
*	Varex Imaging Corp.	298,364	9,145
*,^	Allogene Therapeutics Inc.	336,606	9,038
*	Intra-Cellular Therapies Inc.	694,794	9,018
*	Akorn Inc.	1,485,643	7,651
*	G1 Therapeutics Inc.	219,855	6,741
*	Avantor Inc.	332,058	6,339
*	Amneal Pharmaceuticals Inc.	862,463	6,184
*	Silk Road Medical Inc.	92,612	4,488
	Meridian Bioscience Inc.	321,209	3,816
*	Turning Point Therapeutics Inc.	69,519	2,829
*	Kiniksa Pharmaceuticals Ltd. Class A	206,815	2,800
*	PDL BioPharma Inc.	869,209	2,729
*	Surgery Partners Inc.	300,559	2,447
*,^	Community Health Systems Inc.	847,510	2,263
	Owens & Minor Inc.	436,883	1,398
*	Adaptive Biotechnologies Corp.	18,200	879
*	American Renal Associates Holdings Inc.	88,635	659
*	Moderna Inc.	35,452	519
*	Bridgebio Pharma Inc.	6,153	166

44

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Haemonetics Corp.	727	87
*,^,§	Synergy Pharmaceuticals Inc.	1,169,882	7
			1,241,888
Industrials (21.1%)
	IDEX Corp.	1,203,570	207,183
	PerkinElmer Inc.	1,765,923	170,129
	Allegion plc	1,493,959	165,157
	Booz Allen Hamilton Holding Corp. Class A	2,116,976	140,165
	Spirit AeroSystems Holdings Inc. Class A	1,643,408	133,724
	Carlisle Cos. Inc.	906,730	127,314
	AptarGroup Inc.	1,005,124	124,977
	Sonoco Products Co.	1,591,992	104,021
	Donaldson Co. Inc.	2,028,902	103,190
	Owens Corning	1,723,789	100,325
*	AECOM	2,503,119	94,743
	Oshkosh Corp.	1,111,158	92,771
	ManpowerGroup Inc.	951,728	91,937
	ITT Inc.	1,395,838	91,399
*	Genesee & Wyoming Inc. Class A	898,012	89,801
	Acuity Brands Inc.	633,606	87,381
	Quanta Services Inc.	2,263,722	86,452
	Curtiss-Wright Corp.	679,195	86,346
	MDU Resources Group Inc.	3,148,729	81,237
	EMCOR Group Inc.	892,511	78,630
	Lincoln Electric Holdings Inc.	947,501	77,998
	Avnet Inc.	1,691,043	76,554
	AGCO Corp.	976,089	75,715
	Fluor Corp.	2,222,133	74,864
	Jabil Inc.	2,184,134	69,019
*	Stericycle Inc.	1,443,941	68,948
*	Generac Holdings Inc.	989,708	68,696
	Tetra Tech Inc.	871,128	68,427
	Crane Co.	809,865	67,575
	Graphic Packaging Holding Co.	4,689,176	65,555
	nVent Electric plc	2,498,775	61,945
	Brink’s Co.	750,973	60,964
	MSA Safety Inc.	552,835	58,263
	KBR Inc.	2,247,359	56,049
	Timken Co.	1,088,478	55,882
	Regal Beloit Corp.	681,372	55,675
	Flowserve Corp.	1,043,556	54,985
*	CoreLogic Inc.	1,279,747	53,532
	MSC Industrial Direct Co. Inc. Class A	713,224	52,964
	Louisiana-Pacific Corp.	1,958,307	51,347
*	FTI Consulting Inc.	604,168	50,653
*	MasTec Inc.	968,405	49,902
	Ryder System Inc.	845,504	49,293
*	Arrow Electronics Inc.	680,067	48,468
	Kennametal Inc.	1,305,592	48,294
	Moog Inc. Class A	515,061	48,215
*	Rexnord Corp.	1,579,192	47,723
	Macquarie Infrastructure Corp.	1,165,967	47,268
	UniFirst Corp.	243,612	45,938
	GATX Corp.	572,825	45,419
	Allison Transmission Holdings Inc.	948,054	43,942
	Barnes Group Inc.	772,400	43,517
*	Integer Holdings Corp.	516,185	43,318
*	Resideo Technologies Inc.	1,943,851	42,609
	Owens-Illinois Inc.	2,457,118	42,434
*	XPO Logistics Inc.	729,082	42,148
	ABM Industries Inc.	1,050,495	42,020
	EnerSys	610,521	41,821
	Valmont Industries Inc.	329,139	41,738
	Watts Water Technologies Inc. Class A	437,690	40,784

45

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Beacon Roofing Supply Inc.	1,083,333	39,780
*	Colfax Corp.	1,400,213	39,248
	Armstrong World Industries Inc.	396,266	38,517
	Silgan Holdings Inc.	1,238,330	37,893
	Applied Industrial Technologies Inc.	607,681	37,391
	Belden Inc.	625,037	37,233
*	Pluralsight Inc. Class A	1,209,560	36,674
	Altra Industrial Motion Corp.	1,020,228	36,606
	Brady Corp. Class A	741,788	36,585
	World Fuel Services Corp.	1,012,111	36,395
*	WESCO International Inc.	710,015	35,962
*	Kirby Corp.	452,804	35,772
	Universal Forest Products Inc.	921,209	35,061
*	Harsco Corp.	1,270,710	34,868
	Vishay Intertechnology Inc.	2,094,448	34,600
	Trinity Industries Inc.	1,645,184	34,138
	Korn Ferry	850,379	34,075
	Otter Tail Corp.	624,475	32,979
	ESCO Technologies Inc.	390,070	32,228
	Terex Corp.	1,012,698	31,799
*	Sanmina Corp.	1,038,140	31,435
*	OSI Systems Inc.	272,257	30,664
	EVERTEC Inc.	915,191	29,927
	Triton International Ltd.	901,806	29,543
*	SPX FLOW Inc.	673,006	28,172
	Deluxe Corp.	689,507	28,035
	Kaman Corp.	438,593	27,934
	ManTech International Corp. Class A	423,534	27,890
*	Plexus Corp.	474,478	27,695
*	Anixter International Inc.	452,361	27,010
*	Navistar International Corp.	782,669	26,963
	Matson Inc.	678,809	26,372
*	Knowles Corp.	1,440,126	26,369
*	Conduent Inc.	2,662,215	25,531
	Mueller Industries Inc.	849,592	24,868
	Actuant Corp. Class A	968,179	24,021
	McGrath RentCorp	382,297	23,760
*	SPX Corp.	689,704	22,774
*	TriMas Corp.	719,937	22,296
	Werner Enterprises Inc.	715,068	22,224
	Mobile Mini Inc.	710,281	21,614
*	Hub Group Inc. Class A	512,345	21,508
	AAR Corp.	524,202	19,285
	Rush Enterprises Inc. Class A	517,907	18,914
*	Atkore International Group Inc.	730,359	18,894
*	Atlas Air Worldwide Holdings Inc.	410,659	18,332
	Encore Wire Corp.	312,493	18,306
*	Huron Consulting Group Inc.	362,062	18,241
	Granite Construction Inc.	367,937	17,727
	Aircastle Ltd.	828,845	17,621
*	Sykes Enterprises Inc.	638,445	17,532
	Boise Cascade Co.	611,749	17,196
	Triumph Group Inc.	747,130	17,109
	MTS Systems Corp.	283,601	16,599
	Schneider National Inc. Class B	890,300	16,239
*	Cardtronics plc Class A	586,324	16,018
	Greenbrier Cos. Inc.	511,228	15,541
*	Builders FirstSource Inc.	909,774	15,339
*	Milacron Holdings Corp.	1,105,552	15,257
	Benchmark Electronics Inc.	606,343	15,231
*	TTM Technologies Inc.	1,492,819	15,227
	Comfort Systems USA Inc.	291,480	14,863
	H&E Equipment Services Inc.	506,185	14,725
	Greif Inc. Class A	445,987	14,517

46

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Standex International Corp.	197,665	14,457
*	CIRCOR International Inc.	314,138	14,450
	Primoris Services Corp.	679,981	14,232
*	TrueBlue Inc.	632,879	13,961
	Navigant Consulting Inc.	591,272	13,712
	Wabash National Corp.	825,135	13,425
	AVX Corp.	802,048	13,314
	Kelly Services Inc. Class A	505,366	13,236
	Kforce Inc.	360,127	12,637
*,^	Verra Mobility Corp. Class A	873,862	11,439
	Astec Industries Inc.	350,125	11,400
*	GMS Inc.	506,537	11,144
*	JELD-WEN Holding Inc.	512,519	10,881
	ArcBest Corp.	378,244	10,632
	Griffon Corp.	622,480	10,532
	TTEC Holdings Inc.	218,716	10,190
*	Manitowoc Co. Inc.	554,812	9,876
*	Wesco Aircraft Holdings Inc.	862,093	9,569
	Hyster-Yale Materials Handling Inc.	171,030	9,451
*	Tutor Perini Corp.	679,416	9,423
*	Aegion Corp. Class A	462,919	8,518
*	Gates Industrial Corp. plc	691,730	7,893
	Methode Electronics Inc.	273,714	7,820
	Resources Connection Inc.	476,122	7,623
*	Team Inc.	486,042	7,446
^	Maxar Technologies Inc.	939,933	7,350
	Briggs & Stratton Corp.	681,038	6,974
*	Donnelley Financial Solutions Inc.	478,364	6,381
^	ADT Inc.	897,475	5,493
*	MACOM Technology Solutions Holdings Inc.	359,861	5,445
*	International Seaways Inc.	226,524	4,304
	Rush Enterprises Inc. Class B	111,140	4,102
	Greif Inc. Class B	85,991	3,753
	Quad/Graphics Inc.	464,741	3,676
	REV Group Inc.	220,202	3,173
*	Parsons Corp.	29,405	1,084
	RR Donnelley & Sons Co.	483,819	953
	Tradeweb Markets Inc. Class A	16,471	722
*,^	Armstrong Flooring Inc.	17,169	169
	Park Electrochemical Corp.	566	9
			6,431,314
Oil & Gas (3.3%)
*	First Solar Inc.	1,170,832	76,900
	Murphy Oil Corp.	2,615,867	64,481
	EQT Corp.	4,052,764	64,074
	Equitrans Midstream Corp.	3,234,631	63,754
	PBF Energy Inc. Class A	1,614,710	50,540
	Delek US Holdings Inc.	1,218,639	49,379
*,^	Chesapeake Energy Corp.	20,688,303	40,342
*	Oceaneering International Inc.	1,564,096	31,892
	Arcosa Inc.	766,803	28,855
	Range Resources Corp.	3,964,312	27,671
*	Dril-Quip Inc.	571,621	27,438
*	QEP Resources Inc.	3,754,586	27,146
*	Southwestern Energy Co.	8,570,630	27,083
*	Whiting Petroleum Corp.	1,448,826	27,064
^	Ensco Rowan plc Class A	3,124,462	26,652
*	McDermott International Inc.	2,727,233	26,345
*	NOW Inc.	1,717,781	25,354
	CVR Energy Inc.	478,542	23,922
	SM Energy Co.	1,770,257	22,164
	Archrock Inc.	2,048,080	21,710
*	MRC Global Inc.	1,241,239	21,250
*	Helix Energy Solutions Group Inc.	2,235,579	19,293

47

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	CNX Resources Corp.	2,318,867	16,951
	Nabors Industries Ltd.	5,742,059	16,652
*	Oil States International Inc.	856,224	15,669
	SemGroup Corp. Class A	1,250,382	15,004
*	Oasis Petroleum Inc.	2,536,283	14,406
*	ProPetro Holding Corp.	635,422	13,153
*	Gulfport Energy Corp.	2,271,661	11,154
*	C&J Energy Services Inc.	929,965	10,955
*	Antero Resources Corp.	1,953,476	10,803
*,^	SunPower Corp. Class A	1,003,334	10,726
	Berry Petroleum Corp.	969,619	10,278
*	Magnolia Oil & Gas Corp. Class A	856,628	9,920
*	Denbury Resources Inc.	7,280,525	9,028
*,^	Diamond Offshore Drilling Inc.	966,965	8,577
*	Unit Corp.	821,515	7,303
*	Noble Corp. plc	3,898,206	7,290
*	KLX Energy Services Holdings Inc.	345,652	7,062
^	RPC Inc.	836,318	6,030
*	Laredo Petroleum Inc.	1,547,272	4,487
	Green Plains Inc.	340,181	3,667
*	Exterran Corp.	257,091	3,656
*	Forum Energy Technologies Inc.	694,152	2,374
*	Superior Energy Services Inc.	1,153,205	1,499
*	Covia Holdings Corp.	131,027	257
*	Roan Resources Inc.	117,776	205
			1,010,415
Other (0.0%)[2]
*,§	Herbalife Ltd. CVR	147,396	1,430
*,§	A Schulman Inc. CVR	419,331	181
*,§	Clinical Data CVR	62,138	—
			1,611
Technology (6.8%)
	Leidos Holdings Inc.	2,292,040	183,019
*	ON Semiconductor Corp.	6,550,452	132,385
	Teradyne Inc.	2,722,767	130,448
	Cypress Semiconductor Corp.	5,798,717	128,963
	Science Applications International Corp.	939,612	81,333
*	CACI International Inc. Class A	395,392	80,893
*	Nuance Communications Inc.	4,607,994	73,590
*	Teradata Corp.	1,855,983	66,537
	SYNNEX Corp.	650,811	64,040
*	Tech Data Corp.	586,726	61,372
*	NCR Corp.	1,907,282	59,316
*	Avalara Inc.	817,111	58,995
*	Verint Systems Inc.	1,044,354	56,165
	Perspecta Inc.	2,206,961	51,665
*	CommScope Holding Co. Inc.	3,071,118	48,309
*	Viavi Solutions Inc.	3,624,562	48,170
*,^	Finisar Corp.	1,872,303	42,820
*	Cirrus Logic Inc.	924,001	40,379
*	Premier Inc. Class A	981,917	38,403
*	Covetrus Inc.	1,505,230	36,818
*	Insight Enterprises Inc.	566,827	32,989
*	EchoStar Corp. Class A	724,517	32,111
	Progress Software Corp.	702,322	30,635
*,^	Elastic NV	407,925	30,456
*	NetScout Systems Inc.	1,165,112	29,582
*	Workiva Inc.	452,849	26,306
	CSG Systems International Inc.	524,956	25,634
*	Semtech Corp.	527,790	25,360
*	Electronics For Imaging Inc.	685,827	25,314
*	SVMK Inc.	1,339,267	22,111
*	Blucora Inc.	727,129	22,083
*	Rambus Inc.	1,740,397	20,954

48

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Avaya Holdings Corp.	1,756,080	20,915
*	NextGen Healthcare Inc.	898,718	17,884
*	Zuora Inc. Class A	1,140,845	17,478
	Xperi Corp.	780,905	16,079
*	Synaptics Inc.	543,287	15,831
*	Allscripts Healthcare Solutions Inc.	1,306,600	15,196
	TiVo Corp.	1,869,166	13,776
*	ScanSource Inc.	404,566	13,173
*,^	Appian Corp. Class A	359,660	12,973
*	Pivotal Software Inc. Class A	1,214,557	12,826
*	NETGEAR Inc.	469,493	11,873
	ADTRAN Inc.	752,109	11,470
	Monotype Imaging Holdings Inc.	610,131	10,275
	Pitney Bowes Inc.	2,348,920	10,053
*	Amkor Technology Inc.	1,324,484	9,881
	Presidio Inc.	713,098	9,748
*	FormFactor Inc.	587,967	9,213
*	Unisys Corp.	828,116	8,049
*	Diebold Nixdorf Inc.	542,220	4,967
	Computer Programs & Systems Inc.	114,330	3,177
*	Casa Systems Inc.	380,231	2,445
*	Ribbon Communications Inc.	462,166	2,260
	Systemax Inc.	97,522	2,161
*	Yext Inc.	106,637	2,142
*	Change Healthcare Inc.	46,852	684
*	Sciplay Corp. Class A	31,584	433
*	Fastly Inc. Class A	18,810	381
*	Pagerduty Inc.	5,112	241
	Cabot Microelectronics Corp.	406	45
			2,062,784
Telecommunications (0.6%)
	Telephone & Data Systems Inc.	1,527,477	46,435
*	Vonage Holdings Corp.	3,650,111	41,356
*	Iridium Communications Inc.	1,526,190	35,499
*	8x8 Inc.	1,446,982	34,872
*	United States Cellular Corp.	253,605	11,329
^	Consolidated Communications Holdings Inc.	606,628	2,991
*	Intelsat SA	125,378	2,439
*	Frontier Communications Corp.	760	1
			174,922
Utilities (5.4%)
	Atmos Energy Corp.	1,864,595	196,827
	UGI Corp.	2,765,307	147,695
	Aqua America Inc.	3,427,130	141,780
	IDACORP Inc.	800,161	80,360
	Portland General Electric Co.	1,421,713	77,014
	Hawaiian Electric Industries Inc.	1,734,041	75,517
	ONE Gas Inc.	836,048	75,495
	Black Hills Corp.	960,298	75,067
	National Fuel Gas Co.	1,372,441	72,396
	Southwest Gas Holdings Inc.	799,491	71,650
	New Jersey Resources Corp.	1,412,958	70,323
	ALLETE Inc.	817,866	68,055
	Spire Inc.	766,081	64,290
	PNM Resources Inc.	1,261,862	64,241
	NorthWestern Corp.	803,626	57,982
	South Jersey Industries Inc.	1,461,423	49,294
	Avista Corp.	1,043,728	46,550
	American States Water Co.	579,913	43,633
	El Paso Electric Co.	644,096	42,124
	MGE Energy Inc.	545,762	39,884
	California Water Service Group	759,227	38,440

49

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

June 30, 2019

		Market
		Value
	Shares	($000)
Northwest Natural Holding Co.	479,942	33,356
		1,631,973
Total Common Stocks (Cost $26,249,195)		30,346,337

		Coupon
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.2%)
3,4	Vanguard Market Liquidity Fund	2.499%		3,646,951	364,768

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	2.393%	7/5/19	200	200
5	United States Treasury Bill	2.349%	8/15/19	3,500	3,491
	United States Treasury Bill	2.135%	11/14/19	4,500	4,465
					8,156
Total Temporary Cash Investments (Cost $372,860)					372,924
Total Investments (101.0%) (Cost $26,622,055)					30,719,261
Other Assets and Liabilities—Net (-1.0%)[4]					(311,864)
Net Assets (100%)					30,407,397

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $303,083,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $318,716,000 of collateral received for securities on loan, of which $314,154,000 is held in Vanguard Market Liquidity Fund and $4,562,000 is held in cash.
5	Securites with a value of $1,042,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

50

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51

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. SNA482 082019

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.0%)[1]
Communication Services (5.1%)
*	T-Mobile US Inc.	4,343,060	321,994
*	IAC/InterActiveCorp	1,078,283	234,559
*	Liberty Broadband Corp.	2,077,927	216,562
*	Liberty Global plc	7,269,124	192,850
*	Snap Inc.	10,410,935	148,876
*	Live Nation Entertainment Inc.	1,918,186	127,080
^	Sirius XM Holdings Inc.	22,150,098	123,598
*	Liberty Media Corp-Liberty Formula One	2,816,312	105,358
*	Zayo Group Holdings Inc.	2,777,991	91,424
*	Liberty Media Corp-Liberty SiriusXM Class C	2,231,000	84,733
*	GCI Liberty Inc. Class A	1,324,495	81,403
	Cable One Inc.	67,999	79,626
*,^	Zillow Group Inc.	1,625,547	75,409
*	Liberty Global plc Class A	2,729,621	73,672
*	Zynga Inc. Class A	11,583,305	71,006
*	Madison Square Garden Co. Class A	237,967	66,616
	Nexstar Media Group Inc. Class A	633,143	63,947
	New York Times Co. Class A	1,950,286	63,618
	Cinemark Holdings Inc.	1,465,569	52,907
	Tribune Media Co. Class A	1,114,395	51,507
*	Sprint Corp.	7,833,483	51,466
^	Match Group Inc.	756,258	50,873
	Sinclair Broadcast Group Inc. Class A	908,439	48,720
	TEGNA Inc.	2,991,427	45,320
	World Wrestling Entertainment Inc. Class A	601,506	43,435
*	Liberty Media Corp-Liberty SiriusXM Class A	1,053,750	39,842
	Telephone & Data Systems Inc.	1,297,011	39,429
*	Altice USA Inc. Class A	1,614,839	39,321
*	Liberty Broadband Corp. Class A	382,276	39,313
*	Vonage Holdings Corp.	3,058,604	34,654
	Cogent Communications Holdings Inc.	577,804	34,298
*	AMC Networks Inc. Class A	617,892	33,669
*	Yelp Inc. Class A	982,042	33,566
*	Pinterest Inc. Class A	1,184,824	32,251
*	Iridium Communications Inc.	1,324,717	30,813
	Meredith Corp.	553,874	30,496
*	Zillow Group Inc. Class A	658,294	30,124
	John Wiley & Sons Inc. Class A	636,066	29,170
*	Liberty Latin America Ltd.	1,646,139	28,297
	Shenandoah Telecommunications Co.	645,405	24,861
	Lions Gate Entertainment Corp. Class B	1,567,423	18,198
*	MSG Networks Inc.	855,498	17,743
*	Gray Television Inc.	1,077,866	17,666
*	Cargurus Inc.	461,278	16,657
*	Cars.com Inc.	830,665	16,381
*	Liberty Media Corp-Liberty Braves	505,763	14,146
	Gannett Co. Inc.	1,596,543	13,028
	Scholastic Corp.	388,622	12,918
*	Liberty TripAdvisor Holdings Inc. Class A	1,006,880	12,485
	EW Scripps Co. Class A	787,890	12,047
*	Liberty Media Corp-Liberty Formula One Class A	329,401	11,812
*	Glu Mobile Inc.	1,534,060	11,015
*	ANGI Homeservices Inc. Class A	829,795	10,796
*	Boingo Wireless Inc.	598,482	10,755
*	Liberty Latin America Ltd. Class A	607,794	10,472
	Marcus Corp.	308,368	10,164
	Entercom Communications Corp. Class A	1,726,463	10,013
*	Bandwidth Inc. Class A	129,241	9,696
*	United States Cellular Corp.	202,221	9,033
	ATN International Inc.	155,416	8,972
*	QuinStreet Inc.	541,101	8,576

1

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
^	Lions Gate Entertainment Corp. Class A	677,896	8,304
*	ORBCOMM Inc.	1,104,341	8,006
	New Media Investment Group Inc.	768,012	7,250
*	Rosetta Stone Inc.	300,876	6,884
^	AMC Entertainment Holdings Inc. Class A	724,620	6,761
*	TrueCar Inc.	1,208,696	6,599
*	TechTarget Inc.	306,666	6,517
*	pdvWireless Inc.	131,103	6,162
*	Loral Space & Communications Inc.	176,553	6,093
	National CineMedia Inc.	892,376	5,854
*	Central European Media Enterprises Ltd. Class A	1,301,661	5,675
^	Consolidated Communications Holdings Inc.	998,451	4,922
*	Cardlytics Inc.	186,741	4,852
*,^	Globalstar Inc.	9,564,162	4,591
*	Sciplay Corp. Class A	306,391	4,201
*	Care.com Inc.	369,538	4,058
	Spok Holdings Inc.	259,954	3,910
	Emerald Expositions Events Inc.	348,422	3,885
*	Meet Group Inc.	1,062,315	3,697
*	Cincinnati Bell Inc.	706,078	3,495
*	comScore Inc.	662,333	3,418
*,^	Daily Journal Corp.	13,381	3,185
*	Liberty Media Corp-Liberty Braves Class A	113,055	3,143
*,^	Gogo Inc.	771,537	3,071
*	WideOpenWest Inc.	401,981	2,918
*	IDT Corp. Class B	297,246	2,815
*	Ooma Inc.	267,621	2,805
*	Reading International Inc. Class A	213,227	2,768
*,^	Boston Omaha Corp. Class A	118,897	2,752
	Entravision Communications Corp. Class A	857,636	2,676
*	Fluent Inc.	491,645	2,645
*,^	Eventbrite Inc. Class A	162,900	2,639
*	Clear Channel Outdoor Holdings Inc.	547,129	2,582
*	Hemisphere Media Group Inc. Class A	197,226	2,548
*,^	Frontier Communications Corp.	1,453,970	2,544
*	DHI Group Inc.	681,544	2,433
*,^	Pareteum Corp.	917,146	2,394
*	NII Holdings Inc.	1,416,349	2,394
	Tribune Publishing Co.	300,073	2,392
	Saga Communications Inc. Class A	60,105	1,878
*	Marchex Inc. Class B	399,306	1,877
*,^	EverQuote Inc. Class A	122,745	1,596
*	Lee Enterprises Inc.	710,519	1,592
*	Travelzoo	80,394	1,241
*,^	LiveXLive Media Inc.	254,854	1,058
*,^	cbdMD Inc.	171,810	1,014
*	Alaska Communications Systems Group Inc.	539,199	922
	AH Belo Corp. Class A	209,330	772
	Townsquare Media Inc. Class A	132,690	714
*	Ballantyne Strong Inc.	208,983	675
*	AutoWeb Inc.	151,988	540
*	Global Eagle Entertainment Inc.	782,551	509
*	Urban One Inc.	239,794	470
*,^	Social Reality Inc. Class A	88,385	412
	Chicken Soup For The Soul Entertainment Inc.	50,268	377
	Beasley Broadcast Group Inc. Class A	110,510	356
	Salem Media Group Inc. Class A	117,723	286
*	Otelco Inc. Class A	14,646	235
*	Emmis Communications Corp. Class A	39,592	188
*,^	Cinedigm Corp. Class A	112,137	151
*	Insignia Systems Inc.	125,777	132
*,^	McClatchy Co. Class A	50,275	131
*	Zedge Inc. Class B	78,380	129
*	Dolphin Entertainment Inc.	99,800	105

2

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Harte-Hanks Inc.	32,072	71
	John Wiley & Sons Inc. Class B	1,480	68
*	NTN Buzztime Inc.	16,227	61
*	SPAR Group Inc.	80,427	51
*,^	Professional Diversity Network Inc.	20,497	51
*,^	IZEA Worldwide Inc.	92,728	47
*	Xcel Brands Inc.	6,863	10
*	Glowpoint Inc.	8,920	10
*	Urban One Inc. Class A	2,500	5
*	Creative Realities Inc.	300	1
			3,510,809
Consumer Discretionary (11.3%)
*,^	Tesla Inc.	1,896,580	423,810
	Las Vegas Sands Corp.	4,985,651	294,602
*	Lululemon Athletica Inc.	1,453,181	261,878
	Domino’s Pizza Inc.	564,397	157,060
*	NVR Inc.	46,468	156,609
*	Burlington Stores Inc.	912,519	155,265
*	Wayfair Inc.	881,675	128,725
	Vail Resorts Inc.	552,378	123,280
	Aramark	3,382,875	121,986
*	Bright Horizons Family Solutions Inc.	803,944	121,291
	Lear Corp.	853,808	118,910
	Service Corp. International	2,512,704	117,544
	Pool Corp.	546,976	104,472
*	Roku Inc.	1,124,764	101,881
*	Etsy Inc.	1,653,569	101,480
*	GrubHub Inc.	1,253,519	97,762
*	ServiceMaster Global Holdings Inc.	1,867,958	97,302
*	Caesars Entertainment Corp.	8,048,771	95,136
*	Five Below Inc.	769,857	92,398
	Dunkin’ Brands Group Inc.	1,135,652	90,466
	Gentex Corp.	3,506,028	86,283
	Autoliv Inc.	1,195,180	84,272
*	Planet Fitness Inc. Class A	1,158,701	83,936
*	Grand Canyon Education Inc.	663,188	77,606
	Wyndham Hotels & Resorts Inc.	1,333,325	74,320
	Polaris Industries Inc.	783,960	71,521
*	Deckers Outdoor Corp.	399,980	70,384
^	Williams-Sonoma Inc.	1,080,175	70,211
*	Qurate Retail Group Inc. QVC Group Class A	5,491,385	68,038
	Toll Brothers Inc.	1,817,729	66,565
*	Ollie’s Bargain Outlet Holdings Inc.	713,797	62,179
	Carter’s Inc.	618,862	60,364
*	Skechers U.S.A. Inc. Class A	1,849,240	58,233
	Aaron’s Inc.	932,903	57,290
	Cracker Barrel Old Country Store Inc.	331,732	56,637
*	Chegg Inc.	1,466,920	56,608
	Wyndham Destinations Inc.	1,281,547	56,260
	Churchill Downs Inc.	484,196	55,716
	Brunswick Corp.	1,193,066	54,750
	Strategic Education Inc.	303,047	53,942
*,^	Mattel Inc.	4,724,722	52,964
	Marriott Vacations Worldwide Corp.	533,956	51,473
*	frontdoor Inc.	1,173,608	51,111
	Texas Roadhouse Inc. Class A	920,123	49,383
	Wendy’s Co.	2,513,055	49,206
	Goodyear Tire & Rubber Co.	3,205,457	49,043
	Six Flags Entertainment Corp.	984,468	48,908
*	Tempur Sealy International Inc.	633,181	46,456
*	Helen of Troy Ltd.	344,090	44,935
	Extended Stay America Inc.	2,600,814	43,928
*	Fox Factory Holding Corp.	526,266	43,422
	Thor Industries Inc.	720,662	42,123

3

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Graham Holdings Co. Class B	60,264	41,584
*,^	Eldorado Resorts Inc.	894,028	41,188
	Columbia Sportswear Co.	408,022	40,867
	Choice Hotels International Inc.	460,979	40,110
	Hyatt Hotels Corp. Class A	521,126	39,673
*	Hilton Grand Vacations Inc.	1,244,591	39,603
	Dana Inc.	1,975,408	39,390
	Monro Inc.	460,230	39,258
*	TopBuild Corp.	471,934	39,057
	Wingstop Inc.	406,028	38,471
	American Eagle Outfitters Inc.	2,239,120	37,841
	Steven Madden Ltd.	1,077,963	36,597
	Lithia Motors Inc. Class A	304,798	36,204
*	Liberty Expedia Holdings Inc. Class A	754,310	36,048
*,^	iRobot Corp.	385,057	35,287
*	Adtalem Global Education Inc.	774,126	34,874
*	Dorman Products Inc.	397,920	34,675
*	Murphy USA Inc.	407,405	34,234
	Wolverine World Wide Inc.	1,218,316	33,552
*	Floor & Decor Holdings Inc. Class A	797,875	33,431
*	AutoNation Inc.	780,293	32,725
	Dick’s Sporting Goods Inc.	923,884	31,994
	LCI Industries	345,992	31,139
*,^	Carvana Co. Class A	497,241	31,122
*	Taylor Morrison Home Corp. Class A	1,470,635	30,825
	KB Home	1,170,055	30,106
	Boyd Gaming Corp.	1,103,537	29,729
	Adient plc	1,199,495	29,112
	Jack in the Box Inc.	356,205	28,992
*	Penn National Gaming Inc.	1,466,329	28,242
*	SeaWorld Entertainment Inc.	890,802	27,615
*	National Vision Holdings Inc.	878,868	27,008
*,^	Veoneer Inc.	1,540,689	26,669
*	Sotheby’s	456,256	26,522
*	Shake Shack Inc. Class A	358,371	25,874
*	Meritage Homes Corp.	498,849	25,611
*	RH	221,407	25,595
	Core-Mark Holding Co. Inc.	636,682	25,289
	Cheesecake Factory Inc.	575,522	25,162
	Delphi Technologies plc	1,216,920	24,338
	Bloomin’ Brands Inc.	1,264,086	23,904
*	Shutterfly Inc.	472,420	23,881
*	TRI Pointe Group Inc.	1,967,159	23,547
	Penske Automotive Group Inc.	490,950	23,222
	Dine Brands Global Inc.	242,663	23,167
*	Asbury Automotive Group Inc.	272,186	22,956
*	Visteon Corp.	389,327	22,807
	MDC Holdings Inc.	689,120	22,589
*	Sally Beauty Holdings Inc.	1,661,651	22,166
	Cooper Tire & Rubber Co.	700,742	22,108
*	Laureate Education Inc. Class A	1,404,528	22,065
*	Urban Outfitters Inc.	927,604	21,103
	Callaway Golf Co.	1,225,313	21,026
	Bed Bath & Beyond Inc.	1,799,759	20,913
	Red Rock Resorts Inc. Class A	965,475	20,738
^	Children’s Place Inc.	215,628	20,567
	Brinker International Inc.	518,390	20,399
*	Groupon Inc. Class A	5,680,508	20,336
	Dave & Buster’s Entertainment Inc.	502,347	20,330
	La-Z-Boy Inc.	649,388	19,910
	Group 1 Automotive Inc.	242,997	19,899
*	Gentherm Inc.	470,838	19,695
*	American Axle & Manufacturing Holdings Inc.	1,543,269	19,692
*	Skyline Champion Corp.	687,719	18,830

4

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Cavco Industries Inc.	118,489	18,667
*,^	LGI Homes Inc.	260,979	18,642
*	Career Education Corp.	971,064	18,518
*	Kontoor Brands Inc.	640,161	17,937
	Oxford Industries Inc.	235,956	17,885
*	Crocs Inc.	878,634	17,353
*	Installed Building Products Inc.	291,939	17,289
*	Sleep Number Corp.	420,218	16,973
*	G-III Apparel Group Ltd.	575,472	16,930
*	Denny’s Corp.	823,718	16,911
*	Rent-A-Center Inc.	629,021	16,751
*	K12 Inc.	523,323	15,914
*	Garrett Motion Inc.	1,032,969	15,856
	Big Lots Inc.	550,150	15,740
	Winnebago Industries Inc.	402,672	15,563
	Office Depot Inc.	7,526,986	15,506
*	Scientific Games Corp.	767,495	15,212
	Designer Brands Inc. Class A	792,752	15,197
^	Dillard’s Inc. Class A	240,937	15,006
	International Speedway Corp. Class A	332,636	14,932
	Abercrombie & Fitch Co.	912,521	14,637
*	Boot Barn Holdings Inc.	392,317	13,982
^	Papa John’s International Inc.	312,591	13,979
	Sturm Ruger & Co. Inc.	243,576	13,270
	Signet Jewelers Ltd.	719,492	12,865
	Tupperware Brands Corp.	671,146	12,772
	BJ’s Restaurants Inc.	289,276	12,711
	Acushnet Holdings Corp.	477,004	12,526
*,^	YETI Holdings Inc.	420,326	12,168
	Standard Motor Products Inc.	264,717	12,002
*	Levi Strauss & Co. Class A	574,645	11,999
*	Stoneridge Inc.	376,878	11,891
	Caleres Inc.	592,576	11,804
*	Everi Holdings Inc.	980,897	11,702
*	Quotient Technology Inc.	1,045,570	11,229
*	Malibu Boats Inc. Class A	288,845	11,222
*	Twin River Worldwide Holdings Inc.	375,649	11,176
	Guess? Inc.	691,130	11,162
*	M/I Homes Inc.	390,243	11,138
*	Michaels Cos. Inc.	1,245,861	10,839
*	Cooper-Standard Holdings Inc.	226,934	10,398
	Shutterstock Inc.	260,917	10,225
*	Genesco Inc.	241,529	10,214
*	Weight Watchers International Inc.	534,384	10,207
*	Modine Manufacturing Co.	709,560	10,154
*	Stamps.com Inc.	223,957	10,139
*	Century Communities Inc.	381,369	10,137
*,^	Stitch Fix Inc. Class A	301,733	9,652
*	GoPro Inc. Class A	1,675,698	9,149
	Ruth’s Hospitality Group Inc.	400,648	9,099
*	William Lyon Homes Class A	457,552	8,341
*	Houghton Mifflin Harcourt Co.	1,444,472	8,320
*	Universal Electronics Inc.	193,480	7,937
	Sonic Automotive Inc. Class A	335,697	7,839
^	GameStop Corp. Class A	1,421,403	7,775
	Tenneco Inc. Class A	691,104	7,664
*	America’s Car-Mart Inc.	88,839	7,647
*	OneSpaWorld Holdings Ltd.	481,112	7,457
*	Monarch Casino & Resort Inc.	173,119	7,399
*	PlayAGS Inc.	377,800	7,348
*,^	Fossil Group Inc.	630,160	7,247
*	Vista Outdoor Inc.	813,898	7,227
*	Lindblad Expeditions Holdings Inc.	396,798	7,123
*	Regis Corp.	421,829	7,002

5

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
^	Buckle Inc.	401,974	6,958
*	Zumiez Inc.	266,445	6,954
*	American Public Education Inc.	233,332	6,902
*	American Outdoor Brands Corp.	762,290	6,868
	Ethan Allen Interiors Inc.	307,816	6,483
*	1-800-Flowers.com Inc. Class A	337,218	6,367
	Movado Group Inc.	232,147	6,268
	Johnson Outdoors Inc. Class A	82,602	6,160
*	Conn’s Inc.	340,737	6,072
*	Playa Hotels & Resorts NV	782,740	6,035
	Winmark Corp.	34,173	5,917
	Tower International Inc.	295,156	5,756
*,^	Funko Inc. Class A	237,487	5,752
*,^	Motorcar Parts of America Inc.	268,084	5,740
*	Party City Holdco Inc.	780,448	5,721
^	Camping World Holdings Inc. Class A	452,023	5,614
*	Del Taco Restaurants Inc.	435,683	5,585
*	Chuy’s Holdings Inc.	243,065	5,571
	Chico’s FAS Inc.	1,647,168	5,551
*	Red Robin Gourmet Burgers Inc.	179,655	5,492
*,^	Waitr Holdings Inc.	864,848	5,440
*,^	Overstock.com Inc.	399,478	5,433
	Barnes & Noble Inc.	792,657	5,303
*	MarineMax Inc.	318,486	5,236
*,^	JC Penney Co. Inc.	4,522,868	5,156
*	MasterCraft Boat Holdings Inc.	262,688	5,146
*	Hibbett Sports Inc.	259,930	4,731
	Clarus Corp.	322,749	4,660
*,^	Lumber Liquidators Holdings Inc.	402,077	4,644
	Haverty Furniture Cos. Inc.	269,526	4,590
	BBX Capital Corp. Class A	930,742	4,570
*	Noodles & Co. Class A	576,531	4,543
*	Carrols Restaurant Group Inc.	495,766	4,477
^	PetMed Express Inc.	283,962	4,450
*	Fiesta Restaurant Group Inc.	335,748	4,412
	Carriage Services Inc. Class A	229,976	4,372
*	Beazer Homes USA Inc.	453,202	4,355
*	Target Hospitality Corp.	453,326	4,125
*	Rubicon Project Inc.	644,344	4,098
^	Tailored Brands Inc.	700,808	4,044
	Cato Corp. Class A	327,304	4,032
*	Drive Shack Inc.	845,136	3,964
*	Century Casinos Inc.	400,993	3,890
*	Unifi Inc.	212,656	3,864
^	Shoe Carnival Inc.	139,511	3,851
*	Golden Entertainment Inc.	273,466	3,829
*	Lovesac Co.	121,135	3,764
*	Vera Bradley Inc.	301,946	3,623
*	Del Frisco’s Restaurant Group Inc.	442,480	3,522
*	El Pollo Loco Holdings Inc.	328,777	3,505
	Hooker Furniture Corp.	169,919	3,504
*	Habit Restaurants Inc. Class A	303,021	3,179
	Nathan’s Famous Inc.	39,865	3,114
	Speedway Motorsports Inc.	167,611	3,109
	Culp Inc.	148,464	2,821
*,^	Lands’ End Inc.	228,151	2,788
	Rocky Brands Inc.	101,944	2,781
*	Green Brick Partners Inc.	329,914	2,742
*	ZAGG Inc.	391,245	2,723
*	Chewy Inc.	75,740	2,651
*	Express Inc.	959,849	2,620
	Collectors Universe Inc.	117,632	2,510
*	At Home Group Inc.	368,409	2,454
*,^	Workhorse Group Inc.	818,067	2,405

6

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Citi Trends Inc.	162,097	2,370
	Tilly’s Inc. Class A	307,137	2,343
*	Red Lion Hotels Corp.	327,789	2,331
*	Liquidity Services Inc.	379,983	2,314
	Tile Shop Holdings Inc.	575,621	2,302
	RCI Hospitality Holdings Inc.	130,773	2,290
*	Sonos Inc.	197,880	2,244
	Bassett Furniture Industries Inc.	144,743	2,207
	Weyco Group Inc.	77,311	2,065
*	Sportsman’s Warehouse Holdings Inc.	545,022	2,060
*	J Alexander’s Holdings Inc.	179,472	2,015
	Superior Group of Cos. Inc.	116,940	2,003
*,^	Duluth Holdings Inc.	141,121	1,918
	Marine Products Corp.	122,803	1,896
*	Potbelly Corp.	365,185	1,859
*	Delta Apparel Inc.	79,196	1,836
	Flexsteel Industries Inc.	103,832	1,771
*,^	GNC Holdings Inc. Class A	1,179,172	1,769
*	Barnes & Noble Education Inc.	495,603	1,665
*,^	Inspired Entertainment Inc.	195,412	1,649
*	Container Store Group Inc.	222,593	1,629
*	Biglari Holdings Inc. Class B	15,643	1,625
*	Leaf Group Ltd.	213,647	1,583
*	Ascena Retail Group Inc.	2,505,282	1,528
	Escalade Inc.	128,577	1,475
	Lifetime Brands Inc.	154,073	1,458
	Hamilton Beach Brands Holding Co. Class A	76,216	1,452
*	Zovio Inc. Class A	399,526	1,430
*	VOXX International Corp. Class A	331,345	1,378
*,^	Gaia Inc. Class A	172,290	1,306
*,^	Vuzix Corp.	318,906	1,304
^	Bluegreen Vacations Corp.	110,468	1,291
*,^	Tuesday Morning Corp.	701,525	1,186
*,^	Horizon Global Corp.	329,150	1,182
*,^	Turtle Beach Corp.	100,041	1,156
	Superior Industries International Inc.	326,845	1,131
*	Build-A-Bear Workshop Inc.	196,911	1,101
*	ONE Group Hospitality Inc.	342,150	1,095
*	Lakeland Industries Inc.	93,447	1,047
*	Shiloh Industries Inc.	207,670	1,011
	Strattec Security Corp.	41,856	1,009
*	Vitamin Shoppe Inc.	237,806	937
*	Nautilus Inc.	423,732	936
*	Destination XL Group Inc.	512,322	902
*	Town Sports International Holdings Inc.	366,352	795
	Ark Restaurants Corp.	38,576	789
*,^	Greenlane Holdings Inc. Class A	80,005	767
*	New Home Co. Inc.	194,068	747
*	Universal Technical Institute Inc.	217,070	745
*	Revolve Group Inc.	20,758	716
*	Aspen Group Inc.	187,581	713
*	RealReal Inc.	24,219	700
*	RTW RetailWinds Inc.	404,818	688
^	Big 5 Sporting Goods Corp.	351,249	685
*	Libbey Inc.	354,169	659
*	Legacy Housing Corp.	52,614	655
	CSS Industries Inc.	126,546	618
*	RumbleON Inc. Class B	134,300	602
*,^	Hovnanian Enterprises Inc. Class A	77,201	587
*,^	Centric Brands Inc.	142,689	586
*	UQM Technologies Inc.	348,286	575
*	Full House Resorts Inc.	302,969	567
*	Vince Holding Corp.	39,451	550
*	Kirkland’s Inc.	228,692	517

7

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Famous Dave’s of America Inc.	115,967	511
*,^	Blink Charging Co.	173,297	464
*	Tandy Leather Factory Inc.	82,294	453
^	Pier 1 Imports Inc.	59,388	447
*,^	Empire Resorts Inc.	45,517	437
^	J. Jill Inc.	211,775	421
*,^	Blue Apron Holdings Inc. Class A	62,232	421
	Peak Resorts Inc.	85,997	408
	Educational Development Corp.	57,944	405
*	Biglari Holdings Inc.	723	384
	Crown Crafts Inc.	80,356	378
	Dover Motorsports Inc.	181,111	377
*,^	Stein Mart Inc.	402,522	346
*	Rave Restaurant Group Inc.	103,389	318
*,^	Remark Holdings Inc.	342,927	291
*	JAKKS Pacific Inc.	412,051	288
*	Sequential Brands Group Inc.	507,312	279
*	EVINE Live Inc.	627,996	272
^	Stage Stores Inc.	338,237	260
*,^	Francesca’s Holdings Corp.	508,321	251
*,^	Fred’s Inc. Class A	499,688	246
*	Lincoln Educational Services Corp.	105,860	245
*	Charles & Colvard Ltd.	150,610	238
*,^	Monaker Group Inc.	78,800	236
*,^	HyreCar Inc.	54,006	227
*	US Auto Parts Network Inc.	177,435	222
*	Emerson Radio Corp.	206,739	213
	AMCON Distributing Co.	2,126	204
*	Destination Maternity Corp.	147,492	195
*	Ascent Capital Group Inc. Class A	176,914	191
*	Good Times Restaurants Inc.	96,730	170
*	Arcimoto Inc.	50,396	163
*	Luby’s Inc.	146,561	158
*,^	Sears Hometown and Outlet Stores Inc.	65,252	155
*,^	Nova Lifestyle Inc.	210,360	147
	Flanigan’s Enterprises Inc.	6,352	147
*,^	Forward Industries Inc.	115,757	133
^	FAT Brands Inc.	30,842	127
*	Genius Brands International Inc.	88,809	123
	Unique Fabricating Inc.	45,041	122
*	Dixie Group Inc.	168,576	98
*,^	Iconix Brand Group Inc.	105,013	89
*,^	PDS Biotechnology Corp.	14,708	88
*	Diversified Restaurant Holdings Inc.	101,747	75
*,^	Cool Holdings Inc.	43,500	70
*	Sypris Solutions Inc.	85,553	66
*	Trans World Entertainment Corp.	247,358	62
*	Edison Nation Inc.	20,400	47
*	Summer Infant Inc.	85,344	43
*	Lazydays Holdings Inc.	8,000	40
*,^	Live Ventures Inc.	5,428	38
	Canterbury Park Holding Corp.	2,730	34
*	Apex Global Brands Inc.	78,331	32
	Lennar Corp. Class A	471	23
*,^	Chanticleer Holdings Inc.	19,975	22
*	YogaWorks Inc.	33,800	20
*,^	DropCar Inc.	14,134	16
*,^	XpresSpa Group Inc.	5,426	11
*	Appliance Recycling Centers of America Inc.	2,300	10
*	Koss Corp.	4,492	9
*	Comstock Holding Cos. Inc. Class A	2,809	7
	Bowl America Inc. Class A	400	6
*	CTI Industries Corp.	1,768	6
*	iPic Entertainment Inc. Class A	1,500	6

8

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	P&F Industries Inc. Class A	574	5
*	DGSE Cos. Inc.	1,900	2
*	ADOMANI Inc.	1,900	1
	Lennar Corp. Class B	6	—
			7,864,058
Consumer Staples (2.5%)
	Bunge Ltd.	1,942,605	108,223
*	US Foods Holding Corp.	3,002,302	107,362
*	Post Holdings Inc.	913,833	95,011
	Casey’s General Stores Inc.	501,618	78,247
	Ingredion Inc.	914,810	75,463
^	Keurig Dr Pepper Inc.	2,515,174	72,689
*	Herbalife Nutrition Ltd.	1,386,760	59,298
	Flowers Foods Inc.	2,528,357	58,835
*	Performance Food Group Co.	1,440,230	57,652
*	Boston Beer Co. Inc. Class A	120,632	45,570
*	Darling Ingredients Inc.	2,269,788	45,146
*	BJ’s Wholesale Club Holdings Inc.	1,635,426	43,175
*	TreeHouse Foods Inc.	774,003	41,874
	Lancaster Colony Corp.	267,490	39,749
	Nu Skin Enterprises Inc. Class A	763,655	37,663
	Sanderson Farms Inc.	268,222	36,628
	Energizer Holdings Inc.	877,287	33,898
	J&J Snack Foods Corp.	207,873	33,457
	Spectrum Brands Holdings Inc.	568,548	30,571
*	Sprouts Farmers Market Inc.	1,616,803	30,541
	WD-40 Co.	186,801	29,709
*	Hain Celestial Group Inc.	1,233,626	27,016
*	Avon Products Inc.	6,127,685	23,775
*,^	Beyond Meat Inc.	138,976	22,331
*	Hostess Brands Inc. Class A	1,507,542	21,769
*	Freshpet Inc.	466,715	21,240
	Universal Corp.	346,866	21,079
	Medifast Inc.	163,999	21,041
	Calavo Growers Inc.	215,831	20,880
*	Edgewell Personal Care Co.	745,261	20,085
	Coca-Cola Consolidated Inc.	64,991	19,449
^	B&G Foods Inc.	907,708	18,880
*	Pilgrim’s Pride Corp.	722,348	18,340
	Cal-Maine Foods Inc.	418,364	17,454
*	Simply Good Foods Co.	706,041	17,001
	PriceSmart Inc.	320,422	16,380
	Inter Parfums Inc.	242,691	16,137
	Seaboard Corp.	3,787	15,666
*	Central Garden & Pet Co. Class A	625,210	15,405
	Vector Group Ltd.	1,501,751	14,642
*	USANA Health Sciences Inc.	178,487	14,177
^	MGP Ingredients Inc.	177,888	11,796
*	Chefs’ Warehouse Inc.	321,916	11,290
	Fresh Del Monte Produce Inc.	414,841	11,180
	Andersons Inc.	371,383	10,116
	John B Sanfilippo & Son Inc.	123,462	9,839
^	Tootsie Roll Industries Inc.	246,613	9,107
	Weis Markets Inc.	235,261	8,566
^	National Beverage Corp.	168,723	7,530
	Ingles Markets Inc. Class A	206,813	6,438
*	United Natural Foods Inc.	716,014	6,423
^	Rite Aid Corp.	756,710	6,061
	SpartanNash Co.	508,326	5,932
	Turning Point Brands Inc.	120,548	5,904
*	Primo Water Corp.	478,111	5,881
*	elf Beauty Inc.	316,171	4,458
	Limoneira Co.	212,208	4,231
*,^	New Age Beverages Corp.	871,852	4,063

9

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Landec Corp.	419,960	3,935
*,^	22nd Century Group Inc.	1,599,596	3,343
	Village Super Market Inc. Class A	108,534	2,877
*	Central Garden & Pet Co.	96,684	2,606
*	Farmer Brothers Co.	155,510	2,546
*	Lifevantage Corp.	188,845	2,451
*	Seneca Foods Corp. Class A	87,840	2,445
*,^	Revlon Inc. Class A	115,875	2,240
	Oil-Dri Corp. of America	65,419	2,227
*	Craft Brew Alliance Inc.	157,103	2,198
*,^	Pyxus International Inc.	115,370	1,754
*,^	HF Foods Group Inc.	45,484	1,583
*	Grocery Outlet Holding Corp.	46,461	1,528
	Alico Inc.	46,718	1,417
*,^	Celsius Holdings Inc.	283,626	1,259
*	Natural Grocers by Vitamin Cottage Inc.	121,761	1,224
	Dean Foods Co.	1,286,740	1,189
*	Veru Inc.	556,002	1,184
*,^	Reed’s Inc.	303,758	1,148
*,^	Alkaline Water Co. Inc.	505,193	1,101
	United-Guardian Inc.	56,697	1,066
	Natural Health Trends Corp.	116,955	942
*	Natural Alternatives International Inc.	73,591	858
*	Nature’s Sunshine Products Inc.	91,053	846
	Rocky Mountain Chocolate Factory Inc.	96,131	808
*	RiceBran Technologies	240,485	700
*	S&W Seed Co.	243,484	643
*,^	Youngevity International Inc.	94,554	539
*,^	Castle Brands Inc.	1,107,894	514
*,^	Eastside Distilling Inc.	86,197	388
*	Lifeway Foods Inc.	87,868	320
*	Coffee Holding Co. Inc.	55,673	228
	Mannatech Inc.	7,785	132
*	Bridgford Foods Corp.	4,305	128
*,^	MYOS RENS Technology Inc.	48,910	74
	Ocean Bio-Chem Inc.	19,130	63
*,^	Arcadia Biosciences Inc.	18,855	58
*	Ifresh Inc.	26,239	33
*	Reliv International Inc.	4,459	19
*	Cyanotech Corp.	2,701	8
*	Willamette Valley Vineyards Inc.	1,134	8
			1,720,953
Energy (2.9%)
*	Cheniere Energy Inc.	3,038,904	208,013
	Targa Resources Corp.	3,185,021	125,044
*	Parsley Energy Inc. Class A	3,634,013	69,083
*	WPX Energy Inc.	5,448,653	62,714
	Equitrans Midstream Corp.	2,822,360	55,629
	EQT Corp.	3,515,373	55,578
	Murphy Oil Corp.	2,245,621	55,355
	PBF Energy Inc. Class A	1,646,947	51,549
*	Continental Resources Inc.	1,190,777	50,120
*	Transocean Ltd.	6,970,718	44,682
	Delek US Holdings Inc.	964,492	39,081
*	Apergy Corp.	1,069,545	35,873
^	Antero Midstream Corp.	3,123,033	35,790
	World Fuel Services Corp.	928,719	33,397
*	PDC Energy Inc.	914,373	32,972
	Patterson-UTI Energy Inc.	2,813,124	32,379
	Core Laboratories NV	606,292	31,697
*	Matador Resources Co.	1,429,392	28,416
*,^	Chesapeake Energy Corp.	14,394,174	28,069
*	Oceaneering International Inc.	1,358,662	27,703
	Peabody Energy Corp.	1,079,402	26,014

10

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	McDermott International Inc.	2,500,447	24,154
*	Dril-Quip Inc.	501,330	24,064
*	QEP Resources Inc.	3,277,970	23,700
*	Southwestern Energy Co.	7,454,241	23,555
*	Whiting Petroleum Corp.	1,247,158	23,297
^	Ensco Rowan plc Class A	2,711,305	23,127
	Arch Coal Inc. Class A	227,059	21,391
*	Cactus Inc. Class A	642,416	21,277
*	ProPetro Holding Corp.	1,024,234	21,202
*	Oasis Petroleum Inc.	3,712,583	21,087
*	Callon Petroleum Co.	3,140,699	20,697
	Kosmos Energy Ltd.	3,278,270	20,555
	CVR Energy Inc.	406,373	20,315
	Range Resources Corp.	2,886,633	20,149
*	Centennial Resource Development Inc. Class A	2,626,987	19,939
*	CNX Resources Corp.	2,638,090	19,284
	Archrock Inc.	1,803,588	19,118
	SM Energy Co.	1,429,493	17,897
*	SRC Energy Inc.	3,368,389	16,707
*	Helix Energy Solutions Group Inc.	1,928,877	16,646
*	Antero Resources Corp.	2,974,201	16,447
*	Oil States International Inc.	832,849	15,241
*	Magnolia Oil & Gas Corp. Class A	1,199,295	13,888
*,^	California Resources Corp.	688,679	13,553
	Nabors Industries Ltd.	4,541,482	13,170
	US Silica Holdings Inc.	1,015,688	12,991
	DMC Global Inc.	196,030	12,419
*	Carrizo Oil & Gas Inc.	1,170,998	11,733
*	Tidewater Inc.	499,172	11,721
*	SEACOR Holdings Inc.	243,526	11,570
	SemGroup Corp. Class A	918,583	11,023
*,^	Tellurian Inc.	1,317,198	10,340
*	CONSOL Energy Inc.	384,490	10,231
*	C&J Energy Services Inc.	848,392	9,994
*	Gulfport Energy Corp.	2,029,569	9,965
*	Select Energy Services Inc. Class A	829,815	9,634
*	Newpark Resources Inc.	1,262,892	9,371
*	Par Pacific Holdings Inc.	428,572	8,794
^	Liberty Oilfield Services Inc. Class A	533,261	8,628
*	Renewable Energy Group Inc.	520,601	8,257
*	Denbury Resources Inc.	6,385,343	7,918
*,^	Diamond Offshore Drilling Inc.	891,374	7,906
*	International Seaways Inc.	410,880	7,807
*	Matrix Service Co.	374,525	7,588
*	Talos Energy Inc.	305,223	7,341
*	Jagged Peak Energy Inc.	873,854	7,227
*	Unit Corp.	769,703	6,843
^	Solaris Oilfield Infrastructure Inc. Class A	436,122	6,533
*	KLX Energy Services Holdings Inc.	318,204	6,501
*	Noble Corp. plc	3,437,961	6,429
*,^	Extraction Oil & Gas Inc.	1,477,890	6,399
*	Exterran Corp.	444,893	6,326
*	W&T Offshore Inc.	1,271,466	6,306
*	Laredo Petroleum Inc.	2,108,323	6,114
*	REX American Resources Corp.	82,732	6,031
	Green Plains Inc.	542,520	5,848
*	Northern Oil and Gas Inc.	3,010,744	5,811
^	RPC Inc.	796,960	5,746
*	Penn Virginia Corp.	186,634	5,726
*	Frank’s International NV	1,035,135	5,652
*	Bonanza Creek Energy Inc.	263,176	5,495
*	Clean Energy Fuels Corp.	1,936,135	5,169
	Falcon Minerals Corp.	546,132	4,588
*	Brigham Minerals Inc.	204,104	4,380

11

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Dorian LPG Ltd.	485,142	4,376
*	Keane Group Inc.	590,072	3,965
*	SEACOR Marine Holdings Inc.	261,633	3,914
*	Forum Energy Technologies Inc.	1,119,778	3,830
*	Contura Energy Inc.	66,500	3,451
	Evolution Petroleum Corp.	465,204	3,326
*,^	Uranium Energy Corp.	2,294,276	3,143
	NACCO Industries Inc. Class A	60,211	3,127
*	Altus Midstream Co. Class A	821,700	3,057
*	Natural Gas Services Group Inc.	179,377	2,960
	Panhandle Oil and Gas Inc. Class A	223,317	2,912
*	TETRA Technologies Inc.	1,781,517	2,904
*	SandRidge Energy Inc.	418,026	2,893
*	HighPoint Resources Corp.	1,571,035	2,859
	Berry Petroleum Corp.	267,043	2,831
*	Superior Energy Services Inc.	2,156,681	2,804
*	Ring Energy Inc.	842,641	2,739
*	Geospace Technologies Corp.	176,959	2,674
*	Nine Energy Service Inc.	150,802	2,613
*	FTS International Inc.	454,725	2,537
*	Era Group Inc.	299,018	2,494
*	Abraxas Petroleum Corp.	2,401,966	2,474
*,^	Chaparral Energy Inc. Class A	457,658	2,156
*	RigNet Inc.	184,815	1,863
*	Earthstone Energy Inc. Class A	295,017	1,806
*	Overseas Shipholding Group Inc. Class A	895,213	1,683
*	Midstates Petroleum Co. Inc.	283,597	1,670
*	US Well Services Inc.	342,236	1,650
*	Aspen Aerogels Inc.	229,377	1,635
*	Gulf Island Fabrication Inc.	228,031	1,619
	Hallador Energy Co.	269,977	1,520
*	Goodrich Petroleum Corp.	108,948	1,415
*	VAALCO Energy Inc.	745,157	1,244
*	ION Geophysical Corp.	147,805	1,190
*,^	Comstock Resources Inc.	212,241	1,182
	Mammoth Energy Services Inc.	170,825	1,175
*	SilverBow Resources Inc.	77,094	1,068
*	Isramco Inc.	7,853	931
	Adams Resources & Energy Inc.	26,556	910
*	Roan Resources Inc.	511,600	890
*,^	Covia Holdings Corp.	434,331	851
*,^	Torchlight Energy Resources Inc.	573,989	815
*	Independence Contract Drilling Inc.	487,669	771
*	Lonestar Resources US Inc. Class A	327,678	750
*,^	Smart Sand Inc.	301,025	735
*	NCS Multistage Holdings Inc.	202,955	721
*	Basic Energy Services Inc.	357,421	679
*	Profire Energy Inc.	441,797	667
*	Contango Oil & Gas Co.	375,264	653
*	Dawson Geophysical Co.	260,463	651
*,^	Hornbeck Offshore Services Inc.	507,761	635
*,^	Montage Resources Corp.	88,842	542
*	Mitcham Industries Inc.	137,162	542
*	Ranger Energy Services Inc.	66,043	532
*	PrimeEnergy Resources Corp.	3,991	531
*,^	Ultra Petroleum Corp.	2,791,794	503
*,^	Vertex Energy Inc.	318,653	481
*	Rosehill Resources Inc. Class A	125,800	465
*	Pacific Ethanol Inc.	606,815	464
*,^	Lilis Energy Inc.	683,760	417
*,^	CARBO Ceramics Inc.	289,042	390
*,^	Halcon Resources Corp.	2,055,542	363
*,^	NextDecade Corp.	54,357	344
*,^	Key Energy Services Inc.	142,845	321

12

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Centrus Energy Corp. Class A	94,105	307
*,^	Pioneer Energy Services Corp.	1,111,387	281
*,^	Zion Oil & Gas Inc.	765,109	256
*,^	Alta Mesa Resources Inc. Class A	1,731,876	253
*	TransAtlantic Petroleum Ltd.	337,879	243
*	Gevo Inc.	107,879	213
*,^	Approach Resources Inc.	688,201	200
*	Quintana Energy Services Inc.	114,748	185
*,^	Enservco Corp.	450,210	169
*,^	PEDEVCO Corp.	60,609	126
*,^	SAExploration Holdings Inc.	30,043	108
*,^	Aemetis Inc.	113,906	97
*	Superior Drilling Products Inc.	91,783	93
	Cimarex Energy Co.	1,068	63
*,^	New Concept Energy Inc.	29,463	54
*	Barnwell Industries Inc.	44,204	50
*	Synthesis Energy Systems Inc.	138,584	43
*	ENGlobal Corp.	44,862	40
*	Tengasco Inc.	47,328	40
*	Westwater Resources Inc.	4,749	28
	Euronav NV	2,293	22
*	EP Energy Corp. Class A	264,337	21
*,^	Yuma Energy Inc.	98,155	20
*,^	Houston American Energy Corp.	93,484	19
*	US Energy Corp. Wyoming	28,339	13
*	Mexco Energy Corp.	600	2
*,§	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	19,019	—
*,^,§	Harvest Natural Resources Inc.	133,886	—
			2,038,232
Financials (15.9%)
*	Markel Corp.	189,955	206,975
*	Arch Capital Group Ltd.	5,533,084	205,167
	KKR & Co. Inc. Class A	7,474,193	188,873
	Annaly Capital Management Inc.	19,939,100	182,044
	TD Ameritrade Holding Corp.	3,644,245	181,921
	Ally Financial Inc.	5,450,863	168,922
	Fidelity National Financial Inc.	3,785,709	152,564
	FactSet Research Systems Inc.	525,805	150,675
*	Alleghany Corp.	198,159	134,968
	Reinsurance Group of America Inc. Class A	858,494	133,951
	WR Berkley Corp.	1,990,071	131,205
	AGNC Investment Corp.	7,381,873	124,163
	Voya Financial Inc.	1,959,367	108,353
	RenaissanceRe Holdings Ltd.	608,010	108,232
	Brown & Brown Inc.	3,213,741	107,660
	American Financial Group Inc.	969,002	99,294
	SEI Investments Co.	1,756,249	98,526
	LPL Financial Holdings Inc.	1,147,057	93,565
	East West Bancorp Inc.	1,999,023	93,494
	Signature Bank	756,078	91,364
	Starwood Property Trust Inc.	3,884,870	88,264
	New Residential Investment Corp.	5,708,901	87,860
	Old Republic International Corp.	3,912,987	87,573
	First American Financial Corp.	1,538,898	82,639
	Cullen/Frost Bankers Inc.	868,503	81,344
	Commerce Bancshares Inc.	1,350,523	80,572
*	Credit Acceptance Corp.	166,222	80,423
	Synovus Financial Corp.	2,148,889	75,211
	Kemper Corp.	860,240	74,230
*	Athene Holding Ltd. Class A	1,700,635	73,229
	Popular Inc.	1,329,895	72,133
	Hanover Insurance Group Inc.	561,657	72,061
	AXA Equitable Holdings Inc.	3,417,475	71,425
	Erie Indemnity Co. Class A	274,121	69,703

13

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Primerica Inc.	581,090	69,702
	CIT Group Inc.	1,312,964	68,983
	Axis Capital Holdings Ltd.	1,152,382	68,740
	Eaton Vance Corp.	1,565,275	67,510
	Radian Group Inc.	2,864,738	65,459
*	MGIC Investment Corp.	4,897,767	64,357
	First Horizon National Corp.	4,308,531	64,326
	New York Community Bancorp Inc.	6,392,589	63,798
*	Essent Group Ltd.	1,357,282	63,779
	PacWest Bancorp	1,623,262	63,031
	Selective Insurance Group Inc.	822,716	61,613
	Lazard Ltd. Class A	1,784,715	61,376
	Blackstone Mortgage Trust Inc. Class A	1,716,209	61,063
	Sterling Bancorp	2,867,427	61,019
	Webster Financial Corp.	1,265,548	60,455
	Prosperity Bancshares Inc.	914,047	60,373
	FirstCash Inc.	596,328	59,645
*	Western Alliance Bancorp	1,316,630	58,880
	Assured Guaranty Ltd.	1,389,450	58,468
*	Brighthouse Financial Inc.	1,580,934	58,004
	Stifel Financial Corp.	970,730	57,331
	Pinnacle Financial Partners Inc.	994,936	57,189
	First Financial Bankshares Inc.	1,857,135	57,181
	Wintrust Financial Corp.	781,366	57,165
	IBERIABANK Corp.	751,945	57,035
	Interactive Brokers Group Inc.	1,028,190	55,728
	First Citizens BancShares Inc. Class A	118,952	53,561
	FNB Corp.	4,483,527	52,771
	United Bankshares Inc.	1,412,510	52,390
	Umpqua Holdings Corp.	3,040,434	50,441
	Evercore Inc. Class A	564,231	49,974
	Bank OZK	1,652,307	49,718
	Valley National Bancorp	4,545,911	49,005
	Chimera Investment Corp.	2,562,450	48,353
	Janus Henderson Group plc	2,250,192	48,154
	Associated Banc-Corp	2,256,964	47,712
	Glacier Bancorp Inc.	1,166,963	47,320
	TCF Financial Corp.	2,268,023	47,152
	Two Harbors Investment Corp.	3,716,609	47,089
	Hancock Whitney Corp.	1,173,021	46,991
	Bank of Hawaii Corp.	564,965	46,841
	Community Bank System Inc.	708,476	46,646
	RLI Corp.	536,914	46,019
	BankUnited Inc.	1,356,155	45,757
	Legg Mason Inc.	1,184,129	45,328
	White Mountains Insurance Group Ltd.	44,002	44,946
	MFA Financial Inc.	6,226,981	44,710
*,^	LendingTree Inc.	103,243	43,365
	Federated Investors Inc. Class B	1,332,705	43,313
*	Texas Capital Bancshares Inc.	694,335	42,611
	Home BancShares Inc.	2,122,139	40,872
	Chemical Financial Corp.	985,983	40,534
	Navient Corp.	2,914,217	39,779
	UMB Financial Corp.	603,035	39,692
	Washington Federal Inc.	1,108,945	38,735
	Fulton Financial Corp.	2,343,492	38,363
	Cathay General Bancorp	1,054,879	37,881
	Santander Consumer USA Holdings Inc.	1,548,430	37,100
	Columbia Banking System Inc.	1,023,738	37,039
	Morningstar Inc.	255,541	36,961
	CNO Financial Group Inc.	2,209,031	36,847
	BancorpSouth Bank	1,259,742	36,583
	SLM Corp.	3,752,398	36,473
	South State Corp.	484,696	35,708

14

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Independent Bank Corp.	468,094	35,645
*	Enstar Group Ltd.	204,435	35,629
	Atlantic Union Bankshares Corp.	997,199	35,231
	OneMain Holdings Inc.	1,034,811	34,987
	Argo Group International Holdings Ltd.	472,419	34,983
	Investors Bancorp Inc.	3,125,350	34,848
	Old National Bancorp	2,077,907	34,472
	Apollo Commercial Real Estate Finance Inc.	1,857,329	34,156
	Cadence BanCorp Class A	1,639,801	34,108
	American Equity Investment Life Holding Co.	1,250,656	33,968
	First Financial Bancorp	1,369,676	33,174
	First BanCorp	3,004,217	33,167
	BOK Financial Corp.	432,846	32,671
*	Green Dot Corp. Class A	660,014	32,275
	First Hawaiian Inc.	1,247,485	32,272
	CenterState Bank Corp.	1,400,140	32,245
	United Community Banks Inc.	1,075,383	30,713
	WSFS Financial Corp.	739,899	30,558
	First Midwest Bancorp Inc.	1,489,100	30,482
	Simmons First National Corp. Class A	1,296,937	30,167
	Trustmark Corp.	904,855	30,086
	CVB Financial Corp.	1,397,581	29,391
	First Merchants Corp.	772,762	29,288
	WesBanco Inc.	747,952	28,834
	Invesco Mortgage Capital Inc.	1,761,478	28,395
	Great Western Bancorp Inc.	789,280	28,193
	International Bancshares Corp.	743,433	28,035
	Tradeweb Markets Inc. Class A	633,015	27,732
*	Cannae Holdings Inc.	946,540	27,431
	ProAssurance Corp.	750,506	27,101
	Capitol Federal Financial Inc.	1,937,769	26,683
*	NMI Holdings Inc. Class A	929,991	26,402
	Independent Bank Group Inc.	479,885	26,374
	Northwest Bancshares Inc.	1,468,762	25,865
*	Genworth Financial Inc. Class A	6,939,079	25,744
	LegacyTexas Financial Group Inc.	630,348	25,661
	Kinsale Capital Group Inc.	271,584	24,844
	Ares Management Corp.	942,435	24,664
	Towne Bank	890,829	24,302
	Eagle Bancorp Inc.	443,337	23,998
	Mercury General Corp.	378,590	23,662
	Moelis & Co. Class A	676,790	23,654
	Westamerica Bancorporation	378,861	23,342
	Hope Bancorp Inc.	1,673,869	23,066
	Horace Mann Educators Corp.	572,403	23,062
	Renasant Corp.	641,382	23,051
	Banner Corp.	424,488	22,986
	PennyMac Mortgage Investment Trust	1,049,588	22,913
	NBT Bancorp Inc.	601,152	22,549
*	eHealth Inc.	257,909	22,206
	Redwood Trust Inc.	1,334,383	22,057
	Ameris Bancorp	556,373	21,804
	Hilltop Holdings Inc.	1,009,006	21,462
	ServisFirst Bancshares Inc.	624,754	21,404
	Houlihan Lokey Inc. Class A	471,861	21,012
	Walker & Dunlop Inc.	389,093	20,704
	First Interstate BancSystem Inc. Class A	516,361	20,453
*	Axos Financial Inc.	750,504	20,451
	National General Holdings Corp.	889,709	20,410
*	Blucora Inc.	669,316	20,327
	FGL Holdings	2,419,805	20,326
	Ladder Capital Corp. Class A	1,218,822	20,245
	Heartland Financial USA Inc.	452,470	20,239
	Provident Financial Services Inc.	834,481	20,236

15

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	James River Group Holdings Ltd.	421,162	19,752
	Safety Insurance Group Inc.	207,379	19,728
*	LendingClub Corp.	5,990,099	19,648
^	Virtu Financial Inc. Class A	897,145	19,540
	BGC Partners Inc. Class A	3,729,618	19,506
	Park National Corp.	195,512	19,432
	Artisan Partners Asset Management Inc. Class A	704,912	19,399
	Pacific Premier Bancorp Inc.	625,512	19,316
	Berkshire Hills Bancorp Inc.	612,159	19,216
	PennyMac Financial Services Inc.	855,913	18,984
	First Commonwealth Financial Corp.	1,385,076	18,657
	Employers Holdings Inc.	437,075	18,475
	Colony Credit Real Estate Inc.	1,178,317	18,264
*	Seacoast Banking Corp. of Florida	714,522	18,177
	CNA Financial Corp.	381,727	17,968
*	PRA Group Inc.	634,924	17,867
	S&T Bancorp Inc.	468,512	17,560
	New York Mortgage Trust Inc.	2,811,445	17,431
	Nelnet Inc. Class A	293,022	17,353
	City Holding Co.	226,014	17,236
	Lakeland Financial Corp.	363,358	17,016
	Kearny Financial Corp.	1,266,477	16,831
	Waddell & Reed Financial Inc. Class A	1,008,218	16,807
	Sandy Spring Bancorp Inc.	477,460	16,654
	Brookline Bancorp Inc.	1,075,374	16,539
	AMERISAFE Inc.	258,086	16,458
	Veritex Holdings Inc.	630,976	16,374
	OceanFirst Financial Corp.	634,738	15,773
	First Busey Corp.	593,818	15,683
	Cohen & Steers Inc.	301,133	15,490
	Hamilton Lane Inc. Class A	260,257	14,850
	TPG RE Finance Trust Inc.	765,178	14,760
	First Bancorp	400,889	14,600
	OFG Bancorp	613,602	14,585
	TriCo Bancshares	384,477	14,533
*	World Acceptance Corp.	86,746	14,236
	Piper Jaffray Cos.	191,522	14,224
	Boston Private Financial Holdings Inc.	1,174,039	14,171
	American National Insurance Co.	120,842	14,074
	Granite Point Mortgage Trust Inc.	732,739	14,061
^	Arbor Realty Trust Inc.	1,153,974	13,986
	TFS Financial Corp.	771,921	13,949
	United Fire Group Inc.	285,539	13,837
	Southside Bancshares Inc.	425,695	13,784
	Tompkins Financial Corp.	166,575	13,593
	Stewart Information Services Corp.	333,845	13,517
	Flagstar Bancorp Inc.	405,817	13,449
	National Bank Holdings Corp. Class A	368,869	13,390
*,^	Trupanion Inc.	368,083	13,299
	Heritage Financial Corp.	448,907	13,261
	BancFirst Corp.	237,017	13,192
	ARMOUR Residential REIT Inc.	706,905	13,177
	Meridian Bancorp Inc.	732,376	13,102
	Universal Insurance Holdings Inc.	447,529	12,486
	Central Pacific Financial Corp.	412,391	12,355
	Enterprise Financial Services Corp.	296,133	12,319
*	Encore Capital Group Inc.	359,106	12,163
*	MBIA Inc.	1,259,546	11,726
	PJT Partners Inc.	284,496	11,528
*	HomeStreet Inc.	382,417	11,335
	Washington Trust Bancorp Inc.	215,421	11,241
	1st Source Corp.	240,906	11,178
	Stock Yards Bancorp Inc.	308,830	11,164
	TrustCo Bank Corp. NY	1,407,351	11,146

16

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Meta Financial Group Inc.	390,051	10,941
	Bryn Mawr Bank Corp.	291,824	10,891
*	Enova International Inc.	465,370	10,727
*	Third Point Reinsurance Ltd.	1,037,320	10,705
*	Ambac Financial Group Inc.	632,615	10,660
	Virtus Investment Partners Inc.	98,252	10,552
	Carolina Financial Corp.	296,832	10,416
	Lakeland Bancorp Inc.	644,233	10,404
	Univest Financial Corp.	391,010	10,268
	Great Southern Bancorp Inc.	171,443	10,261
	WisdomTree Investments Inc.	1,644,402	10,146
*	Columbia Financial Inc.	671,207	10,135
	Community Trust Bancorp Inc.	239,534	10,130
*	Triumph Bancorp Inc.	345,298	10,031
	Fidelity Southern Corp.	323,715	10,025
	Capstead Mortgage Corp.	1,196,392	9,990
	ConnectOne Bancorp Inc.	439,401	9,957
	Northfield Bancorp Inc.	634,155	9,899
	Hanmi Financial Corp.	444,089	9,890
	Oritani Financial Corp.	548,400	9,729
	Camden National Corp.	210,534	9,657
	Federal Agricultural Mortgage Corp.	132,540	9,630
	United Financial Bancorp Inc.	667,190	9,461
	Preferred Bank	197,930	9,352
	German American Bancorp Inc.	306,510	9,232
	Flushing Financial Corp.	410,067	9,103
	FB Financial Corp.	246,860	9,035
	FBL Financial Group Inc. Class A	141,593	9,034
*	INTL. FCStone Inc.	227,077	8,990
*	HarborOne Bancorp Inc.	464,797	8,706
*	Customers Bancorp Inc.	407,949	8,567
	Banc of California Inc.	598,068	8,355
	National Western Life Group Inc. Class A	32,228	8,283
	Peoples Bancorp Inc.	256,268	8,267
	Horizon Bancorp Inc.	499,629	8,164
	State Auto Financial Corp.	232,831	8,149
*	Focus Financial Partners Inc. Class A	296,641	8,101
	KKR Real Estate Finance Trust Inc.	396,126	7,891
	Bridge Bancorp Inc.	264,098	7,780
	First Defiance Financial Corp.	264,468	7,556
	Dime Community Bancshares Inc.	397,035	7,540
	First Foundation Inc.	555,888	7,471
	Western Asset Mortgage Capital Corp.	742,899	7,414
	Mercantile Bank Corp.	226,409	7,376
	Midland States Bancorp Inc.	273,118	7,298
*	Bancorp Inc.	809,703	7,223
	Bank of Marin Bancorp	174,760	7,169
*	TriState Capital Holdings Inc.	335,173	7,153
	AG Mortgage Investment Trust Inc.	447,233	7,111
*	EZCORP Inc. Class A	750,895	7,111
	People’s Utah Bancorp	240,700	7,077
	United Community Financial Corp.	734,066	7,025
	CBTX Inc.	248,825	7,002
	Ellington Financial Inc.	387,151	6,957
	Republic Bancorp Inc. Class A	138,464	6,889
	First Community Bankshares Inc.	202,761	6,845
^	Goosehead Insurance Inc. Class A	142,241	6,799
	Independent Bank Corp.	311,854	6,795
	Waterstone Financial Inc.	396,730	6,768
	Arrow Financial Corp.	193,908	6,734
*	Cowen Inc. Class A	391,607	6,732
	Financial Institutions Inc.	230,072	6,707
	First of Long Island Corp.	331,957	6,666
	QCR Holdings Inc.	191,047	6,662

17

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Opus Bank	308,791	6,519
	Ready Capital Corp.	437,452	6,518
	Diamond Hill Investment Group Inc.	45,334	6,425
*	Donnelley Financial Solutions Inc.	481,587	6,424
	First Financial Corp.	159,553	6,408
	Live Oak Bancshares Inc.	363,997	6,243
*,^	Carter Bank & Trust	315,003	6,221
	Heritage Commerce Corp.	502,583	6,157
*	Nicolet Bankshares Inc.	95,525	5,928
	Peapack Gladstone Financial Corp.	210,349	5,915
	Bar Harbor Bankshares	217,307	5,778
	Anworth Mortgage Asset Corp.	1,498,781	5,680
	Old Line Bancshares Inc.	213,276	5,675
	Ares Commercial Real Estate Corp.	378,646	5,627
	HomeTrust Bancshares Inc.	222,262	5,588
	Ladenburg Thalmann Financial Services Inc.	1,624,620	5,572
*	Equity Bancshares Inc. Class A	208,881	5,569
*	Atlantic Capital Bancshares Inc.	318,350	5,450
	Dynex Capital Inc.	324,917	5,442
	First Bancshares Inc.	178,908	5,428
	CNB Financial Corp.	192,146	5,426
	Heritage Insurance Holdings Inc.	338,922	5,223
	Exantas Capital Corp.	446,749	5,053
	Sierra Bancorp	186,031	5,045
	First Mid Bancshares Inc.	142,498	4,976
	Farmers National Banc Corp.	334,869	4,966
*	Allegiance Bancshares Inc.	147,935	4,932
	Franklin Financial Network Inc.	175,855	4,899
	American National Bankshares Inc.	125,007	4,844
	Old Second Bancorp Inc.	376,481	4,808
	Macatawa Bank Corp.	466,337	4,785
	EMC Insurance Group Inc.	131,023	4,721
*,^	Citizens Inc. Class A	641,834	4,685
*	Byline Bancorp Inc.	244,056	4,666
^	Orchid Island Capital Inc.	727,765	4,629
	Civista Bancshares Inc.	205,571	4,615
	PCSB Financial Corp.	226,817	4,593
	Citizens & Northern Corp.	174,426	4,593
	United Insurance Holdings Corp.	319,059	4,550
	West Bancorporation Inc.	207,951	4,413
	Capital City Bank Group Inc.	174,989	4,348
	B. Riley Financial Inc.	206,746	4,313
	Cambridge Bancorp	52,091	4,245
	Westwood Holdings Group Inc.	117,562	4,138
	MidWestOne Financial Group Inc.	147,257	4,117
	Southern National Bancorp of Virginia Inc.	268,547	4,111
*	Southern First Bancshares Inc.	104,217	4,081
	Hingham Institution for Savings	20,440	4,047
	Home Bancorp Inc.	103,208	3,971
	HCI Group Inc.	96,370	3,900
	Territorial Bancorp Inc.	125,627	3,882
	Oppenheimer Holdings Inc. Class A	141,935	3,863
*	Safeguard Scientifics Inc.	317,551	3,833
*,^	Health Insurance Innovations Inc. Class A	146,730	3,803
	Business First Bancshares Inc.	149,414	3,803
	Farmers & Merchants Bancorp Inc.	127,411	3,710
*	Regional Management Corp.	138,389	3,649
	Northrim BanCorp Inc.	101,950	3,636
*	Republic First Bancorp Inc.	740,369	3,635
^	Arlington Asset Investment Corp. Class A	521,848	3,590
	ACNB Corp.	90,575	3,584
*	Metropolitan Bank Holding Corp.	81,333	3,579
	First Bancorp Inc.	132,979	3,570
	Merchants Bancorp	208,918	3,558

18

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Victory Capital Holdings Inc. Class A	206,330	3,545
	National Bankshares Inc.	88,924	3,462
	Greenhill & Co. Inc.	250,257	3,401
	Southern Missouri Bancorp Inc.	96,799	3,372
	Investors Title Co.	20,149	3,365
	Enterprise Bancorp Inc.	105,588	3,348
*	Ocwen Financial Corp.	1,609,688	3,332
*	Greenlight Capital Re Ltd. Class A	391,796	3,326
	Cherry Hill Mortgage Investment Corp.	205,982	3,296
	Ames National Corp.	118,092	3,200
*	Entegra Financial Corp.	106,150	3,197
*	Howard Bancorp Inc.	209,553	3,179
	Investar Holding Corp.	132,768	3,167
	Guaranty Bancshares Inc.	101,511	3,162
	Summit Financial Group Inc.	116,670	3,133
	Peoples Financial Services Corp.	69,539	3,129
	First Internet Bancorp	144,080	3,103
	Western New England Bancorp Inc.	330,798	3,090
	Reliant Bancorp Inc.	130,657	3,087
	Great Ajax Corp.	216,953	3,037
*	Mr Cooper Group Inc.	378,931	3,035
*	On Deck Capital Inc.	728,130	3,022
	Orrstown Financial Services Inc.	137,192	3,017
	FS Bancorp Inc.	57,505	2,983
	Marlin Business Services Corp.	119,039	2,968
	LCNB Corp.	155,196	2,949
	Century Bancorp Inc. Class A	33,509	2,945
	RBB Bancorp	150,944	2,919
	Mid Penn Bancorp Inc.	115,488	2,881
	BankFinancial Corp.	204,346	2,859
	MutualFirst Financial Inc.	83,628	2,847
	First Northwest Bancorp	174,432	2,835
	Northeast Bank	102,577	2,829
*	Spirit of Texas Bancshares Inc.	125,467	2,823
*	Provident Bancorp Inc.	100,264	2,806
	Protective Insurance Corp. Class B	160,081	2,781
^	Fidelity D&D Bancorp Inc.	41,088	2,761
	First Business Financial Services Inc.	116,955	2,748
	First Choice Bancorp	119,990	2,729
	Independence Holding Co.	70,062	2,713
	Central Valley Community Bancorp	125,718	2,699
	Timberland Bancorp Inc.	87,696	2,620
	Luther Burbank Corp.	239,338	2,606
	Codorus Valley Bancorp Inc.	112,873	2,596
*	Select Bancorp Inc.	225,202	2,576
	Global Indemnity Ltd.	83,140	2,574
	Penns Woods Bancorp Inc.	56,837	2,572
	Parke Bancorp Inc.	106,511	2,551
	Shore Bancshares Inc.	154,409	2,523
	First Bank	213,822	2,510
	Crawford & Co. Class B	269,080	2,505
	Sterling Bancorp Inc.	250,732	2,500
*	SmartFinancial Inc.	114,460	2,483
	Community Financial Corp.	73,134	2,467
	Origin Bancorp Inc.	70,741	2,334
	Community Bankers Trust Corp.	275,595	2,334
	Bank of Princeton	75,810	2,274
*	Malvern Bancorp Inc.	102,938	2,266
	United Security Bancshares	196,870	2,242
	Chemung Financial Corp.	46,289	2,238
	Peoples Bancorp of North Carolina Inc.	74,425	2,236
	BCB Bancorp Inc.	160,168	2,218
	Bank of Commerce Holdings	206,558	2,208
	Riverview Bancorp Inc.	256,932	2,194

19

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Tiptree Inc.	347,173	2,187
	Bankwell Financial Group Inc.	75,757	2,174
	MidSouth Bancorp Inc.	183,157	2,170
*	Hallmark Financial Services Inc.	150,617	2,143
	FedNat Holding Co.	148,849	2,124
	Norwood Financial Corp.	60,583	2,109
	Donegal Group Inc. Class A	138,033	2,108
*	Curo Group Holdings Corp.	189,195	2,091
	Unity Bancorp Inc.	91,425	2,075
	First Guaranty Bancshares Inc.	99,344	2,071
*	NI Holdings Inc.	117,411	2,068
	Premier Financial Bancorp Inc.	137,424	2,061
	ESSA Bancorp Inc.	133,034	2,029
	Mackinac Financial Corp.	128,400	2,029
	Amalgamated Bank Class A	115,947	2,023
	First United Corp.	101,549	2,002
*	MainStreet Bancshares Inc.	86,339	1,968
	Middlefield Banc Corp.	47,024	1,928
*	Palomar Holdings Inc.	80,152	1,927
	Pzena Investment Management Inc. Class A	224,114	1,925
	Associated Capital Group Inc. Class A	51,304	1,919
	Evans Bancorp Inc.	50,828	1,918
	Provident Financial Holdings Inc.	90,999	1,910
*	MMA Capital Holdings Inc.	56,912	1,905
	MVB Financial Corp.	111,911	1,898
	C&F Financial Corp.	33,770	1,844
	Hawthorn Bancshares Inc.	68,177	1,827
	DNB Financial Corp.	40,524	1,802
	Ellington Residential Mortgage REIT	165,120	1,777
	Ohio Valley Banc Corp.	45,934	1,772
	CB Financial Services Inc.	71,072	1,688
	SB One Bancorp	72,183	1,613
	First Community Corp.	86,190	1,595
^	FNCB Bancorp Inc.	204,000	1,579
*	Pacific Mercantile Bancorp	190,482	1,571
^	Oak Valley Bancorp	80,206	1,568
	Standard AVB Financial Corp.	54,796	1,504
	Capstar Financial Holdings Inc.	97,496	1,477
	First Financial Northwest Inc.	103,776	1,468
	GAMCO Investors Inc. Class A	73,819	1,415
*	Meridian Corp.	82,000	1,386
	Colony Bankcorp Inc.	79,031	1,340
*	PDL Community Bancorp	91,816	1,312
*	First National Corp.	63,245	1,287
*	Security National Financial Corp. Class A	255,545	1,283
*	Franklin Financial Services Corp.	33,610	1,281
*	Watford Holdings Ltd.	46,689	1,280
	First Savings Financial Group Inc.	20,979	1,259
	Union Bankshares Inc.	33,982	1,258
	Prudential Bancorp Inc.	65,803	1,245
*	Esquire Financial Holdings Inc.	49,080	1,234
	1st Constitution Bancorp	65,600	1,212
	Severn Bancorp Inc.	139,320	1,211
	Eagle Bancorp Montana Inc.	72,809	1,209
	County Bancorp Inc.	70,459	1,204
	Two River Bancorp	83,507	1,199
	SB Financial Group Inc.	71,886	1,183
*	Great Elm Capital Group Inc.	270,514	1,163
^	GAIN Capital Holdings Inc.	280,678	1,159
	Silvercrest Asset Management Group Inc. Class A	78,526	1,102
	Kingstone Cos. Inc.	123,003	1,064
	Stewardship Financial Corp.	67,526	1,044
	HopFed Bancorp Inc.	53,433	1,014
	AmeriServ Financial Inc.	243,264	1,010

20

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Nicholas Financial Inc.	107,396	1,010
*	HMN Financial Inc.	47,410	996
*	Bridgewater Bancshares Inc.	85,734	989
	American River Bankshares	77,554	951
	Citizens Community Bancorp Inc.	86,970	943
*	Elevate Credit Inc.	228,293	941
	Old Point Financial Corp.	42,408	935
*	Baycom Corp.	42,668	934
*	South Plains Financial Inc.	56,000	924
	Sachem Capital Corp.	173,397	921
	Guaranty Federal Bancshares Inc.	38,891	904
	Donegal Group Inc. Class B	63,192	890
	Plumas Bancorp	36,261	881
	Summit State Bank	78,386	862
*	Carolina Trust Bancshares Inc.	106,092	834
	Crawford & Co. Class A	78,537	827
	Federal Agricultural Mortgage Corp. Class A	12,586	803
*	Consumer Portfolio Services Inc.	209,871	798
	Citizens Holding Co.	37,547	775
	Sound Financial Bancorp Inc.	22,640	773
	United Bancorp Inc.	67,245	758
	IF Bancorp Inc.	36,116	755
	Bancorp 34 Inc.	46,824	724
*	Siebert Financial Corp.	80,324	723
	First US Bancshares Inc.	77,118	713
	PB Bancorp Inc.	59,458	705
^	First Capital Inc.	13,794	697
	Hunt Cos. Finance Trust Inc.	203,294	693
	Greene County Bancorp Inc.	23,386	688
	MSB Financial Corp.	42,744	654
	Salisbury Bancorp Inc.	16,587	647
	Maiden Holdings Ltd.	986,848	632
*	Bancorp of New Jersey Inc.	42,715	594
*,^	Impac Mortgage Holdings Inc.	181,158	562
^	Hennessy Advisors Inc.	57,467	557
*	Bank7 Corp.	30,100	557
^	Auburn National Bancorporation Inc.	16,453	551
	Community West Bancshares	54,114	522
*	Randolph Bancorp Inc.	34,522	521
*	A-Mark Precious Metals Inc.	38,995	509
	Manhattan Bridge Capital Inc.	76,762	491
*	Ashford Inc.	15,135	481
^	Manning & Napier Inc.	271,519	475
	Emclaire Financial Corp.	14,818	463
	Pathfinder Bancorp Inc.	29,700	432
	Tremont Mortgage Trust	94,591	391
	Blue Capital Reinsurance Holdings Ltd.	59,014	389
	Bank of South Carolina Corp.	20,105	380
	Central Federal Corp.	30,209	364
*	Atlanticus Holdings Corp.	87,924	356
*	Limestone Bancorp Inc.	22,103	337
	Elmira Savings Bank	20,034	322
	Citizens First Corp.	12,148	312
*	Eagle Financial Bancorp Inc.	19,439	307
^	Oconee Federal Financial Corp.	13,333	306
	Landmark Bancorp Inc.	12,427	298
^	US Global Investors Inc. Class A	159,768	289
^	Wellesley Bank	8,747	285
	Fauquier Bankshares Inc.	12,227	261
	TheStreet Inc.	40,471	248
	United Bancshares Inc.	12,289	248
*	Coastal Financial Corp.	14,794	229
*	Rhinebeck Bancorp Inc.	20,520	226
*	FlexShopper Inc.	181,219	199

21

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	First Western Financial Inc.	14,862	197
	Level One Bancorp Inc.	7,396	185
	Bank of the James Financial Group Inc.	12,109	179
	Southwest Georgia Financial Corp.	7,705	161
	Pacific City Financial Corp.	7,853	134
	Medley Management Inc. Class A	53,857	132
	Mid-Southern Bancorp Inc.	10,233	129
*	Asta Funding Inc.	18,311	129
*	Magyar Bancorp Inc.	10,465	127
*	Atlas Financial Holdings Inc.	163,656	119
*	Capital Bancorp Inc.	9,076	112
*	CBM Bancorp Inc.	7,864	109
*	FVCBankcorp Inc.	5,351	104
	Glen Burnie Bancorp	9,237	102
*	Conifer Holdings Inc.	24,973	100
*	FFBW Inc.	8,563	89
	Melrose Bancorp Inc.	4,279	77
	Kentucky First Federal Bancorp	9,399	74
	OP Bancorp	5,800	63
*	1347 Property Insurance Holdings Inc.	10,409	52
	Home Federal Bancorp Inc.	1,528	51
	Patriot National Bancorp Inc.	3,079	46
*	Village Bank and Trust Financial Corp.	1,338	44
*	Kingsway Financial Services Inc.	16,540	41
*	Community First Bancshares Inc.	3,905	39
*	National Holdings Corp.	13,459	36
*	ICC Holdings Inc.	2,593	36
*	Broadway Financial Corp.	22,638	32
	Ottawa Bancorp Inc.	2,406	31
*,^	LM Funding America Inc.	19,336	23
	Value Line Inc.	719	20
	GWG Holdings Inc.	1,200	9
*	FSB Bancorp Inc.	429	8
*	HV Bancorp Inc.	525	8
	Atlantic American Corp.	2,591	6
	Lake Shore Bancorp Inc.	300	4
*	National Holdings Corp. Warrants Exp. 01/18/2022	7,766	3
	WVS Financial Corp.	100	2
*	Carver Bancorp Inc.	445	1
	Cohen & Co. Inc.	64	—
	WCF Bancorp Inc.	21	—
	MBT Financial Corp.	3	—
			11,027,340
Health Care (12.8%)
*	Veeva Systems Inc. Class A	1,755,674	284,612
*	BioMarin Pharmaceutical Inc.	2,457,210	210,460
*	Exact Sciences Corp.	1,776,279	209,672
*	DexCom Inc.	1,251,173	187,476
	STERIS plc	1,160,988	172,848
*	Elanco Animal Health Inc.	5,028,371	169,959
*	Sarepta Therapeutics Inc.	957,590	145,506
*	Array BioPharma Inc.	3,047,704	141,200
*	Sage Therapeutics Inc.	703,177	128,745
	West Pharmaceutical Services Inc.	1,010,986	126,525
*	Ionis Pharmaceuticals Inc.	1,929,032	123,979
*	Molina Healthcare Inc.	860,085	123,113
*	Jazz Pharmaceuticals plc	778,092	110,925
*	Catalent Inc.	1,999,807	108,410
	Bio-Techne Corp.	519,696	108,351
*	Neurocrine Biosciences Inc.	1,256,107	106,053
*	Seattle Genetics Inc.	1,491,561	103,231
*	Masimo Corp.	676,560	100,686
*	Insulet Corp.	819,810	97,869
*,^	Bluebird Bio Inc.	756,599	96,239

22

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Hill-Rom Holdings Inc.	915,325	95,761
*	Charles River Laboratories International Inc.	667,495	94,718
*	Alnylam Pharmaceuticals Inc.	1,302,477	94,508
*	Exelixis Inc.	4,149,051	88,665
*	Bio-Rad Laboratories Inc. Class A	274,103	85,682
	Encompass Health Corp.	1,350,691	85,580
*	Haemonetics Corp.	701,567	84,427
*	PRA Health Sciences Inc.	810,799	80,391
	Chemed Corp.	217,879	78,619
*	Medidata Solutions Inc.	855,062	77,392
	Bruker Corp.	1,379,828	68,922
*	Penumbra Inc.	429,798	68,768
*,^	Teladoc Health Inc.	984,884	65,406
*	Blueprint Medicines Corp.	671,071	63,302
*	Horizon Therapeutics plc	2,538,191	61,069
*	ICU Medical Inc.	230,200	57,990
*	Avantor Inc.	3,021,543	57,681
*	Integra LifeSciences Holdings Corp.	970,103	54,180
*	Tandem Diabetes Care Inc.	797,685	51,467
*	Repligen Corp.	576,657	49,564
*	Mirati Therapeutics Inc.	481,197	49,563
*	HealthEquity Inc.	750,857	49,106
*	Omnicell Inc.	568,248	48,886
*	Alkermes plc	2,163,661	48,769
*	Amedisys Inc.	401,678	48,768
*	LHC Group Inc.	404,793	48,405
*	Wright Medical Group NV	1,618,000	48,249
*	LivaNova plc	661,984	47,636
*	FibroGen Inc.	1,051,178	47,492
*	Ultragenyx Pharmaceutical Inc.	746,840	47,424
*	United Therapeutics Corp.	602,085	46,999
*	Spark Therapeutics Inc.	456,862	46,774
*	Guardant Health Inc.	529,465	45,709
*	Globus Medical Inc.	1,060,524	44,860
*	Merit Medical Systems Inc.	752,412	44,814
*	Neogen Corp.	710,001	44,098
*	Syneos Health Inc.	841,803	43,008
*	Acadia Healthcare Co. Inc.	1,220,086	42,642
*	Amicus Therapeutics Inc.	3,399,562	42,427
*	NuVasive Inc.	716,183	41,925
*	Iovance Biotherapeutics Inc.	1,702,054	41,734
*	ACADIA Pharmaceuticals Inc.	1,558,732	41,665
*	Global Blood Therapeutics Inc.	783,906	41,233
	Cantel Medical Corp.	500,322	40,346
*	Arena Pharmaceuticals Inc.	681,435	39,953
	Ensign Group Inc.	689,123	39,225
*	HMS Holdings Corp.	1,190,263	38,553
*	Medicines Co.	972,429	35,464
*	Agios Pharmaceuticals Inc.	704,777	35,154
*	Glaukos Corp.	465,695	35,113
*	Integer Holdings Corp.	416,016	34,912
*,^	Arrowhead Pharmaceuticals Inc.	1,307,244	34,642
*	AMN Healthcare Services Inc.	631,720	34,271
*	PTC Therapeutics Inc.	744,271	33,492
*	Immunomedics Inc.	2,377,456	32,975
*	Covetrus Inc.	1,322,971	32,360
*	NeoGenomics Inc.	1,413,407	31,010
	CONMED Corp.	361,184	30,907
*	Insmed Inc.	1,202,577	30,786
*	Ligand Pharmaceuticals Inc.	267,043	30,483
*	Halozyme Therapeutics Inc.	1,755,724	30,163
*	Emergent BioSolutions Inc.	621,940	30,046
*	MEDNAX Inc.	1,174,774	29,640
*	Quidel Corp.	489,530	29,039

23

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Avanos Medical Inc.	658,640	28,723
*	Myriad Genetics Inc.	1,012,007	28,114
*	Premier Inc. Class A	718,676	28,107
*	Zogenix Inc.	582,861	27,849
*	Invitae Corp.	1,177,063	27,661
*	Nevro Corp.	422,044	27,361
*	Xencor Inc.	661,469	27,074
*	Allscripts Healthcare Solutions Inc.	2,281,526	26,534
*	Intercept Pharmaceuticals Inc.	329,843	26,246
*	MyoKardia Inc.	523,385	26,243
	Patterson Cos. Inc.	1,140,372	26,115
*,^	Portola Pharmaceuticals Inc.	929,340	25,213
*	Acceleron Pharma Inc.	607,034	24,937
*	Pacira BioSciences Inc.	571,889	24,871
*	Biohaven Pharmaceutical Holding Co. Ltd.	565,883	24,780
*	Magellan Health Inc.	331,240	24,588
*	iRhythm Technologies Inc.	307,546	24,321
*	Select Medical Holdings Corp.	1,503,021	23,853
*	Supernus Pharmaceuticals Inc.	720,212	23,832
*	Tenet Healthcare Corp.	1,148,615	23,730
*	Ironwood Pharmaceuticals Inc. Class A	2,147,010	23,488
*	Medpace Holdings Inc.	358,930	23,481
*	Prestige Consumer Healthcare Inc.	718,216	22,753
*	BioTelemetry Inc.	463,946	22,339
*	Natera Inc.	793,075	21,873
*	Cambrex Corp.	467,129	21,866
*	REGENXBIO Inc.	423,986	21,780
	US Physical Therapy Inc.	177,172	21,716
*	Cardiovascular Systems Inc.	485,658	20,849
*	Reata Pharmaceuticals Inc. Class A	217,766	20,546
*,^	Denali Therapeutics Inc.	926,303	19,230
*	CareDx Inc.	521,338	18,763
*	Brookdale Senior Living Inc.	2,578,452	18,591
*	Enanta Pharmaceuticals Inc.	219,353	18,509
*	Audentes Therapeutics Inc.	485,740	18,390
*	AnaptysBio Inc.	319,802	18,043
*	Coherus Biosciences Inc.	811,156	17,927
*	Heron Therapeutics Inc.	957,859	17,807
*	R1 RCM Inc.	1,365,535	17,178
*	Momenta Pharmaceuticals Inc.	1,376,405	17,136
*	Sangamo Therapeutics Inc.	1,580,347	17,020
*	Fate Therapeutics Inc.	837,786	17,007
*	Genomic Health Inc.	288,575	16,786
	Atrion Corp.	19,587	16,703
*	Inogen Inc.	247,172	16,501
*	ArQule Inc.	1,496,222	16,473
*	Varex Imaging Corp.	530,564	16,262
*	Aerie Pharmaceuticals Inc.	545,888	16,131
*	Corcept Therapeutics Inc.	1,443,607	16,096
*,^	Esperion Therapeutics Inc.	343,322	15,971
*	Lantheus Holdings Inc.	538,038	15,226
*	Editas Medicine Inc.	600,362	14,853
*	AtriCure Inc.	494,727	14,763
*,^	Inovalon Holdings Inc. Class A	1,014,375	14,719
*	Athenex Inc.	736,485	14,582
*	CryoLife Inc.	477,600	14,295
*	Radius Health Inc.	581,516	14,166
*	Orthofix Medical Inc.	266,655	14,101
*	Tricida Inc.	356,306	14,060
*	Veracyte Inc.	482,812	13,765
*	Vocera Communications Inc.	430,465	13,740
*	Innoviva Inc.	942,893	13,729
*,^	OPKO Health Inc.	5,546,421	13,533
*	NanoString Technologies Inc.	445,685	13,527

24

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Tactile Systems Technology Inc.	237,453	13,516
*	NextGen Healthcare Inc.	673,551	13,404
*	Apellis Pharmaceuticals Inc.	525,493	13,316
*	Atara Biotherapeutics Inc.	635,553	12,781
*	Spectrum Pharmaceuticals Inc.	1,472,668	12,680
*	Epizyme Inc.	988,441	12,405
*	Codexis Inc.	672,357	12,392
*,^	Tabula Rasa HealthCare Inc.	246,494	12,307
*	Natus Medical Inc.	476,016	12,229
*	Madrigal Pharmaceuticals Inc.	115,454	12,101
*,^	ZIOPHARM Oncology Inc.	2,072,721	12,084
	Mesa Laboratories Inc.	49,252	12,034
	Luminex Corp.	577,366	11,917
*	Ra Pharmaceuticals Inc.	390,574	11,745
*	Retrophin Inc.	580,637	11,665
*	Pacific Biosciences of California Inc.	1,916,461	11,595
*	Alder Biopharmaceuticals Inc.	982,219	11,561
*	STAAR Surgical Co.	391,870	11,513
*	Dicerna Pharmaceuticals Inc.	727,584	11,459
*	Vericel Corp.	605,404	11,436
*	Endo International plc	2,771,040	11,417
*	CorVel Corp.	128,356	11,168
	National HealthCare Corp.	136,461	11,074
*	G1 Therapeutics Inc.	357,477	10,960
*	Clovis Oncology Inc.	734,308	10,919
*	Cerus Corp.	1,927,646	10,833
*,^	Aimmune Therapeutics Inc.	516,307	10,750
*	Tivity Health Inc.	652,550	10,728
*	Mallinckrodt plc	1,156,914	10,620
*	Addus HomeCare Corp.	140,999	10,568
*	Kura Oncology Inc.	534,152	10,517
*	Vanda Pharmaceuticals Inc.	736,081	10,371
*	Inspire Medical Systems Inc.	170,700	10,353
*	Amphastar Pharmaceuticals Inc.	487,991	10,302
*	AngioDynamics Inc.	522,693	10,292
*	MacroGenics Inc.	604,232	10,254
*,^	Cara Therapeutics Inc.	469,667	10,098
*,^	Omeros Corp.	643,234	10,092
*	Hanger Inc.	517,326	9,907
*,^	Theravance Biopharma Inc.	603,787	9,860
*	Intersect ENT Inc.	428,731	9,758
*	ANI Pharmaceuticals Inc.	115,450	9,490
*	HealthStream Inc.	362,121	9,364
*	Axogen Inc.	469,365	9,293
*	Voyager Therapeutics Inc.	340,762	9,276
*	Cytokinetics Inc.	807,387	9,083
	Phibro Animal Health Corp. Class A	285,233	9,062
*	Adverum Biotechnologies Inc.	757,847	9,011
*	Twist Bioscience Corp.	308,863	8,960
*	Providence Service Corp.	155,293	8,905
*,^	CryoPort Inc.	479,386	8,782
*	Intra-Cellular Therapies Inc.	674,144	8,750
*,^	TG Therapeutics Inc.	1,003,112	8,677
	National Research Corp.	150,190	8,649
*	Fluidigm Corp.	691,154	8,515
*	Stemline Therapeutics Inc.	545,710	8,360
*,^	Accelerate Diagnostics Inc.	361,299	8,267
*	Heska Corp.	96,429	8,213
*	Surmodics Inc.	188,939	8,157
*	RadNet Inc.	587,935	8,108
*	Anika Therapeutics Inc.	199,507	8,104
*	OraSure Technologies Inc.	870,927	8,082
*	Amneal Pharmaceuticals Inc.	1,113,674	7,985
*	Evolent Health Inc. Class A	1,003,120	7,975

25

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Eagle Pharmaceuticals Inc.	142,808	7,952
*	PetIQ Inc. Class A	233,113	7,683
*,^	Axsome Therapeutics Inc.	295,454	7,608
*,^	Intrexon Corp.	979,935	7,506
*,^	Intellia Therapeutics Inc.	455,313	7,453
*	Triple-S Management Corp. Class B	308,598	7,360
*,^	TherapeuticsMD Inc.	2,822,128	7,338
*	Progenics Pharmaceuticals Inc.	1,187,798	7,329
*,^	Allogene Therapeutics Inc.	270,462	7,262
*	Akebia Therapeutics Inc.	1,481,128	7,169
	Meridian Bioscience Inc.	602,216	7,154
*	CytomX Therapeutics Inc.	633,160	7,104
*	Revance Therapeutics Inc.	544,472	7,062
*,^	ViewRay Inc.	800,353	7,051
*,^	Rocket Pharmaceuticals Inc.	457,316	6,860
*	Antares Pharma Inc.	2,071,909	6,817
*	Akorn Inc.	1,322,092	6,809
*	Homology Medicines Inc.	346,209	6,775
*	Cymabay Therapeutics Inc.	944,540	6,763
*	Rhythm Pharmaceuticals Inc.	301,106	6,624
*,^	WaVe Life Sciences Ltd.	247,515	6,458
	LeMaitre Vascular Inc.	228,418	6,391
*,^	Viking Therapeutics Inc.	740,422	6,146
*	Prothena Corp. plc	565,834	5,981
*	BioCryst Pharmaceuticals Inc.	1,546,369	5,861
*	Rigel Pharmaceuticals Inc.	2,239,651	5,846
*,^	Flexion Therapeutics Inc.	470,533	5,788
*	Dermira Inc.	598,844	5,725
*	Krystal Biotech Inc.	141,350	5,692
*,^	Odonate Therapeutics Inc.	153,834	5,644
*	GlycoMimetics Inc.	470,210	5,605
*,^	Apollo Medical Holdings Inc.	329,578	5,507
*	Puma Biotechnology Inc.	429,209	5,455
*,^	Akcea Therapeutics Inc.	229,301	5,377
*	PDL BioPharma Inc.	1,693,304	5,317
*	Collegium Pharmaceutical Inc.	403,828	5,310
*	Gossamer Bio Inc.	238,416	5,288
*	Achillion Pharmaceuticals Inc.	1,960,587	5,254
*	GenMark Diagnostics Inc.	809,453	5,253
*,^	MediciNova Inc.	541,967	5,219
*	Translate Bio Inc.	410,965	5,191
*	Catalyst Pharmaceuticals Inc.	1,332,436	5,117
*	Turning Point Therapeutics Inc.	125,407	5,104
*	Quanterix Corp.	150,698	5,092
*,^	Corbus Pharmaceuticals Holdings Inc.	728,487	5,048
*	Axonics Modulation Technologies Inc.	122,119	5,003
*	Accuray Inc.	1,266,367	4,901
*	Cross Country Healthcare Inc.	520,545	4,883
*	Diplomat Pharmacy Inc.	799,486	4,869
*	AMAG Pharmaceuticals Inc.	485,124	4,846
	Simulations Plus Inc.	168,094	4,801
*	ChemoCentryx Inc.	511,058	4,753
*	Deciphera Pharmaceuticals Inc.	209,732	4,729
	Computer Programs & Systems Inc.	169,920	4,722
*	BioScrip Inc.	1,812,725	4,713
*,^	Shockwave Medical Inc.	82,290	4,698
*,^	Allakos Inc.	108,014	4,680
	Utah Medical Products Inc.	48,798	4,670
*	ImmunoGen Inc.	2,090,792	4,537
*	BioSpecifics Technologies Corp.	74,558	4,452
*,^	Corindus Vascular Robotics Inc.	1,486,610	4,430
*,^	Community Health Systems Inc.	1,644,371	4,390
*	Syros Pharmaceuticals Inc.	471,837	4,369
*	OrthoPediatrics Corp.	111,074	4,332

26

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	BioDelivery Sciences International Inc.	931,045	4,329
*,^	Lexicon Pharmaceuticals Inc.	687,720	4,326
*	Albireo Pharma Inc.	132,823	4,282
*,^	Karyopharm Therapeutics Inc.	710,246	4,254
*	Acorda Therapeutics Inc.	550,756	4,224
*	Agenus Inc.	1,396,731	4,190
*	Avid Bioservices Inc.	742,862	4,160
*	Cutera Inc.	199,997	4,156
*	Principia Biopharma Inc.	123,231	4,090
*	Kindred Biosciences Inc.	486,203	4,050
*	Silk Road Medical Inc.	82,556	4,001
*	Conformis Inc.	907,258	3,956
*	Assembly Biosciences Inc.	290,173	3,914
*	Xeris Pharmaceuticals Inc.	341,919	3,912
*	RTI Surgical Holdings Inc.	886,031	3,766
*,^	Inovio Pharmaceuticals Inc.	1,276,663	3,753
*,^	Geron Corp.	2,632,496	3,712
*	Kadmon Holdings Inc.	1,779,428	3,666
*,^	TransEnterix Inc.	2,681,373	3,647
*	Sientra Inc.	590,536	3,638
*	Aratana Therapeutics Inc.	701,074	3,618
*	SIGA Technologies Inc.	623,410	3,541
*,^	Sorrento Therapeutics Inc.	1,321,600	3,529
*	Castlight Health Inc. Class B	1,064,782	3,439
*,^	Zynerba Pharmaceuticals Inc.	249,638	3,383
*	Magenta Therapeutics Inc.	225,473	3,326
*,^	Dynavax Technologies Corp.	811,985	3,240
*	Eloxx Pharmaceuticals Inc.	320,244	3,193
*,^	CEL-SCI Corp.	379,187	3,178
*	Assertio Therapeutics Inc.	911,650	3,145
*	KalVista Pharmaceuticals Inc.	141,362	3,131
*,^	Athersys Inc.	1,848,028	3,105
*	Five Prime Therapeutics Inc.	504,136	3,040
*	Concert Pharmaceuticals Inc.	250,761	3,009
*,^	CorMedix Inc.	333,721	2,993
*,^	Marker Therapeutics Inc.	375,892	2,977
*	Eiger BioPharmaceuticals Inc.	278,381	2,951
*	Scholar Rock Holding Corp.	184,899	2,933
*,^	Gritstone Oncology Inc.	259,862	2,895
*	Chimerix Inc.	664,959	2,873
*,^	Lannett Co. Inc.	471,524	2,857
*,^	Palatin Technologies Inc.	2,462,016	2,856
	Owens & Minor Inc.	888,175	2,842
*	BioLife Solutions Inc.	166,644	2,825
*,^	Provention Bio Inc.	232,768	2,817
*	Marinus Pharmaceuticals Inc.	670,990	2,785
*,^	MannKind Corp.	2,383,748	2,741
*,^	Senseonics Holdings Inc.	1,342,192	2,738
*	SeaSpine Holdings Corp.	206,264	2,733
*,^	Cellular Biomedicine Group Inc.	164,834	2,725
*	Apyx Medical Corp.	405,359	2,724
*,^	Eidos Therapeutics Inc.	87,562	2,721
*,^	La Jolla Pharmaceutical Co.	292,557	2,706
*,^	Dova Pharmaceuticals Inc.	191,919	2,706
*,^	Cortexyme Inc.	63,608	2,704
*	Syndax Pharmaceuticals Inc.	283,731	2,642
*	PhaseBio Pharmaceuticals Inc.	201,207	2,640
*	OptimizeRx Corp.	161,711	2,620
*	Pfenex Inc.	379,122	2,555
*,^	Evofem Biosciences Inc.	383,948	2,549
*	Harrow Health Inc.	292,412	2,544
*	Recro Pharma Inc.	249,323	2,536
*,^	Rubius Therapeutics Inc.	160,942	2,532
*	Protagonist Therapeutics Inc.	208,585	2,526

27

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Alector Inc.	132,316	2,514
*	Cyclerion Therapeutics Inc.	219,438	2,513
*	Minerva Neurosciences Inc.	441,798	2,487
*	Calithera Biosciences Inc.	635,843	2,480
*	CytoSorbents Corp.	372,548	2,463
*	SI-BONE Inc.	120,928	2,460
*	IntriCon Corp.	105,216	2,458
*	TransMedics Group Inc.	84,682	2,455
	Invacare Corp.	471,874	2,449
*	Arvinas Inc.	110,029	2,420
*,^	Synthorx Inc.	178,039	2,405
*,^	AcelRx Pharmaceuticals Inc.	948,568	2,400
*,^	XBiotech Inc.	312,491	2,369
*,^	CASI Pharmaceuticals Inc.	736,255	2,356
*,^	Ocular Therapeutix Inc.	530,241	2,333
*,^	Crinetics Pharmaceuticals Inc.	92,318	2,308
*,^	Rockwell Medical Inc.	758,571	2,283
*,^	Galectin Therapeutics Inc.	542,515	2,251
*,^	ADMA Biologics Inc.	572,185	2,214
*	Aeglea BioTherapeutics Inc.	319,035	2,185
*	Abeona Therapeutics Inc.	450,231	2,152
*	Capital Senior Living Corp.	426,946	2,148
*	resTORbio Inc.	208,167	2,123
*	Enzo Biochem Inc.	628,784	2,119
*	Surgery Partners Inc.	256,448	2,087
*	Kiniksa Pharmaceuticals Ltd. Class A	152,255	2,062
*	X4 Pharmaceuticals Inc.	136,840	2,053
*	Y-mAbs Therapeutics Inc.	89,357	2,044
*	Chiasma Inc.	271,165	2,026
*	Joint Corp.	111,032	2,021
*,^	Anavex Life Sciences Corp.	597,936	2,015
*,^	Evolus Inc.	136,540	1,996
*	Tocagen Inc.	298,320	1,993
*	Kala Pharmaceuticals Inc.	306,857	1,958
*	Aldeyra Therapeutics Inc.	326,118	1,957
*	Mersana Therapeutics Inc.	482,123	1,953
*	FONAR Corp.	90,717	1,951
*	Celcuity Inc.	76,715	1,918
*,^	Pulse Biosciences Inc.	143,863	1,899
*,^	Catasys Inc.	97,965	1,883
*	American Renal Associates Holdings Inc.	250,726	1,865
*,^	Novavax Inc.	316,444	1,854
*,^	Zynex Inc.	205,886	1,851
*,^	Cue Biopharma Inc.	204,697	1,840
*	Sesen Bio Inc.	1,226,783	1,840
*	Synlogic Inc.	199,966	1,820
*	Seres Therapeutics Inc.	558,199	1,797
*,^	Organogenesis Holdings Inc.	232,664	1,768
*,^	Adamas Pharmaceuticals Inc.	275,507	1,708
*	Misonix Inc.	66,944	1,702
*	Endologix Inc.	234,614	1,699
*,^	ChromaDex Corp.	362,727	1,687
*,^	Paratek Pharmaceuticals Inc.	421,595	1,682
*,^	BioTime Inc.	1,526,332	1,679
*	Molecular Templates Inc.	195,021	1,628
*	Dyadic International Inc.	259,948	1,627
*	Kodiak Sciences Inc.	138,452	1,620
*,^	Verastem Inc.	1,032,928	1,560
*	Precision BioSciences Inc.	114,601	1,518
*	Adaptive Biotechnologies Corp.	30,887	1,492
*	Ardelyx Inc.	554,235	1,491
*	NGM Biopharmaceuticals Inc.	100,969	1,478
*	Calyxt Inc.	117,974	1,472
*,^	Optinose Inc.	207,901	1,472

28

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Mustang Bio Inc.	396,107	1,458
*,^	iRadimed Corp.	70,970	1,451
*,^	Replimune Group Inc.	98,665	1,446
*,^	PolarityTE Inc.	251,809	1,435
*	Vapotherm Inc.	62,363	1,434
*	Durect Corp.	2,198,383	1,433
*,^	XOMA Corp.	96,352	1,432
*	Spero Therapeutics Inc.	123,658	1,423
*	Avrobio Inc.	84,497	1,374
*,^	VBI Vaccines Inc.	1,170,811	1,370
*	LogicBio Therapeutics Inc.	103,600	1,347
*,^	Matinas BioPharma Holdings Inc.	1,555,674	1,333
*	Avedro Inc.	67,762	1,331
*	Infinity Pharmaceuticals Inc.	727,899	1,310
*,^	BioSig Technologies Inc.	139,004	1,305
*	Cerecor Inc.	239,209	1,301
*	Icad Inc.	198,087	1,262
*	Neuronetics Inc.	99,558	1,245
*	EyePoint Pharmaceuticals Inc.	759,203	1,245
*	Catalyst Biosciences Inc.	166,714	1,229
*	NextCure Inc.	80,415	1,205
*	Chembio Diagnostics Inc.	196,738	1,198
*	Solid Biosciences Inc.	207,260	1,192
*	Liquidia Technologies Inc.	147,990	1,184
*	Jounce Therapeutics Inc.	237,499	1,176
*	Change Healthcare Inc.	79,495	1,161
*,^	Trevena Inc.	1,115,403	1,149
*	Aduro Biotech Inc.	737,604	1,136
*	Aclaris Therapeutics Inc.	516,676	1,132
*	Merrimack Pharmaceuticals Inc.	185,083	1,120
*	Forty Seven Inc.	105,597	1,119
*	Arcus Biosciences Inc.	138,990	1,105
*,^	AVEO Pharmaceuticals Inc.	1,631,563	1,098
*	Catabasis Pharmaceuticals Inc.	130,437	1,053
*	Otonomy Inc.	377,846	1,039
*	Harvard Bioscience Inc.	518,619	1,037
*,^	Bellicum Pharmaceuticals Inc.	602,673	1,025
*	Checkpoint Therapeutics Inc.	337,621	1,023
*	MEI Pharma Inc.	397,761	994
*,^	Urovant Sciences Ltd.	125,487	993
*,^	Kaleido Biosciences Inc.	84,000	974
*	VolitionRX Ltd.	307,270	965
*,^	Genocea Biosciences Inc.	243,451	954
*,^	Harpoon Therapeutics Inc.	73,037	949
*	BrainStorm Cell Therapeutics Inc.	238,368	942
*	Oncocyte Corp.	368,592	918
*,^	Idera Pharmaceuticals Inc.	343,475	917
*	Selecta Biosciences Inc.	502,904	900
*	Savara Inc.	376,982	893
*	Verrica Pharmaceuticals Inc.	76,530	889
*	Trevi Therapeutics Inc.	118,091	886
*,^	T2 Biosystems Inc.	514,760	865
*,^	SCYNEXIS Inc.	650,348	852
*	Nuvectra Corp.	252,396	846
*,^	Tyme Technologies Inc.	687,712	839
*,^	Ekso Bionics Holdings Inc.	659,947	838
*	Stoke Therapeutics Inc.	28,564	833
*	Atreca Inc.	42,768	806
	Psychemedics Corp.	78,603	793
*	InfuSystem Holdings Inc.	183,833	790
*	AgeX Therapeutics Inc.	213,656	784
*	Aquinox Pharmaceuticals Inc.	331,503	782
*	Applied Genetic Technologies Corp.	206,035	781
*	Motus GI Holdings Inc.	254,661	772

29

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*,^	Neos Therapeutics Inc.	585,390	755
*,^	Adamis Pharmaceuticals Corp.	580,770	755
*,^	Organovo Holdings Inc.	1,436,035	751
*	Genesis Healthcare Inc.	605,622	751
*	IRIDEX Corp.	164,887	750
*,^	Anixa Biosciences Inc.	205,784	747
*	Alphatec Holdings Inc.	163,944	744
*	Sensus Healthcare Inc.	130,738	724
*,^	Melinta Therapeutics Inc.	107,883	717
*	TCR2 Therapeutics Inc.	50,011	716
*	Sutro Biopharma Inc.	62,213	708
*,^	UNITY Biotechnology Inc.	74,192	705
*,^	Novan Inc.	259,011	699
*	Allena Pharmaceuticals Inc.	166,781	679
*	Curis Inc.	363,068	675
*	IVERIC bio Inc.	516,091	671
*,^	Fortress Biotech Inc.	444,960	667
*,^	Cohbar Inc.	378,132	650
*,^	Evelo Biosciences Inc.	72,295	649
*	Menlo Therapeutics Inc.	105,938	635
*	Miragen Therapeutics Inc.	306,960	629
*,^	HTG Molecular Diagnostics Inc.	376,997	626
*,^	Zosano Pharma Corp.	185,445	606
*	Spring Bank Pharmaceuticals Inc.	163,351	603
*	CTI BioPharma Corp.	690,723	594
*	Zafgen Inc.	492,116	586
*	Sunesis Pharmaceuticals Inc.	804,130	584
*	Corvus Pharmaceuticals Inc.	155,146	580
*	Bioxcel Therapeutics Inc.	52,722	578
*	Orgenesis Inc.	127,319	567
*	NewLink Genetics Corp.	382,170	566
*	Kezar Life Sciences Inc.	73,341	565
*,^	Enochian Biosciences Inc.	125,195	563
*,^	Helius Medical Technologies Inc. Class A	252,890	556
*,^	Proteostasis Therapeutics Inc.	569,708	556
*,^	KemPharm Inc.	309,384	541
*,^	Ovid therapeutics Inc.	291,991	540
*	Neurotrope Inc.	67,260	539
*	Cumberland Pharmaceuticals Inc.	83,401	531
*,^	Quorum Health Corp.	379,043	527
*	Aravive Inc.	87,682	526
*,^	Seelos Therapeutics Inc.	239,222	524
*	Neon Therapeutics Inc.	109,739	520
*	Sharps Compliance Corp.	144,455	514
*,^	Ampio Pharmaceuticals Inc.	1,311,656	509
*	Opiant Pharmaceuticals Inc.	38,303	508
*	Personalis Inc.	18,538	503
*	Millendo Therapeutics Inc.	43,450	502
*	Vermillion Inc.	552,188	491
*	ContraFect Corp.	958,686	489
*	Alimera Sciences Inc.	546,431	486
*,^	Sophiris Bio Inc.	558,135	472
*	Champions Oncology Inc.	59,932	469
*	Apollo Endosurgery Inc.	142,486	463
*	Lipocine Inc.	232,426	453
*,^	MTBC Inc.	89,380	451
*	Celsion Corp.	247,628	451
*,^	Moleculin Biotech Inc.	355,308	444
*,^	Clearside Biomedical Inc.	448,064	435
*	Morphic Holding Inc.	21,890	434
*	Aptevo Therapeutics Inc.	487,651	432
*	Celldex Therapeutics Inc.	155,911	418
	Kewaunee Scientific Corp.	21,515	412
*,^	Teligent Inc.	642,232	405

30

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*,^	Equillium Inc.	69,754	395
*	Electromed Inc.	71,985	392
*,^	NantKwest Inc.	379,861	387
*	VIVUS Inc.	101,340	387
*	Tetraphase Pharmaceuticals Inc.	790,140	380
*	Surface Oncology Inc.	132,306	373
*,^	Bio-Path Holdings Inc.	27,767	372
*	Karuna Therapeutics Inc.	18,486	370
*,^	Second Sight Medical Products Inc.	460,447	369
*	Constellation Pharmaceuticals Inc.	29,653	364
*,^	Aptinyx Inc.	108,410	362
*	Agile Therapeutics Inc.	241,958	353
*	Cidara Therapeutics Inc.	209,686	352
*,^	Actinium Pharmaceuticals Inc.	1,381,672	340
*	IsoRay Inc.	801,772	329
^	Altimmune Inc.	137,844	328
*	Osmotica Pharmaceuticals plc	86,306	328
*,^	Entasis Therapeutics Holdings Inc.	49,097	317
*	Aerpio Pharmaceuticals Inc.	339,608	309
*,^	Atossa Genetics Inc.	120,689	308
*,^	Senestech Inc.	162,808	293
*	Moderna Inc.	19,997	293
*,^	VistaGen Therapeutics Inc.	403,384	293
*	Sienna Biopharmaceuticals Inc.	331,110	288
*	Avenue Therapeutics Inc.	45,715	288
*,^	Heat Biologics Inc.	416,742	285
*,^	RA Medical Systems Inc.	78,850	285
*	Rexahn Pharmaceuticals Inc.	54,693	282
*	Prevail Therapeutics Inc.	21,376	282
*	Bridgebio Pharma Inc.	10,436	281
*	Leap Therapeutics Inc.	154,263	276
*,^	PAVmed Inc.	240,525	274
*,^	Unum Therapeutics Inc.	101,693	266
*,^	Acer Therapeutics Inc.	68,311	266
*	Aquestive Therapeutics Inc.	63,426	266
*,^	Precipio Inc.	78,154	264
*	scPharmaceuticals Inc.	80,058	255
*,^	Soleno Therapeutics Inc.	90,496	253
*,^	Avinger Inc.	83,575	253
	Digirad Corp.	36,396	252
*,^	NantHealth Inc.	477,142	251
*,^	Microbot Medical Inc.	46,177	238
*,^	Bellerophon Therapeutics Inc.	392,624	235
*,^	Innovate Biopharmaceuticals Inc.	200,245	232
*,^	Interpace Diagnostics Group Inc.	318,338	231
*	Vical Inc.	261,746	222
*	Bioanalytical Systems Inc.	111,396	219
*,^	Viveve Medical Inc.	570,640	217
*	Eton Pharmaceuticals Inc.	26,962	213
*	AzurRx BioPharma Inc.	124,631	212
*	Strata Skin Sciences Inc.	83,712	208
*,^	AquaBounty Technologies Inc.	67,420	207
*,^	OncoSec Medical Inc.	80,496	204
*,^	Biolase Inc.	133,381	196
*,^	Histogenics Corp.	999,475	191
*	Caladrius Biosciences Inc.	83,015	189
*	Pro-Dex Inc.	14,290	185
*,^	Aytu BioScience Inc.	95,269	180
*,^	Fibrocell Science Inc.	94,542	180
*,^	Adial Pharmaceuticals Inc.	106,632	179
*,^	ElectroCore Inc.	89,247	179
*,^	Biocept Inc.	155,963	173
*	ImmuCell Corp.	26,496	172
*,^	vTv Therapeutics Inc. Class A	118,216	169

31

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	ENDRA Life Sciences Inc.	97,900	167
*	Akero Therapeutics Inc.	8,581	164
*,^	Titan Pharmaceuticals Inc.	121,279	155
*,^	AAC Holdings Inc.	176,440	152
*	Eyenovia Inc.	34,413	148
*	Hookipa Pharma Inc.	21,453	144
*,^	Restoration Robotics Inc.	224,480	137
*	Valeritas Holdings Inc.	51,310	134
*,^	Oncternal Therapeutics Inc.	20,156	134
*	Axcella Health Inc.	14,311	133
*	Xtant Medical Holdings Inc.	44,170	133
*,^	Obalon Therapeutics Inc.	185,922	130
*,^	Immunic Inc.	11,331	130
*	Fulgent Genetics Inc.	19,260	129
*	Streamline Health Solutions Inc.	83,275	126
*	Evoke Pharma Inc.	190,731	119
*	Alpine Immune Sciences Inc.	28,198	119
*	Advaxis Inc.	56,083	117
*,^	Tonix Pharmaceuticals Holding Corp.	85,037	117
*	PLx Pharma Inc.	15,765	114
*,^	Soligenix Inc.	158,107	112
*	Five Star Senior Living Inc.	235,990	109
*,^	Outlook Therapeutics Inc.	51,356	107
*	Cassava Sciences Inc.	87,959	106
*,^	Gemphire Therapeutics Inc.	129,871	105
*	Aevi Genomic Medicine Inc.	631,947	101
*	Ideaya Biosciences Inc.	10,017	100
*	Tracon Pharmaceuticals Inc.	145,455	99
*,^	Yield10 Bioscience Inc.	103,390	98
*	Ligand Pharmaceuticals Inc. Rights Beta CVR	395,811	98
*	Capricor Therapeutics Inc.	29,420	98
*	Cocrystal Pharma Inc.	41,185	97
*,^	Conatus Pharmaceuticals Inc.	362,868	94
*	NanoViricides Inc.	380,907	91
*,^	Trovagene Inc.	36,281	91
*,^	Ohr Pharmaceutical Inc.	26,597	91
	ProPhase Labs Inc.	41,556	89
*,^	Oragenics Inc.	181,667	89
*	SunLink Health Systems Inc.	57,952	85
*,^	Pulmatrix Inc.	87,634	81
*	Retractable Technologies Inc.	109,240	79
*	CynergisTek Inc.	16,115	78
*	Diffusion Pharmaceuticals Inc.	27,343	78
*,^	Myomo Inc.	106,685	75
*,^	Predictive Oncology Inc.	101,040	74
*,^	Co-Diagnostics Inc.	89,233	74
*	Aethlon Medical Inc.	198,054	72
*	Flex Pharma Inc.	119,407	66
*	aTyr Pharma Inc.	177,445	65
*,^	Akers Biosciences Inc.	143,771	65
*	Onconova Therapeutics Inc.	22,581	64
*	InVivo Therapeutics Holdings Corp.	85,892	64
*,^	iBio Inc.	87,761	62
*,^	Armata Pharmaceuticals Inc.	15,151	61
*	Ritter Pharmaceuticals Inc.	56,210	60
*	Cyclacel Pharmaceuticals Inc.	106,172	57
*	Achieve Life Sciences Inc.	29,110	56
*	DiaMedica Therapeutics Inc.	11,200	56
*,^	Navidea Biopharmaceuticals Inc.	84,722	53
*	DarioHealth Corp.	109,199	51
*,^	NovaBay Pharmaceuticals Inc.	29,926	51
*,^	Sonoma Pharmaceuticals Inc.	6,409	49
*,^	Neuralstem Inc.	165,532	49
*	Dare Bioscience Inc.	56,579	48

32

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	SCWorx Corp	7,995	47
*,^	BioPharmX Corp.	74,853	45
*,^,§	Oncternal Therapeutics Inc. CVR	20,155	41
*	ARCA biopharma Inc.	5,605	41
*	Regulus Therapeutics Inc.	32,503	41
*	Soliton Inc.	2,690	40
*	Novus Therapeutics Inc.	37,690	38
*,^	Proteon Therapeutics Inc.	88,184	37
*,^	Cellectar Biosciences Inc.	16,755	37
*,^	Hemispherx Biopharma Inc.	8,214	36
*,^	Xenetic Biosciences Inc.	2,950	33
*	Cancer Genetics Inc.	194,041	32
*	EyeGate Pharmaceuticals Inc.	131,610	32
*	Citius Pharmaceuticals Inc.	28,963	28
*,^	InspireMD Inc.	7,471	25
*	BioNano Genomics Inc.	9,790	24
	Diversicare Healthcare Services Inc.	6,253	23
*,^	SELLAS Life Sciences Group Inc.	206,991	23
*	Vaxart Inc.	33,222	22
*	Allied Healthcare Products Inc.	11,560	22
^	Regional Health Properties Inc.	11,594	20
	Ligand Pharmaceuticals Inc. Rights Glucagon CVR	395,811	20
*,^	Cleveland BioLabs Inc.	13,546	20
*	Aileron Therapeutics Inc.	24,778	18
*	Tenax Therapeutics Inc.	12,200	17
*,^	Attis Industries Inc.	10,309	17
*	Cesca Therapeutics Inc.	5,894	17
*	NanoVibronix Inc.	5,700	17
*,^	Jaguar Health Inc.	3,490	16
*	American Shared Hospital Services	5,681	16
*,^	OpGen Inc.	41,396	16
*,^	MYnd Analytics Inc.	11,697	15
*	Biomerica Inc.	4,818	13
*,^	Phio Pharmaceuticals Corp.	26,460	10
*,^	Synthetic Biologics Inc.	18,146	10
*,^	CHF Solutions Inc.	2,361	7
*,^	ContraVir Pharmaceuticals Inc.	1,445	6
*	Ligand Pharmaceuticals Inc. Rights General CVR	395,811	5
*	NeuroMetrix Inc.	11,900	5
*	SiNtx Technologies Inc.	52,791	4
*	Milestone Scientific Inc.	10,165	4
*	Nobilis Health Corp.	23,011	3
*	Micron Solutions Inc.	1,204	3
*	Cytori Therapeutics Inc.	9,598	2
*,§	Ligand Pharmaceuticals Inc. Rights Roche CVR	395,811	2
	Adynxx Inc.	1	—
*	MabVax Therapeutics Holdings Inc.	2	—
			8,870,291
Industrials (13.6%)
*	CoStar Group Inc.	502,328	278,320
	TransUnion	2,571,972	189,066
	IDEX Corp.	1,038,441	178,757
*	Teledyne Technologies Inc.	497,960	136,376
	Lennox International Inc.	483,876	133,066
	Old Dominion Freight Line Inc.	887,779	132,510
*,^	Uber Technologies Inc.	2,773,722	128,645
	Spirit AeroSystems Holdings Inc. Class A	1,420,534	115,589
	Graco Inc.	2,289,950	114,910
	Carlisle Cos. Inc.	783,823	110,057
*	Sensata Technologies Holding plc	2,219,948	108,777
*	Middleby Corp.	764,378	103,726
	HEICO Corp. Class A	995,080	102,861
	Nordson Corp.	710,084	100,342
	Toro Co.	1,469,541	98,312

33

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Hubbell Inc. Class B	746,625	97,360
	Hexcel Corp.	1,166,179	94,321
*	HD Supply Holdings Inc.	2,340,609	94,280
*	WABCO Holdings Inc.	703,201	93,244
	Donaldson Co. Inc.	1,750,095	89,010
	Woodward Inc.	767,692	86,872
	Owens Corning	1,489,459	86,686
*	AECOM	2,156,317	81,617
	Oshkosh Corp.	956,360	79,846
	ManpowerGroup Inc.	820,743	79,284
	ITT Inc.	1,204,637	78,880
*	Genesee & Wyoming Inc. Class A	778,262	77,826
	Allison Transmission Holdings Inc.	1,645,508	76,269
*	JetBlue Airways Corp.	4,123,010	76,234
	Acuity Brands Inc.	547,381	75,489
	HEICO Corp.	561,436	75,126
	Curtiss-Wright Corp.	586,599	74,574
	Watsco Inc.	445,671	72,881
*,^	XPO Logistics Inc.	1,260,402	72,864
*	IAA Inc.	1,822,233	70,666
	Lincoln Electric Holdings Inc.	856,686	70,522
	AGCO Corp.	889,476	68,997
	BWX Technologies Inc.	1,305,871	68,036
	EMCOR Group Inc.	768,804	67,732
	Armstrong World Industries Inc.	670,180	65,141
	Fluor Corp.	1,913,815	64,476
	Insperity Inc.	516,549	63,091
*	Gardner Denver Holdings Inc.	1,773,785	61,373
	Landstar System Inc.	552,195	59,632
*	Generac Holdings Inc.	857,660	59,530
	Tetra Tech Inc.	754,897	59,297
	Air Lease Corp. Class A	1,424,448	58,887
*	Kirby Corp.	743,468	58,734
	Crane Co.	700,409	58,442
*	Trex Co. Inc.	802,157	57,515
*	RBC Bearings Inc.	340,728	56,837
*	Stericycle Inc.	1,183,331	56,504
^	Knight-Swift Transportation Holdings Inc.	1,708,241	56,099
	Brink’s Co.	689,878	56,004
	nVent Electric plc	2,177,817	53,988
*	Mercury Systems Inc.	759,762	53,449
	John Bean Technologies Corp.	437,814	53,032
*	Axon Enterprise Inc.	815,260	52,348
	MSA Safety Inc.	482,989	50,902
*	Clean Harbors Inc.	703,160	49,995
	Timken Co.	943,511	48,440
	Regal Beloit Corp.	592,259	48,393
	MSC Industrial Direct Co. Inc. Class A	622,438	46,222
	KAR Auction Services Inc.	1,829,733	45,743
*	Spirit Airlines Inc.	946,993	45,200
*	Aerojet Rocketdyne Holdings Inc.	997,909	44,676
*	FTI Consulting Inc.	526,021	44,102
*	ASGN Inc.	726,153	44,005
*	MasTec Inc.	849,651	43,782
*	Rexnord Corp.	1,438,604	43,475
	Macquarie Infrastructure Corp.	1,060,183	42,980
	Ryder System Inc.	733,750	42,778
	SkyWest Inc.	701,936	42,586
*	Proto Labs Inc.	366,414	42,511
	Moog Inc. Class A	449,668	42,093
	Exponent Inc.	717,347	41,993
	Kennametal Inc.	1,129,440	41,778
*	TriNet Group Inc.	595,247	40,358
*	Univar Inc.	1,819,912	40,111

34

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	EnerSys	581,058	39,802
	AMERCO	104,886	39,705
	UniFirst Corp.	209,310	39,470
*	SiteOne Landscape Supply Inc.	568,044	39,365
	GATX Corp.	494,300	39,193
	Valmont Industries Inc.	299,770	38,014
*	Resideo Technologies Inc.	1,693,364	37,119
	ABM Industries Inc.	919,135	36,765
	Trinity Industries Inc.	1,769,059	36,708
	Barnes Group Inc.	651,493	36,705
	Herman Miller Inc.	816,653	36,504
*	Colfax Corp.	1,301,921	36,493
	Simpson Manufacturing Co. Inc.	547,139	36,363
	Watts Water Technologies Inc. Class A	384,710	35,847
*	Beacon Roofing Supply Inc.	949,745	34,875
*	Chart Industries Inc.	451,444	34,707
	Albany International Corp. Class A	417,867	34,645
	Hillenbrand Inc.	864,564	34,211
	Brady Corp. Class A	687,296	33,897
	Applied Industrial Technologies Inc.	525,221	32,317
	Universal Forest Products Inc.	846,657	32,224
	Altra Industrial Motion Corp.	888,147	31,867
*	Advanced Disposal Services Inc.	993,536	31,704
	Granite Construction Inc.	647,782	31,210
*	Navistar International Corp.	905,166	31,183
	Healthcare Services Group Inc.	1,021,402	30,969
	Korn Ferry	768,729	30,803
*	Avis Budget Group Inc.	875,486	30,782
*	Harsco Corp.	1,102,839	30,262
*,^	Lyft Inc. Class A	460,085	30,232
*	Welbilt Inc.	1,803,907	30,125
*	WESCO International Inc.	589,569	29,862
	ESCO Technologies Inc.	353,525	29,208
	Covanta Holding Corp.	1,584,793	28,384
	AAON Inc.	563,489	28,276
*	Kratos Defense & Security Solutions Inc.	1,223,094	27,997
*	Meritor Inc.	1,153,045	27,961
*	WageWorks Inc.	548,941	27,881
*	Builders FirstSource Inc.	1,588,031	26,774
	Terex Corp.	852,465	26,767
	Triton International Ltd.	808,075	26,473
	Comfort Systems USA Inc.	508,419	25,924
	Cubic Corp.	398,584	25,701
	Allegiant Travel Co. Class A	178,759	25,652
*	Dycom Industries Inc.	432,121	25,439
	Franklin Electric Co. Inc.	535,344	25,429
	Arcosa Inc.	669,995	25,212
	Kaman Corp.	389,595	24,813
*	SPX FLOW Inc.	587,633	24,598
	Deluxe Corp.	603,819	24,551
*	Casella Waste Systems Inc. Class A	593,247	23,510
	Forward Air Corp.	395,696	23,405
*	Saia Inc.	359,751	23,265
	Matson Inc.	594,867	23,111
	Mueller Industries Inc.	784,855	22,973
	Federal Signal Corp.	836,449	22,375
*	NOW Inc.	1,503,725	22,195
	Mueller Water Products Inc. Class A	2,187,898	21,485
	Actuant Corp. Class A	847,264	21,021
	Steelcase Inc. Class A	1,220,020	20,862
	HNI Corp.	583,318	20,638
	McGrath RentCorp	323,841	20,127
*	Air Transport Services Group Inc.	823,280	20,088
*	SPX Corp.	607,163	20,048

35

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*,^	Enphase Energy Inc.	1,089,192	19,856
*	MRC Global Inc.	1,159,106	19,844
*	Sunrun Inc.	1,055,400	19,799
*	TriMas Corp.	638,235	19,766
*	Hub Group Inc. Class A	470,264	19,742
*	JELD-WEN Holding Inc.	908,417	19,286
*	BMC Stock Holdings Inc.	903,803	19,161
	Viad Corp.	285,085	18,884
	Mobile Mini Inc.	619,564	18,853
	Advanced Drainage Systems Inc.	574,057	18,823
	Helios Technologies Inc.	402,850	18,696
	ICF International Inc.	253,632	18,464
	EnPro Industries Inc.	288,586	18,423
	US Ecology Inc.	308,519	18,369
	Hawaiian Holdings Inc.	665,715	18,261
*	Masonite International Corp.	345,853	18,220
*	Gibraltar Industries Inc.	447,410	18,057
	Werner Enterprises Inc.	580,500	18,042
*	American Woodmark Corp.	207,175	17,531
	Raven Industries Inc.	483,824	17,360
	Encore Wire Corp.	290,964	17,045
*	Aerovironment Inc.	295,731	16,789
	AAR Corp.	455,248	16,749
	AZZ Inc.	362,944	16,703
*	Atkore International Group Inc.	637,613	16,495
	Knoll Inc.	697,055	16,018
*	Huron Consulting Group Inc.	317,226	15,982
	Triumph Group Inc.	693,782	15,888
	Apogee Enterprises Inc.	365,667	15,885
*	Atlas Air Worldwide Holdings Inc.	351,243	15,679
	Tennant Co.	254,278	15,562
*	Patrick Industries Inc.	313,958	15,444
*	Herc Holdings Inc.	333,470	15,283
	Aircastle Ltd.	708,304	15,059
	Rush Enterprises Inc. Class A	411,437	15,026
	Matthews International Corp. Class A	425,723	14,836
*	CBIZ Inc.	747,200	14,638
	CSW Industrials Inc.	210,865	14,370
	Kadant Inc.	155,401	14,112
*	Astronics Corp.	343,574	13,819
*	Upwork Inc.	847,210	13,623
	Greenbrier Cos. Inc.	445,774	13,552
	Alamo Group Inc.	135,294	13,520
*	Milacron Holdings Corp.	976,049	13,469
*	PGT Innovations Inc.	804,866	13,457
	Global Brass & Copper Holdings Inc.	303,503	13,272
	Standex International Corp.	176,896	12,938
	Douglas Dynamics Inc.	322,741	12,842
	H&E Equipment Services Inc.	441,348	12,839
	Interface Inc. Class A	834,627	12,795
*	CIRCOR International Inc.	276,203	12,705
	Wabash National Corp.	768,068	12,496
*	TrueBlue Inc.	561,394	12,384
	Lindsay Corp.	150,163	12,345
	Navigant Consulting Inc.	529,097	12,270
	Columbus McKinnon Corp.	289,997	12,171
*	Continental Building Products Inc.	457,607	12,159
*,^	Hertz Global Holdings Inc.	760,458	12,137
	Heartland Express Inc.	671,250	12,129
	Primoris Services Corp.	578,634	12,111
*	Thermon Group Holdings Inc.	463,689	11,894
*	Evoqua Water Technologies Corp.	809,774	11,531
	ACCO Brands Corp.	1,369,272	10,776
	Kelly Services Inc. Class A	409,579	10,727

36

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Kforce Inc.	303,921	10,665
*	NV5 Global Inc.	130,894	10,655
*	SP Plus Corp.	325,365	10,389
^	ADT Inc.	1,692,315	10,357
	Astec Industries Inc.	316,719	10,312
*	Wesco Aircraft Holdings Inc.	906,593	10,063
	ArcBest Corp.	355,262	9,986
*	GMS Inc.	451,447	9,932
*	Great Lakes Dredge & Dock Corp.	883,286	9,751
	GrafTech International Ltd.	842,971	9,694
	Multi-Color Corp.	193,902	9,689
*	Parsons Corp.	257,203	9,480
	Marten Transport Ltd.	507,584	9,213
	Gorman-Rupp Co.	272,887	8,959
	Quanex Building Products Corp.	471,287	8,903
*	Manitowoc Co. Inc.	497,994	8,864
*	MYR Group Inc.	236,547	8,835
	Barrett Business Services Inc.	105,311	8,699
*	DXP Enterprises Inc.	225,236	8,534
	Argan Inc.	209,119	8,482
*	WillScot Corp. Class A	560,887	8,436
	Kimball International Inc. Class B	481,634	8,395
	Pitney Bowes Inc.	1,946,665	8,332
	Griffon Corp.	488,797	8,270
*	Aegion Corp. Class A	442,155	8,136
*	Echo Global Logistics Inc.	388,908	8,116
	Heidrick & Struggles International Inc.	265,109	7,945
	Ennis Inc.	377,531	7,747
*	Tutor Perini Corp.	548,019	7,601
	Hyster-Yale Materials Handling Inc.	134,678	7,442
*,^	Plug Power Inc.	3,270,797	7,359
*	Gates Industrial Corp. plc	644,511	7,354
	Schneider National Inc. Class B	386,988	7,059
*	Vicor Corp.	225,742	7,009
	Forrester Research Inc.	148,225	6,971
*	Ducommun Inc.	150,412	6,779
	Resources Connection Inc.	419,209	6,712
	National Presto Industries Inc.	71,536	6,674
*	Team Inc.	429,980	6,587
*	Vectrus Inc.	157,899	6,404
*	TPI Composites Inc.	254,188	6,284
	Briggs & Stratton Corp.	590,188	6,044
	REV Group Inc.	414,881	5,978
*	BrightView Holdings Inc.	313,021	5,857
*	Franklin Covey Co.	170,986	5,813
	NN Inc.	595,219	5,809
*	CAI International Inc.	225,630	5,600
*	Titan Machinery Inc.	263,805	5,429
*	Eagle Bulk Shipping Inc.	1,035,196	5,424
	Insteel Industries Inc.	258,827	5,389
*	Heritage-Crystal Clean Inc.	197,508	5,196
*	Willdan Group Inc.	136,737	5,093
*	Lydall Inc.	249,888	5,048
	Powell Industries Inc.	127,617	4,849
	Miller Industries Inc.	157,696	4,849
*	Sterling Construction Co. Inc.	360,142	4,833
	Spartan Motors Inc.	436,711	4,786
	Systemax Inc.	212,044	4,699
*,^	Energy Recovery Inc.	449,269	4,681
*	Foundation Building Materials Inc.	256,175	4,555
	CRA International Inc.	116,378	4,461
*,^	Vivint Solar Inc.	595,174	4,345
*	Blue Bird Corp.	212,481	4,184
	Allied Motion Technologies Inc.	110,321	4,181

37

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Park-Ohio Holdings Corp.	122,523	3,993
*	Ameresco Inc. Class A	265,818	3,915
*	CECO Environmental Corp.	405,054	3,884
*	Northwest Pipe Co.	145,708	3,756
*	Mistras Group Inc.	256,128	3,681
*,^	Bloom Energy Corp. Class A	298,304	3,660
	Titan International Inc.	718,133	3,512
*	Veritiv Corp.	180,572	3,507
*	GP Strategies Corp.	229,215	3,457
*	Cornerstone Building Brands Inc.	591,296	3,447
	VSE Corp.	119,814	3,437
	Quad/Graphics Inc.	433,213	3,427
*	LB Foster Co. Class A	121,297	3,316
*	Lawson Products Inc.	89,549	3,289
*	PICO Holdings Inc.	275,713	3,204
*	Commercial Vehicle Group Inc.	393,450	3,155
*	Radiant Logistics Inc.	512,777	3,148
*	Willis Lease Finance Corp.	52,770	3,078
	Hurco Cos. Inc.	85,093	3,026
*	Daseke Inc.	837,062	3,013
	Universal Logistics Holdings Inc.	125,159	2,812
	Graham Corp.	137,367	2,776
	Omega Flex Inc.	35,544	2,730
*	Covenant Transportation Group Inc. Class A	183,395	2,698
*,^	BlueLinx Holdings Inc.	130,889	2,593
^	EVI Industries Inc.	66,865	2,559
*	Acacia Research Corp.	832,773	2,465
*	Construction Partners Inc. Class A	163,158	2,451
*,^	Armstrong Flooring Inc.	247,468	2,438
*	InnerWorkings Inc.	632,092	2,415
*	American Superconductor Corp.	257,432	2,389
	Eastern Co.	83,819	2,349
	BG Staffing Inc.	120,410	2,273
*,^	LiqTech International Inc.	226,799	2,248
*	Concrete Pumping Holdings Inc.	414,714	2,123
*	PAM Transportation Services Inc.	33,178	2,057
*	IES Holdings Inc.	107,279	2,022
*	General Finance Corp.	238,390	1,995
	RR Donnelley & Sons Co.	1,002,865	1,976
*	Twin Disc Inc.	130,235	1,967
*	YRC Worldwide Inc.	476,564	1,921
*	Transcat Inc.	74,035	1,895
	Preformed Line Products Co.	33,964	1,886
*	Genco Shipping & Trading Ltd.	215,869	1,822
	LSC Communications Inc.	474,322	1,741
*	Hill International Inc.	611,000	1,650
*	Gencor Industries Inc.	115,798	1,505
*	NRC Group Holdings Corp.	134,300	1,493
*	Mesa Air Group Inc.	162,844	1,488
*,^	Hertz Global Holdings Inc. Rights Exp. 07/12/2019	757,859	1,478
	Rush Enterprises Inc. Class B	37,656	1,390
*,^	ExOne Co.	146,250	1,363
*,^	HC2 Holdings Inc.	560,094	1,322
*,^	Aqua Metals Inc.	775,256	1,295
	LSI Industries Inc.	349,060	1,274
*	CPI Aerostructures Inc.	150,962	1,270
*	Houston Wire & Cable Co.	241,458	1,265
*,^	Energous Corp.	288,282	1,260
*	US Xpress Enterprises Inc. Class A	244,109	1,255
*	Orion Group Holdings Inc.	468,147	1,255
*	FreightCar America Inc.	208,190	1,222
*	Manitex International Inc.	197,034	1,204
*	ARC Document Solutions Inc.	549,008	1,120
*	Ultralife Corp.	137,561	1,094

38

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	USA Truck Inc.	108,077	1,093
*	Orion Energy Systems Inc.	364,891	1,084
*	Tecogen Inc.	235,717	884
*,^	Red Violet Inc.	68,272	847
*,^	Babcock & Wilcox Enterprises Inc.	2,371,550	813
	Virco Manufacturing Corp.	163,028	761
*	India Globalization Capital Inc.	454,110	745
*,^	Capstone Turbine Corp.	910,478	716
*	Goldfield Corp.	302,912	697
	Pangaea Logistics Solutions Ltd.	198,063	663
*	Huttig Building Products Inc.	247,746	639
*	Arotech Corp.	307,745	612
*	Perma-Pipe International Holdings Inc.	63,262	576
*	Alpha Pro Tech Ltd.	166,676	568
*	Innovative Solutions & Support Inc.	110,868	565
	Acme United Corp.	23,391	528
*	DLH Holdings Corp.	98,035	498
*	NL Industries Inc.	135,037	493
*,^	Odyssey Marine Exploration Inc.	84,811	492
*	Roadrunner Transportation Systems Inc.	50,179	479
	Ecology and Environment Inc.	40,958	446
*	Volt Information Sciences Inc.	98,513	442
*,^	Hudson Technologies Inc.	511,921	440
*	Jewett-Cameron Trading Co. Ltd.	47,428	394
*	AMREP Corp.	56,720	389
*	Taylor Devices Inc.	36,095	387
*	Charah Solutions Inc.	68,591	377
*	Performant Financial Corp.	350,863	368
*	RCM Technologies Inc.	90,641	363
*	Perma-Fix Environmental Services	86,290	337
*,^	Infrastructure and Energy Alternatives Inc.	156,991	320
*	Broadwind Energy Inc.	137,005	304
*	LS Starrett Co. Class A	44,550	295
*	Fuel Tech Inc.	210,035	294
*	Mastech Digital Inc.	60,874	289
*	Patriot Transportation Holding Inc.	13,915	236
*	Air T Inc.	13,344	233
	Hudson Global Inc.	18,306	228
*,^	Lightbridge Corp.	296,381	197
	Servotronics Inc.	19,902	191
*	ASV Holdings Inc.	27,820	191
*,^	Astrotech Corp.	58,922	147
*	Jason Industries Inc.	213,911	139
*,^	Sunworks Inc.	250,715	137
*	Air Industries Group	101,401	111
*	Polar Power Inc.	26,498	110
*	Limbach Holdings Inc.	12,049	110
	Espey Manufacturing & Electronics Corp.	4,029	100
*,^	Sigma Labs Inc.	70,539	99
*	SIFCO Industries Inc.	33,067	96
*,^	FTE Networks Inc.	82,837	84
*	Pioneer Power Solutions Inc.	17,498	83
	Chicago Rivet & Machine Co.	2,905	83
*	Avalon Holdings Corp. Class A	25,600	64
*	American Electric Technologies Inc.	80,860	57
*	Document Security Systems Inc.	111,407	56
*,^	Spherix Inc.	20,739	52
^	Staffing 360 Solutions Inc.	31,036	48
	CompX International Inc.	2,808	47
*	Industrial Services of America Inc.	43,054	42
*,^	Revolution Lighting Technologies Inc.	157,430	39
*	MICT Inc.	48,420	37
*,^	Ocean Power Technologies Inc.	18,163	35
*	BioHiTech Global Inc.	19,232	34

39

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*,^	Ideal Power Inc.	95,702	30
*	Energy Focus Inc.	63,555	26
*,^	ShiftPixy Inc.	46,515	23
*,^	FuelCell Energy Inc.	127,579	22
*	GEE Group Inc.	27,339	22
*	Continental Materials Corp.	1,122	18
*,^	AgEagle Aerial Systems Inc.	37,367	11
*	Quest Resource Holding Corp.	3,589	10
*	Art’s-Way Manufacturing Co. Inc.	4,243	9
*	DPW Holdings Inc.	28,499	9
*,^	SG Blocks Inc.	11,720	8
*	AeroCentury Corp.	800	6
*	Air T Inc. Warrants Exp. 06/07/2020	36,997	3
*	VirTra Inc.	1,100	3
*	ARC Group Worldwide Inc.	4,700	2
			9,486,836
Information Technology (19.6%)
*	ServiceNow Inc.	2,540,261	697,479
*	Worldpay Inc. Class A	4,279,424	524,443
*	Workday Inc. Class A	2,230,805	458,609
*	Square Inc.	4,340,875	314,844
*	Palo Alto Networks Inc.	1,319,920	268,947
*	Splunk Inc.	2,062,647	259,378
	CDW Corp.	2,005,484	222,609
*	Twilio Inc. Class A	1,608,364	219,300
*	First Data Corp. Class A	7,907,607	214,059
	Marvell Technology Group Ltd.	8,161,857	194,823
*	Okta Inc.	1,429,729	176,586
	VMware Inc. Class A	1,047,476	175,148
	SS&C Technologies Holdings Inc.	2,992,567	172,402
*	GoDaddy Inc. Class A	2,409,007	168,992
*	Tableau Software Inc. Class A	988,673	164,139
	Leidos Holdings Inc.	1,985,554	158,546
*	Trimble Inc.	3,460,103	156,085
*	Zebra Technologies Corp.	740,534	155,134
*	Paycom Software Inc.	677,786	153,668
*	Zendesk Inc.	1,507,100	134,177
*	PTC Inc.	1,421,984	127,637
	Booz Allen Hamilton Holding Corp. Class A	1,923,978	127,387
*	Fair Isaac Corp.	399,485	125,446
*	WEX Inc.	594,609	123,738
*	EPAM Systems Inc.	712,122	123,268
*	Euronet Worldwide Inc.	715,026	120,296
*	Aspen Technology Inc.	949,379	117,989
*	Black Knight Inc.	1,961,218	117,967
*	Trade Desk Inc. Class A	502,834	114,536
*	ON Semiconductor Corp.	5,666,120	114,512
*	Tyler Technologies Inc.	528,513	114,169
*	Guidewire Software Inc.	1,117,753	113,318
	Cognex Corp.	2,355,242	113,004
	Teradyne Inc.	2,351,803	112,675
	Cypress Semiconductor Corp.	5,039,347	112,075
*	RingCentral Inc. Class A	967,909	111,232
	Universal Display Corp.	584,117	109,849
*	Dell Technologies Inc.	2,050,085	104,144
*	Coupa Software Inc.	751,800	95,185
*	Proofpoint Inc.	767,039	92,236
*	HubSpot Inc.	538,785	91,874
	Sabre Corp.	3,773,862	83,780
*	Arrow Electronics Inc.	1,162,186	82,829
	CDK Global Inc.	1,674,203	82,773
*	Cree Inc.	1,448,168	81,358
*	Ciena Corp.	1,967,394	80,919
	Genpact Ltd.	2,084,919	79,415

40

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Versum Materials Inc.	1,509,767	77,874
	Monolithic Power Systems Inc.	545,414	74,056
	Entegris Inc.	1,873,703	69,927
*	Alteryx Inc. Class A	640,233	69,862
*	CACI International Inc. Class A	340,924	69,750
*	First Solar Inc.	1,044,773	68,621
*	MongoDB Inc.	449,966	68,435
*	Dropbox Inc. Class A	2,679,699	67,126
	Avnet Inc.	1,461,421	66,159
	National Instruments Corp.	1,544,596	64,858
	MAXIMUS Inc.	878,393	63,719
*	Nuance Communications Inc.	3,984,333	63,630
*	ViaSat Inc.	784,665	63,417
*	Silicon Laboratories Inc.	599,091	61,946
*	Manhattan Associates Inc.	887,206	61,510
	Jabil Inc.	1,910,947	60,386
	Science Applications International Corp.	696,735	60,309
	Littelfuse Inc.	338,153	59,823
*	RealPage Inc.	1,013,769	59,660
	MKS Instruments Inc.	750,892	58,487
*	Teradata Corp.	1,616,995	57,969
	Dolby Laboratories Inc. Class A	884,849	57,161
	j2 Global Inc.	640,793	56,960
	Blackbaud Inc.	675,630	56,415
*	Lumentum Holdings Inc.	1,051,589	56,165
	SYNNEX Corp.	569,369	56,026
*	New Relic Inc.	638,377	55,226
*	ACI Worldwide Inc.	1,528,935	52,504
*	Tech Data Corp.	501,493	52,456
*	NCR Corp.	1,647,577	51,240
	LogMeIn Inc.	684,107	50,405
*	Q2 Holdings Inc.	645,912	49,322
*	Verint Systems Inc.	906,641	48,759
	KBR Inc.	1,948,674	48,600
*	Ceridian HCM Holding Inc.	930,201	46,696
*	CoreLogic Inc.	1,108,900	46,385
*	LiveRamp Holdings Inc.	948,473	45,982
*	Envestnet Inc.	667,538	45,640
*	Coherent Inc.	330,275	45,040
	Perspecta Inc.	1,920,472	44,958
	Cabot Microelectronics Corp.	401,704	44,220
*	Avalara Inc.	611,967	44,184
*	Rogers Corp.	255,528	44,099
*	Semtech Corp.	914,234	43,929
*	Cornerstone OnDemand Inc.	746,856	43,265
*	Novanta Inc.	456,999	43,095
*	Five9 Inc.	818,403	41,976
*	Viavi Solutions Inc.	3,150,574	41,871
*	FireEye Inc.	2,824,579	41,832
*	CommScope Holding Co. Inc.	2,654,703	41,758
*	Paylocity Holding Corp.	440,920	41,367
*	Qualys Inc.	462,977	40,316
*	Smartsheet Inc. Class A	826,269	39,991
*	SolarEdge Technologies Inc.	615,868	38,467
	Brooks Automation Inc.	989,528	38,344
*	Pure Storage Inc. Class A	2,476,751	37,820
*,^	Finisar Corp.	1,625,761	37,181
	Pegasystems Inc.	509,860	36,307
*	Everbridge Inc.	401,200	35,875
*	Box Inc.	2,001,298	35,243
*	Cirrus Logic Inc.	796,218	34,795
*	Blackline Inc.	646,526	34,596
^	Ubiquiti Networks Inc.	262,480	34,516
*	Rapid7 Inc.	575,021	33,259

41

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Belden Inc.	545,887	32,518
	Power Integrations Inc.	403,902	32,385
*	8x8 Inc.	1,329,020	32,029
*	ExlService Holdings Inc.	474,962	31,409
*	Inphi Corp.	618,755	31,000
*	PROS Holdings Inc.	487,759	30,856
	Vishay Intertechnology Inc.	1,827,871	30,196
*	II-VI Inc.	824,088	30,129
*	Advanced Energy Industries Inc.	529,895	29,817
*	2U Inc.	789,102	29,702
*,^	Zoom Video Communications Inc. Class A	332,048	29,483
*	EchoStar Corp. Class A	662,082	29,343
*	Insight Enterprises Inc.	496,564	28,900
*	Sanmina Corp.	951,701	28,817
*	Itron Inc.	455,026	28,471
*	Nutanix Inc.	1,083,508	28,106
	InterDigital Inc.	432,499	27,853
	EVERTEC Inc.	829,765	27,133
*	Lattice Semiconductor Corp.	1,817,662	26,520
*	OSI Systems Inc.	234,987	26,467
	Progress Software Corp.	605,477	26,411
*	CommVault Systems Inc.	527,016	26,151
*	Alarm.com Holdings Inc.	487,508	26,082
*	Varonis Systems Inc.	412,967	25,579
*	Fabrinet	511,654	25,414
*	SPS Commerce Inc.	247,564	25,303
	ManTech International Corp. Class A	371,300	24,450
	Badger Meter Inc.	407,933	24,349
*	Plexus Corp.	416,993	24,340
*	NetScout Systems Inc.	956,582	24,288
*	Conduent Inc.	2,525,139	24,216
*	Anixter International Inc.	404,837	24,173
*	Pluralsight Inc. Class A	776,254	23,536
*	Yext Inc.	1,152,782	23,159
*	LivePerson Inc.	822,160	23,053
*	Bottomline Technologies DE Inc.	521,058	23,052
*	Knowles Corp.	1,257,990	23,034
	CSG Systems International Inc.	461,351	22,528
*	Electronics For Imaging Inc.	589,039	21,741
*	Workiva Inc.	364,238	21,159
*,^	Verra Mobility Corp. Class A	1,607,335	21,040
*	MaxLinear Inc.	882,039	20,675
	Kulicke & Soffa Industries Inc.	877,553	19,789
*	Cray Inc.	567,807	19,771
*	Diodes Inc.	541,624	19,699
*	Instructure Inc.	448,455	19,059
*	Acacia Communications Inc.	391,394	18,458
*	Rambus Inc.	1,519,989	18,301
*	SailPoint Technologies Holding Inc.	896,966	17,975
*	Virtusa Corp.	386,824	17,187
*	Avaya Holdings Corp.	1,441,451	17,168
*	ForeScout Technologies Inc.	499,253	16,905
	Plantronics Inc.	453,723	16,806
*	DocuSign Inc. Class A	336,658	16,735
*	MicroStrategy Inc. Class A	115,204	16,510
*	Appfolio Inc.	159,681	16,331
*	Cloudera Inc.	3,103,917	16,327
*	FormFactor Inc.	1,038,263	16,270
*	Perficient Inc.	461,052	15,823
*	Zscaler Inc.	205,148	15,723
*,^	Appian Corp. Class A	428,505	15,456
^	Ebix Inc.	306,684	15,402
*	Altair Engineering Inc. Class A	378,791	15,299
*	Sykes Enterprises Inc.	549,919	15,101

42

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	KEMET Corp.	802,744	15,100
	NIC Inc.	933,888	14,980
	Methode Electronics Inc.	515,778	14,736
	MTS Systems Corp.	251,592	14,726
*,^	3D Systems Corp.	1,602,703	14,585
*	Cardtronics plc Class A	519,341	14,188
	Xperi Corp.	678,093	13,962
*	Synaptics Inc.	476,560	13,887
	Benchmark Electronics Inc.	539,100	13,542
*	Amkor Technology Inc.	1,793,368	13,378
*	ePlus Inc.	192,721	13,286
*	TTM Technologies Inc.	1,300,324	13,263
*	Upland Software Inc.	290,432	13,223
*	Evo Payments Inc. Class A	413,119	13,026
	CTS Corp.	464,751	12,818
	TiVo Corp.	1,734,768	12,785
*	FARO Technologies Inc.	242,611	12,756
*	Fitbit Inc. Class A	2,882,945	12,685
*	Cision Ltd.	1,061,197	12,448
*	Rudolph Technologies Inc.	435,229	12,025
*	Nanometrics Inc.	341,955	11,869
*	ScanSource Inc.	362,237	11,794
*	Carbonite Inc.	451,491	11,757
*	Anaplan Inc.	227,139	11,464
*	Pivotal Software Inc. Class A	1,080,984	11,415
	AVX Corp.	670,534	11,131
*	NETGEAR Inc.	439,890	11,125
*	Carbon Black Inc.	647,439	10,825
*	Extreme Networks Inc.	1,631,272	10,554
	ADTRAN Inc.	671,155	10,235
*	Benefitfocus Inc.	361,186	9,806
	Monotype Imaging Holdings Inc.	579,629	9,761
*	Diebold Nixdorf Inc.	1,058,877	9,699
	Switch Inc.	726,694	9,512
*	MACOM Technology Solutions Holdings Inc.	627,275	9,491
	Comtech Telecommunications Corp.	336,727	9,465
	TTEC Holdings Inc.	197,204	9,188
*,^	SunPower Corp. Class A	856,598	9,157
	Presidio Inc.	668,238	9,135
*	Control4 Corp.	369,637	8,779
	Cohu Inc.	562,943	8,686
*	Veeco Instruments Inc.	676,835	8,271
*,^	GTT Communications Inc.	466,279	8,206
	Cass Information Systems Inc.	169,173	8,201
*	Photronics Inc.	941,151	7,717
*,^	GreenSky Inc. Class A	625,206	7,684
*	Ultra Clean Holdings Inc.	547,365	7,619
*	CEVA Inc.	308,619	7,515
*	Elastic NV	100,430	7,498
*,^	Digimarc Corp.	168,748	7,491
*,^	Ichor Holdings Ltd.	312,595	7,390
*	Model N Inc.	376,527	7,342
*	Vishay Precision Group Inc.	179,831	7,307
*	Harmonic Inc.	1,273,148	7,066
*	Zix Corp.	770,769	7,006
*	Unisys Corp.	704,327	6,846
*	Axcelis Technologies Inc.	452,431	6,809
*	MobileIron Inc.	1,061,465	6,581
	Hackett Group Inc.	384,260	6,452
*	OneSpan Inc.	439,119	6,222
*	Infinera Corp.	2,117,821	6,163
*,^	USA Technologies Inc.	820,384	6,095
*,^	Impinj Inc.	212,020	6,068
*	Kimball Electronics Inc.	372,567	6,050

43

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*,^	Pagerduty Inc.	127,773	6,012
	QAD Inc. Class A	144,033	5,792
	PC Connection Inc.	164,234	5,745
*,^	Paysign Inc.	416,555	5,569
*	Agilysys Inc.	258,965	5,560
*	CalAmp Corp.	471,963	5,512
*	Endurance International Group Holdings Inc.	1,132,294	5,435
*	A10 Networks Inc.	776,720	5,297
	American Software Inc. Class A	398,092	5,235
*,^	VirnetX Holding Corp.	838,417	5,207
*	PDF Solutions Inc.	395,886	5,194
*	Digi International Inc.	392,806	4,981
*	I3 Verticals Inc. Class A	168,929	4,975
*	Mitek Systems Inc.	498,818	4,958
*	Brightcove Inc.	474,688	4,903
*	Napco Security Technologies Inc.	162,086	4,811
*,^	ShotSpotter Inc.	107,109	4,734
*	Aquantia Corp.	360,151	4,693
	NVE Corp.	66,834	4,654
	Park Electrochemical Corp.	276,608	4,617
*	Synchronoss Technologies Inc.	561,682	4,443
*	Tenable Holdings Inc.	155,628	4,442
*	Limelight Networks Inc.	1,613,710	4,357
*	Calix Inc.	657,503	4,313
*	Amber Road Inc.	329,680	4,306
*	Avid Technology Inc.	471,755	4,302
*	PCM Inc.	122,613	4,296
*	Arlo Technologies Inc.	1,060,789	4,254
*	Telenav Inc.	528,587	4,229
*,^	Digital Turbine Inc.	834,473	4,172
*	PAR Technology Corp.	147,298	4,154
*	DSP Group Inc.	283,393	4,069
*	SMART Global Holdings Inc.	176,381	4,055
*	Slack Technologies Inc. Class A	104,484	3,918
*	Domo Inc.	139,448	3,810
*	Ribbon Communications Inc.	755,273	3,693
*	SVMK Inc.	215,476	3,557
*	GTY Technology Holdings Inc.	515,700	3,533
	Daktronics Inc.	570,420	3,519
*,^	Inseego Corp.	711,062	3,406
*	Immersion Corp.	438,486	3,337
*	ChannelAdvisor Corp.	370,477	3,245
*	Zuora Inc. Class A	201,872	3,093
*	Fastly Inc. Class A	151,591	3,074
*	Adesto Technologies Corp.	351,727	2,867
*	International Money Express Inc.	201,488	2,841
*,^	Applied Optoelectronics Inc.	265,593	2,730
*	Telaria Inc.	360,008	2,707
*	Casa Systems Inc.	417,168	2,682
*	Alpha & Omega Semiconductor Ltd.	286,392	2,675
	Bel Fuse Inc. Class B	153,335	2,633
*	Iteris Inc.	469,089	2,425
*	PRGX Global Inc.	353,952	2,379
*,^	Akoustis Technologies Inc.	363,171	2,324
*	KVH Industries Inc.	203,900	2,216
*	Aerohive Networks Inc.	487,208	2,158
*	eGain Corp.	261,930	2,132
*	NeoPhotonics Corp.	497,032	2,078
	AstroNova Inc.	79,855	2,063
*	AXT Inc.	520,222	2,060
*,^	SecureWorks Corp. Class A	139,792	1,858
*	Clearfield Inc.	139,964	1,854
*	GSI Technology Inc.	213,551	1,830
*	CyberOptics Corp.	112,360	1,824

44

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	nLight Inc.	85,979	1,651
*,^	Intelligent Systems Corp.	56,904	1,638
*	Exela Technologies Inc.	684,046	1,498
*	ACM Research Inc. Class A	95,886	1,497
*,^	Asure Software Inc.	181,406	1,493
*	Airgain Inc.	103,773	1,468
*	EMCORE Corp.	439,935	1,447
	TESSCO Technologies Inc.	80,433	1,437
*	Intevac Inc.	282,964	1,370
	TransAct Technologies Inc.	118,987	1,340
*	StarTek Inc.	161,312	1,318
*	Information Services Group Inc.	416,590	1,316
*	SharpSpring Inc.	99,737	1,296
*	Pixelworks Inc.	434,515	1,282
	PC-Tel Inc.	276,829	1,226
*,^	Veritone Inc.	142,947	1,195
*,^	Eastman Kodak Co.	495,475	1,189
*	ServiceSource International Inc.	1,242,520	1,180
*	DASAN Zhone Solutions Inc.	87,090	1,131
	GlobalSCAPE Inc.	109,086	1,115
*,^	MoneyGram International Inc.	445,263	1,100
*	LRAD Corp.	327,311	1,077
*,^	Kopin Corp.	979,351	1,067
*	Luna Innovations Inc.	236,057	1,062
*	Park City Group Inc.	194,170	1,041
*,^	MicroVision Inc.	1,278,401	1,029
*	Frequency Electronics Inc.	90,022	1,025
*	Rimini Street Inc.	192,247	1,019
*	Seachange International Inc.	679,830	972
	CSP Inc.	63,390	967
*	Steel Connect Inc.	529,960	964
*	ID Systems Inc.	160,161	942
*	Amtech Systems Inc.	166,221	914
*,^	Research Frontiers Inc.	268,960	896
*,^	QuickLogic Corp.	1,469,996	846
*,^	Smith Micro Software Inc.	273,039	830
*	PFSweb Inc.	204,650	829
*	Everspin Technologies Inc.	126,537	825
*,^	Internap Corp.	259,559	781
*	Crowdstrike Holdings Inc. Class A	11,358	776
*	Identiv Inc.	151,198	774
*	Key Tronic Corp.	153,764	766
*	Sonim Technologies Inc.	59,459	757
	RF Industries Ltd.	83,949	709
*	NetSol Technologies Inc.	126,277	706
*,^	Resonant Inc.	277,891	661
	Richardson Electronics Ltd.	116,609	653
*,^	Riot Blockchain Inc.	204,712	643
*	Computer Task Group Inc.	154,714	620
*	Aware Inc.	183,320	609
*	Intellicheck Inc.	104,948	608
*	Data I/O Corp.	131,998	594
*,^	Atomera Inc.	115,195	579
*	Aviat Networks Inc.	41,586	570
*	Synacor Inc.	363,282	567
*,^	Wrap Technologies Inc.	90,497	563
*	Lantronix Inc.	166,237	554
*	IEC Electronics Corp.	84,880	533
*	RealNetworks Inc.	280,491	533
*	LGL Group Inc.	63,393	517
*	Finjan Holdings Inc.	230,934	513
*	GSE Systems Inc.	180,096	421
*	Optical Cable Corp.	101,490	418
*,^	ClearSign Combustion Corp.	337,298	388

45

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Issuer Direct Corp.	34,425	386
*	Wireless Telecom Group Inc.	233,098	368
	QAD Inc. Class B	11,899	351
*	Majesco	37,172	346
*	Qumu Corp.	80,502	334
*	inTEST Corp.	67,117	323
*	Perceptron Inc.	70,502	314
*	WidePoint Corp.	702,924	294
*	Aehr Test Systems	176,801	292
*	Coda Octopus Group Inc.	21,532	281
*	MAM Software Group Inc.	27,497	279
*	CUI Global Inc.	317,250	261
*	ClearOne Inc.	114,463	255
	Communications Systems Inc.	84,005	253
*	CVD Equipment Corp.	68,981	252
*,^	LightPath Technologies Inc. Class A	267,231	243
*	Support.com Inc.	145,787	236
	Network-1 Technologies Inc.	93,241	233
*	Image Sensing Systems Inc.	44,750	224
*	BSQUARE Corp.	186,526	216
*,^	Boxlight Corp. Class A	69,543	213
	Wayside Technology Group Inc.	18,491	209
*	Westell Technologies Inc. Class A	109,328	206
*,^	Net Element Inc.	44,862	205
*,^	NXT-ID Inc.	270,096	199
*,^	SITO Mobile Ltd.	247,815	195
*	Innodata Inc.	215,507	194
*	AudioEye Inc.	24,152	191
*	eMagin Corp.	416,604	190
	BK Technologies Corp.	40,918	176
*,^	Marathon Patent Group Inc.	57,647	167
*,^	Digital Ally Inc.	109,792	159
*	Payment Data Systems Inc.	44,991	156
	Bel Fuse Inc. Class A	8,959	132
*	Inuvo Inc.	273,520	115
*	Qualstar Corp.	18,492	108
*	TSR Inc.	23,470	107
*	Marin Software Inc.	41,968	103
*,^	Applied DNA Sciences Inc.	196,361	98
*,^	Neonode Inc.	44,970	97
*	Bio-key International Inc.	78,056	96
*	ALJ Regional Holdings Inc.	52,629	82
*	Technical Communications Corp.	20,218	81
*	Intermolecular Inc.	68,535	80
*	Evolving Systems Inc.	93,207	74
*	Socket Mobile Inc.	27,598	63
*,^	AMERI Holdings Inc.	171,243	60
*	Schmitt Industries Inc.	25,576	60
*	BroadVision Inc.	33,951	48
*	One Stop Systems Inc.	27,213	47
*	SigmaTron International Inc.	16,060	41
*	CPI Card Group Inc.	15,906	41
*	Nortech Systems Inc.	9,269	36
*,^	MoSys Inc.	201,721	35
*	Dynasil Corp. of America	33,699	34
	Cemtrex Inc.	9,068	29
*,^	Vislink Technologies Inc.	11,445	18
*	Blonder Tongue Laboratories Inc.	16,400	16
*	ADDvantage Technologies Group Inc.	9,900	16
*	Trio-Tech International	4,900	14
*,^	Inpixon	16,676	11
*	Superconductor Technologies Inc.	10,085	8
	Taitron Components Inc.	2,300	7
*	CPS Technologies Corp.	4,074	5

46

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Rubicon Technology Inc.	361	3
*	Bridgeline Digital Inc.	1,113	3
*	Summit Wireless Technologies Inc.	24	—
			13,599,628
Materials (4.1%)
*	Crown Holdings Inc.	1,854,332	113,300
	RPM International Inc.	1,805,542	110,337
	AptarGroup Inc.	868,957	108,046
*	Berry Global Group Inc.	1,805,076	94,929
	Royal Gold Inc.	902,421	92,489
	Steel Dynamics Inc.	3,043,866	91,925
	Sonoco Products Co.	1,379,144	90,113
	Reliance Steel & Aluminum Co.	925,021	87,525
*	Axalta Coating Systems Ltd.	2,875,024	85,589
	WR Grace & Co.	920,426	70,054
	Ashland Global Holdings Inc.	859,535	68,737
*	Ingevity Corp.	576,665	60,648
*	Alcoa Corp.	2,539,064	59,440
	Huntsman Corp.	2,873,671	58,738
	Graphic Packaging Holding Co.	4,038,662	56,461
	Eagle Materials Inc.	604,185	56,008
	Chemours Co.	2,253,055	54,073
	Scotts Miracle-Gro Co.	543,580	53,543
	Valvoline Inc.	2,585,864	50,502
	Olin Corp.	2,257,043	49,452
	NewMarket Corp.	119,554	47,934
	Louisiana-Pacific Corp.	1,706,302	44,739
	Balchem Corp.	441,674	44,154
*	Allegheny Technologies Inc.	1,738,350	43,806
	Sensient Technologies Corp.	584,116	42,921
^	Cleveland-Cliffs Inc.	3,867,698	41,268
	Domtar Corp.	868,667	38,682
	Cabot Corp.	798,305	38,087
	Owens-Illinois Inc.	2,130,369	36,791
	Quaker Chemical Corp.	180,830	36,687
	United States Steel Corp.	2,358,798	36,113
	Westlake Chemical Corp.	497,430	34,552
*	Element Solutions Inc.	3,236,498	33,465
	PolyOne Corp.	1,065,253	33,438
	Silgan Holdings Inc.	1,068,690	32,702
	HB Fuller Co.	702,746	32,607
	Carpenter Technology Corp.	654,023	31,380
	Innospec Inc.	339,806	31,004
*	Summit Materials Inc. Class A	1,541,283	29,670
	Commercial Metals Co.	1,627,661	29,054
	Minerals Technologies Inc.	480,565	25,715
	Compass Minerals International Inc.	467,120	25,668
	Stepan Co.	275,758	25,345
	Trinseo SA	554,382	23,473
*	GCP Applied Technologies Inc.	1,001,019	22,663
	Kaiser Aluminum Corp.	222,151	21,684
	Worthington Industries Inc.	523,966	21,095
	Materion Corp.	281,536	19,091
*	Ferro Corp.	1,093,784	17,282
	Neenah Inc.	237,980	16,076
	Tronox Holdings plc Class A	1,213,566	15,509
	Warrior Met Coal Inc.	587,879	15,355
	Boise Cascade Co.	544,985	15,320
	Greif Inc. Class A	448,201	14,589
*	Livent Corp.	2,029,025	14,041
*	Kraton Corp.	441,970	13,732
	Schweitzer-Mauduit International Inc.	411,099	13,640
*	Coeur Mining Inc.	3,052,886	13,250
	Hecla Mining Co.	6,756,753	12,162

47

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Chase Corp.	102,445	11,027
*	SunCoke Energy Inc.	1,238,873	11,001
*	US Concrete Inc.	219,856	10,925
	PH Glatfelter Co.	622,299	10,504
*,^	AK Steel Holding Corp.	4,350,869	10,312
	Myers Industries Inc.	507,576	9,781
	Schnitzer Steel Industries Inc.	372,045	9,736
	Mercer International Inc.	603,589	9,338
	Resolute Forest Products Inc.	1,266,871	9,121
*	Verso Corp.	478,803	9,121
*	AdvanSix Inc.	373,162	9,116
*	Koppers Holdings Inc.	292,448	8,586
*	PQ Group Holdings Inc.	525,854	8,335
	Innophos Holdings Inc.	277,611	8,081
^	McEwen Mining Inc.	3,860,840	6,756
	Tredegar Corp.	364,947	6,065
	American Vanguard Corp.	378,142	5,827
	Hawkins Inc.	133,042	5,775
	Haynes International Inc.	181,349	5,769
	Kronos Worldwide Inc.	320,721	4,913
*	Century Aluminum Co.	693,521	4,792
*	Intrepid Potash Inc.	1,377,790	4,629
*	TimkenSteel Corp.	559,736	4,551
	Rayonier Advanced Materials Inc.	691,594	4,488
	FutureFuel Corp.	379,228	4,433
*	Clearwater Paper Corp.	236,966	4,382
*	OMNOVA Solutions Inc.	650,560	4,053
*	Venator Materials plc	721,489	3,817
*	UFP Technologies Inc.	85,088	3,541
^	Advanced Emissions Solutions Inc.	272,096	3,439
	Gold Resource Corp.	901,174	3,046
*	Flotek Industries Inc.	751,639	2,488
*	Trecora Resources	251,114	2,403
*,^	Amyris Inc.	637,345	2,269
	United States Lime & Minerals Inc.	27,379	2,190
*	Ryerson Holding Corp.	226,774	1,889
	Olympic Steel Inc.	138,199	1,886
*,^	Universal Stainless & Alloy Products Inc.	114,415	1,831
^	Tecnoglass Inc.	274,478	1,781
	Synalloy Corp.	100,962	1,577
*,^	Loop Industries Inc.	154,275	1,526
*,^	Forterra Inc.	272,278	1,353
*	Mayville Engineering Co. Inc.	94,477	1,304
*	LSB Industries Inc.	280,238	1,093
	Northern Technologies International Corp.	42,188	1,032
*	Ampco-Pittsburgh Corp.	186,083	750
*	Core Molding Technologies Inc.	98,285	734
*,^	Marrone Bio Innovations Inc.	470,712	706
*,^	AgroFresh Solutions Inc.	396,351	599
	Friedman Industries Inc.	71,623	499
*	Ramaco Resources Inc.	91,534	487
*	General Moly Inc.	683,377	239
*,^	Golden Minerals Co.	648,415	184
*,§	A Schulman Inc. CVR	392,279	170
*,^	US Gold Corp.	117,799	121
*	Paramount Gold Nevada Corp.	131,789	103
*,^	US Antimony Corp.	165,561	93
*	Solitario Zinc Corp.	258,205	83
*,^	Taronis Technologies Inc.	208,009	31
*	Comstock Mining Inc.	138,196	26
*	Ikonics Corp.	926	7
			2,841,367
Other (0.0%)[2]
*,§	Herbalife Ltd. CVR	83,162	807

48

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*,§	Tobira Therapeutics CVR Exp. 12/31/2028	87,894	398
*	Babcock & Wilcox Enterprises Inc. Rights Exp. 07/18/2019	2,371,550	100
*,§	Corium CVR	370,501	67
*,§	NewStar Financial Inc. CVR	225,787	59
*,§	Media General Inc. CVR	1,202,098	47
*,§	Ambit Biosciences Corp. CVR	22,388	13
*,^,§	Social Reality Inc. Rights Exp. 12/31/2019	74,416	13
*,§	Ocera Therapeutics CVR Line	48,417	13
*,§	GenVec Inc. CPR Exp. 06/19/2020	26,612	12
*,§	Alexza Pharmaceuticals Inc. CVR	128,704	5
*,^,§	Apricus Biosciences Inc. CVR	5,736	3
*,§	OncoMed Pharmaceuticals Inc. CVR	287,555	3
*,§	Seventy Seven Energy Inc. Escrow Line	3,457	—
*,§	Clinical Data CVR	131,308	—
*,§	Adolor Corp. Rights Exp. 07/01/2019	596,841	—
*	MannKind Corp. Warrants Exp. 12/26/2019	335,588	—
*	Kadmon Warrants Exp. 09/29/2022	105,015	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	47,130	—
*,^,§	Biosante Pharmaceutical Inc. CVR	44,795	—
			1,540
Real Estate (8.6%)
	WP Carey Inc.	2,345,965	190,445
	Sun Communities Inc.	1,236,905	158,559
	Equity LifeStyle Properties Inc.	1,236,280	150,010
	Invitation Homes Inc.	5,486,259	146,648
	Camden Property Trust	1,333,741	139,229
	VEREIT Inc.	13,408,440	120,810
	National Retail Properties Inc.	2,247,847	119,158
	Omega Healthcare Investors Inc.	2,942,850	108,150
	Gaming and Leisure Properties Inc.	2,771,266	108,024
^	VICI Properties Inc.	4,693,878	103,453
	Kilroy Realty Corp.	1,389,371	102,549
	Liberty Property Trust	2,036,983	101,931
	Lamar Advertising Co. Class A	1,180,367	95,267
	Medical Properties Trust Inc.	5,403,529	94,238
	STORE Capital Corp.	2,760,111	91,608
	CyrusOne Inc.	1,556,396	89,835
	Douglas Emmett Inc.	2,230,276	88,854
	Jones Lang LaSalle Inc.	630,560	88,713
	American Campus Communities Inc.	1,902,414	87,815
	American Homes 4 Rent Class A	3,568,395	86,748
	CubeSmart	2,585,928	86,473
	Americold Realty Trust	2,635,135	85,431
	Healthcare Trust of America Inc. Class A	2,838,096	77,849
	EPR Properties	1,039,441	77,532
	Park Hotels & Resorts Inc.	2,765,030	76,204
	Brixmor Property Group Inc.	4,104,698	73,392
	Cousins Properties Inc.	1,981,233	71,661
	Hudson Pacific Properties Inc.	2,128,332	70,810
*	Howard Hughes Corp.	539,225	66,778
	JBG SMITH Properties	1,653,341	65,042
	First Industrial Realty Trust Inc.	1,749,765	64,286
	Life Storage Inc.	642,273	61,067
	Highwoods Properties Inc.	1,432,506	59,163
	EastGroup Properties Inc.	503,684	58,417
	CoreSite Realty Corp.	507,119	58,405
	Rexford Industrial Realty Inc.	1,438,698	58,080
	Ryman Hospitality Properties Inc.	704,264	57,109
	Hospitality Properties Trust	2,265,421	56,636
	Healthcare Realty Trust Inc.	1,763,147	55,222
	Equity Commonwealth	1,673,393	54,419
	Rayonier Inc.	1,774,114	53,756
	STAG Industrial Inc.	1,720,617	52,031
	Spirit Realty Capital Inc.	1,191,308	50,821

49

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Pebblebrook Hotel Trust	1,799,137	50,700
	Outfront Media Inc.	1,942,867	50,107
	Sabra Health Care REIT Inc.	2,473,123	48,696
	PS Business Parks Inc.	279,137	47,043
	National Health Investors Inc.	599,270	46,761
	Weingarten Realty Investors	1,659,759	45,511
	Apple Hospitality REIT Inc.	2,842,922	45,089
	Physicians Realty Trust	2,554,924	44,558
	Sunstone Hotel Investors Inc.	3,144,594	43,112
	Terreno Realty Corp.	854,607	41,910
	RLJ Lodging Trust	2,331,776	41,366
	Corporate Office Properties Trust	1,528,939	40,318
	Paramount Group Inc.	2,784,189	39,006
	PotlatchDeltic Corp.	916,938	35,742
	QTS Realty Trust Inc. Class A	762,695	35,221
	GEO Group Inc.	1,673,530	35,161
	Kennedy-Wilson Holdings Inc.	1,706,739	35,108
	Retail Properties of America Inc.	2,974,179	34,976
	Brandywine Realty Trust	2,427,702	34,765
	Taubman Centers Inc.	846,881	34,578
	Piedmont Office Realty Trust Inc. Class A	1,732,462	34,528
	CoreCivic Inc.	1,646,656	34,185
	Agree Realty Corp.	528,726	33,865
	Columbia Property Trust Inc.	1,614,358	33,482
	Colony Capital Inc.	6,583,154	32,916
	Xenia Hotels & Resorts Inc.	1,556,063	32,444
	CareTrust REIT Inc.	1,321,790	31,432
	Acadia Realty Trust	1,132,147	30,987
	Washington REIT	1,099,480	29,389
	Mack-Cali Realty Corp.	1,253,946	29,204
	American Assets Trust Inc.	613,098	28,889
	Urban Edge Properties	1,658,350	28,739
	Empire State Realty Trust Inc.	1,929,584	28,577
	DiamondRock Hospitality Co.	2,747,057	28,405
	Senior Housing Properties Trust	3,275,725	27,090
	Lexington Realty Trust	2,874,444	27,049
	Retail Opportunity Investments Corp.	1,576,208	27,000
	Four Corners Property Trust Inc.	939,184	25,668
	SITE Centers Corp.	1,932,517	25,587
	LTC Properties Inc.	555,366	25,358
	HFF Inc. Class A	541,585	24,631
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	868,587	24,477
	Chesapeake Lodging Trust	840,456	23,886
	Uniti Group Inc.	2,512,448	23,868
	National Storage Affiliates Trust	794,452	22,991
	Global Net Lease Inc.	1,162,221	22,803
	Alexander & Baldwin Inc.	945,032	21,830
^	Tanger Factory Outlet Centers Inc.	1,296,815	21,021
	Alexander’s Inc.	51,304	18,998
	Industrial Logistics Properties Trust	905,743	18,858
	Newmark Group Inc. Class A	1,991,244	17,881
	Monmouth Real Estate Investment Corp.	1,315,982	17,832
	Kite Realty Group Trust	1,177,624	17,817
	Office Properties Income Trust	662,825	17,412
*,^	Redfin Corp.	955,662	17,183
	Easterly Government Properties Inc.	943,464	17,086
	Summit Hotel Properties Inc.	1,469,182	16,852
^	Innovative Industrial Properties Inc.	135,944	16,797
^	Seritage Growth Properties Class A	389,342	16,726
	Independence Realty Trust Inc.	1,291,103	14,938
	Universal Health Realty Income Trust	173,616	14,745
	Getty Realty Corp.	470,781	14,481
*	St. Joe Co.	813,516	14,058
	RPT Realty	1,129,656	13,680

50

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Essential Properties Realty Trust Inc.	675,802	13,543
	Chatham Lodging Trust	665,265	12,554
	Armada Hoffler Properties Inc.	734,648	12,158
	NexPoint Residential Trust Inc.	289,494	11,985
	NorthStar Realty Europe Corp.	692,541	11,378
^	Realogy Holdings Corp.	1,566,513	11,342
	iStar Inc.	905,537	11,247
	Franklin Street Properties Corp.	1,522,856	11,239
	Community Healthcare Trust Inc.	258,676	10,194
^	Washington Prime Group Inc.	2,602,681	9,942
	Saul Centers Inc.	166,438	9,342
	Investors Real Estate Trust	159,108	9,335
*	Marcus & Millichap Inc.	296,847	9,158
	Preferred Apartment Communities Inc. Class A	608,508	9,097
	Urstadt Biddle Properties Inc. Class A	431,532	9,062
	Gladstone Commercial Corp.	426,662	9,054
	American Finance Trust Inc.	772,065	8,416
	Hersha Hospitality Trust Class A	508,575	8,412
	Front Yard Residential Corp.	688,331	8,411
	RMR Group Inc. Class A	174,730	8,209
	New Senior Investment Group Inc.	1,199,891	8,063
	RE/MAX Holdings Inc. Class A	250,665	7,710
	Retail Value Inc.	221,192	7,697
	CatchMark Timber Trust Inc. Class A	710,372	7,423
	Whitestone REIT	575,468	7,303
	City Office REIT Inc.	582,050	6,979
	CorePoint Lodging Inc.	555,363	6,881
^	CorEnergy Infrastructure Trust Inc.	170,579	6,765
	UMH Properties Inc.	506,324	6,283
	One Liberty Properties Inc.	216,092	6,258
*,^	eXp World Holdings Inc.	534,174	5,945
	Jernigan Capital Inc.	280,465	5,750
	Pennsylvania REIT	837,008	5,441
*	FRP Holdings Inc.	95,951	5,351
	Spirit MTA REIT	625,374	5,216
*	Tejon Ranch Co.	288,973	4,794
	Braemar Hotels & Resorts Inc.	436,590	4,322
	Consolidated-Tomoka Land Co.	70,705	4,221
	Global Medical REIT Inc.	399,414	4,194
	Bluerock Residential Growth REIT Inc. Class A	349,492	4,107
*	Rafael Holdings Inc. Class B	141,229	4,060
	Ashford Hospitality Trust Inc.	1,261,744	3,747
^	Safehold Inc.	117,314	3,543
	Cedar Realty Trust Inc.	1,205,686	3,195
*	Forestar Group Inc.	162,246	3,172
^	Farmland Partners Inc.	432,882	3,052
*,^	Altisource Portfolio Solutions SA	152,029	2,989
	Gladstone Land Corp.	235,159	2,711
*	Stratus Properties Inc.	81,878	2,655
^	CBL & Associates Properties Inc.	2,481,309	2,581
	Plymouth Industrial REIT Inc.	115,182	2,182
	Clipper Realty Inc.	191,332	2,139
	BRT Apartments Corp.	146,907	2,076
	Sotherly Hotels Inc.	166,788	1,161
*	Trinity Place Holdings Inc.	293,641	1,160
	Griffin Industrial Realty Inc.	29,153	1,031
*	Maui Land & Pineapple Co. Inc.	87,932	905
	CIM Commercial Trust Corp.	39,130	807
*	Transcontinental Realty Investors Inc.	22,564	578
	Condor Hospitality Trust Inc.	63,420	575
*	InterGroup Corp.	6,800	208
*,^	Wheeler REIT Inc.	136,025	189
*	JW Mays Inc.	4,600	172
	Global Self Storage Inc.	43,032	162

51

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	American Realty Investors Inc.	5,924	81
*	Altisource Asset Management Corp.	2,628	30
	HMG/Courtland Properties Inc.	1,000	14
	Reven Housing REIT Inc.	3,347	13
*	CKX Lands Inc.	1,000	10
*	Power REIT	200	1
	InnSuites Hospitality Trust	108	—
			6,007,981
Utilities (2.6%)
	UGI Corp.	2,390,132	127,657
	Aqua America Inc.	2,962,600	122,563
	Vistra Energy Corp.	5,178,002	117,230
	OGE Energy Corp.	2,749,792	117,031
	MDU Resources Group Inc.	2,713,938	70,020
	IDACORP Inc.	691,875	69,485
	Portland General Electric Co.	1,240,263	67,185
	ONE Gas Inc.	732,462	66,141
	Southwest Gas Holdings Inc.	736,600	66,014
	Hawaiian Electric Industries Inc.	1,498,969	65,280
	National Fuel Gas Co.	1,178,116	62,146
	New Jersey Resources Corp.	1,230,917	61,263
	ALLETE Inc.	712,326	59,273
	Spire Inc.	703,688	59,053
	Black Hills Corp.	750,599	58,674
	PNM Resources Inc.	1,098,815	55,941
	NorthWestern Corp.	695,705	50,195
	Ormat Technologies Inc.	701,605	44,475
	South Jersey Industries Inc.	1,265,521	42,686
	Avista Corp.	902,838	40,267
	Avangrid Inc.	765,808	38,673
	American States Water Co.	505,736	38,052
	El Paso Electric Co.	561,448	36,719
	MGE Energy Inc.	478,350	34,958
	California Water Service Group	661,579	33,496
	Pattern Energy Group Inc. Class A	1,263,347	29,171
	Otter Tail Corp.	545,062	28,785
	Northwest Natural Holding Co.	400,682	27,847
	Chesapeake Utilities Corp.	221,240	21,022
	SJW Group	330,520	20,086
	Clearway Energy Inc.	1,051,042	17,720
	TerraForm Power Inc. Class A	1,129,417	16,151
	Middlesex Water Co.	230,981	13,686
	Unitil Corp.	201,455	12,065
	Connecticut Water Service Inc.	171,596	11,964
	Clearway Energy Inc. Class A	440,659	7,130
	York Water Co.	189,622	6,773
	Artesian Resources Corp. Class A	110,717	4,115
*,^	Cadiz Inc.	362,674	4,080
*	AquaVenture Holdings Ltd.	192,250	3,839
	Genie Energy Ltd. Class B	272,330	2,900
	RGC Resources Inc.	88,840	2,711
*	Pure Cycle Corp.	198,874	2,108
^	Spark Energy Inc. Class A	140,395	1,571
	Global Water Resources Inc.	120,540	1,258
			1,839,459
Total Common Stocks (Cost $52,690,772)			68,808,494
Preferred Stocks (0.0%)
*	Air T Funding Pfd., 8.00%, 6/7/24 (Cost $22)	10,570	25

52

Vanguard® Extended Market Index Fund

Schedule of Investments

June 30, 2019

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (3.2%)[1]
Money Market Fund (3.1%)
3,4	Vanguard Market Liquidity Fund	2.499%		21,668,460	2,167,280

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	2.386%	7/5/19	16,000	15,997
5	United States Treasury Bill	2.387%	7/18/19	1,000	999
5	United States Treasury Bill	2.480%	9/5/19	7,000	6,973
	United States Treasury Bill	2.048%	11/21/19	16,000	15,869
5	United States Treasury Bill	2.275%	11/29/19	6,000	5,948
					45,786
Total Temporary Cash Investments (Cost $2,212,561)					2,213,066
Total Investments (102.2%) (Cost $54,903,355)					71,021,585
Other Assets and Liabilities—Net (-2.2%)[4]					(1,520,749)
Net Assets (100%)					69,500,836

*              Non-income-producing security.

^             Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,485,003,000.

§            Security value determined using significant unobservable inputs.

1            The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 2.3%, respectively, of net assets.

2            “Other” represents securities that are not classified by the fund’s benchmark index.

3            Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4            Includes $1,576,423,000 of collateral received for securities on loan, of which $1,546,569,000 is held in Vanguard Market Liquidity Fund and $29,854,000 is held in cash.

5            Securities with a value of $28,042,000 have been segregated as initial margin for open futures contracts.

CPR—Contingent Payment Rights.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

53

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA982 082019

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Basic Materials (2.3%)
	Linde plc	15,048,450	3,021,729
	DuPont de Nemours Inc.	20,646,945	1,549,966
	Ecolab Inc.	7,178,521	1,417,327
	Air Products & Chemicals Inc.	6,050,448	1,369,640
	Dow Inc.	20,821,030	1,026,685
	Newmont Goldcorp Corp.	22,065,748	848,869
	PPG Industries Inc.	6,461,094	754,074
^	LyondellBasell Industries NV Class A	8,184,961	704,971
	Nucor Corp.	8,737,437	481,433
	International Paper Co.	11,043,005	478,383
	Freeport-McMoRan Inc.	36,899,553	428,404
^	International Flavors & Fragrances Inc.	2,920,853	423,787
	Celanese Corp. Class A	3,520,708	379,532
	FMC Corp.	3,615,129	299,875
	CF Industries Holdings Inc.	6,212,751	290,198
	Avery Dennison Corp.	2,374,416	274,672
	Eastman Chemical Co.	3,509,060	273,110
	Mosaic Co.	8,840,798	221,285
	RPM International Inc.	3,604,543	220,274
	Albemarle Corp.	2,936,147	206,734
	Royal Gold Inc.	1,881,570	192,842
*	Axalta Coating Systems Ltd.	6,128,400	182,442
	Steel Dynamics Inc.	6,010,101	181,505
	Reliance Steel & Aluminum Co.	1,829,504	173,108
	Versum Materials Inc.	3,010,929	155,304
	WR Grace & Co.	1,811,730	137,891
	Ashland Global Holdings Inc.	1,706,919	136,502
*	Alcoa Corp.	5,372,803	125,777
*	Ingevity Corp.	1,141,203	120,020
	Huntsman Corp.	5,502,451	112,470
	Chemours Co.	4,483,776	107,611
	Scotts Miracle-Gro Co.	1,058,281	104,241
	Olin Corp.	4,698,616	102,947
	NewMarket Corp.	244,611	98,074
	Balchem Corp.	890,707	89,044
	Sensient Technologies Corp.	1,151,040	84,578
*	Univar Inc.	3,835,878	84,543
	Domtar Corp.	1,743,731	77,648
	Westlake Chemical Corp.	1,104,455	76,715
^	Cleveland-Cliffs Inc.	7,064,508	75,378
*	Element Solutions Inc.	7,262,335	75,093
	Cabot Corp.	1,502,617	71,690
	Quaker Chemical Corp.	348,347	70,673
	PolyOne Corp.	2,241,340	70,356
	Carpenter Technology Corp.	1,412,575	67,775
	HB Fuller Co.	1,429,611	66,334
	Commercial Metals Co.	3,623,391	64,678
	Innospec Inc.	674,810	61,570
	United States Steel Corp.	3,770,281	57,723
	Compass Minerals International Inc.	1,031,367	56,674
	Minerals Technologies Inc.	987,363	52,834
	Peabody Energy Corp.	2,092,453	50,428
	Stepan Co.	544,740	50,067
	Kaiser Aluminum Corp.	480,814	46,932
	Worthington Industries Inc.	1,119,047	45,053
	Arch Coal Inc. Class A	439,187	41,376
*	GCP Applied Technologies Inc.	1,743,775	39,479
	Warrior Met Coal Inc.	1,455,685	38,023
*	Ferro Corp.	2,368,090	37,416
	Materion Corp.	548,397	37,187
	Tronox Holdings plc Class A	2,601,511	33,247

1

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Neenah Inc.	449,663	30,375
*	Kraton Corp.	966,535	30,030
	Schweitzer-Mauduit International Inc.	873,524	28,984
^	US Silica Holdings Inc.	2,260,652	28,914
	CSW Industrials Inc.	410,047	27,945
*	Codexis Inc.	1,417,626	26,127
*	Contura Energy Inc.	488,808	25,369
	Hecla Mining Co.	12,004,308	21,608
	Chase Corp.	193,926	20,874
	Schnitzer Steel Industries Inc.	779,364	20,396
*	AdvanSix Inc.	803,683	19,634
*	Coeur Mining Inc.	4,372,182	18,975
	PH Glatfelter Co.	1,106,171	18,672
*	SunCoke Energy Inc.	2,088,452	18,545
*	Verso Corp.	949,000	18,078
*	CONSOL Energy Inc.	648,215	17,249
*	PQ Group Holdings Inc.	1,034,057	16,390
	Innophos Holdings Inc.	537,526	15,647
*	Koppers Holdings Inc.	518,883	15,234
	Tredegar Corp.	791,407	13,153
*	Century Aluminum Co.	1,859,309	12,848
	Resolute Forest Products Inc.	1,701,930	12,254
	Hawkins Inc.	280,157	12,162
	American Vanguard Corp.	765,094	11,790
^,*	AK Steel Holding Corp.	4,965,410	11,768
*	Clearwater Paper Corp.	632,739	11,699
*	OMNOVA Solutions Inc.	1,521,464	9,479
	Kronos Worldwide Inc.	578,366	8,861
*	Intrepid Potash Inc.	2,619,090	8,800
^	Rayonier Advanced Materials Inc.	1,319,707	8,565
	FutureFuel Corp.	731,582	8,552
*	TimkenSteel Corp.	969,403	7,881
	Gold Resource Corp.	2,325,134	7,859
^,*	Energy Fuels Inc.	2,503,356	7,836
^,*	Uranium Energy Corp.	4,478,289	6,135
	Haynes International Inc.	192,008	6,108
	Olympic Steel Inc.	417,830	5,703
*	Veritiv Corp.	283,387	5,503
^,*	ChromaDex Corp.	1,166,417	5,424
*	Universal Stainless & Alloy Products Inc.	319,393	5,110
	Synalloy Corp.	280,770	4,386
*	Ryerson Holding Corp.	525,413	4,377
^,*	Ur-Energy Inc.	4,123,978	3,873
^,*	Hi-Crush Inc.	1,293,100	3,181
^,*	Marrone Bio Innovations Inc.	1,883,507	2,825
*	LSB Industries Inc.	681,035	2,656
	Northern Technologies International Corp.	108,604	2,655
	Hallador Energy Co.	399,607	2,250
*	Ramaco Resources Inc.	337,624	1,796
*	Ampco-Pittsburgh Corp.	420,452	1,694
^,*	AgroFresh Solutions Inc.	1,055,062	1,593
	United-Guardian Inc.	52,150	980
	Friedman Industries Inc.	125,686	875
*	General Moly Inc.	1,395,312	488
^,*	Senestech Inc.	157,065	283
^,*	US Antimony Corp.	369,402	207
*	Dynasil Corp. of America	158,974	159
*	Westwater Resources Inc.	13,881	81
*	Centrus Energy Corp. Class A	20,617	67
^,*	US Gold Corp.	59,588	61
*	NL Industries Inc.	13,098	48
*	Solitario Zinc Corp.	107,374	34
^,*	Golden Minerals Co.	108,803	31
	Flexible Solutions International Inc.	4,107	19

2

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Ikonics Corp.	2,096	15
*	Paramount Gold Nevada Corp.	15,976	13
			18,865,379
Consumer Goods (7.8%)
	Procter & Gamble Co.	69,397,761	7,609,464
	Coca-Cola Co.	106,042,696	5,399,694
	PepsiCo Inc.	38,753,200	5,081,707
	Philip Morris International Inc.	42,981,089	3,375,305
	NIKE Inc. Class B	34,695,452	2,912,683
	Altria Group Inc.	51,650,001	2,445,628
	Mondelez International Inc. Class A	39,759,845	2,143,056
	Colgate-Palmolive Co.	23,759,706	1,702,858
	General Motors Co.	35,042,932	1,350,204
	Kimberly-Clark Corp.	9,481,574	1,263,704
	Estee Lauder Cos. Inc. Class A	6,037,780	1,105,578
	Ford Motor Co.	107,768,024	1,102,467
	Activision Blizzard Inc.	21,140,611	997,837
	General Mills Inc.	16,416,747	862,208
*	Electronic Arts Inc.	8,233,450	833,719
^,*	Tesla Inc.	3,686,181	823,714
	Constellation Brands Inc. Class A	4,121,452	811,679
	VF Corp.	8,712,497	761,037
*	Monster Beverage Corp.	10,880,557	694,506
	Tyson Foods Inc. Class A	8,173,686	659,943
	Archer-Daniels-Midland Co.	15,450,133	630,365
*	Corteva Inc.	20,632,405	610,100
	Aptiv plc	7,116,543	575,230
*	Lululemon Athletica Inc.	3,043,568	548,481
	Clorox Co.	3,518,655	538,741
	Hershey Co.	3,999,791	536,092
	McCormick & Co. Inc.	3,361,922	521,132
	Kraft Heinz Co.	16,387,416	508,665
	Church & Dwight Co. Inc.	6,787,386	495,886
	Brown-Forman Corp. Class B	8,021,150	444,612
	DR Horton Inc.	9,754,087	420,694
	Genuine Parts Co.	3,804,879	394,109
	Kellogg Co.	7,190,984	385,221
	Lennar Corp. Class A	7,891,366	382,416
	Conagra Brands Inc.	13,677,642	362,731
*	Take-Two Interactive Software Inc.	3,108,494	352,907
	JM Smucker Co.	3,024,964	348,446
	Hasbro Inc.	3,206,418	338,854
*	NVR Inc.	93,932	316,574
	Hormel Foods Corp.	7,398,515	299,936
	Garmin Ltd.	3,633,591	289,961
	Molson Coors Brewing Co. Class B	4,854,803	271,869
	Lamb Weston Holdings Inc.	4,078,203	258,395
	Tapestry Inc.	8,060,878	255,772
	Whirlpool Corp.	1,762,657	250,932
*	Wayfair Inc.	1,664,246	242,980
*	Mohawk Industries Inc.	1,638,994	241,702
	Lear Corp.	1,704,941	237,447
	BorgWarner Inc.	5,648,042	237,105
	Campbell Soup Co.	5,659,014	226,757
	Fortune Brands Home & Security Inc.	3,941,625	225,185
^	Keurig Dr Pepper Inc.	7,753,038	224,063
	Bunge Ltd.	3,971,254	221,239
*	LKQ Corp.	8,313,046	221,210
	PulteGroup Inc.	6,835,637	216,143
*	US Foods Holding Corp.	5,949,171	212,742
*	Middleby Corp.	1,541,689	209,207
	PVH Corp.	2,099,546	198,701
	Pool Corp.	1,039,797	198,601
*	Post Holdings Inc.	1,856,348	193,004

3

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	WABCO Holdings Inc.	1,406,168	186,458
	Gentex Corp.	7,234,541	178,042
	Hanesbrands Inc.	9,953,642	171,402
	Harley-Davidson Inc.	4,492,367	160,962
	Ingredion Inc.	1,946,385	160,557
	Ralph Lauren Corp. Class A	1,391,430	158,053
	Newell Brands Inc.	10,056,356	155,069
	Polaris Industries Inc.	1,688,002	153,996
*	Zynga Inc. Class A	23,221,333	142,347
*	Deckers Outdoor Corp.	794,076	139,734
*	Capri Holdings Ltd.	3,978,146	137,962
	Leggett & Platt Inc.	3,588,813	137,703
	Toll Brothers Inc.	3,631,833	132,998
*	Under Armour Inc. Class A	5,205,613	131,962
	Flowers Foods Inc.	5,259,552	122,390
*	Herbalife Nutrition Ltd.	2,785,362	119,102
	Carter’s Inc.	1,202,650	117,306
*	Under Armour Inc. Class C	5,164,641	114,655
	Brunswick Corp.	2,497,812	114,625
	Coty Inc. Class A	8,476,818	113,589
*	Skechers U.S.A. Inc. Class A	3,586,419	112,936
	Valvoline Inc.	5,289,247	103,299
^,*	Mattel Inc.	9,166,880	102,761
	Goodyear Tire & Rubber Co.	6,391,603	97,792
*	Tempur Sealy International Inc.	1,265,096	92,820
*	Darling Ingredients Inc.	4,605,282	91,599
*	Helen of Troy Ltd.	696,549	90,962
*	Boston Beer Co. Inc. Class A	228,854	86,452
	Thor Industries Inc.	1,478,248	86,404
*	TreeHouse Foods Inc.	1,563,652	84,594
*	Fox Factory Holding Corp.	998,784	82,410
	Lancaster Colony Corp.	530,384	78,815
	Dana Inc.	3,923,144	78,227
	Nu Skin Enterprises Inc. Class A	1,578,744	77,864
	Sanderson Farms Inc.	558,770	76,306
	Columbia Sportswear Co.	760,213	76,143
	Steven Madden Ltd.	2,165,422	73,516
	Herman Miller Inc.	1,620,627	72,442
	Energizer Holdings Inc.	1,766,841	68,271
	Wolverine World Wide Inc.	2,468,876	67,993
	J&J Snack Foods Corp.	416,660	67,061
^,*	iRobot Corp.	728,699	66,778
*	Taylor Morrison Home Corp. Class A	3,140,632	65,828
	KB Home	2,524,944	64,967
*	Dorman Products Inc.	729,027	63,527
	WD-40 Co.	378,831	60,249
	LCI Industries	652,390	58,715
*	Welbilt Inc.	3,508,240	58,588
	Spectrum Brands Holdings Inc.	1,072,968	57,693
*	Meritor Inc.	2,270,194	55,052
*	Meritage Homes Corp.	1,014,700	52,095
^,*	Beyond Meat Inc.	322,027	51,743
*	TRI Pointe Group Inc.	4,216,723	50,474
	Callaway Golf Co.	2,753,833	47,256
	Delphi Technologies plc	2,352,269	47,045
*	Visteon Corp.	793,594	46,489
	MDC Holdings Inc.	1,389,643	45,552
*	Hostess Brands Inc. Class A	3,098,561	44,743
^	Calavo Growers Inc.	461,972	44,691
	Cooper Tire & Rubber Co.	1,373,421	43,331
^	B&G Foods Inc.	2,063,724	42,925
	HNI Corp.	1,210,669	42,833
*	Freshpet Inc.	937,633	42,672
*	Hain Celestial Group Inc.	1,916,250	41,966

4

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Universal Corp.	684,864	41,619
	Medifast Inc.	321,381	41,233
	Coca-Cola Consolidated Inc.	135,653	40,594
	Steelcase Inc. Class A	2,355,865	40,285
*	Gentherm Inc.	957,602	40,056
*	American Axle & Manufacturing Holdings Inc.	3,078,055	39,276
	La-Z-Boy Inc.	1,280,723	39,267
*	Cavco Industries Inc.	246,364	38,812
*	Skyline Champion Corp.	1,408,079	38,553
*	American Woodmark Corp.	448,559	37,957
*	G-III Apparel Group Ltd.	1,258,596	37,028
*	Pilgrim’s Pride Corp.	1,456,657	36,985
^,*	LGI Homes Inc.	515,523	36,824
*	Kontoor Brands Inc.	1,246,600	34,930
	Cal-Maine Foods Inc.	830,912	34,666
	Oxford Industries Inc.	454,162	34,425
*	Sleep Number Corp.	819,645	33,105
*	USANA Health Sciences Inc.	416,698	33,098
	Inter Parfums Inc.	480,004	31,915
*	Garrett Motion Inc.	2,046,647	31,416
*	Crocs Inc.	1,575,395	31,114
*	Edgewell Personal Care Co.	1,150,089	30,995
	Winnebago Industries Inc.	796,288	30,777
	Knoll Inc.	1,309,642	30,096
	Seaboard Corp.	6,867	28,407
*	Fitbit Inc. Class A	6,169,205	27,145
*	Central Garden & Pet Co. Class A	1,072,106	26,417
^	MGP Ingredients Inc.	394,803	26,179
	Interface Inc. Class A	1,642,932	25,186
	Sturm Ruger & Co. Inc.	460,680	25,098
	Tupperware Brands Corp.	1,261,438	24,005
	Acushnet Holdings Corp.	894,357	23,486
*	Stoneridge Inc.	742,775	23,435
*	Cooper-Standard Holdings Inc.	507,772	23,266
*	M/I Homes Inc.	811,279	23,154
	Fresh Del Monte Produce Inc.	849,241	22,887
*	Glu Mobile Inc.	3,124,702	22,435
	Standard Motor Products Inc.	489,090	22,175
*	Malibu Boats Inc. Class A	569,420	22,122
	ACCO Brands Corp.	2,807,684	22,096
	Vector Group Ltd.	2,264,337	22,077
^,*	YETI Holdings Inc.	756,893	21,912
*	Levi Strauss & Co. Class A	1,025,940	21,422
	Andersons Inc.	764,097	20,814
*	Century Communities Inc.	760,376	20,211
	Phibro Animal Health Corp. Class A	602,182	19,131
*	Modine Manufacturing Co.	1,317,872	18,859
^,*	GoPro Inc. Class A	3,380,166	18,456
	John B Sanfilippo & Son Inc.	222,406	17,724
^	Tootsie Roll Industries Inc.	479,268	17,699
	Kimball International Inc. Class B	1,007,327	17,558
*	William Lyon Homes Class A	930,989	16,972
	Tenneco Inc. Class A	1,452,267	16,106
	Lennar Corp. Class B	415,331	15,994
*	Fossil Group Inc.	1,362,650	15,670
^,*	Sonos Inc.	1,319,626	14,965
	Ethan Allen Interiors Inc.	699,812	14,738
*	American Outdoor Brands Corp.	1,610,468	14,510
	National Presto Industries Inc.	144,733	13,502
*	Primo Water Corp.	1,044,516	12,848
*	Vista Outdoor Inc.	1,418,536	12,597
*	Universal Electronics Inc.	300,825	12,340
	Movado Group Inc.	436,530	11,786
*	Central Garden & Pet Co.	419,992	11,319

5

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
^	National Beverage Corp.	244,683	10,920
	Turning Point Brands Inc.	220,394	10,795
^,*	Motorcar Parts of America Inc.	502,829	10,766
*	MasterCraft Boat Holdings Inc.	533,064	10,443
	Clarus Corp.	714,557	10,318
	Tower International Inc.	528,110	10,298
*	Beazer Homes USA Inc.	941,974	9,052
*	Arlo Technologies Inc.	2,135,290	8,563
	Limoneira Co.	420,319	8,381
	Johnson Outdoors Inc. Class A	110,212	8,219
^,*	New Age Beverages Corp.	1,696,362	7,905
^,*	22nd Century Group Inc.	3,618,695	7,563
*	Unifi Inc.	412,719	7,499
*	elf Beauty Inc.	503,722	7,102
	Alico Inc.	233,986	7,099
	Culp Inc.	367,272	6,978
	Titan International Inc.	1,418,989	6,939
	Hooker Furniture Corp.	325,802	6,718
*	Vera Bradley Inc.	549,467	6,594
*	Lovesac Co.	209,709	6,516
*	Seneca Foods Corp. Class A	227,378	6,328
*	Craft Brew Alliance Inc.	432,980	6,057
*	ZAGG Inc.	846,566	5,892
^,*	Funko Inc. Class A	236,538	5,729
	Oil-Dri Corp. of America	166,141	5,655
*	Lifevantage Corp.	423,249	5,494
	Rocky Brands Inc.	200,785	5,477
^	Camping World Holdings Inc. Class A	386,939	4,806
	Weyco Group Inc.	175,151	4,678
^,*	Revlon Inc. Class A	240,175	4,643
	Hamilton Beach Brands Holding Co. Class A	240,630	4,584
	Bassett Furniture Industries Inc.	300,170	4,578
^,*	Akoustis Technologies Inc.	696,348	4,457
	Superior Group of Cos. Inc.	247,730	4,244
^,*	Pyxus International Inc.	278,167	4,228
	Flexsteel Industries Inc.	226,511	3,864
	Lifetime Brands Inc.	345,381	3,267
*	Delta Apparel Inc.	140,529	3,257
	Marine Products Corp.	201,101	3,105
*	Farmer Brothers Co.	180,038	2,947
^,*	Vuzix Corp.	655,716	2,682
*	Core Molding Technologies Inc.	352,167	2,631
	Strattec Security Corp.	106,274	2,561
*	Shiloh Industries Inc.	488,492	2,379
	Escalade Inc.	203,212	2,331
*	Lakeland Industries Inc.	207,818	2,328
^,*	Celsius Holdings Inc.	502,530	2,231
*	Natural Alternatives International Inc.	185,746	2,166
^,*	Reed’s Inc.	570,575	2,157
*	Nature’s Sunshine Products Inc.	219,079	2,035
*	Legacy Housing Corp.	163,128	2,031
^,*	RiceBran Technologies	685,573	1,995
^,*	cbdMD Inc.	315,100	1,859
^,*	Centric Brands Inc.	424,318	1,744
*	Veru Inc.	770,544	1,641
	Rocky Mountain Chocolate Factory Inc.	182,607	1,534
	Acme United Corp.	65,421	1,477
	Superior Industries International Inc.	424,979	1,470
^,*	Blink Charging Co.	521,114	1,397
^	Dean Foods Co.	1,432,097	1,323
*	Nautilus Inc.	594,821	1,315
	Crown Crafts Inc.	274,588	1,291
*	Libbey Inc.	671,100	1,248
^,*	Castle Brands Inc.	2,448,996	1,136

6

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	S&W Seed Co.	428,639	1,132
	Kewaunee Scientific Corp.	58,701	1,124
*	Alpha Pro Tech Ltd.	293,929	1,002
*	Coffee Holding Co. Inc.	223,334	913
^,*	Hovnanian Enterprises Inc. Class A	120,188	913
^,*	Innovate Biopharmaceuticals Inc.	716,565	831
*	New Home Co. Inc.	168,390	648
*	LS Starrett Co. Class A	88,535	586
*	Charles & Colvard Ltd.	336,332	531
*	Tandy Leather Factory Inc.	94,524	520
*	Lipocine Inc.	256,543	500
*	Sequential Brands Group Inc.	898,316	494
*	Willamette Valley Vineyards Inc.	66,863	463
	Mannatech Inc.	26,457	450
*	Bridgford Foods Corp.	12,299	366
*	US Auto Parts Network Inc.	268,282	335
*	Vince Holding Corp.	20,114	281
	Jerash Holdings US Inc.	35,254	253
	CompX International Inc.	12,502	211
*	JAKKS Pacific Inc.	299,586	210
^,*	Nova Lifestyle Inc.	294,209	206
^,*	Greenlane Holdings Inc. Class A	19,666	189
	P&F Industries Inc. Class A	19,462	162
*	Lifeway Foods Inc.	39,029	142
*	Zedge Inc. Class B	81,694	135
^,*	Iconix Brand Group Inc.	118,341	101
	Ocean Bio-Chem Inc.	24,882	82
^,*	Eastman Kodak Co.	30,809	74
	Unique Fabricating Inc.	25,425	69
*	Summer Infant Inc.	136,442	68
*	Dixie Group Inc.	111,500	65
*	CTI Industries Corp.	16,864	54
*	Koss Corp.	17,870	36
*	Emerson Radio Corp.	18,325	19
*	Hovnanian Enterprises Inc. Class B	772	6
			63,365,809
Consumer Services (13.8%)
*	Amazon.com Inc.	11,579,728	21,927,720
	Walt Disney Co.	49,716,438	6,942,403
	Home Depot Inc.	30,497,742	6,342,615
	Comcast Corp. Class A	124,952,524	5,282,993
*	Netflix Inc.	12,077,830	4,436,429
	Walmart Inc.	39,957,763	4,414,933
	McDonald’s Corp.	21,233,266	4,409,300
	Costco Wholesale Corp.	12,135,344	3,206,886
	Starbucks Corp.	32,251,754	2,703,665
*	Booking Holdings Inc.	1,208,560	2,265,700
	Lowe’s Cos. Inc.	22,076,914	2,227,781
	CVS Health Corp.	35,815,194	1,951,570
*	Charter Communications Inc. Class A	4,339,950	1,715,061
	TJX Cos. Inc.	31,357,999	1,658,211
	Target Corp.	14,258,041	1,234,889
	Walgreens Boots Alliance Inc.	21,612,704	1,181,567
	Marriott International Inc. Class A	7,726,563	1,083,960
	Ross Stores Inc.	10,174,212	1,008,468
	Dollar General Corp.	7,224,817	976,506
	Sysco Corp.	13,434,226	950,068
	Yum! Brands Inc.	8,459,198	936,179
	Delta Air Lines Inc.	16,437,369	932,821
	eBay Inc.	23,476,146	927,308
*	O’Reilly Automotive Inc.	2,172,897	802,494
	Hilton Worldwide Holdings Inc.	8,021,276	784,000
*	AutoZone Inc.	692,914	761,838
	McKesson Corp.	5,285,890	710,371

7

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Dollar Tree Inc.	6,481,252	696,022
	Southwest Airlines Co.	13,644,521	692,869
	Las Vegas Sands Corp.	10,782,357	637,129
*	Chipotle Mexican Grill Inc. Class A	760,189	557,127
	Royal Caribbean Cruises Ltd.	4,582,294	555,420
*	United Continental Holdings Inc.	6,290,450	550,729
*	Ulta Beauty Inc.	1,546,592	536,497
	Carnival Corp.	10,848,222	504,985
	Omnicom Group Inc.	6,127,247	502,128
	Kroger Co.	21,908,611	475,636
*	Liberty Broadband Corp.	4,429,618	461,655
	CBS Corp. Class B	9,189,627	458,562
	Best Buy Co. Inc.	6,276,435	437,656
*	Copart Inc.	5,704,110	426,325
	Expedia Group Inc.	3,134,441	416,975
	Darden Restaurants Inc.	3,395,205	413,298
*	CarMax Inc.	4,675,822	406,002
	MGM Resorts International	12,985,054	370,983
	AmerisourceBergen Corp. Class A	4,349,704	370,856
	Tractor Supply Co.	3,333,123	362,644
	American Airlines Group Inc.	10,993,704	358,505
	Fox Corp. Class A	9,706,326	355,640
*	Norwegian Cruise Line Holdings Ltd.	6,001,650	321,869
	Domino’s Pizza Inc.	1,149,918	319,999
	Wynn Resorts Ltd.	2,545,292	315,591
*	Burlington Stores Inc.	1,844,124	313,778
	Viacom Inc. Class B	10,232,890	305,656
	FactSet Research Systems Inc.	1,049,194	300,657
	Tiffany & Co.	3,192,762	298,970
	Advance Auto Parts Inc.	1,867,506	287,857
*	Live Nation Entertainment Inc.	3,759,001	249,034
*	Altice USA Inc. Class A	10,186,452	248,040
*	Bright Horizons Family Solutions Inc.	1,643,312	247,926
	Vail Resorts Inc.	1,109,477	247,613
	Aramark	6,777,563	244,399
	Interpublic Group of Cos. Inc.	10,661,079	240,834
*	Discovery Communications Inc.	8,455,677	240,564
*	Trade Desk Inc. Class A	1,014,215	231,018
^	Sirius XM Holdings Inc.	40,963,119	228,574
*	DISH Network Corp. Class A	5,901,229	226,666
	Nielsen Holdings plc	9,853,090	222,680
	Service Corp. International	4,731,424	221,336
^,*	Uber Technologies Inc.	4,675,188	216,835
	Alaska Air Group Inc.	3,379,810	216,004
	Kohl’s Corp.	4,539,143	215,836
*	Liberty Media Corp-Liberty Formula One	5,237,645	195,940
*	ServiceMaster Global Holdings Inc.	3,759,148	195,814
^,*	GrubHub Inc.	2,509,130	195,687
*	Etsy Inc.	3,129,184	192,038
*	Caesars Entertainment Corp.	15,950,222	188,532
	News Corp. Class A	13,641,301	184,021
*	Roku Inc.	2,021,368	183,096
*	Five Below Inc.	1,521,639	182,627
	Macy’s Inc.	8,472,485	181,820
	Dunkin’ Brands Group Inc.	2,248,791	179,139
*	Planet Fitness Inc. Class A	2,406,346	174,316
	Fox Corp. Class B	4,671,633	170,655
	Sabre Corp.	7,654,241	169,924
	H&R Block Inc.	5,779,087	169,327
	L Brands Inc.	6,262,906	163,462
	Cable One Inc.	139,385	163,218
	Rollins Inc.	4,485,302	160,888
*	Liberty Media Corp-Liberty SiriusXM Class C	4,190,727	159,164
	Casey’s General Stores Inc.	998,578	155,768

8

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	JetBlue Airways Corp.	8,396,607	155,253
*	Grand Canyon Education Inc.	1,326,712	155,252
*	Discovery Communications Inc. Class A	5,013,403	153,911
	Wyndham Hotels & Resorts Inc.	2,675,233	149,117
^	Williams-Sonoma Inc.	2,220,490	144,332
*	Qurate Retail Group Inc. QVC Group Class A	11,648,624	144,326
*	IAA Inc.	3,712,451	143,969
	Gap Inc.	7,950,115	142,864
*	Madison Square Garden Co. Class A	502,003	140,531
*	TripAdvisor Inc.	2,928,826	135,575
	New York Times Co. Class A	4,045,284	131,957
	Foot Locker Inc.	3,119,863	130,785
*	Ollie’s Bargain Outlet Holdings Inc.	1,459,009	127,094
	Nexstar Media Group Inc. Class A	1,182,039	119,386
*	Chegg Inc.	3,042,931	117,427
	Marriott Vacations Worldwide Corp.	1,214,592	117,087
	Aaron’s Inc.	1,846,172	113,373
	Wyndham Destinations Inc.	2,554,483	112,142
^	Cracker Barrel Old Country Store Inc.	651,284	111,194
	Dolby Laboratories Inc. Class A	1,689,542	109,144
*	Performance Food Group Co.	2,722,972	109,001
	Churchill Downs Inc.	946,218	108,881
	Cinemark Holdings Inc.	2,981,687	107,639
*	frontdoor Inc.	2,362,731	102,897
	Tribune Media Co. Class A	2,202,246	101,788
	Strategic Education Inc.	571,041	101,645
	Sinclair Broadcast Group Inc. Class A	1,890,923	101,410
	Six Flags Entertainment Corp.	2,006,420	99,679
	Texas Roadhouse Inc. Class A	1,855,709	99,596
	Wendy’s Co.	5,083,415	99,533
	Nordstrom Inc.	3,041,620	96,906
*	Liberty Media Corp-Liberty SiriusXM Class A	2,512,174	94,985
	KAR Auction Services Inc.	3,712,821	92,821
*	BJ’s Wholesale Club Holdings Inc.	3,457,950	91,290
*	Spirit Airlines Inc.	1,875,585	89,522
*	AutoNation Inc.	2,131,626	89,400
	World Wrestling Entertainment Inc. Class A	1,237,281	89,344
	Extended Stay America Inc.	5,167,807	87,284
*	LiveRamp Holdings Inc.	1,779,935	86,291
*	Hilton Grand Vacations Inc.	2,636,269	83,886
	Hyatt Hotels Corp. Class A	1,090,158	82,994
	AMERCO	218,049	82,542
	SkyWest Inc.	1,356,570	82,303
	TEGNA Inc.	5,341,878	80,929
	Choice Hotels International Inc.	918,968	79,959
^,*	Carvana Co. Class A	1,272,716	79,659
	Graham Holdings Co. Class B	114,232	78,824
	Wingstop Inc.	819,785	77,675
*	Floor & Decor Holdings Inc. Class A	1,852,779	77,631
	Morningstar Inc.	525,459	76,002
	American Eagle Outfitters Inc.	4,496,336	75,988
*	Yelp Inc. Class A	2,215,450	75,724
^,*	Eldorado Resorts Inc.	1,599,150	73,673
	Monro Inc.	861,530	73,489
^,*	Lyft Inc. Class A	1,111,569	73,041
*	Adtalem Global Education Inc.	1,594,347	71,825
*	Liberty Expedia Holdings Inc. Class A	1,493,852	71,391
	Lithia Motors Inc. Class A	596,048	70,799
*	Murphy USA Inc.	834,228	70,100
	Dick’s Sporting Goods Inc.	1,962,407	67,958
*	Cargurus Inc.	1,857,166	67,062
*	Sotheby’s	1,135,487	66,006
*	AMC Networks Inc. Class A	1,173,686	63,954
	Meredith Corp.	1,148,492	63,236

9

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Sprouts Farmers Market Inc.	3,343,484	63,158
	John Wiley & Sons Inc. Class A	1,363,425	62,527
	Hillenbrand Inc.	1,552,582	61,436
*	Penn National Gaming Inc.	3,161,441	60,889
	Boyd Gaming Corp.	2,197,948	59,213
*	National Vision Holdings Inc.	1,860,204	57,164
*	Avis Budget Group Inc.	1,625,727	57,161
	Jack in the Box Inc.	700,266	56,995
^,*	RH	489,957	56,639
*	Shake Shack Inc. Class A	720,895	52,049
	Allegiant Travel Co. Class A	362,239	51,981
*	Shutterfly Inc.	989,046	49,996
^	Cheesecake Factory Inc.	1,109,793	48,520
	Bloomin’ Brands Inc.	2,540,882	48,048
	Core-Mark Holding Co. Inc.	1,200,535	47,685
*	Groupon Inc. Class A	12,934,255	46,305
*	Laureate Education Inc. Class A	2,919,530	45,866
*	Sally Beauty Holdings Inc.	3,420,381	45,628
	Penske Automotive Group Inc.	964,073	45,601
*	Asbury Automotive Group Inc.	539,457	45,498
	Dine Brands Global Inc.	474,989	45,347
*	SeaWorld Entertainment Inc.	1,453,055	45,045
*	Simply Good Foods Co.	1,870,033	45,030
^,*	Chewy Inc.	1,282,476	44,887
^	Children’s Place Inc.	457,621	43,648
	Dave & Buster’s Entertainment Inc.	1,060,537	42,920
	Red Rock Resorts Inc. Class A	1,988,424	42,711
	Brinker International Inc.	1,069,202	42,073
	Bed Bath & Beyond Inc.	3,618,160	42,043
*	Urban Outfitters Inc.	1,833,661	41,716
*	Gray Television Inc.	2,476,387	40,588
	Group 1 Automotive Inc.	492,171	40,304
	PriceSmart Inc.	739,186	37,787
	Viad Corp.	569,924	37,752
*	MSG Networks Inc.	1,788,999	37,104
^,*	Stitch Fix Inc. Class A	1,118,646	35,785
	Designer Brands Inc. Class A	1,862,196	35,698
	Hawaiian Holdings Inc.	1,239,166	33,990
*	Rent-A-Center Inc.	1,275,159	33,957
*	Career Education Corp.	1,771,950	33,791
*	Clear Channel Outdoor Holdings Inc.	7,008,753	33,081
*	Denny’s Corp.	1,591,157	32,666
	Big Lots Inc.	1,134,148	32,448
*	Cars.com Inc.	1,641,202	32,365
*	K12 Inc.	1,060,754	32,258
*	Herc Holdings Inc.	702,018	32,173
*	Scientific Games Corp.	1,583,533	31,386
	Office Depot Inc.	15,147,179	31,203
	Matthews International Corp. Class A	853,985	29,761
	Abercrombie & Fitch Co.	1,854,587	29,748
*	Liberty Media Corp-Liberty Formula One Class A	809,051	29,013
*	Boot Barn Holdings Inc.	809,467	28,849
	Lions Gate Entertainment Corp. Class B	2,461,750	28,581
^,*	Trupanion Inc.	773,404	27,943
*	ANGI Homeservices Inc. Class A	2,139,851	27,839
	Signet Jewelers Ltd.	1,544,866	27,622
^,*	Hertz Global Holdings Inc.	1,726,068	27,548
	International Speedway Corp. Class A	602,154	27,031
*	Liberty Media Corp-Liberty Braves Class C	964,077	26,965
^	Papa John’s International Inc.	597,272	26,710
	BJ’s Restaurants Inc.	595,835	26,181
*	Upwork Inc.	1,617,002	26,001
*	Chefs’ Warehouse Inc.	690,027	24,199
*	Liberty TripAdvisor Holdings Inc. Class A	1,947,826	24,153

10

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Guess? Inc.	1,457,815	23,544
*	Quotient Technology Inc.	2,189,736	23,518
*	Liberty Broadband Corp. Class A	226,860	23,330
*	Genesco Inc.	550,173	23,267
	Caleres Inc.	1,149,208	22,892
	EW Scripps Co. Class A	1,447,427	22,131
	Scholastic Corp.	657,046	21,840
^	Lions Gate Entertainment Corp. Class A	1,764,186	21,611
*	Weight Watchers International Inc.	1,098,101	20,974
	Entercom Communications Corp. Class A	3,600,929	20,885
	Gannett Co. Inc.	2,533,658	20,675
^	Dillard’s Inc. Class A	330,316	20,572
*	SP Plus Corp.	621,028	19,829
	Marcus Corp.	599,217	19,750
*	Michaels Cos. Inc.	2,154,754	18,746
*	QuinStreet Inc.	1,177,499	18,663
*	Stamps.com Inc.	399,023	18,064
*	Providence Service Corp.	304,164	17,441
	Ruth’s Hospitality Group Inc.	742,226	16,856
	New Media Investment Group Inc.	1,781,482	16,817
^	AMC Entertainment Holdings Inc. Class A	1,762,847	16,447
^	Buckle Inc.	946,055	16,376
*	BrightView Holdings Inc.	828,668	15,504
*	America’s Car-Mart Inc.	177,884	15,312
*	PlayAGS Inc.	758,619	14,755
	Weis Markets Inc.	405,032	14,747
*	Houghton Mifflin Harcourt Co.	2,536,426	14,610
*	Zumiez Inc.	535,259	13,970
	Sonic Automotive Inc. Class A	594,878	13,890
*	TechTarget Inc.	635,869	13,512
^	Rite Aid Corp.	1,685,693	13,502
*	Regis Corp.	784,988	13,031
	SpartanNash Co.	1,100,233	12,840
*	1-800-Flowers.com Inc. Class A	671,210	12,672
*	American Public Education Inc.	427,407	12,643
*	MarineMax Inc.	767,795	12,623
*	Grocery Outlet Holding Corp.	380,931	12,525
	Carriage Services Inc. Class A	657,930	12,507
*	TrueCar Inc.	2,279,195	12,444
^,*	Overstock.com Inc.	907,852	12,347
*	Lindblad Expeditions Holdings Inc.	683,808	12,274
*	Monarch Casino & Resort Inc.	286,022	12,225
*	Red Robin Gourmet Burgers Inc.	384,575	11,756
^,*	Digital Turbine Inc.	2,278,148	11,391
	Ingles Markets Inc. Class A	365,248	11,370
*	Party City Holdco Inc.	1,545,373	11,328
^,*	Revolve Group Inc.	323,997	11,178
^,*	Waitr Holdings Inc.	1,771,465	11,143
	National CineMedia Inc.	1,695,590	11,123
^,*	Lumber Liquidators Holdings Inc.	961,139	11,101
	Winmark Corp.	63,961	11,075
*	Avid Technology Inc.	1,203,112	10,972
^	GameStop Corp. Class A	1,973,691	10,796
^,*	JC Penney Co. Inc.	9,466,142	10,791
*	Conn’s Inc.	588,392	10,485
*	Titan Machinery Inc.	503,916	10,371
*	Clean Energy Fuels Corp.	3,852,621	10,287
*	Hibbett Sports Inc.	563,843	10,262
*	Century Casinos Inc.	1,056,281	10,246
*	Del Taco Restaurants Inc.	767,349	9,837
	Barnes & Noble Inc.	1,463,189	9,789
^	PetMed Express Inc.	617,006	9,668
^	Shoe Carnival Inc.	347,331	9,586
*	At Home Group Inc.	1,408,660	9,382

11

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	PCM Inc.	261,224	9,153
*	United Natural Foods Inc.	997,487	8,947
*	Rubicon Project Inc.	1,405,858	8,941
*	Del Frisco’s Restaurant Group Inc.	1,105,354	8,799
*	Golden Entertainment Inc.	623,550	8,730
	Chico’s FAS Inc.	2,574,793	8,677
*	Care.com Inc.	782,082	8,587
^,*	HF Foods Group Inc.	245,900	8,560
*	Carrols Restaurant Group Inc.	944,362	8,528
	Haverty Furniture Cos. Inc.	491,578	8,372
*	Drive Shack Inc.	1,761,595	8,262
*	Fiesta Restaurant Group Inc.	617,207	8,110
	News Corp. Class B	568,441	7,935
*	Chuy’s Holdings Inc.	345,057	7,909
	Emerald Expositions Events Inc.	692,299	7,719
*	Twin River Worldwide Holdings Inc.	259,335	7,715
*	Cumulus Media Inc. Class A	411,813	7,639
*	Liberty Media Corp-Liberty Braves Class A	268,964	7,477
	Nathan’s Famous Inc.	93,135	7,276
*	Diplomat Pharmacy Inc.	1,162,438	7,079
*	Express Inc.	2,535,150	6,921
	Cato Corp. Class A	560,958	6,911
*	comScore Inc.	1,299,000	6,703
*	Habit Restaurants Inc. Class A	638,339	6,696
*	Select Interior Concepts Inc. Class A	570,093	6,642
*	El Pollo Loco Holdings Inc.	616,206	6,569
*	Noodles & Co. Class A	768,091	6,053
^,*	Daily Journal Corp.	25,274	6,015
^	Tailored Brands Inc.	1,014,443	5,853
	Entravision Communications Corp. Class A	1,801,624	5,621
*	Mesa Air Group Inc.	613,566	5,608
	Citi Trends Inc.	380,620	5,565
*	Fluent Inc.	1,032,518	5,555
*	Hemisphere Media Group Inc. Class A	418,500	5,407
^,*	Boston Omaha Corp. Class A	232,603	5,385
	Collectors Universe Inc.	247,666	5,285
	Speedway Motorsports Inc.	284,334	5,274
	Village Super Market Inc. Class A	192,623	5,106
*	Reading International Inc. Class A	388,681	5,045
	Tribune Publishing Co.	610,248	4,864
	Tilly’s Inc. Class A	633,068	4,830
	Tile Shop Holdings Inc.	1,203,856	4,815
^,*	Duluth Holdings Inc.	346,794	4,713
*	Liquidity Services Inc.	753,573	4,589
*	J Alexander’s Holdings Inc.	406,396	4,564
*	Red Lion Hotels Corp.	640,447	4,554
*	Marchex Inc. Class B	968,568	4,552
	RCI Hospitality Holdings Inc.	251,776	4,409
*	Sportsman’s Warehouse Holdings Inc.	1,140,854	4,312
*	Build-A-Bear Workshop Inc.	730,069	4,081
*	Container Store Group Inc.	537,283	3,933
*	Potbelly Corp.	753,321	3,834
	Saga Communications Inc. Class A	120,987	3,780
^,*	Lands’ End Inc.	308,077	3,765
*	MDC Partners Inc. Class A	1,476,299	3,720
*	Leaf Group Ltd.	483,779	3,585
*	Lee Enterprises Inc.	1,511,588	3,386
*	Natural Grocers by Vitamin Cottage Inc.	335,076	3,368
^,*	Hertz Global Holdings Inc. Rights Exp. 07/12/2019	1,726,008	3,366
*	Zovio Inc. Class A	845,614	3,027
^,*	Ascena Retail Group Inc.	4,917,512	3,000
*	Barnes & Noble Education Inc.	888,158	2,984
*	RealNetworks Inc.	1,534,346	2,915
^,*	Gaia Inc. Class A	366,203	2,776

12

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
^,*	Tuesday Morning Corp.	1,611,057	2,723
^,*	Alkaline Water Co. Inc.	1,225,094	2,671
^,*	GNC Holdings Inc. Class A	1,758,297	2,637
^,*	Vitamin Shoppe Inc.	611,774	2,410
*	Travelzoo	153,651	2,372
*	Biglari Holdings Inc.	4,101	2,176
*	A-Mark Precious Metals Inc.	166,680	2,175
*	Destination XL Group Inc.	1,122,534	1,976
^,*	Youngevity International Inc.	328,039	1,870
^,*	EverQuote Inc. Class A	143,232	1,862
	Peak Resorts Inc.	339,989	1,615
	CSS Industries Inc.	328,154	1,601
*	Biglari Holdings Inc. Class B	15,085	1,567
^,*	Blue Apron Holdings Inc. Class A	226,578	1,532
*	RealReal Inc.	50,761	1,467
*	RTW RetailWinds Inc.	757,524	1,288
^,*	LiveXLive Media Inc.	292,601	1,214
*	Full House Resorts Inc.	634,720	1,187
*	Urban One Inc.	586,275	1,149
^	Big 5 Sporting Goods Corp.	576,882	1,125
*	ONE Group Hospitality Inc.	348,365	1,115
^,*	HyreCar Inc.	261,395	1,098
^	J. Jill Inc.	513,735	1,022
	AH Belo Corp. Class A	270,109	997
*	EVINE Live Inc.	2,286,059	990
^	Chicken Soup For The Soul Entertainment Inc.	131,647	987
^,*	Kirkland’s Inc.	435,240	984
^	Pier 1 Imports Inc.	128,364	967
^,*	Social Reality Inc. Class A	202,680	945
	Beasley Broadcast Group Inc. Class A	283,251	912
*	Town Sports International Holdings Inc.	420,278	912
	Educational Development Corp.	125,853	880
	Ark Restaurants Corp.	42,422	868
^,*	Eastside Distilling Inc.	184,222	829
	TheStreet Inc.	128,302	787
	Dover Motorsports Inc.	370,711	771
*	Emmis Communications Corp. Class A	139,659	663
*	Good Times Restaurants Inc.	356,504	627
^,*	Interpace Diagnostics Group Inc.	813,188	590
	Salem Media Group Inc. Class A	233,613	568
^,*	Net Element Inc.	120,457	550
^,*	VistaGen Therapeutics Inc.	727,210	528
*	Famous Dave’s of America Inc.	118,073	521
^,*	Remark Holdings Inc.	611,565	520
^,*	Sears Hometown and Outlet Stores Inc.	212,683	506
	Townsquare Media Inc. Class A	91,139	490
^,*	Empire Resorts Inc.	49,946	479
*	Genius Brands International Inc.	342,917	477
^,*	Fred’s Inc. Class A	923,312	454
*	Dolphin Entertainment Inc.	427,208	449
	Canterbury Park Holding Corp.	35,605	439
^,*	Stein Mart Inc.	494,310	425
^,*	Francesca’s Holdings Corp.	856,770	424
*	Global Eagle Entertainment Inc.	611,005	397
	Natural Health Trends Corp.	40,243	324
^,*	Purple Innovation Inc.	40,757	275
	Value Line Inc.	9,754	268
*	Destination Maternity Corp.	197,398	261
*	Profire Energy Inc.	159,396	241
*	AutoWeb Inc.	67,556	240
*	Harte-Hanks Inc.	104,139	229
^,*	McClatchy Co. Class A	66,556	174
*	Diversified Restaurant Holdings Inc.	227,068	168
^	Stage Stores Inc.	177,745	137

13

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	BioHiTech Global Inc.	65,474	117
*	Valeritas Holdings Inc.	42,656	112
^	FAT Brands Inc.	13,323	55
*	Lazydays Holdings Inc.	10,700	54
*	Ifresh Inc.	41,006	51
*	Monaker Group Inc.	13,840	42
*	Live Ventures Inc.	3,993	28
	Haverty Furniture Cos. Inc. Class A	1,375	23
*	iPic Entertainment Inc. Class A	3,300	12
*	Rave Restaurant Group Inc.	3,629	11
	Viacom Inc. Class A	300	10
*	Insignia Systems Inc.	9,327	10
*	DGSE Cos. Inc.	3,480	5
*	Luby’s Inc.	3,253	4
*	Urban One Inc. Class A	1,053	2
*,§	Universal Travel Group	42,843	—
			111,966,181
Financials (19.3%)
*	Berkshire Hathaway Inc. Class B	52,371,029	11,163,932
	JPMorgan Chase & Co.	85,352,553	9,542,415
	Visa Inc. Class A	48,291,897	8,381,059
	Bank of America Corp.	236,799,875	6,867,196
	Mastercard Inc. Class A	25,181,350	6,661,223
	Wells Fargo & Co.	111,908,813	5,295,525
	Citigroup Inc.	63,899,249	4,474,864
	American Tower Corp.	12,233,516	2,501,142
	American Express Co.	17,674,642	2,181,758
	US Bancorp	40,205,348	2,106,760
	Goldman Sachs Group Inc.	9,439,056	1,931,231
	CME Group Inc.	9,902,084	1,922,094
	Chubb Ltd.	11,272,693	1,660,355
	S&P Global Inc.	6,872,924	1,565,583
	PNC Financial Services Group Inc.	11,396,374	1,564,494
	Morgan Stanley	35,084,070	1,537,033
	Crown Castle International Corp.	11,482,435	1,496,735
	BlackRock Inc.	3,044,671	1,428,864
	Marsh & McLennan Cos. Inc.	14,050,247	1,401,512
	Prologis Inc.	17,436,498	1,396,663
	Simon Property Group Inc.	8,501,283	1,358,165
	Intercontinental Exchange Inc.	15,745,847	1,353,198
	Charles Schwab Corp.	33,440,123	1,343,959
	Progressive Corp.	16,168,473	1,292,346
	Aon plc	6,648,845	1,283,094
	American International Group Inc.	23,953,854	1,276,261
	Equinix Inc.	2,324,601	1,172,273
	Capital One Financial Corp.	12,881,289	1,168,848
	Aflac Inc.	20,965,932	1,149,143
	Prudential Financial Inc.	11,261,671	1,137,429
	Bank of New York Mellon Corp.	23,804,254	1,050,958
	BB&T Corp.	21,213,527	1,042,221
	Travelers Cos. Inc.	6,917,452	1,034,297
	MetLife Inc.	19,793,021	983,119
	Public Storage	4,099,889	976,471
	Welltower Inc.	11,155,504	909,508
	Allstate Corp.	8,800,590	894,932
	Moody’s Corp.	4,481,658	875,313
	AvalonBay Communities Inc.	3,866,109	785,516
	Equity Residential	10,287,763	781,047
	SunTrust Banks Inc.	12,280,907	771,855
*	SBA Communications Corp. Class A	3,117,041	700,836
	Discover Financial Services	9,015,933	699,546
	Ventas Inc.	10,136,258	692,813
	T. Rowe Price Group Inc.	6,153,720	675,125
	Digital Realty Trust Inc.	5,729,138	674,835

14

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	IHS Markit Ltd.	10,456,342	666,278
	Synchrony Financial	18,401,859	637,992
	M&T Bank Corp.	3,643,000	619,565
	Realty Income Corp.	8,677,719	598,502
	Fifth Third Bancorp	20,739,960	578,645
	State Street Corp.	9,876,624	553,684
	Hartford Financial Services Group Inc.	9,869,478	549,927
	Boston Properties Inc.	4,241,428	547,144
	Weyerhaeuser Co.	20,699,664	545,229
	Ameriprise Financial Inc.	3,733,644	541,976
	Essex Property Trust Inc.	1,826,045	533,077
	MSCI Inc. Class A	2,194,077	523,924
	Northern Trust Corp.	5,768,026	519,122
	KeyCorp	28,167,640	499,976
*	CBRE Group Inc. Class A	8,890,552	456,085
	Citizens Financial Group Inc.	12,708,028	449,356
	Equifax Inc.	3,313,409	448,105
	Cincinnati Financial Corp.	4,319,091	447,760
	Principal Financial Group Inc.	7,687,235	445,245
	Arthur J Gallagher & Co.	5,073,621	444,398
	Alexandria Real Estate Equities Inc.	3,094,890	436,658
	Regions Financial Corp.	28,312,949	422,995
	HCP Inc.	13,090,885	418,647
	Huntington Bancshares Inc.	28,995,638	400,720
	Loews Corp.	7,300,874	399,139
*	Markel Corp.	363,092	395,625
*	Arch Capital Group Ltd.	10,584,774	392,483
	TD Ameritrade Holding Corp.	7,708,486	384,808
	WP Carey Inc.	4,687,615	380,541
	Mid-America Apartment Communities Inc.	3,151,418	371,111
	Host Hotels & Resorts Inc.	20,358,374	370,930
	Lincoln National Corp.	5,657,720	364,640
	Annaly Capital Management Inc.	39,545,154	361,047
	KKR & Co. Inc. Class A	14,027,478	354,474
	Extra Space Storage Inc.	3,311,193	351,318
	UDR Inc.	7,718,206	346,470
	Ally Financial Inc.	11,115,586	344,472
	First Republic Bank	3,501,812	341,952
	MarketAxess Holdings Inc.	1,037,617	333,511
*	Berkshire Hathaway Inc. Class A	1,034	329,174
*	SVB Financial Group	1,444,834	324,495
	Cboe Global Markets Inc.	3,091,170	320,338
	Comerica Inc.	4,364,068	317,006
	Invitation Homes Inc.	11,614,718	310,461
	Duke Realty Corp.	9,764,449	308,654
	Nasdaq Inc.	3,185,914	306,389
	Sun Communities Inc.	2,376,044	304,585
	E*TRADE Financial Corp.	6,768,610	301,880
	Vornado Realty Trust	4,709,091	301,853
	Regency Centers Corp.	4,491,346	299,752
	Raymond James Financial Inc.	3,471,685	293,531
	Fidelity National Financial Inc.	7,195,224	289,968
	Everest Re Group Ltd.	1,116,935	276,084
	Camden Property Trust	2,641,518	275,748
	Equity LifeStyle Properties Inc.	2,223,141	269,756
	Franklin Resources Inc.	7,717,558	268,571
	Reinsurance Group of America Inc. Class A	1,714,051	267,443
	Federal Realty Investment Trust	2,022,728	260,446
*	Alleghany Corp.	381,054	259,540
	WR Berkley Corp.	3,921,395	258,538
	AGNC Investment Corp.	14,986,139	252,067
	Iron Mountain Inc.	7,915,260	247,748
	Torchmark Corp.	2,737,211	244,871
	VEREIT Inc.	26,724,122	240,784

15

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Western Union Co.	12,066,937	240,011
	Zions Bancorp NA	5,188,473	238,566
	Invesco Ltd.	11,542,308	236,156
	National Retail Properties Inc.	4,422,094	234,415
	Voya Financial Inc.	4,110,559	227,314
	Brown & Brown Inc.	6,618,969	221,735
	Omega Healthcare Investors Inc.	5,956,346	218,896
	Gaming and Leisure Properties Inc.	5,554,105	216,499
	SEI Investments Co.	3,799,175	213,134
	RenaissanceRe Holdings Ltd.	1,187,640	211,412
	Kimco Realty Corp.	11,109,628	205,306
	Kilroy Realty Corp.	2,761,734	203,844
	Liberty Property Trust	4,051,419	202,733
	Apartment Investment & Management Co.	4,040,979	202,534
	East West Bancorp Inc.	4,047,487	189,301
	SL Green Realty Corp.	2,355,087	189,278
	Lamar Advertising Co. Class A	2,337,763	188,681
	American Financial Group Inc.	1,838,654	188,407
	STORE Capital Corp.	5,590,703	185,555
*	Athene Holding Ltd. Class A	4,300,384	185,175
	People’s United Financial Inc.	10,991,013	184,429
	Medical Properties Trust Inc.	10,468,089	182,563
	Erie Indemnity Co. Class A	712,507	181,176
	LPL Financial Holdings Inc.	2,214,251	180,616
	Unum Group	5,377,614	180,419
	CyrusOne Inc.	3,098,857	178,866
	New Residential Investment Corp.	11,557,716	177,873
	Jones Lang LaSalle Inc.	1,255,620	176,653
	Old Republic International Corp.	7,852,412	175,737
	Douglas Emmett Inc.	4,400,279	175,307
	Americold Realty Trust	5,396,842	174,966
	Assurant Inc.	1,637,961	174,246
	American Campus Communities Inc.	3,721,202	171,771
	Commerce Bancshares Inc.	2,875,535	171,554
	Signature Bank	1,413,578	170,817
	CubeSmart	5,096,567	170,429
	AXA Equitable Holdings Inc.	8,108,799	169,474
	American Homes 4 Rent Class A	6,939,152	168,691
*	GCI Liberty Inc. Class A	2,743,077	168,590
*	Credit Acceptance Corp.	334,447	161,816
	Starwood Property Trust Inc.	7,096,759	161,238
	Park Hotels & Resorts Inc.	5,691,532	156,859
	First American Financial Corp.	2,889,497	155,166
	Healthcare Trust of America Inc. Class A	5,582,772	153,135
	Synovus Financial Corp.	4,352,736	152,346
	EPR Properties	2,018,049	150,526
	Hanover Insurance Group Inc.	1,163,342	149,257
	Cullen/Frost Bankers Inc.	1,593,571	149,254
	Popular Inc.	2,734,579	148,324
	Brixmor Property Group Inc.	8,272,651	147,915
	CIT Group Inc.	2,796,432	146,925
	Cousins Properties Inc.	4,037,362	146,031
	Hudson Pacific Properties Inc.	4,227,762	140,658
	Primerica Inc.	1,172,455	140,636
*	Howard Hughes Corp.	1,117,064	138,337
	Affiliated Managers Group Inc.	1,491,220	137,401
^	VICI Properties Inc.	6,202,157	136,696
	Macerich Co.	4,045,980	135,500
	Eaton Vance Corp.	3,106,491	133,983
	Radian Group Inc.	5,843,187	133,517
	PacWest Bancorp	3,434,367	133,356
	First Horizon National Corp.	8,869,476	132,421
*	MGIC Investment Corp.	9,921,581	130,370
	Axis Capital Holdings Ltd.	2,182,898	130,210

16

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	JBG SMITH Properties	3,309,408	130,192
	Sterling Bancorp	6,069,239	129,153
	New York Community Bancorp Inc.	12,846,210	128,205
	Kemper Corp.	1,482,269	127,905
	First Industrial Realty Trust Inc.	3,443,491	126,514
	Blackstone Mortgage Trust Inc. Class A	3,490,904	124,206
^,*	Zillow Group Inc.	2,668,248	123,780
	Webster Financial Corp.	2,587,660	123,613
	Prosperity Bancshares Inc.	1,849,402	122,153
	Lazard Ltd. Class A	3,538,079	121,675
	Jefferies Financial Group Inc.	6,289,614	120,949
*	Brighthouse Financial Inc.	3,283,575	120,474
*	Essent Group Ltd.	2,563,515	120,460
	Selective Insurance Group Inc.	1,607,096	120,355
	Life Storage Inc.	1,257,487	119,562
	Rexford Industrial Realty Inc.	2,948,279	119,022
	Pinnacle Financial Partners Inc.	2,050,452	117,860
	Highwoods Properties Inc.	2,842,299	117,387
*	Western Alliance Bancorp	2,599,216	116,237
	CoreSite Realty Corp.	1,003,768	115,604
	Assured Guaranty Ltd.	2,741,975	115,382
	EastGroup Properties Inc.	994,422	115,333
	FirstCash Inc.	1,144,915	114,514
	Wintrust Financial Corp.	1,557,978	113,982
	IBERIABANK Corp.	1,487,877	112,855
	Hospitality Properties Trust	4,401,151	110,029
	Stifel Financial Corp.	1,861,072	109,915
	Spirit Realty Capital Inc.	2,574,615	109,833
	First Financial Bankshares Inc.	3,561,122	109,647
	Rayonier Inc.	3,590,894	108,804
	Healthcare Realty Trust Inc.	3,458,329	108,315
	FNB Corp.	9,091,291	107,005
	Interactive Brokers Group Inc.	1,969,961	106,772
	Umpqua Holdings Corp.	6,289,119	104,336
	Pebblebrook Hotel Trust	3,679,981	103,702
	Bank OZK	3,443,305	103,609
	United Bankshares Inc.	2,791,436	103,534
	Equity Commonwealth	3,182,028	103,480
	Two Harbors Investment Corp.	8,148,732	103,244
	Ryman Hospitality Properties Inc.	1,268,140	102,833
	STAG Industrial Inc.	3,396,866	102,721
	Sabra Health Care REIT Inc.	5,144,393	101,293
	Janus Henderson Group plc	4,728,594	101,192
	Outfront Media Inc.	3,854,275	99,402
	RLI Corp.	1,153,926	98,903
	Bank of Hawaii Corp.	1,192,303	98,854
	First Hawaiian Inc.	3,759,503	97,258
	Hancock Whitney Corp.	2,415,119	96,750
	Associated Banc-Corp	4,569,275	96,594
	Chimera Investment Corp.	5,090,067	96,050
	Valley National Bancorp	8,797,498	94,837
	BankUnited Inc.	2,805,265	94,650
	Apple Hospitality REIT Inc.	5,956,013	94,462
	Legg Mason Inc.	2,460,130	94,174
	Weingarten Realty Investors	3,434,402	94,171
	Navient Corp.	6,832,260	93,260
	Community Bank System Inc.	1,405,626	92,546
	Glacier Bancorp Inc.	2,272,226	92,139
	TCF Financial Corp.	4,386,855	91,203
	RLJ Lodging Trust	5,072,926	89,994
^,*	LendingTree Inc.	212,390	89,210
	Physicians Realty Trust	5,113,992	89,188
	Terreno Realty Corp.	1,817,693	89,140
	PS Business Parks Inc.	526,611	88,750

17

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Zillow Group Inc. Class A	1,935,424	88,565
	MFA Financial Inc.	12,265,976	88,070
	National Health Investors Inc.	1,120,779	87,454
*	Texas Capital Bancshares Inc.	1,421,801	87,256
	Sunstone Hotel Investors Inc.	6,363,768	87,247
	UMB Financial Corp.	1,306,970	86,025
	White Mountains Insurance Group Ltd.	83,416	85,206
	Federated Investors Inc. Class B	2,611,580	84,876
	Home BancShares Inc.	4,396,569	84,678
	Chemical Financial Corp.	2,033,485	83,597
	Evercore Inc. Class A	939,125	83,178
	Fulton Financial Corp.	4,938,346	80,841
	Paramount Group Inc.	5,751,543	80,579
	Old National Bancorp	4,805,691	79,726
	BancorpSouth Bank	2,742,165	79,632
	Washington Federal Inc.	2,276,689	79,525
	Corporate Office Properties Trust	3,006,632	79,285
	Cathay General Bancorp	2,163,319	77,685
	CenterState Bank Corp.	3,346,029	77,059
	CNO Financial Group Inc.	4,606,286	76,833
	PotlatchDeltic Corp.	1,970,142	76,796
	Apollo Commercial Real Estate Finance Inc.	4,124,775	75,855
	Columbia Banking System Inc.	2,073,332	75,013
	CVB Financial Corp.	3,551,047	74,679
	Cadence BanCorp Class A	3,577,590	74,414
	Santander Consumer USA Holdings Inc.	3,092,078	74,086
	South State Corp.	1,001,245	73,762
	GEO Group Inc.	3,476,214	73,035
	Atlantic Union Bankshares Corp.	2,056,440	72,654
	OneMain Holdings Inc.	2,141,543	72,406
	First Citizens BancShares Inc. Class A	159,875	71,987
	Investors Bancorp Inc.	6,423,740	71,625
	Piedmont Office Realty Trust Inc. Class A	3,588,981	71,528
	Brandywine Realty Trust	4,984,262	71,375
	SLM Corp.	7,291,140	70,870
	CoreCivic Inc.	3,412,673	70,847
	QTS Realty Trust Inc. Class A	1,527,550	70,542
	Kennedy-Wilson Holdings Inc.	3,410,266	70,149
	Empire State Realty Trust Inc.	4,711,850	69,783
	CareTrust REIT Inc.	2,924,035	69,534
	Retail Properties of America Inc.	5,894,508	69,319
	Agree Realty Corp.	1,075,841	68,908
	Columbia Property Trust Inc.	3,263,793	67,691
	Independent Bank Corp.	888,187	67,635
	Taubman Centers Inc.	1,646,613	67,231
	Brookfield Property REIT Inc. Class A	3,543,554	66,938
	First BanCorp	6,028,112	66,550
	Xenia Hotels & Resorts Inc.	3,171,594	66,128
	Argo Group International Holdings Ltd.	884,830	65,522
*	Green Dot Corp. Class A	1,337,573	65,407
	Colony Capital Inc.	13,029,686	65,148
	American Equity Investment Life Holding Co.	2,377,587	64,575
	BOK Financial Corp.	853,668	64,435
	American Assets Trust Inc.	1,346,614	63,452
	Washington REIT	2,312,702	61,819
	United Community Banks Inc.	2,161,006	61,718
	Acadia Realty Trust	2,247,255	61,507
	DiamondRock Hospitality Co.	5,931,748	61,334
	First Financial Bancorp	2,530,989	61,301
	First Midwest Bancorp Inc.	2,883,348	59,022
	WSFS Financial Corp.	1,425,346	58,867
	Lexington Realty Trust	6,199,199	58,334
	Trustmark Corp.	1,750,880	58,217
	Great Western Bancorp Inc.	1,607,848	57,432

18

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	International Bancshares Corp.	1,511,612	57,003
	Invesco Mortgage Capital Inc.	3,503,804	56,481
	LegacyTexas Financial Group Inc.	1,360,844	55,400
	Simmons First National Corp. Class A	2,332,401	54,252
	Mack-Cali Realty Corp.	2,310,093	53,802
	Four Corners Property Trust Inc.	1,962,515	53,636
	Renasant Corp.	1,491,960	53,621
	Urban Edge Properties	3,085,984	53,480
	Retail Opportunity Investments Corp.	3,110,436	53,282
	ProAssurance Corp.	1,457,674	52,637
	WesBanco Inc.	1,365,106	52,625
	First Merchants Corp.	1,357,498	51,449
	Pacific Premier Bancorp Inc.	1,664,904	51,412
*	Genworth Financial Inc. Class A	13,809,766	51,234
	Independent Bank Group Inc.	922,077	50,677
*	Cannae Holdings Inc.	1,748,320	50,666
*	Cushman & Wakefield plc	2,790,278	49,890
*	NMI Holdings Inc. Class A	1,753,747	49,789
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,763,222	49,688
	Eagle Bancorp Inc.	914,732	49,514
*	eHealth Inc.	572,806	49,319
	Ameris Bancorp	1,256,170	49,229
	Banner Corp.	905,884	49,054
	Mercury General Corp.	777,278	48,580
	LTC Properties Inc.	1,061,328	48,460
	Hope Bancorp Inc.	3,512,212	48,398
	Kinsale Capital Group Inc.	519,281	47,504
	Senior Housing Properties Trust	5,728,032	47,371
	Chesapeake Lodging Trust	1,663,359	47,273
*	Enstar Group Ltd.	271,083	47,244
	Moelis & Co. Class A	1,347,808	47,106
	Virtu Financial Inc. Class A	2,144,401	46,705
	HFF Inc. Class A	1,002,372	45,588
	Towne Bank	1,666,291	45,456
	Horace Mann Educators Corp.	1,125,798	45,358
	Capitol Federal Financial Inc.	3,274,833	45,094
	National Storage Affiliates Trust	1,555,506	45,016
	Global Net Lease Inc.	2,267,526	44,489
	BGC Partners Inc. Class A	8,485,097	44,377
	Northwest Bancshares Inc.	2,507,063	44,149
	Alexander & Baldwin Inc.	1,893,342	43,736
	Uniti Group Inc.	4,583,202	43,540
	ServisFirst Bancshares Inc.	1,265,460	43,355
	PennyMac Mortgage Investment Trust	1,979,158	43,205
	SITE Centers Corp.	3,261,078	43,177
	Hilltop Holdings Inc.	2,003,438	42,613
	Ladder Capital Corp. Class A	2,550,171	42,358
	Houlihan Lokey Inc. Class A	946,760	42,159
	Westamerica Bancorporation	683,426	42,106
	Walker & Dunlop Inc.	789,535	42,011
	Redwood Trust Inc.	2,539,061	41,971
*	Axos Financial Inc.	1,464,949	39,920
	NBT Bancorp Inc.	1,055,080	39,576
^	Seritage Growth Properties Class A	902,007	38,750
	National General Holdings Corp.	1,682,070	38,587
	Industrial Logistics Properties Trust	1,832,941	38,162
	Newmark Group Inc. Class A	4,239,453	38,070
	Berkshire Hills Bancorp Inc.	1,207,930	37,917
	First Commonwealth Financial Corp.	2,771,651	37,334
	Ares Management Corp.	1,422,982	37,239
	Provident Financial Services Inc.	1,532,742	37,169
	Heartland Financial USA Inc.	821,161	36,731
	Essential Properties Realty Trust Inc.	1,827,411	36,621
	Colony Credit Real Estate Inc.	2,355,880	36,516

19

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	PRA Group Inc.	1,296,832	36,493
	Clearway Energy Inc.	2,153,179	36,303
	James River Group Holdings Ltd.	769,720	36,100
	First Interstate BancSystem Inc. Class A	907,708	35,954
	New York Mortgage Trust Inc.	5,744,032	35,613
	Summit Hotel Properties Inc.	3,081,589	35,346
^,*	Redfin Corp.	1,940,785	34,895
^	Innovative Industrial Properties Inc.	280,430	34,650
	Park National Corp.	348,169	34,605
	Employers Holdings Inc.	815,138	34,456
	Office Properties Income Trust	1,307,912	34,359
	Safety Insurance Group Inc.	361,138	34,355
*	World Acceptance Corp.	206,994	33,970
	FGL Holdings	4,018,290	33,754
	Monmouth Real Estate Investment Corp.	2,434,228	32,984
	PennyMac Financial Services Inc.	1,482,234	32,876
	Easterly Government Properties Inc.	1,811,954	32,814
*	Seacoast Banking Corp. of Florida	1,285,389	32,700
^	Tanger Factory Outlet Centers Inc.	2,011,199	32,602
	S&T Bancorp Inc.	864,708	32,409
^	American Finance Trust Inc.	2,971,737	32,392
	OFG Bancorp	1,362,502	32,387
	AMERISAFE Inc.	505,322	32,224
	OceanFirst Financial Corp.	1,296,196	32,210
	Cohen & Steers Inc.	614,285	31,599
	Kearny Financial Corp.	2,373,237	31,540
	Veritex Holdings Inc.	1,207,450	31,333
	City Holding Co.	410,711	31,321
	First Busey Corp.	1,148,203	30,324
	Sandy Spring Bancorp Inc.	868,758	30,302
	Tompkins Financial Corp.	369,501	30,151
*	Encore Capital Group Inc.	889,769	30,136
	Brookline Bancorp Inc.	1,930,581	29,692
	Meta Financial Group Inc.	1,045,028	29,313
	Boston Private Financial Holdings Inc.	2,427,636	29,302
	Universal Health Realty Income Trust	337,905	28,698
*	LendingClub Corp.	8,749,144	28,697
	Piper Jaffray Cos.	385,495	28,631
	Independence Realty Trust Inc.	2,462,104	28,487
	Lakeland Financial Corp.	604,892	28,327
	Heritage Financial Corp.	956,158	28,245
	TFS Financial Corp.	1,561,884	28,223
	TPG RE Finance Trust Inc.	1,461,706	28,196
	RPT Realty	2,317,098	28,060
	Hamilton Lane Inc. Class A	491,368	28,037
	Getty Realty Corp.	900,521	27,700
	First Bancorp	751,689	27,377
	Kite Realty Group Trust	1,792,099	27,114
	TriCo Bancshares	714,874	27,022
	United Fire Group Inc.	557,283	27,006
	iStar Inc.	2,168,898	26,938
	NexPoint Residential Trust Inc.	649,390	26,885
	Flagstar Bancorp Inc.	805,427	26,692
^	Arbor Realty Trust Inc.	2,184,772	26,479
	Southside Bancshares Inc.	816,482	26,438
	American National Insurance Co.	224,492	26,147
	Community Healthcare Trust Inc.	662,076	26,092
	National Bank Holdings Corp. Class A	717,970	26,062
	BancFirst Corp.	451,774	25,146
	Chatham Lodging Trust	1,331,275	25,121
*	Focus Financial Partners Inc. Class A	905,505	24,729
	Armada Hoffler Properties Inc.	1,484,716	24,572
	Granite Point Mortgage Trust Inc.	1,279,120	24,546
	Meridian Bancorp Inc.	1,352,236	24,192

20

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	CorePoint Lodging Inc.	1,941,298	24,053
	Universal Insurance Holdings Inc.	850,097	23,718
	Stewart Information Services Corp.	583,541	23,628
	Enterprise Financial Services Corp.	562,422	23,397
	Central Pacific Financial Corp.	756,107	22,653
*	WillScot Corp. Class A	1,500,444	22,567
*	MBIA Inc.	2,373,887	22,101
*	HomeStreet Inc.	739,983	21,933
*	Third Point Reinsurance Ltd.	2,110,243	21,778
	Capstead Mortgage Corp.	2,554,730	21,332
	PJT Partners Inc.	519,937	21,068
	Artisan Partners Asset Management Inc. Class A	760,567	20,931
	Virtus Investment Partners Inc.	194,293	20,867
	Alexander’s Inc.	56,064	20,761
	Carolina Financial Corp.	585,181	20,534
	Investors Real Estate Trust	349,238	20,490
*	Enova International Inc.	887,031	20,446
	Lakeland Bancorp Inc.	1,265,527	20,438
	Univest Financial Corp.	773,208	20,304
	Nelnet Inc. Class A	342,095	20,259
	ConnectOne Bancorp Inc.	893,395	20,244
*	Ambac Financial Group Inc.	1,190,331	20,057
	Fidelity Southern Corp.	646,892	20,034
	Bryn Mawr Bank Corp.	534,065	19,931
	WisdomTree Investments Inc.	3,214,690	19,835
	RMR Group Inc. Class A	420,836	19,771
	Hersha Hospitality Trust Class A	1,189,605	19,676
	Hanmi Financial Corp.	881,621	19,634
^,2	Orchid Island Capital Inc.	3,082,136	19,602
	Stock Yards Bancorp Inc.	542,191	19,600
	Washington Trust Bancorp Inc.	371,105	19,364
*	Triumph Bancorp Inc.	653,184	18,975
	TrustCo Bank Corp. NY	2,364,531	18,727
	Saul Centers Inc.	333,134	18,699
*	Marcus & Millichap Inc.	592,876	18,290
	Gladstone Commercial Corp.	855,303	18,150
	New Senior Investment Group Inc.	2,699,329	18,140
	United Financial Bancorp Inc.	1,275,142	18,082
	Banc of California Inc.	1,279,771	17,878
^	Pennsylvania REIT	2,732,480	17,761
	Camden National Corp.	384,929	17,657
	Franklin Street Properties Corp.	2,383,704	17,592
	Preferred Apartment Communities Inc. Class A	1,174,519	17,559
	Oritani Financial Corp.	983,725	17,451
	German American Bancorp Inc.	574,631	17,308
	Urstadt Biddle Properties Inc. Class A	823,015	17,283
*	Customers Bancorp Inc.	819,198	17,203
	State Auto Financial Corp.	487,788	17,073
*	Allegiance Bancshares Inc.	511,149	17,042
*	St. Joe Co.	981,020	16,952
	Great Southern Bancorp Inc.	282,150	16,887
	Front Yard Residential Corp.	1,371,324	16,758
	Clearway Energy Inc. Class A	1,031,017	16,682
	Northfield Bancorp Inc.	1,068,352	16,677
	Community Trust Bancorp Inc.	392,556	16,601
	Dime Community Bancshares Inc.	865,975	16,445
^	Waddell & Reed Financial Inc. Class A	986,184	16,440
	CatchMark Timber Trust Inc. Class A	1,570,707	16,414
*	Columbia Financial Inc.	1,074,235	16,221
^	Realogy Holdings Corp.	2,204,234	15,959
	FBL Financial Group Inc. Class A	249,752	15,934
*	INTL. FCStone Inc.	400,787	15,867
	Flushing Financial Corp.	709,617	15,754
	Horizon Bancorp Inc.	955,518	15,613

21

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	FB Financial Corp.	418,338	15,311
	RE/MAX Holdings Inc. Class A	495,858	15,253
	Retail Value Inc.	434,510	15,121
	ARMOUR Residential REIT Inc.	809,061	15,081
^	CorEnergy Infrastructure Trust Inc.	380,083	15,074
	Amalgamated Bank Class A	860,701	15,019
^	Washington Prime Group Inc.	3,912,642	14,946
*	TriState Capital Holdings Inc.	688,323	14,689
	Federal Agricultural Mortgage Corp.	197,456	14,347
	Global Medical REIT Inc.	1,357,281	14,251
^	Goosehead Insurance Inc. Class A	297,449	14,218
	KKR Real Estate Finance Trust Inc.	712,420	14,191
	Preferred Bank	300,345	14,191
	AG Mortgage Investment Trust Inc.	892,118	14,185
	National Western Life Group Inc. Class A	55,058	14,150
	Whitestone REIT	1,103,518	14,004
	First Community Bankshares Inc.	414,496	13,993
	Opus Bank	656,330	13,855
	Western Asset Mortgage Capital Corp.	1,382,984	13,802
	Ready Capital Corp.	917,743	13,674
	First Foundation Inc.	1,012,575	13,609
	Westwood Holdings Group Inc.	384,789	13,545
	Peoples Bancorp Inc.	418,584	13,504
	Mercantile Bank Corp.	410,661	13,379
	City Office REIT Inc.	1,110,346	13,313
	Bridge Bancorp Inc.	448,581	13,215
	Spirit MTA REIT	1,577,007	13,152
	Dynex Capital Inc.	775,755	12,994
	Bank of Marin Bancorp	315,718	12,951
	First Defiance Financial Corp.	452,468	12,927
	Midland States Bancorp Inc.	480,804	12,847
	CBTX Inc.	451,818	12,714
	Independent Bank Corp.	583,271	12,709
*	EZCORP Inc. Class A	1,328,595	12,582
	Republic Bancorp Inc. Class A	252,103	12,542
*	Cowen Inc. Class A	729,138	12,534
	Jernigan Capital Inc.	611,299	12,532
	Diamond Hill Investment Group Inc.	87,571	12,411
	Heritage Commerce Corp.	998,717	12,234
^	Safehold Inc.	403,592	12,188
*	Bancorp Inc.	1,349,529	12,038
*	Nicolet Bankshares Inc.	193,451	12,006
	Peapack Gladstone Financial Corp.	426,808	12,002
	HomeTrust Bancshares Inc.	472,147	11,870
	People’s Utah Bancorp	401,817	11,813
	One Liberty Properties Inc.	407,557	11,803
	UMH Properties Inc.	950,853	11,800
	QCR Holdings Inc.	337,600	11,772
	First of Long Island Corp.	579,574	11,638
	Origin Bancorp Inc.	350,635	11,571
	Live Oak Bancshares Inc.	674,468	11,567
	Ellington Financial Inc.	642,420	11,544
	Ares Commercial Real Estate Corp.	766,536	11,391
	Arrow Financial Corp.	322,707	11,208
*	Atlantic Capital Bancshares Inc.	649,236	11,115
	United Community Financial Corp.	1,156,336	11,066
	Cherry Hill Mortgage Investment Corp.	690,431	11,047
	Exantas Capital Corp.	968,577	10,955
	First Mid Bancshares Inc.	313,140	10,935
	First Financial Corp.	270,793	10,875
	Territorial Bancorp Inc.	349,870	10,811
	1st Source Corp.	232,134	10,771
	First Bancshares Inc.	352,568	10,697
	Waterstone Financial Inc.	624,511	10,654

22

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Financial Institutions Inc.	365,396	10,651
*	Equity Bancshares Inc. Class A	393,399	10,488
	Anworth Mortgage Asset Corp.	2,759,068	10,457
*	Hallmark Financial Services Inc.	730,861	10,400
	Franklin Financial Network Inc.	370,552	10,324
	Bluerock Residential Growth REIT Inc. Class A	873,970	10,269
*	Safeguard Scientifics Inc.	837,242	10,106
*	FRP Holdings Inc.	180,638	10,074
*	Byline Bancorp Inc.	524,594	10,030
	CNB Financial Corp.	351,038	9,913
	Great Ajax Corp.	704,682	9,866
	PCSB Financial Corp.	485,682	9,835
	Old Second Bancorp Inc.	758,527	9,686
	Consolidated-Tomoka Land Co.	160,977	9,610
	Civista Bancshares Inc.	425,888	9,561
	Ashford Hospitality Trust Inc.	3,213,838	9,545
*	Regional Management Corp.	361,155	9,524
	Cambridge Bancorp	115,750	9,434
	Heritage Insurance Holdings Inc.	611,427	9,422
	American National Bankshares Inc.	242,581	9,400
	Bar Harbor Bankshares	352,107	9,363
*	Southern First Bancshares Inc.	238,070	9,323
	Old Line Bancshares Inc.	349,999	9,313
	Southern Missouri Bancorp Inc.	261,920	9,123
	Braemar Hotels & Resorts Inc.	917,423	9,082
	Farmers National Banc Corp.	600,652	8,908
	Summit Financial Group Inc.	328,154	8,811
	Clipper Realty Inc.	787,944	8,809
^	Arlington Asset Investment Corp. Class A	1,269,305	8,733
	Ladenburg Thalmann Financial Services Inc.	2,533,954	8,691
	Western New England Bancorp Inc.	926,302	8,652
*	Bridgewater Bancshares Inc.	746,361	8,613
	Business First Bancshares Inc.	337,930	8,600
	EMC Insurance Group Inc.	235,796	8,496
	Home Bancorp Inc.	220,260	8,476
	United Insurance Holdings Corp.	592,608	8,451
	HCI Group Inc.	208,674	8,445
^,*	Health Insurance Innovations Inc. Class A	323,288	8,380
^,*	Citizens Inc. Class A	1,133,643	8,276
	Oppenheimer Holdings Inc. Class A	303,198	8,253
	Sierra Bancorp	304,174	8,249
	MidWestOne Financial Group Inc.	292,863	8,188
	Central Valley Community Bancorp	380,201	8,163
	BankFinancial Corp.	580,920	8,127
	Guaranty Bancshares Inc.	260,285	8,108
	BBX Capital Corp. Class A	1,650,962	8,106
*	SmartFinancial Inc.	372,923	8,089
	Northrim BanCorp Inc.	221,302	7,892
*	Baycom Corp.	359,031	7,863
	Marlin Business Services Corp.	311,317	7,761
	First Bank	659,837	7,746
*	On Deck Capital Inc.	1,862,210	7,728
	Shore Bancshares Inc.	466,530	7,623
	RBB Bancorp	392,141	7,584
	Gladstone Land Corp.	654,410	7,545
	First Internet Bancorp	340,147	7,327
	Peoples Financial Services Corp.	161,848	7,282
*	Rafael Holdings Inc. Class B	252,134	7,249
	SB One Bancorp	321,960	7,196
	Citizens & Northern Corp.	272,576	7,177
	LCNB Corp.	374,001	7,106
	West Bancorporation Inc.	333,927	7,086
	Merchants Bancorp	415,757	7,080
	Plymouth Industrial REIT Inc.	373,770	7,079

23

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Southern National Bancorp of Virginia Inc.	460,226	7,046
	MidSouth Bancorp Inc.	585,244	6,935
	Hingham Institution for Savings	34,558	6,843
	Global Indemnity Ltd.	220,730	6,834
	FS Bancorp Inc.	131,629	6,828
*	HarborOne Bancorp Inc.	363,563	6,810
	Protective Insurance Corp. Class B	391,657	6,803
	FedNat Holding Co.	476,077	6,794
*	Metropolitan Bank Holding Corp.	154,227	6,786
	Farmers & Merchants Bancorp Inc.	233,003	6,785
*	Spirit of Texas Bancshares Inc.	298,404	6,714
	National Bankshares Inc.	171,243	6,666
*	Entegra Financial Corp.	218,470	6,580
	Capital City Bank Group Inc.	263,324	6,544
*	Och-Ziff Capital Management Group Inc. Class A	284,969	6,543
*	Howard Bancorp Inc.	429,666	6,518
	ACNB Corp.	164,396	6,505
*	Republic First Bancorp Inc.	1,310,524	6,435
*	Select Bancorp Inc.	562,034	6,430
	First Bancorp Inc.	239,090	6,420
	Enterprise Bancorp Inc.	201,989	6,405
*	Forestar Group Inc.	326,800	6,389
	Reliant Bancorp Inc.	268,572	6,346
	Century Bancorp Inc. Class A	72,167	6,343
	First Choice Bancorp	277,998	6,322
	Bankwell Financial Group Inc.	219,929	6,312
*	International Money Express Inc.	436,950	6,161
	Investar Holding Corp.	256,233	6,111
*	Mr Cooper Group Inc.	761,968	6,103
	First Business Financial Services Inc.	257,056	6,041
	Northeast Bank	215,353	5,939
*	Victory Capital Holdings Inc. Class A	345,310	5,932
	Macatawa Bank Corp.	573,516	5,884
	Codorus Valley Bancorp Inc.	253,072	5,821
	MutualFirst Financial Inc.	169,986	5,786
*	PICO Holdings Inc.	497,701	5,783
*	FVCBankcorp Inc.	296,056	5,749
	Ellington Residential Mortgage REIT	533,761	5,743
	Cedar Realty Trust Inc.	2,159,290	5,722
	Timberland Bancorp Inc.	187,491	5,602
	Riverview Bancorp Inc.	650,394	5,554
	Investors Title Co.	32,982	5,508
	First Northwest Bancorp	331,842	5,392
	BCB Bancorp Inc.	386,500	5,353
	Bank of Princeton	177,561	5,327
	Orrstown Financial Services Inc.	240,944	5,298
*	Stratus Properties Inc.	163,192	5,292
	Penns Woods Bancorp Inc.	116,608	5,277
	Bank First National Corp.	76,300	5,262
	Tiptree Inc.	817,158	5,148
	Chemung Financial Corp.	105,532	5,101
^,*	eXp World Holdings Inc.	450,215	5,011
	Greenhill & Co. Inc.	368,009	5,001
	Parke Bancorp Inc.	207,606	4,972
	MBT Financial Corp.	495,591	4,966
*	Target Hospitality Corp.	545,223	4,962
	Bank of Commerce Holdings	461,783	4,936
*	Greenlight Capital Re Ltd. Class A	580,168	4,926
^	Farmland Partners Inc.	696,246	4,909
	Community Bankers Trust Corp.	579,381	4,907
*	Curo Group Holdings Corp.	439,550	4,857
	Independence Holding Co.	123,889	4,797
*	NI Holdings Inc.	268,861	4,735
	Unity Bancorp Inc.	208,089	4,724

24

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Evans Bancorp Inc.	124,332	4,691
*	Ocwen Financial Corp.	2,258,950	4,676
*	Tejon Ranch Co.	280,893	4,660
	ESSA Bancorp Inc.	304,933	4,650
	Capstar Financial Holdings Inc.	304,212	4,609
	C&F Financial Corp.	83,746	4,573
	Norwood Financial Corp.	130,635	4,547
^,*	Altisource Portfolio Solutions SA	225,240	4,428
*	Malvern Bancorp Inc.	199,462	4,390
	Premier Financial Bancorp Inc.	289,189	4,338
	Pacific City Financial Corp.	252,773	4,307
	Community Financial Corp.	124,644	4,204
*	Esquire Financial Holdings Inc.	163,283	4,107
*	Pacific Mercantile Bancorp	482,797	3,983
	OP Bancorp	364,245	3,948
	Donegal Group Inc. Class A	257,647	3,934
	BRT Apartments Corp.	277,403	3,920
^	Fidelity D&D Bancorp Inc.	57,452	3,861
*	Elevate Credit Inc.	933,102	3,844
	MVB Financial Corp.	225,505	3,825
*	Amerant Bancorp Inc.	193,861	3,821
	Mackinac Financial Corp.	237,842	3,758
^	CBL & Associates Properties Inc.	3,590,710	3,734
	Pzena Investment Management Inc. Class A	422,399	3,628
^	GAIN Capital Holdings Inc.	873,510	3,608
	Silvercrest Asset Management Group Inc. Class A	255,065	3,579
^	FNCB Bancorp Inc.	459,377	3,556
	Prudential Bancorp Inc.	186,664	3,532
	Provident Financial Holdings Inc.	165,657	3,477
	CB Financial Services Inc.	144,294	3,427
	DNB Financial Corp.	76,932	3,421
	First Community Corp.	183,581	3,398
	United Security Bancshares	291,496	3,320
	Peoples Bancorp of North Carolina Inc.	109,112	3,279
	Ohio Valley Banc Corp.	84,524	3,260
	Sterling Bancorp Inc.	313,802	3,129
	First Financial Northwest Inc.	220,880	3,125
^	Hawthorn Bancshares Inc.	114,475	3,068
	Kingstone Cos. Inc.	346,139	2,994
*	Provident Bancorp Inc.	106,930	2,993
	Luther Burbank Corp.	267,578	2,914
	Griffin Industrial Realty Inc.	82,258	2,908
	First United Corp.	146,315	2,884
	Middlefield Banc Corp.	69,218	2,838
	Sotherly Hotels Inc.	403,268	2,807
	GAMCO Investors Inc. Class A	146,252	2,804
	Standard AVB Financial Corp.	101,463	2,784
	1st Constitution Bancorp	149,948	2,770
^	Federal Agricultural Mortgage Corp. Class A	43,002	2,744
*	PDL Community Bancorp	185,510	2,651
	First Guaranty Bancshares Inc.	126,653	2,641
*	Coastal Financial Corp.	169,829	2,627
*	Carolina Trust Bancshares Inc.	328,780	2,584
	Level One Bancorp Inc.	103,176	2,578
*	Bank7 Corp.	137,640	2,545
	Greene County Bancorp Inc.	84,750	2,493
	Union Bankshares Inc.	67,167	2,486
^	Associated Capital Group Inc. Class A	63,741	2,384
	SB Financial Group Inc.	141,145	2,323
^,*	Siebert Financial Corp.	248,647	2,238
*	MMA Capital Holdings Inc.	66,585	2,229
^,*	MoneyGram International Inc.	881,847	2,178
	HopFed Bancorp Inc.	114,250	2,167
	Plumas Bancorp	86,202	2,095

25

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Two River Bancorp	143,717	2,064
*	Randolph Bancorp Inc.	134,794	2,035
	Old Point Financial Corp.	92,255	2,034
*	Maui Land & Pineapple Co. Inc.	194,833	2,005
^,*	Riot Blockchain Inc.	636,976	2,000
^	First Savings Financial Group Inc.	29,291	1,757
	AmeriServ Financial Inc.	418,188	1,735
	Hunt Cos. Finance Trust Inc.	490,637	1,673
^,*	Aspen Group Inc.	436,881	1,660
*	Consumer Portfolio Services Inc.	408,478	1,552
*	Ashford Inc.	44,634	1,419
^,*	Avalon GloboCare Corp.	545,259	1,418
	Condor Hospitality Trust Inc.	155,299	1,409
	Oak Valley Bancorp	70,553	1,379
	Severn Bancorp Inc.	158,536	1,378
	Global Self Storage Inc.	354,937	1,335
	Manhattan Bridge Capital Inc.	206,241	1,320
^	Auburn National Bancorporation Inc.	38,790	1,299
	IF Bancorp Inc.	61,247	1,281
^	GWG Holdings Inc.	175,188	1,251
	Sachem Capital Corp.	230,402	1,223
*	Nicholas Financial Inc.	125,000	1,175
	Urstadt Biddle Properties Inc.	64,362	1,101
	Sound Financial Bancorp Inc.	32,178	1,099
^	Manning & Napier Inc.	625,646	1,095
	Hennessy Advisors Inc.	112,751	1,094
*	Rhinebeck Bancorp Inc.	92,926	1,024
	Bank of South Carolina Corp.	52,668	994
*	Palomar Holdings Inc.	39,438	948
*	First Western Financial Inc.	70,355	933
	Maiden Holdings Ltd.	1,405,854	900
	Citizens First Corp.	34,139	877
*	Meridian Corp.	51,338	868
*	Security National Financial Corp. Class A	170,038	854
	Central Federal Corp.	69,550	837
	Elmira Savings Bank	52,075	836
*	Transcontinental Realty Investors Inc.	31,169	799
*	Limestone Bancorp Inc.	52,282	797
	American River Bankshares	61,234	751
	Bank of the James Financial Group Inc.	50,278	742
	Pathfinder Bancorp Inc.	48,152	701
§	Winthrop Realty Trust	562,609	613
*	FFBW Inc.	57,872	605
*	Capital Bancorp Inc.	43,244	532
*	Performant Financial Corp.	485,044	509
^,*	Impac Mortgage Holdings Inc.	147,958	459
	County Bancorp Inc.	25,108	429
^	Tremont Mortgage Trust	100,822	416
*	Broadway Financial Corp.	291,631	414
*	Carter Bank & Trust	20,006	395
	United Bancorp Inc.	34,452	388
*	Community First Bancshares Inc.	38,693	384
*	HV Bancorp Inc.	26,133	382
	Ottawa Bancorp Inc.	27,477	358
*	HMN Financial Inc.	17,023	357
	Blue Capital Reinsurance Holdings Ltd.	54,155	357
*	Jason Industries Inc.	504,725	328
*	National Holdings Corp.	95,360	258
	PB Bancorp Inc.	20,588	244
	WVS Financial Corp.	11,419	200
	MSB Financial Corp.	11,767	180
^,*	Wheeler REIT Inc.	127,812	178
*	1347 Property Insurance Holdings Inc.	35,053	174
^,*	Altisource Asset Management Corp.	14,427	166

26

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Income Opportunity Realty Investors Inc.	12,550	162
*	InterGroup Corp.	4,886	149
*	JW Mays Inc.	3,814	143
	Southwest Georgia Financial Corp.	6,128	128
*	CBM Bancorp Inc.	8,293	114
	US Global Investors Inc. Class A	46,420	84
*	Atlas Financial Holdings Inc.	114,453	83
	Medley Management Inc. Class A	30,260	74
*	Asta Funding Inc.	9,836	69
	Mid-Southern Bancorp Inc.	4,747	60
*	FlexShopper Inc.	54,281	60
*	FSB Bancorp Inc.	3,139	57
*	ICC Holdings Inc.	3,866	54
*	CPI Card Group Inc.	17,713	46
	Oconee Federal Financial Corp.	1,719	39
*	National Holdings Corp. Warrants Exp. 01/18/2022	92,151	38
*	Rekor Systems Inc.	16,009	30
*	Franklin Financial Services Corp.	618	24
*	South Plains Financial Inc.	1,000	17
	Mid Penn Bancorp Inc.	600	15
	Glen Burnie Bancorp	858	9
*	MainStreet Bancshares Inc.	400	9
*	Village Bank and Trust Financial Corp.	200	7
*	IZEA Worldwide Inc.	7,000	4
*	Medalist Diversified REIT Inc.	400	2
	Patriot National Bancorp Inc.	100	2
	HMG/Courtland Properties Inc.	100	1
*	Unico American Corp.	202	1
^,*	Ditech Holding Corp Series B Warrants Exp. 01/31/2028	34,201	—
^,*	Ditech Holding Corp. Warrants Exp. 01/31/2028	43,103	—
			156,859,411
Health Care (12.8%)
	Johnson & Johnson	73,455,658	10,230,904
	Pfizer Inc.	154,499,686	6,692,926
	UnitedHealth Group Inc.	25,399,517	6,197,736
	Merck & Co. Inc.	71,694,656	6,011,597
	Abbott Laboratories	48,797,508	4,103,870
	Medtronic plc	37,067,633	3,610,017
	Thermo Fisher Scientific Inc.	11,115,507	3,264,402
	Amgen Inc.	17,021,410	3,136,705
	AbbVie Inc.	41,014,535	2,982,577
	Eli Lilly & Co.	24,124,466	2,672,750
	Gilead Sciences Inc.	35,217,980	2,379,327
	Bristol-Myers Squibb Co.	45,090,293	2,044,845
	Anthem Inc.	7,091,851	2,001,391
	Becton Dickinson and Co.	7,436,633	1,874,106
*	Celgene Corp.	19,471,473	1,799,943
	Stryker Corp.	8,263,789	1,698,870
*	Intuitive Surgical Inc.	3,184,990	1,670,686
	Cigna Corp.	10,489,577	1,652,633
*	Boston Scientific Corp.	38,395,751	1,650,249
	Allergan plc	9,142,542	1,530,736
	Zoetis Inc.	13,170,846	1,494,759
*	Illumina Inc.	4,054,277	1,492,582
*	Vertex Pharmaceuticals Inc.	7,059,438	1,294,560
*	Biogen Inc.	5,398,405	1,262,525
	Baxter International Inc.	13,951,700	1,142,644
*	Edwards Lifesciences Corp.	5,757,555	1,063,651
	HCA Healthcare Inc.	7,543,377	1,019,638
	Humana Inc.	3,726,853	988,734
*	Alexion Pharmaceuticals Inc.	5,853,981	766,754
*	IQVIA Holdings Inc.	4,638,132	746,275
*	Regeneron Pharmaceuticals Inc.	2,219,069	694,569

27

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Zimmer Biomet Holdings Inc.	5,628,992	662,758
*	IDEXX Laboratories Inc.	2,368,567	652,138
*	Centene Corp.	10,782,573	565,438
*	Align Technology Inc.	2,036,816	557,477
	ResMed Inc.	3,943,915	481,276
*	Laboratory Corp. of America Holdings	2,776,859	480,119
	Cooper Cos. Inc.	1,358,417	457,637
*	Incyte Corp.	5,018,653	426,385
*	BioMarin Pharmaceutical Inc.	4,909,180	420,471
*	Exact Sciences Corp.	3,560,260	420,253
	Teleflex Inc.	1,266,356	419,354
*	WellCare Health Plans Inc.	1,375,893	392,226
	Cardinal Health Inc.	8,315,237	391,648
*	Hologic Inc.	7,965,982	382,526
	Quest Diagnostics Inc.	3,699,645	376,661
	Dentsply Sirona Inc.	6,447,871	376,298
*	DexCom Inc.	2,509,585	376,036
	STERIS plc	2,327,367	346,498
*	Varian Medical Systems Inc.	2,481,870	337,857
*	Elanco Animal Health Inc.	9,716,242	328,409
*	ABIOMED Inc.	1,175,441	306,191
	Universal Health Services Inc. Class B	2,307,685	300,899
^,*	Sarepta Therapeutics Inc.	1,927,013	292,810
*	Henry Schein Inc.	4,168,412	291,372
*	Array BioPharma Inc.	6,099,298	282,580
*	Mylan NV	14,323,479	272,719
*	Sage Therapeutics Inc.	1,404,892	257,222
	West Pharmaceutical Services Inc.	2,027,488	253,740
*	Molina Healthcare Inc.	1,630,237	233,352
*	Ionis Pharmaceuticals Inc.	3,463,381	222,591
*	Jazz Pharmaceuticals plc	1,549,931	220,958
*	Catalent Inc.	4,036,127	218,798
	Bio-Techne Corp.	1,043,218	217,501
*	Alnylam Pharmaceuticals Inc.	2,940,978	213,397
*	Neurocrine Biosciences Inc.	2,512,304	212,114
*	Seattle Genetics Inc.	2,876,174	199,060
*	Masimo Corp.	1,310,579	195,040
*	Insulet Corp.	1,629,124	194,485
*	DaVita Inc.	3,456,410	194,458
	Hill-Rom Holdings Inc.	1,820,934	190,506
*	Charles River Laboratories International Inc.	1,312,707	186,273
*	Bio-Rad Laboratories Inc. Class A	576,140	180,096
*	Exelixis Inc.	8,247,690	176,253
*	Nektar Therapeutics Class A	4,787,910	170,354
*	Haemonetics Corp.	1,407,836	169,419
	Encompass Health Corp.	2,573,882	163,081
	Chemed Corp.	443,723	160,113
*	PRA Health Sciences Inc.	1,606,707	159,305
	Perrigo Co. plc	3,095,432	147,404
^,*	Bluebird Bio Inc.	1,136,350	144,544
	Bruker Corp.	2,778,432	138,783
*	Penumbra Inc.	860,743	137,719
*	ICU Medical Inc.	533,217	134,323
*	Novocure Ltd.	2,119,638	134,025
^,*	Teladoc Health Inc.	1,859,907	123,516
*	Horizon Therapeutics plc	5,028,000	120,974
*	Blueprint Medicines Corp.	1,277,451	120,502
*	Syneos Health Inc.	2,279,588	116,464
*	Avantor Inc.	6,053,151	115,555
*	HealthEquity Inc.	1,632,620	106,773
*	Amedisys Inc.	866,509	105,203
*	Integra LifeSciences Holdings Corp.	1,882,878	105,159
^,*	Wright Medical Group NV	3,453,220	102,975
*	Repligen Corp.	1,161,028	99,790

28

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Tandem Diabetes Care Inc.	1,539,659	99,339
*	Alkermes plc	4,351,472	98,082
*	LHC Group Inc.	819,348	97,978
*	FibroGen Inc.	2,135,441	96,479
*	Ultragenyx Pharmaceutical Inc.	1,507,439	95,722
*	Spark Therapeutics Inc.	927,618	94,970
*	Omnicell Inc.	1,085,417	93,378
^,*	Mirati Therapeutics Inc.	895,509	92,237
*	United Therapeutics Corp.	1,151,358	89,875
*	Globus Medical Inc.	2,087,694	88,309
^,*	Acadia Healthcare Co. Inc.	2,483,314	86,792
*	Neogen Corp.	1,374,396	85,364
*	Merit Medical Systems Inc.	1,429,519	85,142
*	Amicus Therapeutics Inc.	6,763,605	84,410
*	NuVasive Inc.	1,417,712	82,993
*	Global Blood Therapeutics Inc.	1,568,452	82,501
	Cantel Medical Corp.	990,291	79,857
*	Arena Pharmaceuticals Inc.	1,358,514	79,650
	Ensign Group Inc.	1,385,161	78,843
*	HMS Holdings Corp.	2,395,072	77,576
*	Iovance Biotherapeutics Inc.	3,145,206	77,120
*	Guardant Health Inc.	887,869	76,650
^,*	ACADIA Pharmaceuticals Inc.	2,818,470	75,338
*	Glaukos Corp.	959,797	72,369
*	Medicines Co.	1,975,217	72,036
*	Agios Pharmaceuticals Inc.	1,427,601	71,209
*	PTC Therapeutics Inc.	1,536,409	69,138
^,*	Immunomedics Inc.	4,598,275	63,778
^	Healthcare Services Group Inc.	2,080,497	63,081
	CONMED Corp.	736,432	63,016
*	Halozyme Therapeutics Inc.	3,666,181	62,985
*	Insmed Inc.	2,442,091	62,518
^,*	Arrowhead Pharmaceuticals Inc.	2,337,709	61,949
*	MEDNAX Inc.	2,420,294	61,064
^,*	Ligand Pharmaceuticals Inc.	515,846	58,884
*	NeoGenomics Inc.	2,662,181	58,408
*	Avanos Medical Inc.	1,335,819	58,255
*	Emergent BioSolutions Inc.	1,204,839	58,206
*	Tenet Healthcare Corp.	2,785,663	57,552
*	Invitae Corp.	2,373,718	55,782
*	WageWorks Inc.	1,096,591	55,696
*	Quidel Corp.	931,567	55,261
*	Intercept Pharmaceuticals Inc.	694,076	55,228
*	MyoKardia Inc.	1,098,361	55,072
^,*	Zogenix Inc.	1,150,888	54,989
*	Xencor Inc.	1,334,604	54,625
*	Myriad Genetics Inc.	1,943,812	53,999
	Patterson Cos. Inc.	2,261,469	51,788
*	iRhythm Technologies Inc.	653,061	51,644
*	Magellan Health Inc.	687,053	51,000
*	Acceleron Pharma Inc.	1,238,083	50,860
*	Nevro Corp.	780,115	50,575
^,*	Reata Pharmaceuticals Inc. Class A	531,707	50,167
^,*	Portola Pharmaceuticals Inc.	1,798,775	48,801
*	Medpace Holdings Inc.	737,718	48,261
*	Select Medical Holdings Corp.	3,032,673	48,129
*	Pacira BioSciences Inc.	1,093,782	47,569
*	REGENXBIO Inc.	915,776	47,043
*	Prestige Consumer Healthcare Inc.	1,478,164	46,828
*	Supernus Pharmaceuticals Inc.	1,404,355	46,470
*	Ironwood Pharmaceuticals Inc. Class A	4,216,412	46,128
*	Cambrex Corp.	924,521	43,277
*	Natera Inc.	1,543,018	42,556
*	BioTelemetry Inc.	872,397	42,006

29

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	US Physical Therapy Inc.	341,239	41,826
*	Audentes Therapeutics Inc.	1,090,554	41,288
*	Enanta Pharmaceuticals Inc.	468,324	39,517
*	Cardiovascular Systems Inc.	912,715	39,183
*	Genomic Health Inc.	667,666	38,838
*	Aerie Pharmaceuticals Inc.	1,296,461	38,310
^,*	Heron Therapeutics Inc.	2,015,964	37,477
*	Coherus Biosciences Inc.	1,654,373	36,562
*	Veracyte Inc.	1,267,573	36,138
*	STAAR Surgical Co.	1,225,644	36,009
*	Sangamo Therapeutics Inc.	3,334,900	35,917
^,*	Denali Therapeutics Inc.	1,727,061	35,854
*	ArQule Inc.	3,183,634	35,052
*	Momenta Pharmaceuticals Inc.	2,768,124	34,463
*	Varex Imaging Corp.	1,101,660	33,766
^,*	Esperion Therapeutics Inc.	716,551	33,334
*	Editas Medicine Inc.	1,330,747	32,923
*	AnaptysBio Inc.	583,292	32,909
^,*	Corcept Therapeutics Inc.	2,914,304	32,494
	Atrion Corp.	37,980	32,387
*	R1 RCM Inc.	2,510,954	31,588
*	Inogen Inc.	471,805	31,498
*	CareDx Inc.	871,063	31,350
^,*	Athenex Inc.	1,548,474	30,660
*	AtriCure Inc.	1,012,311	30,207
*	Inspire Medical Systems Inc.	487,641	29,575
*	Radius Health Inc.	1,205,180	29,358
*	CryoLife Inc.	979,549	29,318
^,*	Allogene Therapeutics Inc.	1,085,883	29,156
*	Lantheus Holdings Inc.	1,017,649	28,799
*	Fate Therapeutics Inc.	1,382,070	28,056
*	Apellis Pharmaceuticals Inc.	1,096,191	27,777
*	Innoviva Inc.	1,903,934	27,721
*	NanoString Technologies Inc.	907,908	27,555
*	Tricida Inc.	692,974	27,345
*	Tactile Systems Technology Inc.	464,086	26,416
*	Brookdale Senior Living Inc.	3,624,985	26,136
*	Epizyme Inc.	2,079,398	26,096
^,*	ZIOPHARM Oncology Inc.	4,467,653	26,046
^,*	Allakos Inc.	599,301	25,968
*	Orthofix Medical Inc.	486,058	25,703
*	Ra Pharmaceuticals Inc.	833,206	25,054
*	Spectrum Pharmaceuticals Inc.	2,873,890	24,744
*	MacroGenics Inc.	1,445,991	24,538
*	Retrophin Inc.	1,216,145	24,432
^,*	Aimmune Therapeutics Inc.	1,168,193	24,322
	Luminex Corp.	1,175,303	24,258
*	Tivity Health Inc.	1,444,220	23,743
*	Fluidigm Corp.	1,926,785	23,738
*	G1 Therapeutics Inc.	771,438	23,652
*	CorVel Corp.	271,147	23,592
*	Endo International plc	5,713,130	23,538
*	Pacific Biosciences of California Inc.	3,846,277	23,270
*	Vericel Corp.	1,226,470	23,168
*	Atara Biotherapeutics Inc.	1,142,467	22,975
*	Kura Oncology Inc.	1,155,201	22,746
*	Amneal Pharmaceuticals Inc.	3,163,842	22,685
*	Natus Medical Inc.	878,906	22,579
*	Voyager Therapeutics Inc.	800,103	21,779
*	Addus HomeCare Corp.	289,502	21,698
*	Cerus Corp.	3,807,521	21,398
^,*	Alder Biopharmaceuticals Inc.	1,794,898	21,126
^,*	Cara Therapeutics Inc.	980,776	21,087
^,*	Madrigal Pharmaceuticals Inc.	199,781	20,939

30

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
^,*	Omeros Corp.	1,308,136	20,525
	National HealthCare Corp.	251,478	20,407
*	Amphastar Pharmaceuticals Inc.	960,187	20,270
^,*	TG Therapeutics Inc.	2,326,090	20,121
*	Vanda Pharmaceuticals Inc.	1,422,778	20,047
*	Dicerna Pharmaceuticals Inc.	1,263,059	19,893
*	Mallinckrodt plc	2,146,853	19,708
^,*	ViewRay Inc.	2,225,495	19,607
*	Clovis Oncology Inc.	1,314,212	19,542
*	ANI Pharmaceuticals Inc.	237,264	19,503
*	Intersect ENT Inc.	854,530	19,449
^,*	OPKO Health Inc.	7,914,113	19,310
^,*	Theravance Biopharma Inc.	1,181,271	19,290
*	Eagle Pharmaceuticals Inc.	346,045	19,268
*	AngioDynamics Inc.	974,543	19,189
*	Axogen Inc.	959,859	19,005
*	HealthStream Inc.	669,844	17,322
^,*	Accelerate Diagnostics Inc.	754,861	17,271
*	Adverum Biotechnologies Inc.	1,452,413	17,269
*	Hanger Inc.	895,265	17,144
*	Stemline Therapeutics Inc.	1,099,381	16,843
*	Revance Therapeutics Inc.	1,298,572	16,842
^,*	Axsome Therapeutics Inc.	652,039	16,790
^,*	PetIQ Inc. Class A	509,069	16,779
^,*	Intellia Therapeutics Inc.	999,703	16,365
*	CytomX Therapeutics Inc.	1,458,384	16,363
*	Heska Corp.	191,035	16,270
*	OraSure Technologies Inc.	1,749,369	16,234
*	Intra-Cellular Therapies Inc.	1,249,892	16,224
*	Anika Therapeutics Inc.	395,979	16,085
*	Twist Bioscience Corp.	532,027	15,434
^,*	Rubius Therapeutics Inc.	968,457	15,234
*	Cytokinetics Inc.	1,352,964	15,221
^,*	TherapeuticsMD Inc.	5,794,549	15,066
*	Triple-S Management Corp. Class B	631,411	15,059
*	Rhythm Pharmaceuticals Inc.	676,980	14,894
*	RadNet Inc.	1,068,212	14,731
^,*	Viking Therapeutics Inc.	1,762,199	14,626
*	Surmodics Inc.	338,651	14,620
^,*	Intrexon Corp.	1,902,377	14,572
*	Cymabay Therapeutics Inc.	1,980,250	14,179
*	Akebia Therapeutics Inc.	2,851,374	13,801
*	Progenics Pharmaceuticals Inc.	2,221,728	13,708
	LeMaitre Vascular Inc.	474,310	13,271
^,*	Flexion Therapeutics Inc.	1,078,529	13,266
*	BioCryst Pharmaceuticals Inc.	3,470,950	13,155
	Meridian Bioscience Inc.	1,098,301	13,048
*	PDL BioPharma Inc.	4,108,169	12,900
*	Antares Pharma Inc.	3,867,798	12,725
*	Puma Biotechnology Inc.	986,844	12,543
^,*	Corbus Pharmaceuticals Holdings Inc.	1,806,579	12,520
^,*	Rocket Pharmaceuticals Inc.	833,333	12,500
*	Dermira Inc.	1,284,083	12,276
*	Akorn Inc.	2,351,165	12,108
*	Axonics Modulation Technologies Inc.	292,433	11,981
*	Krystal Biotech Inc.	280,722	11,305
^,*	Apollo Medical Holdings Inc.	676,421	11,303
^,*	Akcea Therapeutics Inc.	480,456	11,267
*	Translate Bio Inc.	885,443	11,183
	Utah Medical Products Inc.	116,749	11,173
*	GlycoMimetics Inc.	933,961	11,133
*	Principia Biopharma Inc.	332,463	11,034
^,*	Shockwave Medical Inc.	192,695	11,001
*	Catalyst Pharmaceuticals Inc.	2,792,739	10,724

31

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	BioScrip Inc.	4,060,041	10,556
^,*	Karyopharm Therapeutics Inc.	1,750,506	10,486
*	Collegium Pharmaceutical Inc.	789,839	10,386
*	Achillion Pharmaceuticals Inc.	3,855,251	10,332
*	OrthoPediatrics Corp.	259,454	10,119
*	Assembly Biosciences Inc.	749,399	10,109
*	Deciphera Pharmaceuticals Inc.	444,951	10,034
*	BioSpecifics Technologies Corp.	160,737	9,598
*	Agenus Inc.	3,137,665	9,413
*	ChemoCentryx Inc.	1,003,527	9,333
*	Gossamer Bio Inc.	420,413	9,325
^,*	Community Health Systems Inc.	3,397,278	9,071
*	Homology Medicines Inc.	463,362	9,068
*	GenMark Diagnostics Inc.	1,395,924	9,060
*	Syros Pharmaceuticals Inc.	976,456	9,042
*	BioDelivery Sciences International Inc.	1,935,818	9,002
*	Avid Bioservices Inc.	1,590,138	8,905
^,*	Corindus Vascular Robotics Inc.	2,981,729	8,886
^,*	Quanterix Corp.	262,061	8,855
*	SIGA Technologies Inc.	1,552,794	8,820
^,*	Lexicon Pharmaceuticals Inc.	1,378,902	8,673
^,*	Dynavax Technologies Corp.	2,167,808	8,650
*	Rigel Pharmaceuticals Inc.	3,310,160	8,640
^,*	MediciNova Inc.	874,363	8,420
*	Scholar Rock Holding Corp.	523,922	8,309
*	Cutera Inc.	394,388	8,195
*	Kindred Biosciences Inc.	980,502	8,168
^,*	Lannett Co. Inc.	1,326,603	8,039
*	Xeris Pharmaceuticals Inc.	690,021	7,894
*	Accuray Inc.	2,038,042	7,887
^,*	Geron Corp.	5,523,853	7,789
*	Magenta Therapeutics Inc.	526,943	7,772
*	AMAG Pharmaceuticals Inc.	774,827	7,741
^,*	Crinetics Pharmaceuticals Inc.	306,721	7,668
*	Arvinas Inc.	344,762	7,581
^,*	Inovio Pharmaceuticals Inc.	2,571,400	7,560
*	Silk Road Medical Inc.	152,739	7,402
^,*	Zynerba Pharmaceuticals Inc.	545,060	7,386
*	Conformis Inc.	1,677,623	7,314
*	Concert Pharmaceuticals Inc.	602,715	7,233
^,*	Odonate Therapeutics Inc.	196,823	7,221
*	Acorda Therapeutics Inc.	941,026	7,218
*	ImmunoGen Inc.	3,290,639	7,141
^,*	Provention Bio Inc.	586,465	7,096
*	SI-BONE Inc.	343,086	6,978
^,*	CEL-SCI Corp.	830,152	6,957
*	Assertio Therapeutics Inc.	2,005,555	6,919
*	Cyclerion Therapeutics Inc.	603,131	6,906
*	RTI Surgical Holdings Inc.	1,623,607	6,900
*	BioLife Solutions Inc.	404,489	6,856
*	Eiger BioPharmaceuticals Inc.	646,274	6,850
^,*	Marker Therapeutics Inc.	847,652	6,713
^,*	Sorrento Therapeutics Inc.	2,494,366	6,660
*	Harrow Health Inc.	763,120	6,639
*	Sientra Inc.	1,076,120	6,629
*	Avrobio Inc.	405,775	6,598
^,*	Evolus Inc.	449,300	6,569
*	Marinus Pharmaceuticals Inc.	1,581,832	6,565
^,*	ADMA Biologics Inc.	1,685,303	6,522
*	Gritstone Oncology Inc.	582,859	6,493
*	Joint Corp.	355,478	6,470
*	KalVista Pharmaceuticals Inc.	291,774	6,463
^,*	Senseonics Holdings Inc.	3,167,383	6,461
*	Y-mAbs Therapeutics Inc.	279,795	6,399

32

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Kadmon Holdings Inc.	3,080,892	6,347
^,*	Palatin Technologies Inc.	5,468,718	6,344
^,*	Eidos Therapeutics Inc.	203,758	6,333
*	Vapotherm Inc.	265,053	6,096
*	Misonix Inc.	239,069	6,077
^,*	Athersys Inc.	3,599,495	6,047
*	Protagonist Therapeutics Inc.	497,205	6,021
^,*	Arcus Biosciences Inc.	756,573	6,015
^,*	Eloxx Pharmaceuticals Inc.	597,038	5,952
^,*	MannKind Corp.	5,148,090	5,920
	Invacare Corp.	1,139,598	5,915
*	SeaSpine Holdings Corp.	438,880	5,815
*	Kodiak Sciences Inc.	495,071	5,792
*	Apyx Medical Corp.	857,737	5,764
^,*	La Jolla Pharmaceutical Co.	616,250	5,700
*	Syndax Pharmaceuticals Inc.	606,303	5,645
*	Zynex Inc.	621,705	5,589
*	Recro Pharma Inc.	548,972	5,583
^,*	Dova Pharmaceuticals Inc.	395,931	5,583
^,*	Alector Inc.	290,224	5,514
*	Kiniksa Pharmaceuticals Ltd. Class A	404,164	5,472
^,*	CytoSorbents Corp.	817,047	5,401
^,*	Amyris Inc.	1,503,134	5,351
*	Abeona Therapeutics Inc.	1,117,276	5,341
*	TransMedics Group Inc.	182,666	5,295
*	Minerva Neurosciences Inc.	916,404	5,159
^,*	AcelRx Pharmaceuticals Inc.	2,036,378	5,152
^,*	CorMedix Inc.	573,586	5,145
*	Mersana Therapeutics Inc.	1,247,238	5,051
^,*	Replimune Group Inc.	343,958	5,042
*	Calithera Biosciences Inc.	1,283,657	5,006
*	X4 Pharmaceuticals Inc.	333,549	5,003
*	MEI Pharma Inc.	1,982,270	4,956
^,*	Constellation Pharmaceuticals Inc.	401,689	4,933
*	Five Prime Therapeutics Inc.	805,913	4,860
^,*	Catasys Inc.	249,196	4,790
^,*	Ocular Therapeutix Inc.	1,082,051	4,761
^,*	Rockwell Medical Inc.	1,572,285	4,733
*	PhaseBio Pharmaceuticals Inc.	359,903	4,722
*	Kala Pharmaceuticals Inc.	737,524	4,705
*	Chiasma Inc.	629,009	4,699
*	Surgery Partners Inc.	565,964	4,607
*	Enzo Biochem Inc.	1,366,399	4,605
*	Aeglea BioTherapeutics Inc.	669,255	4,584
*	Pfenex Inc.	678,322	4,572
	Owens & Minor Inc.	1,410,398	4,513
*	Synlogic Inc.	495,614	4,510
*	Chimerix Inc.	1,038,168	4,485
^,*	Tocagen Inc.	640,066	4,276
^,*	XBiotech Inc.	561,303	4,255
^,*	Cortexyme Inc.	99,835	4,244
*	Seres Therapeutics Inc.	1,306,435	4,207
^,*	Adamas Pharmaceuticals Inc.	666,319	4,131
^,*	resTORbio Inc.	403,769	4,118
^,*	CASI Pharmaceuticals Inc.	1,285,278	4,113
^,*	UNITY Biotechnology Inc.	426,924	4,056
^,*	Galectin Therapeutics Inc.	974,968	4,046
*	Mustang Bio Inc.	1,093,237	4,023
*	Aldeyra Therapeutics Inc.	650,589	3,904
*	Molecular Templates Inc.	463,554	3,871
*	FONAR Corp.	178,878	3,848
^,*	Paratek Pharmaceuticals Inc.	961,825	3,838
^,*	Anavex Life Sciences Corp.	1,130,408	3,809
^,*	Verrica Pharmaceuticals Inc.	322,551	3,748

33

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Turning Point Therapeutics Inc.	91,834	3,738
^,*	AVEO Pharmaceuticals Inc.	5,477,113	3,687
*	Celcuity Inc.	146,048	3,651
*	Avedro Inc.	184,294	3,620
^,*	BioSig Technologies Inc.	382,945	3,596
^,*	BioTime Inc.	3,265,921	3,593
*	Neuronetics Inc.	286,363	3,582
^,*	iRadimed Corp.	172,204	3,522
^,*	Novavax Inc.	559,077	3,276
^,*	Sesen Bio Inc.	2,178,382	3,268
^,*	Pulse Biosciences Inc.	241,976	3,194
*	Precision BioSciences Inc.	240,145	3,182
*	Adaptive Biotechnologies Corp.	64,202	3,101
*	Endologix Inc.	414,871	3,004
*	Spero Therapeutics Inc.	260,550	2,999
*	American Renal Associates Holdings Inc.	396,992	2,954
*	Forty Seven Inc.	278,620	2,953
^,*	EyePoint Pharmaceuticals Inc.	1,791,009	2,937
*	Millendo Therapeutics Inc.	253,526	2,931
*	Durect Corp.	4,462,337	2,909
^,*	Solid Biosciences Inc.	505,273	2,905
^,*,2	Moleculin Biotech Inc.	2,281,230	2,852
*	Alphatec Holdings Inc.	621,577	2,822
^,*	Calyxt Inc.	220,100	2,747
^,*	Matinas BioPharma Holdings Inc.	3,202,693	2,743
^,*	Trevena Inc.	2,656,331	2,736
^,*	Catalyst Biosciences Inc.	367,266	2,707
^,*	Infinity Pharmaceuticals Inc.	1,491,350	2,684
*	Ardelyx Inc.	996,324	2,680
*	Chembio Diagnostics Inc.	439,361	2,676
^,*	Evelo Biosciences Inc.	294,090	2,641
^,*	Cue Biopharma Inc.	289,215	2,600
*	Aclaris Therapeutics Inc.	1,183,569	2,592
*	IRIDEX Corp.	563,826	2,565
^,*	Zosano Pharma Corp.	745,534	2,438
*	Dyadic International Inc.	386,225	2,418
^,*	Fortress Biotech Inc.	1,586,974	2,380
*	Genesis Healthcare Inc.	1,889,686	2,343
*	Menlo Therapeutics Inc.	381,455	2,285
^,*	Optinose Inc.	319,428	2,262
*	Harvard Bioscience Inc.	1,112,046	2,224
*	Checkpoint Therapeutics Inc.	724,862	2,196
^,*	Oncocyte Corp.	877,143	2,184
^,*	SCYNEXIS Inc.	1,638,999	2,147
^,*	Melinta Therapeutics Inc.	321,614	2,139
*	Neon Therapeutics Inc.	440,209	2,087
^,*	Catabasis Pharmaceuticals Inc.	256,624	2,071
^,*	Agile Therapeutics Inc.	1,395,340	2,037
*	Otonomy Inc.	734,236	2,019
*	Aduro Biotech Inc.	1,305,141	2,010
*	Bioxcel Therapeutics Inc.	181,869	1,993
^,*	Quorum Health Corp.	1,433,019	1,992
^,*	Aptinyx Inc.	590,723	1,973
^,*	Harpoon Therapeutics Inc.	147,750	1,921
^,*	XOMA Corp.	128,172	1,905
*	Liquidia Technologies Inc.	236,423	1,891
*	Kezar Life Sciences Inc.	245,069	1,889
^,*	Soliton Inc.	127,600	1,876
^,*	PolarityTE Inc.	328,920	1,875
^,*	Genocea Biosciences Inc.	477,809	1,873
*	Cerecor Inc.	333,629	1,815
*	Jounce Therapeutics Inc.	366,292	1,813
*	Aratana Therapeutics Inc.	349,046	1,801
^,*	Selecta Biosciences Inc.	1,002,736	1,795

34

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Capital Senior Living Corp.	356,084	1,791
^,*	Neos Therapeutics Inc.	1,360,588	1,755
^,*	Verastem Inc.	1,156,980	1,747
*	Stoke Therapeutics Inc.	59,552	1,737
^,*	HTG Molecular Diagnostics Inc.	1,031,317	1,712
^,*	KemPharm Inc.	974,992	1,706
^,*	Ekso Bionics Holdings Inc.	1,334,695	1,695
^,*	Bellicum Pharmaceuticals Inc.	996,678	1,694
^,*	Atreca Inc.	89,238	1,681
^,*	BrainStorm Cell Therapeutics Inc.	419,458	1,657
*	Savara Inc.	697,096	1,652
*	LogicBio Therapeutics Inc.	126,895	1,650
^,*	Moderna Inc.	112,563	1,648
*	Sensus Healthcare Inc.	295,476	1,637
*	InfuSystem Holdings Inc.	379,590	1,632
*	Cumberland Pharmaceuticals Inc.	252,761	1,610
^,*	Enochian Biosciences Inc.	351,591	1,582
*	Idera Pharmaceuticals Inc.	587,179	1,568
*	Curis Inc.	833,309	1,550
^,*	Organovo Holdings Inc.	2,926,331	1,530
	Psychemedics Corp.	148,614	1,500
^,*	Adamis Pharmaceuticals Corp.	1,149,773	1,495
^,*	Tyme Technologies Inc.	1,224,184	1,493
*	Champions Oncology Inc.	189,449	1,483
^,*	Anixa Biosciences Inc.	397,478	1,443
^,*	Ovid therapeutics Inc.	769,470	1,424
*	AgeX Therapeutics Inc.	383,964	1,409
^,*	Synthorx Inc.	102,857	1,390
*	Evofem Biosciences Inc.	203,801	1,353
*	Applied Genetic Technologies Corp.	353,879	1,341
*	Sienna Biopharmaceuticals Inc.	1,499,937	1,305
^,*	T2 Biosystems Inc.	775,404	1,303
*	Strata Skin Sciences Inc.	505,852	1,260
^,*	Ampio Pharmaceuticals Inc.	3,225,781	1,251
^,*	Vermillion Inc.	1,354,763	1,206
*	Surface Oncology Inc.	427,351	1,205
*	Biolase Inc.	794,891	1,168
*	Sutro Biopharma Inc.	102,028	1,161
*	Allena Pharmaceuticals Inc.	280,748	1,143
*	Spring Bank Pharmaceuticals Inc.	308,741	1,139
^,*	Corvus Pharmaceuticals Inc.	303,932	1,137
*	Standard Diversified Inc.	58,749	1,122
*	Bridgebio Pharma Inc.	41,493	1,119
^,*	Teligent Inc.	1,772,579	1,117
*	VIVUS Inc.	281,419	1,075
^,*	AquaBounty Technologies Inc.	347,989	1,068
*	Personalis Inc.	38,714	1,051
*	Electromed Inc.	191,641	1,044
*	Opiant Pharmaceuticals Inc.	77,886	1,032
^,*	ElectroCore Inc.	509,976	1,020
^,*	PAVmed Inc.	877,538	1,000
*	Sunesis Pharmaceuticals Inc.	1,366,486	993
*	Zafgen Inc.	832,232	990
^,*	NewLink Genetics Corp.	667,212	987
^,*	AAC Holdings Inc.	1,134,677	976
*	Merrimack Pharmaceuticals Inc.	159,277	964
^,*	Aquestive Therapeutics Inc.	216,991	911
*	Morphic Holding Inc.	45,494	902
*	Pro-Dex Inc.	69,065	896
*	Alimera Sciences Inc.	986,725	878
*	PLx Pharma Inc.	120,039	864
^,*	Cohbar Inc.	495,465	852
*	Aerpio Pharmaceuticals Inc.	906,611	825
*	Cidara Therapeutics Inc.	490,198	824

35

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
^	Altimmune Inc.	336,820	802
^,*	Equillium Inc.	137,272	777
*	Karuna Therapeutics Inc.	38,761	776
^,*	Helius Medical Technologies Inc. Class A	352,476	775
*	Apollo Endosurgery Inc.	238,544	775
^,*	Celsion Corp.	408,979	744
^,*	Unum Therapeutics Inc.	282,565	740
*	Tetraphase Pharmaceuticals Inc.	1,531,008	735
^,*	Acer Therapeutics Inc.	184,206	718
*	Fulgent Genetics Inc.	107,320	717
*	IVERIC bio Inc.	547,743	712
*	Orgenesis Inc.	158,856	707
^,*	Outlook Therapeutics Inc.	339,468	706
^,*	Leap Therapeutics Inc.	374,697	671
*	Xtant Medical Holdings Inc.	223,294	670
*	Alpine Immune Sciences Inc.	154,567	651
*	Cocrystal Pharma Inc.	273,594	643
^,*	Trovagene Inc.	245,636	614
*	Prevail Therapeutics Inc.	44,630	589
^,*	Second Sight Medical Products Inc.	719,834	576
*	aTyr Pharma Inc.	1,567,487	574
^,*	Titan Pharmaceuticals Inc.	448,572	574
^,*	NantKwest Inc.	546,418	557
^,*	Fibrocell Science Inc.	291,914	555
^,*	Heat Biologics Inc.	795,862	545
^,*	Sophiris Bio Inc.	642,291	543
*	Miragen Therapeutics Inc.	258,927	531
*	NGM Biopharmaceuticals Inc.	35,715	523
*	NextCure Inc.	34,824	522
*	Aptevo Therapeutics Inc.	586,622	520
*	Tracon Pharmaceuticals Inc.	702,579	478
^,*	Achieve Life Sciences Inc.	236,654	457
*	Eyenovia Inc.	105,129	452
^,*	Clearside Biomedical Inc.	444,005	431
^,*	Bellerophon Therapeutics Inc.	712,914	427
*	ImmuCell Corp.	65,662	427
*	Aridis Pharmaceuticals Inc.	41,398	421
^,*	Soleno Therapeutics Inc.	148,714	416
*	Citius Pharmaceuticals Inc.	421,284	413
*	Proteostasis Therapeutics Inc.	409,702	400
*	ContraFect Corp.	728,047	371
^,*	Novan Inc.	132,662	358
*	Advaxis Inc.	168,786	353
*	Actinium Pharmaceuticals Inc.	1,427,050	351
*	Akero Therapeutics Inc.	17,925	343
*	Aravive Inc.	56,947	342
^,*	Celldex Therapeutics Inc.	127,392	341
^,*	Conatus Pharmaceuticals Inc.	1,274,567	332
*	Adial Pharmaceuticals Inc.	187,276	315
^,*	IsoRay Inc.	766,711	314
*	Arcadia Biosciences Inc.	98,079	301
*	Hookipa Pharma Inc.	44,680	301
*	Vaccinex Inc.	53,014	293
*	Avenue Therapeutics Inc.	45,410	286
^,*	Axcella Health Inc.	29,858	278
^,*	Viveve Medical Inc.	728,013	277
	Digirad Corp.	39,148	271
*	Caladrius Biosciences Inc.	117,491	268
*	Vical Inc.	297,308	253
*	Novus Therapeutics Inc.	227,212	229
^,*	Nobilis Health Corp.	1,500,075	217
^,*	CTI BioPharma Corp.	251,737	216
^,*	Aileron Therapeutics Inc.	299,905	216
*	Ideaya Biosciences Inc.	20,912	208

36

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
^,*	OncoSec Medical Inc.	81,503	206
^,*	Co-Diagnostics Inc.	246,027	203
*	ENDRA Life Sciences Inc.	112,308	192
^,*	Obalon Therapeutics Inc.	269,410	188
*	AzurRx BioPharma Inc.	103,168	175
*	Soligenix Inc.	245,397	174
*	Hancock Jaffe Laboratories Inc.	147,698	154
*	DiaMedica Therapeutics Inc.	22,073	109
*	Cassava Sciences Inc.	79,103	96
*	Aevi Genomic Medicine Inc.	589,188	94
^,*	Restoration Robotics Inc.	145,261	89
*	Dynatronics Corp.	49,617	82
*	Bioanalytical Systems Inc.	36,851	73
^,*	Onconova Therapeutics Inc.	25,416	72
*	Aethlon Medical Inc.	195,927	72
^,*	Akers Biosciences Inc.	154,911	70
*	American Shared Hospital Services	23,687	68
^,*	Zomedica Pharmaceuticals Corp.	287,393	66
^,*	Oncternal Therapeutics Inc.	9,735	65
*	Kaleido Biosciences Inc.	4,999	58
^,*	Myomo Inc.	80,127	56
^,*	Cleveland BioLabs Inc.	37,796	55
	Diversicare Healthcare Services Inc.	13,308	50
^,*	Navidea Biopharmaceuticals Inc.	78,140	49
*	Milestone Scientific Inc.	121,504	43
^,*	Predictive Oncology Inc.	53,833	40
*	Vaxart Inc.	51,669	35
^,*	Diffusion Pharmaceuticals Inc.	11,713	33
^,*,§	Synergy Pharmaceuticals Inc.	5,148,145	33
*	Gemphire Therapeutics Inc.	40,527	33
*	NanoViricides Inc.	125,147	30
*	PDS Biotechnology Corp.	4,834	29
*	Biomerica Inc.	10,523	27
*	SELLAS Life Sciences Group Inc.	220,706	25
*	NanoVibronix Inc.	8,310	24
*	Genprex Inc.	17,398	22
^,*,§	Oncternal Therapeutics Inc. CVR	8,934	18
*	Retractable Technologies Inc.	24,674	18
*	Eton Pharmaceuticals Inc.	1,800	14
^,*	iBio Inc.	18,358	13
*	TCR2 Therapeutics Inc.	600	9
*	EyeGate Pharmaceuticals Inc.	31,832	8
*	Daxor Corp.	705	6
*	Inmune Bio Inc.	200	2
^,*	BioPharmX Corp.	2,049	1
*	Sonoma Pharmaceuticals Inc.	1	—
*	Rexahn Pharmaceuticals Inc.	1	—
*	Galena Biopharma Inc Warrants Exp. 03/18/2020	157,500	—
			104,337,226
Industrials (13.5%)
	Boeing Co.	14,789,437	5,383,503
*	PayPal Holdings Inc.	30,870,931	3,533,487
	Honeywell International Inc.	20,141,229	3,516,457
	Union Pacific Corp.	19,716,513	3,334,260
	Accenture plc Class A	17,655,282	3,262,166
	United Technologies Corp.	23,852,315	3,105,571
	3M Co.	15,893,919	2,755,052
	Danaher Corp.	17,823,473	2,547,331
	General Electric Co.	241,260,841	2,533,239
	Lockheed Martin Corp.	6,624,936	2,408,429
	Caterpillar Inc.	15,807,178	2,154,360
	United Parcel Service Inc. Class B	19,157,061	1,978,350
	Automatic Data Processing Inc.	11,447,572	1,892,627
	CSX Corp.	21,315,050	1,649,145

37

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Northrop Grumman Corp.	4,682,873	1,513,083
	Norfolk Southern Corp.	7,360,353	1,467,139
	Deere & Co.	8,789,750	1,456,549
	Waste Management Inc.	11,760,347	1,356,791
	Raytheon Co.	7,755,794	1,348,577
	General Dynamics Corp.	6,747,147	1,226,766
	Illinois Tool Works Inc.	7,808,167	1,177,550
	Emerson Electric Co.	16,901,451	1,127,665
	Fidelity National Information Services Inc.	8,876,718	1,088,996
	FedEx Corp.	6,465,113	1,061,507
	Sherwin-Williams Co.	2,311,895	1,059,518
	Roper Technologies Inc.	2,881,232	1,055,280
*	Worldpay Inc. Class A	8,597,808	1,053,661
*	Fiserv Inc.	10,946,787	997,909
	Eaton Corp. plc	11,933,875	993,853
	Johnson Controls International plc	21,881,319	903,917
	TE Connectivity Ltd.	9,337,187	894,316
	Ingersoll-Rand plc	6,682,766	846,506
	Amphenol Corp. Class A	8,237,807	790,335
	Paychex Inc.	8,981,609	739,097
	Cummins Inc.	4,160,465	712,854
	Waste Connections Inc.	7,297,277	697,474
	Global Payments Inc.	4,327,604	692,979
	Willis Towers Watson plc	3,580,530	685,815
	PACCAR Inc.	9,554,979	684,710
	Fortive Corp.	8,292,170	675,978
*	Square Inc.	9,246,105	670,620
*	FleetCor Technologies Inc.	2,370,495	665,754
	Ball Corp.	9,375,093	656,163
	Agilent Technologies Inc.	8,727,531	651,685
*	TransDigm Group Inc.	1,318,714	637,994
	Verisk Analytics Inc. Class A	4,332,251	634,501
	Parker-Hannifin Corp.	3,569,294	606,816
	Stanley Black & Decker Inc.	4,172,429	603,375
*	Mettler-Toledo International Inc.	683,700	574,308
	AMETEK Inc.	6,272,291	569,775
	Total System Services Inc.	4,371,782	560,768
*	CoStar Group Inc.	1,007,983	558,483
	Cintas Corp.	2,332,813	553,553
	Rockwell Automation Inc.	3,274,357	536,438
	L3 Technologies Inc.	2,164,702	530,720
	Fastenal Co.	15,650,014	510,034
	Republic Services Inc. Class A	5,848,051	506,675
	Vulcan Materials Co.	3,629,610	498,382
*	Keysight Technologies Inc.	5,179,150	465,139
*	Waters Corp.	1,976,999	425,529
	Xylem Inc.	4,945,852	413,671
*	First Data Corp. Class A	15,008,291	406,274
	Broadridge Financial Solutions Inc.	3,171,779	404,973
	Dover Corp.	4,002,919	401,092
	Martin Marietta Materials Inc.	1,725,217	396,990
	TransUnion	5,125,635	376,785
	IDEX Corp.	2,100,320	361,549
	Expeditors International of Washington Inc.	4,691,162	355,872
	WW Grainger Inc.	1,309,834	351,337
	Textron Inc.	6,484,977	343,963
	Kansas City Southern	2,747,517	334,703
	Jacobs Engineering Group Inc.	3,811,064	321,616
	Masco Corp.	8,143,240	319,541
	CH Robinson Worldwide Inc.	3,745,846	315,962
^	Wabtec Corp.	4,384,148	314,606
*	Trimble Inc.	6,946,013	313,335
*	Zebra Technologies Corp.	1,481,838	310,430
	Old Dominion Freight Line Inc.	2,005,849	299,393

38

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	PerkinElmer Inc.	3,045,253	293,380
*	United Rentals Inc.	2,203,602	292,264
	HEICO Corp. Class A	2,772,748	286,619
	Lennox International Inc.	1,038,268	285,524
	Jack Henry & Associates Inc.	2,121,093	284,057
	Allegion plc	2,567,973	283,889
	Arconic Inc.	10,622,107	274,263
	Westrock Co.	7,152,132	260,838
*	Teledyne Technologies Inc.	943,439	258,380
	Huntington Ingalls Industries Inc.	1,131,268	254,241
	Snap-on Inc.	1,521,534	252,027
	Packaging Corp. of America	2,613,200	249,090
*	WEX Inc.	1,191,364	247,923
	Booz Allen Hamilton Holding Corp. Class A	3,660,952	242,392
*	Fair Isaac Corp.	755,255	237,165
	Spirit AeroSystems Holdings Inc. Class A	2,898,844	235,879
	Graco Inc.	4,565,464	229,095
*	Euronet Worldwide Inc.	1,359,467	228,717
*	Crown Holdings Inc.	3,664,579	223,906
	Carlisle Cos. Inc.	1,580,870	221,970
*	Sensata Technologies Holding plc	4,512,574	221,116
	Universal Display Corp.	1,173,236	220,639
	JB Hunt Transport Services Inc.	2,398,934	219,287
	AptarGroup Inc.	1,742,744	216,693
	Cognex Corp.	4,464,382	214,201
	FLIR Systems Inc.	3,787,935	204,927
	Nordson Corp.	1,426,999	201,649
*	HD Supply Holdings Inc.	4,821,084	194,193
	Hubbell Inc. Class B	1,486,285	193,812
	Flowserve Corp.	3,645,650	192,089
	Xerox Corp.	5,379,646	190,493
	Hexcel Corp.	2,334,962	188,852
	Toro Co.	2,812,092	188,129
*	Berry Global Group Inc.	3,553,758	186,892
	Sealed Air Corp.	4,319,257	184,778
	AO Smith Corp.	3,907,824	184,293
	Alliance Data Systems Corp.	1,290,726	180,869
	Sonoco Products Co.	2,757,459	180,172
	Donaldson Co. Inc.	3,523,280	179,194
	Pentair plc	4,795,444	178,391
	Owens Corning	3,055,542	177,833
	Robert Half International Inc.	3,081,673	175,686
	Woodward Inc.	1,550,046	175,403
	Genpact Ltd.	4,455,379	169,705
*	Arrow Electronics Inc.	2,318,317	165,226
	ManpowerGroup Inc.	1,706,559	164,854
*	AECOM	4,254,537	161,034
	Oshkosh Corp.	1,924,326	160,662
*	Genesee & Wyoming Inc. Class A	1,580,604	158,060
	ITT Inc.	2,400,509	157,185
	Quanta Services Inc.	3,947,376	150,750
	Acuity Brands Inc.	1,085,888	149,755
^,*	XPO Logistics Inc.	2,564,127	148,232
	Allison Transmission Holdings Inc.	3,195,758	148,123
*	IPG Photonics Corp.	955,508	147,387
	National Instruments Corp.	3,441,208	144,496
	Watsco Inc.	878,313	143,631
	BWX Technologies Inc.	2,719,301	141,676
	MDU Resources Group Inc.	5,490,846	141,664
	Curtiss-Wright Corp.	1,113,657	141,579
	Lincoln Electric Holdings Inc.	1,678,928	138,209
	Avnet Inc.	2,972,335	134,558
	AGCO Corp.	1,730,472	134,233
	Fluor Corp.	3,968,452	133,697

39

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	EMCOR Group Inc.	1,485,584	130,880
	Insperity Inc.	1,070,842	130,793
	MAXIMUS Inc.	1,763,211	127,903
*	Kirby Corp.	1,600,929	126,473
*	Gardner Denver Holdings Inc.	3,602,669	124,652
	Armstrong World Industries Inc.	1,277,003	124,125
	Jabil Inc.	3,825,443	120,884
	Air Lease Corp. Class A	2,918,291	120,642
	Landstar System Inc.	1,116,161	120,534
	Tetra Tech Inc.	1,531,009	120,261
*	Generac Holdings Inc.	1,698,466	117,891
	Littelfuse Inc.	657,155	116,257
*	Trex Co. Inc.	1,607,697	115,272
	Crane Co.	1,378,471	115,020
*	RBC Bearings Inc.	688,653	114,874
	Graphic Packaging Holding Co.	8,186,207	114,443
	Eagle Materials Inc.	1,232,021	114,208
	Knight-Swift Transportation Holdings Inc.	3,386,961	111,228
	Brink’s Co.	1,352,347	109,784
	nVent Electric plc	4,369,802	108,327
	John Bean Technologies Corp.	871,132	105,520
*	Axon Enterprise Inc.	1,623,771	104,262
*	Stericycle Inc.	2,150,525	102,688
*	Mercury Systems Inc.	1,439,670	101,281
	MSA Safety Inc.	957,358	100,896
	Timken Co.	1,924,257	98,791
*	Clean Harbors Inc.	1,388,884	98,750
	KBR Inc.	3,923,618	97,855
	Louisiana-Pacific Corp.	3,726,663	97,713
*	Allegheny Technologies Inc.	3,820,572	96,278
	Regal Beloit Corp.	1,177,722	96,232
*	CoreLogic Inc.	2,252,092	94,205
*	Coherent Inc.	679,971	92,728
	MSC Industrial Direct Co. Inc. Class A	1,229,540	91,306
*	MasTec Inc.	1,729,364	89,114
*	FTI Consulting Inc.	1,055,760	88,515
*	Rogers Corp.	509,865	87,992
*	Rexnord Corp.	2,895,753	87,510
*	Aerojet Rocketdyne Holdings Inc.	1,946,093	87,127
	Ryder System Inc.	1,482,713	86,442
*	Novanta Inc.	911,127	85,919
	Kennametal Inc.	2,310,369	85,461
*	Paylocity Holding Corp.	899,305	84,373
	Moog Inc. Class A	899,326	84,186
	Exponent Inc.	1,426,632	83,515
*	ASGN Inc.	1,377,568	83,481
*	Proto Labs Inc.	717,724	83,270
	GATX Corp.	1,036,547	82,188
*	TopBuild Corp.	975,886	80,764
	UniFirst Corp.	428,120	80,731
*	SiteOne Landscape Supply Inc.	1,135,739	78,707
*	TriNet Group Inc.	1,154,402	78,268
	Barnes Group Inc.	1,347,090	75,895
	Simpson Manufacturing Co. Inc.	1,141,936	75,893
*	Integer Holdings Corp.	904,221	75,882
	EnerSys	1,089,760	74,649
*	Resideo Technologies Inc.	3,401,021	74,550
	ABM Industries Inc.	1,838,333	73,533
	Owens-Illinois Inc.	4,245,486	73,320
	Valmont Industries Inc.	573,931	72,780
	Watts Water Technologies Inc. Class A	764,630	71,248
	Tradeweb Markets Inc. Class A	1,602,642	70,212
*	Beacon Roofing Supply Inc.	1,901,400	69,819
*	AMN Healthcare Services Inc.	1,285,368	69,731

40

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	HEICO Corp.	514,134	68,796
	Albany International Corp. Class A	811,181	67,255
	Applied Industrial Technologies Inc.	1,071,931	65,956
	Silgan Holdings Inc.	2,140,560	65,501
	Belden Inc.	1,098,095	65,414
	Altra Industrial Motion Corp.	1,792,863	64,328
	Granite Construction Inc.	1,327,215	63,945
	Trinity Industries Inc.	3,069,471	63,692
*	WESCO International Inc.	1,256,426	63,638
*	Advanced Disposal Services Inc.	1,994,207	63,635
	Macquarie Infrastructure Corp.	1,569,347	63,621
	World Fuel Services Corp.	1,766,278	63,515
	Brady Corp. Class A	1,279,408	63,100
*	Colfax Corp.	2,239,978	62,787
*	Summit Materials Inc. Class A	3,254,711	62,653
*	Pluralsight Inc. Class A	2,062,791	62,544
	Universal Forest Products Inc.	1,637,058	62,306
*	II-VI Inc.	1,686,453	61,657
	Vishay Intertechnology Inc.	3,688,630	60,936
	Otter Tail Corp.	1,149,954	60,729
*	Harsco Corp.	2,190,246	60,100
	Terex Corp.	1,903,607	59,773
	Korn Ferry	1,482,824	59,417
*	Itron Inc.	948,900	59,373
*	ExlService Holdings Inc.	887,394	58,683
	Covanta Holding Corp.	3,265,290	58,481
*	Kratos Defense & Security Solutions Inc.	2,499,731	57,219
*	Builders FirstSource Inc.	3,262,369	55,004
*	Sanmina Corp.	1,814,003	54,928
	ESCO Technologies Inc.	664,234	54,879
*	Cimpress NV	601,198	54,643
	Deluxe Corp.	1,342,816	54,599
	AAON Inc.	1,068,202	53,602
	Triton International Ltd.	1,626,709	53,291
	Cubic Corp.	824,726	53,178
*	OSI Systems Inc.	467,201	52,621
*	Dycom Industries Inc.	887,384	52,240
	EVERTEC Inc.	1,588,036	51,929
	Franklin Electric Co. Inc.	1,090,188	51,784
	Comfort Systems USA Inc.	1,011,278	51,565
*	Conduent Inc.	5,247,130	50,320
*	Plexus Corp.	861,868	50,307
*	Fabrinet	1,002,053	49,772
*	SPX FLOW Inc.	1,181,543	49,459
	Kaman Corp.	756,553	48,185
*	Navistar International Corp.	1,396,734	48,117
*	Casella Waste Systems Inc. Class A	1,213,649	48,097
	Forward Air Corp.	804,998	47,616
*	Anixter International Inc.	796,945	47,586
	ManTech International Corp. Class A	715,436	47,111
*	Saia Inc.	718,794	46,484
	Badger Meter Inc.	777,909	46,433
*	Knowles Corp.	2,461,782	45,075
	Federal Signal Corp.	1,668,970	44,645
	Mueller Industries Inc.	1,512,996	44,285
	Matson Inc.	1,136,852	44,167
	Mueller Water Products Inc. Class A	4,437,818	43,579
	Actuant Corp. Class A	1,672,907	41,505
	Werner Enterprises Inc.	1,296,665	40,300
^,*	Verra Mobility Corp. Class A	3,053,325	39,968
	Mobile Mini Inc.	1,310,971	39,893
	McGrath RentCorp	631,973	39,277
*	Masonite International Corp.	736,532	38,800
*	SPX Corp.	1,148,603	37,927

41

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	TriMas Corp.	1,224,161	37,912
*	Ambarella Inc.	857,570	37,845
*	Air Transport Services Group Inc.	1,545,003	37,698
*	Hub Group Inc. Class A	892,989	37,488
	Helios Technologies Inc.	799,300	37,096
*	BMC Stock Holdings Inc.	1,743,977	36,972
*	Installed Building Products Inc.	621,053	36,779
	EnPro Industries Inc.	573,390	36,605
	US Ecology Inc.	603,788	35,950
	ICF International Inc.	487,865	35,517
	Raven Industries Inc.	982,626	35,257
*	JELD-WEN Holding Inc.	1,653,542	35,105
*	Gibraltar Industries Inc.	864,737	34,901
	Rush Enterprises Inc. Class A	947,425	34,600
	AAR Corp.	939,986	34,582
*	Aerovironment Inc.	599,788	34,050
	Advanced Drainage Systems Inc.	1,021,373	33,491
	Schneider National Inc. Class B	1,834,121	33,454
*	Atkore International Group Inc.	1,288,524	33,334
*	Patrick Industries Inc.	671,464	33,029
	AZZ Inc.	701,222	32,270
*	Huron Consulting Group Inc.	634,975	31,990
	Aircastle Ltd.	1,469,953	31,251
	Benchmark Electronics Inc.	1,240,257	31,155
	Boise Cascade Co.	1,107,815	31,141
	Apogee Enterprises Inc.	711,608	30,912
	Encore Wire Corp.	527,493	30,901
*	Sykes Enterprises Inc.	1,083,353	29,749
*	Atlas Air Worldwide Holdings Inc.	658,691	29,404
*	Livent Corp.	4,163,520	28,812
*	Cardtronics plc Class A	1,043,677	28,513
	Triumph Group Inc.	1,244,840	28,507
*	Milacron Holdings Corp.	2,028,773	27,997
	KEMET Corp.	1,485,144	27,936
	Greenbrier Cos. Inc.	916,089	27,849
^,*	Inovalon Holdings Inc. Class A	1,914,709	27,782
	Methode Electronics Inc.	968,227	27,662
	Greif Inc. Class A	844,850	27,500
	MTS Systems Corp.	469,263	27,466
*	CBIZ Inc.	1,394,290	27,314
	Navigant Consulting Inc.	1,171,054	27,157
*	TTM Technologies Inc.	2,658,353	27,115
	Tennant Co.	442,051	27,054
*	Continental Building Products Inc.	1,013,853	26,938
	H&E Equipment Services Inc.	922,800	26,844
*	Evo Payments Inc. Class A	847,231	26,713
*	CIRCOR International Inc.	575,292	26,463
	Global Brass & Copper Holdings Inc.	597,253	26,118
	Alamo Group Inc.	259,184	25,900
	Kadant Inc.	283,677	25,761
*	PGT Innovations Inc.	1,530,178	25,585
	Columbus McKinnon Corp.	605,348	25,406
	Standex International Corp.	343,887	25,152
*	Astronics Corp.	618,901	24,892
	Primoris Services Corp.	1,166,719	24,419
^	Lindsay Corp.	295,869	24,323
	DMC Global Inc.	383,898	24,320
	AVX Corp.	1,460,718	24,248
*	TrueBlue Inc.	1,094,702	24,149
*	FARO Technologies Inc.	455,535	23,952
*	US Concrete Inc.	481,523	23,927
	Wabash National Corp.	1,451,600	23,618
*	Everi Holdings Inc.	1,973,626	23,545
*	Thermon Group Holdings Inc.	885,591	22,715

42

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Douglas Dynamics Inc.	570,198	22,688
*	NV5 Global Inc.	276,874	22,538
*	GMS Inc.	1,016,348	22,360
	Kforce Inc.	635,459	22,298
	Mesa Laboratories Inc.	90,560	22,127
	CTS Corp.	793,937	21,897
	Kelly Services Inc. Class A	833,104	21,819
	Multi-Color Corp.	428,880	21,431
^	ADT Inc.	3,415,903	20,905
	Heartland Express Inc.	1,148,648	20,756
*	SEACOR Holdings Inc.	428,494	20,358
	Astec Industries Inc.	611,728	19,918
^,*	GreenSky Inc. Class A	1,601,502	19,682
*	Parsons Corp.	528,757	19,490
	ArcBest Corp.	693,053	19,482
	GrafTech International Ltd.	1,680,348	19,324
	Marten Transport Ltd.	1,055,931	19,165
*	Manitowoc Co. Inc.	1,075,992	19,153
	TTEC Holdings Inc.	393,230	18,321
	Cass Information Systems Inc.	377,694	18,311
^,*	MACOM Technology Solutions Holdings Inc.	1,197,865	18,124
*	Control4 Corp.	752,804	17,879
	Quanex Building Products Corp.	927,435	17,519
*	Great Lakes Dredge & Dock Corp.	1,580,179	17,445
^,*	CryoPort Inc.	946,518	17,340
*	DXP Enterprises Inc.	454,426	17,218
	Barrett Business Services Inc.	206,165	17,029
	National Research Corp.	289,905	16,696
	Argan Inc.	409,927	16,627
*	Vicor Corp.	525,019	16,302
	Myers Industries Inc.	838,132	16,151
	Griffon Corp.	952,616	16,118
*	Echo Global Logistics Inc.	771,983	16,111
	Gorman-Rupp Co.	480,141	15,763
*	Veeco Instruments Inc.	1,278,234	15,620
*	Aegion Corp. Class A	846,963	15,584
*	Tutor Perini Corp.	1,113,234	15,441
*	MYR Group Inc.	412,531	15,408
*	Evolent Health Inc. Class A	1,931,102	15,352
*	Wesco Aircraft Holdings Inc.	1,382,568	15,346
	Heidrick & Struggles International Inc.	511,718	15,336
	Hyster-Yale Materials Handling Inc.	264,427	14,612
*	Ducommun Inc.	311,129	14,023
*	Gates Industrial Corp. plc	1,218,654	13,905
	Ennis Inc.	676,268	13,877
	Resources Connection Inc.	844,741	13,524
^	Maxar Technologies Inc.	1,597,928	12,496
*	International Seaways Inc.	651,826	12,385
*	CAI International Inc.	489,713	12,155
	Briggs & Stratton Corp.	1,181,039	12,094
*	Team Inc.	788,835	12,085
*	Heritage-Crystal Clean Inc.	456,683	12,015
*	Donnelley Financial Solutions Inc.	885,111	11,807
*	Cardlytics Inc.	448,943	11,664
^,*	Energy Recovery Inc.	1,101,283	11,475
	B. Riley Financial Inc.	547,948	11,430
*	UFP Technologies Inc.	273,788	11,392
*	Kimball Electronics Inc.	689,975	11,205
*	Vishay Precision Group Inc.	271,075	11,014
*	Sterling Construction Co. Inc.	810,752	10,880
	Miller Industries Inc.	353,158	10,860
	Spartan Motors Inc.	977,356	10,712
	Powell Industries Inc.	278,234	10,573
*	Franklin Covey Co.	305,837	10,398

43

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
^,*	Paysign Inc.	774,323	10,353
	Daktronics Inc.	1,673,844	10,328
*	Willdan Group Inc.	275,605	10,266
*	Cornerstone Building Brands Inc.	1,753,901	10,225
*	Cross Country Healthcare Inc.	1,089,579	10,220
	Insteel Industries Inc.	482,271	10,041
*	Napco Security Technologies Inc.	335,013	9,943
	REV Group Inc.	684,666	9,866
	Park Electrochemical Corp.	582,195	9,717
	CRA International Inc.	246,766	9,459
^	Advanced Emissions Solutions Inc.	745,533	9,424
	NN Inc.	958,587	9,356
^,*	ShotSpotter Inc.	207,525	9,173
	Hurco Cos. Inc.	253,618	9,019
	Allied Motion Technologies Inc.	233,917	8,865
*	LB Foster Co. Class A	318,849	8,717
*	Landec Corp.	917,786	8,600
*	Lydall Inc.	425,617	8,597
*	CECO Environmental Corp.	885,365	8,491
	NVE Corp.	120,265	8,374
*	Willis Lease Finance Corp.	134,085	7,820
*	Commercial Vehicle Group Inc.	954,609	7,656
*	Blue Bird Corp.	381,801	7,518
*,2	Acacia Research Corp.	2,536,954	7,509
^	Quad/Graphics Inc.	941,167	7,445
*	Northwest Pipe Co.	288,639	7,441
*	Foundation Building Materials Inc.	407,885	7,252
	Omega Flex Inc.	91,368	7,018
	Graham Corp.	345,300	6,979
*	GP Strategies Corp.	457,395	6,898
	Park-Ohio Holdings Corp.	210,696	6,867
	VSE Corp.	229,645	6,589
*	Mistras Group Inc.	449,108	6,454
	Bel Fuse Inc. Class B	367,721	6,314
*	Radiant Logistics Inc.	1,025,753	6,298
*	IntriCon Corp.	266,180	6,218
*	Eagle Bulk Shipping Inc.	1,161,190	6,085
*	Iteris Inc.	1,168,449	6,041
*	Twin Disc Inc.	386,043	5,829
^,*	BlueLinx Holdings Inc.	282,359	5,594
*	Covenant Transportation Group Inc. Class A	379,983	5,590
*	Era Group Inc.	668,100	5,572
	NACCO Industries Inc. Class A	104,799	5,443
	BG Staffing Inc.	282,212	5,328
^,*	Armstrong Flooring Inc.	527,978	5,201
*	Overseas Shipholding Group Inc. Class A	2,741,284	5,154
*	Lawson Products Inc.	136,932	5,029
*	DHI Group Inc.	1,391,157	4,966
*	Information Services Group Inc.	1,483,891	4,689
*	Transcat Inc.	183,033	4,684
^,*	Turtle Beach Corp.	400,775	4,633
*	Gencor Industries Inc.	355,163	4,617
	LSC Communications Inc.	1,250,801	4,590
	RR Donnelley & Sons Co.	2,315,065	4,561
	Eastern Co.	161,071	4,513
*	Daseke Inc.	1,248,880	4,496
	Universal Logistics Holdings Inc.	198,142	4,452
*	PRGX Global Inc.	662,233	4,450
*	OptimizeRx Corp.	274,375	4,445
^,*	Asure Software Inc.	532,065	4,379
^,*	Workhorse Group Inc.	1,477,743	4,345
^,*	Concrete Pumping Holdings Inc.	820,259	4,200
*	IES Holdings Inc.	212,930	4,014
*	YRC Worldwide Inc.	962,073	3,877

44

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Crawford & Co. Class A	367,705	3,872
*	InnerWorkings Inc.	994,930	3,801
	United States Lime & Minerals Inc.	47,177	3,774
^	EVI Industries Inc.	98,274	3,761
*	Intevac Inc.	765,142	3,703
*	US Xpress Enterprises Inc. Class A	701,570	3,606
*	PAM Transportation Services Inc.	56,554	3,506
*	CyberOptics Corp.	215,801	3,502
*	StarTek Inc.	424,371	3,467
	Crawford & Co. Class B	350,392	3,262
	Global Water Resources Inc.	308,882	3,225
^,*	Energous Corp.	723,251	3,161
^,*	ExOne Co.	332,400	3,098
*	Luna Innovations Inc.	665,568	2,995
*	CPI Aerostructures Inc.	354,788	2,984
*	Manitex International Inc.	483,429	2,954
	LSI Industries Inc.	771,500	2,816
*	Aspen Aerogels Inc.	393,603	2,806
*	General Finance Corp.	331,869	2,778
*	USA Truck Inc.	269,823	2,728
*	Ultralife Corp.	343,113	2,728
*	Houston Wire & Cable Co.	516,166	2,705
^,*	Forterra Inc.	542,207	2,695
^,*	Vertex Energy Inc.	1,701,122	2,569
*	Orion Group Holdings Inc.	929,877	2,492
^,*	Babcock & Wilcox Enterprises Inc.	7,071,499	2,425
*	Coda Octopus Group Inc.	183,468	2,394
*	NRC Group Holdings Corp.	213,917	2,379
*	Orion Energy Systems Inc.	765,146	2,272
*	Frequency Electronics Inc.	191,800	2,185
*	Universal Technical Institute Inc.	568,924	1,951
^,*	MicroVision Inc.	2,376,880	1,914
*	Nuvectra Corp.	565,890	1,896
*	Goldfield Corp.	817,776	1,881
	RF Industries Ltd.	221,488	1,869
^,*	Research Frontiers Inc.	558,583	1,860
*	PFSweb Inc.	451,644	1,829
^,*	Aqua Metals Inc.	1,055,344	1,762
*	Construction Partners Inc. Class A	115,965	1,742
	Richardson Electronics Ltd.	309,011	1,730
^,*	Horizon Global Corp.	480,637	1,725
*	ARC Document Solutions Inc.	837,387	1,708
*	Charah Solutions Inc.	291,501	1,603
*	Arotech Corp.	756,183	1,505
*	IEC Electronics Corp.	230,108	1,445
*	UQM Technologies Inc.	833,575	1,375
*	Patriot Transportation Holding Inc.	80,702	1,370
*	ASV Holdings Inc.	199,401	1,366
*	Perma-Pipe International Holdings Inc.	142,730	1,299
^,*	Capstone Turbine Corp.	1,573,782	1,238
*	Sharps Compliance Corp.	345,533	1,230
*	Limbach Holdings Inc.	126,399	1,150
*	DLH Holdings Corp.	210,584	1,070
^,*	Odyssey Marine Exploration Inc.	170,243	987
^,*	Hudson Technologies Inc.	1,090,571	938
*	Perceptron Inc.	207,766	925
^,*	Boxlight Corp. Class A	299,538	920
	Espey Manufacturing & Electronics Corp.	36,520	904
*	Huttig Building Products Inc.	337,929	872
*	Mayville Engineering Co. Inc.	59,613	823
^,*	MTBC Inc.	160,657	811
	Hudson Global Inc.	63,373	789
*	Broadwind Energy Inc.	354,116	786
	Issuer Direct Corp.	68,022	762

45

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	FreightCar America Inc.	129,645	761
*	Taylor Devices Inc.	67,529	723
*	Steel Connect Inc.	396,549	722
	Greif Inc. Class B	16,527	721
*	Tecogen Inc.	176,706	663
^,*	Wrap Technologies Inc.	99,973	622
^,*	CUI Global Inc.	753,271	619
^,*	Marathon Patent Group Inc.	214,091	619
*	Perma-Fix Environmental Services	157,352	615
	AMCON Distributing Co.	6,102	585
*	Air T Inc.	32,704	572
*	Ballantyne Strong Inc.	160,048	517
^,*	Lightbridge Corp.	766,188	509
*	Wireless Telecom Group Inc.	317,482	502
*	Payment Data Systems Inc.	135,389	468
*	eMagin Corp.	985,547	448
*	ALJ Regional Holdings Inc.	287,805	446
*	SIFCO Industries Inc.	153,253	443
*	Lincoln Educational Services Corp.	189,196	437
*	LightPath Technologies Inc. Class A	447,198	407
*	Image Sensing Systems Inc.	79,211	396
	Ecology and Environment Inc.	35,749	390
*	Innovative Solutions & Support Inc.	73,373	374
^,*	Digital Ally Inc.	250,470	363
	Chicago Rivet & Machine Co.	11,538	329
*	Fuel Tech Inc.	224,243	314
^,*	Sigma Labs Inc.	222,355	311
	Rush Enterprises Inc. Class B	7,869	290
^,*	Applied DNA Sciences Inc.	558,915	279
^,*	ClearSign Combustion Corp.	222,201	256
*	Rubicon Technology Inc.	25,149	209
*	LGL Group Inc.	24,186	197
*	Volt Information Sciences Inc.	40,056	180
*	Jewett-Cameron Trading Co. Ltd.	21,300	177
*	Continental Materials Corp.	9,241	148
*	Pioneer Power Solutions Inc.	29,563	140
*	ServiceSource International Inc.	142,908	136
^,*	Command Center Inc.	13,333	75
*	ENGlobal Corp.	79,751	72
*	Bio-key International Inc.	55,292	68
^,*	Revolution Lighting Technologies Inc.	243,801	60
*	AeroCentury Corp.	7,207	52
	Servotronics Inc.	5,014	48
^,*	Summit Wireless Technologies Inc.	40,270	47
	Bel Fuse Inc. Class A	2,776	41
*	Air Industries Group	31,351	34
*	Energy Focus Inc.	76,794	31
*	Document Security Systems Inc.	50,340	25
*	Sypris Solutions Inc.	31,730	25
*	Industrial Services of America Inc.	24,863	24
*	Ranpak Holdings Corp.	2,479	22
*	Quest Resource Holding Corp.	7,880	22
*	Polar Power Inc.	1,708	7
*	Air T Inc. Warrants Exp. 06/07/2020	90,675	6
*	SG Blocks Inc.	5,462	4
*,§	Patriot National Inc.	129,819	3
*	Dorian LPG Ltd.	20	—
*	GEE Group Inc.	3	—
*	DPW Holdings Inc.	1	—
			109,996,210
Oil & Gas (4.7%)
	Exxon Mobil Corp.	116,942,947	8,961,338
	Chevron Corp.	52,632,387	6,549,574
	ConocoPhillips	31,123,007	1,898,503

46

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Schlumberger Ltd.	38,144,509	1,515,863
	EOG Resources Inc.	15,948,330	1,485,746
	Phillips 66	12,387,341	1,158,712
	Kinder Morgan Inc.	52,800,982	1,102,484
	Occidental Petroleum Corp.	20,765,467	1,044,088
	Marathon Petroleum Corp.	18,611,483	1,040,010
	Valero Energy Corp.	11,675,819	999,567
	Anadarko Petroleum Corp.	13,812,819	974,632
	Williams Cos. Inc.	33,318,703	934,256
	ONEOK Inc.	11,319,496	778,895
	Pioneer Natural Resources Co.	4,691,249	721,796
	Concho Resources Inc.	5,525,323	570,103
	Halliburton Co.	22,963,675	522,194
	Diamondback Energy Inc.	4,515,318	492,034
	Hess Corp.	7,559,183	480,537
*	Cheniere Energy Inc.	6,357,056	435,140
	Baker Hughes a GE Co. Class A	14,118,029	347,727
	Devon Energy Corp.	11,614,463	331,244
	Marathon Oil Corp.	23,073,935	327,881
	Apache Corp.	10,607,919	307,311
	Noble Energy Inc.	13,387,231	299,874
	Cabot Oil & Gas Corp.	11,809,081	271,136
	Targa Resources Corp.	6,499,819	255,183
	National Oilwell Varco Inc.	10,621,381	236,113
	OGE Energy Corp.	5,400,496	229,845
	HollyFrontier Corp.	4,285,265	198,322
	Cimarex Energy Co.	2,677,809	158,874
	Helmerich & Payne Inc.	2,933,028	148,470
*	Parsley Energy Inc. Class A	7,520,846	142,971
*	WPX Energy Inc.	12,100,445	139,276
*	First Solar Inc.	2,018,052	132,546
	Murphy Oil Corp.	4,671,024	115,141
*	Continental Resources Inc.	2,677,111	112,680
	EQT Corp.	7,104,825	112,327
	Equitrans Midstream Corp.	5,694,241	112,233
*	Transocean Ltd.	17,309,420	110,953
	PBF Energy Inc. Class A	3,034,650	94,985
	Delek US Holdings Inc.	2,228,944	90,317
^	Antero Midstream Corp.	7,333,989	84,048
*	Chart Industries Inc.	971,037	74,653
*	Apergy Corp.	2,129,871	71,436
	Patterson-UTI Energy Inc.	6,193,563	71,288
^,*	Chesapeake Energy Corp.	34,972,549	68,196
*	PDC Energy Inc.	1,877,094	67,688
	Core Laboratories NV	1,292,832	67,589
*	Matador Resources Co.	3,170,938	63,038
*	Oceaneering International Inc.	2,943,792	60,024
^,*	Oasis Petroleum Inc.	10,421,611	59,195
^	Ensco Rowan plc Class A	5,934,945	50,625
*	Dril-Quip Inc.	1,022,003	49,056
*	ProPetro Holding Corp.	2,325,887	48,146
*	Callon Petroleum Co.	7,069,004	46,585
^,*	Enphase Energy Inc.	2,554,553	46,569
	SM Energy Co.	3,646,469	45,654
	Range Resources Corp.	6,409,261	44,737
*	NOW Inc.	2,990,688	44,143
*	McDermott International Inc.	4,563,183	44,080
*	QEP Resources Inc.	6,053,940	43,770
	Arcosa Inc.	1,162,106	43,730
	CVR Energy Inc.	855,499	42,766
*	Centennial Resource Development Inc. Class A	5,564,012	42,231
*	Cactus Inc. Class A	1,268,179	42,002
*	Whiting Petroleum Corp.	2,202,461	41,142

47

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Southwestern Energy Co.	12,487,624	39,461
	Archrock Inc.	3,690,162	39,116
*	MRC Global Inc.	2,273,951	38,930
*	SRC Energy Inc.	7,455,214	36,978
^,*	Magnolia Oil & Gas Corp. Class A	3,023,512	35,012
*	Helix Energy Solutions Group Inc.	3,933,302	33,944
	SemGroup Corp. Class A	2,723,515	32,682
*	Oil States International Inc.	1,781,451	32,601
*	Antero Resources Corp.	5,362,387	29,654
^,*	California Resources Corp.	1,335,793	26,288
*	Carrizo Oil & Gas Inc.	2,546,167	25,513
*	CNX Resources Corp.	3,261,060	23,838
	Nabors Industries Ltd.	8,001,078	23,203
*	Gulfport Energy Corp.	4,553,598	22,358
^,*	Tellurian Inc.	2,801,626	21,993
^,*	SunPower Corp. Class A	1,998,876	21,368
*	Tidewater Inc.	901,937	21,177
*	C&J Energy Services Inc.	1,738,395	20,478
*	Par Pacific Holdings Inc.	920,874	18,896
	Berry Petroleum Corp.	1,691,794	17,933
*	TPI Composites Inc.	725,375	17,931
*	Select Energy Services Inc. Class A	1,527,533	17,735
*	Newpark Resources Inc.	2,323,804	17,243
^	Liberty Oilfield Services Inc. Class A	991,350	16,040
*	Denbury Resources Inc.	12,795,330	15,866
^,*	Plug Power Inc.	6,976,515	15,697
*	Northern Oil and Gas Inc.	7,981,737	15,405
*	Renewable Energy Group Inc.	970,717	15,396
^,*	Extraction Oil & Gas Inc.	3,401,317	14,728
*	W&T Offshore Inc.	2,827,293	14,023
*	Matrix Service Co.	691,035	14,000
*	National Energy Services Reunited Corp.	1,543,253	13,426
^,*	Jagged Peak Energy Inc.	1,591,408	13,161
*	Talos Energy Inc.	540,054	12,988
	Green Plains Inc.	1,192,181	12,852
*	Penn Virginia Corp.	390,782	11,989
^	RPC Inc.	1,642,451	11,842
*	Exterran Corp.	822,969	11,703
*	Bonanza Creek Energy Inc.	558,796	11,668
*	REX American Resources Corp.	157,185	11,459
^	Solaris Oilfield Infrastructure Inc. Class A	745,741	11,171
*	Unit Corp.	1,182,371	10,511
*	KLX Energy Services Holdings Inc.	512,364	10,468
^,*	Diamond Offshore Drilling Inc.	1,052,931	9,339
*	Keane Group Inc.	1,285,466	8,638
*	SandRidge Energy Inc.	1,048,643	7,257
*	Nine Energy Service Inc.	407,899	7,069
*	Ameresco Inc. Class A	472,745	6,964
*	Ring Energy Inc.	2,084,569	6,775
*	Laredo Petroleum Inc.	2,324,239	6,740
*	SEACOR Marine Holdings Inc.	450,400	6,738
	Evolution Petroleum Corp.	900,666	6,440
*	Natural Gas Services Group Inc.	369,721	6,100
*	Trecora Resources	632,548	6,053
*	FTS International Inc.	1,084,589	6,052
*	Brigham Minerals Inc.	276,943	5,943
*	Noble Corp. plc	3,172,294	5,932
^,*	Altus Midstream Co. Class A	1,577,966	5,870
*	Flotek Industries Inc.	1,771,617	5,864
*	TETRA Technologies Inc.	3,517,525	5,734
^,*	Chaparral Energy Inc. Class A	1,213,328	5,715
	Panhandle Oil and Gas Inc. Class A	424,995	5,542
*	Green Brick Partners Inc.	661,222	5,495
*	Abraxas Petroleum Corp.	5,193,989	5,350

48

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	HighPoint Resources Corp.	2,795,833	5,088
*	Geospace Technologies Corp.	307,754	4,650
*	American Superconductor Corp.	491,839	4,564
	Falcon Minerals Corp.	530,811	4,459
*	Forum Energy Technologies Inc.	1,269,825	4,343
*	Superior Energy Services Inc.	3,088,137	4,015
*	Gulf Island Fabrication Inc.	540,255	3,836
*	Midstates Petroleum Co. Inc.	595,004	3,505
*	Goodrich Petroleum Corp.	265,810	3,453
^,*	US Well Services Inc.	666,289	3,212
*	Earthstone Energy Inc. Class A	512,695	3,138
*	SilverBow Resources Inc.	206,493	2,860
	Mammoth Energy Services Inc.	410,105	2,822
^,*	Covia Holdings Corp.	1,429,800	2,802
^,*	Roan Resources Inc.	1,502,828	2,615
*	ION Geophysical Corp.	301,011	2,423
	Adams Resources & Energy Inc.	61,593	2,111
^,*	Smart Sand Inc.	849,600	2,073
*	Isramco Inc.	17,215	2,040
^,*	Montage Resources Corp.	333,534	2,035
^,*	Basic Energy Services Inc.	1,033,013	1,963
*	Independence Contract Drilling Inc.	1,230,807	1,945
*	VAALCO Energy Inc.	1,104,741	1,845
^,*	Comstock Resources Inc.	322,671	1,797
^,*	Torchlight Energy Resources Inc.	1,265,411	1,797
*	Ranger Energy Services Inc.	174,793	1,407
^,*	Hornbeck Offshore Services Inc.	1,124,422	1,406
*	Contango Oil & Gas Co.	772,475	1,344
*	Dawson Geophysical Co.	530,597	1,326
*	NCS Multistage Holdings Inc.	356,833	1,267
*	Lonestar Resources US Inc. Class A	540,694	1,238
*	PrimeEnergy Resources Corp.	8,468	1,127
^,*	Halcon Resources Corp.	5,874,835	1,039
^,*	CARBO Ceramics Inc.	738,241	997
*	Pacific Ethanol Inc.	1,197,323	916
*	American Resources Corp. Class A	296,782	875
^,*	Ultra Petroleum Corp.	4,841,749	872
*	Rosehill Resources Inc. Class A	218,694	809
^,*	Pioneer Energy Services Corp.	2,883,424	729
^,*	Lilis Energy Inc.	1,130,606	690
^,*	Key Energy Services Inc.	290,210	653
^,*	Infrastructure and Energy Alternatives Inc.	263,941	538
*	Parker Drilling Co.	25,274	513
*	Mitcham Industries Inc.	127,173	502
^,*	Alta Mesa Resources Inc. Class A	2,718,168	397
^,*	Quintana Energy Services Inc.	240,977	388
^,*	SAExploration Holdings Inc.	102,761	370
^,*	Enservco Corp.	909,211	342
*	Superior Drilling Products Inc.	312,500	316
^,*	Talos Energy Inc. Warrants Exp. 02/28/2021	116,107	203
^,*	Zion Oil & Gas Inc.	433,877	145
*	Aemetis Inc.	104,265	89
^,*	PEDEVCO Corp.	30,828	64
^,*	FuelCell Energy Inc.	237,948	42
*	Tidewater Inc. Class A	8,839	27
*	Tidewater Inc. Class B	9,555	26
^,*	Houston American Energy Corp.	38,447	8
^,*	Approach Resources Inc.	26,000	8
*	Barnwell Industries Inc.	4,061	5
^,*,§	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	33,839	1
*	Basic Energy Services Inc. Warrants Exp. 12/23/2023	4,640	—
*,§	Jones Energy Inc. Class A	782	—
^,*,§	Harvest Natural Resources Inc.	51,829	—

49

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*,§	Rex Energy Corp.	302	—
			38,413,677

Other (0.0%)[3]
*,§	Herbalife Ltd. CVR	234,057	2,270
^,*,§	Tobira Therapeutics CVR Exp. 12/31/2028	201,001	911
*	Babcock & Wilcox Enterprises Inc. Rights Exp. 07/18/2019	7,071,499	299
*,§	A Schulman Inc. CVR	659,182	285
*,§	New York REIT Liquidating LLC	19,100	252
^,*,§	Ocera Therapeutics CVR Line	653,477	176
*,§	NewStar Financial Inc. CVR	551,185	143
*,§	Corium CVR	782,067	141
*,§	Ambit Biosciences Corp. CVR	201,330	121
*,§	Media General Inc. CVR	2,351,934	91
*,§	Omthera Pharmaceuticals Inc. CVR	121,311	73
*,§	OncoMed Pharmaceuticals Inc. CVR	255,777	70
*	L3Harris Technologies Inc.	300	57
*,§	Social Reality Inc. Rights Exp. 12/31/2019	148,260	27
*,§	Alexza Pharmaceuticals Inc. CVR	327,391	12
*,§	Seventy Seven Energy Inc. Escrow Line	7,222	1
*,§	OncoMed Pharmaceuticals Inc. CVR (XNGS)	40,724	—
*,§	Clinical Data CVR	216,285	—
*,§	Adolor Corp. Rights Exp. 07/01/2019	592,629	—
*	MannKind Corp. Warrants Exp. 12/26/2019	418,414	—
^,*,§	Biosante Pharmaceutical Inc. CVR	253,823	—
*	Kadmon Warrants Exp. 09/29/2022	169,257	—
*,§	NuPathe Inc. CVR	158,681	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	157,660	—
			4,929
Technology (20.3%)
	Microsoft Corp.	212,126,810	28,416,507
	Apple Inc.	114,603,581	22,682,341
*	Facebook Inc. Class A	66,493,915	12,833,326
*	Alphabet Inc. Class A	8,256,511	8,940,150
*	Alphabet Inc. Class C	8,222,028	8,887,272
	Cisco Systems Inc.	119,047,441	6,515,466
	Intel Corp.	123,878,343	5,930,056
*	Adobe Inc.	13,496,314	3,976,689
	Oracle Corp.	62,326,535	3,550,743
	International Business Machines Corp.	24,742,910	3,412,047
*	salesforce.com Inc.	20,347,056	3,087,259
	Texas Instruments Inc.	26,279,287	3,015,811
	Broadcom Inc.	10,403,372	2,994,715
	NVIDIA Corp.	15,988,797	2,625,840
	QUALCOMM Inc.	33,628,010	2,558,083
	Intuit Inc.	6,806,447	1,778,729
*	ServiceNow Inc.	5,127,388	1,407,827
*	Micron Technology Inc.	30,501,702	1,177,061
	Applied Materials Inc.	26,156,127	1,174,672
	Analog Devices Inc.	10,177,676	1,148,754
	Cognizant Technology Solutions Corp. Class A	15,795,278	1,001,263
*	Autodesk Inc.	6,062,414	987,567
*	Workday Inc. Class A	4,450,863	915,008
*	Red Hat Inc.	4,683,368	879,349
	HP Inc.	42,189,064	877,111
	Xilinx Inc.	7,006,809	826,243
*	Advanced Micro Devices Inc.	26,903,928	817,072
	Lam Research Corp.	4,197,246	788,411
	Motorola Solutions Inc.	4,521,570	753,881
	Corning Inc.	21,688,472	720,708
*	Twitter Inc.	20,133,053	702,644
	Harris Corp.	3,310,581	626,130
	Cerner Corp.	8,530,751	625,304
*	VeriSign Inc.	2,967,408	620,663
*	Veeva Systems Inc. Class A	3,542,318	574,245

50

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Hewlett Packard Enterprise Co.	37,886,601	566,405
^	Microchip Technology Inc.	6,522,181	565,473
*	Cadence Design Systems Inc.	7,801,113	552,397
*	Synopsys Inc.	4,166,387	536,172
	KLA-Tencor Corp.	4,500,881	532,004
*	Splunk Inc.	4,131,167	519,494
*	Palo Alto Networks Inc.	2,506,920	510,810
*	ANSYS Inc.	2,306,705	472,459
*	IAC/InterActiveCorp	2,163,939	470,722
	CDW Corp.	4,149,362	460,579
	Maxim Integrated Products Inc.	7,541,637	451,141
*	Twilio Inc. Class A	3,068,046	418,328
	NetApp Inc.	6,761,605	417,191
	Marvell Technology Group Ltd.	17,168,569	409,814
	DXC Technology Co.	7,410,639	408,697
*	Gartner Inc.	2,370,696	381,540
*	Arista Networks Inc.	1,468,029	381,130
	Skyworks Solutions Inc.	4,782,421	369,538
	Western Digital Corp.	7,678,121	365,095
	Symantec Corp.	16,689,288	363,159
	VMware Inc. Class A	2,126,551	355,581
*	Okta Inc.	2,862,644	353,565
*	Tableau Software Inc. Class A	2,083,467	345,897
*	Akamai Technologies Inc.	4,246,583	340,321
	SS&C Technologies Holdings Inc.	5,888,421	339,232
*	GoDaddy Inc. Class A	4,802,219	336,876
	Citrix Systems Inc.	3,371,285	330,858
	Seagate Technology plc	6,945,500	327,272
	Leidos Holdings Inc.	4,014,056	320,522
*	Paycom Software Inc.	1,390,523	315,259
*	Fortinet Inc.	3,984,091	306,098
*	Snap Inc.	19,051,337	272,434
*	Zendesk Inc.	3,011,843	268,144
*	PTC Inc.	2,947,802	264,595
	Juniper Networks Inc.	9,520,291	253,525
*	EPAM Systems Inc.	1,410,937	244,233
*	Aspen Technology Inc.	1,909,378	237,297
*	F5 Networks Inc.	1,621,344	236,116
	Teradyne Inc.	4,913,085	235,386
*	Black Knight Inc.	3,903,030	234,767
*	ON Semiconductor Corp.	11,344,018	229,263
*	Guidewire Software Inc.	2,222,333	225,300
*	Qorvo Inc.	3,375,755	224,859
	Cypress Semiconductor Corp.	9,946,653	221,214
*	Dell Technologies Inc.	4,256,136	216,212
*	Tyler Technologies Inc.	998,081	215,605
*	Coupa Software Inc.	1,691,432	214,152
*	RingCentral Inc. Class A	1,845,351	212,068
*	HubSpot Inc.	1,093,281	186,426
*	Proofpoint Inc.	1,534,280	184,497
*	Ciena Corp.	4,272,035	175,709
	CDK Global Inc.	3,444,197	170,281
*	Cree Inc.	2,870,486	161,264
^,*	MongoDB Inc.	975,415	148,351
*	Medidata Solutions Inc.	1,606,610	145,414
	Monolithic Power Systems Inc.	1,063,043	144,340
^,*	DocuSign Inc. Class A	2,843,047	141,328
*	CACI International Inc. Class A	681,335	139,394
	Entegris Inc.	3,699,200	138,054
	Science Applications International Corp.	1,524,482	131,959
*	RealPage Inc.	2,177,614	128,153
*	Alteryx Inc. Class A	1,174,388	128,149
*	ViaSat Inc.	1,581,364	127,806
*	Nuance Communications Inc.	7,946,245	126,902

51

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Dropbox Inc. Class A	4,949,075	123,974
*	Silicon Laboratories Inc.	1,193,826	123,442
*	Anaplan Inc.	2,442,011	123,248
*	Manhattan Associates Inc.	1,772,359	122,878
*	Zscaler Inc.	1,558,906	119,475
*	New Relic Inc.	1,365,292	118,111
*	Smartsheet Inc. Class A	2,412,942	116,786
*	Teradata Corp.	3,231,750	115,858
	MKS Instruments Inc.	1,486,314	115,769
	j2 Global Inc.	1,275,817	113,407
*	Lumentum Holdings Inc.	2,119,749	113,216
	Blackbaud Inc.	1,353,000	112,975
	SYNNEX Corp.	1,132,199	111,408
*	Tech Data Corp.	1,016,058	106,280
*	Slack Technologies Inc. Class A	2,814,523	105,545
	LogMeIn Inc.	1,403,546	103,413
*	ACI Worldwide Inc.	3,008,901	103,326
*	Avalara Inc.	1,420,676	102,573
*	NCR Corp.	3,287,292	102,235
^	Match Group Inc.	1,498,445	100,800
*	Nutanix Inc.	3,862,607	100,196
*	Ceridian HCM Holding Inc.	1,966,957	98,741
*	Verint Systems Inc.	1,791,296	96,336
*	Pure Storage Inc. Class A	6,077,756	92,807
	Perspecta Inc.	3,890,278	91,071
*	Envestnet Inc.	1,328,281	90,815
*	Q2 Holdings Inc.	1,157,044	88,352
*	Cornerstone OnDemand Inc.	1,516,142	87,830
	Cabot Microelectronics Corp.	789,104	86,865
*	Semtech Corp.	1,804,589	86,710
*	CommScope Holding Co. Inc.	5,375,674	84,559
*	Viavi Solutions Inc.	6,221,042	82,678
*	Everbridge Inc.	911,400	81,497
*	Qualys Inc.	924,046	80,466
*	Five9 Inc.	1,549,132	79,455
*	FireEye Inc.	5,306,843	78,594
	Pegasystems Inc.	1,082,346	77,074
	Cogent Communications Holdings Inc.	1,294,406	76,836
^,*	Finisar Corp.	3,205,562	73,311
	Brooks Automation Inc.	1,888,923	73,196
*	Cirrus Logic Inc.	1,630,959	71,273
*	Rapid7 Inc.	1,221,796	70,669
*	Premier Inc. Class A	1,774,134	69,386
*	Box Inc.	3,730,639	65,697
^,*	Pinterest Inc. Class A	2,336,113	63,589
*	2U Inc.	1,672,310	62,946
	Power Integrations Inc.	767,745	61,558
*	Blackline Inc.	1,141,945	61,105
*	EchoStar Corp. Class A	1,353,912	60,005
*	Advanced Energy Industries Inc.	1,056,239	59,435
	InterDigital Inc.	916,940	59,051
*	Inphi Corp.	1,161,707	58,202
*	Allscripts Healthcare Solutions Inc.	4,925,023	57,278
*	CommVault Systems Inc.	1,145,817	56,855
*	Covetrus Inc.	2,322,030	56,797
*	Insight Enterprises Inc.	969,584	56,430
*	PROS Holdings Inc.	887,949	56,172
	Progress Software Corp.	1,226,420	53,496
*	Bottomline Technologies DE Inc.	1,205,158	53,316
*	Alarm.com Holdings Inc.	994,105	53,185
*	Lattice Semiconductor Corp.	3,639,533	53,101
^,*	Elastic NV	690,836	51,578
*	NetScout Systems Inc.	2,026,947	51,464
*	SPS Commerce Inc.	499,940	51,099

52

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
^	Ubiquiti Networks Inc.	386,036	50,764
*	Workiva Inc.	865,431	50,273
*	Varonis Systems Inc.	799,516	49,522
*	Electronics For Imaging Inc.	1,265,385	46,705
*	LivePerson Inc.	1,619,330	45,406
	CSG Systems International Inc.	923,398	45,090
*	Acacia Communications Inc.	944,120	44,525
*	SailPoint Technologies Holding Inc.	2,196,751	44,023
*	Appfolio Inc.	417,928	42,741
*	Yext Inc.	2,108,626	42,362
*	Diodes Inc.	1,134,901	41,276
*	MaxLinear Inc.	1,730,160	40,555
*	Cray Inc.	1,146,773	39,931
*	Instructure Inc.	900,565	38,274
*	SVMK Inc.	2,295,090	37,892
*	Blucora Inc.	1,225,527	37,219
	Plantronics Inc.	1,003,608	37,174
*	Avaya Holdings Corp.	3,111,967	37,064
*	Rambus Inc.	2,971,947	35,782
*	Altair Engineering Inc. Class A	853,903	34,489
*	Cloudera Inc.	6,474,300	34,055
*	Crowdstrike Holdings Inc. Class A	495,992	33,871
*	Virtusa Corp.	740,118	32,883
*	Bandwidth Inc. Class A	425,037	31,886
*	MicroStrategy Inc. Class A	222,167	31,839
*	ForeScout Technologies Inc.	937,962	31,759
^	Ebix Inc.	627,029	31,489
*	Cision Ltd.	2,490,595	29,215
*	Perficient Inc.	842,516	28,915
*	Zuora Inc. Class A	1,883,870	28,861
*	NextGen Healthcare Inc.	1,441,393	28,684
*	FormFactor Inc.	1,829,549	28,669
	Xperi Corp.	1,352,661	27,851
	NIC Inc.	1,710,413	27,435
*	Boingo Wireless Inc.	1,466,402	26,351
*	Vocera Communications Inc.	821,601	26,226
*	Upland Software Inc.	566,401	25,788
*	Synaptics Inc.	872,832	25,434
*	ePlus Inc.	359,389	24,776
^,*	3D Systems Corp.	2,714,062	24,698
*	Carbonite Inc.	942,629	24,546
^,*	Tabula Rasa HealthCare Inc.	487,330	24,332
*	SolarWinds Corp.	1,239,816	22,738
^,*	Appian Corp. Class A	624,949	22,542
	Shutterstock Inc.	570,546	22,360
*	ScanSource Inc.	677,823	22,070
^,*	Pivotal Software Inc. Class A	2,062,480	21,780
*	Tenable Holdings Inc.	761,885	21,744
*	Nanometrics Inc.	624,162	21,665
*	NETGEAR Inc.	853,836	21,594
*	Extreme Networks Inc.	3,329,885	21,544
*	Rudolph Technologies Inc.	778,874	21,520
*	Benefitfocus Inc.	761,966	20,687
^	Switch Inc.	1,487,035	19,465
*	Carbon Black Inc.	1,143,202	19,114
	Monotype Imaging Holdings Inc.	1,093,960	18,422
	Comtech Telecommunications Corp.	629,355	17,691
	Presidio Inc.	1,264,398	17,284
*	Diebold Nixdorf Inc.	1,865,119	17,084
	Cohu Inc.	1,084,157	16,729
	TiVo Corp.	2,180,689	16,072
*	Model N Inc.	821,864	16,026
*	Domo Inc.	570,382	15,583
*	Eventbrite Inc. Class A	956,418	15,494

53

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Rosetta Stone Inc.	670,665	15,345
*	Vectrus Inc.	377,206	15,299
^,*	nLight Inc.	791,879	15,204
	Pitney Bowes Inc.	3,502,451	14,990
*	Amkor Technology Inc.	1,988,960	14,838
*	Ultra Clean Holdings Inc.	1,059,046	14,742
*	CEVA Inc.	602,454	14,670
*	Photronics Inc.	1,781,713	14,610
^,*	Ichor Holdings Ltd.	612,658	14,483
*	MobileIron Inc.	2,334,147	14,472
	Forrester Research Inc.	305,920	14,387
^,*	Tucows Inc. Class A	234,431	14,305
^,*	Pagerduty Inc.	299,825	14,107
*	Zix Corp.	1,529,316	13,901
*	Unisys Corp.	1,404,622	13,653
*	Axcelis Technologies Inc.	904,771	13,617
	ADTRAN Inc.	876,068	13,360
*	Harmonic Inc.	2,373,114	13,171
^,*	USA Technologies Inc.	1,758,946	13,069
*	Agilysys Inc.	578,685	12,424
*	OneSpan Inc.	874,440	12,391
*	Loral Space & Communications Inc.	343,972	11,870
*	Infinera Corp.	3,850,513	11,205
*	Aquantia Corp.	858,107	11,181
*	I3 Verticals Inc. Class A	376,369	11,084
*	Amber Road Inc.	832,278	10,870
*	CalAmp Corp.	930,017	10,863
	QAD Inc. Class A	270,068	10,859
*	DSP Group Inc.	750,971	10,784
*	PDF Solutions Inc.	819,202	10,748
^,*	VirnetX Holding Corp.	1,730,163	10,744
*	Brightcove Inc.	1,023,564	10,573
*	Mitek Systems Inc.	1,063,456	10,571
	Hackett Group Inc.	619,287	10,398
	Computer Programs & Systems Inc.	372,945	10,364
	PC Connection Inc.	293,770	10,276
	Simulations Plus Inc.	355,330	10,148
	American Software Inc. Class A	761,872	10,019
*	Digi International Inc.	782,782	9,926
	Systemax Inc.	434,652	9,632
*	Endurance International Group Holdings Inc.	1,863,248	8,944
*	Telaria Inc.	1,167,945	8,783
*	Telenav Inc.	1,087,663	8,701
*	A10 Networks Inc.	1,233,903	8,415
*	Calix Inc.	1,276,950	8,377
*	Sciplay Corp. Class A	599,816	8,223
*	Limelight Networks Inc.	3,037,394	8,201
*	Castlight Health Inc. Class B	2,431,745	7,855
^,*	Gogo Inc.	1,940,427	7,723
^,*	PAR Technology Corp.	271,257	7,649
*	ChannelAdvisor Corp.	847,964	7,428
*	Immersion Corp.	975,369	7,423
*	Meet Group Inc.	2,074,653	7,220
*	Ribbon Communications Inc.	1,428,754	6,987
*	Aerohive Networks Inc.	1,561,052	6,915
*	Impinj Inc.	238,462	6,825
^,*	Applied Optoelectronics Inc.	655,127	6,735
^,*	TransEnterix Inc.	4,886,938	6,646
*	Alpha & Omega Semiconductor Ltd.	701,790	6,555
*	Adesto Technologies Corp.	785,341	6,401
^,*	Inseego Corp.	1,318,220	6,314
^,*	Fastly Inc. Class A	308,041	6,247
*	Ooma Inc.	560,175	5,871
	AstroNova Inc.	225,694	5,832

54

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	KVH Industries Inc.	533,493	5,799
*	GSI Technology Inc.	648,992	5,562
	GlobalSCAPE Inc.	513,972	5,253
*	SharpSpring Inc.	399,845	5,194
	Preformed Line Products Co.	92,312	5,125
*	NeoPhotonics Corp.	1,196,763	5,002
*	AXT Inc.	1,217,081	4,820
*	Clearfield Inc.	356,387	4,722
*	WideOpenWest Inc.	645,618	4,687
*	eGain Corp.	550,716	4,483
*	DASAN Zhone Solutions Inc.	311,682	4,049
*	Synchronoss Technologies Inc.	488,365	3,863
*	Icad Inc.	551,811	3,515
*	Airgain Inc.	241,052	3,411
*	RigNet Inc.	333,621	3,363
*	ACM Research Inc. Class A	215,406	3,362
*	Rimini Street Inc.	608,845	3,227
^,*	Veritone Inc.	362,393	3,030
*	Pixelworks Inc.	1,018,599	3,005
^,*	Digimarc Corp.	67,470	2,995
	TESSCO Technologies Inc.	167,008	2,983
*	VOXX International Corp. Class A	708,030	2,945
*	LRAD Corp.	785,787	2,585
*	EMCORE Corp.	768,734	2,529
*	Great Elm Capital Group Inc.	579,283	2,491
^,*	Intelligent Systems Corp.	85,031	2,448
	TransAct Technologies Inc.	216,421	2,437
*	Change Healthcare Inc.	165,240	2,413
^,*	SecureWorks Corp. Class A	171,220	2,276
*	Majesco	225,433	2,099
^,*	Park City Group Inc.	375,297	2,012
^,*	Everspin Technologies Inc.	304,790	1,987
^,*	Smith Micro Software Inc.	607,430	1,847
^,*	Kopin Corp.	1,679,403	1,831
	PC-Tel Inc.	396,862	1,758
*	ID Systems Inc.	297,549	1,750
*	NetSol Technologies Inc.	307,989	1,722
*	Aviat Networks Inc.	122,767	1,682
*	Computer Task Group Inc.	408,207	1,637
*	Exela Technologies Inc.	737,608	1,615
*	Identiv Inc.	311,148	1,593
*	Finjan Holdings Inc.	700,435	1,555
*	Neurotrope Inc.	184,433	1,479
^,*	RumbleON Inc. Class B	322,180	1,443
^,*	QuickLogic Corp.	2,484,132	1,430
^,*	Atomera Inc.	283,435	1,426
*	Seachange International Inc.	985,666	1,410
*	Support.com Inc.	811,765	1,315
*	Key Tronic Corp.	256,079	1,275
*	inTEST Corp.	243,486	1,171
	QAD Inc. Class B	39,540	1,166
*	Intellicheck Inc.	200,200	1,159
*	Synacor Inc.	721,224	1,125
^,*	Resonant Inc.	472,252	1,124
^,*	Red Violet Inc.	90,298	1,120
*	Amtech Systems Inc.	196,354	1,080
*	Lantronix Inc.	314,077	1,046
	Wayside Technology Group Inc.	83,373	941
^,*	Internap Corp.	294,076	885
*	Intermolecular Inc.	743,088	869
*	Data I/O Corp.	177,828	800
^,*	Super League Gaming Inc.	92,788	793
	CSP Inc.	47,389	723
^,*	Aehr Test Systems	428,220	707

55

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Qumu Corp.	159,718	663
*	RCM Technologies Inc.	160,025	640
*	Innodata Inc.	645,140	581
	BK Technologies Corp.	131,946	567
*	CynergisTek Inc.	115,845	561
*	Aware Inc.	167,010	554
*	AudioEye Inc.	64,820	512
^,*	Sunworks Inc.	880,176	480
*	ClearOne Inc.	209,895	468
*	AIT Therapeutics Inc.	80,328	446
*	GSE Systems Inc.	183,259	429
*	WidePoint Corp.	965,549	404
	Network-1 Technologies Inc.	160,465	401
*	Mastech Digital Inc.	82,534	392
^,*	SITO Mobile Ltd.	433,950	341
^,*	NXT-ID Inc.	389,920	288
*	Optical Cable Corp.	61,744	254
*	BSQUARE Corp.	217,838	253
*	Marin Software Inc.	96,394	237
*	One Stop Systems Inc.	124,237	212
*	Inuvo Inc.	325,736	137
*	Streamline Health Solutions Inc.	77,733	117
^,*	FTE Networks Inc.	107,593	110
*	Xcel Brands Inc.	64,256	93
*	CVD Equipment Corp.	21,638	79
*	Cinedigm Corp. Class A	50,706	68
*	ADDvantage Technologies Group Inc.	33,503	53
*	Trio-Tech International	14,780	43
*	Qualstar Corp.	4,406	26
*	Evolving Systems Inc.	27,162	21
*	Creative Realities Inc.	6,667	15
	SilverSun Technologies Inc.	2,401	7
*	Westell Technologies Inc. Class A	3,700	7
	Communications Systems Inc.	214	1
*	MYnd Analytics Inc.	100	—
			165,151,438
Telecommunications (1.8%)
	AT&T Inc.	201,294,289	6,745,372
	Verizon Communications Inc.	114,178,498	6,523,018
*	T-Mobile US Inc.	8,323,782	617,125
	CenturyLink Inc.	26,601,112	312,829
*	Zayo Group Holdings Inc.	5,826,773	191,759
*	Sprint Corp.	16,124,964	105,941
	Telephone & Data Systems Inc.	2,780,909	84,540
*	Vonage Holdings Corp.	6,408,919	72,613
*	8x8 Inc.	2,608,051	62,854
*	Iridium Communications Inc.	2,664,958	61,987
	Shenandoah Telecommunications Co.	1,373,533	52,908
^,*	Zoom Video Communications Inc. Class A	563,341	50,019
^,*	Intelsat SA	2,141,200	41,646
*	ORBCOMM Inc.	3,449,815	25,011
*	United States Cellular Corp.	509,038	22,739
^,*	GTT Communications Inc.	1,269,423	22,342
*	pdvWireless Inc.	393,498	18,494
	ATN International Inc.	292,924	16,910
^	Consolidated Communications Holdings Inc.	3,019,642	14,887
	Spok Holdings Inc.	595,202	8,952
^,*	Pareteum Corp.	3,086,019	8,054
^,*	Frontier Communications Corp.	4,102,202	7,179
*	Cincinnati Bell Inc.	1,385,012	6,856
*	IDT Corp. Class B	542,884	5,141
^,*	Globalstar Inc.	7,364,140	3,535
*	Alaska Communications Systems Group Inc.	1,464,757	2,505
^,*	HC2 Holdings Inc.	688,154	1,624

56

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Otelco Inc. Class A	54,417	875
*	CPS Technologies Corp.	117,917	137
			15,087,852
Utilities (3.2%)
	NextEra Energy Inc.	13,260,448	2,716,535
	Duke Energy Corp.	20,133,939	1,776,619
	Dominion Energy Inc.	22,140,240	1,711,883
	Southern Co.	28,680,893	1,585,480
	Exelon Corp.	26,646,491	1,277,433
	American Electric Power Co. Inc.	13,558,579	1,193,291
	Sempra Energy	7,567,682	1,040,102
	Xcel Energy Inc.	14,353,124	853,867
	Public Service Enterprise Group Inc.	13,946,898	820,357
	Consolidated Edison Inc.	9,112,547	798,988
	WEC Energy Group Inc.	8,859,097	738,583
	Eversource Energy	8,827,500	668,771
	DTE Energy Co.	5,084,122	650,158
	FirstEnergy Corp.	14,613,179	625,590
	PPL Corp.	19,906,295	617,294
	Edison International	9,006,170	607,106
	American Water Works Co. Inc.	4,984,486	578,200
	Entergy Corp.	5,113,353	526,317
	Ameren Corp.	6,794,634	510,345
	CMS Energy Corp.	7,755,471	449,119
	Evergy Inc.	7,233,477	435,094
	CenterPoint Energy Inc.	13,802,771	395,173
	Atmos Energy Corp.	3,192,925	337,045
*	PG&E Corp.	14,625,940	335,227
	Alliant Energy Corp.	6,675,176	327,618
	AES Corp.	18,169,520	304,521
	NiSource Inc.	10,366,748	298,562
	Pinnacle West Capital Corp.	3,070,959	288,947
	NRG Energy Inc.	7,555,501	265,349
	UGI Corp.	4,798,568	256,291
	Vistra Energy Corp.	11,046,712	250,098
	Aqua America Inc.	5,849,913	242,011
	IDACORP Inc.	1,389,634	139,561
	Hawaiian Electric Industries Inc.	3,127,374	136,197
	Black Hills Corp.	1,738,447	135,894
	Portland General Electric Co.	2,465,797	133,572
	ONE Gas Inc.	1,474,304	133,130
	Southwest Gas Holdings Inc.	1,400,439	125,507
	New Jersey Resources Corp.	2,464,687	122,667
	ALLETE Inc.	1,431,016	119,075
	National Fuel Gas Co.	2,206,380	116,387
	PNM Resources Inc.	2,261,275	115,121
	Spire Inc.	1,325,058	111,199
	NorthWestern Corp.	1,403,852	101,288
	Avangrid Inc.	1,862,566	94,060
	South Jersey Industries Inc.	2,632,689	88,801
	Avista Corp.	1,835,754	81,875
	American States Water Co.	1,012,405	76,173
	El Paso Electric Co.	1,146,299	74,968
	MGE Energy Inc.	985,898	72,049
	Ormat Technologies Inc.	1,124,093	71,256
	California Water Service Group	1,352,101	68,457
	Pattern Energy Group Inc. Class A	2,757,371	63,668
	Northwest Natural Holding Co.	819,879	56,982
*	Sunrun Inc.	2,641,369	49,552
	Chesapeake Utilities Corp.	466,110	44,290
	SJW Group	721,978	43,875
	TerraForm Power Inc. Class A	2,025,677	28,967
*	Evoqua Water Technologies Corp.	1,977,220	28,156
	Unitil Corp.	459,472	27,518

57

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2019

					Market
					Value
				Shares	($000)
	Middlesex Water Co.			459,994	27,255
	Connecticut Water Service Inc.			330,197	23,021
^,*	Bloom Energy Corp. Class A			1,268,740	15,567
	York Water Co.			359,772	12,851
	Artesian Resources Corp. Class A			240,624	8,944
^,*	Atlantic Power Corp.			3,682,538	8,912
^,*	Vivint Solar Inc.			1,197,535	8,742
*	AquaVenture Holdings Ltd.			397,711	7,942
^,*	Cadiz Inc.			636,825	7,164
	Genie Energy Ltd. Class B			649,392	6,916
	RGC Resources Inc.			200,744	6,127
*	Pure Cycle Corp.			557,526	5,910
^	Spark Energy Inc. Class A			405,351	4,536
					26,086,106
Total Common Stocks (Cost $495,937,947)					810,134,218

		Coupon
Preferred Stocks (0.0%)
*	Air T Funding Pfd., 8.00%, 6/7/24 (Cost $54)			25,906	62
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.9%)
4,5	Vanguard Market Liquidity Fund	2.499%		69,074,271	6,908,809

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	2.392%	7/5/19	10,000	9,998
6	United States Treasury Bill	2.396%	7/11/19	50,000	49,973
6	United States Treasury Bill	2.387%	7/18/19	27,000	26,974
6	United States Treasury Bill	2.211%	11/7/19	20,000	19,852
6	United States Treasury Bill	2.275%	11/29/19	110,000	109,052
					215,849
Total Temporary Cash Investments (Cost $7,123,048)					7,124,658
Total Investments (100.4%) (Cost $503,061,049)					817,258,938
Other Assets and Liabilities–Net (-0.4%)[5,7]					(3,173,333)
Net Assets (100%)					814,085,605

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,511,218,000.
*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.

2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Includes $3,690,061,000 of collateral received for securities on loan, of which $3,664,898,000 is held in Vanguard Market Liquidity Fund and $25,163,000 is held in cash.
6	Securities with a value of $145,644,000 have been segregated as initial margin for open futures contracts.
7	Cash of $3,207,000 have been segregated as collateral for open over-the-counter swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

58

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© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA852 082019

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)  Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  August 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 16, 2019

VANGUARD INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 16, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.